                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08274
                                   ---------------------------------------------

                         MassMutual Institutional Funds
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      1295 State Street, Springfield, MA                        01111
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                    Frederick C. Castellani
                    1295 State Street, Springfield, MA 01111
--------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  617-330-6027
                                                    ----------------------------

Date of fiscal year end:   12/31/2003
                         --------------------------
Date of reporting period:  12/31/2003
                          -------------------------

ITEM 1 REPORTS TO STOCKHOLDERS.

        (Annual Report for the period 1/1/03 through 12/31/03 is filed herewith)

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                         1

MASSMUTUAL MONEY MARKET FUND
    Portfolio Manager Report                                                   3
    Portfolio of Investments                                                   5
    Financial Statements                                                       6

MASSMUTUAL SHORT-DURATION BOND FUND
    Portfolio Manager Report                                                  11
    Portfolio of Investments                                                  14
    Financial Statements                                                      19

MASSMUTUAL CORE BOND FUND
    Portfolio Manager Report                                                  25
    Portfolio of Investments                                                  28
    Financial Statements                                                      36

MASSMUTUAL DIVERSIFIED BOND FUND
    Portfolio Manager Report                                                  42
    Portfolio of Investments                                                  44
    Financial Statements                                                      51

MASSMUTUAL BALANCED FUND
    Portfolio Manager Report                                                  57
    Portfolio of Investments                                                  60
    Financial Statements                                                      69

MASSMUTUAL CORE VALUE EQUITY FUND
    Portfolio Manager Report                                                  75
    Portfolio of Investments                                                  78
    Financial Statements                                                      85

MASSMUTUAL FUNDAMENTAL VALUE FUND
    Portfolio Manager Report                                                  91
    Portfolio of Investments                                                  93
    Financial Statements                                                      95

MASSMUTUAL VALUE EQUITY FUND
    Portfolio Manager Report                                                 100
    Portfolio of Investments                                                 102
    Financial Statements                                                     106

MASSMUTUAL LARGE CAP VALUE FUND
    Portfolio Manager Report                                                 111
    Portfolio of Investments                                                 113
    Financial Statements                                                     115

MASSMUTUAL INDEXED EQUITY FUND
    Portfolio Manager Report                                                 120
    Portfolio of Investments                                                 123
    Financial Statements                                                     129

MASSMUTUAL BLUE CHIP GROWTH FUND
    Portfolio Manager Report                                                 135
    Portfolio of Investments                                                 137
    Financial Statements                                                     140

MASSMUTUAL LARGE CAP GROWTH FUND
    Portfolio Manager Report                                                 145
    Portfolio of Investments                                                 147
    Financial Statements                                                     149

MASSMUTUAL GROWTH EQUITY FUND
    Portfolio Manager Report                                                 154
    Portfolio of Investments                                                 156
    Financial Statements                                                     160

MASSMUTUAL AGGRESSIVE GROWTH FUND
    Portfolio Manager Report                                                 165
    Portfolio of Investments                                                 167
    Financial Statements                                                     169

MASSMUTUAL OTC 100 FUND
    Portfolio Manager Report                                                 174
    Portfolio of Investments                                                 176
    Financial Statements                                                     179

MASSMUTUAL FOCUSED VALUE FUND
    Portfolio Manager Report                                                 184
    Portfolio of Investments                                                 186
    Financial Statements                                                     188

MASSMUTUAL SMALL COMPANY VALUE FUND
    Portfolio Manager Report                                                 193
    Portfolio of Investments                                                 195
    Financial Statements                                                     199

MASSMUTUAL SMALL CAP EQUITY FUND
    Portfolio Manager Report                                                 204
    Portfolio of Investments                                                 207
    Financial Statements                                                     209

MASSMUTUAL MID CAP GROWTH EQUITY FUND
    Portfolio Manager Report                                                 215
    Portfolio of Investments                                                 217
    Financial Statements                                                     219

MASSMUTUAL MID CAP GROWTH EQUITY II FUND
    Portfolio Manager Report                                                 225
    Portfolio of Investments                                                 227
    Financial Statements                                                     230

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
    Portfolio Manager Report                                                 235
    Portfolio of Investments                                                 237
    Financial Statements                                                     240

MASSMUTUAL SMALL COMPANY GROWTH FUND
    Portfolio Manager Report                                                 246
    Portfolio of Investments                                                 248
    Financial Statements                                                     251

MASSMUTUAL EMERGING GROWTH FUND
    Portfolio Manager Report                                                 256
    Portfolio of Investments                                                 258
    Financial Statements                                                     261

MASSMUTUAL INTERNATIONAL EQUITY FUND
    Portfolio Manager Report                                                 266
    Portfolio of Investments                                                 269
    Financial Statements                                                     272

MASSMUTUAL OVERSEAS FUND
    Portfolio Manager Report                                                 278
    Portfolio of Investments                                                 280
    Financial Statements                                                     283

NOTES TO FINANCIAL STATEMENTS                                                288

INDEPENDENT AUDITORS' REPORT                                                 316

TRUSTEES AND OFFICERS (UNAUDITED)                                            317

FEDERAL TAX INFORMATION (UNAUDITED)                                          321

MASSMUTUAL INSTITUTIONAL FUNDS - LETTER TO SHAREHOLDERS

                                                               December 31, 2003

TO OUR SHAREHOLDERS

[PHOTO OF FREDERICK C. CASTELLANI]

FREDERICK C. CASTELLANI

"THE RENEWED STRENGTH IN ECONOMIC GROWTH AND THE RALLY IN THE EQUITY MARKETS DURING 2003 HIGHLIGHT WHY WE BELIEVE IT IS IMPORTANT FOR PARTICIPANTS TO STAY THE COURSE - AS WELL AS MAINTAIN A PROPERLY DIVERSIFIED PORTFOLIO. WE BELIEVE THIS IS THE BEST STRATEGY WHEN TRYING TO ACHIEVE LONG-TERM RETIREMENT
GOALS."

2003: A YEAR OF MANY HAPPY RETURNS

Good times returned in 2003 for many equity investors. The stock market indexes and most equity funds generated returns in excess of 25%, with more aggressive strategies doubling that advance. The bond market lagged with single-digit returns in the plain vanilla, high quality corporate and government agency categories, but compelling gains of over 25% also were found in the high yield and foreign bond markets.

Only a year ago, investors were faced with three straight years of stock market losses - with grave concerns about a possible fourth "down" year. Their pessimism was not without merit: the economy was sluggish, unemployment was rising and war was on the horizon. Fortunately, the fundamentals improved as the year progressed, leading to increased optimism and strong performance.

Stronger-than-expected economic growth and improving corporate profitability fueled the equity markets. U.S. Gross Domestic Product, a broad measure of economic activity, grew by an 8.2% annualized rate in the third quarter, the strongest advance in nearly 20 years. Providing the foundation were strong corporate earnings reports, evidence of recovery in business investment, continued strength in consumer spending, the Federal Reserve (Fed) policy of maintaining low interest rates, tax reductions, increased government spending and positive strides in the war on terror.

AGGRESSIVE STOCKS PREVAILED

As in a typical market rally, during the third and fourth quarters, the more aggressive categories led the way, with small-cap outperforming large-cap, international leading domestic, growth leading value, and high yield leading Treasuries. The technology-heavy NASDAQ led the major stock indexes, with the Russell 2000 small-cap index close behind, followed by the MSCI EAFE international equity benchmark. Bringing up the rear were the Dow Jones Industrial Average and the S&P 500(R) Index - but both stilL turned in impressive double-digit returns for the six-month period.

BOND RETURNS LAGGED

Over the six months ending December 31, 2003, bonds trailed stocks by a wide margin. In the third quarter, the bond market's woes were punctuated by a brutal July, when the Lehman Brothers Aggregate Bond Index had its worst monthly decline in over 20 years. This left many investors who had flocked to the "safety" of the bond market - leaving stocks behind - rudely surprised. (This turn of events also underscores why we continuously caution investors not to use the recent past performance of any asset category as the primary reason for investing.) The fourth quarter was not much better for bond investors, as the Lehman Brothers Aggregate Bond Index advanced a paltry 0.32%.

THE 2004 OUTLOOK - TEMPERED OPTIMISM

The broad-based stock market rally in 2003 was supported by several factors that continue to provide favorable indicators for 2004, including:
-  A U.S. economy that seems to be in the early stages of expansion
-  Interest rates which are at a 45-year low
- Low inflation, which should allow the Fed to maintain current interest rate policy
-  Reduced taxes
-  Improving corporate profitability and earnings growth

Conversely, it is unlikely that the market will be as strong or as broad based in 2004 as it was last year, due to several factors:
-  High unemployment
-  Interest rates that are more likely to rise than decline
-  High debt ratios for consumers and government
- Easier comparisons for corporate profit growth (the low or negative profit numbers companies posted in 2001/2002) are now behind us.

In closing, as the euphoria of 2003's investment performance abates, pressure will be on the economy and stock prices to sustain the rally. Emphasis will likely be on inflation and interest rates, earnings growth and employment. While last year's gains in the market are encouraging and give stock investors a reason to smile, we continue to urge all investors to maintain focus on long-term investment objectives. This should include maintaining a diversified portfolio in an effort to better weather the stock market's inevitable ups and downs.


/s/ Frederick C. Castellani

Frederick C. Castellani
PRESIDENT

MASSMUTUAL MONEY MARKET FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve high
OBJECTIVE OF THE               current income, preserve capital and liquidity by
MASSMUTUAL MONEY               investing in:
MARKET FUND?                   - a diversified portfolio of money market
                                 instruments; and
                               - high quality debt instruments with remaining
                                 maturity not to exceed 397 days.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares had a return of 0.69%,
                               underperforming the 1.07% return of the 91-Day
                               U.S. Treasury Bill.

WHAT WAS THE INVESTMENT        The third quarter was characterized by positive
BACKGROUND DURING THE          economic surprises, with many companies
PERIOD?                        announcing better-than-expected results. While
                               stocks continued their positive performance through July, the central bank rate cut in late
                               June saw the main bond indexes post negative returns in July. On a more positive note, Gross
                               Domestic Product was revised upward for the second quarter to an annual rate of 3.3%. This positive economic and business momentum continued during the closing quarter of the year, as investors became increasingly confident.

                               Another positive development has been the increase in hiring within the temporary sector of the job market - often viewed as a precursor to an improvement in the permanent job sector. Conversely, non-farm payrolls, which posted seven straight months of declines through August, showed only a modest increase in September, making this a "jobless recovery." Also a positive for the markets, the monetary stimulus that the Federal Reserve (Fed) initiated in 2002 remained in place, with interest rates left unchanged. It is widely believed that the Fed has room to keep rates at current levels well into 2004. Finally, the unemployment rate, which was one of the last economic indicators to turn positive during 2003, continued to decline, albeit slowly. With reduced inventories and increasing demand now coming through, we expect this trend to continue in 2004.

HOW IS THE FUND                Since there was little short-end commercial paper
INVESTED?                      issuance in 2003, we held almost 50% of the
                               portfolio in Treasuries at year-end. We have also been reducing our exposure to agency discount notes issued by Freddie Mac and Fannie Mae, in the wake of accounting scandals associated with those quasi-government agencies.

WHAT IS YOUR OUTLOOK?          We believe that money market returns will remain
                               subdued in the coming months.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Money Market Fund Class S and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                             FIVE YEAR         SINCE INCEPTION
                        ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
                    1/1/03 - 12/31/03    1/1/99 - 12/31/03    10/3/94 - 12/31/03
Class S                   0.69%                3.52%                4.39%
--------------------------------------------------------------------------------
91-Day
Treasury Bills            1.07%                3.50%                4.33%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                     CLASS S      T-BILLS
10/3/94             $  10,000    $  10,000
  12/94             $  10,126    $  10,130
  12/95             $  10,711    $  10,712
  12/96             $  11,272    $  11,274
  12/97             $  11,879    $  11,866
  12/98             $  12,520    $  12,467
  12/99             $  13,158    $  13,057
  12/00             $  13,996    $  13,835
12/2001             $  14,575    $  14,401
12/2002             $  14,781    $  14,646
12/2003             $  14,883    $  14,803

Hypothetical Investments in MassMutual Money Market Fund Class A, Class Y and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                             FIVE YEAR         SINCE INCEPTION
                        ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
                    1/1/03 - 12/31/03    1/1/99 - 12/31/03    1/1/98 - 12/31/03
Class A                   0.20%                3.01%                3.28%
Class Y                   0.59%                3.44%                3.72%
--------------------------------------------------------------------------------
91-Day
Treasury Bills            1.07%                3.50%                3.76%

[CHART]

                     CLASS A     CLASS Y     T-BILLS
 1/1/98             $  10,000   $  10,000   $  10,000
  12/98             $  10,460   $  10,514   $  10,506
  12/99             $  10,941   $  11,053   $  11,004
  12/00             $  11,580   $  11,744   $  11,659
12/2001             $  11,999   $  12,218   $  12,136
12/2002             $  12,110   $  12,380   $  12,343
12/2003             $  12,135   $  12,453   $  12,475

Hypothetical Investments in MassMutual Money Market Fund Class L and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                                               SINCE INCEPTION
                                             ONE YEAR          AVERAGE ANNUAL
                                         1/1/03 - 12/31/03    5/3/99 - 12/31/03
Class L                                        0.44%                3.18%
--------------------------------------------------------------------------------
91-Day
Treasury Bills                                 1.07%                3.43%

[CHART]

                     CLASS L          T-BILLS
 5/3/99             $  10,000        $  10,000
  12/99             $  10,322        $  10,334
  12/00             $  10,937        $  10,961
12/2001             $  11,384        $  11,386
12/2002             $  11,578        $  11,522
12/2003             $  11,702        $  11,572

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE 91-DAY TREASURY BILLS ARE UNMANAGED AND DO NOT INCUR EXPENSES. TREASURY BILLS ARE BACKED BY THE U.S. GOVERNMENT AND OFFER A FIXED RATE OF RETURN, WHILE THE FUND'S SHARES ARE NOT GUARANTEED. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL MONEY MARKET FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
SHORT-TERM INVESTMENTS -- 101.8%

COMMERCIAL PAPER -- 43.4%
American Honda
  Finance Corp.
  1.030% 01/23/2004                                            $    12,325,000    $    12,317,242
Bemis Co., Inc.
  1.060% 01/14/2004                                                  8,765,000          8,761,645
Boston Edison Co.
  1.030% 01/06/2004                                                  5,400,000          5,399,227
BP America, Inc.
  1.030% 03/17/2004                                                  9,710,000          9,688,887
CIT Group, Inc.
  1.090% 01/16/2004                                                  2,845,000          2,843,708
CIT Group, Inc.
  1.140% 05/17/2004                                                  5,165,000          5,142,593
Clorox Co.
  1.020% 01/06/2004                                                  7,430,000          7,428,947
The Coca-Cola Co.
  1.010% 02/17/2004                                                  7,900,000          7,889,583
The Coca-Cola Co.
  1.030% 01/09/2004                                                  4,330,000          4,329,009
Dow Jones & Co., Inc.
  1.120% 01/16/2004                                                  1,250,000          1,249,417
Florida Power & Light Co.
  1.050% 02/25/2004                                                  3,215,000          3,209,842
Florida Power & Light Co.
  1.070% 02/23/2004                                                  7,440,000          7,428,280
Gannett Co.
  1.030% 01/20/2004                                                 10,200,000         10,194,455
General Electric
  Capital Corp.
  1.070% 01/21/2004                                                  6,565,000          6,561,098
General Electric
  Capital Corp.
  1.140% 09/24/2004                                                  4,865,000          4,823,866
Goldman Sachs
  Group, Inc.
  1.080% 05/28/2004                                                 12,500,000         12,444,500
Household Finance Corp.
  1.080% 01/21/2004                                                  5,000,000          4,997,000
International Business
  Machines Corp.
  0.970% 01/05/2004                                                 10,695,000         10,693,847
Johnson & Johnson+
  1.000% 02/02/2004                                                  4,185,000          4,181,280
Johnson & Johnson+
  1.030% 02/02/2004                                                  3,965,000          3,961,370
Kimberly-Clark
  Worldwide+
  1.040% 01/07/2004                                                 10,650,000         10,648,154
The McGraw-Hill
  Companies, Inc.
  1.030% 03/01/2004                                                  4,500,000          4,492,275
Nestle Capital Corp.+
  1.030% 01/13/2004                                                  5,500,000          5,498,111
Nestle Capital Corp.+
  1.040% 02/03/2004                                            $     6,800,000    $     6,793,517
Paccar Financial Corp.
  1.030% 01/26/2004                                                 12,315,000         12,306,191
Pfizer, Inc.+
  1.030% 01/09/2004                                                  3,400,000          3,399,222
Pfizer, Inc.+
  1.020% 01/27/2004                                                  7,560,000          7,554,431
Toyota Motor
  Credit Corp.+
  1.040% 02/11/2004                                                 12,300,000         12,285,432
Unilever Capital Corp.+
  1.030% 01/09/2004                                                  5,945,000          5,943,639
Verizon Network Funding
  1.030% 02/04/2004                                                 12,000,000         11,988,329
                                                                                  ---------------
                                                                                      214,455,097
                                                                                  ---------------
DISCOUNT NOTES -- 2.4%
Federal Farm Credit Bank
  0.950% 01/28/2004                                                  7,000,000          6,995,012
Federal Farm Credit Bank
  1.020% 04/26/2004                                                  1,880,000          1,873,822
Federal Farm Credit Bank
  1.250% 02/27/2004                                                    740,000            738,534
Federal Home Loan Bank
  0.990% 03/31/2004                                                  2,300,000          2,294,308
                                                                                  ---------------
                                                                                       11,901,676
                                                                                  ---------------
U.S. TREASURY BILLS -- 56.0%
U.S. Treasury Bill
  0.799% 01/15/2004                                                  1,940,000          1,939,397
U.S. Treasury Bill
  0.855% 04/08/2004                                                 21,365,000         21,315,273
U.S. Treasury Bill
  0.900% 05/13/2004                                                  7,245,000          7,220,910
U.S. Treasury Bill
  0.911% 05/06/2004                                                  3,085,000          3,075,164
U.S. Treasury Bill
  0.915% 01/02/2004                                                  5,450,000          5,449,862
U.S. Treasury Bill
  0.915% 06/03/2004                                                 11,295,000         11,250,789
U.S. Treasury Bill
  0.921% 01/02/2004                                                 10,105,000         10,104,742
U.S. Treasury Bill
  0.935% 01/29/2004                                                  4,790,000          4,786,517
U.S. Treasury Bill
  0.940% 02/19/2004                                                  6,830,000          6,821,261
U.S. Treasury Bill
  0.940% 03/11/2004                                                  9,900,000          9,881,905
U.S. Treasury Bill
  0.940% 04/22/2004                                                  9,070,000          9,043,475
U.S. Treasury Bill
  0.943% 04/29/2004                                                  8,485,000          8,458,565
U.S. Treasury Bill
  0.950% 01/08/2004                                                  4,200,000          4,199,224
U.S. Treasury Bill
  0.955% 01/15/2004                                            $     8,150,000    $     8,146,973
U.S. Treasury Bill
  0.960% 03/18/2004                                                 11,000,000         10,977,413
U.S. Treasury Bill
  0.965% 02/12/2004                                                 14,860,000         14,843,270
U.S. Treasury Bill
  0.965% 03/25/2004                                                 11,525,000         11,499,049
U.S. Treasury Bill
  0.970% 01/22/2004                                                 10,445,000         10,439,089
U.S. Treasury Bill
  0.970% 04/29/2004                                                  8,845,000          8,816,639
U.S. Treasury Bill
  0.980% 01/08/2004                                                  7,965,000          7,963,483
U.S. Treasury Bill
  0.980% 01/29/2004                                                  8,000,000          7,993,902
U.S. Treasury Bill
  0.980% 04/08/2004                                                  9,540,000          9,514,549
U.S. Treasury Bill
  0.982% 03/04/2004                                                 12,265,000         12,243,922
U.S. Treasury Bill
  0.982% 05/20/2004                                                 12,840,000         12,790,966
U.S. Treasury Bill
  0.983% 05/20/2004                                                    810,000            806,905
U.S. Treasury Bill
  0.988% 04/01/2004                                                  9,625,000          9,600,974
U.S. Treasury Bill
  1.005% 04/15/2004                                                 15,785,000         15,738,730
U.S. Treasury Bill
  1.020% 02/26/2004                                                  6,885,000          6,874,076
U.S. Treasury Bill
  1.025% 02/05/2004                                                 10,780,000         10,769,257
U.S. Treasury Bill
  1.025% 02/19/2004                                                  7,160,000          7,150,011
U.S. Treasury Bill
  1.025% 02/26/2004                                                  6,640,000          6,629,413
                                                                                  ---------------
                                                                                      276,345,705
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)*                                                                  502,702,478
                                                                                  ---------------

TOTAL INVESTMENTS -- 101.8%

OTHER ASSETS/
(LIABILITIES) -- (1.8%)                                                                (8,698,228)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $   494,004,250
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  *  Aggregate cost for Federal tax purposes. (NOTE 7).
  + Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $60,265,156 or 12.2% of net assets.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MONEY MARKET FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                  DECEMBER 31, 2003
                                                                  -----------------
ASSETS:
    Short-term investments, at amortized cost (NOTE 2)            $     502,702,478
    Cash                                                                      3,285
    Receivables from:
        Fund shares sold                                                 12,223,555
        Interest                                                                 11
                                                                  -----------------
            Total assets                                                514,929,329
                                                                  -----------------
LIABILITIES:
    Payables for:
        Dividends (NOTE 2)                                                  183,563
        Fund shares repurchased                                          20,446,219
        Directors' fees and expenses (NOTE 3)                                15,374
        Affiliates (NOTE 3):
            Investment management fees                                      157,222
            Administration fees                                              76,667
            Service fees                                                     42,750
    Accrued expense and other liabilities                                     3,284
                                                                  -----------------
            Total liabilities                                            20,925,079
                                                                  -----------------
    NET ASSETS                                                    $     494,004,250
                                                                  =================
NET ASSETS CONSIST OF:
    Paid-in capital                                               $     494,017,058
    Distributions in excess of net investment income                        (10,164)
    Accumulated net realized loss on investments                             (2,644)
                                                                  -----------------
                                                                  $     494,004,250
                                                                  =================
NET ASSETS:
    CLASS A                                                       $      78,967,547
                                                                  =================
    CLASS L                                                       $      55,400,027
                                                                  =================
    CLASS Y                                                       $      90,362,154
                                                                  =================
    CLASS S                                                       $     269,274,522
                                                                  =================
SHARES OUTSTANDING:
    CLASS A                                                              78,967,522
                                                                  =================
    CLASS L                                                              55,400,007
                                                                  =================
    CLASS Y                                                              90,362,123
                                                                  =================
    CLASS S                                                             269,274,429
                                                                  =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    CLASS A                                                       $            1.00
                                                                  =================
    CLASS L                                                       $            1.00
                                                                  =================
    CLASS Y                                                       $            1.00
                                                                  =================
    CLASS S                                                       $            1.00
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                     YEAR ENDED
                                                                  DECEMBER 31, 2003
                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
    Interest                                                      $       6,451,300
                                                                  -----------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                   1,968,218
    Custody fees                                                             47,923
    Shareholder reporting fees                                               24,133
    Audit and legal fees                                                     23,862
    Directors' fees (NOTE 3)                                                 12,985
    Trustee reporting                                                         7,246
                                                                  -----------------
                                                                          2,084,367
    Administration fees (NOTE 3):
        Class A                                                             328,480
        Class L                                                             219,288
        Class Y                                                             157,050
        Class S                                                             256,247
    Service fees (NOTE 3):
        Class A                                                             247,126
                                                                  -----------------
            Total expenses                                                3,292,558
    Expenses waived (NOTE 3)                                                (15,115)
                                                                  -----------------
            Net expenses                                                  3,277,443
                                                                  -----------------
            NET INVESTMENT INCOME                                         3,173,857
                                                                  -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on investment transactions                              2,128
                                                                  -----------------
            NET REALIZED AND UNREALIZED GAIN                                  2,128
                                                                  -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $       3,175,985
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED           YEAR ENDED
                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                         $       3,173,857    $       7,555,193
    Net realized gain (loss) on investment transactions                       2,128               (6,000)
    Net change in unrealized appreciation (depreciation) on
      investments                                                                --               51,558
                                                                  -----------------    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              3,175,985            7,600,751
                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                                (212,346)            (820,220)
    Class L                                                                (288,229)            (685,167)
    Class Y                                                                (508,505)          (1,379,443)
    Class S                                                              (2,164,777)          (4,672,606)
                                                                  -----------------    -----------------
        TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                   (3,173,857)          (7,557,436)
                                                                  -----------------    -----------------
    From net realized gains:
    Class A                                                                    (321)                  --
    Class L                                                                    (236)                  --
    Class Y                                                                    (319)                  --
    Class S                                                                  (1,083)                  --
                                                                  -----------------    -----------------
        TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                          (1,959)                  --
                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                             (11,363,632)             208,303
    Class L                                                             (11,505,510)          13,755,308
    Class Y                                                             (16,727,096)          22,691,288
    Class S                                                             (62,801,958)         (60,635,208)
                                                                  -----------------    -----------------
        DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS        (102,398,196)         (23,980,309)
                                                                  -----------------    -----------------
    TOTAL DECREASE IN NET ASSETS                                       (102,398,027)         (23,936,994)

NET ASSETS:
    Beginning of year                                                   596,402,277          620,339,271
                                                                  -----------------    -----------------
    End of year (including distributions in excess of net
      investment income of $10,164 and $8,205, respectively)      $     494,004,250    $     596,402,277
                                                                  =================    =================

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MONEY MARKET FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                       12/31/03        12/31/02+      12/31/01+      12/31/00+       12/31/99+
                                                      ----------       ----------     ----------     ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     1.00       $     1.00     $     1.00     $     1.00      $     0.99
                                                      ----------       ----------     ----------     ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.00***++        0.01***        0.03***        0.06***         0.05***
  Net realized and unrealized gain (loss) on
    investments                                             0.00++           0.00++         0.00++        (0.00)++        (0.00)++
                                                      ----------       ----------     ----------     ----------      ----------
       Total income from investment operations              0.00             0.01           0.03           0.06            0.05
                                                      ----------       ----------     ----------     ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.00)++         (0.01)         (0.03)         (0.06)          (0.04)
  From net realized gains                                  (0.00)++            --             --             --              --
                                                      ----------       ----------     ----------     ----------      ----------
       Total distributions                                 (0.00)           (0.01)         (0.03)         (0.06)          (0.04)
                                                      ----------       ----------     ----------     ----------      ----------
NET ASSET VALUE, END OF PERIOD                        $     1.00       $     1.00     $     1.00     $     1.00      $     1.00
                                                      ==========       ==========     ==========     ==========      ==========
TOTAL RETURN(a)                                             0.20%            0.92%          3.62%          5.84%           4.59%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   78,968       $   90,331     $   90,121     $   29,149      $    3,548
  Ratio of expenses to average daily net assets:
     Before expense waiver                                  0.95%            0.95%          0.96%          0.95%           1.04%
     After expense waiver#                                  0.94%             N/A            N/A            N/A             N/A
  Net investment income to average daily net assets         0.21%            0.92%          3.28%          5.95%           4.89%

                                                                                       CLASS L
                                                                                       -------
                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                       12/31/03        12/31/02+      12/31/01+      12/31/00+       12/31/99^+
                                                      ----------       ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     1.00       $     1.00     $     1.00     $     0.99      $      1.00
                                                      ----------       ----------     ----------     ----------      -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.00***++        0.01***        0.04***        0.07***          0.04***
  Net realized and unrealized gain (loss) on
    investments                                             0.00++           0.00++         0.00++        (0.00)++         (0.01)
                                                      ----------       ----------     ----------     ----------      -----------
       Total income from investment operations              0.00             0.01           0.04           0.07             0.03
                                                      ----------       ----------     ----------     ----------      -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.00)++         (0.01)         (0.04)         (0.06)           (0.04)
  From net realized gains                                  (0.00)++            --             --             --               --
                                                      ----------       ----------     ----------     ----------      -----------
       Total distributions                                 (0.00)           (0.01)         (0.04)         (0.06)           (0.04)
                                                      ----------       ----------     ----------     ----------      -----------
NET ASSET VALUE, END OF PERIOD                        $     1.00       $     1.00     $     1.00     $     1.00      $      0.99
                                                      ==========       ==========     ==========     ==========      ===========
TOTAL RETURN(a)                                             0.44%            1.19%          3.88%          6.07%            3.34%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   55,400       $   66,906     $   53,151     $   24,010      $     9,842
  Net expenses to average daily net assets                  0.70%            0.70%          0.71%          0.70%            0.76%*
  Net investment income to average daily net assets         0.44%            1.17%          3.58%          6.25%            6.11%*

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS.
  ++ NET INVESTMENT INCOME, NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DISTRIBUTIONS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                       12/31/03        12/31/02+      12/31/01+      12/31/00+       12/31/99+
                                                      ----------       ----------     ----------     ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     1.00       $     1.00     $     1.00     $     0.99      $     0.98
                                                      ----------       ----------     ----------     ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.01***          0.01***        0.04***        0.06***         0.06***
  Net realized and unrealized gain (loss) on
    investments                                             0.00++           0.01           0.00++        (0.00)++        (0.01)
                                                      ----------       ----------     ----------     ----------      ----------
       Total income from investment operations              0.01             0.02           0.04           0.06            0.05
                                                      ----------       ----------     ----------     ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.01)           (0.02)         (0.04)         (0.05)          (0.04)
  From net realized gains                                  (0.00)++            --             --             --              --
                                                      ----------       ----------     ----------     ----------      ----------
       Total distributions                                 (0.01)           (0.02)         (0.04)         (0.05)          (0.04)
                                                      ----------       ----------     ----------     ----------      ----------
NET ASSET VALUE, END OF PERIOD                        $     1.00       $     1.00     $     1.00     $     1.00      $     0.99
                                                      ==========       ==========     ==========     ==========      ==========
TOTAL RETURN(a)                                             0.59%            1.33%          4.04%          6.25%           5.13%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   90,362       $  107,089     $   84,481     $   62,858      $   33,392
  Net expenses to average daily net assets                  0.55%            0.55%          0.56%          0.55%           0.57%
  Net investment income to average daily net assets         0.59%            1.31%          3.87%          6.15%           5.60%

                                                                                       CLASS S
                                                                                       -------
                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                       12/31/03        12/31/02+      12/31/01+      12/31/00+       12/31/99+
                                                      ----------       ----------     ----------     ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     1.00       $     1.00     $     1.00     $     0.99      $     0.98
                                                      ----------       ----------     ----------     ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.01***          0.01***        0.04***        0.06***         0.05***
  Net realized and unrealized gain (loss) on
    investments                                             0.00++           0.01           0.00++        (0.00)++        (0.00)++
                                                      ----------       ----------     ----------     ----------      ----------
       Total income from investment operations              0.01             0.02           0.04           0.06            0.05
                                                      ----------       ----------     ----------     ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.01)           (0.02)         (0.04)         (0.05)          (0.04)
  From net realized gains                                  (0.00)++            --             --             --              --
                                                      ----------       ----------     ----------     ----------      ----------
       Total distributions                                 (0.01)           (0.02)         (0.04)         (0.05)          (0.04)
                                                      ----------       ----------     ----------     ----------      ----------
NET ASSET VALUE, END OF PERIOD                        $     1.00       $     1.00     $     1.00     $     1.00      $     0.99
                                                      ==========       ==========     ==========     ==========      ==========
TOTAL RETURN(a)                                             0.69%            1.42%          4.14%          6.37%           5.10%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $  269,275       $  332,076     $  392,587     $  389,011      $  316,805
  Net expenses to average daily net assets                  0.45%            0.45%          0.45%          0.45%           0.48%
  Net investment income to average daily net assets         0.70%            1.43%          4.03%          6.22%           5.06%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS.
  ++ NET INVESTMENT INCOME, NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-DURATION BOND FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve a high
OBJECTIVE OF THE               total return - primarily from current income,
MASSMUTUAL SHORT-              while minimizing fluctuations in capital values -
DURATION BOND FUND?            by investing primarily in a diversified portfolio
                               of short-term, investment-grade, fixed-income securities.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 3.68%, outpacing
                               the 1.98% return of the Lehman Brothers 1-3 Year
                               Government Bond Index, an unmanaged index of U.S.
                               government bonds with 1-3 years to scheduled payment of principal.

WHAT WAS THE INVESTMENT        The third quarter was characterized by positive
BACKGROUND DURING THE          economic surprises, with many companies
PERIOD?                        announcing better-than-expected results. Gross
                               Domestic Product was revised upward for the second quarter to an annual rate of 3.3%. This positive economic and business momentum continued during the fourth quarter, as investors became increasingly confident. Another positive development was the increase in hiring within the temporary sector of the job market - often viewed as a precursor to an improvement in the permanent job sector. Conversely, non-farm payrolls, which posted seven straight months of declines through August, showed only a modest increase in September, making this a "jobless recovery." The positive economic and business momentum seen in the third quarter continued during the closing quarter of 2003. Investors' increased confidence was unabated through year-end.

WHAT FACTORS CONTRIBUTED       Performance for the third quarter was hurt as
TO THE FUND'S                  yields backed up and drove a steepening at the
PERFORMANCE - AND HOW          higher end of the yield curve. Our duration at
DID YOU RESPOND?               quarter-end was near the maximum of 3.02 years.
                               Over the quarter, we increased our exposure to corporates from a 26.2% weighting in June to a 28.8% weighting in September, on the belief that an improving economic environment would provide performance opportunities for corporates. Hence, our corporates exposure during the quarter was near the highest we have ever had. We also held a similarly high level of exposure to mortgages -
                               10.3% as of September 30. During the quarter, we took advantage of opportunities in the mortgage sector and increased our exposure to a high of 12%, before trimming back prior to the quarter's close.

                               Helping performance throughout the year was the Fund's exposure to corporate bonds, which added yield advantage over Treasuries. At year-end, we remained underweight in Treasuries, holding 6.5% versus the benchmark weighting of 63.9%. This underweight position was taken because we believed that there were better opportunities for yield within the corporate bond sector. We also added exposure to agencies, such as Freddie Mac and Fannie Mae debt, to increase yield. At year-end, the Fund continued to be near its maximum duration of three years.

WHAT IS YOUR OUTLOOK?          Looking forward, we expect a continuation of the
                               improving outlook. We expect that the Federal
                               Reserve will likely remain on the sidelines as far as interest rates are concerned, at least through the first half of 2004.

[CHART]

                       DURATION DIVERSIFICATION (12/31/03)
                            MASSMUTUAL SHORT-DURATION
                                    BOND FUND
                           AVERAGE DURATION=2.97 YEARS

LESS THAN 1 Year    28.3%
1-3 Years           34.0%
3-5 Years           10.5%
5-10 Years          27.2%

[CHART]

                          QUALITY STRUCTURE (12/31/03)
                            MASSMUTUAL SHORT-DURATION
                                    BOND FUND

U.S. Governments Cash Equivalents Aaa/AAA   65.4%
Aa/AA                                        2.1%
A/A                                         12.0%
Baa/BBB                                     18.6%
Ba/BB                                        1.4%
B/B                                          0.5%

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class S and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                             FIVE YEAR         SINCE INCEPTION
                        ONE YEAR          AVERAGE ANNUAL        AVERAGE ANNUAL
                    1/1/03 - 12/31/03    1/1/99 - 12/31/03    10/3/94 - 12/31/03
Class S                   3.68%                5.47%                6.25%
--------------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond Index                1.98%                5.51%                6.15%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                     CLASS S      LEHMAN 1-3 YR. GOVT.
10/3/94             $  10,000          $  10,000
  12/94             $  10,013          $  10,001
  12/95             $  11,192          $  11,085
  12/96             $  11,816          $  11,648
  12/97             $  12,624          $  12,423
  12/98             $  13,418          $  13,288
  12/99             $  13,834          $  13,683
  12/00             $  14,730          $  14,801
12/2001             $  15,677          $  16,064
12/2002             $  16,892          $  17,030
12/2003             $  17,514          $  17,367

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class A, Class Y and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                            FIVE YEAR          SINCE INCEPTION
                        ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
                    1/1/03 - 12/31/03    1/1/99 - 12/31/03    1/1/98 - 12/31/03
Class A                   3.22%                4.97%                5.10%
Class Y                   3.50%                5.39%                5.51%
-------------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond Index                1.98%                5.51%                5.75%

[CHART]

                     CLASS A      CLASS Y     LEHMAN 1-3 YR. GOVT.
 1/1/98             $  10,000    $  10,000         $  10,000
  12/98             $  10,575    $  10,612         $  10,696
  12/99             $  10,840    $  10,934         $  11,014
  12/00             $  11,495    $  11,638         $  11,914
12/2001             $  12,178    $  12,376         $  12,931
12/2002             $  13,054    $  13,333         $  13,708
12/2003             $  13,474    $  13,799         $  13,980

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class L and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                                       SINCE INCEPTION
                                    ONE YEAR            AVERAGE ANNUAL
                                1/1/03 - 12/31/03     5/3/99 - 12/31/03
Class L                               3.55%                 5.35%
-----------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond Index                            1.98%                 5.70%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                      CLASS L      LEHMAN 1-3 YR. GOVT.
 5/3/99             $  10,000         $  10,000
  12/99             $  10,148         $  10,203
  12/00             $  10,794         $  11,037
12/2001             $  11,459         $  11,979
12/2002             $  12,315         $  12,699
12/2003             $  12,753         $  12,951

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                                        SINCE INCEPTION
                                    ONE YEAR             AVERAGE ANNUAL
                                1/1/03 - 12/31/03     12/31/02 - 12/31/03
Class N                               2.98%                  2.87%
Class N (CDSC fees deducted)          1.98%                  1.88%
-------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond Index                            1.98%                  2.02%

[CHART]

                    CLASS N    CLASS N (CDSC FEES DEDUCTED)   LEHMAN 1-3 YR. GOVT.
12/31/2002         $  10,000            $  10,000                 $  10,000
    6/2003         $  10,320            $  10,220                 $  10,072
   12/2003         $  10,288            $  10,189                 $  10,203

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SHORT-DURATION BOND FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
BONDS & NOTES -- 83.9%

ASSET BACKED SECURITIES -- 3.7%
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                            $     1,250,000    $     1,258,985
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                                  3,372,007          3,289,605
Ford Credit Auto Owner
  Trust Series 2002-B,
  Class A3A
  4.140% 12/15/2005                                                  1,119,852          1,134,551
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                                  1,300,000          1,308,125
Massachusetts RRB
  Special Purpose Trust
  Series 1999-1,
  Class A4
  6.910% 09/15/2009                                                  2,500,000          2,772,491
Metlife Capital
  Equipment Loan Trust
  Series 1997-A,
  Class A
  6.850% 05/20/2008                                                    143,665            144,990
MMCA Automobile
  Trust Series 2002-3,
  Class A3
  2.970% 03/15/2007                                                  3,725,000          3,724,419
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                                      2,517              2,590
Oakwood Mortgage
  Investors, Inc.
  Series 2001-C,
  Class A2
  5.920% 09/15/2017                                                    797,024            596,031
Option One Mortgage
  Securities Corp.
  Trust Series 2002-2A,
  Class CFTS+
  8.830% 06/26/2032                                                      6,409              6,416
Railcar Trust
  Series 1992-1,
  Class A
  7.750% 06/01/2004                                            $       110,370    $       112,232
Rental Car
  Finance Corp.
  Series 1999-1A,
  Class A+
  5.900% 02/25/2007                                                    750,000            763,360
                                                                                  ---------------

TOTAL ASSET BACKED
SECURITIES
(COST $15,048,225)                                                                     15,113,795
                                                                                  ---------------

CORPORATE DEBT -- 35.5%
American General
  Finance Corp.
  5.875% 07/14/2006                                                  1,000,000          1,079,129
American Honda
  Finance Corp.+
  3.850% 11/06/2008                                                    900,000            906,232
Anheuser-Busch
  Cos., Inc.
  5.050% 10/15/2016                                                  1,135,000          1,127,525
AOL Time
  Warner, Inc.
  5.625% 05/01/2005                                                  1,140,000          1,193,344
Aramark Services, Inc.
  8.150% 05/01/2005                                                  1,050,000          1,123,670
Arrow Electronics, Inc.
  8.700% 10/01/2005                                                    730,000            798,169
Bank of America Corp.
  3.250% 08/15/2008                                                    500,000            493,925
Bombardier
  Capital, Inc.+
  7.500% 08/15/2004                                                    410,000            424,862
BP Capital Markets PLC
  2.750% 12/29/2006                                                  2,500,000          2,503,910
British Telecom PLC
  7.875% 12/15/2005                                                  2,000,000          2,204,026
British Telecom PLC
  8.375% 12/15/2010                                                  1,125,000          1,368,986
Cabot Corp.+
  5.250% 09/01/2013                                                    600,000            594,897
Camden Property Trust
  7.000% 11/15/2006                                                  1,000,000          1,089,093
Carolina Power &
  Light Co.
  5.125% 09/15/2013                                                    780,000            789,747
CarrAmerica
  Realty Corp.
  6.625% 03/01/2005                                                    400,000            418,617
Cendant Corp.
  7.375% 01/15/2013                                            $     1,650,000    $     1,891,395
Centerpoint
  Properties Corp.
  Series MTNA
  7.125% 03/15/2004                                                  1,000,000          1,010,329
CenturyTel, Inc. Series E
  6.150% 01/15/2005                                                  1,000,000          1,040,582
Certegy, Inc.
  4.750% 09/15/2008                                                    300,000            307,555
Cinergy Corp.
  6.250% 09/01/2004                                                  1,000,000          1,025,799
CIT Group, Inc.
  5.625% 05/17/2004                                                  2,500,000          2,539,465
Clear Channel
  Communications, Inc.
  4.250% 05/15/2009                                                    885,000            887,274
CNF, Inc.
  8.875% 05/01/2010                                                    930,000            994,070
Comcast Corp.
  5.850% 01/15/2010                                                    625,000            667,321
ConAgra Foods, Inc.
  7.500% 09/15/2005                                                  1,000,000          1,086,455
Cox Enterprises, Inc.+
  4.375% 05/01/2008                                                  1,750,000          1,777,793
Crane Co.
  5.500% 09/15/2013                                                    250,000            255,821
CSX Corp.
  6.250% 10/15/2008                                                  1,900,000          2,082,280
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                                  1,700,000          1,688,426
DaimlerChrysler NA
  Holding Corp.
  6.900% 09/01/2004                                                  1,100,000          1,134,729
Dana Corp.
  6.250% 03/01/2004                                                  2,500,000          2,509,375
Deutsche Telekom
  International
  Finance BV
  5.250% 07/22/2013                                                    425,000            429,343
Deutsche Telekom
  International
  Finance BV
  8.250% 06/15/2005                                                  1,155,000          1,252,892
Diageo Finance BV
  3.000% 12/15/2006                                                  1,000,000          1,005,231
Dominion
  Resources, Inc.
  2.800% 02/15/2005                                                  1,500,000          1,515,463

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Dominion Resources, Inc.
  7.820% 09/15/2004                                            $     1,000,000    $     1,043,598
DPL, Inc.
  8.250% 03/01/2007                                                  1,000,000          1,090,000
Electronic Data
  Systems Corp.
  Series B
  6.000% 08/01/2013                                                    160,000            157,222
Emerald Investment
  Grade CBO Limited+
  1.967% 05/24/2011                                                  1,968,392          1,869,972
Enbridge Energy
  Partners LP
  4.750% 06/01/2013                                                    425,000            410,499
Entergy
  Gulf States, Inc.+
  5.250% 08/01/2015                                                  2,200,000          2,124,375
Equifax, Inc.
  4.950% 11/01/2007                                                    500,000            522,958
ERAC USA Finance Co.+
  8.250% 05/01/2005                                                  1,000,000          1,078,613
Exelon
  Generation Co. LLC
  6.950% 06/15/2011                                                    450,000            505,350
First Industrial LP
  7.600% 05/15/2007                                                    880,000            992,347
Fiserv, Inc.
  4.000% 04/15/2008                                                    500,000            497,645
Ford Motor Credit Co.
  5.625% 10/01/2008                                                  2,325,000          2,386,826
Ford Motor Credit Co.
  7.000% 10/01/2013                                                    500,000            527,339
Ford Motor Credit Co.
  7.600% 08/01/2005                                                  2,500,000          2,672,035
FPL Group Capital, Inc.
  6.125% 05/15/2007                                                  1,000,000          1,092,823
Franklin Resources, Inc.
  3.700% 04/15/2008                                                  1,025,000          1,019,438
General American
  Transportation Corp.
  6.750% 03/01/2006                                                    500,000            519,884
General Electric Co.
  5.000% 02/01/2013                                                  2,100,000          2,123,803
General Mills, Inc.
  2.625% 10/24/2006                                                  4,300,000          4,276,406
General Motors
  Acceptance Corp.
  6.150% 04/05/2007                                                  1,000,000          1,071,759
General Motors Corp.
  7.125% 07/15/2013                                                  1,475,000          1,617,588
Household
  Finance Corp.
  4.125% 12/15/2008                                                  2,250,000          2,269,676
Household
  Finance Corp.
  6.375% 10/15/2011                                            $       650,000    $       715,770
Household
  Finance Corp.
  6.375% 11/27/2012                                                  1,050,000          1,151,907
Humana, Inc.
  7.250% 08/01/2006                                                    500,000            546,309
Idex Corp.
  6.875% 02/15/2008                                                    675,000            730,013
Inco Limited
  5.700% 10/15/2015                                                    700,000            707,080
Ingersoll-Rand Co.
  5.800% 06/01/2004                                                  1,200,000          1,221,352
International
  Game Technology
  8.375% 05/15/2009                                                    550,000            658,382
International Paper Co.
  5.500% 01/15/2014                                                  1,000,000          1,003,715
Jefferies Group, Inc.
  7.500% 08/15/2007                                                    250,000            281,022
Jefferies Group, Inc.
  7.750% 03/15/2012                                                    625,000            699,178
Jones Apparel
  Group, Inc.
  7.875% 06/15/2006                                                  1,000,000          1,111,778
JP Morgan Chase & Co.
  3.125% 12/11/2006                                                  1,250,000          1,260,171
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                                  1,000,000          1,071,409
Lafarge Corp.
  6.375% 07/15/2005                                                  1,000,000          1,061,145
Liberty Media Corp.
  3.500% 09/25/2006                                                  4,145,000          4,165,713
Mapco, Inc.
  7.250% 03/01/2009                                                  1,250,000          1,287,500
Marriott
  International, Inc.
  Series E
  7.000% 01/15/2008                                                  1,550,000          1,726,843
MGM Grand, Inc.
  6.950% 02/01/2005                                                    600,000            624,000
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                                  1,270,000          1,248,569
Mohawk
  Industries, Inc.
  Series C
  6.500% 04/15/2007                                                    700,000            768,533
National Rural Utilities
  Cooperative
  Finance Corp.
  4.375% 10/01/2010                                                    500,000            502,057
National Rural
  Utilities Cooperative
  Finance Corp.
  7.250% 03/01/2012                                            $     1,540,000    $     1,794,388
Newell
  Rubbermaid, Inc.
  4.000% 05/01/2010                                                    400,000            387,023
Nisource Finance Corp.
  3.200% 11/01/2006                                                    750,000            756,056
Norfolk Southern Corp.
  7.350% 05/15/2007                                                  1,000,000          1,135,891
Norske
  Skogindustrier ASA+
  6.125% 10/15/2015                                                    865,000            875,909
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                                    600,000            664,500
Precision
  Castparts Corp.+
  5.600% 12/15/2013                                                  1,500,000          1,508,996
Procter & Gamble Co.
  3.500% 12/15/2008                                                  4,000,000          3,987,908
PSEG Power LLC
  5.500% 12/01/2015                                                    775,000            776,096
Public Service Co. of
  Colorado Series 15
  5.500% 04/01/2014                                                  1,100,000          1,143,736
The Rouse Co.
  5.375% 11/26/2013                                                    650,000            646,595
Safeway, Inc.
  2.500% 11/01/2005                                                  2,000,000          1,980,632
Sealed Air Corp.+
  5.625% 07/15/2013                                                    900,000            920,962
Simon Property
  Group LP
  6.875% 11/15/2006                                                    930,000          1,036,146
SLM Corp.
  5.000% 10/01/2013                                                  4,000,000          3,974,524
Sony Capital Corp.+
  4.950% 11/01/2006                                                    650,000            689,872
SP PowerAssets Limited+
  5.000% 10/22/2013                                                    550,000            552,922
Sprint Capital Corp.
  8.375% 03/15/2012                                                    250,000            291,950
Steelcase, Inc.
  6.375% 11/15/2006                                                    400,000            418,297
SuperValu, Inc.
  7.500% 05/15/2012                                                  1,500,000          1,703,929
SuperValu, Inc.
  7.625% 09/15/2004                                                  1,000,000          1,033,393
TCI
  Communications, Inc.
  6.875% 02/15/2006                                                  2,750,000          2,985,799

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Textron Financial Corp.
  Series E
  2.690% 10/03/2006                                            $     3,500,000    $     3,476,431
Timken Co. Series A
  6.750% 08/21/2006                                                    650,000            664,722
Toyota Motor
  Credit Corp.
  4.350% 12/15/2010                                                  1,800,000          1,824,561
TransAlta Corp.
  5.750% 12/15/2013                                                  1,250,000          1,256,242
Tri-State Generation &
  Transmission
  Association
  Series 2003,
  Class A+
  6.040% 01/31/2018                                                    700,000            719,068
USA Interactive
  7.000% 01/15/2013                                                    900,000            992,320
Verizon Global
  Funding Corp.
  Series MTNA
  7.600% 03/15/2007                                                  1,250,000          1,415,549
Verizon
  New England, Inc.
  6.500% 09/15/2011                                                    500,000            550,946
Vodafone Group PLC
  5.375% 01/30/2015                                                    100,000            100,926
Vulcan Materials Co.
  5.750% 04/01/2004                                                  5,000,000          5,039,979
The Walt Disney Co.
  6.750% 03/30/2006                                                    800,000            870,117
Washington Mutual, Inc.
  2.400% 11/03/2005                                                  2,000,000          2,005,068
Weyerhaeuser Co.
  5.500% 03/15/2005                                                  2,100,000          2,186,218
Williams Gas Pipelines
  Central, Inc.+
  7.375% 11/15/2006                                                    500,000            545,000
WorldCom, Inc.* ++
  6.500% 05/15/2004                                                  2,000,000            670,000
                                                                                  ---------------

TOTAL CORPORATE DEBT
(COST $143,558,653)                                                                   145,213,003
                                                                                  ---------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 1.5%

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1
  7.100% 08/13/2029                                                    548,599            588,005
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A+
  8.000% 08/27/2032                                            $        46,271    $        46,271
GE Capital Commercial
  Mortgage Corp.
  Series 2002-1A,
  Class A1
  5.033% 12/10/2035                                                  1,213,057          1,268,210
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1+
  5.323% 02/18/2034                                                  1,355,944          1,406,253
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                                  2,944,658          2,980,028
                                                                                  ---------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $6,109,832)                                                                       6,288,767
                                                                                  ---------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 36.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 0.6%
PASS-THROUGH SECURITIES
FHLMC
  6.500% 08/01/2032                                                  2,214,713          2,324,583
FHLMC
  7.500% 06/01/2015                                                    133,821            143,408
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                           2,467,991
                                                                                  ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 33.7%
OTHER -- 30.3%
FNMA
  (Benchmark Note)
  5.500% 03/15/2011                                                 49,000,000         52,815,243
FNMA
  (Benchmark Note)
  6.000% 12/15/2005                                                 35,000,000         37,693,635
FNMA
  (Benchmark Note)
  6.500% 08/15/2004                                                 32,500,000         33,556,374
                                                                                  ---------------

TOTAL OTHER                                                                           124,065,252
                                                                                  ---------------

PASS-THROUGH SECURITIES -- 3.4%
FNMA
  5.000% 08/01/2033                                                  6,916,110          6,853,433
FNMA
  5.500% 02/01/2018-
        05/01/2018                                             $     3,100,095    $     3,226,358
FNMA
  6.420% 11/01/2008                                                  1,081,059          1,194,680
FNMA
  6.500% 05/01/2028-
        09/01/2032                                                   2,528,008          2,649,997
FNMA
  8.000% 05/01/2013                                                      2,779              2,851
FNMA
  9.000% 10/01/2009                                                     75,946             82,504
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                          14,009,823
                                                                                  ---------------

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)                                                                    138,075,075
                                                                                  ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 2.5%
PASS-THROUGH SECURITIES
GNMA
  5.000% 05/15/2033-
        06/15/2033                                                   6,925,000          6,876,850
GNMA
  6.500% 09/15/2032                                                  2,212,744          2,337,988
GNMA
  7.500% 08/15/2029                                                    881,435            950,401
GNMA
  8.000% 09/15/2007-
        11/15/2007                                                     156,177            164,947
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                          10,330,186
                                                                                  ---------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $143,637,080)                                                                   150,873,252

U.S. TREASURY OBLIGATIONS -- 6.4%
U.S. Treasury Note
  3.875% 02/15/2013                                                    250,000            244,805
U.S. Treasury Note
  6.500% 10/15/2006                                                 23,275,000         25,926,167
                                                                                  ---------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $25,266,447)                                                                     26,170,972
                                                                                  ---------------

TOTAL BONDS & NOTES
(COST $333,620,237)                                                                   343,659,789
                                                                                  ---------------

SHORT-TERM INVESTMENTS -- 24.1%

CASH EQUIVALENTS -- 8.8%***
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                                     97,710             97,710

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                            $       516,274    $       516,274
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  1,548,823          1,548,823
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    387,206            387,206
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    387,206            387,206
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  1,290,686          1,290,686
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    516,274            516,274
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                  2,581,371          2,581,371
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    258,137            258,137
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                  1,032,548          1,032,548
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    258,137            258,137
Credit Agricole
  Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  2,658,813          2,658,813
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  1,419,754          1,419,754
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                    774,411            774,411
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                  1,290,686          1,290,686
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                  1,030,420          1,030,420
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  1,288,341          1,288,341
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                                    516,274            516,274
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                            $       283,951    $       283,951
Merrill Lynch Premier
  Institutional
  Money Market Fund                                                  1,776,013          1,776,013
Merrimac
  Money Market Fund                                                  4,285,076          4,285,076
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                  1,342,313          1,342,313
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                    645,343            645,343
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    645,343            645,343
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    516,274            516,274
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  1,290,686          1,290,686
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    645,343            645,343
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                    774,411            774,411
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    645,343            645,343
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    645,343            645,343
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  1,290,686          1,290,686
Toronto
  Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    258,137            258,137
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  3,097,642          3,097,642
                                                                                  ---------------
                                                                                       35,994,975
                                                                                  ---------------
COMMERCIAL PAPER -- 15.3%
Boston
  Scientific Corp.** +
  1.160% 01/30/2004                                                    920,000            919,140
Campbell Soup Co.**
  1.100% 04/08/2004                                                  1,205,000          1,201,289
Caterpillar Financial
  Services Corp.**
  1.280% 07/15/2004                                            $     1,340,000    $     1,330,467
CIT Group, Inc.**
  1.120% 03/31/2004                                                    995,000            992,183
CIT Group, Inc.**
  1.150% 04/23/2004                                                  2,365,000          2,356,612
CIT Group, Inc.**
  1.150% 05/17/2004                                                  1,015,000          1,010,642
Coors Brewing Co.** +
  1.200% 02/24/2004                                                  1,620,000          1,617,084
Countrywide Home
  Loans, Inc.** +
  1.080% 01/12/2004                                                  4,300,000          4,298,581
Dominion
  Resources, Inc.** +
  1.170% 01/08/2004                                                  3,410,000          3,409,224
Florida
  Power & Light Co.**
  1.100% 02/17/2004                                                  7,580,000          7,569,114
Goldman Sachs
  Group, Inc.**
  1.130% 07/06/2004                                                  5,665,000          5,630,387
McCormick &
  Co., Inc.**
  1.210% 02/24/2004                                                  1,555,000          1,552,178
McCormick &
  Co., Inc.** +
  1.220% 05/27/2004                                                  2,920,000          2,905,354
Reed Elsevier, Inc.** +
  1.130% 01/16/2004                                                  9,230,000          9,225,654
Schering-Plough Corp.**
  1.170% 01/15/2004                                                  6,990,000          6,986,820
Time Warner, Inc.**
  1.100% 02/02/2004                                                  7,480,000          7,472,686
Washington
  Mutual Finance**
  1.160% 02/12/2004                                                  4,280,000          4,274,209
                                                                                  ---------------
                                                                                       62,751,624
                                                                                  ---------------
DISCOUNT NOTES -- 0.0%
Federal Farm
  Credit Bank**
  0.980% 02/04/2004                                                    140,000            139,871
                                                                                  ---------------
U.S. TREASURY BILLS -- 0.0%
U.S. Treasury Bill**
  1.030% 02/19/2004                                                    110,000            109,845
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                                      MARKET
                                                                                      VALUE
                                                                                  ---------------
TOTAL SHORT-TERM
INVESTMENTS
(COST $98,997,871)                                                                $    98,996,315
                                                                                  ---------------
TOTAL INVESTMENTS -- 108.0%
(COST $432,618,108)****                                                               442,656,104

OTHER ASSETS/
(LIABILITIES) -- (8.0%)                                                               (32,946,764)
                                                                                  ---------------
NET ASSETS -- 100.0%                                                              $   409,709,340
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  *    Non-income producing security.
  ** All or a portion of this security is segregated to cover forward purchase commitments. (NOTE 2).
  ***  Represents investments of security lending collateral. (NOTE 2).
  **** Aggregate cost for Federal tax purposes. (NOTE 7).
  + Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $39,186,810 or 9.6% of net assets.
  ++   Security is currently in default.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-DURATION BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                  DECEMBER 31, 2003
                                                                  -----------------
ASSETS:
    Investments, at value (cost $333,620,237) (NOTE 2)            $     343,659,789
    Short-term investments, at value (cost $98,997,871) (NOTE 2)         98,996,315
                                                                  -----------------
        Total Investments (including securities on loan with
          market values of $35,205,098)                                 442,656,104
    Receivables from:
        Investments sold                                                      1,520
        Fund shares sold                                                    712,227
        Interest and dividends                                            4,087,957
        Settlement of investments purchased on a commitment
          basis (NOTE 2)                                                     43,563
                                                                  -----------------
             Total assets                                               447,501,371
                                                                  -----------------

LIABILITIES:
    Payables for:
        Fund shares repurchased                                           1,489,603
        Securities on loan (NOTE 2)                                      35,994,975
        Directors' fees and expenses (NOTE 3)                                 9,729
        Affiliates (NOTE 3):
             Investment management fees                                     147,689
             Administration fees                                             85,993
             Service fees                                                    24,637
             Distribution fees                                                   65
    Due to custodian                                                         10,561
    Accrued expense and other liabilities                                    28,779
                                                                  -----------------
             Total liabilities                                           37,792,031
                                                                  -----------------
    NET ASSETS                                                    $     409,709,340
                                                                  =================
NET ASSETS CONSIST OF:
    Paid-in capital                                               $     404,778,162
    Distributions in excess of net investment income                     (1,035,109)
    Accumulated net realized loss on investments and forward
      commitments                                                        (4,115,272)
    Net unrealized appreciation on investments and forward
      commitments                                                        10,081,559
                                                                  -----------------
                                                                  $     409,709,340
                                                                  =================

NET ASSETS:
    Class A                                                       $      43,144,487
                                                                  =================
    Class L                                                       $     183,756,974
                                                                  =================
    Class Y                                                       $      55,457,812
                                                                  =================
    Class S                                                       $     127,246,179
                                                                  =================
    Class N                                                       $         103,888
                                                                  =================
SHARES OUTSTANDING:
    Class A                                                               4,201,962
                                                                  =================
    Class L                                                              17,900,181
                                                                  =================
    Class Y                                                               5,385,273
                                                                  =================
    Class S                                                              12,286,164
                                                                  =================
    Class N                                                                  10,137
                                                                  =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                       $           10.27
                                                                  =================
    Class L                                                       $           10.27
                                                                  =================
    Class Y                                                       $           10.30
                                                                  =================
    Class S                                                       $           10.36
                                                                  =================
    Class N                                                       $           10.25
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                     YEAR ENDED
                                                                  DECEMBER 31, 2003
                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
    Interest (including securities lending income of $23,107)     $      15,840,661
                                                                  -----------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                   1,508,161
    Custody fees                                                             38,070
    Audit and legal fees                                                     22,189
    Shareholder reporting fees                                               17,100
    Directors' fees (NOTE 3)                                                  8,581
    Trustee reporting                                                         8,196
                                                                  -----------------
                                                                          1,602,297
    Administration fees (NOTE 3):
        Class A                                                              96,921
        Class L                                                             512,869
        Class Y                                                              75,916
        Class S                                                             162,040
        Class N                                                                 377
    Distribution fees (NOTE 3):
        Class N                                                                 257
    Service fees (NOTE 3):
        Class A                                                              76,509
        Class N                                                                 257
                                                                  -----------------
             Total expenses                                               2,527,443
                                                                  -----------------
             NET INVESTMENT INCOME                                       13,313,218
                                                                  -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on investment transactions and forward
      commitments                                                           532,335
    Net change in unrealized appreciation (depreciation) on
      investments and forward commitments                                (1,139,685)
                                                                  -----------------
             NET REALIZED AND UNREALIZED LOSS                              (607,350)
                                                                  -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      12,705,868
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED           YEAR ENDED
                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                         $      13,313,218    $      13,274,085
    Net realized gain (loss) on investment transactions
       and forward commitments                                              532,335             (468,213)
    Net change in unrealized appreciation (depreciation) on
       investments and forward commitments                               (1,139,685)          10,466,777
                                                                  -----------------    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             12,705,868           23,272,649
                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                              (1,618,600)            (811,483)
    Class L                                                              (7,163,674)          (5,682,472)
    Class Y                                                              (2,230,314)          (1,759,799)
    Class S                                                              (5,115,170)          (6,085,127)
    Class N                                                                  (3,494)                   -
                                                                  -----------------    -----------------
        TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                  (16,131,252)         (14,338,881)
                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                              22,602,558            9,148,032
    Class L                                                              46,088,271           58,824,578
    Class Y                                                              13,519,938           28,253,145
    Class S                                                             (18,960,548)         (21,362,713)
    Class N                                                                   3,494              101,000*
                                                                  -----------------    -----------------
        INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS          63,253,713           74,964,042
                                                                  -----------------    -----------------
    TOTAL INCREASE IN NET ASSETS                                         59,828,329           83,897,810
NET ASSETS:
    Beginning of year                                                   349,881,011          265,983,201
                                                                  -----------------    -----------------
    End of year (including distributions in excess of net
      investment income of $1,035,109 and $598,067,
      respectively)                                               $     409,709,340    $     349,881,011
                                                                  =================    =================

 *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-DURATION BOND FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       12/31/03         12/31/02      12/31/01(b)      12/31/00        12/31/99
                                                      ----------       ----------     -----------     ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    10.34       $    10.03     $      9.98     $     9.98      $    10.31
                                                      ----------       ----------     -----------     ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.34***          0.40***         0.49***        0.63***         0.50***
  Net realized and unrealized gain (loss) on
    investments                                            (0.01)            0.32            0.10          (0.03)          (0.24)
                                                      ----------       ----------     -----------     ----------      ----------
       Total income from investment operations              0.33             0.72            0.59           0.60            0.26
                                                      ----------       ----------     -----------     ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.40)           (0.41)          (0.54)         (0.60)          (0.58)
  From net realized gains                                      -                -               -              -           (0.01)
                                                      ----------       ----------     -----------     ----------      ----------
       Total distributions                                 (0.40)           (0.41)          (0.54)         (0.60)          (0.59)
                                                      ----------       ----------     -----------     ----------      ----------
NET ASSET VALUE, END OF PERIOD                        $    10.27       $    10.34     $     10.03     $     9.98      $     9.98
                                                      ==========       ==========     ===========     ==========      ==========
TOTAL RETURN(a)                                             3.22%            7.19%           5.94%          6.04%           2.51%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   43,144       $   21,199     $    11,473     $    5,359      $      134
  Net expenses to average daily net assets                  0.99%            0.99%           0.99%          0.99%           1.05%
  Net investment income to average daily net assets         3.20%            3.88%           4.67%          6.08%           4.81%
  Portfolio turnover rate                                     41%              19%             24%            55%             59%

                                                                                       CLASS L
                                                                                       -------
                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                       12/31/03         12/31/02      12/31/01(b)     12/31/00       12/31/99^
                                                      ----------       ----------     -----------    -----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    10.32       $    10.01     $     9.95     $      9.92    $      10.42
                                                      ----------       ----------     -----------    -----------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.36***          0.43***        0.51***         0.63***         0.38***
  Net realized and unrealized gain (loss) on
    investments                                             0.01             0.32           0.10           (0.00)+         (0.23)
                                                      ----------       ----------     -----------    -----------    ------------
       Total income from investment operations              0.37             0.75           0.61            0.63            0.15
                                                      ----------       ----------     -----------    -----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.42)           (0.44)         (0.55)          (0.60)          (0.64)
  From net realized gains                                      -                -              -               -           (0.01)
                                                      ----------       ----------     -----------    -----------    ------------
       Total distributions                                 (0.42)           (0.44)         (0.55)          (0.60)          (0.65)
                                                      ----------       ----------     -----------    -----------    ------------
NET ASSET VALUE, END OF PERIOD                        $    10.27       $    10.32     $    10.01     $      9.95    $       9.92
                                                      ==========       ==========     ===========    ===========    ============
TOTAL RETURN(a)                                             3.55%            7.47%          6.16%           6.37%           1.48%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $  183,757       $  139,555     $   77,789     $    45,694    $      1,524
  Net expenses to average daily net assets                  0.74%            0.74%          0.74%           0.74%           0.75%*
  Net investment income to average daily net assets         3.46%            4.13%          4.96%           6.14%           5.39%*
  Portfolio turnover rate                                     41%              19%            24%             55%             59%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS IS LESS THAN $0.01 PER
       SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME PER SHARE OF $0.02, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF $0.02, AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.20%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00        12/31/99
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.37      $    10.05      $      9.99      $     9.96      $    10.31
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.38***         0.44***          0.53***         0.65***         0.57***
  Net realized and unrealized gain (loss) on
    investments                                           (0.02)           0.34             0.10           (0.01)          (0.27)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income from investment operations             0.36            0.78             0.63            0.64            0.30
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.43)          (0.46)           (0.57)          (0.61)          (0.64)
  From net realized gains                                     -               -                -               -           (0.01)
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.43)          (0.46)           (0.57)          (0.61)          (0.65)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    10.30      $    10.37      $     10.05      $     9.99      $     9.96
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            3.50%           7.73%            6.35%           6.44%           3.04%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   55,458      $   42,750      $    14,733      $    6,644      $    1,808
  Net expenses to average daily net assets                 0.59%           0.59%            0.59%           0.58%           0.61%
  Net investment income to average daily net assets        3.60%           4.24%            5.08%           6.26%           5.45%
  Portfolio turnover rate                                    41%             19%              24%             55%             59%

                                                                                       CLASS S
                                                                                       -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00        12/31/99
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.41      $    10.08      $     10.01      $     9.97      $    10.30
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.39***         0.45***          0.54***         0.63***         0.56***
  Net realized and unrealized gain (loss) on
    investments                                           (0.01)           0.33             0.10            0.02           (0.24)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income from investment operations             0.38            0.78             0.64            0.65            0.32
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.43)          (0.45)           (0.57)          (0.61)          (0.64)
  From net realized gains                                     -               -                -               -           (0.01)
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.43)          (0.45)           (0.57)          (0.61)          (0.65)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    10.36      $    10.41      $     10.08      $    10.01      $     9.97
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            3.68%           7.75%            6.42%           6.48%           3.10%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  127,246      $  146,276      $   161,988      $  182,669      $  211,137
  Net expenses to average daily net assets                 0.54%           0.54%            0.54%           0.54%           0.54%
  Net investment income to average daily net assets        3.67%           4.38%            5.19%           6.15%           5.34%
  Portfolio turnover rate                                    41%             19%              24%             55%             59%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME PER SHARE OF $0.02, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF $0.02, AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.20%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                         CLASS N
                                                                         -------
                                                               YEAR ENDED        PERIOD ENDED
                                                                12/31/03          12/31/02^^
                                                               ----------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    10.30        $       10.31
                                                               ----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.31***             (0.00)***+
  Net realized and unrealized loss on investments                   (0.00)+              (0.01)
                                                               ----------        -------------
       Total income (loss) from investment operations                0.31                (0.01)
                                                               ----------        -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (0.36)                   -
                                                               ----------        -------------
NET ASSET VALUE, END OF PERIOD                                 $    10.25        $       10.30
                                                               ==========        =============
TOTAL RETURN(a)                                                      2.98%(b)                -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $      104        $         101
  Net expenses to average daily net assets                           1.29%                   -@
  Net investment income to average daily net assets                  2.92%                   -@
  Portfolio turnover rate                                              41%                  19%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGES AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve as high a
OBJECTIVE OF THE               total rate of return on an annual basis as is
MASSMUTUAL CORE BOND           considered consistent with the preservation of
FUND?                          capital by investing primarily in a diversified
                               portfolio of investment-grade, fixed-income securities.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 5.32%,
                               outperforming the 4.11% return of the Lehman
                               Brothers Aggregate Bond Index, an index of fixed-income securities primarily from the
                               Treasury, mortgage-backed, and corporate asset classes.

WHAT WAS THE INVESTMENT        The third quarter was characterized by positive
BACKGROUND DURING THE          economic surprises, with many companies
PERIOD?                        announcing better-than-expected results. Gross
                               Domestic Product was revised upward for the second quarter to an annual rate of 3.3%. This positive economic and business momentum continued during the fourth quarter, as investors became increasingly confident. Another positive development was the increase in hiring within the temporary sector of the job market - often viewed as a precursor to an improvement in the permanent job sector. Conversely, non-farm payrolls, which posted seven straight months of declines through August, showed only a modest increase in September, making this a "jobless recovery." The positive economic and business momentum seen in the third quarter continued during the closing quarter of 2003. Investors' increased confidence was unabated through year-end.

HOW DID YOU RESPOND TO         During the beginning of the third quarter, we
THESE EVENTS?                  were buyers of higher coupon mortgages, as they
                               became attractive when they fell out of favor in the market. As the quarter progressed and interest rate volatility continued, these mortgages came back into favor and we cashed in our gains, reducing our exposure to a near market weight by quarter-end. We continued this strategy into the fourth quarter, when mortgages continued to perform well, and we sold on this strength. As a result, at year-end we held an underweight position in mortgages (23.3%) versus the benchmark (35.8%).

HOW IS THE FUND                Besides mortgages, we are also underweight in
INVESTED?                      Treasuries, on the belief that there are better
                               opportunities for yield. On the other hand, we hold overweight positions in both corporate bonds and BBB rated bonds, which are at the lowest end of the investment-grade spectrum.

WHAT IS YOUR OUTLOOK?          Looking forward, we expect a continuation of the
                               improving outlook. We expect the Federal Reserve to remain on the sidelines as far as interest rates are concerned, at least through the first half of 2004.

                               We will continue to look for opportunities in corporate bonds, which should perform well in an improving economy. While the strong spread tightening that we witnessed throughout 2003 is unlikely to be repeated in 2004, we believe there are still selective opportunities in corporates.

[CHART]

                       DURATION DIVERSIFICATION (12/31/03)
                            MASSMUTUAL CORE BOND FUND
                           AVERAGE DURATION=4.55 YEARS

LESS THAN 1 Year         13.6%
1-3 Years                31.3%
3-5 Years                20.7%
5-10 Years               23.1%
10-20 Years              11.3%

[CHART]

                          QUALITY STRUCTURE (12/31/03)
                            MASSMUTUAL CORE BOND FUND

U.S. Governments Cash Equivalents       47.1%
Aa/AA                                    5.3%
A/A                                     17.9%
Baa/BBB                                 27.9%
Ba/BB                                    1.3%
B/B                                      0.5%

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Bond Fund Class S and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                            FIVE YEAR           SINCE INCEPTION
                        ONE YEAR          AVERAGE ANNUAL        AVERAGE ANNUAL
                    1/1/03 - 12/31/03    1/1/99 - 12/31/03    10/3/94 - 12/31/03
Class S                   5.32%                6.07%                 7.56%
--------------------------------------------------------------------------------
Lehman
Brothers
Aggregate
Bond Index                4.11%                6.62%                 7.92%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                     CLASS S      LEHMAN BROTHERS AGGREGATE
10/3/94             $  10,000             $  10,000
  12/94             $  10,020             $  10,038
  12/95             $  11,940             $  11,892
  12/96             $  12,274             $  12,324
  12/97             $  13,474             $  13,514
  12/98             $  14,612             $  14,688
  12/99             $  14,309             $  14,567
  12/00             $  15,880             $  16,261
12/2001             $  17,138             $  17,634
12/2002             $  18,631             $  19,443
12/2003             $  19,623             $  20,241

Hypothetical Investments in MassMutual Core Bond Fund Class A, Class Y and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                            FIVE YEAR           SINCE INCEPTION
                        ONE YEAR          AVERAGE ANNUAL        AVERAGE ANNUAL
                    1/1/03 - 12/31/03    1/1/99 - 12/31/03    1/1/98 - 12/31/03
Class A                   4.78%                5.62%                 5.97%
Class Y                   5.23%                6.01%                 6.38%
--------------------------------------------------------------------------------
Lehman
Brothers
Aggregate
Bond Index                4.11%                6.62%                 6.97%

[CHART]

                     CLASS A     CLASS Y   LEHMAN BROTHERS AGGREGATE
   1/1/98           $  10,000   $  10,000          $  10,000
    12/98           $  10,775   $  10,825          $  10,869
    12/99           $  10,513   $  10,591          $  10,779
    12/00           $  11,629   $  11,758          $  12,033
12/1/2001           $  12,480   $  12,679          $  13,049
12/2/2002           $  13,513   $  13,770          $  14,387
12/3/2003           $  14,160   $  14,490          $  14,978

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Bond Fund Class L and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                         SINCE  INCEPTION
                        ONE YEAR          AVERAGE ANNUAL
                    1/1/03 - 12/31/03    5/3/99 - 12/31/03
Class L                   5.09%                6.47%
----------------------------------------------------------
Lehman Brothers
Aggregate Bond
Index                     4.11%                7.16%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                    CLASS L     LEHMAN BROTHERS AGGREGATE
 5/3/99             $  10,000           $  10,000
  12/99             $   9,848           $   9,936
  12/00             $  10,917           $  11,091
12/2001             $  11,749           $  12,028
12/2002             $  12,746           $  13,261
12/2003             $  13,395           $  13,806

Hypothetical Investments in MassMutual Core Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                                        SINCE INCEPTION
                                    ONE YEAR             AVERAGE ANNUAL
                                1/1/03 - 12/31/03     12/31/02 - 12/31/03
Class N                               4.51%                  4.41%
Class N (CDSC fees deducted)          3.54%                  3.44%
-------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond
Index                                 4.11%                  4.02%

[CHART]

                     CLASS N     CLASS N (CDSC FEES DEDUCTED)    LEHMAN BROTHERS AGGREGATE
12/31/2002          $  10,000             $   10,000                     $  10,000
    6/2003          $  10,421             $   10,321                     $  10,189
   12/2003          $  10,442             $   10,345                     $  10,403

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL CORE BOND FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
EQUITIES -- 0.2%

AUTOMOTIVE & PARTS
General Motors Corp.
  Series B
  Convertible Preferred                                                100,000    $     2,675,000
                                                                                  ---------------

TOTAL EQUITIES
(COST $2,500,000)                                                                       2,675,000
                                                                                  ---------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
BONDS & NOTES  86.3%

ASSET BACKED SECURITIES -- 3.2%
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                            $     5,341,000          5,379,391
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                                 12,439,731         12,135,742
Community Program
  Loan Trust
  Series 1987-A, Class A4
  4.500% 10/01/2018                                                  1,218,230          1,215,773
Conseco Finance
  Securitizations Corp.
  Series 2001-1, Class A4
  6.210% 07/01/2032                                                  3,059,000          3,101,648
Conseco Finance
  Securitizations Corp.
  Series 2001-C,
  Class AI4
  6.190% 03/15/2030                                                  3,237,000          3,346,780
Ford Credit Auto Owner
  Trust Series 2001-B,
  Class A5
  5.360% 06/15/2005                                                  6,020,658          6,096,856
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                                  5,786,000          5,822,162
Metlife Capital Equipment
  Loan Trust
  Series 1997-A, Class A
  6.850% 05/20/2008                                                    290,634            293,314

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
MMCA Automobile Trust
  Series 2002-1, Class A3
  4.150% 05/15/2006                                            $       580,502    $       580,775
National City Auto
  Receivables Trust
  Series 2002-A, Class A4
  4.830% 08/15/2009                                                  2,678,000          2,795,162
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                                     10,611             10,921
Oakwood Mortgage
  Investors, Inc.
  Series 2001-C, Class A2
  5.920% 09/15/2017                                                    312,782            233,905
Option One Mortgage
  Securities Corp. Trust
  Series 2002-2A,
  Class CFTS+
  8.830% 06/26/2032                                                     24,199             24,226
Railcar Trust
  Series 1992-1, Class A
  7.750% 06/01/2004                                                    104,189            105,947
Travelers Funding Limited
  Series 1A, Class A1+
  6.300% 02/18/2014                                                  2,159,091          2,267,046
Vanderbilt Mortgage and
  Finance, Inc.
  Series 2002-C, Class A2
  4.230% 02/07/2015                                                  5,058,000          5,155,999
                                                                                  ---------------

TOTAL ASSET BACKED
SECURITIES
(COST $48,302,907)                                                                     48,565,647
                                                                                  ---------------

CORPORATE DEBT -- 52.7%
Albertson's, Inc.
  7.750% 06/15/2026                                                  2,428,000          2,709,485
Alcan Aluminum Limited
  6.250% 11/01/2008                                                  2,023,000          2,234,579
Alliance Pipeline LP+
  6.996% 12/31/2019                                                  1,868,587          2,112,830
American General
  Finance Corp.
  5.875% 07/14/2006                                                  3,714,000          4,007,885
American Honda
  Finance Corp.+
  3.850% 11/06/2008                                                  3,277,000          3,299,690
Anheuser-Busch
  Companies, Inc.*
  6.800% 01/15/2031                                                  4,046,000          4,618,978
Anheuser-Busch
  Cos., Inc.
  5.050% 10/15/2016                                            $     3,439,000    $     3,416,351
Aramark Services, Inc.
  6.750% 08/01/2004                                                  1,295,000          1,327,677
Aramark Services, Inc.
  7.000% 07/15/2006                                                    910,000            989,933
Aramark Services, Inc.
  7.000% 05/01/2007                                                     65,000             71,469
Aramark Services, Inc.
  8.150% 05/01/2005                                                  1,533,000          1,640,558
Archer-Daniels
  Midland Co.
  7.500% 03/15/2027                                                  4,070,000          4,898,363
Arrow Electronics, Inc.*
  8.700% 10/01/2005                                                  1,744,000          1,906,858
Arrow Electronics, Inc.
  9.150% 10/01/2010                                                    449,000            537,345
AT&T Broadband Corp.
  8.375% 03/15/2013                                                    132,000            161,508
AT&T Corp.
  6.000% 03/15/2009                                                     16,000             17,245
Avnet, Inc.
  8.000% 11/15/2006                                                     77,000             83,352
Bank of America Corp.
  3.250% 08/15/2008                                                  4,495,000          4,440,390
Bank One Corp.
  6.000% 08/01/2008                                                  2,428,000          2,665,789
Barrick Gold Corp.
  7.500% 05/01/2007                                                  3,237,000          3,683,674
BHP Finance
  (USA) Limited
  6.420% 03/01/2026                                                  2,832,000          3,026,340
Boeing Capital Corp.
  5.800% 01/15/2013                                                    635,000            665,990
Boeing Capital Corp.
  7.100% 09/27/2005                                                  1,618,000          1,749,849
Bombardier Capital, Inc.+
  7.500% 08/15/2004                                                  2,719,000          2,817,564
BP Capital Markets PLC
  2.750% 12/29/2006                                                 10,034,000         10,049,693
Brascan Corp.
  7.375% 03/01/2033                                                  3,338,000          3,702,229
BRE Properties, Inc.
  7.450% 01/15/2011                                                  2,023,000          2,318,746
British Telecom PLC
  7.875% 12/15/2005                                                  8,230,000          9,069,567
British Telecom PLC
  8.875% 12/15/2030                                                  4,977,000          6,507,945
Buckeye Partners LP
  4.625% 07/15/2013                                                  2,023,000          1,945,274

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Cabot Corp.+
  5.250% 09/01/2013                                            $     3,237,000    $     3,209,469
Capital One Bank
  Series BKNT
  8.250% 06/15/2005                                                  2,023,000          2,188,356
Capitol Records, Inc.+
  8.375% 08/15/2009                                                  4,451,000          4,676,919
Carlisle Companies, Inc.
  6.700% 05/15/2008                                                  3,641,000          3,685,719
Carolina Power &
  Light Co.
  6.125% 09/15/2033                                                  3,237,000          3,326,982
CarrAmerica Realty Corp.
  6.625% 03/01/2005                                                  1,728,000          1,808,426
Cendant Corp.
  6.875% 08/15/2006                                                    809,000            887,588
Cendant Corp.
  7.375% 01/15/2013                                                  4,418,000          5,064,353
CenturyTel, Inc. Series E
  6.150% 01/15/2005                                                  1,618,000          1,683,662
Certegy, Inc.
  4.750% 09/15/2008                                                  1,133,000          1,161,535
Champion
  International Corp.
  6.400% 02/15/2026                                                  2,023,000          2,201,538
Chevron Phillips
  Chemical Co. LLC
  5.375% 06/15/2007                                                  1,821,000          1,938,764
Cinergy Corp.
  6.250% 09/01/2004                                                  3,091,000          3,170,745
Cingular Wireless
  5.625% 12/15/2006                                                    647,000            694,010
CIT Group, Inc.
  4.125% 02/21/2006                                                  1,250,000          1,293,510
CIT Group, Inc.
  6.875% 11/01/2009                                                  4,046,000          4,545,908
CIT Group, Inc.
  7.375% 04/02/2007                                                  2,152,000          2,430,662
Citigroup, Inc.
  6.750% 12/01/2005                                                 14,161,000         15,384,312
Clear Channel
  Communications, Inc.
  6.875% 06/15/2018                                                    809,000            900,562
CNF, Inc.
  8.875% 05/01/2010                                                  2,023,000          2,162,369
Colonial Pipeline Co.+
  7.630% 04/15/2032                                                  1,813,000          2,218,574
Comcast Cable
  Communications, Inc.
  6.375% 01/30/2006                                                  2,314,000          2,491,132
Comcast Cable
  Communications, Inc.
  8.375% 05/01/2007                                                  2,023,000          2,345,424
Comcast Corp.
  5.850% 01/15/2010                                            $     1,250,000    $     1,334,642
Comcast Corp.
  6.500% 01/15/2015                                                  1,343,000          1,457,183
Cominco Limited
  6.875% 02/15/2006                                                  2,428,000          2,605,586
Commercial Credit Co.*
  7.750% 03/01/2005                                                  2,428,000          2,599,647
ConAgra Foods, Inc.
  7.000% 10/01/2028                                                  2,428,000          2,668,506
ConAgra Foods, Inc.
  7.500% 09/15/2005                                                  3,443,000          3,740,665
Conoco, Inc.
  6.350% 04/15/2009                                                    494,000            554,186
Consolidated Natural
  Gas Co. Series C
  6.250% 11/01/2011                                                  2,181,000          2,409,231
Cooper
  Industries Limited
  5.250% 07/01/2007                                                  4,046,000          4,325,874
Countrywide
  Home Loans, Inc.
  3.500% 12/19/2005                                                  4,046,000          4,158,709
Countrywide
  Home Loans, Inc.
  5.500% 02/01/2007                                                  2,739,000          2,934,825
Countrywide
  Home Loans, Inc.
  5.625% 05/15/2007                                                  1,618,000          1,746,790
Cox Communications, Inc.
  6.750% 03/15/2011                                                    180,000            203,925
Cox Enterprises, Inc.+
  4.375% 05/01/2008                                                  3,601,000          3,658,191
Crane Co.
  5.500% 09/15/2013                                                    971,000            993,609
CRH America, Inc.
  6.400% 10/15/2033                                                  1,618,000          1,654,772
CSX Corp.
  6.250% 10/15/2008                                                  3,401,000          3,727,282
CSX Corp.
  7.250% 05/01/2027                                                  3,237,000          3,625,699
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                                  4,580,000          4,548,819
DaimlerChrysler NA
  Holding Corp.
  6.900% 09/01/2004                                                  4,693,000          4,841,167
DaimlerChrysler NA
  Holding Corp.
  7.300% 01/15/2012                                                  1,012,000          1,126,808
Dana Corp.
  6.250% 03/01/2004                                                  2,023,000          2,030,586
Deutsche Telekom
  International
  Finance BV
  5.250% 07/22/2013                                            $     1,792,000    $     1,810,312
Deutsche Telekom
  International
  Finance BV
  8.250% 06/15/2005                                                  3,484,000          3,779,286
Diageo Finance BV
  3.000% 12/15/2006                                                  2,266,000          2,277,853
Dominion Resources, Inc.
  2.800% 02/15/2005                                                  2,796,000          2,824,824
Dominion Resources, Inc.
  7.820% 09/15/2004                                                  2,589,000          2,701,875
Donnelley (R.R.) &
  Sons Co.
  6.625% 04/15/2029                                                  3,034,000          3,145,742
Dover Corp.
  6.250% 06/01/2008                                                  1,618,000          1,785,529
DPL, Inc.
  8.250% 03/01/2007                                                  2,525,000          2,752,250
Duke Energy Field
  Services Corp.*
  7.875% 08/16/2010                                                  4,046,000          4,740,124
Electronic Data Systems
  Corp. Series B
  6.000% 08/01/2013                                                    987,000            969,861
Emerald Investment
  Grade CBO Limited+
  1.967% 05/24/2011                                                  2,411,280          2,290,716
Enbridge Energy
  Partners LP
  4.750% 06/01/2013                                                  1,942,000          1,875,741
Entergy Gulf States, Inc.+
  5.250% 08/01/2015                                                  9,710,000          9,376,219
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                                  4,042,000          4,516,996
Equifax, Inc.
  4.950% 11/01/2007                                                  1,691,000          1,768,644
ERAC USA Finance Co.+
  6.625% 05/15/2006                                                  1,457,000          1,576,978
ERAC USA Finance Co.+
  6.750% 05/15/2007                                                  3,641,000          4,013,747
Exelon Generation Co. LLC
  6.950% 06/15/2011                                                  1,716,000          1,927,068
FBG Finance Limited+
  7.875% 06/01/2016                                                  2,428,000          3,038,186
Federated Department
  Stores, Inc.
  7.450% 07/15/2017                                                  1,214,000          1,414,915
FedEx Corp.
  6.875% 02/15/2006                                                  3,678,000          3,966,083

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
First Industrial LP
  7.000% 12/01/2006                                            $     1,821,000    $     1,991,812
First Industrial LP
  7.600% 05/15/2007                                                  2,428,000          2,737,975
FirstEnergy Corp.
  Series A
  5.500% 11/15/2006                                                     99,024            102,573
FirstEnergy Corp.
  Series B
  6.450% 11/15/2011                                                     99,936            103,578
Florida Gas
  Transmission Co.+
  8.630% 11/01/2004                                                  1,618,000          1,680,557
Ford Motor Co.
  6.375% 02/01/2029                                                  5,531,000          4,934,338
Ford Motor Co.
  6.625% 02/15/2028                                                  4,575,000          4,212,093
Ford Motor Credit Co.
  7.000% 10/01/2013                                                  5,280,000          5,568,705
Ford Motor Credit Co.*
  7.375% 10/28/2009                                                 13,352,000         14,662,646
Forte CDO (Cayman)
  Limited Series A3-A+
  7.011% 04/12/2013                                                  1,214,000          1,154,635
France Telecom SA
  9.750% 03/01/2031                                                  1,497,000          1,989,026
Franklin Resources, Inc.
  3.700% 04/15/2008                                                  3,823,000          3,802,256
General American
  Transportation Corp.
  6.750% 03/01/2006                                                  1,416,000          1,472,311
General American
  Transportation Corp.
  8.625% 12/01/2004                                                  1,214,000          1,264,447
General Electric
  Capital Corp.*
  5.450% 01/15/2013                                                  5,664,000          5,892,412
General Electric Co.
  5.000% 02/01/2013                                                  4,349,000          4,398,296
General Mills, Inc.
  2.625% 10/24/2006                                                 15,682,000         15,595,953
General Mills, Inc.
  8.900% 06/15/2006                                                  1,821,000          2,096,093
General Motors
  Acceptance Corp.
  6.150% 04/05/2007                                                  8,045,000          8,622,301
General Motors
  Acceptance Corp.*
  6.875% 09/15/2011                                                  4,046,000          4,358,056
General Motors Corp.
  8.375% 07/15/2033                                                  2,808,000          3,259,563
Goodrich (B.F.) Co.
  7.500% 04/15/2008                                                  3,480,000          3,962,749
The Goodyear Tire &
  Rubber Co.
  8.500% 03/15/2007                                            $     1,246,000    $     1,224,195
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                                  1,618,000          1,768,749
Hershey Foods Corp.*
  7.200% 08/15/2027                                                  4,289,000          5,006,340
Hilton Hotels Corp.
  7.000% 07/15/2004                                                  1,214,000          1,244,350
Household Finance Corp.
  4.125% 12/15/2008                                                  7,473,000          7,538,351
Household Finance Corp.
  6.375% 10/15/2011                                                  2,832,000          3,118,553
Household Finance Corp.
  6.375% 11/27/2012                                                  6,530,000          7,163,763
Humana, Inc.*
  7.250% 08/01/2006                                                  4,046,000          4,420,732
IBM Canada Credit
  Services Corp.+
  3.750% 11/30/2007                                                  1,214,000          1,223,269
ICI Wilmington, Inc.
  7.050% 09/15/2007                                                  1,618,000          1,790,270
Idex Corp.
  6.875% 02/15/2008                                                  3,581,000          3,872,855
Inco Limited
  5.700% 10/15/2015                                                  2,670,000          2,697,004
International Flavors &
  Fragrances, Inc.
  6.450% 05/15/2006                                                  3,034,000          3,295,133
International Game
  Technology
  8.375% 05/15/2009                                                  2,537,000          3,036,936
International Paper Co.
  5.500% 01/15/2014                                                  3,156,000          3,167,725
Interpool, Inc.
  7.350% 08/01/2007                                                  1,618,000          1,555,302
Jefferies Group, Inc.
  7.500% 08/15/2007                                                  2,003,000          2,251,546
Jefferies Group, Inc.
  7.750% 03/15/2012                                                  2,189,000          2,448,801
Jones Apparel Group, Inc.
  7.875% 06/15/2006                                                  2,428,000          2,699,397
JP Morgan Chase & Co.
  3.125% 12/11/2006                                                  5,308,000          5,351,191
Kern River Funding Corp.+
  4.893% 04/30/2018                                                  4,069,108          4,049,495
KeySpan Corp.*
  6.150% 06/01/2006                                                  4,046,000          4,372,933
KeySpan Gas East Corp.
  Series MTNA
  6.900% 01/15/2008                                                    525,000            591,039
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                            $     3,040,000    $     3,508,522
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                                  3,593,000          3,849,573
The Kroger Co.
  6.750% 04/15/2012                                                  4,264,000          4,724,597
The Kroger Co.
  7.000% 05/01/2018                                                  1,457,000          1,629,880
Lafarge Corp.
  6.375% 07/15/2005                                                  1,618,000          1,716,933
Leucadia National Corp.
  7.750% 08/15/2013                                                  2,023,000          2,114,035
Liberty Media Corp.
  3.500% 09/25/2006                                                 10,475,000         10,527,344
Liberty Media Corp.*
  8.250% 02/01/2030                                                  4,289,000          5,131,879
Lockheed Martin Corp.
  8.500% 12/01/2029                                                  3,528,000          4,622,996
Marriott International,
  Inc. Series E
  7.000% 01/15/2008                                                  5,571,000          6,206,607
Masco Corp.
  6.750% 03/15/2006                                                  4,046,000          4,404,280
Meritor Automotive, Inc.
  6.800% 02/15/2009                                                  3,237,000          3,398,850
Merrill Lynch & Co., Inc.
  2.940% 01/30/2006                                                 15,419,000         15,617,905
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                                  5,745,000          5,648,053
Miller (Herman), Inc.
  7.125% 03/15/2011                                                  2,428,000          2,573,750
Miller Brewing Co.+
  5.500% 08/15/2013                                                  2,751,000          2,810,540
Millipore Corp.
  7.500% 04/01/2007                                                  3,034,000          3,307,060
Mobil Corp.*
  8.625% 08/15/2021                                                  3,641,000          4,873,639
Mohawk Industries,
  Inc. Series D
  7.200% 04/15/2012                                                  1,760,000          1,999,151
Morgan Stanley Dean
  Witter & Co.
  5.625% 01/20/2004                                                  4,451,000          4,458,745
Motorola, Inc.
  6.500% 11/15/2028                                                  2,144,000          2,122,401
Motorola, Inc.
  6.750% 02/01/2006                                                  2,428,000          2,615,648
National Rural Utilities
  Cooperative
  Finance Corp.
  3.250% 10/01/2007                                                  1,274,000          1,270,572

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
National Rural Utilities
  Cooperative
  Finance Corp.
  8.000% 03/01/2032                                            $     4,459,000    $     5,553,653
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                                  1,618,000          1,565,509
News America
  Holdings, Inc.
  9.250% 02/01/2013                                                  2,428,000          3,132,127
News America, Inc.
  6.750% 01/09/2038                                                  1,618,000          1,806,714
Nisource Finance Corp.
  3.200% 11/01/2006                                                  2,213,000          2,230,870
Norfolk Southern Corp.*
  7.050% 05/01/2037                                                  4,046,000          4,538,876
Norske
  Skogindustrier ASA+
  6.125% 10/15/2015                                                  3,289,000          3,330,478
Nortel Networks Limited
  6.125% 02/15/2006                                                    842,000            852,525
North Finance
  (Bermuda) Limited+
  7.000% 09/15/2005                                                  1,618,000          1,726,972
Northern Natural Gas Co.+
  7.000% 06/01/2011                                                    809,000            918,963
Oak Hill
  Securities Fund II+
  8.920% 10/15/2006                                                  2,270,000          2,409,927
Park Place
  Entertainment Corp.
  7.000% 04/15/2013                                                  1,618,000          1,727,215
Park Place
  Entertainment Corp.
  7.500% 09/01/2009                                                  1,760,000          1,936,000
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                                    445,000            492,837
Piedmont Natural
  Gas Co. Series E
  6.000% 12/19/2033                                                  1,667,000          1,648,748
Precision
  Castparts Corp.+
  5.600% 12/15/2013                                                  1,821,000          1,831,921
Precision Castparts Corp.
  8.750% 03/15/2005                                                  4,006,000          4,227,319
PSEG Power LLC
  5.500% 12/01/2015                                                  2,913,000          2,917,119
Public Service Co. of
  Colorado Series 15
  5.500% 04/01/2014                                                  4,447,000          4,623,813
Qwest Capital
  Funding, Inc.
  7.750% 02/15/2031                                                  3,107,000          2,858,440
Qwest Corp.+
  9.125% 03/15/2012                                            $     1,987,000    $     2,280,082
Raytheon Co.
  6.500% 07/15/2005                                                  2,428,000          2,587,461
Reliant Energy Resources
  Corp. Series B
  8.125% 07/15/2005                                                  3,844,000          4,105,534
Republic Services, Inc.
  7.125% 05/15/2009                                                  3,034,000          3,485,832
Rock-Teen Co.
  8.200% 08/15/2011                                                  2,023,000          2,400,595
The Rouse Co.
  5.375% 11/26/2013                                                  2,322,000          2,309,835
Ryder System, Inc.
  6.600% 11/15/2005                                                  3,075,000          3,272,175
Safeway, Inc.
  2.500% 11/01/2005                                                  7,513,000          7,440,244
Sealed Air Corp.+
  5.625% 07/15/2013                                                  3,819,000          3,907,948
Simon Property Group LP
  6.875% 11/15/2006                                                  1,214,000          1,352,560
Simon Property Group LP
  7.375% 01/20/2006                                                  3,115,000          3,420,849
SLM Corp.
  5.000% 10/01/2013                                                 14,210,000         14,119,497
Sony Capital Corp.+
  4.950% 11/01/2006                                                  2,674,000          2,838,029
SP PowerAssets Limited+
  5.000% 10/22/2013                                                  1,942,000          1,952,318
Sprint Capital Corp.
  6.900% 05/01/2019                                                  1,618,000          1,652,850
Sprint Capital Corp.
  7.125% 01/30/2006                                                    809,000            875,231
Sprint Capital Corp.
  8.375% 03/15/2012                                                  3,067,000          3,581,643
Steelcase, Inc.
  6.375% 11/15/2006                                                  1,448,000          1,514,234
SuperValu, Inc.*
  7.875% 08/01/2009                                                  5,664,000          6,606,739
TCI Communications, Inc.
  6.875% 02/15/2006                                                  1,134,000          1,231,235
Temple-Inland, Inc.
  Series MTND*
  8.125% 12/15/2006                                                  4,305,000          4,774,258
Tenet Healthcare Corp.
  6.375% 12/01/2011                                                  1,578,000          1,514,880
Tenet Healthcare Corp.
  6.500% 06/01/2012                                                  1,570,000          1,505,237
Textron Financial
  Corp. Series E
  2.690% 10/03/2006                                                  4,034,000          4,006,835
Thomas & Betts Corp.
  8.250% 01/15/2004                                                  2,023,000          2,023,000
The Thomson Corp.
  6.200% 01/05/2012                                            $     2,144,000    $     2,354,384
Time Warner
  Companies, Inc.*
  7.570% 02/01/2024                                                  1,214,000          1,372,869
Time Warner
  Companies, Inc.
  7.750% 06/15/2005                                                  2,266,000          2,445,107
Timken Co. Series A
  6.750% 08/21/2006                                                  2,343,000          2,396,067
Toro Co.
  7.800% 06/15/2027                                                  3,293,000          3,630,628
Toyota Motor Credit Corp.
  4.350% 12/15/2010                                                  5,794,000          5,873,059
Trains 5-2002+
  5.936% 01/25/2007                                                  3,680,392          3,958,740
Trains 10-2002+
  0.000% 01/15/2012                                                  3,547,728          4,015,460
TransAlta Corp.
  5.750% 12/15/2013                                                  4,847,000          4,871,206
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class A+
  6.040% 01/31/2018                                                  2,504,000          2,572,209
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class B+
  7.144% 07/31/2033                                                  2,068,000          2,200,786
TTX Co.+
  4.500% 12/15/2010                                                  5,260,000          5,105,871
Tyco International
  Group SA
  6.375% 02/15/2006                                                  3,415,000          3,636,975
Tyco International
  Group SA
  6.375% 10/15/2011                                                  2,480,000          2,650,500
Union Tank Car Co.
  6.790% 05/01/2010                                                  3,884,000          4,344,879
United Air Lines, Inc.
  Series 91B** ++
  10.110% 02/19/2006                                                   501,793            163,710
UPM-Kymmene
  OYJ Corp.+
  7.450% 11/26/2027                                                  4,046,000          4,544,823
US Airways, Inc. Cl. B** ++
  7.500% 04/15/2008                                                  1,087,971                  -
USA Interactive
  7.000% 01/15/2013                                                  3,395,000          3,743,252
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                                  2,780,000          3,265,694

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Verizon Global Funding
  Corp. Series MTNA*
  7.600% 03/15/2007                                            $     4,046,000    $     4,581,848
VF Corp.+
  6.000% 10/15/2033                                                  1,436,000          1,420,118
VF Corp.
  8.100% 10/01/2005                                                  1,416,000          1,554,989
Vodafone Group PLC
  5.375% 01/30/2015                                                    558,000            563,169
Vulcan Materials Co.
  6.000% 04/01/2009                                                  3,237,000          3,521,131
The Walt Disney Co.
  6.750% 03/30/2006                                                  3,111,000          3,383,667
Washington Mutual, Inc.
  2.400% 11/03/2005                                                  7,505,000          7,524,018
Wells Fargo
  Financial Corp.
  7.000% 11/01/2005                                                 12,474,000         13,595,413
Westvaco Corp.
  7.650% 03/15/2027                                                  2,250,000          2,656,777
Westvaco Corp.
  8.400% 06/01/2007                                                    785,000            907,247
Weyerhaeuser Co.
  5.500% 03/15/2005                                                  8,027,000          8,356,557
Weyerhaeuser Co.
  5.950% 11/01/2008                                                  3,237,000          3,479,400
Williams Gas Pipelines
  Central, Inc.+
  7.375% 11/15/2006                                                  2,225,000          2,425,250
WorldCom, Inc.** ++
  6.500% 05/15/2004                                                  1,214,000            406,690
WorldCom, Inc.** + ++
  7.375% 01/15/2006                                                  4,046,000          1,355,410
WorldCom, Inc.** ++
  7.500% 05/15/2011                                                    178,000             59,630
WorldCom, Inc.** ++
  8.000% 05/15/2006                                                    162,000             54,270
WorldCom, Inc.** ++
  8.250% 05/15/2031                                                  1,813,000            607,355
WPP Finance (USA) Corp.
  6.625% 07/15/2005                                                  2,650,000          2,758,237
York International Corp.
  6.625% 08/15/2006                                                  1,942,000          2,095,779
                                                                                  ---------------

TOTAL CORPORATE DEBT
(COST $769,252,184)                                                                   802,072,891
                                                                                  ---------------

MUNICIPAL OBLIGATIONS -- 0.5%

GENERAL OBLIGATIONS
Illinois State
  Taxable Pension
  5.100% 06/01/2033                                            $     8,050,000    $     7,401,734
                                                                                  ---------------

TOTAL MUNICIPAL
OBLIGATIONS
(COST $8,050,000)                                                                       7,401,734
                                                                                  ---------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 3.8%

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1*
  7.100% 08/13/2029                                                  1,165,101          1,248,791
Bank of America Large
  Loan Series 2001-FMA,
  Class A2+
  6.490% 12/13/2016                                                  1,537,000          1,698,944
CS First Boston Mortgage
  Securities Corp.
  Series 1998-C2,
  Class A1
  5.960% 11/11/2030                                                  1,413,997          1,502,490
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A+
  8.000% 08/27/2032                                                    170,711            170,711
GMAC Mortgage Corp.
  Loan Trust
  Series 2001-J5,
  Class A7
  6.750% 11/25/2031                                                  2,393,696          2,398,694
GSR Mortgage Loan
  Trust Series 2002-8F,
  Class 3AA1
  6.500% 09/25/2032                                                    974,284            981,792
MASTR Asset
  Securitization Trust
  Series 2002-6,
  Class 6A1
  6.500% 10/25/2032                                                  2,358,085          2,427,979
Merrill Lynch Mortgage
  Investors, Inc.
  Series 1998-C1,
  Class A1
  6.310% 11/15/2026                                                  1,402,315          1,443,344
Morgan Stanley Dean
  Witter Capital I
  Series 2001-280,
  Class A1+
  6.148% 02/03/2011                                            $     2,564,182    $     2,779,007
Residential Accredit
  Loans, Inc.
  Series 1996-QS5,
  Class M2
  8.000% 09/25/2026                                                  1,736,453          1,736,453
Residential Accredit
  Loans, Inc.
  Series 2000-QS8,
  Class A4
  8.000% 07/25/2030                                                  1,543,251          1,549,725
Salomon Brothers
  Mortgage Securities
  Series 1997-TZH,
  Class B+
  7.491% 03/25/2022                                                  2,428,000          2,580,793
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1+
  5.323% 02/18/2034                                                  4,819,312          4,998,118
Starwood Commercial
  Mortgage Trust
  Series 1999-C1A,
  Class B+
  6.920% 02/03/2014                                                  2,428,000          2,736,566
Structured Asset
  Securities Corp.
  Series 1998-ALS2,
  Class 1A
  6.750% 03/25/2029                                                    610,677            619,317
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                                  9,848,900          9,967,199
Vendee Mortgage Trust
  Series 1992-1,
  Class 2Z
  7.750% 05/15/2022                                                  2,909,718          3,133,014
Washington Mutual, Inc.
  Series 2003-S11,
  Class A1
  5.000% 11/25/2033                                                 16,113,400         15,719,827
                                                                                  ---------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $56,813,264)                                                                     57,692,764
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
SOVEREIGN DEBT OBLIGATIONS -- 0.3%
Chile Government
  International Bond
  5.500% 01/15/2013                                            $     2,355,000    $     2,422,118
United Mexican States
  8.300% 08/15/2031                                                  2,023,000          2,280,933
                                                                                  ---------------

TOTAL SOVEREIGN DEBT
OBLIGATIONS
(COST $4,458,984)                                                                       4,703,051
                                                                                  ---------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 15.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 6.4%

COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
FHLMC
  Series 1337, Class D
  6.000% 08/15/2007                                                    223,893            229,769
FHLMC
  Series 2178, Class PB
  7.000% 08/15/2029                                                  4,532,000          4,845,168
FHLMC
  Series W067, Class A
  6.420% 12/01/2005                                                    583,454            624,889
                                                                                  ---------------

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                                    5,699,826
                                                                                  ---------------

PASS-THROUGH SECURITIES -- 6.0%
FHLMC
  5.500% 06/01/2033                                                 11,284,199         11,438,476
FHLMC
  6.000% 06/01/2016-
          06/01/2033                                                50,802,191         52,633,033
FHLMC
  6.500% 05/01/2016-
          08/01/2032                                                14,585,052         15,358,478
FHLMC
  7.000% 07/01/2029-
          10/01/2031                                                 5,506,671          5,836,493
FHLMC
  7.500% 06/01/2015-
          01/01/2031                                                 2,689,637          2,889,869
FHLMC
  8.000% 03/01/2015-
          08/01/2015                                                 2,778,499          2,972,994
FHLMC
  8.250% 05/01/2017                                                    241,249            261,586
FHLMC
  8.500% 11/01/2025                                            $       373,283    $       412,286
FHLMC
  9.000% 03/01/2017                                                     32,170             35,259
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                          91,838,474
                                                                                  ---------------

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                                    97,538,300
                                                                                  ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 4.2%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
FNMA Series 1989-20,
  Class A
  6.750% 04/25/2018                                                  2,533,893          2,711,928
                                                                                  ---------------

PASS-THROUGH SECURITIES -- 4.0%
FNMA
  5.500% 11/01/2016                                                          3                  3
FNMA
  6.000% 10/01/2028-
          02/01/2029                                                 2,489,691          2,582,081
FNMA
  6.420% 11/01/2008                                                  4,829,985          5,337,623
FNMA
  6.500% 05/01/2017-
          11/01/2032                                                43,189,334         45,305,490
FNMA
  7.000% 07/01/2032                                                  1,173,946          1,249,610
FNMA
  7.500% 06/01/2031-
          10/01/2031                                                 1,372,526          1,472,785
FNMA
  8.000% 05/01/2013-
          09/01/2031                                                 3,946,339          4,271,357
FNMA
  8.500% 08/01/2026                                                    627,036            691,622
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                          60,910,571
                                                                                  ---------------

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)                                                                     63,622,499
                                                                                  ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 4.7%
PASS-THROUGH SECURITIES
GNMA
  5.000% 06/15/2033-
          11/15/2033                                                36,038,102         35,787,525
GNMA
  6.000% 08/15/2028-
          02/15/2032                                                11,891,696         12,413,067
GNMA
  6.500% 09/15/2023-
          11/15/2028                                                 6,862,582          7,255,597
GNMA
  7.000% 08/15/2023-
          08/15/2032                                           $     9,615,020    $    10,276,601
GNMA
  7.250% 07/20/2021-
          07/20/2022                                                 3,084,545          3,314,046
GNMA
  7.500% 01/15/2017-
          06/15/2017                                                   976,012          1,050,617
GNMA
  8.000% 09/15/2005-
          11/15/2030                                                 2,034,205          2,183,229
GNMA
  9.000% 12/15/2004-
          10/15/2009                                                    11,878             12,629
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                          72,293,311
                                                                                  ---------------

OTHER AGENCIES -- 0.1%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                                  2,165,000          2,100,759
                                                                                  ---------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $232,692,153)                                                                   235,554,869
                                                                                  ---------------

U.S. TREASURY OBLIGATIONS -- 10.4%

U.S. TREASURY BONDS -- 5.4%
U.S. Treasury Bond
  6.125% 11/15/2027                                                 12,947,000         14,597,743
U.S. Treasury Bond
  6.125% 08/15/2029                                                 17,224,000         19,522,328
U.S. Treasury Bond
  6.875% 08/15/2025                                                  6,555,000          8,021,681
U.S. Treasury Bond*
  7.125% 02/15/2023                                                  3,520,000          4,395,050
U.S. Treasury Bond*
  7.500% 11/15/2016                                                  8,092,000         10,305,921
U.S. Treasury Bond*
  8.875% 08/15/2017                                                 17,641,000         25,000,605
                                                                                  ---------------

TOTAL U.S. TREASURY BONDS                                                              81,843,328
                                                                                  ---------------

U.S. TREASURY NOTES -- 4.6%
U.S. Treasury Note
  3.250% 05/31/2004                                                 69,555,000         70,196,214
U.S. Treasury Note
  3.875% 02/15/2013                                                    918,000            898,923
                                                                                  ---------------

TOTAL U.S. TREASURY NOTES                                                              71,095,137
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
U.S. TREASURY STRIPS -- 0.4%
U.S. Treasury Strips
  0.000% 11/15/2021                                            $    14,970,000    $     5,691,846
                                                                                  ---------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $154,185,188)                                                                   158,630,311
                                                                                  ---------------

TOTAL BONDS & NOTES
(COST $1,273,754,680)                                                               1,314,621,267
                                                                                  ---------------

TOTAL LONG TERM INVESTMENTS
(COST $1,276,254,680)                                                               1,317,296,267
                                                                                  ---------------

SHORT-TERM INVESTMENTS -- 23.0%

CASH EQUIVALENTS -- 10.5%***
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                                    434,934            434,934
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                  2,298,084          2,298,084
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  6,894,256          6,894,256
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                  1,723,564          1,723,564
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                  1,723,563          1,723,563
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  5,745,212          5,745,212
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                  2,298,085          2,298,085
Canadian Imperial Bank
  of Commerce
  Bank Note
  0.990% 05/18/2004                                                 11,490,426         11,490,426
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                  1,149,043          1,149,043
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                  4,596,170          4,596,170
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                  1,149,043          1,149,043
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                 11,835,139         11,835,139
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                            $     6,319,734    $     6,319,734
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                  3,447,128          3,447,128
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                  5,745,213          5,745,213
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                  4,586,697          4,586,697
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  5,734,776          5,734,776
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                                  2,298,085          2,298,085
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                  1,263,947          1,263,947
Merrill Lynch Premier
  Institutional
  Money Market Fund                                                  7,905,545          7,905,545
Merrimac Money
  Market Fund                                                       19,074,108         19,074,108
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                  5,975,022          5,975,022
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                  2,872,607          2,872,607
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                  2,872,607          2,872,607
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                  2,298,085          2,298,085
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  5,745,213          5,745,213
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                  2,872,607          2,872,607
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                  3,447,128          3,447,128
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                  2,872,607          2,872,607
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                            $     2,872,607    $     2,872,607
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  5,745,213          5,745,213
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                  1,149,043          1,149,043
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                 13,788,511         13,788,511
                                                                                  ---------------
                                                                                      160,224,002
                                                                                  ---------------

COMMERCIAL PAPER -- 10.4%
Boston Scientific Corp.* +
  1.160% 01/30/2004                                                  6,267,000          6,261,144
British Aero
  North America* +
  1.250% 01/14/2004                                                  4,855,000          4,853,445
British Aero
  North America* +
  1.300% 01/23/2004                                                  4,936,000          4,932,079
Burlington Northern
  Santa Fe Corp.* +
  1.130% 01/20/2004                                                  3,601,000          3,598,852
Burlington Northern
  Santa Fe Corp.* +
  1.140% 01/15/2004                                                  5,664,000          5,661,489
Campbell Soup Co.* +
  1.110% 01/27/2004                                                  6,474,000          6,468,810
CIT Group, Inc.*
  1.140% 03/01/2004                                                  8,606,000          8,589,814
Coors Brewing Co.* +
  1.200% 02/24/2004                                                  6,150,000          6,138,930
Countrywide Home
  Loans, Inc.* +
  1.070% 02/03/2004                                                 10,000,000          9,990,191
COX
  Communications, Inc.* +
  1.200% 01/16/2004                                                  6,465,000          6,461,767
Dominion
  Resources, Inc.* +
  1.170% 01/12/2004                                                  5,175,000          5,173,150
Dominion
  Resources, Inc.* +
  1.170% 01/22/2004                                                  6,461,000          6,456,590
General
  Dynamics Corp.* +
  1.050% 01/05/2004                                                  8,646,000          8,644,991
General Mills, Inc.* +
  1.170% 02/04/2004                                                  5,620,000          5,613,790
KeySpan Corp.* +
  1.110% 01/21/2004                                                  4,046,000          4,043,505

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Kinder Morgan Energy
  Partners LP* +
  1.200% 01/16/2004                                            $     2,266,000    $     2,264,867
McCormick & Co., Inc.* +
  1.150% 02/27/2004                                                  8,092,000          8,077,265
Newell
  Rubbermaid, Inc.* +
  1.150% 01/13/2004                                                  5,608,000          5,605,850
Pearson Holdings, Inc.* +
  1.150% 01/29/2004                                                  5,664,000          5,658,934
Safeway, Inc.* +
  1.150% 01/07/2004                                                  5,167,000          5,166,010
Time Warner, Inc.* +
  1.100% 02/02/2004                                                 12,660,000         12,647,621
Walt Disney Co.* +
  1.150% 01/30/2004                                                  6,348,000          6,342,119
Walt Disney Co.* +
  1.200% 01/20/2004                                                  4,532,000          4,529,130
Washington
  Mutual Finance* +
  1.150% 01/09/2004                                                  5,086,000          5,084,700
Washington
  Mutual Finance* +
  1.200% 01/06/2004                                                  6,069,000          6,067,989
Washington
  Mutual Finance* +
  1.200% 01/08/2004                                                  3,973,000          3,972,073
                                                                                  ---------------
                                                                                      158,305,105
                                                                                  ---------------

U.S. TREASURY BILLS -- 2.1%
U.S. Treasury Bill*
  0.886% 04/01/2004                                                 10,660,000         10,629,490
U.S. Treasury Bill*
  0.890% 02/12/2004                                                  7,833,000          7,824,867
U.S. Treasury Bill*
  0.895% 01/02/2004                                                  6,579,000          6,578,837
U.S. Treasury Bill*
  0.908% 02/05/2004                                                  6,008,000          6,002,696
                                                                                  ---------------
                                                                                       31,035,890
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(COST $349,571,469)                                                                   349,564,997
                                                                                  ---------------

TOTAL INVESTMENTS -- 109.5%
(COST $1,625,826,149)****                                                           1,666,861,264
                                                                                  ---------------

OTHER ASSETS/
(LIABILITIES) -- (9.5%)                                                              (144,146,843)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $ 1,522,714,421
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  * All or a portion of this security is segregated to cover forward purchase commitments. (NOTE 2).
  **   Non-income producing security.
  ***  Represents investments of security lending collateral. (NOTE 2).
  **** Aggregate cost for Federal tax purposes. (NOTE 7).
  + Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $268,973,586 or 17.7% of net assets.
  ++   Security is currently in default.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                  DECEMBER 31, 2003
                                                                  -----------------
ASSETS:
    Investments, at value (cost $1,276,254,680) (NOTE 2)          $   1,317,296,267
    Short-term investments (identified cost: $349,571,469)              349,564,997
                                                                  -----------------
        Total Investments (including securities on loan with
          market values of $156,137,006)                              1,666,861,264
    Cash                                                                    117,337
    Receivables from:
        Investments sold                                                155,191,933
        Fund shares sold                                                  3,171,449
        Interest and dividends                                           15,330,465
        Settlement of investments purchased on a commitment
          basis (NOTE 2)                                                    277,630
                                                                  -----------------
            Total assets                                              1,840,950,078
                                                                  -----------------
LIABILITIES:
    Payables for:
        Investments purchased                                           153,999,718
        Fund shares repurchased                                           2,738,726
        Securities on loan (NOTE 2)                                     160,224,002
        Directors' fees and expenses (NOTE 3)                                41,759
        Affiliates (NOTE 3):
            Investment management fees                                      780,690
            Administration fees                                             261,240
            Service fees                                                    125,779
            Distribution fees                                                   691
    Accrued expense and other liabilities                                    63,052
                                                                  -----------------
            Total liabilities                                           318,235,657
                                                                  -----------------
    NET ASSETS                                                    $   1,522,714,421
                                                                  =================
NET ASSETS CONSIST OF:
    Paid-in capital                                               $   1,485,903,510
    Distributions in excess of net investment income                     (2,668,833)
    Accumulated net realized loss on investments and forward
      commitments                                                        (1,833,001)
    Net unrealized appreciation on investments and forward
      commitments                                                        41,312,745
                                                                  -----------------
                                                                  $   1,522,714,421
                                                                  =================
NET ASSETS:
    Class A                                                       $     204,591,498
                                                                  =================
    Class L                                                       $     348,157,680
                                                                  =================
    Class Y                                                       $     153,913,425
                                                                  =================
    Class S                                                       $     814,836,745
                                                                  =================
    Class N                                                       $       1,215,073
                                                                  =================
SHARES OUTSTANDING:
    Class A                                                              18,716,284
                                                                  =================
    Class L                                                              31,709,529
                                                                  =================
    Class Y                                                              13,977,442
                                                                  =================
    Class S                                                              73,689,652
                                                                  =================
    Class N                                                                 112,141
                                                                  =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                       $           10.93
                                                                  =================
    Class L                                                       $           10.98
                                                                  =================
    Class Y                                                       $           11.01
                                                                  =================
    Class S                                                       $           11.06
                                                                  =================
    Class N                                                       $           10.84
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                     YEAR ENDED
                                                                  DECEMBER 31, 2003
                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
    Dividends                                                     $         164,063
    Interest (including securities lending income of $156,153)           81,317,534
                                                                  -----------------
              Total investment income                                    81,481,597
                                                                  -----------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                   9,274,755
    Custody fees                                                            217,739
    Shareholder reporting fees                                               91,603
    Directors' fees (NOTE 3)                                                 44,573
    Audit and legal fees                                                     36,579
    Trustee reporting                                                         8,197
                                                                  -----------------
                                                                          9,673,446
    Administration fees (NOTE 3):
        Class A                                                             569,646
        Class L                                                           1,028,186
        Class Y                                                             230,606
        Class S                                                           1,142,452
        Class N                                                               1,485
    Distribution fees (NOTE 3):
        Class N                                                               1,082
    Service fees (NOTE 3):
        Class A                                                             485,714
        Class N                                                               1,082
                                                                  -----------------
              Total expenses                                             13,133,699
                                                                  -----------------
              NET INVESTMENT INCOME                                      68,347,898
                                                                  -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on:
        Investment transactions and forward commitments                  34,532,958
        In-kind transactions                                              9,629,760
                                                                  -----------------
              Net realized gain                                          44,162,718
                                                                  -----------------
    Net change in unrealized appreciation (depreciation) on
      investments and forward commitments                               (15,521,646)
                                                                  -----------------
              NET REALIZED AND UNREALIZED GAIN                           28,641,072
                                                                  -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      96,988,970
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED           YEAR ENDED
                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                         $      68,347,898    $      69,607,395
    Net realized gain on investment transactions and
      forward commitments                                                44,162,718            8,602,681
    Net change in unrealized appreciation (depreciation) on
      investments and forward commitments                               (15,521,646)          47,655,900
                                                                  -----------------    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             96,988,970          125,865,976
                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                             (11,039,067)          (5,928,124)
    Class L                                                             (19,415,058)         (11,402,171)
    Class Y                                                              (8,278,764)          (6,944,459)
    Class S                                                             (46,344,913)         (50,695,976)
    Class N                                                                 (68,612)                   -
                                                                  -----------------    -----------------
        TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                  (85,146,414)         (74,970,730)
                                                                  -----------------    -----------------
    From net realized gains:
    Class A                                                              (2,659,519)            (346,562)
    Class L                                                              (4,514,340)            (644,172)
    Class Y                                                              (1,880,301)            (379,696)
    Class S                                                             (10,721,055)          (2,750,659)
    Class N                                                                 (15,165)                   -
                                                                  -----------------    -----------------
        TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                     (19,790,380)          (4,121,089)
                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                              52,551,451           92,670,603
    Class L                                                              65,078,908          106,633,057
    Class Y                                                             (17,168,894)          61,253,835
    Class S                                                            (442,857,087)         332,349,191
    Class N                                                               1,165,079              101,000*
                                                                  -----------------    -----------------
        INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
          SHARE TRANSACTIONS                                           (341,230,543)         593,007,686
                                                                  -----------------    -----------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                            (349,178,367)         639,781,843
NET ASSETS:
    Beginning of year                                                 1,871,892,788        1,232,110,945
                                                                  -----------------    -----------------
    End of year (including distributions in excess of net
      investment income of $2,668,833 and $1,695,454,
      respectively)                                               $   1,522,714,421    $   1,871,892,788
                                                                  =================    =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      CLASS A
                                                                                      -------
                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                        12/31/03       12/31/02      12/31/01(b)       12/31/00        12/31/99
                                                       ----------     ----------     -----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    11.18     $    10.76     $     10.65      $    10.12      $    11.06
                                                       ----------     ----------     -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.36***        0.48***         0.56***         0.65***         0.62***
  Net realized and unrealized gain (loss) on
    investments                                              0.17           0.42            0.21            0.42           (0.89)
                                                       ----------     ----------     -----------      ----------      ----------
       Total income (loss) from investment operations        0.53           0.90            0.77            1.07           (0.27)
                                                       ----------     ----------     -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (0.63)         (0.45)          (0.57)          (0.54)          (0.66)
  From net realized gains                                   (0.15)         (0.03)          (0.09)              -           (0.01)
                                                       ----------     ----------     -----------      ----------      ----------
       Total distributions                                  (0.78)         (0.48)          (0.66)          (0.54)          (0.67)
                                                       ----------     ----------     -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                         $    10.93     $    11.18     $     10.76      $    10.65      $    10.12
                                                       ==========     ==========     ===========      ==========      ==========
TOTAL RETURN(a)                                              4.78%          8.28%           7.32%          10.62%          (2.43)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  204,591     $  156,727     $    61,179      $   13,435      $      576
  Net expenses to average daily net assets                   1.04%          1.04%           1.05%           1.04%           1.07%
  Net investment income to average daily net assets          3.17%          4.34%           5.03%           6.02%           5.70%
  Portfolio turnover rate                                     146%           187%             68%             39%             61%

                                                                                      CLASS L
                                                                                      -------
                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                        12/31/03       12/31/02      12/31/01(b)       12/31/00       12/31/99^
                                                       ----------     ----------     -----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    11.22     $    10.79     $     10.66      $    10.11      $    10.97
                                                       ----------     ----------     -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.39***        0.52***         0.60***         0.66***         0.44***
  Net realized and unrealized gain (loss) on
    investments                                              0.18           0.40            0.21            0.44           (0.61)
                                                       ----------     ----------     -----------      ----------      ----------
       Total income (loss) from investment operations        0.57           0.92            0.81            1.10           (0.17)
                                                       ----------     ----------     -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (0.66)         (0.46)          (0.59)          (0.55)          (0.68)
  From net realized gains                                   (0.15)         (0.03)          (0.09)              -           (0.01)
                                                       ----------     ----------     -----------      ----------      ----------
       Total distributions                                  (0.81)         (0.49)          (0.68)          (0.55)          (0.69)
                                                       ----------     ----------     -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                         $    10.98     $    11.22     $     10.79      $    10.66      $    10.11
                                                       ==========     ==========     ===========      ==========      ==========
TOTAL RETURN(a)                                              5.09%          8.49%           7.62%          10.85%          (1.52)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  348,158     $  289,553     $   174,896      $   66,686      $    2,361
  Net expenses to average daily net assets                   0.79%          0.79%           0.80%           0.79%           0.80%*
  Net investment income to average daily net assets          3.42%          4.62%           5.32%           6.21%           6.11%*
  Portfolio turnover rate                                     146%           187%             68%             39%             61%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.09%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00        12/31/99
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    11.25      $    10.82      $     10.68      $    10.12      $    11.06
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.41***         0.54***          0.62***         0.68***         0.68***
  Net realized and unrealized gain (loss) on
    investments                                            0.17            0.40             0.21            0.43           (0.92)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income (loss) from investment
         operations                                        0.58            0.94             0.83            1.11           (0.24)
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.67)          (0.48)           (0.60)          (0.55)          (0.69)
  From net realized gains                                 (0.15)          (0.03)           (0.09)              -           (0.01)
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.82)          (0.51)           (0.69)          (0.55)          (0.70)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    11.01      $    11.25      $     10.82      $    10.68      $    10.12
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            5.23%           8.61%            7.84%          11.01%          (2.16)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  153,913      $  172,997      $   108,395      $   49,579      $   19,471
  Net expenses to average daily net assets                 0.64%           0.64%            0.65%           0.64%           0.65%
  Net investment income to average daily net assets        3.58%           4.79%            5.49%           6.37%           6.29%
  Portfolio turnover rate                                   146%            187%              68%             39%             61%

                                                                                      CLASS S
                                                                                      -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00        12/31/99
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    11.29      $    10.85      $     10.70      $    10.14      $    11.06
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.42***         0.54***          0.63***         0.68***         0.66***
  Net realized and unrealized gain (loss) on
    investments                                            0.18            0.41             0.21            0.43           (0.89)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income (loss) from investment
         operations                                        0.60            0.95             0.84            1.11           (0.23)
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.68)          (0.48)           (0.60)          (0.55)          (0.68)
  From net realized gains                                 (0.15)          (0.03)           (0.09)              -           (0.01)
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.83)          (0.51)           (0.69)          (0.55)          (0.69)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    11.06      $    11.29      $     10.85      $    10.70      $    10.14
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            5.32%           8.71%            7.92%          10.99%          (2.08)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  814,837      $1,252,515      $   887,641      $  758,554      $  594,002
  Net expenses to average daily net assets                 0.59%           0.59%            0.60%           0.59%           0.57%
  Net investment income to average daily net assets        3.62%           4.83%            5.61%           6.38%           6.07%
  Portfolio turnover rate                                   146%            187%              68%             39%             61%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.09%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                          CLASS N
                                                                          -------
                                                               YEAR ENDED        PERIOD ENDED
                                                                12/31/03           12/31/02^
                                                               ----------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    11.15        $       11.16
                                                               ----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.34***             (0.00)***+
  Net realized and unrealized gain (loss) on investments             0.16                (0.01)
                                                               ----------        -------------
       Total income (loss) from investment operations                0.50                (0.01)
                                                               ----------        -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (0.66)                   -
  From net realized gains                                           (0.15)                   -
                                                               ----------        -------------
       Total distributions                                          (0.81)                   -
                                                               ----------        -------------
NET ASSET VALUE, END OF PERIOD                                 $    10.84        $       11.15
                                                               ==========        =============
TOTAL RETURN(a)                                                      4.51%(b)                -%@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $    1,215        $         101
  Net expenses to average daily net assets                           1.36%                   -@
  Net investment income to average daily net assets                  2.94%                   -@
  Portfolio turnover rate                                             146%                 187%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DIVERSIFIED BOND FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve a
OBJECTIVE OF THE               superior total rate of return by investing in a
MASSMUTUAL DIVERSIFIED         diversified portfolio of fixed-income securities
BOND FUND?                     across the credit quality spectrum, including
                               investment-grade and high-yield issues.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 8.48%,
                               significantly ahead of the 4.11% return of the Lehman Brothers Aggregate Bond Index, a proxy for taxable bond performance that primarily includes securities from the Treasury, mortgage-backed, and corporate asset classes.

WHAT WAS THE INVESTMENT        The third quarter was characterized by positive
BACKGROUND DURING THE          economic surprises, with many companies
PERIOD?                        announcing better-than-expected results. Gross
                               Domestic Product was revised upward for the second quarter to an annual rate of 3.3%. This positive economic and business momentum continued during the fourth quarter, as investors became increasingly confident. Another positive development was the increase in hiring within the temporary sector of the job market - often viewed as a precursor to an improvement in the permanent job sector. Conversely, non-farm payrolls, which posted seven straight months of declines through August, showed only a modest increase in September, making this a "jobless recovery." The positive economic and business momentum seen in the third quarter continued during the closing quarter of 2003. Investors' increased confidence was unabated through year-end.

HOW DID YOU RESPOND TO         We increased our mortgage exposure in July,
THESE EVENTS?                  funded by reducing our Treasury exposure. As the
                               quarter progressed and interest rate volatility continued, mortgages came back into favor and we took the opportunity to reduce our exposure to a below-market weight by quarter end. Corporate bond spreads continued to tighten over the quarter, but still offered improved yields versus
                               Treasuries. We trimmed our exposure to higher quality junk bonds, BB-rated, as these performed well. We used the proceeds of these sales to increase our exposure to single B rated bonds.
                               Overall, we maintain an overweight corporate bond position and an underweight Treasury weighting, due primarily to our preference for corporate bonds and our belief that Treasuries, which were still richly valued, would prove relatively risky heading into a rising rate environment.

                               We continued to maintain an overweight position in corporate bonds through year end. This overweight position benefited the Fund as spreads tightened. (The lower the bond quality, the better the performance in 2003.) We also maintained the underweight in Treasuries in the fourth quarter, on the belief that corporates pose better opportunities for yield.

WHAT IS YOUR OUTLOOK?          Looking forward, we expect a continuation of the
                               improving outlook. We believe that the Federal
                               Reserve will likely remain on the sidelines as far as interest rates are concerned, at least through the first half of 2004.

                               We will continue to look for opportunities in corporate bonds, which should perform well in an improving economy. While the strong spread tightening that we witnessed throughout 2003 is unlikely to be repeated in 2004, we believe there are still selective opportunities in corporates.

[CHART]

                      DURATION DIVERSIFICATION (12/31/03)
                             MASSMUTUAL DIVERSIFIED
                                    BOND FUND
                          AVERAGE DURATION=4.42 YEARS

LESS THAN 1 Year    23.3%
1-3 Years           19.0%
3-5 Years           22.9%
5-10 Years          23.7%
10-20 Years         11.1%

[CHART]

                          QUALITY STRUCTURE (12/31/03)
                             MASSMUTUAL DIVERSIFIED
                                    BOND FUND

U.S. Governments Cash Equivalents Aaa/AAA   53.3%
Aa/AA                                        1.7%
A/A                                         10.7%
Baa/BBB                                     18.2%
Ba/BB                                        4.2%
B/B                                          9.7%
CCC                                          2.0%
CC                                           0.2%

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Diversified Bond Fund Class S, Class A, Class Y, Class L and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL DIVERSIFIED BOND FUND
TOTAL RETURN

                                               SINCE INCEPTION
                              ONE YEAR         AVERAGE ANNUAL
                          1/1/03 - 12/31/03   5/3/99 - 12/31/03
Class S                         8.48%               6.59%
Class A                         7.95%               6.11%
Class Y                         8.41%               6.51%
Class L                         8.36%               6.37%
---------------------------------------------------------------
Lehman Brothers
Aggregate
Bond Index                      4.11%               7.16%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S    CLASS A    CLASS Y    CLASS L    LEHMAN BROTHERS AGGREGATE
 5/3/99     $ 10,000   $ 10,000   $ 10,000   $ 10,000         $ 10,000
  12/99     $  9,975   $  9,946   $  9,974   $  9,962         $  9,936
  12/00     $ 10,693   $ 10,623   $ 10,687   $ 10,658         $ 11,091
12/2001     $ 11,453   $ 11,334   $ 11,431   $ 11,391         $ 12,028
12/2002     $ 12,417   $ 12,216   $ 12,380   $ 12,313         $ 13,261
12/2003     $ 13,470   $ 13,187   $ 13,421   $ 13,342         $ 13,806

Hypothetical Investments in MassMutual Diversified Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL DIVERSIFIED BOND FUND TOTAL RETURN

                                               SINCE INCEPTION
                               ONE YEAR        AVERAGE ANNUAL
                          1/1/03 - 12/31/03  12/31/02 - 12/31/03
Class N                         7.65%               7.52%
Class N (CDSC
fees deducted)                  6.65%               6.53%
---------------------------------------------------------------
Lehman Brothers
Aggregate
Bond Index                      4.11%               4.02%

[CHART]

                          CLASS N   CLASS N (CDSC FEES DEDUCTED)    LEHMAN BROTHERS AGGREGATE
12/31/2002               $ 10,000            $ 10,000                      $ 10,000
    6/2003               $ 10,548            $ 10,448                      $ 10,189
   12/2003               $ 10,754            $ 10,654                      $ 10,403


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL DIVERSIFIED BOND FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
EQUITIES -- 0.2%

AUTOMOTIVE & PARTS -- 0.1%
General Motors Corp.
  Series B
  Convertible Preferred                                                  6,250    $       167,187
                                                                                  ---------------
COMMUNICATIONS -- 0.1%
Allstream, Inc. Cl. A
  Voting Shares*                                                            31              1,550
Allstream, Inc. Cl. B
  Limited Voting Shares*                                                 1,719             98,585
                                                                                  ---------------
                                                                                          100,135
                                                                                  ---------------
FINANCIAL SERVICES -- 0.0%
Contifinancial Corp.
  Liquidating Trust                                                    114,845              2,297
                                                                                  ---------------

TOTAL EQUITIES
(COST $472,663)                                                                           269,619
                                                                                  ---------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
BONDS & NOTES -- 82.9%

ASSET BACKED SECURITIES -- 2.2%
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                            $       225,000            226,617
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                                    942,179            919,155
Conseco Finance
  Securitizations Corp.
  Series 2001-1,
  Class A4
  6.210% 07/01/2032                                                    110,000            111,534
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                                    250,000            251,562
MMCA Automobile Trust
  Series 2002-3,
  Class A3
  2.970% 03/15/2007                                                    800,000            799,875
National City Auto
  Receivables Trust
  Series 2002-A, Class A4
  4.830% 08/15/2009                                                    400,000            417,500

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                            $           440    $           453
Oakwood Mortgage
  Investors, Inc.
  Series 2001-C,
  Class A2
  5.920% 09/15/2017                                                    127,068             95,024
Travelers
  Funding Limited
  Series 1A, Class A1+
  6.300% 02/18/2014                                                    430,269            451,783
Vanderbilt Mortgage
  and Finance, Inc.
  Series 2002-C,
  Class A2
  4.230% 02/07/2015                                                    300,000            305,812
                                                                                  ---------------

TOTAL ASSET BACKED
SECURITIES
(COST $3,596,371)                                                                       3,579,315
                                                                                  ---------------

CORPORATE DEBT -- 45.9%
Activant Solutions, Inc.
  10.500% 06/15/2011                                                   475,000            511,219
AEP Industries, Inc.
  9.875% 11/15/2007                                                    325,000            326,625
AES Corp.
  8.875% 02/15/2011                                                     41,000             44,690
AES Corp.+
  8.750% 05/15/2013                                                    175,000            195,562
AES Corp.
  8.875% 11/01/2027                                                    250,000            225,000
AES Corp.+
  9.000% 05/15/2015                                                     55,000             62,150
Ahold Finance USA, Inc.
  6.250% 05/01/2009                                                    225,000            225,562
Airgas, Inc.
  Series MTN
  7.140% 03/08/2004                                                     20,000             20,150
Airgas, Inc.
  Series MTN
  7.750% 09/15/2006                                                    105,000            110,250
Alamosa Delaware, Inc.
  11.000% 07/31/2010                                                   130,000            141,050
Alamosa Holdings,
  Inc. Cl. B
  7.500% 07/31/2013                                                        200             69,000
Albertson's, Inc.
  7.500% 02/15/2011                                                    250,000            286,589
Allied Waste
  North America,
  Inc. Series B
  10.000% 08/01/2009                                           $       200,000    $       216,000
American General
  Finance Corp.
  5.875% 07/14/2006                                                    175,000            188,848
American Greetings Corp.
  6.100% 08/01/2028                                                    110,000            113,300
American Honda
  Finance Corp.+
  3.850% 11/06/2008                                                    200,000            201,385
American Media
  Operation, Inc.
  8.875% 01/15/2011                                                     75,000             81,375
Ametek, Inc.
  7.200% 07/15/2008                                                    550,000            600,875
Anheuser-Busch
  Cos., Inc.
  5.050% 10/15/2016                                                    165,000            163,913
Anheuser-Busch
  Cos., Inc.
  6.500% 02/01/2043                                                    200,000            217,253
AOL Time Warner, Inc.
  5.625% 05/01/2005                                                     50,000             52,340
Aramark Services, Inc.
  7.000% 07/15/2006                                                    200,000            217,568
Aramark Services, Inc.
  8.150% 05/01/2005                                                     55,000             58,859
Archer-Daniels
  Midland Co.
  7.500% 03/15/2027                                                    200,000            240,706
Arrow Electronics, Inc.
  8.700% 10/01/2005                                                     85,000             92,937
Avnet, Inc.
  8.000% 11/15/2006                                                     20,000             21,650
Ball Corp.
  6.875% 12/15/2012                                                    200,000            209,000
Bally Total Fitness
  Holding Corp. Series D
  9.875% 10/15/2007                                                    250,000            227,500
Bausch & Lomb, Inc.
  6.950% 11/15/2007                                                    135,000            147,488
Belo Corp.
  7.125% 06/01/2007                                                    558,000            624,042
Belo Corp.
  7.750% 06/01/2027                                                    100,000            114,257
Boeing Capital Corp.
  5.800% 01/15/2013                                                    150,000            157,320
Boeing Capital Corp.**
  7.100% 09/27/2005                                                     50,000             54,074

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Bombardier
  Capital, Inc.+
  7.500% 08/15/2004                                            $        60,000    $        62,175
Bombardier Recreational
  Products, Inc.+
  8.375% 12/15/2013                                                     50,000             52,250
Bombardier, Inc.+
  6.750% 05/01/2012                                                    200,000            218,500
BP Capital Markets PLC
  2.750% 12/29/2006                                                    700,000            701,095
Brascan Corp.
  7.375% 03/01/2033                                                    125,000            138,640
Briggs & Stratton Corp.
  8.875% 03/15/2011                                                    100,000            117,500
British Telecom PLC
  8.875% 12/15/2030                                                    250,000            326,901
Buckeye Partners LP
  4.625% 07/15/2013                                                    200,000            192,316
Burlington Northern
  Santa Fe Corp.
  6.875% 12/01/2027                                                    170,000            185,768
Cabot Corp.+
  5.250% 09/01/2013                                                    110,000            109,064
Calpine Corp.
  7.750% 04/15/2009                                                     75,000             57,750
Capitol Records, Inc.+
  8.375% 08/15/2009                                                    500,000            525,378
Carolina Power &
  Light Co.
  6.125% 09/15/2033                                                    150,000            154,170
CarrAmerica Realty Corp.
  6.625% 03/01/2005                                                     70,000             73,258
Caterpillar Financial
  Services Corp.
  3.000% 02/15/2007                                                  2,000,000          2,002,928
Cendant Corp.
  6.875% 08/15/2006                                                     75,000             82,286
Cendant Corp.
  7.375% 01/15/2013                                                    150,000            171,945
CenterPoint Energy
  Houston Electric LLC+
  6.850% 06/01/2015                                                    275,000            282,644
CenterPoint Energy, Inc.+
  3.750% 05/15/2023                                                     50,000             53,125
Certegy, Inc.
  4.750% 09/15/2008                                                     50,000             51,259
Charter Communications
  Holdings, Inc.
  10.750% 10/01/2009                                                   600,000            550,500
Chesapeake
  Energy Corp.+
  6.875% 01/15/2016                                                    250,000            257,500
Cincinnati Bell, Inc.+
  8.375% 01/15/2014                                                     50,000             53,750
Cincinnati Milacron, Inc.
  8.375% 03/15/2004                                            $        75,000    $        63,000
Cinergy Corp.
  6.250% 09/01/2004                                                    150,000            153,870
CIT Group, Inc.
  4.125% 02/21/2006                                                    275,000            284,572
CIT Group, Inc.
  7.375% 04/02/2007                                                     75,000             84,712
CNF, Inc.
  8.875% 05/01/2010                                                     85,000             90,856
Collins &
  Aikman Products
  11.500% 04/15/2006                                                   500,000            460,000
Colonial Pipeline Co.+
  7.630% 04/15/2032                                                     65,000             79,541
Comcast Cable
  Communications, Inc.
  6.375% 01/30/2006                                                    140,000            150,717
Comcast Corp.
  5.850% 01/15/2010                                                     50,000             53,386
Comcast Corp.
  6.500% 01/15/2015                                                    160,000            173,603
Comcast Corp.
  7.050% 03/15/2033                                                  1,000,000          1,087,813
Consolidated Natural
  Gas Co. Series C
  6.250% 11/01/2011                                                     75,000             82,848
Constellation Brands, Inc.
  8.000% 02/15/2008                                                    200,000            222,000
Countrywide Home
  Loans, Inc.
  5.500% 02/01/2007                                                    275,000            294,661
Cox Enterprises, Inc.+
  4.375% 05/01/2008                                                    300,000            304,765
Crane Co.
  5.500% 09/15/2013                                                     50,000             51,164
CRH America, Inc.
  6.400% 10/15/2033                                                     75,000             76,705
CSC Holdings, Inc.
  7.625% 04/01/2011                                                    500,000            526,250
CSC Holdings,
  Inc. Series B
  8.125% 08/15/2009                                                    100,000            107,250
CSX Corp.
  6.250% 10/15/2008                                                    250,000            273,984
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                                    100,000             99,319
DaimlerChrysler NA
  Holding Corp.
  6.900% 09/01/2004                                                    150,000            154,736
DaimlerChrysler NA
  Holding Corp.
  7.300% 01/15/2012                                                    100,000            111,345
Dean Foods Co.
  6.625% 05/15/2009                                            $       250,000    $       262,500
Del Monte Corp.
  8.625% 12/15/2012                                                     25,000             27,375
Delta Air Lines, Inc.+
  10.000% 08/15/2008                                                   250,000            214,062
Deutsche Telekom
  International
  Finance BV
  5.250% 07/22/2013                                                     75,000             75,766
Deutsche Telekom
  International
  Finance BV
  8.250% 06/15/2005                                                    200,000            216,951
Dex Media West LLC/Dex
  Media Finance Co.+
  9.875% 08/15/2013                                                    350,000            406,875
Diageo Finance BV
  3.000% 12/15/2006                                                  2,000,000          2,010,462
Dollar Financial
  Group, Inc.+
  9.750% 11/15/2011                                                    200,000            207,000
Dominion Resources, Inc.
  2.800% 02/15/2005                                                    450,000            454,639
Dominion Resources, Inc.
  7.820% 09/15/2004                                                    120,000            125,232
Dominos, Inc.+
  8.250% 07/01/2011                                                    125,000            133,906
DPL, Inc.
  6.875% 09/01/2011                                                    250,000            260,000
DPL, Inc.
  8.250% 03/01/2007                                                    140,000            152,600
Duke Energy Corp.
  1.750% 05/15/2023                                                    100,000            103,250
Duke Energy Field
  Services Corp.**
  7.875% 08/16/2010                                                    255,000            298,747
Echostar DBS Corp.+
  6.375% 10/01/2011                                                    300,000            307,500
Ecolab, Inc.
  6.875% 02/01/2011                                                    135,000            151,430
Electronic Data Systems
  Corp. Series B
  6.000% 08/01/2013                                                     50,000             49,132
Elgin National Industries,
  Inc. Series B
  11.000% 11/01/2007                                                   125,000             77,656
Enbridge Energy
  Partners LP
  4.750% 06/01/2013                                                     75,000             72,441
Entergy Gulf States, Inc.+
  5.250% 08/01/2015                                                    425,000            410,391

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                            $       140,000    $       156,452
Equifax, Inc.
  4.950% 11/01/2007                                                    625,000            653,697
ERAC USA Finance Co.+
  6.800% 02/15/2008                                                    100,000            110,880
Esterline
  Technologies Corp.+
  7.750% 06/15/2013                                                     50,000             53,750
Exelon Generation
  Co. LLC
  6.950% 06/15/2011                                                     75,000             84,225
Fairpoint
  Communications, Inc.
  11.875% 03/01/2010                                                   175,000            203,875
FedEx Corp.
  6.875% 02/15/2006                                                    150,000            161,749
First Industrial LP
  7.600% 05/15/2007                                                    175,000            197,342
Fiserv, Inc.
  4.000% 04/15/2008                                                    100,000             99,529
Flextronics
  International Limited
  6.500% 05/15/2013                                                    250,000            258,750
Ford Motor Co.
  6.375% 02/01/2029                                                    255,000            227,492
Ford Motor Co.
  6.625% 02/15/2028                                                    145,000            133,498
Ford Motor Credit Co.
  5.625% 10/01/2008                                                    575,000            590,290
Ford Motor Credit Co.
  7.000% 10/01/2013                                                    200,000            210,936
Ford Motor Credit Co.
  7.375% 10/28/2009                                                    100,000            109,816
France Telecom SA
  9.750% 03/01/2031                                                     60,000             79,721
Franklin Resources, Inc.
  3.700% 04/15/2008                                                    175,000            174,050
GenCorp, Inc.+
  9.500% 08/15/2013                                                    150,000            155,625
General American
  Transportation Corp.
  8.625% 12/01/2004                                                    140,000            145,818
General Electric
  Capital Corp.
  4.250% 12/01/2010                                                    270,000            268,664
General Electric Co.
  5.000% 02/01/2013                                                    160,000            161,814
General Mills, Inc.
  2.625% 10/24/2006                                                    800,000            795,610
General Motors
  Acceptance Corp.
  6.150% 04/05/2007                                                    400,000            428,704
General Motors Corp.
  7.200% 01/15/2011                                            $       150,000    $       164,923
General Motors Corp.
  8.375% 07/15/2033                                                    120,000            139,298
General Nutrition
  Centers, Inc.+
  8.500% 12/01/2010                                                    275,000            281,875
Georgia Gulf Corp.
  7.625% 11/15/2005                                                    110,000            115,775
Georgia Gulf Corp.+
  7.125% 12/15/2013                                                    175,000            182,000
GFSI, Inc.
  9.625% 03/01/2007                                                    350,000            322,438
Global Crossing
  Holdings Limited
  0.000% 11/15/2009                                                    100,000              9,750
Goodrich (B.F.) Co.
  7.500% 04/15/2008                                                    100,000            113,872
Great Lakes Dredge &
  Dock Corp.+
  7.750% 12/15/2013                                                    100,000            102,875
HCA, Inc.
  6.950% 05/01/2012                                                    250,000            268,053
HCA, Inc.
  7.500% 11/06/2033                                                    200,000            208,557
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                                     50,000             54,658
Hercules, Inc.
  11.125% 11/15/2007                                                    60,000             72,000
Hershey Foods Corp.
  7.200% 08/15/2027                                                    160,000            186,760
Home Depot
  Exchangeable Trust+
  1.000% 02/14/2006                                                    100,000             97,125
Host Marriott LP Series E
  8.375% 02/15/2006                                                    100,000            106,625
Houghton Mifflin Co.
  8.250% 02/01/2011                                                    100,000            107,000
Houghton Mifflin Co.
  9.875% 02/01/2013                                                     50,000             55,000
Household Finance Corp.
  4.125% 12/15/2008                                                    775,000            781,777
Household Finance Corp.
  6.375% 10/15/2011                                                    180,000            198,213
Household Finance Corp.
  6.375% 11/27/2012                                                    170,000            186,499
Humana, Inc.
  7.250% 08/01/2006                                                    100,000            109,262
Huntsman LLC+
  11.625% 10/15/2010                                                   350,000            357,000
Idex Corp.
  6.875% 02/15/2008                                                    135,000            146,003
Imax Corp.+
  9.625% 12/01/2010                                            $       250,000    $       262,813
Inco Limited
  5.700% 10/15/2015                                                    125,000            126,264
Indianapolis
  Power & Light+
  6.300% 07/01/2013                                                    175,000            180,541
Ingersoll-Rand Co.
  5.800% 06/01/2004                                                    150,000            152,669
Insight Midwest
  LP/Insight Capital, Inc.
  9.750% 10/01/2009                                                    125,000            132,188
International Flavors &
  Fragrances, Inc.
  6.450% 05/15/2006                                                    125,000            135,759
International
  Game Technology
  7.875% 05/15/2004                                                    150,000            153,750
International
  Game Technology
  8.375% 05/15/2009                                                     95,000            113,721
International Paper Co.
  5.500% 01/15/2014                                                  1,500,000          1,505,573
Interpool, Inc.
  7.350% 08/01/2007                                                    200,000            192,250
Intrawest Corp.+
  7.500% 10/15/2013                                                    250,000            260,000
Jefferies Group, Inc.
  7.500% 08/15/2007                                                    160,000            179,854
Jefferies Group, Inc.
  7.750% 03/15/2012                                                    275,000            307,638
JL French Automotive
  Casting Series B* ++
  11.500% 06/01/2009                                                    55,000             28,462
JP Morgan Chase & Co.
  3.125% 12/11/2006                                                  1,500,000          1,512,205
Kansas City
  Southern Railway
  9.500% 10/01/2008                                                    125,000            140,313
Kennametal, Inc.
  7.200% 06/15/2012                                                    600,000            636,395
Kern River
  Funding Corp.+
  4.893% 04/30/2018                                                    170,725            169,902
Keystone Automotive
  Operations, Inc.+
  9.750% 11/01/2013                                                    150,000            161,250
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                                    130,000            150,035
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                                    150,000            160,711

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Kinder Morgan Energy
  Partners LP
  7.400% 03/15/2031                                            $       100,000    $       114,214
Koppers, Inc.+
  9.875% 10/15/2013                                                    150,000            165,375
KRATON Polymers
  LLC/Capital Corp.+
  8.125% 01/15/2014                                                     75,000             78,000
The Kroger Co.
  6.750% 04/15/2012                                                    100,000            110,802
The Kroger Co.
  7.650% 04/15/2007                                                    250,000            282,331
Land O' Lakes, Inc.
  8.750% 11/15/2011                                                    150,000            131,250
Land O' Lakes, Inc.+
  9.000% 12/15/2010                                                    250,000            251,875
Lear Corp.
  8.110% 05/15/2009                                                    150,000            176,437
Leucadia National Corp.
  7.750% 08/15/2013                                                    300,000            313,500
Leucadia National Corp.+
  7.000% 08/15/2013                                                    200,000            200,000
Liberty Media Corp.
  3.500% 09/25/2006                                                    555,000            557,773
Liberty Media Corp.
  5.700% 05/15/2013                                                    200,000            202,253
Lockheed Martin Corp.
  8.500% 12/01/2029                                                    110,000            144,141
LodgeNet
  Entertainment Corp.
  9.500% 06/15/2013                                                    100,000            109,500
Lyondell Chemical Co.
  9.500% 12/15/2008                                                    300,000            313,500
Mail-Well, Inc.
  9.625% 03/15/2012                                                    100,000            111,000
Majestic Star Casino
  LLC/Majestic Star
  Casino Capital+
  9.500% 10/15/2010                                                    250,000            256,250
Manitowoc Co., Inc.
  7.125% 11/01/2013                                                     65,000             67,194
Marriott International,
  Inc. Series E
  7.000% 01/15/2008                                                    225,000            250,671
Masco Corp.
  6.750% 03/15/2006                                                    155,000            168,726
Mediacom
  LLC/Mediacom
  Capital Corp.
  8.500% 04/15/2008                                                    350,000            357,000
Merrill Lynch & Co., Inc.
  4.125% 01/15/2009                                                    775,000            783,479
Metaldyne Corp.+
  10.000% 11/01/2013                                                    50,000             50,500
MGM Mirage, Inc.
  6.000% 10/01/2009                                            $       200,000    $       205,500
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                                    640,000            629,200
Miller Brewing Co.+
  5.500% 08/15/2013                                                    125,000            127,705
Millipore Corp.
  7.500% 04/01/2007                                                    500,000            545,000
Mohawk Industries,
  Inc. Series D
  7.200% 04/15/2012                                                    290,000            329,405
MSX International, Inc.
  11.375% 01/15/2008                                                   400,000            220,000
MSX International, Inc.+
  11.000% 10/15/2007                                                   100,000             87,000
National Rural
  Utilities Cooperative
  Finance Corp.
  8.000% 03/01/2032                                                    165,000            205,506
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                                     75,000             72,567
News America, Inc.
  Zero Coupon+
  0.000% 02/28/2021                                                    100,000             56,750
Nextel
  Communications, Inc.
  7.375% 08/01/2015                                                    200,000            215,000
Nextel Partners, Inc.
  8.125% 07/01/2011                                                    200,000            213,000
Nextel Partners, Inc.
  11.000% 03/15/2010                                                   150,000            165,750
Niagara Mohawk Power
  Corp. Series G
  7.750% 10/01/2008                                                    150,000            174,072
Nisource Finance Corp.
  3.200% 11/01/2006                                                    135,000            136,090
Norfolk Southern Corp.
  7.250% 02/15/2031                                                    140,000            158,538
Norske
  Skogindustrier ASA+
  6.125% 10/15/2015                                                    500,000            506,306
Nortel Networks Limited
  6.125% 02/15/2006                                                     55,000             55,687
North American Energy
  Partners, Inc.+
  8.750% 12/01/2011                                                    125,000            131,250
Northwest Airlines Corp.
  7.875% 03/15/2008                                                    250,000            208,125
Nova Chemicals Corp.
  7.000% 05/15/2006                                                    200,000            211,000
NRG Energy, Inc.+
  8.000% 12/15/2013                                                    300,000            315,375
Offshore Logistics, Inc.
  6.125% 06/15/2013                                            $        75,000    $        73,500
Old Evangeline
  Downs LLC
  13.000% 03/01/2010                                                   250,000            268,750
OM Group, Inc.
  9.250% 12/15/2011                                                    200,000            208,000
Packaging Corp.
  of America
  5.750% 08/01/2013                                                    175,000            176,786
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                                     80,000             88,600
Park Place
  Entertainment Corp.
  8.875% 09/15/2008                                                    100,000            113,250
Petroleos
  Mexicanos Series P
  9.500% 09/15/2027                                                    125,000            148,819
Piedmont Natural Gas
  Co. Series E
  6.000% 12/19/2033                                                    175,000            173,084
Pinnacle Foods
  Holding Corp.+
  8.250% 12/01/2013                                                    100,000            103,500
Precision
  Castparts Corp.+
  5.600% 12/15/2013                                                    875,000            880,247
Precision Castparts Corp.
  8.750% 03/15/2005                                                    100,000            105,525
Prestolite Electric, Inc.
  9.625% 02/01/2008                                                    200,000            204,250
Pride Petroleum
  Services, Inc.
  9.375% 05/01/2007                                                     54,000             55,620
Progress Energy, Inc.
  6.550% 03/01/2004                                                     90,000             90,671
PSEG Energy
  Holdings, Inc.
  8.625% 02/15/2008                                                    150,000            163,687
PSEG Power LLC
  5.500% 12/01/2015                                                    200,000            200,283
Public Service Co. of
  Colorado Series 15
  5.500% 04/01/2014                                                    225,000            233,946
Quality Distribution
  LLC/QD Capital Corp.+
  9.000% 11/15/2010                                                     50,000             52,313
Quintiles
  Transnational Corp.+
  10.000% 10/01/2013                                                   350,000            378,000
Qwest Capital
  Funding, Inc.
  7.000% 08/03/2009                                                    250,000            248,125

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Qwest Capital
  Funding, Inc.
  7.750% 02/15/2031                                            $        70,000    $        64,400
Qwest Corp.+
  9.125% 03/15/2012                                                     70,000             80,325
Rayovac Corp.
  8.500% 10/01/2013                                                     50,000             53,000
Raytheon Co.**
  6.500% 07/15/2005                                                    250,000            266,419
Reddy Ice Group, Inc.+
  8.875% 08/01/2011                                                    200,000            212,000
Rent-A-Center, Inc.
  7.500% 05/01/2010                                                    150,000            158,250
Rent-Way, Inc.+
  11.875% 06/15/2010                                                   175,000            195,125
River Rock Entertainment
  Authority+
  9.750% 11/01/2011                                                    125,000            134,375
Rogers Cantel, Inc.
  9.375% 06/01/2008                                                    100,000            104,625
The Rouse Co.
  5.375% 11/26/2013                                                    500,000            497,381
Safeway, Inc.
  2.500% 11/01/2005                                                    450,000            445,642
SCG Holding Corp.
  12.000% 08/01/2009                                                   250,000            268,750
Sealed Air Corp.+
  5.625% 07/15/2013                                                    155,000            158,610
Servicemaster Co.
  8.450% 04/15/2005                                                     61,000             64,405
Ship Finance
  International Limited+
  8.500% 12/15/2013                                                    600,000            594,000
Simon Property
  Group LP
  6.875% 11/15/2006                                                    175,000            194,974
Simon Property
  Group LP
  7.375% 01/20/2006                                                    100,000            109,819
Six Flags, Inc.
  9.750% 04/15/2013                                                    100,000            105,250
Six Flags, Inc.+
  9.625% 06/01/2014                                                    125,000            130,625
SLM Corp.
  5.000% 10/01/2013                                                    600,000            596,179
Sonat, Inc.
  7.625% 07/15/2011                                                    450,000            416,812
Sony Capital Corp.+
  4.950% 11/01/2006                                                     75,000             79,601
SP PowerAssets Limited+
  5.000% 10/22/2013                                                    500,000            502,656
Special Devices, Inc.
  Series B
  11.375% 12/15/2008                                                   400,000            380,000
Sprint Capital Corp.
  6.900% 05/01/2019                                            $       500,000    $       510,769
Sprint Capital Corp.
  7.900% 03/15/2005                                                    125,000            133,159
Sprint Capital Corp.
  8.375% 03/15/2012                                                    130,000            151,814
SPX Corp.
  6.250% 06/15/2011                                                    125,000            128,438
Steelcase, Inc.
  6.375% 11/15/2006                                                    175,000            183,005
Stoneridge, Inc.
  11.500% 05/01/2012                                                   125,000            147,500
SuperValu, Inc.
  7.500% 05/15/2012                                                    100,000            113,595
SuperValu, Inc.**
  7.875% 08/01/2009                                                    250,000            291,611
TD Funding Corp.
  8.375% 07/15/2011                                                     75,000             79,781
Tekni-Plex, Inc.+
  8.750% 11/15/2013                                                    400,000            417,000
Tekni-Plex, Inc. Series B
  12.750% 06/15/2010                                                   310,000            337,900
Telex
  Communications, Inc.+
  11.500% 10/15/2008                                                   375,000            398,437
Tenet Healthcare Corp.
  6.375% 12/01/2011                                                    180,000            172,800
Tenet Healthcare Corp.
  7.375% 02/01/2013                                                    300,000            301,500
Tenneco Automotive Inc.
  10.250% 07/15/2013                                                   125,000            142,187
Tenneco Automotive, Inc.
  11.625% 10/15/2009                                                   400,000            432,000
Textron Financial
  Corp. Series E
  2.690% 10/03/2006                                                    155,000            153,956
The Thomson Corp.
  6.200% 01/05/2012                                                     70,000             76,869
Time Warner
  Companies, Inc.
  7.570% 02/01/2024                                                     65,000             73,506
Timken Co. Series A
  6.750% 08/21/2006                                                    125,000            127,831
Toro Co.
  7.800% 06/15/2027                                                    390,000            429,986
Toyota Motor Credit Corp.
  4.350% 12/15/2010                                                    500,000            506,822
TransAlta Corp.
  5.750% 12/15/2013                                                    500,000            502,497
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class A+
  6.040% 01/31/2018                                                    150,000            154,086
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class B+
  7.144% 07/31/2033                                            $       125,000    $       133,026
Triton PCS, Inc.
  8.500% 06/01/2013                                                    125,000            134,375
TRW Automotive, Inc.
  11.000% 02/15/2013                                                   425,000            500,437
TTX Co.+
  4.500% 12/15/2010                                                  1,000,000            970,698
Tyco International
  Group SA
  6.375% 10/15/2011                                                     30,000             32,063
Tyco International
  Group SA
  6.875% 01/15/2029                                                     75,000             76,875
Tyco International
  Group SA+
  6.000% 11/15/2013                                                    500,000            515,000
Union Pacific Corp.
  6.625% 02/01/2029                                                     75,000             80,866
Unisys Corp.
  7.875% 04/01/2008                                                    125,000            129,531
United Rentals
  North America, Inc.+
  7.750% 11/15/2013                                                    300,000            306,375
United Rentals
  North America, Inc.
  10.750% 04/15/2008                                                   100,000            112,500
USA Interactive
  7.000% 01/15/2013                                                    300,000            330,773
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                                    175,000            205,574
Verizon Virginia, Inc.
  Series A
  4.625% 03/15/2013                                                    610,000            587,909
VF Corp.+
  6.000% 10/15/2033                                                     70,000             69,226
Von Hoffmann Corp.+
  10.250% 03/15/2009                                                    50,000             53,250
Von Hoffmann Press, Inc.
  10.375% 05/15/2007                                                    50,000             50,437
Vought Aircraft
  Industries, Inc.+
  8.000% 07/15/2011                                                    225,000            229,781
The Walt Disney Co.
  6.750% 03/30/2006                                                    150,000            163,147
Washington Mutual, Inc.
  2.400% 11/03/2005                                                    450,000            451,140
Westinghouse Air
  Brake Co.+
  6.875% 07/31/2013                                                    100,000            103,625


    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Weyerhaeuser Co.
  5.500% 03/15/2005                                            $       325,000    $       338,343
The Williams
  Companies, Inc.
  8.125% 03/15/2012                                                    150,000            166,500
The Williams
  Companies, Inc.
  8.625% 06/01/2010                                                    125,000            140,312
Williams Gas Pipelines
  Central, Inc.+
  7.375% 11/15/2006                                                     70,000             76,300
Williams Scotsman, Inc.
  9.875% 06/01/2007                                                    350,000            354,375
WorldCom, Inc.* ++
  6.500% 05/15/2004                                                    175,000             58,625
WorldCom, Inc.* ++
  8.250% 05/15/2031                                                     90,000             30,150
WPP Finance (USA) Corp.
  6.625% 07/15/2005                                                    135,000            140,514
XTO Energy, Inc.
  6.250% 04/15/2013                                                    125,000            131,562
                                                                                  ---------------

TOTAL CORPORATE DEBT
(COST $70,151,832)                                                                     72,721,283
                                                                                  ---------------

MUNICIPAL OBLIGATIONS -- 0.2%
GENERAL OBLIGATIONS
Illinois State
  Taxable Pension
  5.100% 06/01/2033                                                    350,000            321,815
                                                                                  ---------------

TOTAL MUNICIPAL
OBLIGATIONS
(COST $350,000)                                                                           321,815
                                                                                  ---------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 1.6%

COLLATERALIZED MORTGAGE OBLIGATIONS
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A+
  8.000% 08/27/2032                                                     13,609             13,609
GE Capital Commercial
  Mortgage Corp.
  Series 2002-1A,
  Class A1
  5.033% 12/10/2035                                                    265,356            277,421
GMAC Mortgage Corp.
  Loan Trust
  Series 2001-J5,
  Class A7
  6.750% 11/25/2031                                                    234,768            235,258
GSR Mortgage Loan
  Trust Series 2002-8F,
  Class 3AA1
  6.500% 09/25/2032                                            $        41,374    $        41,693
MASTR Asset
  Securitization Trust
  Series 2002-6,
  Class 6A1
  6.500% 10/25/2032                                                     72,852             75,012
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1+
  5.323% 02/18/2034                                                    178,414            185,033
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                                    392,621            397,337
Vendee Mortgage Trust
  Series 1992-1,
  Class 2Z
  7.750% 05/15/2022                                                    107,900            116,180
Washington Mutual, Inc.
  Series 2003-S11,
  Class A1
  5.000% 11/25/2033                                                  1,194,765          1,165,583
                                                                                  ---------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $2,496,266)                                                                       2,507,126
                                                                                  ---------------

SOVEREIGN DEBT OBLIGATIONS -- 0.1%
Chile Government
  International Bond
  5.500% 01/15/2013                                                    100,000            102,850
                                                                                  ---------------

TOTAL SOVEREIGN DEBT
OBLIGATIONS
(COST $99,157)                                                                            102,850
                                                                                  ---------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 8.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 1.1%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
FHLMC
  Series 2178, Class PB
  7.000% 08/15/2029                                                    250,000            267,275
                                                                                  ---------------

PASS-THROUGH SECURITIES -- 0.9%
FHLMC
  5.500% 06/01/2017-
          11/01/2031                                                   444,410            456,066
FHLMC
  6.000% 04/01/2017-
          02/01/2018                                           $       156,500    $       164,434
FHLMC
  6.500% 08/01/2031-
          08/01/2032                                                   529,173            555,426
FHLMC
  7.000% 09/01/2031                                                     54,230             57,471
FHLMC
  7.500% 09/01/2024-
          02/01/2030                                                   253,047            272,431
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                           1,505,828
                                                                                  ---------------

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                                     1,773,103
                                                                                  ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 5.2%
PASS-THROUGH SECURITIES
FNMA
  4.500% 09/01/2018                                                    162,064            162,520
FNMA
  5.000% 03/01/2018-
          09/01/2033                                                 2,300,065          2,297,579
FNMA
  5.500% 03/01/2017-
          02/01/2018                                                   641,538            668,388
FNMA**
  6.000% 03/01/2028-
          11/01/2032                                                 1,868,059          1,936,468
FNMA
  6.420% 11/01/2008                                                    211,512            233,742
FNMA**
  6.500% 07/01/2016-
          11/01/2032                                                 2,687,500          2,819,301
FNMA
  7.500% 04/01/2031-
          06/01/2031                                                   140,257            150,503
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                           8,268,501
                                                                                  ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 2.4%
PASS-THROUGH SECURITIES
GNMA
  5.000% 08/15/2033                                                    841,055            835,208
GNMA
  5.500% 04/15/2033                                                    586,496            597,928
GNMA
  6.000% 03/15/2033                                                    593,957            617,827
GNMA
  6.500% 03/15/2031-
        09/15/2032                                                     946,935          1,000,659

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
GNMA**
  7.000% 10/15/2027-
          08/15/2032                                           $       541,145    $       578,963
GNMA
  8.000% 08/15/2026-
          03/15/2027                                                   100,129            109,775
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                           3,740,360
                                                                                  ---------------
OTHER AGENCIES -- 0.1%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                                    100,000             97,033
                                                                                  ---------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $13,648,400)                                                                     13,878,997
                                                                                  ---------------

U.S. TREASURY OBLIGATIONS -- 24.1%

U.S. TREASURY BONDS -- 16.2%
U.S. Treasury Bond
  3.000% 11/15/2007                                                 14,550,000         14,675,040
U.S. Treasury Bond
  6.125% 08/15/2029                                                  7,970,000          9,033,497
U.S. Treasury Bond**
  7.125% 02/15/2023                                                  1,500,000          1,872,891
                                                                                  ---------------

TOTAL U.S. TREASURY BONDS                                                              25,581,428
                                                                                  ---------------
U.S. TREASURY NOTES -- 7.7%
U.S. Treasury Note
  3.250% 05/31/2004                                                  9,000,000          9,082,969
U.S. Treasury Note
  3.625% 05/15/2013                                                  3,000,000          2,884,688
U.S. Treasury Note
  3.875% 02/15/2013                                                    295,000            288,870
                                                                                  ---------------

TOTAL U.S. TREASURY NOTES                                                              12,256,527
                                                                                  ---------------
U.S. TREASURY STRIPS -- 0.2%
U.S. Treasury Strips
  0.000% 11/15/2021                                                    675,000            256,646
                                                                                  ---------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $37,784,566)                                                                     38,094,601
                                                                                  ---------------

TOTAL BONDS & NOTES
(COST $128,126,592)                                                                   131,205,987
                                                                                  ---------------

TOTAL LONG TERM INVESTMENTS
(COST $128,599,255)                                                                   131,475,606
                                                                                  ---------------

SHORT-TERM INVESTMENTS -- 15.5%

COMMERCIAL PAPER
Countrywide Home
  Loans, Inc.**
  1.030% 01/02/2004                                            $     3,135,000    $     3,134,910
COX
  Communications, Inc.** +
  1.200% 01/14/2004                                                  3,495,000          3,493,486
Dominion
  Resources, Inc.** +
  1.170% 01/12/2004                                                  1,740,000          1,739,378
ITT Industries, Inc.** +
  1.170% 01/09/2004                                                  3,900,000          3,898,986
Kinder Morgan Energy
  Partners LP** +
  1.150% 01/15/2004                                                  3,000,000          2,998,658
Reed Elsevier, Inc.**
  1.180% 01/13/2004                                                  2,000,000          1,999,213
Time Warner, Inc.**
  1.130% 01/05/2004                                                  1,370,000          1,369,828
Union Electric Co.**
  1.100% 01/08/2004                                                  1,370,000          1,369,707
Walt Disney Co.**
  1.120% 01/16/2004                                                    750,000            749,650
Wisconsin Electric
  Power Co.**
  1.080% 01/06/2004                                                  3,800,000          3,799,430
                                                                                  ---------------
                                                                                       24,553,246
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                    24,553,246
                                                                                  ---------------

TOTAL INVESTMENTS -- 98.6%
(COST $153,152,501)***                                                                156,028,852

OTHER ASSETS/
(LIABILITIES) -- 1.4%                                                                   2,294,736
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $   158,323,588
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  *    Non-income producing security.
  ** All or a portion of this security is segregated to cover forward purchase commitments. (NOTE 2).
  ***  Aggregate cost for Federal tax purposes. (NOTE 7).
  + Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $28,448,659 or 18.0% of net assets.
  ++   Security is currently in default.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DIVERSIFIED BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                  DECEMBER 31, 2003
                                                                  -----------------
ASSETS:
    Investments, at value (cost $128,599,255) (NOTE 2)            $     131,475,606
    Short-term investments, at amortized cost (NOTE 2)                   24,553,246
                                                                  -----------------
        Total Investments                                               156,028,852
    Cash                                                                     10,749
    Receivables from:
        Investments sold                                                     96,250
        Fund shares sold                                                    947,916
        Interest and dividends                                            1,482,886
        Settlement of investments purchased on a commitment
          basis (NOTE 2)                                                      3,047
        Foreign taxes withheld                                                  462
                                                                  -----------------
             Total assets                                               158,570,162
                                                                  -----------------

LIABILITIES:
    Payables for:
        Investments purchased                                                95,665
        Fund shares repurchased                                              24,594
        Directors' fees and expenses (NOTE 3)                                 2,765
        Affiliates (NOTE 3):
             Investment management fees                                      62,161
             Administration fees                                             25,959
             Service fees                                                    14,377
             Distribution fees                                                   68
    Accrued expense and other liabilities                                    20,985
                                                                  -----------------
             Total liabilities                                              246,574
                                                                  -----------------
    NET ASSETS                                                    $     158,323,588
                                                                  =================
NET ASSETS CONSIST OF:
    Paid-in capital                                               $     155,656,176
    Distributions in excess of net investment income                        (54,964)
    Accumulated net realized loss on investments and forward
      commitments                                                          (157,022)
    Net unrealized appreciation on investments and forward
      commitments                                                         2,879,398
                                                                  -----------------
                                                                  $     158,323,588
                                                                  =================
NET ASSETS:
    Class A                                                       $      12,221,354
                                                                  =================
    Class L                                                       $      64,281,138
                                                                  =================
    Class Y                                                       $       6,975,455
                                                                  =================
    Class S                                                       $      74,734,622
                                                                  =================
    Class N                                                       $         111,019
                                                                  =================
SHARES OUTSTANDING:
    Class A                                                               1,149,187
                                                                  =================
    Class L                                                               6,086,724
                                                                  =================
    Class Y                                                                 657,536
                                                                  =================
    Class S                                                               7,027,080
                                                                  =================
    Class N                                                                  10,524
                                                                  =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                       $           10.63
                                                                  =================
    Class L                                                       $           10.56
                                                                  =================
    Class Y                                                       $           10.61
                                                                  =================
    Class S                                                       $           10.64
                                                                  =================
    Class N                                                       $           10.55
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                     YEAR ENDED
                                                                  DECEMBER 31, 2003
                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
    Dividends (net of withholding tax of $694)                    $          15,435
    Interest                                                              4,197,494
                                                                  -----------------
             Total investment income                                      4,212,929
                                                                  -----------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                     401,580
    Audit and legal fees                                                     20,298
    Custody fees                                                             19,203
    Trustee reporting                                                         8,196
    Shareholder reporting fees                                                3,563
    Directors' fees (NOTE 3)                                                  1,738
                                                                  -----------------
                                                                            454,578
    Administration fees (NOTE 3):
        Class A                                                              73,550
        Class L                                                              18,653
        Class Y                                                               4,387
        Class S                                                              60,553
        Class N                                                                 391
    Distribution fees (NOTE 3):
        Class N                                                                 262
    Service fees (NOTE 3):
        Class A                                                              56,892
        Class N                                                                 262
                                                                  -----------------
             Total expenses                                                 669,528
                                                                  -----------------
             NET INVESTMENT INCOME                                        3,543,401
                                                                  -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on investment transactions and forward
      commitments                                                         1,224,737
    Net change in unrealized appreciation (depreciation) on
      investments and forward commitments                                 1,870,255
                                                                  -----------------
             NET REALIZED AND UNREALIZED GAIN                             3,094,992
                                                                  -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $       6,638,393
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED           YEAR ENDED
                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                         $       3,543,401    $       2,325,908
    Net realized gain (loss) on investment transactions and
      forward commitments                                                 1,224,737               (8,530)
    Net change in unrealized appreciation (depreciation) on
      investments and forward commitments                                 1,870,255            1,572,282
                                                                  -----------------    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              6,638,393            3,889,660
                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                                (206,037)            (711,439)
    Class L                                                              (1,712,409)            (134,405)
    Class Y                                                                (188,635)             (61,252)
    Class S                                                              (1,941,978)          (1,566,360)
    Class N                                                                  (2,149)                   -
                                                                  -----------------    -----------------
        TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                   (4,051,208)          (2,473,456)
                                                                  -----------------    -----------------
    From net realized gains:
    Class A                                                                 (31,237)                   -
    Class L                                                                (161,727)                   -
    Class Y                                                                 (18,000)                   -
    Class S                                                                (185,723)                   -
    Class N                                                                    (283)                   -
                                                                  -----------------    -----------------
        TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        (396,970)                   -
                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                              (7,740,605)          14,040,932
    Class L                                                              65,061,345           (3,543,048)
    Class Y                                                               2,975,065            3,647,815
    Class S                                                              33,572,471            9,109,988
    Class N                                                                   4,831              101,000*
                                                                  -----------------    -----------------
        INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS          93,873,107           23,356,687
                                                                  -----------------    -----------------
    TOTAL INCREASE IN NET ASSETS                                         96,063,322           24,772,891

NET ASSETS:
    Beginning of year                                                    62,260,266           37,487,375
                                                                  -----------------    -----------------
    End of year (including distributions in excess of net
      investment income of $54,964 and $39,007, respectively)     $     158,323,588    $      62,260,266
                                                                  =================    =================

  * CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DIVERSIFIED BOND FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      CLASS A
                                                                                      -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00       12/31/99^
                                                     ----------      ----------      -----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.04      $     9.69      $      9.57      $     9.56      $    10.00
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.44***         0.46***          0.57***         0.62***         0.39***
  Net realized and unrealized gain (loss) on
    investments                                            0.36            0.29             0.08            0.02           (0.44)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income (loss) from investment
         operations                                        0.80            0.75             0.65            0.64           (0.05)
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.18)          (0.40)           (0.53)          (0.63)          (0.39)
  Tax return of capital                                       -               -                -           (0.00)+             -
  From net realized gains                                 (0.03)              -                -               -               -
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.21)          (0.40)           (0.53)          (0.63)          (0.39)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    10.63      $    10.04      $      9.69      $     9.57      $     9.56
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            7.95%           7.78%            6.69%           6.81%          (0.54)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   12,221      $   18,401      $     4,094      $      312      $      100
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 1.14%           1.16%            1.11%           1.12%           1.19%*
     After expense waiver#                                  N/A            1.15%            1.09%           1.11%            N/A
  Net investment income to average daily net assets        4.17%           4.61%            5.70%           6.27%           5.92%*
  Portfolio turnover rate                                   105%             76%              62%             15%             32%**

                                                                                      CLASS L
                                                                                      -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00       12/31/99^
                                                     ----------      ----------      -----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.10      $     9.66      $      9.57      $     9.56      $    10.00
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.43***         0.51***          0.58***         0.64***         0.41***
  Net realized and unrealized gain (loss) on
    investments                                            0.35            0.33             0.07            0.03           (0.45)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income (loss) from investment
         operations                                        0.78            0.84             0.65            0.67           (0.04)
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.29)          (0.40)           (0.56)          (0.66)          (0.40)
  Tax return of capital                                       -               -                -           (0.00)+             -
  From net realized gains                                 (0.03)              -                -               -               -
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.32)          (0.40)           (0.56)          (0.66)          (0.40)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    10.56      $    10.10      $      9.66      $     9.57      $     9.56
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            8.36%           8.09%            6.87%           6.99%          (0.38)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   64,281      $      632      $     4,026      $      283      $      101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.90%           0.90%            0.86%           0.88%           0.94%*
     After expense waiver#                                  N/A            0.90%            0.84%           0.88%            N/A
  Net investment income to average daily net assets        3.99%           5.17%            5.75%           6.53%           6.17%*
  Portfolio turnover rate                                   105%             76%              62%             15%             32%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.07%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00        12/31/99^
                                                     ----------      ----------      -----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.07      $     9.70      $      9.58      $     9.56      $    10.00
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.47***         0.50***          0.61***         0.65***         0.42***
  Net realized and unrealized gain (loss) on
    investments                                            0.39            0.30             0.06            0.02           (0.45)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income (loss) from investment
         operations                                        0.86            0.80             0.67            0.67           (0.03)
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.29)          (0.43)           (0.55)          (0.65)          (0.41)
  Tax return of capital                                       -               -                -           (0.00)+             -
  From net realized gains                                 (0.03)              -                -               -               -
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.32)          (0.43)           (0.55)          (0.65)          (0.41)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    10.61      $    10.07      $      9.70      $     9.58      $     9.56
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            8.41%           8.30%            6.96%           7.15%          (0.26)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $    6,975      $    3,979      $       313      $      231      $      146
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.74%           0.75%            0.71%           0.73%           0.80%*
     After expense waiver#                                  N/A            0.74%            0.69%           0.72%            N/A
  Net investment income to average daily net assets        4.44%           4.99%            6.10%           6.64%           6.35%*
  Portfolio turnover rate                                   105%             76%              62%             15%             32%**

                                                                                       CLASS S
                                                                                       -------
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                      12/31/03        12/31/02       12/31/01(b)       12/31/00       12/31/99^
                                                     ----------      ----------      -----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    10.10      $     9.71      $      9.59      $     9.56      $    10.00
                                                     ----------      ----------      -----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.48***         0.53***          0.61***         0.66***         0.42***
  Net realized and unrealized gain (loss) on
    investments                                            0.38            0.29             0.07            0.03           (0.44)
                                                     ----------      ----------      -----------      ----------      ----------
       Total income (loss) from investment
         operations                                        0.86            0.82             0.68            0.69           (0.02)
                                                     ----------      ----------      -----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.29)          (0.43)           (0.56)          (0.66)          (0.42)
  Tax return of capital                                       -               -                -           (0.00)+             -
  From net realized gains                                 (0.03)              -                -               -               -
                                                     ----------      ----------      -----------      ----------      ----------
       Total distributions                                (0.32)          (0.43)           (0.56)          (0.66)          (0.42)
                                                     ----------      ----------      -----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $    10.64      $    10.10      $      9.71      $     9.59      $     9.56
                                                     ==========      ==========      ===========      ==========      ==========
TOTAL RETURN(a)                                            8.48%           8.41%            7.11%           7.19%          (0.25)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   74,735      $   39,147      $    29,054      $   26,790      $   24,975
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.69%           0.70%            0.66%           0.69%           0.74%*
     After expense waiver#                                  N/A            0.70%            0.64%           0.68%            N/A
  Net investment income to average daily net assets        4.57%           5.31%            6.13%           6.71%           6.33%*
  Portfolio turnover rate                                   105%             76%              62%             15%             32%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.07%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                         CLASS N
                                                                         -------
                                                               YEAR ENDED        PERIOD ENDED
                                                                12/31/03          12/31/02^^
                                                               ----------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    10.02        $       10.03
                                                               ----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.40***              0.00***+
  Net realized and unrealized gain (loss) on investments             0.37                (0.01)
                                                               ----------        -------------
       Total income (loss) from investment operations                0.77                (0.01)
                                                               ----------        -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (0.21)                   -
  From net realized gains                                           (0.03)                   -
                                                               ----------        -------------
       Total distributions                                          (0.24)                   -
                                                               ----------        -------------
NET ASSET VALUE, END OF PERIOD                                 $    10.55        $       10.02
                                                               ==========        =============
TOTAL RETURN(a)                                                      7.65%(b)                -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $      111        $         101
  Net expenses to average daily net assets                           1.44%                   -@
  Net investment income to average daily net assets                  3.86%                   -@
  Portfolio turnover rate                                             105%                  76%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    Amounts are de minimis due to the short period of operations.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDED CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve as high a
OBJECTIVE OF THE               level of total rate of return over an extended
MASSMUTUAL BALANCED            period of time that is consistent with prudent
FUND?                          investment risk and the preservation of capital -
                               by investing in a diversified portfolio of equity securities, fixed-income securities and money market instruments.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 18.30%, lagging
                               the 19.94% return of the Lipper Balanced Fund
                               Index, an unmanaged index of stock and bond portfolios.

WHAT WAS THE INVESTMENT        The equity market rally that began in March 2003
BACKGROUND DURING THE          continued in the third quarter, fueled by
PERIOD?                        positive corporate earnings reports and largely
                               favorable economic indicators. As has been the case for much of 2003, the third quarter saw investors continuing to embrace market risk, small-cap stocks and growth investing. This resulted in an environment in which small caps continued to outperform large caps by a wide margin and economically sensitive sectors outpaced sectors associated with low risk in almost all equity market indexes. This trend continued into the fourth quarter. For the full year, small-cap stocks led the U.S. equity market, outperforming large caps by approximately
                               20%. During 2003, investments in higher-risk stocks with exposure to the economic cycle generated the highest returns in all investment styles, most notably in the small-cap space.

WHAT ASSET ALLOCATION          In the beginning of the fourth quarter, we moved
DECISIONS WERE MADE?           to an overweight position in equities, where we
                               remained at year-end. This position added value, as equity markets continued to advance. For the full year, our asset allocation moves were highly favorable.

HOW DID THE FUND'S STOCK       The Fund's stock portfolios kept pace with their
SELECTION MODEL OPERATE        respective benchmarks, the Russell 1000 Index and
DURING THE PERIOD?             S&P 500 Index, during the third quarter, but
                               failed to add value above index returns. This resulted from the persistent market trend of favoring high-risk stocks - characterized by generally volatile earnings, poor balance sheets, low stock prices and high debt levels - over quality companies. Repeating this trend in the fourth quarter, the stock portfolios once again failed to generate value, as the key to outperformance was still to employ an investment strategy that favored increased exposure to economic growth factors and higher-risk, low priced issues.

HOW DID THE BOND               The Fund's bond portfolio for full-year 2003
PORTFOLIO PERFORM?             remained strong relative to the Lehman Brothers
                               Aggregate Bond Index. During the beginning of the third quarter, we were buyers of higher coupon mortgages, as they became attractive when they fell out of favor in the market. As the quarter progressed and interest rate volatility continued, these mortgages came back into favor and we cashed in our gains, reducing our exposure to a near market weight by quarter-end. Corporate bond spreads continued to tighten over the quarter, but still offer improved yields versus
                               Treasuries. Our overweight position in corporate bonds added significant value throughout much of the year. We will continue to look for opportunities in corporate bonds, which we expect to perform well in an improving economy. While the strong spread tightening realized throughout
                               2003 is unlikely to be repeated in 2004, we believe there still will be selective opportunities to add value from this sector.

WHAT IS YOUR OUTLOOK?          Financial markets currently have tremendous
                               momentum and, until they are impacted by another force, such as rising bond yields, will likely remain on their current path. In 2004, interest rates could be the big story. If they do not go up much, 2004 could be a big "up" year for financial markets. If they rise sharply, the opposite could be true.

[CHART]

                            MASSMUTUAL BALANCED FUND
                                ASSET ALLOCATION
                         (% OF INVESTMENTS) ON 12/31/03

Common Stocks              59.9%
Bonds                      25.4%
Short-term Issues          14.7%

                            MASSMUTUAL BALANCED FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

General Electric Co.
Microsoft Corp.
Citigroup, Inc.
Intel Corp.
Pfizer, Inc.
Exxon Mobil Corp.
Wal-Mart Stores, Inc.
Cisco Systems, Inc.
International Business Machines Corp.
Bank of America Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Balanced Fund Class S, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                             FIVE YEAR         SINCE INCEPTION
                         ONE YEAR         AVERAGE ANNUAL        AVERAGE ANNUAL
                     1/1/03 - 12/31/03   1/1/99 - 12/31/03    10/3/94 - 12/31/03
Class S                   18.30%              -0.64%                 6.50%
--------------------------------------------------------------------------------
Lipper Balanced
Fund Index                19.94%               2.95%                 9.04%
Lehman Brothers
Aggregate
Bond Index                 4.11%               6.62%                 7.92%
S&P 500 Index             28.67%              -0.57%                11.85%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS S     LIPPER BALANCED   LEHMAN BROS. AGGREGATE    S&P 500 INDEX
10/3/94    $   10,000      $  10,000          $     10,000          $     10,000
  12/94    $   10,027      $   9,877          $     10,038          $      9,999
  12/95    $   12,164      $  12,306          $     11,892          $     13,756
  12/96    $   13,725      $  13,906          $     12,324          $     16,913
  12/97    $   16,294      $  16,694          $     13,514          $     22,553
  12/98    $   18,494      $  19,260          $     14,688          $     28,998
  12/99    $   18,202      $  20,989          $     14,567          $     35,099
  12/00    $   18,201      $  21,490          $     16,261          $     31,906
12/2001    $   17,096      $  20,795          $     17,634          $     28,117
12/2002    $   15,136      $  18,572          $     19,443          $     21,897
12/2003    $   17,906      $  22,275          $     20,241          $     28,175

Hypothetical Investments in MassMutual Balanced Fund Class A, Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                             FIVE YEAR         SINCE INCEPTION
                         ONE YEAR         AVERAGE ANNUAL        AVERAGE ANNUAL
                     1/1/03 - 12/31/03   1/1/99 - 12/31/03    1/1/98 - 12/31/03
Class A                   17.52%              -1.22%                0.99%
Class Y                   18.02%              -0.84%                1.38%
--------------------------------------------------------------------------------
Lipper Balanced
Fund Index                19.94%               2.95%                4.92%
Lehman Brothers
Aggregate
Bond Index                 4.11%               6.62%                6.97%
S&P 500 Index             28.67%              -0.57%                3.79%

[CHART]

            CLASS A      CLASS Y    LIPPER BALANCED   LEHMAN BROS. AGGREGATE   S&P 500 INDEX
 1/1/98    $   10,000   $  10,000     $    10,000          $     10,000         $    10,000
  12/98    $   11,278   $  11,323     $    11,537          $     10,869         $    12,858
  12/99    $   11,033   $  11,123     $    12,572          $     10,779         $    15,563
  12/00    $   10,969   $  11,098     $    12,873          $     12,033         $    14,147
12/2001    $   10,255   $  10,411     $    12,456          $     13,049         $    12,467
12/2002    $    9,026   $   9,200     $    11,125          $     14,387         $     9,713
12/2003    $   10,608   $  10,857     $    13,343          $     14,978         $    12,497

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE S&P 500 INDEX ARE UNMANAGED AND DO NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A  $10,000 INVESTMENT

Hypothetical Investments in MassMutual Balanced Fund Class L, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                          SINCE INCEPTION
                         ONE YEAR          AVERAGE ANNUAL
                     1/1/03 - 12/31/03   5/3/99 - 12/31/03
Class L                   17.77%              -1.64%
----------------------------------------------------------
Lipper Balanced
Fund Index                19.94%               2.11%
Lehman Brothers
Aggregate Bond Index       4.11%               7.16%
S&P 500 Index             28.67%              -2.43%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS L     LIPPER BALANCED   LEHMAN BROS. AGGREGATE    S&P 500 INDEX
 5/3/99    $   10,000     $    10,000          $    10,000            $  10,000
  12/99    $    9,531     $    10,385          $     9,936            $  11,100
  12/00    $    9,498     $    10,634          $    11,091            $  10,090
12/2001    $    8,899     $    10,290          $    12,028            $   8,892
12/2002    $    7,860     $     9,190          $    13,261            $   6,928
12/2003    $    9,256     $    11,022          $    13,806            $   8,913

Hypothetical Investments in MassMutual Balanced Fund Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                           SINCE INCEPTION
                         ONE YEAR           AVERAGE ANNUAL
                     1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                   17.22%                17.17%
Class N (CDSC fees
  deducted)               16.22%                16.17%
------------------------------------------------------------
Lipper Balanced
Fund Index                19.94%                19.94%
Lehman Brothers
Aggregate Bond Index       4.11%                 4.02%
S&P 500 Index             28.67%                28.74%

[CHART]

              CLASS N      CLASS N (CDSC FEES DEDUCTED)   LIPPER BALANCED   LEHMAN BROS. AGGREGATE  S&P 500 INDEX
12/31/2002   $   10,000            $      10,000           $      10,000        $      10,000        $   10,000
    6/2003   $   10,786            $      10,686           $      10,438        $      10,189        $   10,569
   12/2003   $   11,722            $      11,622           $      12,000        $      10,403        $   12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE S&P 500 INDEX ARE UNMANAGED AND DO NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL BALANCED FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
EQUITIES -- 63.1%

ADVERTISING -- 0.1%
Monster Worldwide, Inc.*                                                 2,100    $        46,116
Omnicom Group, Inc.                                                      2,700            235,791
                                                                                  ---------------
                                                                                          281,907
                                                                                  ---------------
AEROSPACE & DEFENSE -- 1.2%
Boeing Co.                                                              20,800            876,512
General Dynamics Corp.                                                   3,800            343,482
Goodrich Corp.                                                          18,500            549,265
Honeywell
  International, Inc.                                                   16,250            543,237
Lockheed Martin Corp.                                                    1,900             97,660
Northrop Grumman Corp.                                                   3,200            305,920
Raytheon Co.                                                               800             24,032
Rockwell Collins, Inc.                                                   3,200             96,096
United Technologies Corp.                                                8,100            767,637
                                                                                  ---------------
                                                                                        3,603,841
                                                                                  ---------------
AIR TRANSPORTATION -- 0.1%
Delta Air Lines, Inc.                                                    2,400             28,344
Southwest Airlines Co.                                                  14,900            240,486
                                                                                  ---------------
                                                                                          268,830
                                                                                  ---------------
APPAREL, TEXTILES & SHOES -- 0.4%
The Gap, Inc.                                                           15,900            369,039
Jones Apparel Group, Inc.                                                2,400             84,552
Limited Brands                                                           9,800            176,694
Liz Claiborne, Inc.                                                      2,300             81,558
Nike, Inc. Cl. B                                                         5,200            355,992
Nordstrom, Inc.                                                          2,800             96,040
Reebok
  International Limited                                                  1,276             50,172
VF Corp.                                                                 2,000             86,480
                                                                                  ---------------
                                                                                        1,300,527
                                                                                  ---------------
AUTOMOTIVE & PARTS -- 0.7%
AutoNation, Inc.*                                                       26,400            484,968
Delphi Corp.                                                            10,100            103,121
Ford Motor Co.                                                          38,118            609,888
General Motors Corp.                                                    10,400            555,360
Paccar, Inc.                                                             2,250            191,520
                                                                                  ---------------
                                                                                        1,944,857
                                                                                  ---------------
BANKING, SAVINGS & LOANS -- 8.0%
AmSouth Bancorp                                                          6,100            149,450
Bank of America Corp.                                                   35,600          2,863,308
Bank One Corp.                                                          19,400            884,446
BB&T Corp.                                                               2,700            104,328
Capital One Financial Corp.                                              4,100            251,289
Charter One Financial, Inc.                                              4,382            151,398
Citigroup, Inc.                                                        105,048          5,099,030
Comerica, Inc.                                                           3,000    $       168,180
Fannie Mae                                                              26,600          1,996,596
Fifth Third Bancorp                                                      2,300            135,930
First Tennessee
  National Corp.                                                         2,200             97,020
FleetBoston Financial Corp.                                             18,100            790,065
Freddie Mac                                                             20,900          1,218,888
Golden West Financial Corp.                                              3,700            381,803
J.P. Morgan Chase & Co.                                                 54,728          2,010,159
KeyCorp                                                                  4,600            134,872
Marshall and Ilsley Corp.                                                4,100            156,825
Mellon Financial Corp.                                                   4,600            147,706
National City Corp.                                                     10,800            366,552
North Fork
  Bancorporation, Inc.                                                   1,600             64,752
Northern Trust Corp.                                                     3,800            176,396
Providian Financial Corp.*                                               5,300             61,692
Regions Financial Corp.                                                  4,200            156,240
SLM Corp.                                                                8,000            301,440
SouthTrust Corp.                                                         6,800            222,564
State Street Corp.                                                       6,200            322,896
SunTrust Banks, Inc.                                                     1,000             71,500
Synovus Financial Corp.                                                    100              2,892
U.S. Bancorp                                                            35,000          1,042,300
Union Planters Corp.                                                       350             11,022
Wachovia Corp.                                                          35,000          1,630,650
Washington Mutual, Inc.                                                 16,300            653,956
Wells Fargo & Co.                                                       20,000          1,177,800
Zions Bancorp                                                            1,700            104,261
                                                                                  ---------------
                                                                                       23,108,206
                                                                                  ---------------
BEVERAGES -- 1.5%
Anheuser-Busch
  Companies, Inc.                                                       10,600            558,408
The Coca-Cola Co.                                                       44,200          2,243,150
Coca-Cola Enterprises, Inc.                                              9,300            203,391
Coors (Adolph) Co. Cl. B                                                   800             44,880
The Pepsi Bottling
  Group, Inc.                                                            3,700             89,466
PepsiCo, Inc.                                                           25,030          1,166,899
                                                                                  ---------------
                                                                                        4,306,194
                                                                                  ---------------
BROADCASTING, PUBLISHING & PRINTING -- 1.6%
American
  Greetings Corp. Cl. A*                                                 1,400             30,618
Comcast Corp. Cl. A*                                                    17,703            581,898
Dow Jones & Co., Inc.                                                   12,000            598,200
Gannett Co., Inc.                                                        3,300            294,228
Knight Ridder, Inc.                                                      1,800            139,266
The McGraw-Hill
  Companies, Inc.                                                        3,000            209,760
Meredith Corp.                                                           1,000    $        48,810
New York Times Co. Cl. A                                                 2,800            133,812
Time Warner, Inc.*                                                      87,561          1,575,222
Tribune Co.                                                                600             30,960
Univision Communications,
  Inc. Cl. A*                                                            6,200            246,078
Viacom, Inc. Cl. B                                                      16,400            727,832
                                                                                  ---------------
                                                                                        4,616,684
                                                                                  ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.3%
Louisiana-Pacific Corp.*                                                16,100            287,868
Masco Corp.                                                              9,200            252,172
Vulcan Materials Co.                                                     9,700            461,429
                                                                                  ---------------
                                                                                        1,001,469
                                                                                  ---------------
CHEMICALS -- 0.7%
Air Products &
  Chemicals, Inc.                                                          200             10,566
Dow Chemical Co.                                                        17,200            715,004
Du Pont (E.I.) de
  Nemours & Co.                                                          6,100            279,929
Engelhard Corp.                                                          1,500             44,925
Hercules, Inc.*                                                          2,100             25,620
International Flavors &
  Fragrances, Inc.                                                         100              3,492
Monsanto Co.                                                            17,800            512,284
PPG Industries, Inc.                                                     3,400            217,668
Praxair, Inc.                                                              400             15,280
Rohm & Haas Co.                                                          3,900            166,569
                                                                                  ---------------
                                                                                        1,991,337
                                                                                  ---------------
COMMERCIAL SERVICES -- 1.3%
Allied Waste
  Industries, Inc.*                                                      2,900             40,252
Apollo Group, Inc. Cl. A*                                                3,300            224,400
Block (H&R), Inc.                                                        8,500            470,645
Cendant Corp.*                                                          31,500            701,505
Concord EFS, Inc.*                                                       8,800            130,592
Convergys Corp.*                                                        27,200            474,912
Donnelley (R.R.) &
  Sons Co.                                                               1,800             54,270
Ecolab, Inc.                                                               200              5,474
Equifax, Inc.                                                            2,800             68,600
Fluor Corp.                                                              8,900            352,796
Moody's Corp.                                                            6,800            411,740
Paychex, Inc.                                                            9,100            338,520
PerkinElmer, Inc.                                                       11,300            192,891
Quest Diagnostics, Inc.*                                                 1,900            138,909
Ryder System, Inc.                                                       1,200             40,980
                                                                                  ---------------
                                                                                        3,646,486
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
COMMUNICATIONS -- 1.3%
ADC
  Telecommunications, Inc.*                                             14,100    $        41,877
Andrew Corp.*                                                            2,800             32,228
Avaya, Inc.*                                                            10,500            135,870
Citizens
  Communications Co.*                                                    5,000             62,100
Lucent Technologies, Inc.*                                              67,200            190,848
Network Appliance, Inc.*                                                 6,200            127,286
Nextel Communications,
  Inc. Cl. A*                                                           19,000            533,140
Qualcomm, Inc.                                                          14,200            765,806
SBC Communications, Inc.                                                59,559          1,552,703
Scientific-Atlanta, Inc.                                                 8,500            232,050
Tellabs, Inc.*                                                           7,400             62,382
                                                                                  ---------------
                                                                                        3,736,290
                                                                                  ---------------
COMMUNICATIONS EQUIPMENT -- 0.2%
Motorola, Inc.                                                          49,700            699,279
                                                                                  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.1%
Autodesk, Inc.                                                           2,400             58,992
Computer Sciences Corp.*                                                 3,300            145,959
Teradyne, Inc.*                                                          3,100             78,895
Unisys Corp.*                                                            6,300             93,555
                                                                                  ---------------
                                                                                          377,401
                                                                                  ---------------
COMPUTERS & INFORMATION -- 2.4%
Apple Computer, Inc.*                                                    7,000            149,590
Cisco Systems, Inc.*                                                   125,804          3,055,779
Comverse Technology, Inc.*                                               2,800             49,252
Dell, Inc.*                                                             58,800          1,996,848
EMC Corp.*                                                              47,000            607,240
Gateway, Inc.*                                                           5,900             27,140
International Game
  Technology                                                             6,700            239,190
Jabil Circuit, Inc.*                                                     3,800            107,540
Lexmark International, Inc.*                                             5,200            408,928
Solectron Corp.*                                                        27,300            161,343
Symbol Technologies, Inc.                                                3,600             60,804
                                                                                  ---------------
                                                                                        6,863,654
                                                                                  ---------------
COMPUTERS & OFFICE EQUIPMENT -- 1.6%
Electronic Data
  Systems Corp.                                                          8,500            208,590
Hewlett-Packard Co.                                                     54,657          1,255,471
International Business
  Machines Corp.                                                        31,000          2,873,080
Pitney Bowes, Inc.                                                       4,300            174,666
                                                                                  ---------------
                                                                                        4,511,807
                                                                                  ---------------
CONTAINERS -- 0.2%
Ball Corp.                                                               1,200             71,484
Pactiv Corp.*                                                            3,700             88,430
Sealed Air Corp.*                                                        4,000            216,560
Temple-Inland, Inc.                                                      4,000    $       250,680
                                                                                  ---------------
                                                                                          627,154
                                                                                  ---------------
COSMETICS & PERSONAL CARE -- 1.4%
Alberto-Culver Co. Cl. B                                                 1,200             75,696
Avon Products, Inc.                                                      4,400            296,956
Colgate-Palmolive Co.                                                    5,300            265,265
The Gillette Co.                                                        18,400            675,832
Kimberly-Clark Corp.                                                     9,100            537,719
The Procter & Gamble Co.                                                23,404          2,337,592
                                                                                  ---------------
                                                                                        4,189,060
                                                                                  ---------------
DATA PROCESSING & PREPARATION -- 0.5%
Automatic Data
  Processing, Inc.                                                      10,700            423,827
Deluxe Corp.                                                             5,200            214,916
First Data Corp.                                                         7,400            304,066
Fiserv, Inc.*                                                            3,600            142,236
IMS Health, Inc.                                                         4,500            111,870
NCR Corp.*                                                               5,500            213,400
                                                                                  ---------------
                                                                                        1,410,315
                                                                                  ---------------
ELECTRIC UTILITIES -- 1.6%
AES Corp.*                                                               6,600             62,304
Ameren Corp.                                                             1,900             87,400
American Electric
  Power Co.                                                              4,800            146,448
CenterPoint Energy, Inc.                                                13,900            134,691
Cinergy Corp.                                                            2,000             77,620
Consolidated Edison, Inc.                                                1,400             60,214
Constellation Energy
  Group, Inc.                                                            3,200            125,312
Dominion Resources, Inc.                                                 4,000            255,320
DTE Energy Co.                                                           3,000            118,200
Duke Energy Corp.                                                        9,600            196,320
Edison International*                                                   28,700            629,391
Entergy Corp.                                                            4,300            245,659
Exelon Corp.                                                             8,400            557,424
FirstEnergy Corp.                                                        2,000             70,400
FPL Group, Inc.                                                          3,200            209,344
NiSource, Inc.                                                           4,600            100,924
PG&E Corp.*                                                              7,200            199,944
Pinnacle West Capital Corp.                                              1,000             40,020
PPL Corp.                                                                3,200            140,000
Progress Energy, Inc.                                                    2,700            122,202
Public Service Enterprise
  Group, Inc.                                                            4,300            188,340
Southern Co.                                                            18,900            571,725
Teco Energy, Inc.                                                        3,300             47,553
TXU Corp.                                                                5,800            137,576
                                                                                  ---------------
                                                                                        4,524,331
                                                                                  ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 4.9%
Advanced Micro
  Devices, Inc.*                                                         9,700            144,530
Altera Corp.*                                                            6,900    $       156,630
American Power
  Conversion Corp.                                                       3,100             75,795
Analog Devices, Inc.                                                     6,500            296,725
Applied Micro
  Circuits Corp.*                                                        5,900             35,282
Broadcom Corp. Cl. A*                                                    5,400            184,086
Emerson Electric Co.                                                     7,500            485,625
General Electric Co.                                                   179,500          5,560,910
Intel Corp.                                                            135,900          4,375,980
JDS Uniphase Corp.*                                                     16,600             60,590
Johnson Controls, Inc.                                                   1,900            220,628
Kla-Tencor Corp.*                                                        1,600             93,872
Linear Technology Corp.                                                  5,900            248,213
LSI Logic Corp.*                                                         6,200             54,994
Maxim Integrated
  Products, Inc.                                                         5,800            288,840
Micron Technology, Inc.*                                                10,900            146,823
Molex, Inc.                                                              3,700            129,093
National
  Semiconductor Corp.*                                                   3,500            137,935
Novellus Systems, Inc.*                                                  1,600             67,280
PMC-Sierra, Inc.*                                                        3,100             62,465
Qlogic Corp.*                                                            1,500             77,400
Rockwell Automation, Inc.                                                3,800            135,280
Sanmina-SCI Corp.*                                                      10,600            133,666
Texas Instruments, Inc.                                                 31,000            910,780
Xilinx, Inc.*                                                            6,100            236,314
                                                                                  ---------------
                                                                                       14,319,736
                                                                                  ---------------
ENERGY -- 4.2%
Amerada Hess Corp.                                                       1,500             79,755
Anadarko Petroleum Corp.                                                 4,400            224,444
Apache Corp.                                                             2,619            212,401
Burlington Resources, Inc.                                               3,900            215,982
ChevronTexaco Corp.                                                     26,194          2,262,900
ConocoPhillips                                                          22,553          1,478,800
Devon Energy Corp.                                                       8,500            486,710
EOG Resources, Inc.                                                      1,900             87,723
Exxon Mobil Corp.                                                      102,738          4,212,258
Halliburton Co.                                                         10,800            280,800
Kerr-McGee Corp.                                                           100              4,649
KeySpan Corp.                                                            1,800             66,240
Kinder Morgan, Inc.                                                      2,300            135,930
Marathon Oil Corp.                                                       5,800            191,922
Nabors Industries Limited*                                               2,700            112,050
Nicor, Inc.                                                                800             27,232
Noble Corp.*                                                             3,300            118,074
Occidental Petroleum Corp.                                               6,300            266,112
Peoples Energy Corp.                                                       700             29,428
Schlumberger Limited                                                    14,400            787,968
Sempra Energy                                                            8,000            240,480
Sunoco, Inc.                                                             4,800            245,520
Unocal Corp.                                                               800             29,464

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
The Williams
  Companies, Inc.                                                       12,900    $       126,678
Xcel Energy, Inc.                                                        7,000            118,860
                                                                                  ---------------
                                                                                       12,042,380
                                                                                  ---------------
ENTERTAINMENT & LEISURE -- 0.4%
Brunswick Corp.                                                          1,400             44,562
Harrah's Entertainment, Inc.                                             1,300             64,701
The Walt Disney Co.                                                     39,600            923,868
                                                                                  ---------------
                                                                                        1,033,131
                                                                                  ---------------
FINANCIAL SERVICES -- 2.3%
American Express Co.                                                    11,600            559,468
Apartment Investment &
  Management Co. Cl. A                                                     200              6,900
Bear Stearns
  Companies, Inc.                                                        5,000            399,750
Countrywide Financial Corp.                                              5,733            434,848
Franklin Resources, Inc.                                                 4,600            239,476
The Goldman Sachs
  Group, Inc.                                                            8,400            829,332
Huntington Bancshares, Inc.                                              4,600            103,500
Janus Capital Group, Inc.                                                4,200             68,922
Lehman Brothers
  Holdings, Inc.                                                         6,500            501,930
MBNA Corp.                                                              32,650            811,353
Merrill Lynch & Co., Inc.                                               16,500            967,725
Morgan Stanley                                                          19,500          1,128,465
PNC Financial Services
  Group, Inc.                                                            5,200            284,596
Price (T. Rowe) Group, Inc.                                              1,500             71,115
ProLogis Trust                                                             500             16,045
The Schwab
  (Charles) Corp.                                                       24,100            285,344
Simon Property Group, Inc.                                               2,300            106,582
                                                                                  ---------------
                                                                                        6,815,351
                                                                                  ---------------
FOODS -- 1.1%
Archer-Daniels-Midland Co.                                              15,885            241,770
Campbell Soup Co.                                                        4,700            125,960
ConAgra Foods, Inc.                                                      7,000            184,730
General Mills, Inc.                                                      3,700            167,610
Heinz (H. J.) Co.                                                        6,400            233,152
Hershey Foods Corp.                                                      2,600            200,174
Kellogg Co.                                                              7,900            300,832
The Kroger Co.*                                                         14,700            272,097
McCormick & Co., Inc.                                                      300              9,030
Sara Lee Corp.                                                          13,900            301,769
Starbucks Corp.*                                                         4,600            152,076
SuperValu, Inc.                                                          2,400             68,616
Sysco Corp.                                                             18,800            699,924
Wrigley (Wm.) Jr. Co.                                                    2,000            112,420
                                                                                  ---------------
                                                                                        3,070,160
                                                                                  ---------------
FOREST PRODUCTS & PAPER -- 0.3%
Boise Cascade Corp.                                                      1,100    $        36,146
Georgia-Pacific Corp.                                                    9,000            276,030
International Paper Co.                                                  4,900            211,239
MeadWestvaco Corp.                                                       3,600            107,100
Plum Creek Timber Co., Inc.                                                200              6,090
Weyerhaeuser Co.                                                         5,000            320,000
                                                                                  ---------------
                                                                                          956,605
                                                                                  ---------------
HEALTHCARE -- 0.4%
Express Scripts, Inc.*                                                   1,300             86,359
Humana, Inc.*                                                            3,000             68,550
Manor Care, Inc.                                                         1,700             58,769
UnitedHealth Group, Inc.                                                 9,900            575,982
Wellpoint Health
  Networks, Inc.*                                                        3,600            349,164
                                                                                  ---------------
                                                                                        1,138,824
                                                                                  ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.2%
Centex Corp.                                                               900             96,885
KB Home                                                                    700             50,764
Maytag Corp.                                                             1,600             44,560
Pulte Homes, Inc.                                                        3,700            346,394
Whirlpool Corp.                                                          1,200             87,180
                                                                                  ---------------
                                                                                          625,783
                                                                                  ---------------
HOUSEHOLD PRODUCTS -- 0.5%
Black & Decker Corp.                                                     8,100            399,492
The Clorox Co.                                                           4,900            237,944
Corning, Inc.*                                                          29,800            310,814
Fortune Brands, Inc.                                                     1,400            100,086
Newell Rubbermaid, Inc.                                                    100              2,277
Sherwin-Williams Co.                                                     6,700            232,758
Snap-On, Inc.                                                              500             16,120
The Stanley Works                                                        1,600             60,592
                                                                                  ---------------
                                                                                        1,360,083
                                                                                  ---------------
INDUSTRIAL - DIVERSIFIED -- 1.3%
3M Co.                                                                  13,600          1,156,408
Cooper Industries
  Limited Cl. A                                                          1,800            104,274
Danaher Corp.                                                            2,700            247,725
Eaton Corp.                                                              1,400            151,172
Illinois Tool Works, Inc.                                                5,200            436,332
ITT Industries, Inc.                                                     1,600            118,736
Textron, Inc.                                                           10,300            587,718
Tyco International Limited                                              34,289            908,659
                                                                                  ---------------
                                                                                        3,711,024
                                                                                  ---------------
INFORMATION RETRIEVAL SERVICES -- 0.2%
Yahoo!, Inc.*                                                           11,600            523,972
                                                                                  ---------------
INSURANCE -- 2.9%
ACE Limited                                                              4,800            198,816
Aetna, Inc.                                                              2,800            189,224
AFLAC, Inc.                                                              9,000    $       325,620
Allstate Corp.                                                          12,700            546,354
Ambac Financial
  Group, Inc.                                                            2,400            166,536
American International
  Group, Inc.                                                           34,385          2,279,038
Anthem, Inc.*                                                            2,600            195,000
Aon Corp.                                                                5,400            129,276
Chubb Corp.                                                              3,400            231,540
Cigna Corp.                                                              6,100            350,750
Cincinnati Financial Corp.                                                 400             16,752
The Hartford Financial
  Services Group, Inc.                                                   2,900            171,187
Jefferson-Pilot Corp.                                                    3,150            159,548
John Hancock Financial
  Services, Inc.                                                         5,100            191,250
Lincoln National Corp.                                                  12,300            496,551
Loews Corp.                                                              2,000             98,900
Marsh & McLennan
  Companies, Inc.                                                        1,500             71,835
MBIA, Inc.                                                               3,600            213,228
Metlife, Inc.                                                           19,000            639,730
Principal Financial
  Group, Inc.                                                            7,900            261,253
Progressive Corp.                                                        3,700            309,283
Prudential Financial, Inc.                                               9,800            409,346
Safeco Corp.                                                             2,400             93,432
The St. Paul
  Companies, Inc.                                                        4,300            170,495
Torchmark Corp.                                                          2,100             95,634
Travelers Property
  Casualty Corp. Cl. B                                                  17,800            302,066
UnumProvident Corp.                                                      5,300             83,581
XL Capital Limited Cl. A                                                   200             15,510
                                                                                  ---------------
                                                                                        8,411,735
                                                                                  ---------------
LODGING -- 0.2%
Hilton Hotels Corp.                                                      8,500            145,605
Marriott International,
  Inc. Cl. A                                                             4,300            198,660
Starwood Hotels &
  Resorts Worldwide, Inc.                                                4,000            143,880
                                                                                  ---------------
                                                                                          488,145
                                                                                  ---------------
MACHINERY & COMPONENTS -- 0.3%
Baker Hughes, Inc.                                                         200              6,432
Caterpillar, Inc.                                                          100              8,302
Cummins, Inc.                                                              800             39,152
Deere & Co.                                                              4,200            273,210
Dover Corp.                                                              3,800            151,050
Ingersoll-Rand Co. Cl. A                                                 3,100            210,428
Pall Corp.                                                               2,300             61,709
Parker-Hannifin Corp.                                                    1,900            113,050
                                                                                  ---------------
                                                                                          863,333
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
MANUFACTURING -- 0.2%
American Standard
  Companies, Inc.*                                                         100    $        10,070
Applied Materials, Inc.*                                                29,700            666,765
                                                                                  ---------------
                                                                                          676,835
                                                                                  ---------------
MEDICAL SUPPLIES -- 1.3%
Agilent Technologies, Inc.*                                             10,600            309,944
Allergan, Inc.                                                             300             23,043
Applied Biosystems
  Group-Applera Corp.                                                    4,000             82,840
Bard (C.R.), Inc.                                                        3,300            268,125
Bausch & Lomb, Inc.                                                      5,200            269,880
Baxter International, Inc.                                              10,800            329,616
Becton, Dickinson & Co.                                                  5,100            209,814
Biomet, Inc.                                                               500             18,205
Boston Scientific Corp.*                                                 9,600            352,896
Guidant Corp.                                                           10,600            638,120
Medtronic, Inc.                                                         15,100            734,011
St. Jude Medical, Inc.*                                                    200             12,270
Stryker Corp.                                                            3,600            306,036
Tektronix, Inc.                                                          1,600             50,560
Thermo Electron Corp.*                                                     200              5,040
Waters Corp.*                                                            2,500             82,900
Zimmer Holdings, Inc.*                                                   2,500            176,000
                                                                                  ---------------
                                                                                        3,869,300
                                                                                  ---------------
METALS & MINING -- 0.3%
Alcoa, Inc.                                                             10,300            391,400
Crane Co.                                                                1,300             39,962
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B                                              2,100             88,473
Newmont Mining Corp.                                                     6,100            296,521
Phelps Dodge Corp.*                                                      1,000             76,090
                                                                                  ---------------
                                                                                          892,446
                                                                                  ---------------
PHARMACEUTICALS -- 5.6%
Abbott Laboratories                                                     28,400          1,323,440
AmerisourceBergen Corp.                                                  3,200            179,680
Amgen, Inc.*                                                            23,024          1,422,883
Bristol-Myers Squibb Co.                                                34,700            992,420
Cardinal Health, Inc.                                                    1,000             61,160
Eli Lilly & Co.                                                         15,000          1,054,950
Genzyme Corp.*                                                           2,300            113,482
Johnson & Johnson                                                       53,092          2,742,733
King Pharmaceuticals, Inc.*                                             30,300            462,378
McKesson Corp.                                                           8,400            270,144
Medco Health
  Solutions, Inc.*                                                       4,956            168,454
Merck & Co., Inc.                                                       40,100          1,852,620
Pfizer, Inc.                                                           120,725          4,265,214
Schering-Plough Corp.                                                    2,000             34,780
Sigma-Aldrich Corp.                                                      1,300             74,334
Watson
  Pharmaceutical, Inc.*                                                  2,000             92,000
Wyeth                                                                   23,900    $     1,014,555
                                                                                  ---------------
                                                                                       16,125,227
                                                                                  ---------------
PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                                        6,200            159,154
                                                                                  ---------------
PREPACKAGED SOFTWARE -- 3.1%
Adobe Systems, Inc.                                                      8,600            337,980
BMC Software, Inc.*                                                      4,600             85,790
Citrix Systems, Inc.*                                                    8,400            178,164
Computer Associates
  International, Inc.                                                   10,400            284,336
Compuware Corp.*                                                         7,300             44,092
Electronic Arts, Inc.*                                                   4,000            191,120
Intuit, Inc.*                                                            3,600            190,476
Microsoft Corp.                                                        193,834          5,338,188
Novell, Inc.*                                                            7,200             75,744
Oracle Corp.*                                                           90,344          1,192,541
Peoplesoft, Inc.*                                                        6,500            148,200
Siebel Systems, Inc.*                                                    8,100            112,347
SunGard Data Systems, Inc.*                                              5,100            141,321
Symantec Corp.*                                                         10,800            374,220
Veritas Software Corp.*                                                 10,777            400,473
                                                                                  ---------------
                                                                                        9,094,992
                                                                                  ---------------
REAL ESTATE -- 0.1%
Equity Office
  Properties Trust                                                       8,000            229,200
Equity Residential                                                       3,300             97,383
                                                                                  ---------------
                                                                                          326,583
                                                                                  ---------------
RESTAURANTS -- 0.4%
Darden Restaurants, Inc.                                                   150              3,156
McDonald's Corp.                                                        33,200            824,356
Wendy's International, Inc.                                              2,200             86,328
Yum! Brands, Inc.*                                                       5,700            196,080
                                                                                  ---------------
                                                                                        1,109,920
                                                                                  ---------------
RETAIL -- 4.0%
AutoZone, Inc.*                                                          4,700            400,487
Bed Bath & Beyond, Inc.*                                                 5,500            238,425
Best Buy Co., Inc.                                                       9,200            480,608
Big Lots, Inc.*                                                          2,200             31,262
Costco Wholesale Corp.*                                                 10,800            401,544
CVS Corp.                                                                9,300            335,916
Dollar General Corp.                                                     7,000            146,930
Family Dollar Stores, Inc.                                               3,200            114,816
Federated Department
  Stores, Inc.                                                           8,600            405,318
The Home Depot, Inc.                                                    52,800          1,873,872
J.C. Penney Company, Inc.                                                4,700            123,516
Lowe's Companies, Inc.                                                  18,700          1,035,793
The May Department
  Stores Co.                                                             5,100            148,257
RadioShack Corp.                                                        14,900            457,132
Sears, Roebuck and Co.                                                   7,000            318,430
Staples, Inc.*                                                           8,600    $       234,780
TJX Companies, Inc.                                                      9,500            209,475
Toys R Us, Inc.*                                                         3,700             46,768
Walgreen Co.                                                            17,800            647,564
Wal-Mart Stores, Inc.                                                   75,800          4,021,190
                                                                                  ---------------
                                                                                       11,672,083
                                                                                  ---------------
RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                                        7,700            174,405
Winn-Dixie Stores, Inc.                                                  2,700             26,865
                                                                                  ---------------
                                                                                          201,270
                                                                                  ---------------
TELEPHONE UTILITIES -- 1.5%
Alltel Corp.                                                             3,500            163,030
AT&T Corp.                                                              24,180            490,854
BellSouth Corp.                                                         46,400          1,313,120
CenturyTel, Inc.                                                         2,600             84,812
Sprint Corp. (FON Group)                                                29,000            476,180
Sprint Corp. (PCS Group)*                                               19,000            106,780
Verizon
  Communications, Inc.                                                  49,368          1,731,829
                                                                                  ---------------
                                                                                        4,366,605
                                                                                  ---------------
TOBACCO -- 0.7%
Altria Group, Inc.                                                      36,600          1,991,772
Reynolds (R.J.)
  Tobacco Holdings, Inc.                                                 1,800            104,670
UST, Inc.                                                                1,900             67,811
                                                                                  ---------------
                                                                                        2,164,253
                                                                                  ---------------
TOYS, GAMES -- 0.1%
Hasbro, Inc.                                                            19,700            419,216
                                                                                  ---------------
TRANSPORTATION -- 1.2%
Burlington Northern
  Santa Fe Corp.                                                         6,500            210,275
Carnival Corp.                                                          12,300            488,679
CSX Corp.                                                                  216              7,763
FedEx Corp.                                                              5,800            391,500
Norfolk Southern Corp.                                                   3,700             87,505
Union Pacific Corp.                                                      4,400            305,712
United Parcel Service,
  Inc. Cl. B                                                            26,300          1,960,665
                                                                                  ---------------
                                                                                        3,452,099
                                                                                  ---------------
TRAVEL -- 0.0%
Sabre Holdings Corp.                                                     2,300             49,657
                                                                                  ---------------

TOTAL EQUITIES
(COST $162,112,905)                                                                   182,949,531
                                                                                  ---------------

RIGHTS -- 0.0%

COMPUTERS & INFORMATION
Seagate Technology* +                                                    5,100                  -
                                                                                  ---------------

TOTAL RIGHTS
(COST $0)                                                                                       -
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
BONDS & NOTES -- 26.8%

ASSET BACKED SECURITIES -- 0.8%
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                            $       694,237    $       677,272
Conseco Finance
  Securitizations Corp.
  Series 2001-1,
  Class A4
  6.210% 07/01/2032                                                    500,000            506,971
Metlife Capital
  Equipment Loan Trust
  Series 1997-A, Class A
  6.850% 05/20/2008                                                    107,749            108,742
Option One Mortgage
  Securities Corp. Trust
  Series 2002-2A,
  Class CFTS++
  8.830% 06/26/2032                                                      3,561              3,565
Railcar Trust
  Series 1992-1, Class A
  7.750% 06/01/2004                                                     36,790             37,411
Travelers
  Funding Limited
  Series 1A, Class A1++
  6.300% 02/18/2014                                                    602,377            632,496
Vanderbilt Mortgage and
  Finance, Inc.
  Series 2002-C, Class A2
  4.230% 02/07/2015                                                    300,000            305,812
                                                                                  ---------------

TOTAL ASSET BACKED
SECURITIES
(COST $2,226,951)                                                                       2,272,269
                                                                                  ---------------

CORPORATE DEBT -- 14.0%
American General
  Finance Corp.
  5.875% 07/14/2006                                                    200,000            215,826
American Honda
  Finance Corp.++
  3.850% 11/06/2008                                                    175,000            176,212
Anheuser-Busch Cos., Inc.
  5.050% 10/15/2016                                                    200,000            198,683
Anheuser-Busch Cos., Inc.
  6.500% 02/01/2043                                                    200,000            217,253
AOL Time Warner, Inc.
  5.625% 05/01/2005                                                    400,000            418,717
Aramark Services, Inc.
  7.000% 05/01/2007                                                     60,000             65,971
Aramark Services, Inc.
  8.150% 05/01/2005                                                    175,000            187,278
Arrow Electronics, Inc.**
  8.700% 10/01/2005                                            $       420,000    $       459,220
Avnet, Inc.
  8.000% 11/15/2006                                                    160,000            173,200
BP Capital Markets PLC
  2.750% 12/29/2006                                                    550,000            550,860
Buckeye Partners LP
  4.625% 07/15/2013                                                    100,000             96,158
Cabot Corp.++
  5.250% 09/01/2013                                                    120,000            118,979
Carolina Power &
  Light Co.
  6.125% 09/15/2033                                                    175,000            179,865
Cendant Corp.
  7.375% 01/15/2013                                                    200,000            229,260
Certegy, Inc.
  4.750% 09/15/2008                                                     60,000             61,511
Champion
  International Corp.
  6.400% 02/15/2026                                                    500,000            544,127
Cinergy Corp.
  6.250% 09/01/2004                                                    500,000            512,899
CIT Group, Inc.
  7.375% 04/02/2007                                                    250,000            282,372
Citigroup, Inc.
  6.750% 12/01/2005                                                    500,000            543,193
Colonial Pipeline Co.++
  7.630% 04/15/2032                                                    200,000            244,741
Comcast Cable
  Communications, Inc.
  8.375% 05/01/2007                                                    750,000            869,534
Cox Communications, Inc.
  6.750% 03/15/2011                                                    100,000            113,292
CRH America, Inc.
  6.400% 10/15/2033                                                    100,000            102,273
CSX Corp.
  7.250% 05/01/2027                                                    500,000            560,040
DaimlerChrysler NA Holding Corp.
  4.050% 06/04/2008                                                    530,000            526,392
Deutsche Telekom
  International Finance BV
  5.250% 07/22/2013                                                     75,000             75,766
Deutsche Telekom
  International Finance BV
  8.250% 06/15/2005                                                    225,000            244,070
Diageo Finance BV
  3.000% 12/15/2006                                                    100,000            100,523
Dominion Resources, Inc.
  7.820% 09/15/2004                                                    700,000            730,519
Donnelley (R.R.) &
  Sons Co.
  6.625% 04/15/2029                                                    500,000            518,415
Duke Energy Field
  Services Corp.
  7.875% 08/16/2010                                            $       550,000    $       644,357
Electronic Data
  Systems Corp. Series B
  6.000% 08/01/2013                                                     25,000             24,566
Emerald Investment
  Grade CBO Limited++
  1.967% 05/24/2011                                                    984,196            934,986
Enbridge Energy
  Partners LP
  4.750% 06/01/2013                                                     75,000             72,441
Entergy Gulf States, Inc.++
  5.250% 08/01/2015                                                    425,000            410,391
ERAC USA Finance Co.++
  6.750% 05/15/2007                                                    250,000            275,594
Exelon Generation
  Co. LLC
  6.950% 06/15/2011                                                    100,000            112,300
First Industrial LP
  7.600% 05/15/2007                                                    175,000            197,342
Ford Motor Co.
  6.375% 02/01/2029                                                    255,000            227,492
Ford Motor Co.
  6.625% 02/15/2028                                                    250,000            230,169
Ford Motor Credit Co.
  5.625% 10/01/2008                                                     75,000             76,994
Ford Motor Credit Co.
  7.000% 10/01/2013                                                    200,000            210,936
France Telecom SA
  9.000% 03/01/2011                                                    240,000            288,260
Franklin Resources, Inc.
  3.700% 04/15/2008                                                    200,000            198,915
General American
  Transportation Corp.
  6.750% 03/01/2006                                                    150,000            155,965
General Mills, Inc.
  2.625% 10/24/2006                                                    875,000            870,199
General Mills, Inc.
  8.900% 06/15/2006                                                    500,000            575,533
General Motors Corp.
  7.200% 01/15/2011                                                    500,000            549,743
General Motors Corp.
  8.375% 07/15/2033                                                    120,000            139,298
The Goodyear Tire &
  Rubber Co.
  8.500% 03/15/2007                                                    125,000            122,812
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                                    300,000            327,951
Household Finance Corp.
  4.125% 12/15/2008                                                    500,000            504,372
Household Finance Corp.
  6.375% 10/15/2011                                                    300,000            330,355

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
Household Finance Corp.
  6.375% 11/27/2012                                            $       220,000    $       241,352
ICI Wilmington, Inc.
  7.050% 09/15/2007                                                    150,000            165,971
Inco Limited
  5.700% 10/15/2015                                                    150,000            151,517
International
  Game Technology
  8.375% 05/15/2009                                                    110,000            131,676
International Paper Co.
  5.500% 01/15/2014                                                    225,000            225,836
Interpool, Inc.
  7.350% 08/01/2007                                                    250,000            240,312
Jefferies Group, Inc.
  7.750% 03/15/2012                                                    225,000            251,704
JP Morgan Chase & Co.
  3.125% 12/11/2006                                                    250,000            252,034
Kern River Funding Corp.++
  4.893% 04/30/2018                                                    195,114            194,174
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                                    350,000            403,942
The Kroger Co.
  6.750% 04/15/2012                                                    300,000            332,406
Leucadia National Corp.
  7.750% 08/15/2013                                                    350,000            365,750
Liberty Media Corp.
  8.250% 02/01/2030                                                    800,000            957,217
Lockheed Martin Corp.
  8.500% 12/01/2029                                                    350,000            458,631
Marriott International, Inc.
  Series E
  7.000% 01/15/2008                                                    185,000            206,107
Meritor Automotive, Inc.
  6.800% 02/15/2009                                                    500,000            525,000
Merrill Lynch & Co., Inc.
  2.940% 01/30/2006                                                    825,000            835,643
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                                    275,000            270,359
Miller Brewing Co.++
  5.500% 08/15/2013                                                    125,000            127,705
Millipore Corp.
  7.500% 04/01/2007                                                  1,000,000          1,090,000
Mobil Corp.
  8.625% 08/15/2021                                                  1,000,000          1,338,544
Mohawk Industries, Inc.
  Series D
  7.200% 04/15/2012                                                    175,000            198,779
National Rural Utilities
  Cooperative
  Finance Corp.
  8.000% 03/01/2032                                                    500,000            622,747
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                            $       100,000    $        96,756
News America
  Holdings, Inc.
  9.250% 02/01/2013                                                    500,000            645,001
Nisource Finance Corp.
  3.200% 11/01/2006                                                    125,000            126,009
Norske
  Skogindustrier ASA++
  6.125% 10/15/2015                                                    175,000            177,207
North Finance
  (Bermuda) Limited++
  7.000% 09/15/2005                                                  1,000,000          1,067,350
Piedmont Natural Gas Co.
  Series E
  6.000% 12/19/2033                                                    100,000             98,905
Precision
  Castparts Corp.++
  5.600% 12/15/2013                                                    300,000            301,799
Progress Energy, Inc.
  6.550% 03/01/2004                                                    400,000            402,984
PSEG Power LLC
  5.500% 12/01/2015                                                    150,000            150,212
Public Service Co. of
  Colorado Series 15
  5.500% 04/01/2014                                                    225,000            233,946
Qwest Corp.++
  9.125% 03/15/2012                                                    225,000            258,188
The Rouse Co.
  5.375% 11/26/2013                                                    125,000            124,345
Ryder System, Inc.
  6.600% 11/15/2005                                                    750,000            798,091
Safeway, Inc.
  2.500% 11/01/2005                                                    425,000            420,884
Sealed Air Corp.++
  5.625% 07/15/2013                                                    170,000            173,959
Simon Property
  Group LP
  6.875% 11/15/2006                                                    200,000            222,827
SLM Corp.
  5.000% 10/01/2013                                                    660,000            655,796
SP PowerAssets Limited++
  5.000% 10/22/2013                                                    125,000            125,664
Sprint Capital Corp.
  6.900% 05/01/2019                                                    500,000            510,769
Sprint Capital Corp.
  8.375% 03/15/2012                                                     50,000             58,390
Steelcase, Inc.
  6.375% 11/15/2006                                                     75,000             78,431
SuperValu, Inc.**
  7.875% 08/01/2009                                                    500,000            583,222
Tenet Healthcare Corp.
  6.375% 12/01/2011                                                    175,000            168,000
Textron Financial Corp.
  Series E
  2.690% 10/03/2006                                            $       495,000    $       491,667
Thomas & Betts Corp.
  8.250% 01/15/2004                                                    500,000            500,000
Timken Co. Series A
  6.750% 08/21/2006                                                    125,000            127,831
Toro Co.
  7.800% 06/15/2027                                                    325,000            358,322
Toyota Motor Credit Corp.
  4.350% 12/15/2010                                                    375,000            380,117
TransAlta Corp.
  5.750% 12/15/2013                                                    250,000            251,248
Tri-State Generation &
  Transmission Association
  Series 2003, Class A++
  6.040% 01/31/2018                                                    150,000            154,086
Tri-State Generation &
  Transmission Association
  Series 2003, Class B++
  7.144% 07/31/2033                                                    100,000            106,421
Tyco International
  Group SA
  6.375% 02/15/2006                                                    375,000            399,375
Tyco International
  Group SA
  6.375% 10/15/2011                                                    325,000            347,344
US Airways,
  Inc. Cl. B* +++
  7.500% 04/15/2008                                                    434,841                  -
USA Interactive
  7.000% 01/15/2013                                                    175,000            192,951
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                                    350,000            411,149
VF Corp.++
  6.000% 10/15/2033                                                     90,000             89,005
Vodafone Group PLC
  5.375% 01/30/2015                                                     25,000             25,232
Vulcan Materials Co.
  6.000% 04/01/2009                                                    250,000            271,944
The Walt Disney Co.
  6.750% 03/30/2006                                                    175,000            190,338
Washington Mutual, Inc.
  2.400% 11/03/2005                                                    425,000            426,077
Wells Fargo
  Financial Corp.
  7.000% 11/01/2005                                                    660,000            719,334
Weyerhaeuser Co.
  5.500% 03/15/2005                                                    225,000            234,238
WorldCom, Inc.* +++
  6.500% 05/15/2004                                                    500,000            167,500
WorldCom, Inc.* +++
  8.250% 05/15/2031                                                    155,000             51,925

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
WPP Finance (USA) Corp.
  6.625% 07/15/2005                                            $       675,000    $       702,570
                                                                                  ---------------

TOTAL CORPORATE DEBT
(COST $39,078,953)                                                                     40,462,935
                                                                                  ---------------

MUNICIPAL OBLIGATIONS -- 0.1%

GENERAL OBLIGATIONS
Illinois State
  Taxable Pension
  5.100% 06/01/2033                                                    365,000            335,607
                                                                                  ---------------

TOTAL MUNICIPAL
OBLIGATIONS
(COST $365,000)                                                                           335,607
                                                                                  ---------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 2.0%

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1
  7.100% 08/13/2029                                                    322,326            345,479
CS First Boston Mortgage
  Securities Corp.
  Series 1998-C2,
  Class A1
  5.960% 11/11/2030                                                    436,778            464,113
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A++
  8.000% 08/27/2032                                                     17,692             17,692
GSR Mortgage Loan Trust
  Series 2002-8F,
  Class 3AA1
  6.500% 09/25/2032                                                     82,749             83,386
Merrill Lynch Mortgage
  Investors, Inc.
  Series 1998-C1,
  Class A1
  6.310% 11/15/2026                                                    385,132            396,400
Salomon Brothers
  Mortgage Securities
  Series 1997-TZH,
  Class B++
  7.491% 03/25/2022                                                    750,000            797,197
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1++
  5.323% 02/18/2034                                                    535,241            555,100
Starwood Commercial
  Mortgage Trust
  Series 1999-C1A,
  Class B++
  6.920% 02/03/2014                                            $     1,000,000    $     1,127,087
Structured Asset
  Securities Corp.
  Series 1998-ALS2,
  Class 1A
  6.750% 03/25/2029                                                    125,778            127,557
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                                    638,009            645,673
Vendee Mortgage Trust
  Series 1992-1, Class 2Z
  7.750% 05/15/2022                                                    314,710            338,861
Washington Mutual, Inc.
  Series 2003-S11,
  Class A1
  5.000% 11/25/2033                                                    846,292            825,621
                                                                                  ---------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $5,516,003)                                                                       5,724,166
                                                                                  ---------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 7.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 0.7%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
FHLMC
  Series W067, Class A
  6.420% 12/01/2005                                                    187,467            200,780
                                                                                  ---------------
PASS-THROUGH SECURITIES -- 0.6%
FHLMC
  6.000% 09/01/2016-
          10/01/2032                                                   879,624            915,492
FHLMC
  6.500% 08/01/2016-
          08/01/2032                                                   637,794            670,572
FHLMC
  8.000% 06/01/2027                                                    190,285            206,957
FHLMC
  9.000% 03/01/2017                                                     19,877             21,785
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                           1,814,806
                                                                                  ---------------
TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                                     2,015,586
                                                                                  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 4.7%
PASS-THROUGH SECURITIES
FNMA
  4.500% 06/01/2018-
          09/01/2018                                           $     4,041,910    $     4,053,278
FNMA
  5.000% 06/01/2018-
          09/01/2033                                                 3,453,347          3,447,255
FNMA
  6.000% 05/01/2016-
          03/01/2033                                                 2,875,253          2,977,535
FNMA
  6.500% 10/01/2031-
          09/01/2032                                                 1,718,162          1,800,178
FNMA
  7.000% 01/01/2031-
          05/01/2031                                                   375,144            398,227
FNMA
  7.500% 10/01/2029-
          05/01/2030                                                   540,784            580,288
FNMA
  8.000% 05/01/2013-
          10/01/2031                                                   320,226            346,403
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                          13,603,164
                                                                                  ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 1.8%
PASS-THROUGH SECURITIES
GNMA
  5.000% 08/15/2033-
          09/15/2033                                                 2,916,908          2,896,626
GNMA
  6.000% 01/15/2032-
          08/15/2032                                                   846,655            882,306
GNMA
  6.500% 06/15/2023-
          12/15/2023                                                   387,883            409,296
GNMA
  7.000% 08/15/2023-
          08/15/2032                                                   449,727            481,682
GNMA
  7.500% 10/15/2006-
          06/15/2017                                                   259,803            277,091
GNMA
  8.000% 11/15/2004-
          07/15/2008                                                   126,956            132,951
GNMA
  9.000% 12/15/2008-
          05/15/2009                                                    76,034             82,891
                                                                                  ---------------

TOTAL PASS-THROUGH SECURITIES                                                           5,162,843
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
OTHER AGENCIES -- 0.0%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                            $       100,000    $        97,033
                                                                                  ---------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $20,230,097)                                                                     20,878,626
                                                                                  ---------------

U.S. TREASURY OBLIGATIONS -- 2.7%

U.S. TREASURY BONDS -- 2.2%
U.S. Treasury Bond
  4.375% 08/15/2012                                                    775,000            790,621
U.S. Treasury Bond
  6.125% 08/15/2029                                                  1,415,000          1,603,814
U.S. Treasury Bond
  6.875% 08/15/2025                                                    200,000            244,750
U.S. Treasury Bond**
  8.750% 05/15/2017                                                  2,625,000          3,681,152
                                                                                  ---------------

TOTAL U.S. TREASURY BONDS                                                               6,320,337
                                                                                  ---------------
U.S. TREASURY NOTES -- 0.4%
U.S. Treasury Note
  3.250% 05/31/2004                                                  1,125,000          1,135,371
U.S. Treasury Note
  3.625% 05/15/2013                                                    100,000             96,156
                                                                                  ---------------

TOTAL U.S. TREASURY NOTES                                                               1,231,527
                                                                                  ---------------
U.S. TREASURY STRIPS -- 0.1%
U.S. Treasury Strips
  0.000% 11/15/2021                                                    900,000            342,195
                                                                                  ---------------
TOTAL U.S. TREASURY
OBLIGATIONS
(COST $7,109,230)                                                                       7,894,059
                                                                                  ---------------

TOTAL BONDS & NOTES
(COST $74,526,234)                                                                     77,567,662
                                                                                  ---------------

TOTAL LONG TERM INVESTMENTS
(COST $236,639,139)                                                                   260,517,193
                                                                                  ---------------

SHORT-TERM INVESTMENTS -- 15.4%

CASH EQUIVALENTS -- 5.3%***
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                                     41,928             41,928
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    221,539            221,539
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                    664,618            664,618
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                            $       166,155    $       166,155
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    166,155            166,155
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                    553,849            553,849
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    221,539            221,539
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                  1,107,697          1,107,697
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    110,770            110,770
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                    443,079            443,079
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    110,770            110,770
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  1,140,928          1,140,928
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                    609,233            609,233
Fannie Mae Discount Note
  1.062% 01/02/2004                                                    332,309            332,309
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                    553,849            553,849
Freddie Mac Discount Note
  1.062% 01/27/2004                                                    442,166            442,166
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                    552,842            552,842
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                          221,539            221,539
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    121,847            121,847
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                          762,108            762,108
Merrimac
  Money Market Fund                                            $     1,838,777    $     1,838,777
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                    576,003            576,003
National Bank
  of Commerce
  Bank Note
  1.120% 05/19/2004                                                    276,925            276,925
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    276,925            276,925
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    221,539            221,539
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                    553,849            553,849
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    276,925            276,925
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                    332,309            332,309
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    276,925            276,925
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    276,925            276,925
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                    553,849            553,849
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    110,770            110,770
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  1,329,233          1,329,233
                                                                                  ---------------
                                                                                       15,445,874
                                                                                  ---------------
COMMERCIAL PAPER -- 10.1%
Boston Scientific Corp.++
  1.180% 01/05/2004                                                  4,195,000          4,194,450
Countrywide
  Home Loans, Inc.
  1.080% 01/12/2004                                                  3,375,000          3,373,886
COX
  Communications, Inc.++
  1.150% 01/05/2004                                                  1,815,000          1,814,768
Dominion
  Resources, Inc.++
  1.150% 01/14/2004                                                  5,095,000          5,092,884

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
Kellogg Co.++
  1.150% 01/29/2004                                            $     3,400,000    $     3,396,959
Reed Elsevier, Inc.
  1.180% 01/13/2004                                                  2,795,000          2,793,901
Time Warner, Inc.
  1.140% 01/06/2004                                                  2,680,000          2,679,576
Walt Disney Co.
  1.120% 01/16/2004                                                  2,170,000          2,168,987
Wisconsin
  Electric Power Co.
  1.080% 01/26/2004                                                  3,800,000          3,797,150
                                                                                  ---------------
                                                                                       29,312,561
                                                                                  ---------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                    44,758,435
                                                                                  ---------------

TOTAL INVESTMENTS -- 105.3%
(COST $281,397,574)****                                                               305,275,628

OTHER ASSETS/
(LIABILITIES) -- (5.3%)                                                               (15,269,150)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $   290,006,478
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 *    Non-income producing security.
 ** All or a portion of this security is segregated to cover forward purchase commitments. (NOTE 2).
 ***  Represents investments of security lending collateral. (NOTE 2).
 **** Aggregate cost for Federal tax purposes. (NOTE 7).
 + This security is valued in good faith under procedures established by the board of directors.
 ++ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $22,568,659 or 7.8% of net assets.
 +++  Security is currently in default.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
ASSETS:
     Investments, at value (cost $236,639,139) (NOTE 2)                                        $     260,517,193
     Short-term investments, at amortized cost (NOTE 2)                                               44,758,435
                                                                                               -----------------
          Total Investments (including securities on loan with market values of $14,965,986)         305,275,628
     Cash                                                                                                 14,557
     Receivables from:
          Investments sold                                                                                 3,632
          Fund shares sold                                                                               204,837
          Interest and dividends                                                                       1,162,029
          Settlement of investments purchased on a commitment basis (NOTE 2)                               1,625
                                                                                               -----------------
              Total assets                                                                           306,662,308
                                                                                               -----------------
LIABILITIES:
     Payables for:
          Fund shares repurchased                                                                      1,035,115
          Securities on loan (NOTE 2)                                                                 15,445,874
          Directors' fees and expenses (NOTE 3)                                                            8,975
          Affiliates (NOTE 3):
              Investment management fees                                                                 123,691
              Administration fees                                                                         25,072
              Service fees                                                                                 4,529
              Distribution fees                                                                              268
     Accrued expense and other liabilities                                                                12,306
                                                                                               -----------------
              Total liabilities                                                                       16,655,830
                                                                                               -----------------
     NET ASSETS                                                                                $     290,006,478
                                                                                               =================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                           $     329,761,356
     Distributions in excess of net investment income                                                   (130,896)
     Accumulated net realized loss on investments, forward commitments and futures contracts         (63,503,661)
     Net unrealized appreciation on investments and forward commitments                               23,879,679
                                                                                               -----------------
                                                                                               $     290,006,478
                                                                                               =================
NET ASSETS:
     Class A                                                                                   $       7,287,021
                                                                                               =================
     Class L                                                                                   $       2,393,062
                                                                                               =================
     Class Y                                                                                   $       2,138,194
                                                                                               =================
     Class S                                                                                   $     277,665,097
                                                                                               =================
     Class N                                                                                   $         523,104
                                                                                               =================
SHARES OUTSTANDING:
     Class A                                                                                             824,012
                                                                                               =================
     Class L                                                                                             268,526
                                                                                               =================
     Class Y                                                                                             232,804
                                                                                               =================
     Class S                                                                                          31,103,929
                                                                                               =================
     Class N                                                                                              59,664
                                                                                               =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                                $            8.84
                                                                                               =================
        Class L                                                                                $            8.91
                                                                                               =================
        Class Y                                                                                $            9.18
                                                                                               =================
        Class S                                                                                $            8.93
                                                                                               =================
        Class N                                                                                $            8.77
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                   YEAR ENDED
                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
INVESTMENT INCOME (NOTE 2):
     Dividends                                                                                 $       3,046,043
     Interest (including securities lending income of $14,490)                                         4,689,903
                                                                                               -----------------
          Total investment income                                                                      7,735,946
                                                                                               -----------------
EXPENSES (NOTE 2):
     Investment management fees (NOTE 3)                                                               1,298,144
     Custody fees                                                                                         55,464
     Audit and legal fees                                                                                 21,772
     Shareholder reporting fees                                                                           12,322
     Trustee reporting                                                                                     8,196
     Directors' fees (NOTE 3)                                                                              6,175
                                                                                               -----------------
                                                                                                       1,402,073
     Administration fees (NOTE 3):
          Class A                                                                                         23,596
          Class L                                                                                         10,592
          Class Y                                                                                          4,449
          Class S                                                                                        221,314
          Class N                                                                                            997
     Distribution fees (NOTE 3):
          Class N                                                                                            560
     Service fees (NOTE 3):
          Class A                                                                                         14,927
          Class N                                                                                            560
                                                                                               -----------------
              Total expenses                                                                           1,679,068
                                                                                               -----------------
              NET INVESTMENT INCOME                                                                    6,056,878
                                                                                               -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
          Investment transactions and forward commitments                                             (3,384,932)
          Closed futures contracts                                                                        21,449
                                                                                               -----------------
              Net realized loss                                                                       (3,363,483)
                                                                                               -----------------
     Net change in unrealized appreciation (depreciation) on investments and forward
       commitments                                                                                    42,767,827
                                                                                               -----------------
          NET REALIZED AND UNREALIZED GAIN                                                            39,404,344
                                                                                               -----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $      45,461,222
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED           YEAR ENDED
                                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $       6,056,878    $       8,234,302
     Net realized loss on investment transactions, forward commitments and
       futures contracts                                                                 (3,363,483)         (27,100,022)
     Net change in unrealized appreciation (depreciation) on investments,
       forward commitments and futures contracts                                         42,767,827          (20,865,715)
                                                                                  -----------------    -----------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                45,461,222          (39,731,435)
                                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
     From net investment income:
     Class A                                                                               (131,030)            (139,540)
     Class L                                                                                (44,639)             (91,598)
     Class Y                                                                                (43,277)             (69,654)
     Class S                                                                             (6,173,796)          (8,181,156)
     Class N                                                                                (10,156)                   -
                                                                                  -----------------    -----------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                 (6,402,898)          (8,481,948)
                                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                                938,775             (760,826)
     Class L                                                                             (1,290,909)            (148,401)
     Class Y                                                                               (567,283)            (233,937)
     Class S                                                                            (20,964,867)         (42,716,745)
     Class N                                                                                386,865              101,000*
                                                                                  -----------------    -----------------
          DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                       (21,497,419)         (43,758,909)
                                                                                  -----------------    -----------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                                             17,560,905          (91,972,292)
NET ASSETS:
     Beginning of year                                                                  272,445,573          364,417,865
                                                                                  -----------------    -----------------
     End of year (including distributions in excess of net investment income of
       $130,896 and $83,208, respectively)                                        $     290,006,478    $     272,445,573
                                                                                  =================    =================

  *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           CLASS A
                                                                           -------
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/03       12/31/02      12/31/01(b)     12/31/00       12/31/99
                                              ----------     ----------     -----------    ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $     7.66     $     8.93     $      9.81     $    13.21     $    14.20
                                              ----------     ----------     -----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.14***        0.17***         0.20***        0.35***        0.40***
  Net realized and unrealized gain (loss)
    on investments                                  1.20          (1.24)          (0.84)         (0.41)         (0.70)
                                              ----------     ----------     -----------     ----------     ----------
      Total income (loss) from investment
        operations                                  1.34          (1.07)          (0.64)         (0.06)         (0.30)
                                              ----------     ----------     -----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       (0.16)         (0.20)          (0.24)         (0.49)         (0.47)
  Tax return of capital                                -              -               -              -          (0.00)+
  From net realized gains                              -              -           (0.00)+        (2.85)         (0.22)
                                              ----------     ----------     -----------     ----------     ----------
      Total distributions                          (0.16)         (0.20)          (0.24)         (3.34)         (0.69)
                                              ----------     ----------     -----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $     8.84     $     7.66     $      8.93     $     9.81     $    13.21
                                              ==========     ==========     ===========     ==========     ==========
TOTAL RETURN(a)                                    17.52%        (11.98)%         (6.51)%        (0.58)%        (2.17)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $    7,287     $    5,490     $     7,168     $    4,095     $      573
  Net expenses to average daily net
    assets                                          1.16%          1.16%           1.16%          1.15%          1.15%
  Net investment income to average daily
    net assets                                      1.70%          2.08%           2.20%          2.64%          2.87%
  Portfolio turnover rate                             95%            94%             85%           100%            19%

                                                                             CLASS L
                                                                             -------
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                               12/31/03       12/31/02      12/31/01(b)     12/31/00        12/31/99^
                                              ----------     ----------     -----------    ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     7.71     $     8.98     $     9.85     $    13.22     $      14.62
                                              ----------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.16***        0.20***        0.23***        0.39***          0.47***
  Net realized and unrealized gain (loss)
    on investments                                  1.21          (1.25)         (0.85)         (0.42)           (1.15)
                                              ----------     ----------     ----------     ----------     ------------
      Total income (loss) from investment
        operations                                  1.37          (1.05)         (0.62)         (0.03)           (0.68)
                                              ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       (0.17)         (0.22)         (0.25)         (0.49)           (0.50)
  Tax return of capital                                -              -              -              -            (0.00)+
  From net realized gains                              -              -          (0.00)+        (2.85)           (0.22)
                                              ----------     ----------     ----------     ----------     ------------
      Total distributions                          (0.17)         (0.22)         (0.25)         (3.34)           (0.72)
                                              ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                $     8.91     $     7.71     $     8.98     $     9.85     $      13.22
                                              ==========     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                    17.77%        (11.67)%        (6.31)%        (0.35)%          (4.69)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $    2,393     $    3,280     $    3,976     $    4,721     $        173
  Net expenses to average daily net
    assets                                          0.91%          0.91%          0.91%          0.90%            0.89%*
  Net investment income to average daily
    net assets                                      1.97%          2.33%          2.47%          2.97%            4.97%*
  Portfolio turnover rate                             95%            94%            85%           100%              19%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + TAX RETURN OF CAPITAL AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF LESS THAN $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF LESS THAN $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                           CLASS Y
                                                                           -------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED
                                             12/31/03       12/31/02      12/31/01(b)       12/31/00       12/31/99
                                            ----------     ----------     -----------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.94     $     9.25     $     10.14      $    13.24     $    14.20
                                            ----------     ----------     -----------      ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.18***        0.21***         0.25***         0.42***        0.46***
  Net realized and unrealized gain (loss)
    on investments                                1.25          (1.29)          (0.88)          (0.44)         (0.71)
                                            ----------     ----------     -----------      ----------     ----------
      Total income (loss) from investment
        operations                                1.43          (1.08)          (0.63)          (0.02)         (0.25)
                                            ----------     ----------     -----------      ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.19)         (0.23)          (0.26)          (0.23)         (0.49)
  Tax return of capital                              -              -               -               -          (0.00)+
  From net realized gains                            -              -           (0.00)+         (2.85)         (0.22)
                                            ----------     ----------     -----------      ----------     ----------
      Total distributions                        (0.19)         (0.23)          (0.26)          (3.08)         (0.71)
                                            ----------     ----------     -----------      ----------     ----------
NET ASSET VALUE, END OF PERIOD              $     9.18     $     7.94     $      9.25      $    10.14     $    13.24
                                            ==========     ==========     ===========      ==========     ==========
TOTAL RETURN(a)                                  18.02%        (11.64)%         (6.19)%         (0.22)%        (1.77)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $    2,138     $    2,438     $     3,087      $    3,587     $   59,381
  Net expenses to average daily net
    assets                                        0.76%          0.76%           0.76%           0.74%          0.75%
  Net investment income to average daily
    net assets                                    2.09%          2.48%           2.62%           3.20%          3.23%
  Portfolio turnover rate                           95%            94%             85%            100%            19%

                                                                           CLASS S
                                                                           -------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED
                                             12/31/03       12/31/02      12/31/01(b)       12/31/00       12/31/99
                                            ----------     ----------     -----------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.72     $     9.00     $      9.88      $    13.25     $    14.20
                                            ----------     ----------     -----------      ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.19***        0.22***         0.26***         0.43***        0.48***
  Net realized and unrealized gain (loss)
     on investments                               1.22          (1.25)          (0.86)          (0.41)         (0.70)
                                            ----------     ----------     -----------      ----------     ----------
      Total income (loss) from investment
        operations                                1.41          (1.03)          (0.60)           0.02          (0.22)
                                            ----------     ----------     -----------      ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.20)         (0.25)          (0.28)          (0.54)         (0.51)
  Tax return of capital                              -              -               -               -          (0.00)+
  From net realized gains                            -              -           (0.00)+         (2.85)         (0.22)
                                            ----------     ----------     -----------      ----------     ----------
      Total distributions                        (0.20)         (0.25)          (0.28)          (3.39)         (0.73)
                                            ----------     ----------     -----------      ----------     ----------
NET ASSET VALUE, END OF PERIOD              $     8.93     $     7.72     $      9.00      $     9.88     $    13.25
                                            ==========     ==========     ===========      ==========     ==========
TOTAL RETURN(a)                                  18.30%        (11.47)%         (6.07)%          0.00%         (1.58)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $  277,665     $  261,137     $   350,187      $  432,619     $  655,478
  Net expenses to average daily net
    assets                                        0.60%          0.60%           0.60%           0.59%          0.57%
  Net investment income to average daily
    net assets                                    2.26%          2.64%           2.78%           3.28%          3.36%
  Portfolio turnover rate                           95%            94%             85%            100%            19%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + TAX RETURN OF CAPITAL AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF LESS THAN $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF LESS THAN $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS N
                                                                              -------
                                                                  YEAR ENDED           PERIOD ENDED
                                                                   12/31/03             12/31/02^^
                                                               ---------------        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $          7.63        $          7.63
                                                               ---------------        ---------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.12***               (0.00)***+
  Net realized and unrealized gain (loss) on investments                  1.19                  (0.00)+
                                                               ---------------        ---------------
      Total income (loss) from investment operations                      1.31                  (0.00)
                                                               ---------------        ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             (0.17)                     -
                                                               ---------------        ---------------
NET ASSET VALUE, END OF PERIOD                                 $          8.77        $          7.63
                                                               ===============        ===============
TOTAL RETURN(a)                                                          17.22%(b)                  -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $           523        $           101
  Net expenses to average daily net assets                                1.47%                     -@
  Net investment income to average daily net assets                       1.38%                     -@
  Portfolio turnover rate                                                   95%                    94%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE VALUE EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to provide a long
OBJECTIVE OF THE               term growth of capital and income over an
MASSMUTUAL CORE VALUE          extended period of time from both capital
EQUITY FUND?                   appreciation and current income. The Fund seeks
                               to achieve this objective by investing in a diversified portfolio of equity securities of larger, well established firms (generally with market capitalizations exceeding $2 billion), using a value-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 27.61%, lagging
                               both the 28.67% return of the Standard & Poor's
                               500 Index and the 30.03% return of the Russell
                               1000 Value Index.

                               The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with attributes common to the value universe. The Russell 1000 Index tracks the performance of the 1,000 largest U.S. companies based on total market capitalization. The S&P 500 is a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        The U.S. stock market rallied during the third
BACKGROUND DURING THE          quarter on increased optimism about the outlook
PERIOD?                        for the economy and corporate earnings. Following
                               a trend established earlier in the year, investors continued to embrace market risk, small stocks and growth investing. Both the market surge and the aforementioned investor sentiment continued into the fourth quarter. For the full year, small-cap stocks outperformed their large-cap counterparts by approximately 20%.
                               Although exposure to equities during the year added value irrespective of asset class or style segmentation, investments in high-risk stocks with exposure to the economic cycle generated the highest returns in all investment styles, most notably the small-cap space.

WHAT FACTORS CONTRIBUTED       Contributing to performance in the third quarter
TO THE FUND'S                  was favorable stock selection in the technology,
PERFORMANCE?                   consumer discretionary and consumer staples
                               sectors. Detractors came from various sectors, including financial services, health care and producer durables. In the fourth quarter, results were driven by weak stock selection in the technology, financial services and utilities sectors. Consumer discretionary stocks lagged the market due to disappointing holiday sales.
                               Conversely, energy companies advanced - with their prices moving in the same direction as the price of oil.

                               The stocks that suffered the most during the bear market, such as technology issues, rebounded strongly in 2003. Additionally, economically sensitive sectors, including producer durables and materials & processing, once denounced as "old economy," had a very strong run. Meanwhile, sectors generally characterized as defensive, such as utilities, consumer staples and health care, trailed for the year.

WHAT IS YOUR OUTLOOK?          The equity market currently has tremendous
                               momentum and until it is impacted by another force, such as rising bond yields, it will likely remain on its current path. However, it should be noted that this is currently the consensus forecast, and therefore it is likely already priced into the market. In 2004, interest rates could be the big story. If they do not go up much, 2004 could be a big up year for equities.
                               If they rise sharply, the opposite could be true.

                        MASSMUTUAL CORE VALUE EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Citigroup, Inc.
Exxon Mobil Corp.
Wells Fargo & Co.
American International Group, Inc.
Bank of America Corp.
Verizon Communications, Inc.
Rockwell Collins, Inc.
Weyerhaeuser Co.
PPG Industries, Inc.
McDonald's Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Value Equity Fund Class S and the S&P 500 Index

MASSMUTUAL CORE VALUE EQUITY FUND
TOTAL RETURN

                                             FIVE YEAR         SINCE INCEPTION
                         ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
                     1/1/03 - 12/31/03   1/1/99 - 12/31/03    10/3/94 - 12/31/03
Class S                   27.61%              -2.23%                 8.50%
--------------------------------------------------------------------------------
S&P 500 Index             28.67%              -0.57%                11.85%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S     S&P 500 INDEX
10/3/94     $   10,000    $      10,000
  12/94     $    9,990    $       9,999
  12/95     $   13,141    $      13,756
  12/96     $   15,802    $      16,913
  12/97     $   20,385    $      22,553
  12/98     $   23,799    $      28,998
  12/99     $   23,181    $      35,099
  12/00     $   23,862    $      31,906
12/2001     $   20,413    $      28,117
12/2002     $   16,659    $      21,897
12/2003     $   21,257    $      28,175

Hypothetical Investments in MassMutual Core Value Equity Fund Class A, Class Y and S&P 500 Index

MASSMUTUAL CORE VALUE EQUITY FUND
TOTAL RETURNPAST

                                            FIVE YEAR          SINCE INCEPTION
                         ONE YEAR         AVERAGE ANNUAL        AVERAGE ANNUAL
                     1/1/03 - 12/31/03   1/1/99 - 12/31/03    1/1/98 - 12/31/03
Class A                   26.95%              -2.73%                0.16%
Class Y                   27.57%              -2.33%                0.58%
--------------------------------------------------------------------------------
S&P 500 Index             28.67%              -0.57%                3.79%

[CHART]

              CLASS A     CLASS Y    S&P 500 INDEX
 1/1/98     $   10,000   $  10,000   $      10,000
  12/98     $   11,596   $  11,649   $      12,858
  12/99     $   11,233   $  11,333   $      15,563
  12/00     $   11,505   $  11,656   $      14,147
12/2001     $    9,793   $   9,955   $      12,467
12/2002     $    7,955   $   8,118   $       9,713
12/2003     $   10,099   $  10,356   $      12,497

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Value Equity Fund Class L and S&P 500 Index

MASSMUTUAL CORE VALUE EQUITY FUND
TOTAL RETURN

                                         SINCE INCEPTION
                         ONE YEAR         AVERAGE ANNUAL
                     1/1/03 - 12/31/03   5/3/99 - 12/31/03
Class L                   27.26%              -3.71%
----------------------------------------------------------
S&P 500 Index             28.67%              -2.43%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS L    S&P 500 INDEX
 5/3/99    $   10,000   $      10,000
  12/99    $    9,237   $      11,100
  12/00    $    9,490   $      10,090
12/2001    $    8,095   $       8,892
12/2002    $    6,588   $       6,928
12/2003    $    8,384   $       8,913

Hypothetical Investments in MassMutual Core Value Equity Fund Class N, Class N (CDSC fees deducted) and S&P 500 Index

MASSMUTUAL CORE VALUE EQUITY FUND
TOTAL RETURN

                                                   SINCE INCEPTION
                                 ONE YEAR           AVERAGE ANNUAL
                             1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                           26.51%                26.61%
Class N (CDSC fees deducted)      25.51%                25.62%
--------------------------------------------------------------------
S&P 500 Index                     28.67%                28.74%

[CHART]

                CLASS N     CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002      $ 10,000            $    10,000             $      10,000
    6/2003      $ 10,991            $    10,891             $      10,569
   12/2003      $ 12,670            $    12,570             $      12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL CORE VALUE EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
EQUITIES -- 99.0%

ADVERTISING -- 0.0%
Harte-Hanks, Inc.                                                          200    $         4,350
                                                                                  ---------------
AEROSPACE & DEFENSE -- 3.9%
Boeing Co.                                                               3,700            155,918
General Dynamics Corp.                                                   5,500            497,145
Goodrich Corp.                                                          43,800          1,300,422
Honeywell
  International, Inc.                                                   25,300            845,779
Lockheed Martin Corp.                                                  220,900         11,354,260
Northrop Grumman Corp.                                                   5,300            506,680
Raytheon Co.                                                             3,200             96,128
Rockwell Collins, Inc.                                                 653,400         19,621,602
United Technologies Corp.                                                8,700            824,499
                                                                                  ---------------
                                                                                       35,202,433
                                                                                  ---------------
AIR TRANSPORTATION -- 0.0%
Southwest Airlines Co.                                                   7,800            125,892
                                                                                  ---------------
APPAREL, TEXTILES & SHOES -- 1.9%
Claire's Stores, Inc.                                                    6,600            124,344
Jones Apparel Group, Inc.                                                3,800            133,874
Limited Brands                                                         826,700         14,905,401
Liz Claiborne, Inc.                                                     36,600          1,297,836
Nordstrom, Inc.                                                          2,700             92,610
Reebok
  International Limited                                                  1,500             58,980
Talbots, Inc.                                                              100              3,078
VF Corp.                                                                 3,700            159,988
                                                                                  ---------------
                                                                                       16,776,111
                                                                                  ---------------
AUTOMOTIVE & PARTS -- 1.1%
American Axle &
  Manufacturing
  Holdings, Inc.*                                                          500             20,210
ArvinMeritor, Inc.                                                       2,000             48,240
Autoliv, Inc.                                                           34,000          1,280,100
AutoNation, Inc.*                                                       14,900            273,713
BorgWarner, Inc.                                                         4,200            357,294
Dana Corp.                                                              32,900            603,715
Delphi Corp.                                                            14,100            143,961
Ford Motor Co.                                                          57,000            912,000
General Motors Corp.                                                    46,400          2,477,760
Genuine Parts Co.                                                       31,600          1,049,120
Lear Corp.                                                              23,700          1,453,521
Magna International,
  Inc. Cl. A                                                            11,800            944,590
Paccar, Inc.                                                             7,000            595,840
SPX Corp.*                                                               2,000            117,620
                                                                                  ---------------
                                                                                       10,277,684
                                                                                  ---------------
BANKING, SAVINGS & LOANS -- 19.1%
AmSouth Bancorp                                                         61,000    $     1,494,500
Associated Banc-Corp                                                     3,360            143,304
Astoria Financial Corp.                                                    100              3,720
BancorpSouth, Inc.                                                       2,300             54,556
Bank of America Corp.                                                  265,700         21,370,251
Bank of Hawaii Corp.                                                     3,400            143,480
Bank of New York Co., Inc.                                              11,400            377,568
Bank One Corp.                                                          96,000          4,376,640
Banknorth Group, Inc.                                                    4,900            159,397
BB&T Corp.                                                              17,072            659,662
Capital One Financial Corp.                                              2,300            140,967
Charter One Financial, Inc.                                              7,015            242,368
Citigroup, Inc.                                                        770,100         37,380,654
City National Corp.                                                      1,300             80,756
The Colonial
  BancGroup, Inc.                                                        8,500            147,220
Comerica, Inc.                                                           6,400            358,784
Commerce
  Bancshares, Inc.                                                       1,890             92,648
Compass Bancshares, Inc.                                                 4,000            157,240
Cullen/Frost Bankers, Inc.                                               1,000             40,570
Downey Financial Corp.                                                     700             34,510
F.N.B. Corp.                                                               765             27,119
Fannie Mae                                                               9,900            743,094
Fifth Third Bancorp                                                    138,100          8,161,710
First Bancorp                                                              500             19,775
First Tennessee
  National Corp.                                                         4,400            194,040
FirstMerit Corp.                                                         5,200            140,244
FleetBoston Financial Corp.                                            101,800          4,443,570
Freddie Mac                                                            300,600         17,530,992
Fulton Financial Corp.                                                   2,887             63,254
Golden West
  Financial Corp.                                                       20,300          2,094,757
Greenpoint Financial Corp.                                               2,250             79,470
Hibernia Corp. Cl. A                                                    12,700            298,577
Hudson United Bancorp                                                    1,200             44,340
Independence Community
  Bank Corp.                                                             1,600             57,552
International
  Bancshares Corp.                                                         800             37,720
J.P. Morgan Chase & Co.                                                127,700          4,690,421
KeyCorp                                                                 56,200          1,647,784
M&T Bank Corp.                                                           2,000            196,600
Marshall and Ilsley Corp.                                                7,100            271,575
Mellon Financial Corp.                                                   4,600            147,706
National City Corp.                                                    260,900          8,854,946
National Commerce
  Financial Corp.                                                        6,200            169,136
New York Community
  Bancorp, Inc.                                                          1,441    $        54,830
North Fork
  Bancorporation, Inc.                                                   3,400            137,598
Northern Trust Corp.                                                     5,500            255,310
Peoples Bank Bridgeport                                                    700             22,820
Popular, Inc.                                                            3,600            161,784
Provident Financial
  Group, Inc.                                                            1,200             38,340
Providian Financial Corp.*                                               4,800             55,872
Regions Financial Corp.                                                 38,600          1,435,920
Sky Financial Group, Inc.                                                2,700             70,038
SLM Corp.                                                              305,700         11,518,776
SouthTrust Corp.                                                         9,500            310,935
Sovereign Bancorp, Inc.                                                  8,800            209,000
State Street Corp.                                                       8,900            463,512
Student Loan Corp.                                                         100             14,600
SunTrust Banks, Inc.                                                    23,800          1,701,700
Trustmark Corp.                                                          1,500             43,905
U.S. Bancorp                                                           152,300          4,535,494
Union Planters Corp.                                                    37,550          1,182,450
UnionBanCal Corp.                                                        2,700            155,358
Valley National Bancorp                                                  2,150             62,780
Wachovia Corp.                                                         115,600          5,385,804
Washington Federal, Inc.                                                 2,277             64,667
Washington Mutual, Inc.                                                 90,600          3,634,872
Webster Financial Corp.                                                  1,500             68,790
Wells Fargo & Co.                                                      379,800         22,366,422
Whitney Holding Corp.                                                    8,600            352,514
Wilmington Trust Corp.                                                   1,200             43,200
Zions Bancorp                                                            2,800            171,724
                                                                                  ---------------
                                                                                      171,892,192
                                                                                  ---------------
BEVERAGES -- 2.0%
The Coca-Cola Co.                                                        6,800            345,100
Coca-Cola Enterprises, Inc.                                              5,200            113,724
Constellation Brands, Inc.*                                                100              3,293
Coors (Adolph) Co. Cl. B                                                   900             50,490
Diageo PLC Sponsored
  ADR (United Kingdom)                                                 322,400         17,042,064
The Pepsi Bottling
  Group, Inc.                                                              900             21,762
PepsiAmericas, Inc.                                                      1,900             32,528
PepsiCo, Inc.                                                            2,400            111,888
                                                                                  ---------------
                                                                                       17,720,849
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
BROADCASTING, PUBLISHING & PRINTING -- 2.6%
Belo Corp. Cl. A                                                         2,200    $        62,348
Cablevision Systems
  Corp. Cl. A*                                                             300              7,017
Comcast Corp. Cl. A*                                                    80,120          2,633,544
Cox Communications,
  Inc. Cl. A*                                                              100              3,445
Fox Entertainment Group,
  Inc. Cl. A*                                                            3,500            102,025
Gannett Co., Inc.                                                      166,600         14,854,056
Hughes Electronics Corp.*                                               11,442            189,365
Knight Ridder, Inc.                                                      2,300            177,951
Lee Enterprises, Inc.                                                    1,500             65,475
Liberty Media Corp. Cl. A*                                              53,300            633,737
McClatchy Co. Cl. A                                                        500             34,400
The McGraw-Hill
  Companies, Inc.                                                          700             48,944
Media General, Inc. Cl. A                                                  500             32,550
Meredith Corp.                                                             500             24,405
New York Times Co. Cl. A                                                 1,600             76,464
News Corp. Limited
  Preferred Sponsored
  ADR (Australia)                                                        1,279             38,690
Scholastic Corp.*                                                          800             27,232
Time Warner, Inc.*                                                     189,000          3,400,110
Tribune Co.                                                                700             36,120
UnitedGlobalCom,
  Inc. Cl. A*                                                           20,400            172,992
Viacom, Inc. Cl. B                                                      23,800          1,056,244
Washington Post Co. Cl. B                                                  100             79,140
                                                                                  ---------------
                                                                                       23,756,254
                                                                                  ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.3%
Florida Rock
  Industries, Inc.                                                       4,900            268,765
Lafarge North America, Inc.                                              1,100             44,572
Martin Marietta
  Materials, Inc.                                                       11,300            530,761
Masco Corp.                                                             33,100            907,271
Vulcan Materials Co.                                                    12,900            613,653
                                                                                  ---------------
                                                                                        2,365,022
                                                                                  ---------------
CHEMICALS -- 5.3%
Air Products &
  Chemicals, Inc.                                                        1,000             52,830
Airgas, Inc.                                                             2,100             45,108
Ashland, Inc.                                                           20,900            920,854
Cabot Corp.                                                                100              3,184
Cytec Industries, Inc.*                                                  4,100            157,399
Dow Chemical Co.                                                       335,400         13,942,578
Du Pont (E.I.)
  de Nemours & Co.                                                     245,900         11,284,351
Engelhard Corp.                                                          4,700            140,765
The Lubrizol Corp.                                                      18,300            595,116
Monsanto Co.                                                            20,900    $       601,502
PPG Industries, Inc.                                                   300,900         19,263,618
Praxair, Inc.                                                            5,000            191,000
Rohm & Haas Co.                                                          5,300            226,363
The Valspar Corp.                                                        1,700             84,014
                                                                                  ---------------
                                                                                       47,508,682
                                                                                  ---------------
COMMERCIAL SERVICES -- 1.9%
Cendant Corp.*                                                          60,000          1,336,200
Convergys Corp.*                                                        14,300            249,678
Donnelley (R.R.) &
  Sons Co.                                                               3,200             96,480
Equifax, Inc.                                                              700             17,150
Fluor Corp.                                                              5,900            233,876
Global Payments, Inc.                                                      100              4,712
Ikon Office Solutions, Inc.                                             13,600            161,296
Manpower, Inc.                                                           2,800            131,824
Neurocrine
  Biosciences, Inc.*                                                       500             27,270
PerkinElmer, Inc.                                                        6,800            116,076
Rent-A-Center, Inc.*                                                       300              8,964
Republic Services, Inc.                                                  7,100            181,973
Ryder System, Inc.                                                       1,700             58,055
Service Corp. International*                                             9,100             49,049
Servicemaster Co.                                                          800              9,320
Valassis
  Communications, Inc.*                                                  1,100             32,285
Viad Corp.                                                               1,300             32,500
Waste Management, Inc.                                                 480,200         14,213,920
                                                                                  ---------------
                                                                                       16,960,628
                                                                                  ---------------
COMMUNICATIONS -- 1.6%
ADC
  Telecommunications, Inc.*                                            260,200            772,794
American Tower Corp. Cl. A*                                              3,200             34,624
Avaya, Inc.*                                                            17,500            226,450
BCE, Inc.                                                              234,600          5,245,656
Citizens
  Communications Co.*                                                    8,700            108,054
Harris Corp.                                                             7,200            273,240
L-3 Communications
  Holdings, Inc.*                                                        1,100             56,496
Lucent Technologies, Inc.*                                             259,600            737,264
Nortel Networks Corp.*                                                 335,600          1,419,588
NTL, Inc.*                                                               1,400             97,650
Polycom, Inc.*                                                           5,900            115,168
SBC Communications, Inc.                                               178,300          4,648,281
Scientific-Atlanta, Inc.                                                 6,700            182,910
Sirius Satellite Radio, Inc.*                                           29,400             92,904
Tellabs, Inc.*                                                          80,800            681,144
XM Satellite Radio
  Holdings, Inc. Cl. A*                                                  3,400             89,624
                                                                                  ---------------
                                                                                       14,781,847
                                                                                  ---------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Motorola, Inc.                                                          48,400    $       680,988
                                                                                  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.1%
3Com Corp.*                                                              6,400             52,288
Autodesk, Inc.                                                           3,200             78,656
Cadence Design
  Systems, Inc.*                                                         6,200            111,476
Computer Sciences Corp.*                                                 6,600            291,918
Unisys Corp.*                                                            2,500             37,125
                                                                                  ---------------
                                                                                          571,463
                                                                                  ---------------
COMPUTER PROGRAMMING SERVICES -- 0.0%
Ceridian Corp.*                                                          1,600             33,504
VeriSign, Inc.*                                                          1,700             27,710
                                                                                  ---------------
                                                                                           61,214
                                                                                  ---------------
COMPUTER RELATED SERVICES -- 0.1%
Acxiom Corp.*                                                              600             11,142
Checkfree Corp.*                                                         1,000             27,650
Ingram Micro, Inc. Cl. A*                                               43,800            696,420
                                                                                  ---------------
                                                                                          735,212
                                                                                  ---------------
COMPUTERS & INFORMATION -- 1.8%
Apple Computer, Inc.*                                                  664,500         14,200,365
Comverse Technology, Inc.*                                               2,100             36,939
Diebold, Inc.                                                            5,400            290,898
Emulex Corp.*                                                              700             18,676
Jabil Circuit, Inc.*                                                       500             14,150
Maxtor Corp.*                                                            9,800            108,780
Quantum Corp.*                                                          51,900            161,928
Solectron Corp.*                                                       164,575            972,638
Storage Technology Corp.*                                                2,000             51,500
Symbol Technologies, Inc.                                                  900             15,201
Tech Data Corp.*                                                         8,500            734,265
                                                                                  ---------------
                                                                                       16,605,340
                                                                                  ---------------
COMPUTERS & OFFICE EQUIPMENT -- 2.7%
Electronic Data
  Systems Corp.                                                         15,000            368,100
Hewlett-Packard Co.                                                    245,203          5,632,313
International Business
  Machines Corp.                                                       184,300         17,080,924
Pitney Bowes, Inc.                                                      20,300            824,586
                                                                                  ---------------
                                                                                       23,905,923
                                                                                  ---------------
CONTAINERS -- 0.2%
Ball Corp.                                                                 400             23,828
Bemis Co., Inc.                                                          1,100             55,000
Owens-Illinois, Inc.*                                                   16,900            200,941
Pactiv Corp.*                                                            3,000             71,700
Smurfit-Stone
  Container Corp.                                                       52,900            982,353
Temple-Inland, Inc.                                                      5,000            313,350
                                                                                  ---------------
                                                                                        1,647,172
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
COSMETICS & PERSONAL CARE -- 0.4%
Alberto-Culver Co. Cl. B                                                 1,300    $        82,004
Avon Products, Inc.                                                      4,100            276,709
Colgate-Palmolive Co.                                                      300             15,015
Dial Corp.                                                                 900             25,623
The Gillette Co.                                                        12,700            466,471
Kimberly-Clark Corp.                                                    11,000            649,990
The Procter & Gamble Co.                                                21,200          2,117,456
                                                                                  ---------------
                                                                                        3,633,268
                                                                                  ---------------
DATA PROCESSING & PREPARATION -- 0.8%
Affiliated Computer
  Services, Inc. Cl. A*                                                    500             27,230
Automatic Data
  Processing, Inc.                                                     167,700          6,642,597
Deluxe Corp.                                                            18,600            768,738
NCR Corp.*                                                               3,500            135,800
                                                                                  ---------------
                                                                                        7,574,365
                                                                                  ---------------
ELECTRIC UTILITIES -- 4.8%
Allete, Inc.                                                             2,700             82,620
Alliant Energy Corp.                                                    27,200            677,280
Ameren Corp.                                                            23,300          1,071,800
American Electric
  Power Co.                                                             53,800          1,641,438
CenterPoint Energy, Inc.                                                10,800            104,652
Cinergy Corp.                                                           32,175          1,248,712
Consolidated Edison, Inc.                                               29,700          1,277,397
Constellation Energy
  Group, Inc.                                                           37,900          1,484,164
Dominion Resources, Inc.                                                 7,900            504,257
DPL, Inc.                                                                4,200             87,696
DTE Energy Co.                                                           2,000             78,800
Duke Energy Corp.                                                       16,700            341,515
Duquesne Light
  Holdings, Inc.                                                         2,800             51,352
Edison International*                                                   63,800          1,399,134
Energy East Corp.                                                        1,100             24,640
Entergy Corp.                                                          267,600         15,287,988
Exelon Corp.                                                           103,600          6,874,896
FirstEnergy Corp.                                                        6,700            235,840
FPL Group, Inc.                                                          5,600            366,352
Great Plains Energy, Inc.                                                2,200             70,004
MDU Resources
  Group, Inc.                                                            3,600             85,716
NiSource, Inc.                                                           5,200            114,088
Northeast Utilities                                                     44,800            903,616
NSTAR                                                                  113,900          5,524,150
OGE Energy Corp.                                                         2,400             58,056
Pepco Holdings, Inc.                                                       900             17,586
PG&E Corp.*                                                             13,700            380,449
Pinnacle West Capital Corp.                                                500             20,010
PPL Corp.                                                               29,900          1,308,125
Progress Energy, Inc.                                                    4,100            185,566
Public Service Enterprise
  Group, Inc.                                                            7,600    $       332,880
Puget Energy, Inc.                                                      10,200            242,454
Reliant Resources, Inc.*                                                 8,300             61,088
SCANA Corp.                                                              1,000             34,250
Southern Co.                                                            22,400            677,600
Teco Energy, Inc.                                                        5,900             85,019
Texas Genco Holdings, Inc.                                                 500             16,250
TXU Corp.                                                               14,200            336,824
Wisconsin Energy Corp.                                                   3,600            120,420
WPS Resources Corp.                                                      1,000             46,230
                                                                                  ---------------
                                                                                       43,460,914
                                                                                  ---------------
ELECTRICAL EQUIPMENT -- 0.0%
Ametek, Inc.                                                               500             24,130
                                                                                  ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 0.5%
Advanced Micro
  Devices, Inc.*                                                         7,000            104,300
American Power
  Conversion Corp.                                                       4,600            112,470
Applied Micro
  Circuits Corp.*                                                        3,100             18,538
Arrow Electronics, Inc.*                                                 2,300             53,222
Atmel Corp.*                                                            14,700             88,347
Avnet, Inc.*                                                             5,100            110,466
Cypress
  Semiconductor Corp.*                                                   3,400             72,624
Emerson Electric Co.                                                    11,000            712,250
Energizer Holdings, Inc.*                                                1,900             71,364
Fairchild Semiconductor
  International, Inc. Cl. A*                                             1,400             34,958
Flextronics
  International Limited*                                                53,700            796,908
Hubbell, Inc. Cl. B                                                     24,100          1,062,810
Integrated Device
  Technology, Inc.*                                                      1,400             24,038
International
  Rectifier Corp.*                                                       2,200            108,702
Intersil Corp. Cl. A                                                     2,300             57,155
Johnson Controls, Inc.                                                   2,700            313,524
LSI Logic Corp.*                                                         6,700             59,429
Micron Technology, Inc.*                                                 9,500            127,965
Molex, Inc.                                                                400             13,956
National
  Semiconductor Corp.*                                                     900             35,469
Rockwell Automation, Inc.                                                5,100            181,560
Sanmina-SCI Corp.*                                                      56,500            712,465
                                                                                  ---------------
                                                                                        4,872,520
                                                                                  ---------------
ENERGY -- 9.3%
Amerada Hess Corp.                                                       6,300            334,971
Anadarko Petroleum Corp.                                                 5,100            260,151
Apache Corp.                                                             4,940            400,634
BP PLC Sponsored ADR
  (United Kingdom)                                                     277,700    $    13,704,495
Burlington Resources, Inc.                                               7,600            420,888
Chesapeake Energy Corp.                                                 20,400            277,032
ChevronTexaco Corp.                                                     67,800          5,857,242
ConocoPhillips                                                          66,867          4,384,469
Devon Energy Corp.                                                      10,328            591,381
Dynegy, Inc. Cl. A*                                                      8,500             36,380
Ensco International, Inc.                                                2,300             62,491
Equitable Resources, Inc.                                                2,000             85,840
Exxon Mobil Corp.                                                      854,900         35,050,900
Halliburton Co.                                                          1,700             44,200
Kerr-McGee Corp.                                                         3,200            148,768
KeySpan Corp.                                                            3,200            117,760
Kinder Morgan, Inc.                                                        600             35,460
Marathon Oil Corp.                                                      56,800          1,879,512
Murphy Oil Corp.                                                           500             32,655
National Fuel Gas Co.                                                    2,000             48,880
Newfield Exploration Co.*                                                  800             35,632
Nicor, Inc.                                                              1,400             47,656
Occidental Petroleum Corp.                                              52,900          2,234,496
Oneok, Inc.                                                             16,700            368,736
Peabody Energy Corp.                                                     1,000             41,710
Peoples Energy Corp.                                                     1,200             50,448
Pioneer Natural
  Resources Co.*                                                         3,200            102,176
Pogo Producing Co.                                                       2,000             96,600
Pride International, Inc.*                                               2,300             42,872
Questar Corp.                                                            2,900            101,935
Royal Dutch Petroleum
  Co. NY Shares                                                        247,100         12,945,569
Sempra Energy                                                           37,500          1,127,250
Sunoco, Inc.                                                             6,300            322,245
UGI Corp.                                                                1,300             44,070
Unocal Corp.                                                             8,000            294,640
Valero Energy Corp.                                                     28,000          1,297,520
Vectren Corp.                                                              300              7,395
Western Gas
  Resources, Inc.                                                        5,000            236,250
Westport Resources Corp.*                                                  700             20,902
The Williams
  Companies, Inc.                                                       42,200            414,404
Xcel Energy, Inc.                                                       33,200            563,736
XTO Energy, Inc.                                                         1,433             40,554
                                                                                  ---------------
                                                                                       84,210,905
                                                                                  ---------------
ENTERTAINMENT & LEISURE -- 1.3%
Blockbuster, Inc. Cl. A                                                  7,100            127,445
Brunswick Corp.                                                          2,200             70,026
GTECH Holdings Corp.                                                     6,400            316,736
Harrah's
  Entertainment, Inc.                                                    1,300             64,701
Park Place
  Entertainment Corp.*                                                   9,000             97,470

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
Regal Entertainment
  Group Cl. A                                                              800    $        16,416
The Walt Disney Co.                                                    451,200         10,526,496
                                                                                  ---------------
                                                                                       11,219,290
                                                                                  ---------------
FINANCIAL SERVICES -- 4.9%
AG Edwards, Inc.                                                         1,100             39,853
Allied Capital Corp.                                                       300              8,364
AMB Property Corp.                                                         400             13,152
American Capital
  Strategies Limited                                                     4,800            142,704
American Express Co.                                                   279,200         13,465,816
AmeriCredit Corp.*                                                       6,600            105,138
Annaly Mortgage
  Management, Inc.                                                       2,900             53,360
Apartment Investment &
  Management Co. Cl. A                                                   2,800             96,600
Archstone-Smith Trust                                                    3,600            100,728
Arden Realty, Inc.                                                       1,800             54,612
AvalonBay
  Communities, Inc.                                                      1,700             81,260
Bear Stearns
  Companies, Inc.                                                       15,400          1,231,230
Boston Properties, Inc.                                                  3,100            149,389
Camden Property Trust                                                    1,000             44,300
CarrAmerica Realty Corp.                                                 4,900            145,922
Catellus Development Corp.                                                 432             10,420
CBL & Associates
  Properties, Inc. REIT                                                    700             39,550
Centerpoint
  Properties Corp.                                                         400             29,960
Chelsea Property Group,
  Inc. REIT                                                                600             32,886
CIT Group, Inc.                                                          7,400            266,030
Countrywide
  Financial Corp.                                                       22,399          1,698,964
Cousins Properties, Inc.                                                   700             21,420
Crescent Real Estate
  Equities Co.                                                           9,300            159,309
Developers Diversified
  Realty Corp.                                                           2,300             77,211
Duke Realty Corp.                                                        4,100            127,100
E Trade Financial Corp.*                                                 4,600             58,190
Federal Realty Investment
  Trust REIT                                                             1,000             38,390
Franklin Resources, Inc.                                                 5,000            260,300
Friedman Billings Ramsey
  Group, Inc. Cl. A                                                     10,900            251,572
General Growth
  Properties, Inc.                                                       5,700            158,175
The Goldman Sachs
  Group, Inc.                                                           15,600          1,540,188
Health Care Property
  Investors, Inc.                                                          400             20,320
Healthcare Realty
  Trust, Inc.                                                            1,100    $        39,325
Hospitalities
  Properties Trust                                                       1,600             66,048
HRPT Properties Trust                                                   36,200            365,258
Huntington
  Bancshares, Inc.                                                      58,000          1,305,000
IndyMac Bancorp, Inc.                                                   10,900            324,711
iStar Financial, Inc.                                                    2,600            101,140
Janus Capital Group, Inc.                                                7,400            121,434
Jefferies Group, Inc.                                                    1,100             36,322
Kimco Realty Corp.                                                       2,800            125,300
Legg Mason, Inc.                                                           300             23,154
Lehman Brothers
  Holdings, Inc.                                                        26,700          2,061,774
Liberty Property Trust                                                   4,100            159,490
The Macerich Co. REIT                                                    1,700             75,650
Mack-Cali Realty Corp.                                                   1,800             74,916
MBNA Corp.                                                               9,800            243,530
Mercantile
  Bankshares Corp.                                                       2,100             95,718
Merrill Lynch & Co., Inc.                                               53,600          3,143,640
Mills Corp. REIT                                                           600             26,400
Morgan Stanley                                                         230,100         13,315,887
New Plan Excel Realty Trust                                              3,000             74,010
Pan Pacific Retail
  Properties, Inc. REIT                                                  1,000             47,650
PNC Financial Services
  Group, Inc.                                                           10,800            591,084
Price (T. Rowe) Group, Inc.                                              1,000             47,410
ProLogis Trust                                                           1,499             48,103
Public Storage, Inc.                                                     2,700            117,153
Raymond James
  Financial, Inc.                                                        6,000            226,200
Realty Income Corp. REIT                                                 1,100             44,000
Regency Centers Corp.                                                      800             31,880
The Rouse Co.                                                            1,500             70,500
Shurgard Storage Centers,
  Inc. Cl. A REIT                                                        1,300             48,945
Simon Property Group, Inc.                                               1,600             74,144
Thornburg Mortgage,
  Inc. REIT                                                              5,600            152,320
Trizec Properties, Inc.                                                 25,000            385,000
United Dominion Realty
  Trust, Inc.                                                              600             11,520
Vornado Realty Trust                                                     2,500            136,875
Weingarten Realty Investors                                              1,200             53,220
                                                                                  ---------------
                                                                                       44,387,124
                                                                                  ---------------
FOODS -- 3.7%
Archer-Daniels-Midland Co.                                              91,800          1,397,196
Campbell Soup Co.                                                        4,600            123,280
ConAgra Foods, Inc.                                                     16,800            443,352
Dean Foods Co.*                                                          5,500            180,785
Del Monte Foods Co.*                                                     2,100    $        21,840
General Mills, Inc.                                                      2,600            117,780
Heinz (H. J.) Co.                                                      397,300         14,473,639
Hershey Foods Corp.                                                      1,400            107,786
Hormel Foods Corp.                                                       1,600             41,296
The J.M. Smucker Co.                                                     1,700             76,993
Kellogg Co.                                                            305,600         11,637,248
Kraft Foods, Inc. Cl. A                                                  2,800             90,216
The Kroger Co.*                                                         64,200          1,188,342
Safeway, Inc.*                                                          42,200            924,602
Sara Lee Corp.                                                          64,100          1,391,611
Smithfield Foods, Inc.*                                                  2,800             57,960
SuperValu, Inc.                                                          5,700            162,963
Tyson Foods, Inc. Cl. A                                                 91,600          1,212,784
                                                                                  ---------------
                                                                                       33,649,673
                                                                                  ---------------
FOREST PRODUCTS & PAPER -- 2.6%
Boise Cascade Corp.                                                     20,900            686,774
Georgia-Pacific Corp.                                                   55,100          1,689,917
International Paper Co.                                                  9,300            400,923
MeadWestvaco Corp.                                                      39,900          1,187,025
Plum Creek Timber
  Co., Inc.                                                                600             18,270
Rayonier, Inc.                                                           1,450             60,190
Weyerhaeuser Co.                                                       303,300         19,411,200
                                                                                  ---------------
                                                                                       23,454,299
                                                                                  ---------------
HEALTHCARE -- 0.4%
GlaxoSmithKline PLC ADR
  (United Kingdom)                                                      18,700            871,794
HCA, Inc.                                                                  100              4,296
Health Net, Inc.*                                                       45,500          1,487,850
Human Genome
  Sciences, Inc.*                                                        2,000             26,500
Humana, Inc.*                                                           52,800          1,206,480
Laboratory Corp. of
  America Holdings*                                                        300             11,085
Manor Care, Inc.                                                         1,700             58,769
Pacificare Health Systems*                                               2,000            135,200
Universal Health
  Services Cl. B                                                           100              5,372
Wellpoint Health
  Networks, Inc.*                                                        1,100            106,689
                                                                                  ---------------
                                                                                        3,914,035
                                                                                  ---------------
HEAVY CONSTRUCTION -- 0.0%
Hovnanian K
  Enterprises, Inc.*                                                       300             26,118
                                                                                  ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.7%
Centex Corp.                                                             2,100            226,065
D.R. Horton, Inc.                                                        5,000            216,300
Hillenbrand Industries, Inc.                                             1,200             74,472
HON Industries, Inc.                                                     3,400            147,288

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
KB Home                                                                 17,800    $     1,290,856
Leggett & Platt, Inc.                                                   39,000            843,570
Lennar Corp.                                                             1,700            163,200
MDC Holdings, Inc.                                                       3,400            219,300
Mohawk Industries, Inc.*                                                   800             56,432
Pulte Homes, Inc.                                                       21,800          2,040,916
The Ryland Group, Inc.                                                   2,300            203,872
Toll Brothers, Inc.*                                                     1,200             47,712
Whirlpool Corp.                                                          5,100            370,515
                                                                                  ---------------
                                                                                        5,900,498
                                                                                  ---------------
HOUSEHOLD PRODUCTS -- 0.5%
Black & Decker Corp.                                                    18,100            892,692
The Clorox Co.                                                           2,400            116,544
Corning, Inc.*                                                         193,500          2,018,205
Fortune Brands, Inc.                                                     3,800            271,662
RPM, Inc.                                                                4,400             72,424
Sherwin-Williams Co.                                                    31,300          1,087,362
                                                                                  ---------------
                                                                                        4,458,889
                                                                                  ---------------
INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                                      100              4,739
                                                                                  ---------------
INDUSTRIAL - DIVERSIFIED -- 0.5%
3M Co.                                                                   3,200            272,096
Blyth, Inc.                                                                700             22,554
Carlisle Companies, Inc.                                                 2,400            146,064
Cooper Industries
  Limited Cl. A                                                         17,200            996,396
Danaher Corp.                                                              200             18,350
Eaton Corp.                                                             14,600          1,576,508
Harsco Corp.                                                             1,300             56,966
Illinois Tool Works, Inc.                                                2,700            226,557
Textron, Inc.                                                           26,800          1,529,208
                                                                                  ---------------
                                                                                        4,844,699
                                                                                  ---------------
INFORMATION RETRIEVAL SERVICES -- 0.0%
Avocent Corp.*                                                           2,800            102,256
                                                                                  ---------------
INSURANCE -- 8.4%
ACE Limited                                                             11,000            455,620
Aetna, Inc.                                                             27,700          1,871,966
AFLAC, Inc.                                                            203,600          7,366,248
Allstate Corp.                                                         317,500         13,658,850
Ambac Financial
  Group, Inc.                                                            2,400            166,536
American Financial
  Group, Inc.                                                            1,000             26,460
American International
  Group, Inc.                                                          334,500         22,170,660
American National
  Insurance Co.                                                            300             25,311
Anthem, Inc.*                                                            2,055            154,125
Aon Corp.                                                                4,800            114,912
Berkley (W.R.) Corp.                                                     1,975             69,026
Chubb Corp.                                                             22,000    $     1,498,200
Cigna Corp.                                                              5,200            299,000
Cincinnati Financial Corp.                                               4,200            175,896
Everest Re Group Limited                                                88,200          7,461,720
Fidelity National
  Financial, Inc.                                                        8,137            315,553
First American Corp.                                                    11,500            342,355
The Hartford Financial
  Services Group, Inc.                                                   4,800            283,344
HCC Insurance
  Holdings, Inc.                                                         1,200             38,160
Jefferson-Pilot Corp.                                                    4,300            217,795
John Hancock Financial
  Services, Inc.                                                         9,000            337,500
Leucadia National Corp.                                                    700             32,270
Lincoln National Corp.                                                   7,900            318,923
Loews Corp.                                                              2,500            123,625
MBIA, Inc.                                                               4,500            266,535
Mercury General Corp.                                                      800             37,240
Metlife, Inc.                                                           43,700          1,471,379
Mony Group, Inc.*                                                        1,300             40,677
Nationwide Financial
  Services, Inc. Cl. A                                                   4,100            135,546
Old Republic
  International Corp.                                                    6,450            163,572
PartnerRe Limited                                                        6,500            377,325
The PMI Group, Inc.                                                      2,600             96,798
Principal Financial
  Group, Inc.                                                           10,800            357,156
Protective Life Corp.                                                    1,900             64,296
Prudential Financial, Inc.                                              17,100            714,267
Radian Group, Inc.                                                     236,400         11,524,500
Reinsurance Group of
  America, Inc.                                                            600             23,190
RenaissanceRe
  Holdings Limited                                                       4,600            225,630
Safeco Corp.                                                             4,200            163,506
The St. Paul
  Companies, Inc.                                                       13,900            551,135
StanCorp Financial
  Group, Inc.                                                            1,000             62,880
Torchmark Corp.                                                          3,600            163,944
Transatlantic Holdings, Inc.                                               300             24,240
Travelers Property Casualty
  Corp. Cl. A                                                           48,750            818,025
Travelers Property Casualty
  Corp. Cl. B                                                           36,276            615,604
Unitrin, Inc.                                                            1,300             53,833
UnumProvident Corp.                                                     10,500            165,585
WellChoice, Inc.*                                                        3,300            113,850
Wesco Financial Corp.                                                      100             35,200
                                                                                  ---------------
                                                                                       75,789,968
                                                                                  ---------------
LODGING -- 0.1%
Hilton Hotels Corp.                                                      5,200    $        89,076
Mandalay Resort Group                                                    7,900            353,288
Marriott International,
  Inc. Cl. A                                                             2,700            124,740
MGM Mirage, Inc.*                                                        1,400             52,654
Starwood Hotels & Resorts
  Worldwide, Inc.                                                        5,700            205,029
                                                                                  ---------------
                                                                                          824,787
                                                                                  ---------------
MACHINERY & COMPONENTS -- 0.9%
Baker Hughes, Inc.                                                         100              3,216
Caterpillar, Inc.                                                        3,200            265,664
Cummins, Inc.                                                            1,100             53,834
Deere & Co.                                                              7,300            474,865
Dover Corp.                                                              5,100            202,725
Pall Corp.                                                                 700             18,781
Parker-Hannifin Corp.                                                  120,000          7,140,000
                                                                                  ---------------
                                                                                        8,159,085
                                                                                  ---------------
MANUFACTURING -- 0.0%
AptarGroup, Inc.                                                         1,500             58,500
Pentair, Inc.                                                            1,400             63,980
                                                                                  ---------------
                                                                                          122,480
                                                                                  ---------------
MEDICAL SUPPLIES -- 0.2%
Agilent Technologies, Inc.*                                             16,100            470,764
Apogent Technologies, Inc.*                                              2,700             62,208
Bard (C.R.), Inc.                                                          200             16,250
Bausch & Lomb, Inc.                                                      1,600             83,040
Becton, Dickinson & Co.                                                    200              8,228
Guidant Corp.                                                           15,400            927,080
Tektronix, Inc.                                                          1,900             60,040
Thermo Electron Corp.*                                                     300              7,560
                                                                                  ---------------
                                                                                        1,635,170
                                                                                  ---------------
METALS -- 0.1%
Southern Peru Copper Corp.                                               8,700            410,292
                                                                                  ---------------
METALS & MINING -- 0.2%
Alcoa, Inc.                                                             22,900            870,200
Crane Co.                                                               18,100            556,394
Newmont Mining Corp.                                                     3,700            179,857
Phelps Dodge Corp.*                                                      1,200             91,308
Precision Castparts Corp.                                                7,200            326,952
                                                                                  ---------------
                                                                                        2,024,711
                                                                                  ---------------
OIL & GAS -- 0.0%
AGL Resources, Inc.                                                      2,400             69,840
WGL Holdings, Inc.                                                       1,700             47,243
                                                                                  ---------------
                                                                                          117,083
                                                                                  ---------------
PHARMACEUTICALS -- 3.9%
Abbott Laboratories                                                      4,800            223,680
AmerisourceBergen Corp.                                                    800             44,920
Bristol-Myers Squibb Co.                                               506,400         14,483,040

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
Henry Schein, Inc.*                                                      1,700    $       114,886
ICOS Corp.*                                                                600             24,768
Invitrogen Corp.*                                                        3,400            238,000
King Pharmaceuticals, Inc.*                                             11,100            169,386
McKesson Corp.                                                           3,700            118,992
Medco Health
  Solutions, Inc.*                                                           5                170
Merck & Co., Inc.                                                       66,400          3,067,680
Millennium
  Pharmaceuticals, Inc.*                                                 4,600             85,882
Omnicare, Inc.                                                           1,100             44,429
Pfizer, Inc.                                                           451,400         15,947,962
Schering-Plough Corp.                                                   13,700            238,243
Sigma-Aldrich Corp.                                                      1,500             85,770
Valeant Pharmaceuticals
  International                                                          8,900            223,835
Watson
  Pharmaceutical, Inc.*                                                  3,600            165,600
Wyeth                                                                    4,800            203,760
                                                                                  ---------------
                                                                                       35,481,003
                                                                                  ---------------
PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.0%
Eastman Kodak Co.                                                        8,900            228,463
                                                                                  ---------------
PREPACKAGED SOFTWARE -- 0.1%
BMC Software, Inc.*                                                        600             11,190
Computer Associates
  International, Inc.                                                    3,200             87,488
Novell, Inc.*                                                            5,400             56,808
Peoplesoft, Inc.*                                                        7,300            166,440
Siebel Systems, Inc.*                                                    4,900             67,963
SunGard Data
  Systems, Inc.*                                                           700             19,397
                                                                                  ---------------
                                                                                          409,286
                                                                                  ---------------
REAL ESTATE -- 0.1%
Equity Office
  Properties Trust                                                      15,500            444,075
Equity Residential                                                       8,300            244,933
MI Developments,
  Inc. Cl. A*                                                                1                 28
                                                                                  ---------------
                                                                                          689,036
                                                                                  ---------------
RESTAURANTS -- 2.1%
CBRL Group, Inc.                                                         4,400            168,344
McDonald's Corp.                                                       743,900         18,471,037
Wendy's International, Inc.                                              3,200            125,568
                                                                                  ---------------
                                                                                       18,764,949
                                                                                  ---------------
RETAIL -- 1.5%
Barnes & Noble, Inc.*                                                    1,100             36,135
Big Lots, Inc.*                                                          2,000             28,420
Borders Group, Inc.*                                                     2,000             43,840
Costco Wholesale Corp.*                                                 10,400            386,672
CVS Corp.                                                               12,500            451,500
Federated Department
  Stores, Inc.                                                          31,100    $     1,465,743
Foot Locker, Inc.                                                        5,600            131,320
J.C. Penney Company, Inc.                                                8,700            228,636
The May Department
  Stores Co.                                                            33,600            976,752
MSC Industrial Direct
  Co. Cl. A                                                              8,200            225,500
Neiman Marcus Group,
  Inc. Cl. A*                                                            1,100             59,037
Rite Aid Corp.*                                                      1,107,200          6,687,488
Saks, Inc.*                                                              4,000             60,160
Sears, Roebuck and Co.                                                  51,300          2,333,637
TJX Companies, Inc.                                                     11,700            257,985
Toys R Us, Inc.*                                                         6,600             83,424
                                                                                  ---------------
                                                                                       13,456,249
                                                                                  ---------------
RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                                       22,400            507,360
Winn-Dixie Stores, Inc.                                                  2,600            25,870
                                                                                  ---------------
                                                                                          533,230
                                                                                  ---------------
TELEPHONE UTILITIES -- 3.1%
Alltel Corp.                                                             6,200            288,796
AT&T Corp.                                                              28,700            582,610
BellSouth Corp.                                                        122,200          3,458,260
CenturyTel, Inc.                                                         5,100            166,362
Qwest Communications
  International, Inc.*                                                 179,000            773,280
Sprint Corp. (FON Group)                                               124,100          2,037,722
Sprint Corp. (PCS Group)*                                               54,100            304,042
Telephone & Data
  Systems, Inc.                                                            600             37,530
Verizon
  Communications, Inc.                                                 574,500         20,153,460
West Corp.*                                                                200              4,646
                                                                                  ---------------
                                                                                       27,806,708
                                                                                  ---------------
TOBACCO -- 0.8%
Altria Group, Inc.                                                     115,300          6,274,626
Loews Corp. -
  Carolina Group                                                         1,500             37,860
Reynolds (R.J.) Tobacco
  Holdings, Inc.                                                         2,900            168,635
UST, Inc.                                                               29,400          1,049,286
                                                                                  ---------------
                                                                                        7,530,407
                                                                                  ---------------
TOYS, GAMES -- 0.0%
Hasbro, Inc.                                                             3,900             82,992
                                                                                  ---------------
TRANSPORTATION -- 2.3%
Burlington Northern
  Santa Fe Corp.                                                        50,400          1,630,440
CNF, Inc.                                                                1,500             50,850
CSX Corp.                                                               31,100          1,117,734
FedEx Corp.                                                              6,800    $       459,000
J.B. Hunt Transport
  Services, Inc.*                                                       10,300            278,203
Norfolk Southern Corp.                                                  57,500          1,359,875
Swift Transportation
  Co., Inc.*                                                             6,500            136,630
Union Pacific Corp.                                                    225,200         15,646,896
Werner Enterprises, Inc.                                                   900             17,541
                                                                                  ---------------
                                                                                       20,697,169
                                                                                  ---------------
TRAVEL -- 0.0%
Sabre Holdings Corp.                                                     4,000             86,360
                                                                                  ---------------
TOTAL EQUITIES
(COST $752,387,139)                                                                   892,166,406
                                                                                  ===============

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 5.2%

CASH EQUIVALENTS -- 4.0%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $        98,998             98,998
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    523,086            523,086
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  1,569,259          1,569,259
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    392,315            392,315
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    392,315            392,315
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  1,307,716          1,307,716
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    523,086            523,086
Canadian Imperial Bank
  of Commerce
  Bank Note
  0.990% 05/18/2004                                                  2,615,431          2,615,431
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    261,543            261,543
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                  1,046,172          1,046,172

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                            $       261,543    $       261,543
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  2,693,894          2,693,894
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  1,438,487          1,438,487
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                    784,628            784,628
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                  1,307,716          1,307,716
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                  1,044,015          1,044,015
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  1,305,340          1,305,340
Goldman Sachs
  Financial Square Prime
  Obligations
  Money Market Fund                                                    523,086            523,086
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    287,697            287,697
Merrill Lynch Premier
  Institutional
  Money Market Fund                                                  1,799,447          1,799,447
Merrimac
  Money Market Fund                                                  4,341,615          4,341,615
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                  1,360,024          1,360,024
National Bank of
  Commerce
  Bank Note
  1.120% 05/19/2004                                                    653,858            653,858
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    653,858            653,858
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    523,086            523,086
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  1,307,716          1,307,716
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    653,858            653,858
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                            $       784,628    $       784,628
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    653,858            653,858
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    653,858            653,858
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  1,307,716          1,307,716
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    261,543            261,543
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  3,138,513          3,138,513
                                                                                  ---------------
                                                                                       36,469,905
                                                                                  ---------------
REPURCHASE AGREEMENT -- 1.2%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                 10,542,431         10,542,431
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                    47,012,336
                                                                                  ---------------

TOTAL INVESTMENTS -- 104.2%
(COST $799,399,475)***                                                                939,178,742

OTHER ASSETS/
(LIABILITIES) -- (4.2%)                                                               (37,424,231)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $   901,754,511
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $10,542,853. Collateralized by U.S. Government Agency obligation with a rate of 4.755%, maturity date of 01/01/2033, and an aggregate market value, including accrued interest, of $11,069,553.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE VALUE EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
ASSETS:
     Investments, at value (cost $752,387,139) (NOTE 2)                                        $     892,166,406
     Short-term investments, at amortized cost (NOTE 2)                                               47,012,336
                                                                                               -----------------
         Total Investments (including securities on loan with market values of $35,194,952)          939,178,742
     Cash                                                                                                  7,079
     Receivables from:
         Fund shares sold                                                                                503,320
         Interest and dividends                                                                        1,594,221
         Foreign taxes withheld                                                                            7,503
                                                                                               -----------------
             Total assets                                                                            941,290,865
                                                                                               -----------------
LIABILITIES:
     Payables for:
         Investments purchased                                                                         1,095,506
         Fund shares repurchased                                                                       1,395,476
         Securities on loan (NOTE 2)                                                                  36,469,905
         Directors' fees and expenses (NOTE 3)                                                            30,472
         Affiliates (NOTE 3):
     Investment management fees                                                                          406,890
     Administration fees                                                                                  79,027
     Service fees                                                                                         13,344
     Distribution fees                                                                                       139
     Accrued expense and other liabilities                                                                45,595
                                                                                               -----------------
         Total liabilities                                                                            39,536,354
                                                                                               -----------------
     NET ASSETS                                                                                $     901,754,511
                                                                                               =================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                           $     957,918,721
     Undistributed net investment income                                                              15,308,544
     Accumulated net realized loss on investments                                                   (211,252,021)
     Net unrealized appreciation on investments                                                      139,779,267
                                                                                               -----------------
                                                                                               $     901,754,511
                                                                                               =================
NET ASSETS:
     Class A                                                                                   $      22,209,008
                                                                                               =================
     Class L                                                                                   $      79,610,977
                                                                                               =================
     Class Y                                                                                   $       5,850,114
                                                                                               =================
     Class S                                                                                   $     793,698,767
                                                                                               =================
     Class N                                                                                   $         385,645
                                                                                               =================
SHARES OUTSTANDING:
     Class A                                                                                           2,536,314
                                                                                               =================
     Class L                                                                                           8,970,447
                                                                                               =================
     Class Y                                                                                             655,328
                                                                                               =================
     Class S                                                                                          88,502,028
                                                                                               =================
     Class N                                                                                              44,383
                                                                                               =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                                                   $            8.76
                                                                                               =================
     Class L                                                                                   $            8.87
                                                                                               =================
     Class Y                                                                                   $            8.93
                                                                                               =================
     Class S                                                                                   $            8.97
                                                                                               =================
     Class N                                                                                   $            8.69
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                  YEAR ENDED
                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
INVESTMENT INCOME (NOTE 2):
     Dividends (net of withholding tax of $226,608)                                            $      20,925,022
     Interest (including securities lending income of $53,994)                                           104,562
                                                                                               -----------------
         Total investment income                                                                      21,029,584
                                                                                               -----------------
EXPENSES (NOTE 2):
     Investment management fees (NOTE 3)                                                               4,572,350
     Custody fees                                                                                        121,244
     Shareholder reporting fees                                                                           40,473
     Audit and legal fees                                                                                 27,424
     Directors' fees (NOTE 3)                                                                             20,996
     Trustee reporting                                                                                     8,197
                                                                                               -----------------
                                                                                                       4,790,684
     Administration fees (NOTE 3):
         Class A                                                                                          58,997
         Class L                                                                                         241,483
         Class Y                                                                                          10,878
         Class S                                                                                         548,911
         Class N                                                                                             497
     Distribution fees (NOTE 3):
         Class N                                                                                             338
     Service fees (NOTE 3):
         Class A                                                                                          46,455
         Class N                                                                                             338
                                                                                               -----------------
             Total expenses                                                                            5,698,581
                                                                                               -----------------
             NET INVESTMENT INCOME                                                                    15,331,003
                                                                                               -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on investment transactions                                                    (60,579,703)
     Net change in unrealized appreciation (depreciation) on investments                             266,573,166
                                                                                               -----------------
             NET REALIZED AND UNREALIZED GAIN                                                        205,993,463
                                                                                               -----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $     221,324,466
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED           YEAR ENDED
                                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $      15,331,003    $      13,952,126
     Net realized loss on investment transactions                                       (60,579,703)        (147,265,010)
     Net change in unrealized appreciation (depreciation) on investments                266,573,166          (99,117,493)
                                                                                  -----------------    -----------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                221,324,466         (232,430,377)
                                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
     From net investment income:
     Class A                                                                               (276,785)                   -
     Class L                                                                             (1,267,877)                   -
     Class Y                                                                                (76,834)                   -
     Class S                                                                            (12,067,641)                   -
     Class N                                                                                 (1,661)                   -
                                                                                  -----------------    -----------------
         TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                 (13,690,798)                   -
                                                                                  -----------------    -----------------
     From net realized gains:
     Class A                                                                                      -             (261,614)
     Class L                                                                                      -             (843,645)
     Class Y                                                                                      -             (140,183)
     Class S                                                                                      -          (13,996,694)
                                                                                  -----------------    -----------------
         TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                              -          (15,242,136)
                                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                              2,009,683           (1,817,076)
     Class L                                                                              5,038,678           17,933,537
     Class Y                                                                             (4,362,260)          (3,119,721)
     Class S                                                                           (223,038,337)        (359,854,964)
     Class N                                                                                240,698              101,000*
                                                                                  -----------------    -----------------
         DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                       (220,111,538)        (346,757,224)
                                                                                  -----------------    -----------------
     TOTAL DECREASE IN NET ASSETS                                                       (12,477,870)        (594,429,737)
NET ASSETS:
     Beginning of year                                                                  914,232,381        1,508,662,118
                                                                                  -----------------    -----------------
     End of year (including undistributed net investment income of
       $15,308,544 and $13,987,342, respectively)                                 $     901,754,511    $     914,232,381
                                                                                  =================    =================

  *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE VALUE EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           CLASS A
                                                                           -------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.00     $     8.75     $    12.73     $    16.31     $    18.40
                                            ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.09***        0.06***        0.06***        0.09***        0.17***
  Net realized and unrealized gain (loss)
    on investments                                1.78          (1.70)         (1.94)          0.28          (0.75)
                                            ----------     ----------     ----------     ----------     ----------
      Total income (loss) from investment
        operations                                1.87          (1.64)         (1.88)          0.37          (0.58)
                                            ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.11)             -          (0.09)         (0.19)         (0.28)
  From net realized gains                            -          (0.11)         (2.01)         (3.76)         (1.23)
                                            ----------     ----------     ----------     ----------     ----------
      Total distributions                        (0.11)         (0.11)         (2.10)         (3.95)         (1.51)
                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD              $     8.76     $     7.00     $     8.75     $    12.73     $    16.31
                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN(a)                                  26.95%        (18.76)%       (14.88)%         2.42%         (3.13)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $   22,209     $   15,722     $   21,649     $   12,084     $    1,841
  Net expenses to average daily net
    assets                                        1.09%          1.09%          1.10%          1.09%          1.10%
  Net investment income to average daily
    net assets                                    1.23%          0.76%          0.54%          0.56%          0.92%
  Portfolio turnover rate                           64%            62%            99%            69%            10%

                                                                           CLASS L
                                                                           -------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             12/31/03       12/31/02       12/31/01       12/31/00       12/31/99^
                                            ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.07     $     8.82     $    12.80     $    16.35     $      19.36
                                            ----------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.11***        0.08***        0.09***        0.13***          0.20***
  Net realized and unrealized gain (loss)
    on investments                                1.80          (1.72)         (1.96)          0.29            (1.68)
                                            ----------     ----------     ----------     ----------     ------------
      Total income (loss) from investment
        operations                                1.91          (1.64)         (1.87)          0.42            (1.48)
                                            ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.11)             -          (0.10)         (0.21)           (0.30)
  From net realized gains                            -          (0.11)         (2.01)         (3.76)           (1.23)
                                            ----------     ----------     ----------     ----------     ------------
      Total distributions                        (0.11)         (0.11)         (2.11)         (3.97)           (1.53)
                                            ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD              $     8.87     $     7.07     $     8.82     $    12.80     $      16.35
                                            ==========     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                  27.26%        (18.61)%       (14.71)%         2.74%           (7.63)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $   79,611     $   56,616     $   51,480     $   41,293     $      2,380
  Net expenses to average daily net
    assets                                        0.84%          0.84%          0.85%          0.84%            0.84%*
  Net investment income to average daily
    net assets                                    1.48%          1.04%          0.77%          0.82%            1.68%*
  Portfolio turnover rate                           64%            62%            99%            69%              10%**

   *    ANNUALIZED.
   **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***  PER SHARES AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   ^ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                           CLASS Y
                                                                           -------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.10     $     8.84     $    12.82     $    16.35     $    18.39
                                            ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.12***        0.09***        0.10***        0.18***        0.23***
  Net realized and unrealized gain (loss)
    on investments                                1.82          (1.72)         (1.96)          0.26          (0.73)
                                            ----------     ----------     ----------     ----------     ----------
      Total income (loss) from investment
        operations                                1.94          (1.63)         (1.86)          0.44          (0.50)
                                            ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.11)             -          (0.11)         (0.21)         (0.31)
  From net realized gains                            -          (0.11)         (2.01)         (3.76)         (1.23)
                                            ----------     ----------     ----------     ----------     ----------
      Total distributions                        (0.11)         (0.11)         (2.12)         (3.97)         (1.54)
                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD              $     8.93     $     7.10     $     8.84     $    12.82     $    16.35
                                            ==========     ==========     ==========     ==========     ==========
TOTAL RETURN(a)                                  27.57%        (18.46)%       (14.59)%         2.85%         (2.71)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $    5,850     $    8,755     $   14,066     $   19,340     $   20,262
  Net expenses to average daily net
    assets                                        0.69%          0.69%          0.69%          0.69%          0.69%
  Net investment income to average daily
    net assets                                    1.58%          1.14%          0.92%          1.16%          1.26%
  Portfolio turnover rate                           64%            62%            99%            69%            10%

                                                                              CLASS S
                                                                              -------
                                            YEAR ENDED     YEAR ENDED        YEAR ENDED         YEAR ENDED           YEAR ENDED
                                             12/31/03       12/31/02          12/31/01           12/31/00             12/31/99
                                            ----------     ----------       ------------       ------------          -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.13     $     8.87       $      12.85       $      16.38          $     18.39
                                            ----------     ----------       ------------       ------------          -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.13***        0.10***            0.11***            0.26***              0.27***
  Net realized and unrealized gain (loss)
    on investments                                1.82          (1.73)             (1.96)              0.26                (0.75)
                                            ----------     ----------       ------------       ------------          -----------
      Total income (loss) from investment
        operations                                1.95          (1.63)             (1.85)              0.46                (0.48)
                                            ----------     ----------       ------------       ------------          -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.11)             -              (0.12)             (0.23)               (0.30)
  From net realized gains                            -          (0.11)             (2.01)             (3.76)               (1.23)
                                            ----------     ----------       ------------       ------------          -----------
      Total distributions                        (0.11)         (0.11)             (2.13)             (3.99)               (1.53)
                                            ----------     ----------       ------------       ------------          -----------
NET ASSET VALUE, END OF PERIOD              $     8.97     $     7.13       $       8.87       $      12.85          $     16.38
                                            ==========     ==========       ============       ============          ===========
TOTAL RETURN(a)                                  27.61%        (18.39)%           (14.45)%             2.94%               (2.60)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $  793,699     $  833,038       $  1,421,467       $  2,068,557          $ 2,854,390
  Net expenses to average daily net
    assets                                        0.59%          0.59%              0.59%              0.59%                0.57%
  Net investment income to average daily
    net assets                                    1.71%          1.23%              1.01%              1.28%                1.45%
  Portfolio turnover rate                           64%            62%                99%                69%                  10%

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS N
                                                                              -------
                                                                 YEAR ENDED            PERIOD ENDED
                                                                  12/31/03               12/31/02^
                                                               ---------------        --------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $          6.97        $         6.96
                                                               ---------------        --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.07***               0.00***+
  Net realized and unrealized gain on investments                         1.76                  0.01
                                                               ---------------        --------------
     Total income from investment operations                              1.83                  0.01
                                                               ---------------        --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             (0.11)                    -
                                                               ---------------        --------------
NET ASSET VALUE, END OF PERIOD                                 $          8.69        $         6.97
                                                               ===============        ==============
TOTAL RETURN(a)                                                          26.51%(b)                 -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $           386        $          101
  Net expenses to average daily net assets                                1.40%                    -@
  Net investment income to average daily net assets                       0.93%                    -@
  Portfolio turnover rate                                                   64%                   62%

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
   ^    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FUNDAMENTAL VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               total return by investing primarily in a
MASSMUTUAL FUNDAMENTAL         diversified portfolio of equity securities of
VALUE FUND?                    larger, well-established companies (generally
                               those with market capitalizations over $3.0 billion), using a value-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 29.97%, slightly
                               outpacing the 28.67% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        After a strong second quarter, U.S. equity
BACKGROUND DURING THE          markets mostly treaded water during the third
PERIOD?                        quarter, as investor enthusiasm cooled in the
                               face of weaker-than-expected job growth and a weaker U.S. dollar. Despite an economic expansion that is nearly two years old, investors here and abroad share a sense of unease as a result of a jobless recovery, unbalanced dependence on consumer spending and unsustainable deficits.

                               In the fourth quarter, U.S. equity markets responded strongly to positive economic news. In this environment, value holdings outperformed their growth counterparts by a wide margin.

WHAT FACTORS CONTRIBUTED       Stock selection in six of ten broad industry
TO THE FUND'S                  sectors impacted the Fund's benchmark-relative
PERFORMANCE?                   performance in the third quarter. Holdings in
                               information technology, industrials and consumer discretionary were the largest contributors, while holdings in financials, materials and telecommunications detracted the most from relative results.

                               Turning to the fourth quarter, our stock selection in three sectors drove the Fund's relative performance, as our holdings in health care, information technology and industrials were the largest drivers of performance. Conversely, our holdings in the financials, consumer discretionary and utilities sectors detracted the most from relative results.

WHAT IS YOUR OUTLOOK?          As we closed out 2003, the economy's recovery
                               rate was accelerating and the bear market of 2000-2002 had become a distant memory for many investors. Given that we are two years into an economic expansion and more than one year into a profit recovery, it is well past time that the equity market regain its footing as an anticipatory mechanism rather than a lagging indicator. The global stock market recovery is making up for 2002 as well as anticipating good news in 2004. While the market move could be classified as explosive, it should be considered partly compensatory. We expect a return to more normalized progress over the next year.

                        MASSMUTUAL FUNDAMENTAL VALUE FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Exxon Mobil Corp.
Citigroup, Inc.
Alcoa, Inc.
Pfizer, Inc.
Bank of America Corp.
International Business Machines Corp.
Caterpillar, Inc.
Bank One Corp.
Tyco International Limited
The Goldman Sachs Group, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Fundamental Value Fund Class S, Class A, Class Y, Class L and the S&P 500 Index

MASSMUTUAL FUNDAMENTAL VALUE FUND
TOTAL RETURN

                                          SINCE INCEPTION
                         ONE YEAR          AVERAGE ANNUAL
                     1/1/03 - 12/31/03   12/31/01 - 12/31/03
Class S                   29.97%                1.10%
Class A                   29.43%                0.69%
Class Y                   29.82%                1.01%
Class L                   29.56%                0.91%
------------------------------------------------------------
S&P 500 Index             28.67%               -0.41%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                     CLASS S      CLASS A      CLASS Y      CLASS L       S&P 500 INDEX
12/31/2001          $   10,000   $   10,000   $   10,000   $   10,000      $   10,000
    6/2002          $    9,200   $    9,180   $    9,190   $    9,190      $    8,685
   12/2002          $    7,865   $    7,833   $    7,859   $    7,860      $    7,698
    6/2003          $    8,792   $    8,738   $    8,786   $    8,776      $    8,706
   12/2003          $   10,222   $   10,138   $   10,203   $   10,184      $    9,918

Hypothetical Investments in MassMutual Fundamental Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL FUNDAMENTAL VALUE FUND
TOTAL RETURN

                                                        SINCE INCEPTION
                                    ONE YEAR            AVERAGE ANNUAL
                                1/1/03 - 12/31/03     12/31/02 - 12/31/03
Class N                              29.03%                  28.94%
Class N (CDSC fees deducted)         28.03%                  27.94%
-------------------------------------------------------------------------
S&P 500 Index                        28.67%                  28.74%

[CHART]

                 CLASS N     CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002      $  10,000            $     10,000            $      10,000
    6/2003      $  11,147            $     11,047            $      10,569
   12/2003      $  12,903            $     12,803            $      12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL FUNDAMENTAL VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                   NUMBER OF          MARKET
                                                                    SHARES            VALUE
                                                               ---------------    ---------------
EQUITIES -- 96.8%

AIR TRANSPORTATION -- 0.5%
Southwest Airlines Co.                                                 189,000    $     3,050,460
                                                                                  ---------------
APPAREL, TEXTILES & SHOES -- 1.0%
Nike, Inc. Cl. B                                                        83,800          5,736,948
                                                                                  ---------------
AUTOMOTIVE & PARTS -- 2.3%
AutoNation, Inc.*                                                       74,400          1,366,728
General Motors Corp.                                                   219,400         11,715,960
                                                                                  ---------------
                                                                                       13,082,688
                                                                                  ---------------
BANKING, SAVINGS & LOANS -- 15.7%
Bank of America Corp.                                                  195,500         15,724,065
Bank One Corp.                                                         307,800         14,032,602
Citigroup, Inc.                                                        554,900         26,934,846
Fannie Mae                                                              73,900          5,546,934
National City Corp.                                                    353,900         12,011,366
Washington Mutual, Inc.                                                184,800          7,414,176
Wells Fargo & Co.                                                      152,800          8,998,392
                                                                                  ---------------
                                                                                       90,662,381
                                                                                  ---------------
BEVERAGES -- 1.8%
Coca-Cola
  Enterprises, Inc.                                                    210,900          4,612,383
PepsiCo, Inc.                                                          118,200          5,510,484
                                                                                  ---------------
                                                                                       10,122,867
                                                                                  ---------------
BROADCASTING, PUBLISHING & PRINTING -- 4.9%
Comcast Corp.
  Special Cl. A*                                                       320,800         10,034,624
Gannett Co., Inc.                                                       71,300          6,357,108
Time Warner, Inc.*                                                     671,500         12,080,285
                                                                                  ---------------
                                                                                       28,472,017
                                                                                  ---------------
CHEMICALS -- 2.1%
Du Pont (E.I.)
  de Nemours & Co.                                                     265,000         12,160,850
                                                                                  ---------------
COMMERCIAL SERVICES -- 0.8%
Republic Services, Inc.                                                187,400          4,803,062
                                                                                  ---------------
COMMUNICATIONS -- 2.4%
Nokia Oyj Sponsored ADR
  (Finland)                                                            467,000          7,939,000
SBC Communications, Inc.                                               228,600          5,959,602
                                                                                  ---------------
                                                                                       13,898,602
                                                                                  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 2.1%
Teradyne, Inc.*                                                        466,200         11,864,790
                                                                                  ---------------
COMPUTERS & OFFICE EQUIPMENT -- 4.7%
Hewlett-Packard Co.                                                    497,800         11,434,466
International Business
  Machines Corp.                                                       168,700    $    15,635,116
                                                                                  ---------------
                                                                                       27,069,582
                                                                                  ---------------
COSMETICS & PERSONAL CARE -- 1.2%
Kimberly-Clark Corp.                                                   114,400          6,759,896
                                                                                  ---------------
ELECTRIC UTILITIES -- 4.5%
Dominion Resources, Inc.                                                78,850          5,032,995
Exelon Corp.                                                           149,000          9,887,640
PPL Corp.                                                              114,800          5,022,500
Progress Energy, Inc.                                                   77,700          3,516,702
SCANA Corp.                                                             77,600          2,657,800
                                                                                  ---------------
                                                                                       26,117,637
                                                                                  ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 2.2%
Emerson Electric Co.                                                   117,400          7,601,650
Rockwell Automation, Inc.                                              147,700          5,258,120
                                                                                  ---------------
                                                                                       12,859,770
                                                                                  ---------------
ENERGY -- 11.6%
ChevronTexaco Corp.                                                    145,000         12,526,550
ConocoPhillips                                                          64,700          4,242,379
Exxon Mobil Corp.                                                      719,000         29,479,000
GlobalSantaFe Corp.                                                    211,300          5,246,579
National Fuel Gas Co.                                                   95,700          2,338,908
Shell Transport &
  Trading Co. PLC                                                      281,800         12,689,454
                                                                                  ---------------
                                                                                       66,522,870
                                                                                  ---------------
FINANCIAL SERVICES -- 5.3%
Archstone-Smith Trust                                                   12,000            335,760
The Goldman Sachs
  Group, Inc.                                                          129,300         12,765,789
Morgan Stanley                                                         194,500         11,255,715
PNC Financial Services
  Group, Inc.                                                          114,400          6,261,112
                                                                                  ---------------
                                                                                       30,618,376
                                                                                  ---------------
FOODS -- 1.3%
Kellogg Co.                                                            200,000          7,616,000
                                                                                  ---------------
FOREST PRODUCTS & PAPER -- 2.1%
Weyerhaeuser Co.                                                       185,200         11,852,800
                                                                                  ---------------
INDUSTRIAL - DIVERSIFIED -- 3.9%
Illinois Tool Works, Inc.                                              103,100          8,651,121
Tyco International Limited                                             522,700         13,851,550
                                                                                  ---------------
                                                                                       22,502,671
                                                                                  ---------------
INSURANCE -- 5.2%
ACE Limited                                                            113,000          4,680,460
Chubb Corp.                                                             84,300          5,740,830
The Hartford Financial
  Services Group, Inc.                                                  86,400    $     5,100,192
Marsh & McLennan
  Companies, Inc.                                                       86,900          4,161,641
The St. Paul
  Companies, Inc.                                                      137,000          5,432,050
StanCorp Financial
  Group, Inc.                                                           80,200          5,042,976
                                                                                  ---------------
                                                                                       30,158,149
                                                                                  ---------------
MACHINERY & COMPONENTS -- 2.5%
Caterpillar, Inc.                                                      175,500         14,570,010
                                                                                  ---------------
MANUFACTURING -- 1.5%
Applied Materials, Inc.*                                               376,300          8,447,935
                                                                                  ---------------
MEDICAL SUPPLIES -- 3.6%
Bard (C.R.), Inc.                                                       83,700          6,800,625
Baxter International, Inc.                                             273,400          8,344,168
Beckman Coulter, Inc.                                                  112,000          5,692,960
                                                                                  ---------------
                                                                                       20,837,753
                                                                                  ---------------
METALS & MINING -- 3.5%
Alcoa, Inc.                                                            523,100         19,877,800
                                                                                  ---------------
PHARMACEUTICALS -- 2.9%
Pfizer, Inc.                                                           476,120         16,821,320
                                                                                  ---------------
RESTAURANTS -- 1.2%
McDonald's Corp.                                                       280,400          6,962,332
                                                                                  ---------------
RETAIL -- 2.4%
CVS Corp.                                                              205,700          7,429,884
Dollar General Corp.                                                   302,200          6,343,178
                                                                                  ---------------
                                                                                       13,773,062
                                                                                  ---------------
TELEPHONE UTILITIES -- 2.5%
BellSouth Corp.                                                        242,000          6,848,600
Verizon
  Communications, Inc.                                                 210,900          7,398,372
                                                                                  ---------------
                                                                                       14,246,972
                                                                                  ---------------
TRANSPORTATION -- 1.1%
CSX Corp.                                                              176,200          6,332,628
                                                                                  ---------------

TOTAL EQUITIES
(COST $482,427,549)                                                                   557,802,228
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL          MARKET
                                                                   AMOUNT            VALUE
                                                               ---------------    ---------------
SHORT-TERM INVESTMENTS -- 12.3%

CASH EQUIVALENTS -- 9.6%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $       150,251    $       150,251
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    793,889            793,889
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  2,381,669          2,381,669
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    595,417            595,417
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    595,416            595,416
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  1,984,723          1,984,723
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    793,890            793,890
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                  3,969,447          3,969,447
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    396,944            396,944
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                  1,587,780          1,587,780
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    396,945            396,945
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  4,088,531          4,088,531
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  2,183,196          2,183,196
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                  1,190,834          1,190,834
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                  1,984,724          1,984,724
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                  1,584,506          1,584,506
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  1,981,118          1,981,118
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                  $       793,890    $       793,890
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    436,639            436,639
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        2,731,025          2,731,025
Merrimac Money
  Market Fund                                                        6,589,283          6,589,283
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                  2,064,113          2,064,113
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                    992,362            992,362
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    992,362            992,362
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    793,890            793,890
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  1,984,724          1,984,724
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    992,362            992,362
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                  1,190,834          1,190,834
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    992,362            992,362
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    992,362            992,362
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  1,984,724          1,984,724
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    396,945            396,945
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  4,763,337          4,763,337
                                                                                  ---------------
                                                                                       55,350,494
                                                                                  ---------------
REPURCHASE AGREEMENT -- 2.7%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                            $    15,614,954    $    15,614,954
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                    70,965,448
                                                                                  ---------------

TOTAL INVESTMENTS -- 109.1%
(COST $553,392,997)***                                                                628,767,676

OTHER ASSETS/
(LIABILITIES) -- (9.1%)                                                               (52,545,646)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $   576,222,030
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR  - American Depository Receipt.
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 ***  Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $15,615,579. Collateralized by U.S. Government Agency obligations with rates of 4.000% - 4.109%, maturity dates of 10/01/2032 - 05/01/2039, and aggregate market value, including accrued interest, of $16,395,702.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FUNDAMENTAL VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
ASSETS:
     Investments, at value (cost $482,427,549) (NOTE 2)                                        $     557,802,228
     Short-term investments, at amortized cost (NOTE 2)                                               70,965,448
                                                                                               -----------------
         Total Investments (including securities on loan with market values of $53,775,820)          628,767,676
     Cash                                                                                                  2,700
     Receivables from:
         Investments sold                                                                                976,104
         Fund shares sold                                                                              1,987,101
         Interest and dividends                                                                          640,826
                                                                                               -----------------
             Total assets                                                                            632,374,407
                                                                                               -----------------
LIABILITIES:
     Payables for:
         Fund shares repurchased                                                                         283,882
         Securities on loan (NOTE 2)                                                                  55,350,494
         Directors' fees and expenses (NOTE 3)                                                             5,357
         Affiliates (NOTE 3):
             Investment management fees                                                                  306,419
             Administration fees                                                                         102,715
             Service fees                                                                                 73,830
             Distribution fees                                                                             1,217
     Accrued expense and other liabilities                                                                28,463
                                                                                               -----------------
             Total liabilities                                                                        56,152,377
                                                                                               -----------------
     NET ASSETS                                                                                $     576,222,030
                                                                                               =================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                           $     513,341,409
     Distributions in excess of net investment income                                                     (3,315)
     Accumulated net realized loss on investments                                                    (12,490,743)
     Net unrealized appreciation on investments                                                       75,374,679
                                                                                               -----------------
                                                                                               $     576,222,030
                                                                                               =================
NET ASSETS:
     Class A                                                                                   $     129,552,421
                                                                                               =================
     Class L                                                                                   $     133,177,586
                                                                                               =================
     Class Y                                                                                   $      82,988,819
                                                                                               =================
     Class S                                                                                   $     228,534,868
                                                                                               =================
     Class N                                                                                   $       1,968,336
                                                                                               =================
SHARES OUTSTANDING:
     Class A                                                                                          12,946,958
                                                                                               =================
     Class L                                                                                          13,278,146
                                                                                               =================
     Class Y                                                                                           8,270,955
                                                                                               =================
     Class S                                                                                          22,745,852
                                                                                               =================
     Class N                                                                                             197,949
                                                                                               =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                                                   $           10.01
                                                                                               =================
     Class L                                                                                   $           10.03
                                                                                               =================
     Class Y                                                                                   $           10.03
                                                                                               =================
     Class S                                                                                   $           10.05
                                                                                               =================
     Class N                                                                                   $            9.94
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                   YEAR ENDED
                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
INVESTMENT INCOME (NOTE 2):
     Dividends (net of withholding tax of $17,478)                                             $       8,233,188
     Interest (including securities lending income of $20,229)                                            36,613
                                                                                               -----------------
             Total investment income                                                                   8,269,801
                                                                                               -----------------
EXPENSES (NOTE 2):
     Investment management fees (NOTE 3)                                                               2,229,626
     Custody fees                                                                                         33,651
     Audit and legal fees                                                                                 21,746
     Shareholder reporting fees                                                                           14,863
     Trustee reporting                                                                                     8,196
     Directors' fees (NOTE 3)                                                                              7,537
                                                                                               -----------------
                                                                                                       2,315,619
     Administration fees (NOTE 3):
         Class A                                                                                         249,732
         Class L                                                                                         235,930
         Class Y                                                                                          85,579
         Class S                                                                                         165,263
         Class N                                                                                           2,910
     Distribution fees (NOTE 3):
         Class N                                                                                           2,005
     Service fees (NOTE 3):
         Class A                                                                                         199,530
         Class N                                                                                           2,005
                                                                                               -----------------
             Total expenses                                                                            3,258,573
     Fees paid indirectly (NOTE 3)                                                                       (52,987)
                                                                                               -----------------
             Net expenses                                                                              3,205,586
                                                                                               -----------------
             NET INVESTMENT INCOME                                                                     5,064,215
                                                                                               -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on investment transactions                                                       (833,745)
     Net change in unrealized appreciation (depreciation) on investments                              95,058,710
                                                                                               -----------------
             NET REALIZED AND UNREALIZED GAIN                                                         94,224,965
                                                                                               -----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $      99,289,180
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED          YEAR ENDED
                                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $       5,064,215    $       1,504,404
     Net realized loss on investment transactions                                          (833,745)         (11,664,282)
     Net change in unrealized appreciation (depreciation) on investments                 95,058,710          (19,684,031)
                                                                                  -----------------    -----------------
             NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             99,289,180          (29,843,909)
                                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
     From net investment income:
     Class A                                                                               (927,459)            (207,636)
     Class L                                                                             (1,142,858)            (281,189)
     Class Y                                                                               (729,717)            (306,288)
     Class S                                                                             (2,269,500)            (696,201)
     Class N                                                                                (14,224)                   -
                                                                                  -----------------    -----------------
             TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                              (5,083,758)          (1,491,314)
                                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                             69,736,302           42,180,977
     Class L                                                                             67,732,974           50,526,460
     Class Y                                                                             28,321,522           41,546,365
     Class S                                                                             90,551,986          111,024,680
     Class N                                                                              1,625,565              101,000*
                                                                                  -----------------    -----------------
             INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                    257,968,349          245,379,482
                                                                                  -----------------    -----------------
    TOTAL INCREASE IN NET ASSETS                                                        352,173,771          214,044,259
NET ASSETS:
     Beginning of year                                                                  224,048,259           10,004,000
                                                                                  -----------------    -----------------
     End of year (including distributions in excess of net investment income of
         $3,315 and undistributed net investment income of
         $13,090, respectively)                                                   $     576,222,030    $     224,048,259
                                                                                  =================    =================

  *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FUNDAMENTAL VALUE FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            CLASS A                                      CLASS L
                                                            -------                                      -------
                                            YEAR ENDED     YEAR ENDED     PERIOD ENDED   YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             12/31/03       12/31/02        12/31/01^     12/31/03       12/31/02        12/31/01^
                                            ----------     ----------     ------------   ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.79     $    10.00     $      10.00   $     7.81     $    10.00     $      10.00
                                            ----------     ----------     ------------   ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                        0.10***        0.08***             -         0.13***        0.10***             -
     Net realized and unrealized gain
       (loss) on investments                      2.19          (2.25)               -         2.18          (2.24)               -
                                            ----------     ----------     ------------   ----------     ----------     ------------
        Total income (loss) from
          investment operations                   2.29          (2.17)               -         2.31          (2.14)               -
                                            ----------     ----------     ------------   ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.07)         (0.04)               -        (0.09)         (0.05)               -
                                            ----------     ----------     ------------   ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD              $    10.01     $     7.79     $      10.00   $    10.03     $     7.81     $      10.00
                                            ==========     ==========     ============   ==========     ==========     ============
TOTAL RETURN(a)                                  29.43%        (21.67)%              -        29.56%        (21.40)%              -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $  129,552     $   37,973     $          1   $  133,178     $   44,235     $          1
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                        1.24%          1.27%               -         0.99%          1.02%               -
     After expense waiver#                        1.22%(b)       1.20%(b)            -         0.97%(b)       0.95%(b)            -
  Net investment income to average daily
      net assets                                  1.18%          1.00%               -         1.44%          1.24%               -
  Portfolio turnover rate                           28%            38%             N/A           28%            38%             N/A

                                                            CLASS Y                                      CLASS S
                                                           ----------                                   ----------
                                            YEAR ENDED     YEAR ENDED     PERIOD ENDED   YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             12/31/03       12/31/02       12/31/01^      12/31/03      12/31/02         12/31/01^
                                            ----------     ----------     ------------   ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD        $     7.80     $    10.00     $      10.00   $     7.81     $    10.00     $      10.00
                                            ----------     ----------     ------------   ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.14***        0.12***             -         0.14***        0.12***             -
  Net realized and unrealized gain (loss)
    on investments                                2.19          (2.26)               -         2.20          (2.25)               -
                                            ----------     ----------     ------------   ----------     ----------     ------------
     Total income (loss) from investment
       operations                                 2.33          (2.14)               -         2.34          (2.13)               -
                                            ----------     ----------     ------------   ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.10)         (0.06)               -        (0.10)         (0.06)               -
                                            ----------     ----------     ------------   ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD              $    10.03     $     7.80     $      10.00   $    10.05     $     7.81     $      10.00
                                            ==========     ==========     ============   ==========     ==========     ============
TOTAL RETURN(a)                                  29.82%        (21.41)%              -        29.97%        (21.35)%              -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $   82,989     $   40,511     $          1   $  228,535     $  101,228     $     10,001
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                        0.84%          0.87%               -         0.80%          0.83%               -
     After expense waiver#                        0.82%(b)       0.81%(b)            -         0.78%(b)       0.77%(b)            -
  Net investment income to average daily
    net assets                                    1.60%          1.44%               -         1.63%          1.36%               -
  Portfolio turnover rate                           28%            38%             N/A           28%            38%             N/A

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   ^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002.
   (a) EMPLOYEE BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS N
                                                                              -------
                                                                  YEAR ENDED           PERIOD ENDED
                                                                   12/31/03             12/31/02^^
                                                               ---------------        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $          7.76        $          7.76
                                                               ---------------        ---------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                            0.08***               (0.00)***+
  Net realized and unrealized gain (loss) on investments                  2.17                  (0.00)+
                                                               ---------------        ---------------
    Total income (loss) from investment operations                        2.25                  (0.00)
                                                               ---------------        ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             (0.07)                     -
                                                               ---------------        ---------------
NET ASSET VALUE, END OF PERIOD                                 $          9.94        $          7.76
                                                               ===============        ===============
TOTAL RETURN(a)                                                          29.03%(c)                  -@
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $         1,968        $           101
  Ratio of expenses to average daily net assets:
    Before expense waiver                                                 1.54%                     -@
    After expense waiver                                                  1.52%(b)                  -@
  Net investment income to average daily net assets                       0.83%                     -@
  Portfolio turnover rate                                                   28%                    38%

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   + NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
   ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   (a) EMPLOYEE BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
   (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL VALUE EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital by investing primarily in a
MASSMUTUAL VALUE EQUITY        diversified portfolio of equity securities of the
FUND?                          type found in the Russell 1000 Value Index, using
                               a value-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 26.63%,
                               underperforming the 30.03% return of the Russell
                               1000 Value Index, which measures the performance of those companies in the Russell 1000 Index with attributes common to the value universe. The
                               Russell 1000 Index is an unmanaged index of the 1000 largest U.S. common stocks based on market capitalization.

WHAT WAS THE INVESTMENT        The market rally that began in mid-March
BACKGROUND DURING              continued through the quarter ending September
THE PERIOD?                    30, albeit not at the same searing pace of the
                               second quarter. Encouraging reports of increased productivity, improved company earnings and low inflation were tempered by concerns about the prospects for the U.S. economy and ongoing violence in Iraq.

                               The U.S. economy continued to show improvement during the fourth quarter, as indicated by rising Gross Domestic Product and lower unemployment claims. These strong economic conditions helped to drive continued improvements in corporate earnings and, consequently, domestic equity markets posted double-digit gains for the period. While the S&P 500(R) Index and the technology-heavy NASDAQ(R) Composite Index both returned a very robust 12%, value stocks reigned supreme in the fourth quarter. Led by more cyclical sectors such as materials and industrials, the value bellwether index beat its growth counterpart soundly during the timeframe, as the Russell 1000 Value Index gained about 14% versus the Russell 1000 Growth Index's 10% advance.

WHAT FACTORS CONTRIBUTED       During the third quarter, the primary detractor
TO THE FUND'S                  from performance was security selection and an
PERFORMANCE?                   overweighted position in media stocks within the
                               consumer discretionary sector. On the positive side, the Fund benefited from both favorable security selection and an overweighting in the financials sector, where banks were the primary contributors. Elsewhere, contributing to performance was positive security selection in both the materials and consumer staples sectors.

                               On a relative basis, the primary detractor from performance was security selection in the information technology and industrials sectors. Conversely, stock selection in both the materials and financials sectors contributed to relative performance. We also benefited slightly from an overweighted position in the materials sector.

                               For the 12-month period that ended December 31, the U.S. equity market posted broad double-digit gains, ending a three-year losing streak. For the full year, the S&P 500(R) Index advanced approximately 28%, while technology stocks, as represented by the NASDAQ Composite Index, returned 51%. Value stocks narrowly outperformed growth stocks in 2003, as the Russell 1000 Value and Russell 1000 Growth posted one-year returns of 30.03% and 29.75%, respectively.

                               On a relative basis, the Fund posted positive returns but trailed its benchmark. Detracting from performance was security selection in the industrials and information technology sectors. Within the industrials sector, the capital goods group accounted for more than half of the sector's negative relative performance. The Fund benefited from good stock selection in the materials and consumer staples sectors, and also received an advantage from a slight overweighting in financials.

                          MASSMUTUAL VALUE EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Exxon Mobil Corp.
Citigroup, Inc.
Bank of America Corp.
Verizon Communications, Inc.
Wells Fargo & Co.
SBC Communications, Inc.
ChevronTexaco Corp.
American International Group, Inc.
Time Warner, Inc.
Morgan Stanley

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Value Equity Fund Class S, Class A, Class Y, Class L and the Russell 1000 Value Index

MASSMUTUAL VALUE EQUITY FUND
TOTAL RETURN

                                          SINCE INCEPTION
                         ONE YEAR         AVERAGE ANNUAL
                     1/1/03 - 12/31/03   5/1/01 - 12/31/03
Class S                   26.63%              -0.41%
Class A                   25.96%              -0.89%
Class Y                   26.40%              -0.51%
Class L                   26.34%              -0.61%
----------------------------------------------------------
Russell 1000 Value Index  30.03%               1.85%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                              RUSSELL 1000
                CLASS S    CLASS A     CLASS Y    CLASS L     VALUE INDEX
5/1/2001       $ 10,000   $  10,000   $  10,000  $  10,000    $    10,000
 12/2001       $  9,391   $   9,371   $   9,388  $   9,379    $    9,559
 12/2002       $  7,810   $   7,752   $   7,804  $   7,788    $    8,076
 12/2003       $  9,890   $   9,765   $   9,864  $   9,839    $    10,501

Hypothetical Investments in MassMutual Value Equity Fund, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index

MASSMUTUAL VALUE EQUITY FUND
TOTAL RETURN

                                                    SINCE INCEPTION
                                  ONE YEAR          AVERAGE ANNUAL
                              1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                            25.73%               25.82%
Class N (CDSC fees deducted)       24.73%               24.82%
----------------------------------------------------------------------
Russell 1000 Value Index           30.03%               30.28%

[CHART]

                 CLASS N    CLASS N (CDSC FEES DEDUCTED)    RUSSELL 1000 VALUE INDEX
12/31/2002      $  10,000             $    10,000                  $   10,000
    6/2003      $  10,892             $    10,792                  $   10,564
   12/2003      $  12,590             $    12,490                  $   13,037

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 1000 VALUE INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL VALUE EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                   NUMBER OF          MARKET
                                                                    SHARES            VALUE
                                                               ---------------    ---------------
EQUITIES -- 99.0%

ADVERTISING -- 0.2%
Lamar Advertising Co.*                                                   5,500    $       205,260
                                                                                  ---------------
AEROSPACE & DEFENSE -- 2.7%
Goodrich Corp.                                                           9,700            287,993
Honeywell
  International, Inc.                                                   16,500            551,595
Lockheed Martin Corp.                                                   13,000            668,200
Northrop Grumman Corp.                                                   7,400            707,440
Raytheon Co.                                                             7,100            213,284
United Technologies Corp.                                                3,000            284,310
                                                                                  ---------------
                                                                                        2,712,822
                                                                                  ---------------
AIR TRANSPORTATION -- 0.3%
JetBlue Airways Corp.*                                                   5,100            135,252
Southwest Airlines Co.                                                  11,800            190,452
                                                                                  ---------------
                                                                                          325,704
                                                                                  ---------------
APPAREL, TEXTILES & SHOES -- 0.5%
Liz Claiborne, Inc.                                                      7,200            255,312
Nordstrom, Inc.                                                          5,500            188,650
                                                                                  ---------------
                                                                                          443,962
                                                                                  ---------------
AUTOMOTIVE & PARTS -- 1.3%
American Axle &
  Manufacturing
  Holdings, Inc.*                                                       10,000            404,200
Keystone Automotive
  Industries, Inc.*                                                      7,000            177,520
Lear Corp.                                                               7,100            435,443
Navistar International Corp.*                                            5,300            253,817
                                                                                  ---------------
                                                                                        1,270,980
                                                                                  ---------------
BANKING, SAVINGS & LOANS -- 18.3%
Bank of America Corp.                                                   29,500          2,372,685
Bank of New York Co., Inc.                                              24,200            801,504
Bank One Corp.                                                          28,400          1,294,756
Banknorth Group, Inc.                                                    9,600            312,288
Citigroup, Inc.                                                         95,400          4,630,716
City National Corp.                                                      5,000            310,600
Fifth Third Bancorp                                                      7,200            425,520
FleetBoston Financial Corp.                                             14,400            628,560
Golden West Financial Corp.                                              5,500            567,545
J.P. Morgan Chase & Co.                                                 24,700            907,231
M&T Bank Corp.                                                           3,400            334,220
National Commerce
  Financial Corp.                                                        9,800            267,344
New York Community
  Bancorp, Inc.                                                          9,400            357,670
Popular, Inc.                                                            7,600            341,544
Sovereign Bancorp, Inc.                                                 26,100            619,875
Synovus Financial Corp.                                                  5,900    $       170,628
U.S. Bancorp                                                            23,900            711,742
UnionBanCal Corp.                                                        2,500            143,850
Wachovia Corp.                                                          17,500            815,325
Wells Fargo & Co.                                                       32,700          1,925,703
Zions Bancorp                                                            3,200            196,256
                                                                                  ---------------
                                                                                       18,135,562
                                                                                  ---------------
BROADCASTING, PUBLISHING & PRINTING -- 6.1%
Cablevision Systems
  Corp. Cl. A*                                                          14,600            341,494
Clear Channel
  Communications, Inc.                                                  16,000            749,280
Comcast Corp. Cl. A*                                                     7,720            253,756
Fox Entertainment
  Group, Inc. Cl. A*                                                    14,300            416,845
Hughes Electronics Corp.*                                               22,549            373,186
Liberty Media Corp. Cl. A*                                              19,400            230,666
News Corp. Limited
  Preferred Sponsored
  ADR (Australia)                                                        2,891             87,457
The Scripps (E.W.) Co.                                                   2,000            188,280
Time Warner, Inc.*                                                      87,800          1,579,522
Tribune Co.                                                              8,300            428,280
Univision Communications,
  Inc. Cl. A*                                                            5,900            234,171
Viacom, Inc. Cl. B                                                      23,300          1,034,054
Washington Post Co. Cl. B                                                  200            158,280
                                                                                  ---------------
                                                                                        6,075,271
                                                                                  ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Martin Marietta
  Materials, Inc.                                                        4,300            201,971
                                                                                  ---------------
CHEMICALS -- 2.6%
Cytec Industries, Inc.*                                                  4,500            172,755
Dow Chemical Co.                                                        27,900          1,159,803
Du Pont (E.I.)
  de Nemours & Co.                                                       4,500            206,505
Georgia Gulf Corp.                                                       3,500            101,080
Millennium Chemicals, Inc.                                              23,200            294,176
Praxair, Inc.                                                           17,200            657,040
                                                                                  ---------------
                                                                                        2,591,359
                                                                                  ---------------
COMMERCIAL SERVICES -- 1.0%
Paychex, Inc.                                                            7,100            264,120
Republic Services, Inc.                                                 12,100            310,123
Waste Management, Inc.                                                  12,900            381,840
                                                                                  ---------------
                                                                                          956,083
                                                                                  ---------------
COMMUNICATIONS -- 3.1%
Avaya, Inc.*                                                            18,500    $       239,390
Ciena Corp.*                                                            28,400            188,576
EchoStar Communications
  Corp. Cl. A*                                                          10,900            370,600
Nextel Communications,
  Inc. Cl. A*                                                            8,300            232,898
SBC Communications, Inc.                                                70,800          1,845,756
Scientific-Atlanta, Inc.                                                 7,900            215,670
                                                                                  ---------------
                                                                                        3,092,890
                                                                                  ---------------
COMMUNICATIONS EQUIPMENT -- 0.2%
Motorola, Inc.                                                          15,500            218,085
                                                                                  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.7%
Computer Sciences Corp.*                                                 6,700            296,341
Sun Microsystems, Inc.*                                                 83,100            373,119
                                                                                  ---------------
                                                                                          669,460
                                                                                  ---------------
COMPUTER PROGRAMMING SERVICES -- 0.2%
Ceridian Corp.*                                                         10,000            209,400
                                                                                  ---------------
COMPUTERS & INFORMATION -- 0.6%
Dell, Inc.*                                                              6,700            227,532
Maxtor Corp.*                                                           15,400            170,940
Storage Technology Corp.*                                                7,700            198,275
                                                                                  ---------------
                                                                                          596,747
                                                                                  ---------------
COMPUTERS & OFFICE EQUIPMENT -- 1.8%
Hewlett-Packard Co.                                                     26,700            613,299
International Business
  Machines Corp.                                                        12,200          1,130,696
                                                                                  ---------------
                                                                                        1,743,995
                                                                                  ---------------
CONTAINERS -- 0.5%
Pactiv Corp.*                                                           22,000            525,800
                                                                                  ---------------
COSMETICS & PERSONAL CARE -- 2.2%
Alberto-Culver Co. Cl. B                                                 3,800            239,704
Colgate-Palmolive Co.                                                    4,800            240,240
The Gillette Co.                                                        16,200            595,026
The Procter & Gamble Co.                                                11,400          1,138,632
                                                                                  ---------------
                                                                                        2,213,602
                                                                                  ---------------
DATA PROCESSING & PREPARATION -- 0.5%
Affiliated Computer
  Services, Inc. Cl. A*                                                  3,700            201,502
First Data Corp.                                                         6,200            254,758
                                                                                  ---------------
                                                                                          456,260
                                                                                  ---------------
ELECTRIC UTILITIES -- 3.9%
Allegheny Energy, Inc.*                                                 17,900            228,404
Ameren Corp.                                                             7,000            322,000
Dominion Resources, Inc.                                                 8,700            555,321

    The accompanying notes are an integral part of the financial statements.

                                                                   NUMBER OF          MARKET
                                                                    SHARES            VALUE
                                                               ---------------    ---------------
Exelon Corp.                                                             3,700    $       245,532
FirstEnergy Corp.                                                       12,700            447,040
FPL Group, Inc.                                                          6,500            425,230
PG&E Corp.*                                                             15,800            438,766
PPL Corp.                                                                9,300            406,875
SCANA Corp.                                                              5,700            195,225
TXU Corp.                                                               15,000            355,800
Wisconsin Energy Corp.                                                   5,700            190,665
                                                                                  ---------------
                                                                                        3,810,858
                                                                                  ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 1.2%
Avnet, Inc.*                                                            20,000            433,200
Emerson Electric Co.                                                     3,300            213,675
National
  Semiconductor Corp.*                                                   4,700            185,227
Texas Instruments, Inc.                                                 12,000            352,560
                                                                                  ---------------
                                                                                        1,184,662
                                                                                  ---------------
ENERGY -- 11.5%
Apache Corp.                                                             4,900            397,390
Burlington Resources, Inc.                                               5,300            293,514
Chesapeake Energy Corp.                                                 18,500            251,230
ChevronTexaco Corp.                                                     21,108          1,823,520
ConocoPhillips                                                          14,845            973,387
Devon Energy Corp.                                                       5,800            332,108
Equitable Resources, Inc.                                                6,400            274,688
Exxon Mobil Corp.                                                      119,600          4,903,600
KeySpan Corp.                                                            6,000            220,800
Occidental Petroleum Corp.                                              15,100            637,824
Peabody Energy Corp.                                                     6,500            271,115
Pioneer Natural
  Resources Co.*                                                         7,200            229,896
Pride International, Inc.*                                              13,700            255,368
Schlumberger Limited                                                     3,500            191,520
Xcel Energy, Inc.                                                       16,700            283,566
                                                                                  ---------------
                                                                                       11,339,526
                                                                                  ---------------
ENTERTAINMENT & LEISURE -- 1.4%
International Speedway
  Corp. Cl. A                                                            4,300            192,038
SCP Pool Corp.*                                                          9,450            308,826
The Walt Disney Co.                                                     37,400            872,542
                                                                                  ---------------
                                                                                        1,373,406
                                                                                  ---------------
FINANCIAL SERVICES -- 8.0%
Apartment Investment &
  Management Co. Cl. A                                                   6,300            217,350
Bear Stearns
  Companies, Inc.                                                        3,700            295,815
CBL & Associates
  Properties, Inc. REIT                                                  3,100            175,150
Centerpoint
  Properties Corp.                                                       5,300            396,970
CIT Group, Inc.                                                          7,500            269,625
Countrywide
  Financial Corp.                                                        6,000    $       455,100
Developers Diversified
  Realty Corp.                                                           7,600            255,132
Federated Investors,
  Inc. Cl. B                                                             7,400            217,264
The Goldman Sachs
  Group, Inc.                                                            2,200            217,206
Lehman Brothers
  Holdings, Inc.                                                         8,100            625,482
MBNA Corp.                                                               8,700            216,195
Merrill Lynch & Co., Inc.                                               24,700          1,448,655
Morgan Stanley                                                          25,200          1,458,324
ProLogis Trust                                                           8,100            259,929
Public Storage, Inc.                                                    10,600            459,934
Reckson Associates
  Realty Corp.                                                          12,700            308,610
Simon Property
  Group, Inc.                                                            9,200            426,328
Vornado Realty Trust                                                     4,600            251,850
                                                                                  ---------------
                                                                                        7,954,919
                                                                                  ---------------
FOODS -- 1.5%
Dean Foods Co.*                                                          7,700            253,099
Hershey Foods Corp.                                                      1,000             76,990
The J.M. Smucker Co.                                                     5,200            235,508
Kellogg Co.                                                              5,300            201,824
McCormick & Co., Inc.                                                    7,700            231,770
Safeway, Inc.*                                                          12,900            282,639
Sysco Corp.                                                              5,800            215,934
                                                                                  ---------------
                                                                                        1,497,764
                                                                                  ---------------
HEALTHCARE -- 1.3%
Coventry Health Care, Inc.*                                              4,400            283,756
Humana, Inc.*                                                           18,300            418,155
UnitedHealth Group, Inc.                                                 9,100            529,438
                                                                                  ---------------
                                                                                        1,231,349
                                                                                  ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.4%
Pulte Homes, Inc.                                                        4,300            402,566
                                                                                  ---------------
HOUSEHOLD PRODUCTS -- 0.4%
Fortune Brands, Inc.                                                     6,000            428,940
                                                                                  ---------------
INDUSTRIAL - DIVERSIFIED -- 1.2%
3M Co.                                                                   7,000            595,210
Eaton Corp.                                                              2,900            313,142
ITT Industries, Inc.                                                     3,500            259,735
                                                                                  ---------------
                                                                                        1,168,087
                                                                                  ---------------
INFORMATION RETRIEVAL SERVICES -- 0.2%
ChoicePoint, Inc.*                                                       5,800            220,922
                                                                                  ---------------
INSURANCE -- 7.0%
Aetna, Inc.                                                              4,300            290,594
AFLAC, Inc.                                                              9,200    $       332,856
Allstate Corp.                                                          23,400          1,006,668
Ambac Financial
  Group, Inc.                                                            5,900            409,401
American International
  Group, Inc.                                                           24,000          1,590,720
Fidelity National
  Financial, Inc.                                                        6,400            248,192
The Hartford Financial
  Services Group, Inc.                                                  10,600            625,718
MBIA, Inc.                                                              10,600            627,838
Metlife, Inc.                                                           27,600            929,292
Nationwide Financial
  Services, Inc. Cl. A                                                   6,000            198,360
Old Republic
  International Corp.                                                   18,900            479,304
Travelers Property
  Casualty Corp. Cl. B                                                   8,628            146,417
                                                                                  ---------------
                                                                                        6,885,360
                                                                                  ---------------
LODGING -- 0.2%
Mandalay Resort Group                                                    4,900            219,128
                                                                                  ---------------
MACHINERY & COMPONENTS -- 1.4%
Agco Corp.*                                                              8,500            171,190
Caterpillar, Inc.                                                        3,700            307,174
Cummins, Inc.                                                            4,200            205,548
Kennametal, Inc.                                                         4,200            166,950
Parker-Hannifin Corp.                                                    7,500            446,250
Smith International, Inc.*                                               1,800             74,736
                                                                                  ---------------
                                                                                        1,371,848
                                                                                  ---------------
MANUFACTURING -- 1.3%
American Standard
  Companies, Inc.*                                                       5,200            523,640
Pentair, Inc.                                                           11,400            520,980
Terex Corp.*                                                             8,100            230,688
                                                                                  ---------------
                                                                                        1,275,308
                                                                                  ---------------
MEDICAL SUPPLIES -- 0.4%
Becton, Dickinson & Co.                                                  8,900            366,146
                                                                                  ---------------
METALS & MINING -- 2.8%
Alcan, Inc.                                                              4,200            197,190
Alcan, Inc. (CAD)                                                        8,500            398,410
Alcoa, Inc.                                                             13,200            501,600
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B                                              7,900            332,827
Nucor Corp.                                                              6,000            336,000
Phelps Dodge Corp.*                                                      9,500            722,855
Precision Castparts Corp.                                                6,000            272,460
                                                                                  ---------------
                                                                                        2,761,342
                                                                                  ---------------
PHARMACEUTICALS -- 3.3%
Abbott Laboratories                                                      6,000            279,600

    The accompanying notes are an integral part of the financial statements.

                                                                   NUMBER OF          MARKET
                                                                    SHARES            VALUE
                                                               ---------------    ---------------
Angiotech
  Pharmaceuticals, Inc.*                                                 7,200    $       331,200
AstraZeneca
  PLC Sponsored
  ADR (United Kingdom)                                                   3,200            154,816
Invitrogen Corp.*                                                        4,000            280,000
Merck & Co., Inc.                                                       25,900          1,196,580
Novartis AG ADR
  (Switzerland)                                                          4,200            192,738
Schering-Plough Corp.                                                   34,300            596,477
Wyeth                                                                    6,000            254,700
                                                                                  ---------------
                                                                                        3,286,111
                                                                                  ---------------
PREPACKAGED SOFTWARE -- 0.2%
DST Systems, Inc.*                                                       4,700            196,272
                                                                                  ---------------
REAL ESTATE -- 0.3%
Equity Residential                                                       8,800            259,688
                                                                                  ---------------
RESTAURANTS -- 1.1%
McDonald's Corp.                                                        36,900            916,227
Outback Steakhouse, Inc.                                                 4,400            194,524
                                                                                  ---------------
                                                                                        1,110,751
                                                                                  ---------------
RETAIL -- 1.6%
Big Lots, Inc.*                                                         11,000            156,310
CVS Corp.                                                               22,100            798,252
Foot Locker, Inc.                                                       10,600            248,570
Office Depot, Inc.*                                                     13,400            223,914
Saks, Inc.*                                                             11,000            165,440
                                                                                  ---------------
                                                                                        1,592,486
                                                                                  ---------------
TELEPHONE UTILITIES -- 3.8%
Alltel Corp.                                                             7,200            335,376
BellSouth Corp.                                                         27,200            769,760
CenturyTel, Inc.                                                         8,100            264,222
Qwest Communications
  International, Inc.*                                                  66,700            288,144
Verizon
  Communications, Inc.                                                  59,500          2,087,260
                                                                                  ---------------
                                                                                        3,744,762
                                                                                  ---------------
TOBACCO -- 0.6%
Altria Group, Inc.                                                      10,400            565,968
                                                                                  ---------------
TRANSPORTATION -- 1.0%
CSX Corp.                                                                1,700             61,098
Norfolk Southern Corp.                                                  15,800            373,670
Union Pacific Corp.                                                      8,400            583,632
                                                                                  ---------------
                                                                                        1,018,400
                                                                                  ---------------
TOTAL EQUITIES
(COST $85,416,648)                                                                     97,911,782
                                                                                  ---------------
MUTUAL FUND -- 0.4%

FINANCIAL SERVICES
iShares Russell 1000
  Value Index Fund                                                       6,400    $       373,504
                                                                                  ---------------
TOTAL MUTUAL FUND
(COST $365,645)                                                                           373,504
                                                                                  ---------------
TOTAL LONG TERM INVESTMENTS
(COST $85,782,293)                                                                     98,285,286
                                                                                  ---------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 5.7%

CASH EQUIVALENTS**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $        15,390             15,390
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                     81,319             81,319
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                    243,958            243,958
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                     60,990             60,990
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                     60,990             60,990
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                    203,299            203,299
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                     81,319             81,319
Canadian Imperial Bank of
  Commerce Bank Note
  0.990% 05/18/2004                                                    406,597            406,597
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                     40,660             40,660
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                    162,639            162,639
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                     40,660             40,660
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                    418,795            418,795

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                            $       223,629    $       223,629
Fannie Mae Discount Note
  1.062% 01/02/2004                                                    121,979            121,979
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                    203,299            203,299
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                    162,304            162,304
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                    202,929            202,929
Goldman Sachs Financial
  Square Prime Obligations
  Money Market Fund                                                     81,319             81,319
Harris Trust & Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                     44,726             44,726
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                          279,744            279,744
Merrimac Money
  Market Fund                                                          674,952            674,952
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                    211,431            211,431
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                    101,649            101,649
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    101,649            101,649
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                     81,319             81,319
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                    203,299            203,299
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    101,649            101,649
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                    121,979            121,979
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    101,649            101,649
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    101,649            101,649

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                            $       203,299    $       203,299
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                     40,660             40,660
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                    487,919            487,919
                                                                                  ---------------
                                                                                        5,669,648
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                     5,669,648
                                                                                  ---------------

TOTAL INVESTMENTS -- 105.1%
(COST $91,451,941)***                                                                 103,954,934

OTHER ASSETS/
(LIABILITIES) -- (5.1%)                                                                (5,072,012)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $    98,882,922
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 ***  Aggregate cost for Federal tax purposes. (NOTE 7).

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL VALUE EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
ASSETS:
     Investments, at value (cost $85,782,293) (NOTE 2)                                         $      98,285,286
     Short-term investments, at amortized cost (NOTE 2)                                                5,669,648
                                                                                               -----------------
          Total Investments (including securities on loan with market values of $5,480,805)          103,954,934
     Receivables from:
          Investments sold                                                                             5,762,431
          Fund shares sold                                                                                94,791
          Interest and dividends                                                                         164,137
          Foreign taxes withheld                                                                             144
                                                                                               -----------------
              Total assets                                                                           109,976,437
                                                                                               -----------------
LIABILITIES:
     Payables for:
          Open forward foreign currency contracts (NOTE 2)                                                   117
          Fund shares repurchased                                                                        825,158
          Securities on loan (NOTE 2)                                                                  5,669,648
          Directors' fees and expenses (NOTE 3)                                                            2,095
          Affiliates (NOTE 3):
              Investment management fees                                                                  67,634
              Administration fees                                                                         12,920
              Service fees                                                                                13,394
              Distribution fees                                                                              501
     Due to custodian                                                                                  4,480,164
     Accrued expense and other liabilities                                                                21,884
                                                                                               -----------------
              Total liabilities                                                                       11,093,515
                                                                                               -----------------
     NET ASSETS                                                                                $      98,882,922
                                                                                               =================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                           $      95,121,705
     Undistributed net investment income                                                                     250
     Accumulated net realized loss on investments                                                     (8,741,909)
     Net unrealized appreciation on investments and foreign currency translations                     12,502,876
                                                                                               -----------------
                                                                                               $      98,882,922
                                                                                               =================
NET ASSETS:
     Class A                                                                                   $      21,340,890
                                                                                               =================
     Class L                                                                                   $       6,313,389
                                                                                               =================
     Class Y                                                                                   $       3,377,569
                                                                                               =================
     Class S                                                                                   $      67,535,837
                                                                                               =================
     Class N                                                                                   $         315,237
                                                                                               =================
SHARES OUTSTANDING:
     Class A                                                                                           2,233,640
                                                                                               =================
     Class L                                                                                             660,000
                                                                                               =================
     Class Y                                                                                             352,167
                                                                                               =================
     Class S                                                                                           7,045,721
                                                                                               =================
     Class N                                                                                              32,985
                                                                                               =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                                                   $            9.55
                                                                                               =================
     Class L                                                                                   $            9.57
                                                                                               =================
     Class Y                                                                                   $            9.59
                                                                                               =================
     Class S                                                                                   $            9.59
                                                                                               =================
     Class N                                                                                   $            9.56
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                  YEAR ENDED
                                                                                               DECEMBER 31, 2003
                                                                                               -----------------
INVESTMENT INCOME (NOTE 2):
     Dividends (net of withholding tax of $2,036)                                              $       2,247,100
     Interest (including securities lending income of $9,745)                                             12,969
                                                                                               -----------------
              Total investment income                                                                  2,260,069
                                                                                               -----------------
EXPENSES (NOTE 2):
     Investment management fees (NOTE 3)                                                                 696,762
     Custody fees                                                                                         23,364
     Audit and legal fees                                                                                 19,285
     Trustee reporting                                                                                     8,196
     Shareholder reporting fees                                                                            4,474
     Directors' fees (NOTE 3)                                                                              2,270
                                                                                               -----------------
                                                                                                         754,351
     Administration fees (NOTE 3):
          Class A                                                                                         50,400
          Class L                                                                                         14,754
          Class Y                                                                                         10,680
          Class S                                                                                         52,910
          Class N                                                                                          1,413
     Distribution fees (NOTE 3):
          Class N                                                                                          1,076
     Service fees (NOTE 3):
          Class A                                                                                         45,243
          Class N                                                                                          1,076
                                                                                               -----------------
              Total expenses                                                                             931,903
     Fees paid indirectly (NOTE 3)                                                                       (17,393)
                                                                                               -----------------
              Net expenses                                                                               914,510
                                                                                               -----------------
              NET INVESTMENT INCOME                                                                    1,345,559
                                                                                               -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on investment transactions                                                       (737,030)
     Net change in unrealized appreciation (depreciation) on:
          Investments                                                                                 23,726,888
          Translation of assets and liabilities in foreign currencies                                       (117)
                                                                                               -----------------
              Net unrealized gain                                                                     23,726,771
                                                                                               -----------------
              NET REALIZED AND UNREALIZED GAIN                                                        22,989,741
                                                                                               -----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $      24,335,300
                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      YEAR ENDED          YEAR ENDED
                                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $       1,345,559    $       1,032,149
     Net realized loss on investment transactions                                          (737,030)          (5,670,643)
     Net change in unrealized appreciation (depreciation) on investments
       and translation of assets and liabilities in foreign currencies                   23,726,771          (12,691,881)
                                                                                  -----------------    -----------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                24,335,300          (17,330,375)
                                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
     From net investment income:
     Class A                                                                               (217,954)            (135,508)
     Class L                                                                                (79,886)             (52,201)
     Class Y                                                                                (50,613)             (89,774)
     Class S                                                                               (997,000)            (748,274)
     Class N                                                                                 (1,099)                   -
                                                                                  -----------------    -----------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                 (1,346,552)          (1,025,757)
                                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                              1,218,824            9,929,233
     Class L                                                                                356,353            2,715,385
     Class Y                                                                             (6,025,944)           3,056,901
     Class S                                                                             (8,499,627)          22,157,733
     Class N                                                                                122,038              101,000*
                                                                                  -----------------    -----------------
          INCREASE (DECREASE) IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS            (12,828,356)          37,960,252
                                                                                  -----------------    -----------------
     TOTAL INCREASE IN NET ASSETS                                                        10,160,392           19,604,120
NET ASSETS:
     Beginning of year                                                                   88,722,530           69,118,410
                                                                                  -----------------    -----------------
     End of year (including undistributed net investment income of
       $250 and $6,643, respectively)                                             $      98,882,922    $      88,722,530
                                                                                  =================    =================

  *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL VALUE EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        CLASS A
                                                       ----------
                                        YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                         12/31/03       12/31/02        12/31/01^
                                        ----------     ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.66     $     9.34      $      10.00
                                        ----------     ----------      ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                       0.08***        0.07***           0.04***
  Net realized and unrealized gain
   (loss) on investments                      1.91          (1.68)            (0.67)
                                        ----------     ----------      ------------
     Total income (loss) from
       investment operations                  1.99          (1.61)            (0.63)
                                        ----------     ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (0.10)         (0.07)            (0.03)
                                        ----------     ----------      ------------
NET ASSET VALUE, END OF PERIOD          $     9.55     $     7.66      $       9.34
                                        ==========     ==========      ============
TOTAL RETURN(a)                              25.96%        (17.28)%           (6.29)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)     $   21,341     $   15,852      $      8,881
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                    1.29%          1.30%             1.29%*
     After expense waiver#                    1.27%(b)       1.29%             1.29%*
  Net investment income to average
    daily net assets                          0.99%          0.79%             0.65%*
  Portfolio turnover rate                       66%           105%               62%**

                                                        CLASS L
                                                       ----------
                                        YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                         12/31/03       12/31/02        12/31/01^
                                        ----------     ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.67     $     9.34      $      10.00
                                        ----------     ----------      ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                       0.10***        0.09***           0.05***
  Net realized and unrealized gain
   (loss) on investments                      1.92          (1.67)            (0.67)
                                        ----------     ----------      ------------
     Total income (loss) from
       investment operations                  2.02          (1.58)            (0.62)
                                        ----------     ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (0.12)         (0.09)            (0.04)
                                        ----------     ----------      ------------
NET ASSET VALUE, END OF PERIOD          $     9.57     $     7.67      $       9.34
                                        ==========     ==========      ============
TOTAL RETURN(a)                              26.34%        (16.97)%           (6.21)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)     $    6,313     $    4,727      $      2,658
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                    1.04%          1.05%             1.05%*
     After expense waiver#                    1.02%(b)       1.04%             1.04%*
  Net investment income to average
    daily net assets                          1.24%          1.07%             0.87%*
  Portfolio turnover rate                       66%           105%               62%**

                                                        CLASS Y
                                                       ----------
                                        YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                         12/31/03       12/31/02        12/31/01^
                                        ----------     ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.68     $     9.35      $      10.00
                                        ----------     ----------      ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                       0.12***        0.10***           0.06***
  Net realized and unrealized gain
    (loss) on investments                     1.91          (1.67)            (0.67)
                                        ----------     ----------      ------------
     Total income (loss) from
       investment operations                  2.03          (1.57)            (0.61)
                                        ----------     ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (0.12)         (0.10)            (0.04)
                                        ----------     ----------      ------------
NET ASSET VALUE, END OF PERIOD          $     9.59     $     7.68      $       9.35
                                        ==========     ==========      ============
TOTAL RETURN(a)                              26.40%        (16.87)%           (6.12)% **

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)     $    3,378     $    7,543      $      5,977
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                    0.88%          0.90%             0.90% *
     After expense waiver#                    0.86%(b)       0.89%             0.90% *
  Net investment income to average
    daily net assets                          1.42%          1.18%             0.93% *
  Portfolio turnover rate                       66%           105%               62% **

                                                        CLASS S
                                                       ----------
                                        YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                         12/31/03       12/31/02        12/31/01^
                                        ----------     ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD    $     7.68     $     9.35      $      10.00
                                        ----------     ----------      ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                       0.12***        0.10***           0.07***
  Net realized and unrealized gain
    (loss) on investments                     1.92          (1.68)            (0.68)
                                        ----------     ----------      ------------
     Total income (loss) from
       investment operations                  2.04          (1.58)            (0.61)
                                        ----------     ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (0.13)         (0.09)            (0.04)
                                        ----------     ----------      ------------
NET ASSET VALUE, END OF PERIOD          $     9.59     $     7.68      $       9.35
                                        ==========     ==========      ============
TOTAL RETURN(a)                              26.63%        (16.83)%           (6.09)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)     $   67,536     $   60,499      $     51,604
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                    0.84%          0.85%             0.87%*
     After expense waiver#                    0.82%(b)       0.84%             0.86%*
  Net investment income to average
    daily net assets                          1.45%          1.22%             1.05%*
  Portfolio turnover rate                       66%           105%               62%**

   *    ANNUALIZED.
   **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   ^ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001 AND FOR THE YEAR ENDED DECEMBER 31, 2002.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS N
                                                                              -------
                                                                 YEAR ENDED            PERIOD ENDED
                                                                  12/31/03              12/31/02^^
                                                               ---------------        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $          7.63        $          7.62
                                                               ---------------        ---------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.06 ***               0.00***+
  Net realized and unrealized gain on investments                         1.90                   0.01
                                                               ---------------        ---------------
    Total income from investment operations                               1.96                   0.01
                                                               ---------------        ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             (0.03)                     -
                                                               ---------------        ---------------
NET ASSET VALUE, END OF PERIOD                                 $          9.56        $          7.63
                                                               ===============        ===============
TOTAL RETURN(a)                                                          25.73%(b)                  -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $           315        $           101
  Ratio of expenses to average daily net assets:
    Before expense waiver                                                 1.58%                     -@
    After expense waiver                                                  1.56%(c)                  -@
  Net investment income to average daily net assets                       0.70%                     -@
  Portfolio turnover rate                                                   66%                   105%

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
   ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (c) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital and income by investing
MASSMUTUAL LARGE CAP           primarily in a diversified portfolio of equity
VALUE FUND?                    securities of larger, well-established companies
                               (generally those with market capitalizations over $5.0 billion), using a value-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 30.24%,
                               outperforming the 28.67% return of the S&P 500
                               Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        In the three months ended September 30, 2003,
BACKGROUND DURING THE          U.S. equities rose slightly, preserving gains
PERIOD?                        from the first half of the year through the
                               summer. The stock market, as represented by the S&P 500 Index, returned 2.7% in the third quarter. In the fourth quarter, the stock market advanced more heartily, returning 12.2%. Over the same period, the S&P Barra Value and Russell 1000
                               Value Indexes gained 14.5% and 14.2%,
                               respectively.

WHAT FACTORS CONTRIBUTED       During the third quarter, positions in the
TO THE FUND'S                  financial and industrial sectors contributed to
PERFORMANCE - AND HOW          the Fund's performance, while those in health
DID YOU RESPOND?               care, energy and consumer staples detracted.
                               These results were primarily the effect of stock selection, rather than the result of a specific sector strategy. During the three-month period ending December 31, top-performing positions included Altria Group, Tyco International,
                               American International Group, HSBC Holdings and
                               Progressive Corp. Takefuji and Safeway were among the positions that detracted from performance during the period.

                               During the fourth quarter, notable changes to the portfolio included the purchase of HCA and Fifth Third Bancorp and the sale of Dover and Safeway. While we continued to have confidence in Dover's management team, we sold our position in the company because we felt that its businesses no longer justified the company's valuation. We sold the portfolio's position in Safeway on the belief that competitive threats (in particular from Wal-Mart) could lead to the deterioration of Safeway's long-term earnings power.

WHAT IS YOUR OUTLOOK?          We anticipate the current "trading range"
                               environment to persist into the foreseeable future. We believe that market averages may be challenged for some time, but that stock-picking leaves open the possibility of achieving above-average returns.

                        MASSMUTUAL LARGE CAP VALUE FUND
                       LARGEST STOCK HOLDINGS (12/31/03)

American Express Co.
Altria Group, Inc.
American International Group, Inc.
Berkshire Hathaway, Inc. Cl. A
Citigroup, Inc.
Tyco International Limited
HSBC Holdings PLC
Wells Fargo & Co.
Sealed Air Corp.
Bank One Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Large Cap Value Fund Class S, Class A, Class Y, Class L and the S&P 500 Index.

MASSMUTUAL LARGE CAP VALUE FUND
TOTAL RETURN

                                               SINCE INCEPTION
                             ONE YEAR           AVERAGE ANNUAL
                         1/1/03 - 12/31/03    5/1/00 - 12/31/03
Class S                       30.24%                -0.98%
Class A                       29.61%                -1.46%
Class Y                       30.04%                -1.06%
Class L                       29.79%                -1.24%
---------------------------------------------------------------
S&P 500 Index                 28.67%                -5.60%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                CLASS S   CLASS A   CLASS Y   CLASS L   S&P 500 INDEX
5/1/2000        $ 10,000  $ 10,000  $ 10,000  $ 10,000    $  10,000
12/00           $  9,992  $  9,964  $  9,992  $  9,974    $   9,162
12/2001         $  8,873  $  8,794  $  8,858  $  8,830    $   8,074
12/2002         $  7,407  $  7,311  $  7,395  $  7,361    $   6,290
12/2003         $  9,646  $  9,476  $  9,616  $  9,553    $   8,094

Hypothetical Investments in MassMutual Large Cap Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MASSMUTUAL LARGE CAP VALUE FUND
TOTAL RETURN

                                                     SINCE INCEPTION
                                   ONE YEAR          AVERAGE ANNUAL
                               1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                             29.18%               29.45%
Class N (CDSC fees deducted)        28.18%               28.46%
----------------------------------------------------------------------
S&P 500 Index                       28.67%               28.74%

[CHART]

                CLASS N   CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002      $ 10,000           $ 10,000                  $ 10,000
6/2003          $ 11,168           $ 11,068                  $ 10,569
12/2003         $ 12,954           $ 12,854                  $ 12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL LARGE CAP VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF           MARKET
                                                                   SHARES             VALUE
                                                               ---------------    ---------------
EQUITIES -- 91.3%

ADVERTISING -- 0.4%
WPP Group PLC Sponsored
  ADR (United Kingdom)                                                  59,200    $     2,909,680
                                                                                  ---------------
BANKING, SAVINGS & LOANS -- 20.4%
Bank One Corp.                                                         586,400         26,733,976
Citigroup, Inc.                                                        625,200         30,347,208
Fifth Third Bancorp                                                    169,700         10,029,270
Golden West Financial Corp.                                            235,300         24,280,607
HSBC Holdings PLC                                                    1,843,362         28,972,264
Lloyds TSB Group
  PLC Sponsored
  ADR (United Kingdom)                                                 197,500          6,428,625
Providian Financial Corp.*                                             146,700          1,707,588
State Street Corp.                                                      44,300          2,307,144
Wells Fargo & Co.                                                      491,900         28,967,991
                                                                                  ---------------
                                                                                      159,774,673
                                                                                  ---------------
BEVERAGES -- 2.0%
Diageo PLC Sponsored
  ADR (United Kingdom)                                                 225,200         11,904,072
Heineken Holding NV Cl. A                                              100,900          3,451,883
                                                                                  ---------------
                                                                                       15,355,955
                                                                                  ---------------
BROADCASTING, PUBLISHING & PRINTING -- 2.0%
Gannett Co., Inc.                                                       62,000          5,527,920
Lagardere S.C.A. SA                                                    170,000          9,811,715
                                                                                  ---------------
                                                                                       15,339,635
                                                                                  ---------------
BUILDING MATERIALS & CONSTRUCTION -- 1.5%
Martin Marietta
  Materials, Inc.                                                      124,700          5,857,159
Vulcan Materials Co.                                                   124,400          5,917,708
                                                                                  ---------------
                                                                                       11,774,867
                                                                                  ---------------
COMMERCIAL SERVICES -- 3.2%
Block (H&R), Inc.                                                      160,200          8,870,274
Dun & Bradstreet Corp.*                                                143,050          7,254,066
Moody's Corp.                                                          150,800          9,130,940
                                                                                  ---------------
                                                                                       25,255,280
                                                                                  ---------------
COMPUTERS & INFORMATION -- 1.8%
Lexmark International, Inc.*                                           175,500         13,801,320
                                                                                  ---------------
CONTAINERS -- 3.5%
Sealed Air Corp.*                                                      507,200         27,459,808
                                                                                  ---------------
DIVERSIFIED FINANCIAL -- 0.5%
Takefuji Corp.                                                          84,500          3,950,219
                                                                                  ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 0.4%
Agere Systems, Inc. Cl. A*                                           1,075,500          3,280,275
                                                                                  ---------------
ENERGY -- 6.2%
ConocoPhillips                                                         278,946    $    18,290,489
Devon Energy Corp.                                                     249,000         14,257,740
EOG Resources, Inc.                                                    174,900          8,075,133
Occidental Petroleum Corp.                                             178,000          7,518,720
                                                                                  ---------------
                                                                                       48,142,082
                                                                                  ---------------
FINANCIAL SERVICES -- 14.5%
American Express Co.                                                 1,172,800         56,564,144
Berkshire Hathaway,
  Inc. Cl. A*                                                              400         33,700,000
Centerpoint Properties Corp.                                           175,099         13,114,915
Janus Capital Group, Inc.                                              115,600          1,896,996
Morgan Stanley                                                         143,900          8,327,493
                                                                                  ---------------
                                                                                      113,603,548
                                                                                  ---------------
FOODS -- 1.4%
Hershey Foods Corp.                                                     87,300          6,721,227
Kraft Foods, Inc. Cl. A                                                133,200          4,291,704
                                                                                  ---------------
                                                                                       11,012,931
                                                                                  ---------------
HEALTHCARE -- 1.0%
HCA, Inc.                                                              180,400          7,749,984
                                                                                  ---------------
INDUSTRIAL - DIVERSIFIED -- 3.8%
Tyco International Limited                                           1,114,124         29,524,286
                                                                                  ---------------
INSURANCE -- 13.8%
American International
  Group, Inc.                                                          657,000         43,545,960
Aon Corp.                                                              281,300          6,734,322
Chubb Corp.                                                             38,400          2,615,040
Loews Corp.                                                            258,800         12,797,660
Markel Corp.*                                                            2,800            709,828
Principal Financial
  Group, Inc.                                                           87,900          2,906,853
Progressive Corp.                                                      297,500         24,868,025
Sun Life Financial, Inc.                                                53,100          1,328,562
Transatlantic Holdings, Inc.                                           156,950         12,681,560
                                                                                  ---------------
                                                                                      108,187,810
                                                                                  ---------------
LODGING -- 0.8%
Marriott International,
  Inc. Cl. A                                                           131,900          6,093,780
                                                                                  ---------------
PHARMACEUTICALS -- 3.2%
Eli Lilly & Co.                                                        157,100         11,048,843
Merck & Co., Inc.                                                       57,400          2,651,880
Novartis AG                                                             85,000          3,861,448
Pfizer, Inc.                                                           208,900          7,380,437
                                                                                  ---------------
                                                                                       24,942,608
                                                                                  ---------------
PREPACKAGED SOFTWARE -- 0.9%
Microsoft Corp.                                                        250,400    $     6,896,016
                                                                                  ---------------
RETAIL -- 3.5%
AutoZone, Inc.*                                                         44,400          3,783,324
Costco Wholesale Corp.*                                                644,700         23,969,946
                                                                                  ---------------
                                                                                       27,753,270
                                                                                  ---------------
TOBACCO -- 5.6%
Altria Group, Inc.                                                     806,700         43,900,614
                                                                                  ---------------
TRANSPORTATION -- 0.9%
United Parcel
  Service, Inc. Cl. B                                                   99,800          7,440,090
                                                                                  ---------------

TOTAL EQUITIES
(COST $619,427,136)                                                                   714,148,731
                                                                                  ---------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 16.3%

CASH EQUIVALENTS -- 7.7%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $       163,939            163,939
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    866,216            866,216
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  2,598,649          2,598,649
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    649,662            649,662
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    649,662            649,662
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  2,165,541          2,165,541
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    866,216            866,216
Canadian Imperial Bank
  of Commerce
  Bank Note
  0.990% 05/18/2004                                                  4,331,082          4,331,082
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    433,108            433,108

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT             VALUE
                                                               ---------------    ---------------
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                            $     1,732,433    $     1,732,433
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    433,108            433,108
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  4,461,015          4,461,015
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  2,382,096          2,382,096
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                  1,299,325          1,299,325
Fleet National
  Bank Bank Note
  1.000% 01/21/2004                                                  2,165,541          2,165,541
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                  1,728,863          1,728,863
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  2,161,607          2,161,607
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                          866,216            866,216
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    476,419            476,419
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        2,979,834          2,979,834
Merrimac Money
  Market Fund                                                        7,189,596          7,189,596
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                  2,252,163          2,252,163
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                  1,082,771          1,082,771
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                  1,082,771          1,082,771
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    866,216            866,216
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  2,165,541          2,165,541
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                            $     1,082,771    $     1,082,771
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                  1,299,325          1,299,325
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                  1,082,771          1,082,771
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                  1,082,771          1,082,771
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  2,165,541          2,165,541
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    433,108            433,108
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  5,197,298          5,197,298
                                                                                  ---------------
                                                                                       60,393,175
                                                                                  ---------------

REPURCHASE AGREEMENT -- 8.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                 66,779,342         66,779,342
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   127,172,517
                                                                                  ---------------

TOTAL INVESTMENTS -- 107.6%
(COST $746,599,653)***                                                                841,321,248

OTHER ASSETS/
(LIABILITIES) -- (7.6%)                                                               (59,449,249)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $   781,871,999
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS

  ADR  - American Depository Receipt.
  *    Non-income producing security.
  **   Represents investments of security lending collateral. (NOTE 2).
  ***  Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $66,782,013. Collateralized by U.S. Government Agency obligations with rates of 1.641% - 3.897%, maturity dates of 03/25/2033 - 09/01/2033, and an aggregate market value, including accrued interest, of $70,118,309.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                  DECEMBER 31, 2003
                                                                  -----------------
ASSETS:
    Investments, at value (cost $619,427,136) (NOTE 2)            $     714,148,731
    Short-term investments, at amortized cost (NOTE 2)                  127,172,517
                                                                  -----------------
        Total Investments (including securities on loan with
          market values of $58,439,474)                                 841,321,248
    Cash                                                                      5,683
    Receivables from:
        Fund shares sold                                                  1,815,804
        Interest and dividends                                            1,357,437
        Foreign taxes withheld                                                  699
                                                                  -----------------
             Total assets                                               844,500,871
                                                                  -----------------
LIABILITIES:
    Payables for:
        Investments purchased                                             1,262,836
        Fund shares repurchased                                             250,102
        Securities on loan (NOTE 2)                                      60,393,175
        Directors' fees and expenses (NOTE 3)                                14,299
        Affiliates (NOTE 3):
             Investment management fees                                     439,691
             Administration fees                                            139,026
             Service fees                                                    90,371
             Distribution fees                                                  622
    Accrued expense and other liabilities                                    38,750
                                                                  -----------------
             Total liabilities                                           62,628,872
                                                                  -----------------
    NET ASSETS                                                    $     781,871,999
                                                                  =================
NET ASSETS CONSIST OF:
    Paid-in capital                                               $     766,595,865
    Undistributed net investment income                                      32,776
    Accumulated net realized loss on investments                        (79,478,237)
    Net unrealized appreciation on investments                           94,721,595
                                                                  -----------------
                                                                  $     781,871,999
                                                                  =================
NET ASSETS:
    Class A                                                       $     153,918,069
                                                                  =================
    Class L                                                       $     207,024,617
                                                                  =================
    Class Y                                                       $      78,751,353
                                                                  =================
    Class S                                                       $     339,287,240
                                                                  =================
    Class N                                                       $       2,890,720
                                                                  =================
SHARES OUTSTANDING:
    Class A                                                              16,458,938
                                                                  =================
    Class L                                                              22,085,121
                                                                  =================
    Class Y                                                               8,384,954
                                                                  =================
    Class S                                                              36,085,228
                                                                  =================
    Class N                                                                 312,400
                                                                  =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                       $            9.35
                                                                  =================
    Class L                                                       $            9.37
                                                                  =================
    Class Y                                                       $            9.39
                                                                  =================
    Class S                                                       $            9.40
                                                                  =================
    Class N                                                       $            9.25
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                     YEAR ENDED
                                                                  DECEMBER 31, 2003
                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
    Dividends (net of withholding tax of $124,258)                $       9,694,976
    Interest (including securities lending income of $44,039)               198,032
                                                                  -----------------
             Total investment income                                      9,893,008
                                                                  -----------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                   3,797,083
    Custody fees                                                             78,814
    Shareholder reporting fees                                               25,350
    Audit and legal fees                                                     24,327
    Directors' fees (NOTE 3)                                                 13,095
    Trustee reporting                                                         8,196
                                                                  -----------------
                                                                          3,946,865
    Administration fees (NOTE 3):
        Class A                                                             379,660
        Class L                                                             485,700
        Class Y                                                              89,689
        Class S                                                             224,177
        Class N                                                               1,386
    Distribution fees (NOTE 3):
        Class N                                                                 926
    Service fees (NOTE 3):
        Class A                                                             292,586
        Class N                                                                 926
                                                                  -----------------
             Total expenses                                               5,421,915
    Fees paid indirectly (NOTE 3)                                           (46,895)
                                                                  -----------------
        Net expenses                                                      5,375,020
                                                                  -----------------
        NET INVESTMENT INCOME                                             4,517,988
                                                                  -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized loss on:
        Investment transactions                                         (15,711,542)
        Foreign currency transactions                                      (106,908)
                                                                  -----------------
             Net realized loss                                          (15,818,450)
                                                                  -----------------
    Net change in unrealized appreciation (depreciation) on
      investments                                                       174,720,357
                                                                  -----------------
             NET REALIZED AND UNREALIZED GAIN                           158,901,907
                                                                  -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     163,419,895
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED          YEAR ENDED
                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                         $       4,517,988    $       3,130,244
    Net realized loss on investment transactions                        (15,818,450)         (37,917,588)
    Net change in unrealized appreciation (depreciation) on
      investments                                                       174,720,357          (57,098,982)
                                                                  -----------------    -----------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
         OPERATIONS                                                     163,419,895          (91,886,326)
                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                                (550,122)            (313,566)
    Class L                                                              (1,150,575)            (659,016)
    Class Y                                                                (533,770)            (272,257)
    Class S                                                              (2,430,954)          (1,874,921)
    Class N                                                                 (19,919)                   -
                                                                  -----------------    -----------------
       TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                    (4,685,340)          (3,119,760)
                                                                  -----------------    -----------------6
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                              29,933,828           34,285,780
    Class L                                                              51,312,435           30,527,631
    Class Y                                                              24,743,546           (4,775,046)
    Class S                                                              34,711,981            5,746,199
    Class N                                                               2,643,633              101,000*
                                                                  -----------------    -----------------
       INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS          143,345,423           65,885,564
                                                                  -----------------    -----------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                             302,079,978          (29,120,522)
NET ASSETS:
    Beginning of year                                                   479,792,021          508,912,543
                                                                  -----------------    -----------------
    End of year (including undistributed net investment
      income of $32,776 and $8,255, respectively)                 $     781,871,999    $     479,792,021
                                                                  =================    =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

     The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP VALUE FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        CLASS A
                                                                                        -------
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                               12/31/03        12/31/02        12/31/01         12/31/00+
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     7.24      $     8.74      $     9.92      $      10.00
                                                              ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.04***         0.02***         0.01***           0.03
  Net realized and unrealized gain (loss) on investments            2.10           (1.49)          (1.18)            (0.06)
                                                              ----------      ----------      ----------      ------------
       Total income (loss) from investment operations               2.14           (1.47)          (1.17)            (0.03)
                                                              ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       (0.03)          (0.03)          (0.01)            (0.04)
  From net realized gains                                              -               -               -             (0.01)
                                                              ----------      ----------      ----------      ------------
       Total distributions                                         (0.03)          (0.03)          (0.01)            (0.05)
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                                $     9.35      $     7.24      $     8.74      $       9.92
                                                              ==========      ==========      ==========      ============
TOTAL RETURN(a)                                                    29.61%         (16.86)%        (11.75)%           (0.36)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $  153,918      $   92,001      $   73,431      $     15,926
  Net expenses to average daily net assets                          1.25%           0.00%           0.00%             0.00%
  Ratio of expenses to average daily net assets:
     Before expense waiver                                          1.25%           1.24%           1.25%             1.25%*
     After expense waiver#                                          1.24%(b)        1.23%(b)        1.24%              N/A
  Net investment income to average daily net assets                 0.45%           0.29%           0.12%             0.53%*
  Portfolio turnover rate                                              7%             25%             20%               11%**

                                                                                        CLASS L
                                                                                        -------
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                               12/31/03        12/31/02        12/31/01         12/31/00+
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     7.26      $     8.76      $     9.93      $      10.00
                                                              ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.06***         0.04***         0.03***           0.05***
  Net realized and unrealized gain (loss) on investments            2.10           (1.50)          (1.17)            (0.07)
                                                              ----------      ----------      ----------      ------------
       Total income (loss) from investment operations               2.16           (1.46)          (1.14)            (0.02)
                                                              ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       (0.05)          (0.04)          (0.03)            (0.04)
  From net realized gains                                              -               -               -             (0.01)
                                                              ----------      ----------      ----------      ------------
       Total distributions                                         (0.05)          (0.04)          (0.03)            (0.05)
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                                $     9.37      $     7.26      $     8.76      $       9.93
                                                              ==========      ==========      ==========      ============
TOTAL RETURN(a)                                                    29.79%         (16.64)%        (11.47)%           (0.26)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $  207,025      $  114,417      $  105,322      $     44,167
  Net expenses to average daily net assets                          1.00%           0.00%           0.00%             0.00%
  Ratio of expenses to average daily net assets:
     Before expense waiver                                          1.00%           1.00%           1.00%             1.00%*
     After expense waiver#                                          0.99%(b)        0.98%(b)        0.99%              N/A
  Net investment income to average daily net assets                 0.70%           0.53%           0.37%             0.72%*
  Portfolio turnover rate                                              7%             25%             20%               11%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                               12/31/03        12/31/02        12/31/01         12/31/00+
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     7.27      $     8.77      $     9.94      $      10.00
                                                              ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.07***         0.05***         0.05***           0.06***
  Net realized and unrealized gain (loss)
     on investments                                                 2.11           (1.50)          (1.18)            (0.07)
                                                              ----------      ----------      ----------      ------------
       Total income (loss) from investment
         operations                                                 2.18           (1.45)          (1.13)            (0.01)
                                                              ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       (0.06)          (0.05)          (0.04)            (0.04)
  From net realized gains                                              -               -               -             (0.01)
                                                              ----------      ----------      ----------      ------------
       Total distributions                                         (0.06)          (0.05)          (0.04)            (0.05)
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                                $     9.39      $     7.27      $     8.77      $       9.94
                                                              ==========      ==========      ==========      ============
TOTAL RETURN(a)                                                    30.04%         (16.52)%        (11.34)%           (0.08)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $   78,751      $   39,762      $   52,286      $     10,076
  Net expenses to average daily net assets                          0.85%           0.00%           0.00%             0.00%
  Ratio of expenses to average daily net assets:
     Before expense waiver                                          0.85%           0.84%           0.85%             0.84%*
     After expense waiver#                                          0.84%(b)        0.83%(b)        0.84%              N/A
  Net investment income to average daily
     net assets                                                     0.85%           0.66%           0.52%             0.93%*
  Portfolio turnover rate                                              7%             25%             20%               11%**

                                                                                         CLASS S
                                                                                         -------
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                               12/31/03        12/31/02        12/31/01         12/31/00+
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     7.27      $     8.78      $     9.94      $      10.00
                                                              ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.08***         0.06***         0.06***           0.06***
  Net realized and unrealized gain (loss)
     on investments                                                 2.12           (1.51)          (1.17)            (0.07)
                                                              ----------      ----------      ----------      ------------
       Total income (loss) from investment
         operations                                                 2.20           (1.45)          (1.11)            (0.01)
                                                              ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       (0.07)          (0.06)          (0.05)            (0.04)
  From net realized gains                                              -               -               -             (0.01)
                                                              ----------      ----------      ----------      ------------
       Total distributions                                         (0.07)          (0.06)          (0.05)            (0.05)
                                                              ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                                $     9.40      $     7.27      $     8.78      $       9.94
                                                              ==========      ==========      ==========      ============
TOTAL RETURN(a)                                                    30.24%         (16.53)%        (11.20)%           (0.08)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $  339,287      $  233,510      $  277,873      $    225,913
  Net expenses to average daily net assets                          0.76%           0.00%           0.00%             0.00%
  Ratio of expenses to average daily net assets:
     Before expense waiver                                          0.76%           0.75%           0.76%             0.76%*
     After expense waiver#                                          0.75%(b)        0.74%(b)        0.75%              N/A
  Net investment income to average daily
     net assets                                                     0.94%           0.76%           0.62%             0.91%*
  Portfolio turnover rate                                              7%             25%             20%               11%**

                                                                       CLASS N
                                                                       -------
                                                              YEAR ENDED      YEAR ENDED
                                                               12/31/03       12/31/02++
                                                              ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     7.21      $     7.19
                                                              ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.03***         0.00***+
  Net realized and unrealized gain (loss)
     on investments                                                 2.07            0.02
                                                              ----------      ----------
       Total income (loss) from investment
         operations                                                 2.10            0.02
                                                              ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       (0.06)              -
  From net realized gains                                              -               -
                                                              ----------      ----------
       Total distributions                                         (0.06)              -
                                                              ----------      ----------
NET ASSET VALUE, END OF PERIOD                                $     9.25      $     7.21
                                                              ==========      ==========
TOTAL RETURN(a)                                                    29.18%(c)           -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $    2,891      $      101
  Net expenses to average daily net assets                          1.57%              -
  Ratio of expenses to average daily net assets:
     Before expense waiver                                          1.57%              -@
     After expense waiver#                                          1.56%(b)           -@
  Net investment income to average daily
     net assets                                                     0.33%              -@
  Portfolio turnover rate                                              7%             25%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INDEXED EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital through performance that
MASSMUTUAL INDEXED             closely tracks that of the S&P 500 Index by
EQUITY FUND?                   investing in a portfolio of equity securities
                               that mirrors the sector and stock weightings of the Index.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 28.10%, nearly in
                               line with the 28.67% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        The S&P 500 Index had a strong fourth quarter
BACKDROP DURING THE            finish, advancing 12.2%. Value stocks outpaced
PERIOD?                        growth stocks both during the fourth quarter and
                               for the year. For the 12 months ending December
                               31, value outperformed growth by nearly 600 basis points. As had been the case throughout the year, returns increased as capitalization decreased.

                               Throughout 2003, the economic landscape showed signs of improvement, as evidenced in the continual upward revisions to the all-important Gross Domestic Product (GDP) figures. Most recently, GDP growth has been estimated at an annualized rate of 8.2%. During the second half of the year, investment by corporate America began picking up in earnest. While business spending was well in the single-digit category during the first half of the year, the third and fourth quarters' spending levels increased sharply to mid-teen levels, with significant increases experienced in technology spending. The year concluded with robust corporate earnings, as evidenced by the near-record estimate of the S&P 500's 2004 operating earnings at $62 per share. The equity markets continued to enjoy the Federal Reserve's stimulative stance on monetary policy throughout the year.

WHAT FACTORS CONTRIBUTED       With the exception of health care,
TO THE FUND'S                  telecommunication services and utilities, in the
PERFORMANCE?                   third quarter all sectors generated positive
                               performance; technology and materials led the pack. Health care was the weakest-performing of the sectors. Turning to the fourth quarter, all sectors generated results of at least 8%, with the materials sector enjoying the largest increase. The two sectors contributing the most to the market's fourth quarter return were financials and information technology, with each advancing nearly 13%. Together, these two sectors account for just under 40% of the Index's weighting. Financials and technology also drove performance for the year, with financials advancing by 31% and technology, 47%. The only sector to generate single-digit returns for the year was telecommunication services, with its 7.1% return.

WHAT IS YOUR OUTLOOK?          Improvement in business performance this cycle,
                               especially corporate profitability, should support further, if more modest, gains in 2004. A stronger cyclical recovery and a potential higher secular growth rate are not fully discounted in equity markets. The state of the business cycle, the end of the bear market, and the economy's remarkable resilience and productivity argue that 2004 will be a favorable year for equity investors. Unquestionably, risk exists - particularly, exogenous threats like terrorism - but markets adjust and require new and undiscounted things to happen to alter well-developed trends.

                         MASSMUTUAL INDEXED EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

General Electric Co.
Microsoft Corp.
Exxon Mobil Corp.
Pfizer, Inc.
Citigroup, Inc.
Wal-Mart Stores, Inc.
Intel Corp.
American International Group, Inc.
Cisco Systems, Inc.
International Business Machines Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Indexed Equity Fund Class S, Class A, Class Y and the S&P 500 Index

MASSMUTUAL INDEXED EQUITY FUND
TOTAL RETURN

                                           FIVE YEAR             SINCE INCEPTION
                       ONE YEAR          AVERAGE ANNUAL           AVERAGE ANNUAL
                   1/1/03 - 12/31/03    1/1/99 - 12/31/03       3/1/98 - 12/31/03
Class S                  28.10%             -1.02%                    2.03%
Class A                  27.49%             -1.46%                    1.54%
Class Y                  28.10%             -1.05%                    1.96%
---------------------------------------------------------------------------------
S&P 500 Index            28.67%             -0.57%                    2.47%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S         CLASS A       CLASS Y       S&P 500 INDEX
              -------         -------       -------       -------------
  3/1/98     $  10,000       $  10,000     $  10,000        $  10,000
   12/98     $  11,833       $  11,770     $  11,807        $  11,862
   12/99     $  14,250       $  14,107     $  14,213        $  14,358
   12/00     $  12,901       $  12,714     $  12,868        $  13,052
 12/2001     $  11,311       $  11,101     $  11,276        $  11,502
 12/2002     $   8,776       $   8,576     $   8,742        $   8,961
 12/2003     $  11,242       $  10,934     $  11,199        $  11,530

Hypothetical Investments in MassMutual Indexed Equity Fund Class L and the S&P 500 Index

MASSMUTUAL INDEXED EQUITY FUND
TOTAL RETURN

                                         SINCE INCEPTION
                       ONE YEAR           AVERAGE ANNUAL
                   1/1/03 - 12/31/03    7/1/99 - 12/31/03
Class L                  27.88%               -3.75%
---------------------------------------------------------
S&P 500 Index            28.67%               -3.17%

[CHART]

              CLASS L      S&P 500 INDEX
              -------      -------------
 7/1/99      $  10,000       $  10,000
  12/99      $  10,738       $  10,771
  12/00      $   9,705       $   9,791
12/2001      $   8,496       $   8,628
12/2002      $   6,582       $   6,722
12/2003      $   8,417       $   8,649

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Indexed Equity Fund Class Z and the S&P 500 Index

MASSMUTUAL INDEXED EQUITY FUND
TOTAL RETURN

                                         SINCE INCEPTION
                       ONE YEAR           AVERAGE ANNUAL
                   1/1/03 - 12/31/03    5/1/01 - 12/31/03
Class Z                  28.39%              -2.87%
---------------------------------------------------------
S&P 500 Index            28.67%              -2.69%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS Z    S&P 500 INDEX
              -------    -------------
5/1/2001      $ 10,000     $ 10,000
12/2001       $  9,267     $  9,277
12/2002       $  7,207     $  7,227
12/2003       $  9,252     $  9,299

Hypothetical Investments in MassMutual Indexed Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL INDEXED EQUITY FUND
TOTAL RETURN

                                                         SINCE INCEPTION
                                       ONE YEAR           AVERAGE ANNUAL
                                   1/1/03 - 12/31/03    12/31/02 - 12/31/03
Class N                                 27.34%                27.26%
Class N (CDSC fees deducted)            26.34%                26.26%
---------------------------------------------------------------------------
S&P 500 Index                           28.67%                28.74%

[CHART]

                 CLASS N      CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
                 -------      ----------------------------    -------------
12/31/2002      $ 10,000               $ 10,000                 $ 10,000
6/2003          $ 11,130               $ 11,030                 $ 10,569
12/2003         $ 12,734               $ 12,634                 $ 12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL INDEXED EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
EQUITIES -- 99.2%

ADVERTISING -- 0.3%
Interpublic Group of
  Companies, Inc.*                                                      59,833    $       933,395
Monster Worldwide, Inc.*                                                16,118            353,951
Omnicom Group, Inc.                                                     24,714          2,158,274
                                                                                  ---------------
                                                                                        3,445,620
                                                                                  ---------------
AEROSPACE & DEFENSE -- 1.8%
Boeing Co.                                                             114,040          4,805,646
General Dynamics Corp.                                                  25,954          2,345,982
Goodrich Corp.                                                          13,690            406,456
Honeywell
  International, Inc.                                                  115,110          3,848,127
Lockheed Martin  Corp.                                                   62,307          3,202,580
Northrop Grumman Corp.                                                  23,639          2,259,888
Raytheon Co.                                                            56,200          1,688,248
Rockwell Collins, Inc.                                                  20,632            619,579
United Technologies Corp.                                               63,931          6,058,741
                                                                                  ---------------
                                                                                       25,235,247
                                                                                  ---------------
AIR TRANSPORTATION -- 0.1%
Delta Air Lines, Inc.                                                   19,716            232,846
Southwest Airlines Co.                                                 104,265          1,682,837
                                                                                  ---------------
                                                                                        1,915,683
                                                                                  ---------------
APPAREL, TEXTILES & SHOES -- 0.7%
The Gap, Inc.                                                          121,403          2,817,764
Jones Apparel Group, Inc.                                               15,589            549,200
Limited Brands                                                          62,259          1,122,530
Liz Claiborne, Inc.                                                     13,092            464,242
Nike, Inc. Cl. B                                                        35,683          2,442,858
Nordstrom, Inc.                                                         20,438            701,023
Reebok International
  Limited                                                                9,900            389,268
VF Corp.                                                                13,102            566,530
                                                                                  ---------------
                                                                                        9,053,415
                                                                                  ---------------
AUTOMOTIVE & PARTS -- 1.0%
AutoNation, Inc.*                                                       42,000            771,540
Cooper Tire & Rubber Co.                                                 8,230            175,957
Dana Corp.                                                              16,969            311,381
Delphi Corp.                                                            65,894            672,778
Ford Motor Co.                                                         245,414          3,926,624
General Motors Corp.                                                    71,945          3,841,863
Genuine Parts Co.                                                       20,512            680,998
The Goodyear Tire &
  Rubber Co.*                                                           28,776            226,179
Harley-Davidson, Inc.                                                   39,936          1,898,158
Navistar
  International Corp.*                                                  10,309            493,698
Paccar, Inc.                                                            16,203          1,379,199
Visteon Corp.                                                           14,153    $       147,333
                                                                                  ---------------
                                                                                       14,525,708
                                                                                  ---------------
BANKING, SAVINGS & LOANS -- 11.8%
AmSouth Bancorp                                                         41,894          1,026,403
Bank of America Corp.                                                  198,927         15,999,699
Bank of New York
  Co., Inc.                                                            107,903          3,573,747
Bank One Corp.                                                         154,426          7,040,281
BB&T Corp.                                                              76,816          2,968,170
Capital One
  Financial Corp.                                                       28,446          1,743,455
Charter One Financial, Inc.                                             33,845          1,169,345
Citigroup, Inc.                                                        688,941         33,441,196
Comerica, Inc.                                                          20,676          1,159,097
Fannie Mae                                                             131,279          9,853,802
Fifth Third Bancorp                                                     78,488          4,638,641
First Tennessee
  National Corp.                                                        17,700            780,570
FleetBoston
  Financial Corp.                                                      144,115          6,290,620
Freddie Mac                                                             91,928          5,361,241
Golden West
  Financial Corp.                                                       20,079          2,071,952
J.P. Morgan Chase & Co.                                                269,126          9,884,998
KeyCorp                                                                 53,468          1,567,682
Marshall and Ilsley Corp.                                               26,700          1,021,275
Mellon Financial Corp.                                                  60,068          1,928,783
National City Corp.                                                     86,771          2,945,008
North Fork
  Bancorporation, Inc.                                                  18,800            760,836
Northern Trust Corp.                                                    25,493          1,183,385
Providian Financial Corp.*                                              34,304            399,299
Regions Financial Corp.                                                 26,190            974,268
SLM Corp.                                                               63,231          2,382,544
SouthTrust Corp.                                                        49,394          1,616,666
State Street Corp.                                                      42,568          2,216,941
SunTrust Banks, Inc.                                                    40,134          2,869,581
Synovus Financial Corp.                                                 35,699          1,032,415
U.S. Bancorp                                                           261,534          7,788,483
Union Planters Corp.                                                    23,308            733,969
Wachovia Corp.                                                         182,448          8,500,252
Washington Mutual, Inc.                                                120,652          4,840,558
Wells Fargo & Co.                                                      227,037         13,370,209
Zions Bancorp                                                           14,000            858,620
                                                                                  ---------------
                                                                                      163,993,991
                                                                                  ---------------
BEVERAGES -- 2.6%
Anheuser-Busch
  Companies, Inc.                                                      110,696          5,831,465
Brown-Forman Corp. Cl. B                                                 7,221            674,802
The Coca-Cola Co.                                                      329,972         16,746,079
Coca-Cola Enterprises, Inc.                                             63,243    $     1,383,124
Coors (Adolph) Co. Cl. B                                                 5,765            323,417
The Pepsi Bottling
  Group, Inc.                                                           33,082            799,923
PepsiCo, Inc.                                                          233,066         10,865,537
                                                                                  ---------------
                                                                                       36,624,347
                                                                                  ---------------
BROADCASTING, PUBLISHING & PRINTING -- 3.4%
American Greetings
  Corp. Cl. A*                                                           8,814            192,762
Clear Channel
  Communications, Inc.                                                  82,821          3,878,507
Comcast Corp. Cl. A*                                                   305,096         10,028,506
Dow Jones & Co., Inc.                                                   11,057            551,191
Gannett Co., Inc.                                                       38,071          3,394,410
Knight Ridder, Inc.                                                      9,637            745,615
The McGraw-Hill
  Companies, Inc.                                                       27,044          1,890,916
Meredith Corp.                                                           5,689            277,680
New York Times Co. Cl. A                                                17,800            850,662
Time Warner, Inc.*                                                     602,494         10,838,867
Tribune Co.                                                             41,395          2,135,982
Univision Communications,
  Inc. Cl. A*                                                           42,700          1,694,763
Viacom, Inc. Cl. B                                                     232,118         10,301,397
                                                                                  ---------------
                                                                                       46,781,258
                                                                                  ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.*                                                18,184            325,130
Masco Corp.                                                             65,692          1,800,618
Vulcan Materials Co.                                                    11,878            565,036
                                                                                  ---------------
                                                                                        2,690,784
                                                                                  ---------------
CHEMICALS -- 1.5%
Air Products &
  Chemicals, Inc.                                                       31,205          1,648,560
Ashland, Inc.                                                            8,025            353,582
Dow Chemical Co.                                                       126,320          5,251,122
Du Pont (E.I.)
  de Nemours & Co.                                                     134,950          6,192,856
Eastman Chemical Co.                                                    10,935            432,261
Engelhard Corp.                                                         15,025            449,999
Great Lakes Chemical Corp.                                              10,196            277,229
Hercules, Inc.*                                                         12,889            157,246
International Flavors &
  Fragrances, Inc.                                                      11,082            386,983
Monsanto Co.                                                            34,624            996,479
PPG Industries, Inc.                                                    24,108          1,543,394
Praxair, Inc.                                                           45,356          1,732,599
Rohm & Haas Co.                                                         28,184          1,203,739
                                                                                  ---------------
                                                                                       20,626,049
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
COMMERCIAL SERVICES -- 1.7%
Allied Waste
  Industries, Inc.*                                                     42,934    $       595,924
Apollo Group, Inc. Cl.  A*                                              24,600          1,672,800
Block (H&R), Inc.                                                       23,748          1,314,927
Cendant Corp.*                                                         133,944          2,982,933
Cintas Corp.                                                            24,300          1,218,159
Concord EFS, Inc.*                                                      66,846            991,995
Convergys Corp.*                                                        20,871            364,408
Donnelley (R.R.) &
  Sons Co.                                                              15,915            479,837
eBay, Inc.*                                                             86,400          5,580,576
Ecolab, Inc.                                                            31,058            850,057
Equifax, Inc.                                                           17,149            420,151
Fluor Corp.                                                             11,635            461,211
Moody's Corp.                                                           18,386          1,113,272
Paychex, Inc.                                                           51,206          1,904,863
PerkinElmer, Inc.                                                       16,174            276,090
Quest Diagnostics, Inc.*                                                12,885            942,022
Robert Half
  International, Inc.*                                                  21,200            494,808
Ryder System, Inc.                                                       8,205            280,201
Waste Management, Inc.                                                  78,297          2,317,591
                                                                                  ---------------
                                                                                       24,261,825
                                                                                  ---------------
COMMUNICATIONS -- 2.0%
ADC
  Telecommunications, Inc.*                                             114,09           2338,853
Andrew Corp.*                                                           23,442            269,817
Avaya, Inc.*                                                            54,275            702,318
Ciena Corp.*                                                            63,300            420,312
Citizens
  Communications Co.*                                                   33,600            417,312
Lucent Technologies, Inc.*                                             527,652          1,498,532
Network Appliance, Inc.*                                                46,438            953,372
Nextel Communications,
  Inc. Cl. A*                                                          145,339          4,078,212
Qualcomm, Inc.                                                         105,109          5,668,528
SBC Communications, Inc.                                               451,609         11,773,447
Scientific-Atlanta, Inc.                                                20,781            567,321
Tellabs, Inc.*                                                          60,123            506,837
                                                                                  ---------------
                                                                                       27,194,861
                                                                                  ---------------
COMMUNICATIONS EQUIPMENT -- 0.3%
Motorola, Inc.                                                         307,702          4,329,367
                                                                                  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.3%
Autodesk, Inc.                                                          15,306            376,221
Computer Sciences Corp.*                                                22,596            999,421
Parametric
  Technology Corp.*                                                     24,388             96,089
Sun Microsystems, Inc.*                                                432,404          1,941,494
Teradyne, Inc.*                                                         26,606            677,123
Unisys Corp.*                                                           37,951            563,572
                                                                                  ---------------
                                                                                        4,653,920
                                                                                  ---------------
COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury Interactive Corp.*                                              12,740    $       619,674
                                                                                  ---------------
COMPUTERS & INFORMATION -- 3.2%
Apple Computer, Inc.*                                                   50,475          1,078,651
Cisco Systems, Inc.*                                                   926,287         22,499,511
Comverse Technology, Inc.*                                              28,629            503,584
Dell, Inc.*                                                            347,648         11,806,126
EMC Corp.*                                                             322,433          4,165,834
Gateway, Inc.*                                                          48,768            224,333
International Game
  Technology                                                            44,056          1,572,799
Jabil Circuit, Inc.*                                                    26,900            761,270
Lexmark
  International, Inc.*                                                  16,228          1,276,170
Solectron Corp.*                                                       117,753            695,920
Symbol Technologies, Inc.                                               27,700            467,853
                                                                                  ---------------
                                                                                       45,052,051
                                                                                  ---------------
COMPUTERS & OFFICE EQUIPMENT -- 2.5%
Electronic Data
  Systems Corp.                                                         65,423          1,605,480
Hewlett-Packard Co.                                                    410,052          9,418,895
International Business
  Machines Corp.                                                       231,402         21,446,337
Pitney Bowes, Inc.                                                      29,855          1,212,710
Xerox Corp.*                                                           107,577          1,484,563
                                                                                  ---------------
                                                                                       35,167,985
                                                                                  ---------------
CONTAINERS -- 0.2%
Ball Corp.                                                               6,804            405,314
Bemis Co., Inc.                                                          6,494            324,700
Pactiv Corp.*                                                           19,198            458,832
Sealed Air Corp.*                                                       10,048            543,999
Temple-Inland, Inc.                                                      6,693            419,450
                                                                                  ---------------
                                                                                        2,152,295
                                                                                  ---------------
COSMETICS & PERSONAL CARE -- 2.4%
Alberto-Culver Co. Cl. B                                                 6,898            435,126
Avon Products, Inc.                                                     32,619          2,201,456
Colgate-Palmolive Co.                                                   73,919          3,699,646
The Gillette Co.                                                       139,544          5,125,451
Kimberly-Clark Corp.                                                    70,181          4,146,995
The Procter & Gamble Co.                                               172,749         17,254,170
                                                                                  ---------------
                                                                                       32,862,844
                                                                                  ---------------
DATA PROCESSING & PREPARATION -- 0.7%
Automatic Data
  Processing, Inc.                                                      82,808          3,280,025
Deluxe Corp.                                                             6,828            282,201
First Data Corp.                                                        97,856          4,020,903
Fiserv, Inc.*                                                           27,001          1,066,810
IMS Health, Inc.                                                        29,725            738,964
NCR Corp.*                                                              12,368            479,878
                                                                                  ---------------
                                                                                        9,868,781
                                                                                  ---------------
ELECTRIC UTILITIES -- 2.4%
AES Corp.*                                                              77,053    $       727,380
Allegheny Energy, Inc.*                                                 14,300            182,468
Ameren Corp.                                                            18,742            862,132
American Electric
  Power Co.                                                             48,908          1,492,183
Calpine Corp.*                                                          52,779            253,867
CenterPoint Energy, Inc.                                                33,622            325,797
Cinergy Corp.                                                           22,381            868,607
CMS Energy Corp.*                                                       17,354            147,856
Consolidated Edison, Inc.                                               32,774          1,409,610
Constellation Energy
  Group, Inc.                                                           24,664            965,842
Dominion Resources, Inc.                                                45,020          2,873,627
DTE Energy Co.                                                          26,352          1,038,269
Duke Energy Corp.                                                      124,698          2,550,074
Edison International*                                                   45,687          1,001,916
Entergy Corp.                                                           31,406          1,794,225
Exelon Corp.                                                            45,874          3,044,199
FirstEnergy Corp.                                                       46,087          1,622,262
FPL Group, Inc.                                                         26,115          1,708,443
NiSource, Inc.                                                          31,285            686,393
PG&E Corp.*                                                             56,681          1,574,031
Pinnacle West Capital Corp.                                             11,750            470,235
PPL Corp.                                                               19,555            855,531
Progress Energy, Inc.                                                   29,721          1,345,172
Public Service Enterprise
  Group, Inc.                                                           32,782          1,435,852
Southern Co.                                                           102,846          3,111,092
Teco Energy, Inc.                                                       22,400            322,784
TXU Corp.                                                               37,566            891,066
                                                                                  ---------------
                                                                                       33,560,913
                                                                                  ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.5%
Advanced Micro
  Devices, Inc.*                                                        49,242            733,706
Altera Corp.*                                                           52,604          1,194,111
American Power
  Conversion Corp.                                                      29,542            722,302
Analog Devices, Inc.                                                    50,725          2,315,596
Applied Micro
  Circuits Corp.*                                                       37,200            222,456
Broadcom Corp. Cl. A*                                                   41,200          1,404,508
Emerson Electric Co.                                                    57,154          3,700,722
General Electric Co.                                                 1,347,275         41,738,580
Intel Corp.                                                            876,432         28,221,110
JDS Uniphase Corp.*                                                    197,576            721,152
Johnson Controls, Inc.                                                  12,651          1,469,034
Kla-Tencor Corp.*                                                       25,928          1,521,196
Linear Technology Corp.                                                 44,049          1,853,141
LSI Logic Corp.*                                                        53,342            473,144
Maxim Integrated
  Products, Inc.                                                        44,099          2,196,130
Micron Technology, Inc.*                                                82,580          1,112,353

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
Molex, Inc.                                                             23,647    $       825,044
National
  Semiconductor Corp.*                                                  25,612          1,009,369
Novellus Systems, Inc.*                                                 21,131            888,559
Nvidia Corp.*                                                           22,700            527,775
PMC-Sierra, Inc.*                                                       21,879            440,862
Power-One, Inc.*                                                        10,600            114,798
Qlogic Corp.*                                                           12,500            645,000
Rockwell Automation, Inc.                                               23,132            823,499
Sanmina-SCI Corp.*                                                      73,024            920,833
Texas Instruments, Inc.                                                229,469          6,741,799
Thomas & Betts Corp.                                                     8,502            194,611
Xilinx, Inc.*                                                           45,168          1,749,808
                                                                                  ---------------
                                                                                      104,481,198
                                                                                  ---------------
ENERGY -- 6.0%
Amerada Hess Corp.                                                      13,960            742,253
Anadarko Petroleum Corp.                                                32,354          1,650,378
Apache Corp.                                                            20,078          1,628,326
BJ Services Co.*                                                        23,800            854,420
Burlington Resources, Inc.                                              24,180          1,339,088
ChevronTexaco Corp.                                                    141,229         12,200,773
ConocoPhillips                                                          93,855          6,154,072
Devon Energy Corp.                                                      31,000          1,775,060
Dynegy, Inc. Cl. A*                                                     48,037            205,598
El Paso Corp.                                                           68,735            562,940
EOG Resources, Inc.                                                     15,800            729,486
Exxon Mobil Corp.                                                      886,898         36,362,818
Halliburton Co.                                                         53,784          1,398,384
Kerr-McGee Corp.                                                        15,766            732,961
KeySpan Corp.                                                           20,600            758,080
Kinder Morgan, Inc.                                                     17,100          1,010,610
Marathon Oil Corp.                                                      40,951          1,355,069
Nabors Industries Limited*                                              19,369            803,814
Nicor, Inc.                                                              5,282            179,799
Noble Corp.*                                                            20,400            729,912
Occidental Petroleum Corp.                                              55,251          2,333,802
Peoples Energy Corp.                                                     4,262            179,174
Rowan Companies, Inc.*                                                  12,366            286,520
Schlumberger Limited                                                    77,505          4,241,074
Sempra Energy                                                           30,461            915,658
Sunoco, Inc.                                                            10,256            524,594
Transocean, Inc.*                                                       40,572            974,134
Unocal Corp.                                                            36,729          1,352,729
The Williams
  Companies, Inc.                                                       71,891            705,970
Xcel Energy, Inc.                                                       46,087            782,557
                                                                                  ---------------
                                                                                       83,470,053
                                                                                  ---------------
ENTERTAINMENT & LEISURE -- 0.6%
Brunswick Corp.                                                         10,755            342,332
Harrah's Entertainment, Inc.                                            16,716            831,955
The Walt Disney Co.                                                    279,370          6,517,702
                                                                                  ---------------
                                                                                        7,691,989
                                                                                  ---------------
FINANCIAL SERVICES -- 3.7%
American Express Co.                                                   175,660    $     8,472,082
Apartment Investment &
  Management Co. Cl. A                                                  15,600            538,200
Bear Stearns
  Companies, Inc.                                                       13,195          1,054,940
Countrywide
  Financial Corp.                                                       24,266          1,840,576
Federated Investors,
  Inc. Cl. B                                                            13,400            393,424
Franklin Resources, Inc.                                                35,530          1,849,692
The Goldman Sachs
  Group, Inc.                                                           62,400          6,160,752
Huntington Bancshares, Inc.                                             27,321            614,723
Janus Capital Group, Inc.                                               34,794            570,970
Lehman Brothers
  Holdings, Inc.                                                        36,418          2,812,198
MBNA Corp.                                                             172,446          4,285,283
Merrill Lynch & Co., Inc.                                              123,670          7,253,246
Morgan Stanley                                                         147,899          8,558,915
PNC Financial Services
  Group, Inc.                                                           37,813          2,069,506
Price (T. Rowe) Group, Inc.                                             18,713            887,183
ProLogis Trust                                                          21,400            686,726
The Schwab
  (Charles) Corp.                                                      182,805          2,164,411
Simon Property Group, Inc.                                              26,100          1,209,474
                                                                                  ---------------
                                                                                       51,422,301
                                                                                  ---------------
FOODS -- 1.8%
Archer-Daniels-Midland Co.                                              77,079          1,173,142
Campbell Soup Co.                                                       59,046          1,582,433
ConAgra Foods, Inc.                                                     74,769          1,973,154
General Mills, Inc.                                                     49,851          2,258,250
Heinz (H. J.) Co.                                                       50,022          1,822,301
Hershey Foods Corp.                                                     16,042          1,235,074
Kellogg Co.                                                             57,416          2,186,401
The Kroger Co.*                                                        101,475          1,878,302
McCormick & Co., Inc.                                                   16,600            499,660
Safeway, Inc.*                                                          60,677          1,329,433
Sara Lee Corp.                                                         109,536          2,378,027
Starbucks Corp.*                                                        54,848          1,813,275
SuperValu, Inc.                                                         15,932            455,496
Sysco Corp.                                                             85,878          3,197,238
Wrigley (Wm.) Jr. Co.                                                   26,904          1,512,274
                                                                                  ---------------
                                                                                       25,294,460
                                                                                  ---------------
FOREST PRODUCTS & PAPER -- 0.5%
Boise Cascade Corp.                                                     14,701            483,075
Georgia-Pacific Corp.                                                   30,372            931,509
International Paper Co.                                                 66,151          2,851,770
MeadWestvaco Corp.                                                      24,344            724,234
Plum Creek Timber
  Co., Inc.                                                             22,200            675,990
Weyerhaeuser Co.                                                        30,311    $     1,939,904
                                                                                  ---------------
                                                                                        7,606,482
                                                                                  ---------------
HEALTHCARE -- 0.9%
Express Scripts, Inc.*                                                  10,400            690,872
HCA, Inc.                                                               68,785          2,955,004
Health Management
  Associates, Inc. Cl. A                                                35,600            854,400
Humana, Inc.*                                                           23,296            532,314
Manor Care, Inc.                                                        12,781            441,839
Tenet Healthcare Corp.*                                                 64,328          1,032,464
UnitedHealth Group, Inc.                                                79,848          4,645,557
Wellpoint Health
  Networks, Inc.*                                                       18,820          1,825,352
                                                                                  ---------------
                                                                                       12,977,802
                                                                                  ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.3%
Centex Corp.                                                             8,105            872,503
KB Home                                                                  7,385            535,560
Leggett & Platt, Inc.                                                   21,947            474,714
Maytag Corp.                                                             8,438            234,998
Pulte Homes, Inc.                                                        7,473            699,622
Whirlpool Corp.                                                          9,829            714,077
                                                                                  ---------------
                                                                                        3,531,474
                                                                                  ---------------
HOUSEHOLD PRODUCTS -- 0.5%
Black & Decker Corp.                                                     9,250            456,210
The Clorox Co.                                                          27,815          1,350,696
Corning, Inc.*                                                         178,361          1,860,305
Fortune Brands, Inc.                                                    17,580          1,256,794
Newell Rubbermaid, Inc.                                                 38,971            887,370
Sherwin-Williams Co.                                                    17,589            611,042
Snap-On, Inc.                                                            6,903            222,553
The Stanley Works                                                       10,755            407,292
Tupperware Corp.                                                         6,902            119,681
                                                                                  ---------------
                                                                                        7,171,943
                                                                                  ---------------
INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                                   10,966            519,679
                                                                                  ---------------
INDUSTRIAL - DIVERSIFIED -- 1.8%
3M Co.                                                                 103,098          8,766,423
Cooper Industries
  Limited Cl. A                                                         13,065            756,855
Danaher Corp.                                                           21,050          1,931,338
Eaton Corp.                                                              9,928          1,072,025
Illinois Tool Works, Inc.                                               42,733          3,585,726
ITT Industries, Inc.                                                    13,855          1,028,180
Textron, Inc.                                                           19,655          1,121,514
Tyco International Limited                                             271,054          7,182,931
                                                                                  ---------------
                                                                                       25,444,992
                                                                                  ---------------
INFORMATION RETRIEVAL SERVICES -- 0.3%
Yahoo!, Inc.*                                                           86,960          3,927,983
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
INSURANCE -- 5.0%
ACE Limited                                                             38,300    $     1,586,386
Aetna, Inc.                                                             21,149          1,429,249
AFLAC, Inc.                                                             72,538          2,624,425
Allstate Corp.                                                          97,715          4,203,699
Ambac Financial
  Group, Inc.                                                           12,200            846,558
American International
  Group, Inc.                                                          348,908         23,125,622
Anthem, Inc.*                                                           17,600          1,320,000
Aon Corp.                                                               45,752          1,095,303
Chubb Corp.                                                             23,809          1,621,393
Cigna Corp.                                                             18,388          1,057,310
Cincinnati Financial Corp.                                              19,384            811,802
The Hartford Financial
  Services Group, Inc.                                                  36,834          2,174,311
Jefferson-Pilot Corp.                                                   18,273            925,527
John Hancock Financial
  Services, Inc.                                                        34,179          1,281,713
Lincoln National Corp. 20,939                                          845,307
Loews Corp.                                                             23,548          1,164,449
Marsh & McLennan
  Companies, Inc.                                                       73,352          3,512,827
MBIA, Inc.                                                              20,611          1,220,790
Metlife, Inc.                                                          103,200          3,474,744
MGIC Investment Corp.                                                   12,187            693,928
Principal Financial
  Group, Inc.                                                           38,800          1,283,116
Progressive Corp.                                                       29,487          2,464,818
Prudential Financial, Inc.                                              76,600          3,199,582
Safeco Corp.                                                            21,225            826,289
The St. Paul
  Companies, Inc.                                                       32,575          1,291,599
Torchmark Corp.                                                         18,026            820,904
Travelers Property Casualty
  Corp. Cl. B                                                          133,097          2,258,656
UnumProvident Corp.                                                     33,525            528,689
XL Capital Limited Cl. A                                                18,000          1,395,900
                                                                                  ---------------
                                                                                       69,084,896
                                                                                  ---------------
LODGING -- 0.2%
Hilton Hotels Corp.                                                     44,351            759,733
Marriott International,
  Inc. Cl. A                                                            33,023          1,525,663
Starwood Hotels & Resorts
  Worldwide, Inc.                                                       23,727            853,460
                                                                                  ---------------
                                                                                        3,138,856
                                                                                  ---------------
MACHINERY & COMPONENTS -- 0.8%
Baker Hughes, Inc.                                                      49,983          1,607,453
Caterpillar, Inc.                                                       45,016          3,737,228
Cummins, Inc.                                                            5,573            272,743
Deere & Co.                                                             32,013          2,082,446
Dover Corp.                                                             26,759          1,063,670
Ingersoll-Rand Co. Cl. A                                                23,686    $     1,607,806
Pall Corp.                                                              14,618            392,201
Parker-Hannifin Corp.                                                   17,398          1,035,181
                                                                                  ---------------
                                                                                       11,798,728
                                                                                  ---------------
MANUFACTURING -- 0.5%
American Standard
  Companies, Inc.*                                                      10,900          1,097,630
Applied Materials, Inc.*                                               217,252          4,877,307
Avery Dennison Corp.                                                    12,998            728,148
Millipore Corp.*                                                         5,781            248,872
                                                                                        6,951,957
MEDICAL SUPPLIES -- 2.3%
Agilent Technologies, Inc.*                                             59,405          1,737,002
Allergan, Inc.                                                          18,729          1,438,574
Applied Biosystems
  Group-Applera Corp.                                                   24,968            517,087
Bard (C.R.), Inc.                                                        6,489            527,231
Bausch & Lomb, Inc.                                                      6,894            357,799
Baxter International, Inc.                                              77,326          2,359,990
Becton, Dickinson & Co.                                                 36,346          1,495,274
Biomet, Inc.                                                            36,394          1,325,106
Boston Scientific Corp.*                                               108,440          3,986,254
Guidant Corp.                                                           40,941          2,464,648
Medtronic, Inc.                                                        164,214          7,982,443
St. Jude Medical, Inc.*                                                 23,096          1,416,940
Stryker Corp.                                                           27,801          2,363,363
Tektronix, Inc.                                                         10,770            340,332
Thermo Electron Corp.*                                                  20,275            510,930
Waters Corp.*                                                           15,900            527,244
Zimmer Holdings, Inc.*                                                  32,478          2,286,451
                                                                                  ---------------
                                                                                       31,636,668
                                                                                  ---------------
METALS & MINING -- 0.8%
Alcoa, Inc.                                                            115,366          4,383,908
Allegheny Technologies, Inc.                                             9,447            124,889
Crane Co.                                                                7,007            215,395
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B                                             22,383            942,996
Newmont Mining Corp.                                                    55,397          2,692,848
Nucor Corp.                                                              9,550            534,800
Phelps Dodge Corp.*                                                     11,739            893,221
United States Steel Corp.                                               16,456            576,289
Worthington Industries, Inc.                                            10,152            183,041
                                                                                  ---------------
                                                                                       10,547,387
                                                                                  ---------------
PHARMACEUTICALS -- 9.9%
Abbott Laboratories                                                    212,337          9,894,904
AmerisourceBergen Corp.                                                 14,316            803,843
Amgen, Inc.*                                                           174,390         10,777,302
Biogen Idec, Inc.*                                                      44,591          1,640,057
Bristol-Myers Squibb Co.                                               261,884          7,489,882
Cardinal Health, Inc.                                                   58,079          3,552,112
Chiron Corp.*                                                           26,500          1,510,235
Eli Lilly & Co.                                                        152,095    $    10,696,841
Forest Laboratories, Inc.*                                              47,500          2,935,500
Genzyme Corp.*                                                          29,300          1,445,662
Johnson & Johnson                                                      396,400         20,478,024
King
  Pharmaceuticals, Inc.*                                                27,548            420,382
McKesson Corp.                                                          41,098          1,321,712
Medco Health
  Solutions, Inc.*                                                      35,741          1,214,837
Medimmune, Inc.*                                                        34,669            880,593
Merck & Co., Inc.                                                      300,362         13,876,724
Pfizer, Inc.                                                         1,024,021         36,178,662
Schering-Plough Corp. 201,886                                        3,510,798
Sigma-Aldrich Corp.                                                     11,651            666,204
Watson
  Pharmaceutical, Inc.*                                                 15,471            711,666
Wyeth                                                                  180,804          7,675,130
                                                                                  ---------------
                                                                                      137,681,070
                                                                                  ---------------
PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                                       40,547          1,040,841
                                                                                  ---------------
PREPACKAGED SOFTWARE -- 4.6%
Adobe Systems, Inc.                                                     31,722          1,246,675
BMC Software, Inc.*                                                     28,331            528,373
Citrix Systems, Inc.*                                                   21,427            454,467
Computer Associates
  International, Inc.                                                   77,639          2,122,650
Compuware Corp.*                                                        58,837            355,375
Electronic Arts, Inc.*                                                  40,200          1,920,756
Intuit, Inc.*                                                           28,000          1,481,480
Microsoft Corp.                                                      1,449,990         39,932,725
Novell, Inc.*                                                           56,282            592,087
Oracle Corp.*                                                          702,228          9,269,410
Peoplesoft, Inc.*                                                       50,887          1,160,224
Siebel Systems, Inc.*                                                   65,262            905,184
SunGard Data
  Systems, Inc.*                                                        40,000          1,108,400
Symantec Corp.*                                                         40,600          1,406,790
Veritas Software Corp.*                                                 57,790          2,147,476
                                                                                  ---------------
                                                                                       64,632,072
                                                                                  ---------------
REAL ESTATE -- 0.2%
Equity Office
  Properties Trust                                                      56,400          1,615,860
Equity Residential                                                      36,200          1,068,262
                                                                                  ---------------
                                                                                        2,684,122
                                                                                  ---------------
RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                                                20,128            423,493
McDonald's Corp.                                                       172,060          4,272,250
Wendy's International, Inc.                                             16,201            635,727
Yum! Brands, Inc.*                                                      40,120          1,380,128
                                                                                  ---------------
                                                                                        6,711,598
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
RETAIL -- 5.9%
AutoZone, Inc.*                                                         11,836    $     1,008,546
Bed Bath & Beyond, Inc.*                                                40,196          1,742,497
Best Buy Co., Inc.                                                      41,141          2,149,206
Big Lots, Inc.*                                                         13,696            194,620
Circuit City Stores, Inc.                                               31,959            323,745
Costco Wholesale Corp.*                                                 62,089          2,308,469
CVS Corp.                                                               51,389          1,856,171
Dillards, Inc. Cl. A                                                    11,665            192,006
Dollar General Corp.                                                    46,131            968,290
Family Dollar Stores, Inc.                                              25,624            919,389
Federated Department
  Stores, Inc.                                                          26,278          1,238,482
The Home Depot, Inc.                                                   306,487         10,877,224
J.C. Penney Company, Inc.                                               35,861            942,427
Kohl's Corp.*                                                           44,276          1,989,763
Lowe's Companies, Inc.                                                 105,750          5,857,493
The May Department
  Stores Co.                                                            41,687          1,211,841
Office Depot, Inc.*                                                     45,259            756,278
RadioShack Corp.                                                        21,830            669,744
Sears, Roebuck and Co.                                                  33,523          1,524,961
Staples, Inc.*                                                          66,656          1,819,709
Target Corp.                                                           122,910          4,719,744
Tiffany & Co.                                                           19,156            865,851
TJX Companies, Inc.                                                     70,160          1,547,028
Toys R Us, Inc.*                                                        32,782            414,364
Walgreen Co.                                                           139,080          5,059,730
Wal-Mart Stores, Inc.                                                  580,673         30,804,703
                                                                                  ---------------
                                                                                       81,962,281
                                                                                  ---------------
RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                                       49,448          1,119,997
Winn-Dixie Stores, Inc.                                                 15,355            152,782
                                                                                  ---------------
                                                                                        1,272,779
                                                                                  ---------------
TELEPHONE UTILITIES -- 2.3%
Alltel Corp.                                                            42,957          2,000,937
AT&T Corp.                                                             105,833          2,148,410
AT&T Wireless
  Services, Inc.*                                                      358,526          2,864,623
BellSouth Corp.                                                        250,423          7,086,971
CenturyTel, Inc.                                                        17,048            556,106
Qwest Communications
  International, Inc.*                                                 212,021            915,931
Sprint Corp. (FON Group)                                               124,248          2,040,152
Sprint Corp. (PCS Group)*                                              126,317            709,902
Verizon
  Communications, Inc.                                                 370,683         13,003,560
                                                                                  ---------------
                                                                                       31,326,592
                                                                                  ---------------
TOBACCO -- 1.2%
Altria Group, Inc.                                                     271,539         14,777,152
Reynolds (R.J.) Tobacco
  Holdings, Inc.                                                        12,000            697,800
UST, Inc.                                                               19,587    $       699,060
                                                                                  ---------------
                                                                                       16,174,012
                                                                                  ---------------
TOYS, GAMES -- 0.1%
Hasbro, Inc.                                                            26,804            570,389
Mattel, Inc.                                                            61,352          1,182,253
                                                                                  ---------------
                                                                                        1,752,642
                                                                                  ---------------
TRANSPORTATION -- 1.7%
Burlington Northern
  Santa Fe Corp.                                                        52,956          1,713,127
Carnival Corp.                                                          84,768          3,367,833
CSX Corp.                                                               27,686            995,035
FedEx Corp.                                                             39,012          2,633,310
Norfolk Southern Corp.                                                  46,877          1,108,641
Union Pacific Corp.                                                     36,538          2,538,660
United Parcel Service,
  Inc. Cl. B                                                           151,900         11,324,145
                                                                                  ---------------
                                                                                       23,680,751
                                                                                  ---------------
TRAVEL -- 0.0%
Sabre Holdings Corp.                                                    16,528            356,840
                                                                                  ---------------
TOTAL EQUITIES
(COST $1,411,078,842)                                                               1,380,591,066
                                                                                  ---------------

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 8.1%

CASH EQUIVALENTS -- 7.5%***
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $       282,431            282,431
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                  1,492,299          1,492,299
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  4,476,897          4,476,897
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                  1,119,224          1,119,224
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                  1,119,224          1,119,224
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  3,730,748          3,730,748
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                  1,492,299          1,492,299
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                            $     7,461,495    $     7,461,495
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    746,150            746,150
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                  2,984,598          2,984,598
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    746,150            746,150
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  7,685,340          7,685,340
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  4,103,822          4,103,822
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                  2,238,448          2,238,448
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                  3,730,748          3,730,748
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                  2,978,447          2,978,447
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  3,723,970          3,723,970
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                                  1,492,299          1,492,299
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    820,764            820,764
Merrill Lynch
  Premier Institutional
  Money Market Fund                                                  5,133,595          5,133,595
Merrimac Money
  Market Fund                                                       12,386,082         12,386,082
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                  3,879,978          3,879,978
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                  1,865,374          1,865,374
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                  1,865,374          1,865,374

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL            MARKET
                                                                    AMOUNT             VALUE
                                                               ---------------    ---------------
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                            $     1,492,299    $     1,492,299
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  3,730,748          3,730,748
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                  1,865,374          1,865,374
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                  2,238,449          2,238,449
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                  1,865,374          1,865,374
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                  1,865,374          1,865,374
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  3,730,748          3,730,748
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    746,150            746,150
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  8,953,794          8,953,794
                                                                                  ---------------
                                                                                      104,044,066
                                                                                  ---------------
REPURCHASE AGREEMENT -- 0.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                  7,221,073          7,221,073
                                                                                  ---------------
U.S. TREASURY BILLS -- 0.1%
U.S. Treasury Bill**
  0.892% 01/22/2004                                                  1,715,000          1,714,107
                                                                                  ---------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   112,979,246
                                                                                  ---------------

TOTAL INVESTMENTS -- 107.3%
(COST $1,524,058,088)****                                                           1,493,570,312

OTHER ASSETS/
(LIABILITIES) -- (7.3%)                                                              (101,056,352)
                                                                                  ---------------

NET ASSETS -- 100.0%                                                              $ 1,392,513,960
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  *    Non-income producing security.
  **   This security is held as collateral for open futures contracts. (NOTE 2).
  ***  Represents investments of security lending collateral. (NOTE 2).
  **** Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $7,221,362. Collateralized by U.S. Government Agency obligation with a rate of 3.167%, maturity date of 06/01/2026, and an aggregate market value, including accrued interest, of $7,582,140.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INDEXED EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                  DECEMBER 31, 2003
                                                                  -----------------
ASSETS:
    Investments, at value (cost $1,411,078,842) (NOTE 2)          $   1,380,591,066
    Short-term investments, at amortized cost (NOTE 2)                  112,979,246
                                                                  -----------------
        Total Investments (including securities on loan with
          market values of $100,493,891)                              1,493,570,312
    Cash                                                                      5,680
    Receivables from:
        Fund shares sold                                                  3,020,934
        Interest and dividends                                            1,984,954
        Variation margin on open futures contracts (NOTE 2)                  23,164
                                                                  -----------------
            Total assets                                              1,498,605,044
                                                                  -----------------
LIABILITIES:
    Payables for:
        Fund shares repurchased                                           1,333,253
        Securities on loan (NOTE 2)                                     104,044,066
        Directors' fees and expenses (NOTE 3)                                26,865
        Affiliates (NOTE 3):
            Investment management fees                                      121,729
            Administration fees                                             417,630
            Service fees                                                     93,233
            Distribution fees                                                 1,027
    Accrued expense and other liabilities                                    53,281
                                                                  -----------------
            Total liabilities                                           106,091,084
                                                                  -----------------
    NET ASSETS                                                    $   1,392,513,960
                                                                  =================
NET ASSETS CONSIST OF:
    Paid-in capital                                               $   1,474,846,824
    Distributions in excess of net investment income                         (9,076)
    Accumulated net realized loss on investments and futures
      contracts                                                         (52,063,473)
    Net unrealized depreciation on investments and futures
      contracts                                                         (30,260,315)
                                                                  -----------------
                                                                  $   1,392,513,960
                                                                  =================
NET ASSETS:
    Class A                                                       $     160,470,049
                                                                  =================
    Class L                                                       $     176,246,872
                                                                  =================
    Class Y                                                       $     299,712,644
                                                                  =================
    Class S                                                       $     710,691,498
                                                                  =================
    Class Z                                                       $      42,906,217
                                                                  =================
    Class N                                                       $       2,486,680
                                                                  =================
SHARES OUTSTANDING:
    Class A                                                              15,687,622
                                                                  =================
    Class L                                                              17,178,684
                                                                  =================
    Class Y                                                              29,136,219
                                                                  =================
    Class S                                                              68,477,130
                                                                  =================
    Class Z                                                               4,132,210
                                                                  =================
    Class N                                                                 245,083
                                                                  =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                       $           10.23
                                                                  =================
    Class L                                                       $           10.26
                                                                  =================
    Class Y                                                       $           10.29
                                                                  =================
    Class S                                                       $           10.38
                                                                  =================
    Class Z                                                       $           10.38
                                                                  =================
    Class N                                                       $           10.15
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                     YEAR ENDED
                                                                  DECEMBER 31, 2003
                                                                  -----------------
INVESTMENT INCOME (NOTE 2):
    Dividends                                                     $      19,641,482
    Interest (including securities lending income of $56,171)               105,390
                                                                  -----------------
        Total investment income                                          19,746,872
                                                                  -----------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                   1,103,288
    Custody fees                                                            113,262
    Shareholder reporting fees                                               51,992
    Audit and legal fees                                                     29,367
    Directors' fees (NOTE 3)                                                 24,869
    Trustee reporting                                                         8,196
                                                                  -----------------
                                                                          1,330,974
    Administration fees (NOTE 3):
        Class A                                                             552,669
        Class L                                                             472,890
        Class Y                                                             791,429
        Class S                                                           1,868,583
        Class Z                                                              21,411
        Class N                                                               4,901
    Distribution fees (NOTE 3):
        Class N                                                               2,313
    Service fees (NOTE 3):
        Class A                                                             288,029
        Class N                                                               2,313
                                                                  -----------------
            Total expenses                                                5,335,512
                                                                  -----------------
            NET INVESTMENT INCOME                                        14,411,360
                                                                  -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
        Investment transactions                                          (4,644,160)
        Closed futures contracts                                          3,081,511
                                                                  -----------------
            Net realized loss                                            (1,562,649)
                                                                  -----------------
    Net change in unrealized appreciation (depreciation) on:
        Investments                                                     270,415,369
        Open futures contracts                                              574,564
                                                                  -----------------
            Net unrealized gain                                         270,989,933
                                                                  -----------------
            NET REALIZED AND UNREALIZED GAIN                            269,427,284
                                                                  -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     283,838,644
                                                                  =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED           YEAR ENDED
                                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                         $      14,411,360    $      10,382,664
    Net realized loss on investment transactions and futures
      contracts                                                          (1,562,649)         (37,493,383)
    Net change in unrealized appreciation (depreciation) on
      investments and futures contracts                                 270,989,933         (205,792,697)
                                                                  -----------------    -----------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
           OPERATIONS                                                   283,838,644         (232,903,416)
                                                                  -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                              (1,289,285)            (529,319)
    Class L                                                              (1,877,635)            (578,753)
    Class Y                                                              (3,199,507)          (2,341,779)
    Class S                                                              (7,573,075)          (6,633,682)
    Class Z                                                                (546,840)            (236,834)
    Class N                                                                 (24,237)                   -
                                                                  -----------------    -----------------
         TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                 (14,510,579)         (10,320,367)
                                                                  -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                              61,496,203            7,019,969
    Class L                                                              96,387,674           28,484,905
    Class Y                                                              42,440,353           72,195,407
    Class S                                                              (7,151,150)          82,916,124
    Class Z                                                              19,821,400           23,305,846
    Class N                                                               2,152,156              100,500*
                                                                  -----------------    -----------------
         INCREASE IN NET ASSETS FROM NET FUND SHARE
           TRANSACTIONS                                                 215,146,636          214,022,751
                                                                  -----------------    -----------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                             484,474,701          (29,201,032)
NET ASSETS:
    Beginning of year                                                   908,039,259          937,240,291
                                                                  -----------------    -----------------
    End of year (including distributions in excess of net
      investment income of $9,076 and undistributed net
      investment income of $116,801, respectively)                $   1,392,513,960    $     908,039,259
                                                                  =================    =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INDEXED EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        CLASS A
                                                                        -------
                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                      12/31/03          12/31/02          12/31/01
                                                     ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     8.09        $    10.55        $    12.17
                                                     ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.08***           0.07***           0.06***
  Net realized and unrealized gain
    (loss) on investments                                  2.14             (2.47)            (1.60)
                                                     ----------        ----------        ----------
      Total income (loss) from investment
        operations                                         2.22             (2.40)            (1.54)
                                                     ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.08)            (0.06)            (0.08)
  From net realized gains                                     -                 -                 -
                                                     ----------        ----------        ----------
      Total distributions                                 (0.08)            (0.06)            (0.08)
                                                     ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                       $    10.23        $     8.09        $    10.55
                                                     ==========        ==========        ==========
TOTAL RETURN(a)                                           27.49%           (22.74)%          (12.69)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  160,470        $   70,695        $   81,682
  Net expenses to average daily net assets                 0.85%             0.85%             0.86%
  Net investment income to average daily net assets        0.94%             0.78%             0.52%
  Portfolio turnover rate                                     2%                5%                4%

                                                                       CLASS A
                                                                       -------
                                                     YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                                      12/31/00        12/31/99^^         02/28/99
                                                     ----------      ------------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    13.81       $    11.81        $    10.00
                                                     ----------      ------------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.05***          0.07***           0.06***
  Net realized and unrealized gain
    (loss) on investments                                  1.40)            2.18              1.78
                                                     ----------      ------------       ----------
      Total income (loss) from investment
        operations                                        (1.35)            2.25              1.84
                                                     ----------      ------------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.10)           (0.10)            (0.03)
  From net realized gains                                 (0.19)           (0.15)                -
                                                     ----------      ------------       ----------
      Total distributions                                 (0.29)           (0.25)            (0.03)
                                                     ----------      ------------       ----------
NET ASSET VALUE, END OF PERIOD                       $    12.17        $    13.81        $   11.81
                                                     ==========      ============       ==========
TOTAL RETURN(a)                                           (9.88)%          19.14%**          18.40%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   41,829        $    2,066        $      118
  Net expenses to average daily net assets                 0.84%            0.85%*            1.09%
  Net investment income to average daily net assets        0.41%            0.59%*            0.57%
  Portfolio turnover rate                                    10%             N/A               N/A

                                                                                        CLASS L
                                                                                        -------
                                                      YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                       12/31/03         12/31/02       12/31/01        12/31/00       12/31/99^
                                                      ----------       ----------     ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     8.11       $    10.58     $    12.18      $    13.80      $     13.11
                                                      ----------       ----------     ----------      ----------      -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.11***          0.10***        0.08***         0.09***          0.06***
  Net realized and unrealized gain
    (loss) on investments                                   2.15            (2.48)         (1.60)          (1.41)            0.90
                                                      ----------       ----------     ----------      ----------      -----------
      Total income (loss) from investment
        operations                                          2.26            (2.38)         (1.52)          (1.32)            0.96
                                                      ----------       ----------     ----------      ----------      -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.11)           (0.09)         (0.08)          (0.11)           (0.12)
  From net realized gains                                      -                -              -           (0.19)           (0.15)
                                                      ----------       ----------     ----------      ----------      -----------
      Total distributions                                  (0.11)           (0.09)         (0.08)          (0.30)           (0.27)
                                                      ----------       ----------     ----------      ----------      -----------
NET ASSET VALUE, END OF PERIOD                        $    10.26       $     8.11     $    10.58      $    12.18      $     13.80
                                                      ==========       ==========     ==========      ==========      ===========
TOTAL RETURN(a)                                            27.88%          (22.53)%       (12.46)%         (9.61)%           7.38%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $  176,247       $   54,756     $   40,420      $   28,623      $     1,772
  Net expenses to average daily net assets                  0.60%            0.60%          0.60%           0.59%            0.60%*
  Net investment income to average daily net assets         1.21%            1.05%          0.75%           0.64%            0.90%*
  Portfolio turnover rate                                      2%               5%             4%             10%             N/A

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ^ FOR THE PERIOD FROM JULY 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ^^   FOR THE PERIOD FROM MARCH 1, 1999 THROUGH DECEMBER 31, 1999.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                         CLASS Y
                                                                         -------
                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                      12/31/03          12/31/02          12/31/01
                                                     ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     8.12        $    10.60        $    12.21
                                                     ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.12***           0.11***           0.10***
  Net realized and unrealized gain
    (loss) on investments                                  2.16             (2.49)            (1.61)
                                                     ----------        ----------        ----------
      Total income (loss) from investment
        operations                                         2.28             (2.38)            (1.51)
                                                     ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.11)            (0.10)            (0.10)
  From net realized gains                                     -                 -                 -
                                                     ----------        ----------        ----------
      Total distributions                                 (0.11)            (0.10)            (0.10)
                                                     ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                       $    10.29        $     8.12        $    10.60
                                                     ==========        ==========        ==========
TOTAL RETURN(a)                                           28.10%           (22.47)%          (12.37)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  299,713        $  198,240        $  172,244
  Net expenses to average daily net assets                 0.45%             0.45%             0.45%
  Net investment income to average daily net assets        1.34%             1.18%             0.90%
  Portfolio turnover rate                                     2%                5%                4%

                                                                         CLASS Y
                                                                         -------
                                                     YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                                      12/31/00        12/31/99^^         02/28/99
                                                     ----------       ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    13.81       $     11.79       $     10.00
                                                     ----------       -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.11***           0.11***           0.12***
  Net realized and unrealized gain
    (loss) on investments                                 (1.41)             2.18              1.78
                                                     ----------       -----------       -----------
      Total income (loss) from investment
        operations                                        (1.30)             2.29              1.90
                                                     ----------       -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.11)            (0.12)            (0.11)
  From net realized gains                                 (0.19)            (0.15)                -
                                                     ----------       -----------       -----------
      Total distributions                                 (0.30)            (0.27)            (0.11)
                                                     ----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                       $    12.21       $     13.81       $     11.79
                                                     ==========       ===========       ===========
TOTAL RETURN(a)                                           (9.46)%           19.46%**          18.98%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  115,648       $    46,253       $       859
  Net expenses to average daily net assets                 0.44%             0.44%*            0.52%
  Net investment income to average daily net assets        0.80%             1.01%*            1.09%
  Portfolio turnover rate                                    10%              N/A               N/A

                                                                         CLASS S
                                                                         -------
                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                      12/31/03          12/31/02          12/31/01
                                                     ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     8.19        $    10.68        $    12.29
                                                     ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.12***           0.11***           0.11***
  Net realized and unrealized gain
    (loss) on investments                                  2.18             (2.50)            (1.62)
                                                     ----------        ----------        ----------
      Total income (loss) from investment
        operations                                         2.30             (2.39)            (1.51)
                                                     ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.11)            (0.10)            (0.10)
  From net realized gains                                     -                 -                 -
                                                     ----------        ----------        ----------
      Total distributions                                 (0.11)            (0.10)            (0.10)
                                                     ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                       $    10.38        $     8.19        $    10.68
                                                     ==========        ==========        ==========
TOTAL RETURN(a)                                           28.10%           (22.41)%          (12.33)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  710,691        $  567,426        $  642,799
  Net expenses to average daily net assets                 0.42%             0.42%             0.42%
  Net investment income to average daily net assets        1.37%             1.20%             0.92%
  Portfolio turnover rate                                     2%                5%                4%

                                                                         CLASS S
                                                                         -------
                                                     YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                                      12/31/00        12/31/99++         02/28/99
                                                     ----------      ------------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    13.88       $    11.82        $    10.00
                                                     ----------       ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.11***          0.12***           0.13***
  Net realized and unrealized gain
    (loss) on investments                                 (1.42)            2.19              1.78
                                                     ----------       ----------        ----------
      Total income (loss) from investment
        operations                                        (1.31)            2.31              1.91
                                                     ----------       ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.09)           (0.10)            (0.09)
  From net realized gains                                 (0.19)           (0.15)                -
                                                     ----------       ----------        ----------
      Total distributions                                 (0.28)           (0.25)            (0.09)
                                                     ----------       ----------        ----------
NET ASSET VALUE, END OF PERIOD                       $    12.29       $    13.88        $    11.82
                                                     ==========       ==========        ==========
TOTAL RETURN(a)                                           (9.47)%          19.61%**          19.13%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $  761,008       $  813,419        $  426,687
  Net expenses to average daily net assets                 0.42%            0.42%*            0.43%
  Net investment income to average daily net assets        0.83%            1.06%*            1.23%
  Portfolio turnover rate                                    10%             N/A               N/A

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ^^   FOR THE PERIOD FROM MARCH 1, 1999 THROUGH DECEMBER 31, 1999.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                         CLASS Z                               CLASS N
                                                                         -------                               -------
                                                      YEAR ENDED       YEAR ENDED    PERIOD ENDED     YEAR ENDED      YEAR ENDED
                                                       12/31/03         12/31/02       12/31/01^       12/31/03       12/31/02^^
                                                      ----------       ----------     ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     8.19       $    10.68     $    11.66      $     8.05      $     8.05
                                                      ----------       ----------     ----------      ----------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.15***          0.13***        0.09***         0.06***         0.00+
  Net realized and unrealized gain
    (loss) on investments                                   2.17            (2.50)         (0.95)           2.14           (0.00)+
                                                      ----------       ----------     ----------      ----------      ----------
      Total income (loss) from investment
        operations                                          2.32            (2.37)         (0.86)           2.20            0.00
                                                      ----------       ----------     ----------      ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.13)           (0.12)         (0.12)          (0.10)              -
                                                      ----------       ----------     ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                        $    10.38       $     8.19     $    10.68      $    10.15      $     8.05
                                                      ==========       ==========     ==========      ==========      ==========
TOTAL RETURN(a)                                            28.39%          (22.23)%        (7.33)%**       27.34%(b)          -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   42,906       $   16,821     $       95      $    2,487      $      101
  Net expenses to average daily net assets                  0.21%            0.20%          0.21%*          1.15%**            -@
  Net investment income to average daily net assets         1.59%            1.42%          1.20% *         0.64% **           -@
  Portfolio turnover rate                                      2%               5%             4%**            2%              5%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BLUE CHIP GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital by investing primarily in a
MASSMUTUAL BLUE CHIP           diversified portfolio of equity securities of
GROWTH FUND?                   larger, well-established companies - generally
                               those whose stock is included in the S&P 500
                               Index or the Dow Jones Industrial Average, and companies with market capitalizations of at least
                               $1 billion if not included in either index - using a growth-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 24.58%, lagging
                               the 28.67% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        On the heels of a more than a 15% jump during the
BACKGROUND DURING THE          second quarter of 2003, the S&P 500 Index
PERIOD?                        continued its advance in the third quarter, but
                               at a lesser pace, with a gain of slightly more than 2%. Economic indicators were mixed - with employment weak and consumer confidence dipping at the end of the quarter - yet productivity surged and some companies reported strong profits. While the outlook for both the economy and corporate profits seemed to be improving, historically high oil prices remained a concern for consumers and businesses alike.

                               U.S. equity markets finished the year with a bang, as most major indexes enjoyed double-digit returns in the fourth quarter. Throughout most of the year, smaller-cap companies dominated returns, a trend that continued unabated through the fourth quarter.

WHAT FACTORS CONTRIBUTED       During the third quarter, overweighting health
TO THE FUND'S                  care stocks was a major detractor, as investors
PERFORMANCE?                   favored technology and other companies with
                               stronger earnings growth potential rather than the more defensive names in the health care sector. Also hampering returns was security selection in energy, with the Fund's energy services holdings losing ground. On the plus side, overweighting technology stocks boosted returns, as that group posted strong results during the quarter.

                               Turning to the fourth quarter, security selection in consumer discretionary dampened results, as we didn't own two large auto manufacturers that rallied following positive third quarter earnings announcements. Stock-picking in technology also detracted, led by holdings in several large industry bellwethers that lagged the sector as investors preferred higher-growth, smaller-cap companies. Contributing to returns was our avoidance of utility stocks, which represented the worst-performing sector in the S&P 500(R) Index. Security selection in materials also boosted results; these companies generally performed well, as improving global economies led to increased worldwide demand for basic materials.

                               The S&P 500(R) gained substantial ground in 2003, providing some relief to investors who endured several years of dismal equity returns. The strong results were likely a product of several factors: Improving economic conditions led to a rapid gain in corporate earnings, and investors reacted to the strong earnings reports by pushing stock prices higher. In this environment, the Fund underperformed the Index. On a relative basis, we lost ground due to an overweighting in health care. Specifically, a focus on large-cap pharmaceutical companies held us back, as the group suffered from industry-specific problems such as drug patent expirations, weak product pipelines and the threat of cheaper imported drugs from Canada. We also lost ground by owning government-sponsored enterprises that lagged the market amid suspected accounting irregularities and fears of slowing growth. On the other hand, contributing to relative performance was an overweighting in technology stocks, as the sector once again gained the favor of investors. We also benefited from underweighting telecommunication services stocks that trailed the overall market.

                        MASSMUTUAL BLUE CHIP GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Microsoft Corp.
General Electric Co.
Pfizer, Inc.
Intel Corp.
Cisco Systems, Inc.
Johnson & Johnson
Citigroup, Inc.
American International Group, Inc.
Wal-Mart Stores, Inc.
The Coca-Cola Co.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Blue Chip Growth Fund Class S, Class A, Class Y, Class L and the S&P 500 Index.

MASSMUTUAL BLUE CHIP GROWTH FUND
TOTAL RETURN

                                               SINCE INCEPTION
                             ONE YEAR          AVERAGE ANNUAL
                         1/1/03 - 12/31/03    6/1/01 - 12/31/03
Class S                      24.58%                -6.29%
Class A                      24.09%                -6.78%
Class Y                      24.26%                -6.44%
Class L                      24.25%                -6.52%
--------------------------------------------------------------
S&P 500 Index                28.67%                -3.03%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                   CLASS S    CLASS A    CLASS Y    CLASS L    S&P 500 INDEX
6/1/2001           $ 10,000   $ 10,000   $ 10,000   $ 10,000     $ 10,000
 12/2001           $ 9,100    $  9,070   $  9,100   $  9,090     $  9,215
 12/2002           $ 6,786    $  6,720   $  6,774   $  6,760     $  7,179
 12/2003           $ 8,454    $  8,339   $  8,417   $  8,399     $  9,237

Hypothetical Investments in MassMutual Blue Chip Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MASSMUTUAL BLUE CHIP GROWTH FUND
TOTAL RETURN

                                               SINCE INCEPTION
                             ONE YEAR          AVERAGE ANNUAL
                         1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                      23.64%                23.57%
Class N (CDSC fees deducted) 22.64%                22.57%
----------------------------------------------------------------
S&P 500 Index                28.67%                28.74%

[CHART]

                   CLASS N    CLASS N (CDSC FEES DEDUCTED)   S&P 500 INDEX
12/31/2002         $ 10,000            $ 10,000                $ 10,000
    6/2003         $ 11,091            $ 10,991                $ 10,569
   12/2003         $ 12,364            $ 12,264                $ 12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL BLUE CHIP GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
EQUITIES -- 96.0%

ADVERTISING -- 0.5%
Omnicom Group, Inc.                                                     22,400    $     1,956,192
                                                                                  ---------------
AEROSPACE & DEFENSE -- 1.2%
Boeing Co.                                                              35,400          1,491,756
Lockheed Martin Corp.                                                   35,900          1,845,260
Northrop Grumman Corp.                                                  17,200          1,644,320
                                                                                  ---------------
                                                                                        4,981,336
                                                                                  ---------------
AIR TRANSPORTATION -- 0.2%
Southwest Airlines Co.                                                  66,800          1,078,152
                                                                                  ---------------
APPAREL, TEXTILES & SHOES -- 0.7%
Liz Claiborne, Inc.                                                     27,000            957,420
Nike, Inc. Cl. B                                                        31,500          2,156,490
                                                                                  ---------------
                                                                                        3,113,910
                                                                                  ---------------
BANKING, SAVINGS & LOANS -- 6.4%
Bank of America Corp.                                                   23,500          1,890,105
Bank of New York Co., Inc.                                              44,400          1,470,528
Bank One Corp.                                                          37,500          1,709,625
Citigroup, Inc.                                                        187,900          9,120,666
Fannie Mae                                                              72,000          5,404,320
Fifth Third Bancorp                                                     36,800          2,174,880
Freddie Mac                                                              4,800            279,936
Golden West Financial Corp.                                             15,400          1,589,126
J.P. Morgan Chase & Co.                                                 16,500            606,045
SLM Corp.                                                               34,600          1,303,728
State Street Corp.                                                      20,600          1,072,848
Wachovia Corp.                                                          16,000            745,440
                                                                                  ---------------
                                                                                       27,367,247
                                                                                  ---------------
BEVERAGES -- 2.9%
Anheuser-Busch
  Companies, Inc.                                                       35,200          1,854,336
The Coca-Cola Co.                                                      145,300          7,373,975
PepsiCo, Inc.                                                           69,320          3,231,698
                                                                                  ---------------
                                                                                       12,460,009
                                                                                  ---------------
BROADCASTING, PUBLISHING & PRINTING -- 3.8%
Clear Channel
  Communications, Inc.                                                  36,600          1,713,978
Comcast Corp. Cl. A*                                                    20,836            684,879
Comcast Corp.
  Special Cl. A*                                                        67,400          2,108,272
Fox Entertainment Group,
  Inc. Cl. A*                                                           33,200            967,780
InterActive Corp.*                                                      24,700            838,071
New York Times Co. Cl. A                                                29,400          1,405,026
News Corp. Limited
  Sponsored ADR
  (Australia)                                                           22,000            794,200
Time Warner, Inc.*                                                     167,600    $     3,015,124
Univision
  Communications,
  Inc. Cl. A*                                                           41,900          1,663,011
Viacom, Inc. Cl. B                                                      70,900          3,146,542
                                                                                  ---------------
                                                                                       16,336,883
                                                                                  ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Masco Corp.                                                             24,600            674,286
                                                                                  ---------------
CHEMICALS -- 1.0%
Dow Chemical Co.                                                        55,900          2,323,763
Praxair, Inc.                                                           49,400          1,887,080
                                                                                  ---------------
                                                                                        4,210,843
                                                                                  ---------------
COMMERCIAL SERVICES -- 1.6%
Cintas Corp.                                                            13,800            691,794
eBay, Inc.*                                                             25,600          1,653,504
Paychex, Inc.                                                           38,966          1,449,535
Quest Diagnostics, Inc.*                                                13,800          1,008,918
Robert Half
  International, Inc.*                                                   5,800            135,372
Waste Management, Inc.                                                  58,600          1,734,560
                                                                                  ---------------
                                                                                        6,673,683
                                                                                  ---------------
COMMUNICATIONS -- 1.5%
Alcatel SA Sponsored ADR
  (France)*                                                             35,600            457,460
EchoStar Communications
  Corp. Cl. A*                                                          29,100            989,400
Nextel Communications,
  Inc. Cl. A*                                                           65,100          1,826,706
Nortel Networks Corp.*                                                  89,200            377,316
Qualcomm, Inc.                                                          33,500          1,806,655
Scientific-Atlanta, Inc.                                                29,300            799,890
                                                                                  ---------------
                                                                                        6,257,427
                                                                                  ---------------
COMMUNICATIONS EQUIPMENT -- 0.9%
Ericsson (LM) Cl. B
  Sponsored ADR
  (Sweden)*                                                            101,227          1,791,718
Motorola, Inc.                                                         133,800          1,882,566
                                                                                  ---------------
                                                                                        3,674,284
                                                                                  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.6%
Cadence Design
  Systems, Inc.*                                                        23,100            415,338
Sun Microsystems, Inc.*                                                109,900            493,451
Synopsys, Inc.*                                                         30,158          1,018,134
Teradyne, Inc.*                                                         17,700            450,465
                                                                                  ---------------
                                                                                        2,377,388
                                                                                  ---------------
COMPUTERS & INFORMATION -- 5.2%
CDW Corp.                                                               21,400    $     1,236,064
Cisco Systems, Inc.*                                                   453,600         11,017,944
Dell, Inc.*                                                            181,300          6,156,948
EMC Corp.*                                                             133,940          1,730,505
Lexmark
  International, Inc.*                                                  24,600          1,934,544
                                                                                  ---------------
                                                                                       22,076,005
                                                                                  ---------------
COMPUTERS & OFFICE EQUIPMENT -- 1.9%
Hewlett-Packard Co.                                                     88,000          2,021,360
International Business
  Machines Corp.                                                        66,900          6,200,292
                                                                                  ---------------
                                                                                        8,221,652
                                                                                  ---------------
CONTAINERS -- 0.2%
Smurfit-Stone
  Container Corp.                                                       40,004            742,874
                                                                                  ---------------
COSMETICS & PERSONAL CARE -- 4.3%
Avon Products, Inc.                                                     49,200          3,320,508
Colgate-Palmolive Co.                                                   59,800          2,992,990
The Gillette Co.                                                       151,100          5,549,903
The Procter & Gamble Co.                                                66,100          6,602,068
                                                                                  ---------------
                                                                                       18,465,469
                                                                                  ---------------
DATA PROCESSING & PREPARATION -- 1.5%
Affiliated Computer
  Services, Inc. Cl. A*                                                 21,800          1,187,228
Automatic Data
  Processing, Inc.                                                      12,100            479,281
  First Data Corp.                                                     115,200          4,733,568
                                                                                  ---------------
                                                                                        6,400,077
                                                                                  ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 10.7%
Agere Systems, Inc. Cl. A*                                              15,500             47,275
Agere Systems, Inc. Cl. B*                                             119,300            345,970
Altera Corp.*                                                           45,600          1,035,120
Analog Devices, Inc.                                                    52,800          2,410,320
Flextronics
  International Limited*                                               114,600          1,700,664
General Electric Co.                                                   517,400         16,029,052
Intel Corp.                                                            383,000         12,332,600
Intersil Corp. Cl. A                                                    46,400          1,153,040
Kla-Tencor Corp.*                                                       29,000          1,701,430
Linear Technology Corp.                                                 25,200          1,060,164
Marvell Technology
  Group Limited*                                                        21,600            819,288
Microchip
  Technology, Inc.                                                      10,500            350,280
Micron Technology, Inc.*                                                13,800            185,886
PMC-Sierra, Inc.*                                                       40,800            822,120

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
Texas Instruments, Inc.                                                144,000    $     4,230,720
Xilinx, Inc.*                                                           40,100          1,553,474
                                                                                  ---------------
                                                                                       45,777,403
                                                                                  ---------------
ENERGY -- 4.0%
Apache Corp.                                                            13,155          1,066,871
BJ Services Co.*                                                        36,300          1,303,170
Burlington
  Resources, Inc.                                                       28,000          1,550,640
ChevronTexaco Corp.                                                     17,500          1,511,825
Devon Energy Corp.                                                      19,400          1,110,844
Exxon Mobil Corp.                                                       77,900          3,193,900
Helmerich & Payne, Inc.                                                  7,500            209,475
Nabors Industries Limited*                                              26,500          1,099,750
Schlumberger Limited                                                    39,900          2,183,328
Total SA                                                                11,200          2,082,341
Transocean, Inc.*                                                       32,900            789,929
Weatherford
  International Limited*                                                23,900            860,400
                                                                                  ---------------
                                                                                       16,962,473
                                                                                  ---------------
ENTERTAINMENT & LEISURE -- 0.3%
The Walt Disney Co.                                                     49,600          1,157,168
                                                                                  ---------------
FINANCIAL SERVICES -- 3.4%
American Express Co.                                                    79,700          3,843,931
The Goldman Sachs
  Group, Inc.                                                           12,100          1,194,633
Lehman Brothers
  Holdings, Inc.                                                        24,000          1,853,280
MBNA Corp.                                                             119,650          2,973,303
Merrill Lynch & Co., Inc.                                               35,900          2,105,535
Morgan Stanley                                                          47,200          2,731,464
                                                                                  ---------------
                                                                                       14,702,146
                                                                                  ---------------
FOODS -- 0.6%
Sysco Corp.                                                             56,200          2,092,326
Wrigley (Wm.) Jr. Co.                                                   11,100            623,931
                                                                                  ---------------
                                                                                        2,716,257
                                                                                  ---------------
HEALTHCARE -- 1.1%
Health Management
  Associates, Inc. Cl.A                                                 51,000          1,224,000
Laboratory Corp. of
  America Holdings*                                                     26,400            975,480
UnitedHealth Group, Inc.                                                43,100          2,507,558
                                                                                  ---------------
                                                                                        4,707,038
                                                                                  ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.2%
Leggett & Platt, Inc.                                                   35,500            767,865
                                                                                  ---------------
INDUSTRIAL - DIVERSIFIED -- 2.4%
3M Co.                                                                  64,400          5,475,932
Danaher Corp.                                                           13,000          1,192,750
Illinois Tool Works, Inc.                                               12,600          1,057,266
Tyco International Limited                                              89,800    $     2,379,700
                                                                                  ---------------
                                                                                       10,105,648
                                                                                  ---------------
INFORMATION RETRIEVAL SERVICES -- 0.5%
ChoicePoint, Inc.*                                                       5,600            213,304
Yahoo!, Inc.*                                                           45,403          2,050,854
                                                                                  ---------------
                                                                                        2,264,158
                                                                                  ---------------
INSURANCE -- 3.6%
AFLAC, Inc.                                                             43,800          1,584,684
Allstate Corp.                                                          54,500          2,344,590
Ambac Financial
  Group, Inc.                                                           20,800          1,443,312
American International
  Group, Inc.                                                          128,300          8,503,724
MBIA, Inc.                                                              20,100          1,190,523
Travelers Property
  Casualty Corp. Cl. B                                                  14,921            253,209
                                                                                  ---------------
                                                                                       15,320,042
                                                                                  ---------------
INTERNET CONTENT -- 0.2%
BEA Systems, Inc.*                                                      67,700            832,710
                                                                                  ---------------
MACHINERY & COMPONENTS -- 1.3%
Baker Hughes, Inc.                                                      66,700          2,145,072
Ingersoll-Rand Co. Cl. A                                                23,100          1,568,028
Parker-Hannifin Corp.                                                   31,200          1,856,400
                                                                                  ---------------
                                                                                        5,569,500
                                                                                  ---------------
MANUFACTURING -- 1.1%
Applied Materials, Inc.*                                                67,000          1,504,150
Avery Dennison Corp.                                                    22,300          1,249,246
Lam Research Corp.*                                                     36,900          1,191,870
Millipore Corp.*                                                        12,900            555,345
                                                                                  ---------------
                                                                                        4,500,611
                                                                                  ---------------
MEDICAL SUPPLIES -- 3.6%
Agilent
  Technologies, Inc.*                                                   37,800          1,105,272
Allergan, Inc.                                                          19,600          1,505,476
Baxter International, Inc.                                              51,700          1,577,884
Becton, Dickinson & Co.                                                 31,000          1,275,340
Boston Scientific Corp.*                                                46,000          1,690,960
Medtronic, Inc.                                                         82,600          4,015,186
St. Jude Medical, Inc.*                                                 32,200          1,975,470
Waters Corp.*                                                           27,000            895,320
Zimmer Holdings, Inc.*                                                  16,410          1,155,264
                                                                                  ---------------
                                                                                       15,196,172
                                                                                  ---------------
METALS & MINING -- 0.1%
Alcoa, Inc.                                                             11,500            437,000
                                                                                  ---------------
PHARMACEUTICALS -- 13.8%
Abbott Laboratories                                                    114,700          5,345,020
Alkermes, Inc.*                                                          8,000            108,000
Amgen, Inc.*                                                            87,100          5,382,780
AstraZeneca PLC
  Sponsored ADR
  (United Kingdom)                                                      29,900    $     1,446,562
Biogen Idec, Inc.*                                                       7,525            276,770
Bristol-Myers Squibb Co.                                                38,000          1,086,800
Cardinal Health, Inc.                                                   22,300          1,363,868
Cephalon, Inc.*                                                          7,800            377,598
Eli Lilly & Co.                                                         42,000          2,953,860
Forest Laboratories, Inc.*                                              33,300          2,057,940
Genentech, Inc.*                                                        19,200          1,796,544
Johnson & Johnson                                                      177,326          9,160,661
Merck & Co., Inc.                                                      100,700          4,652,340
Millennium
  Pharmaceuticals, Inc.*                                                20,000            373,400
Mylan Laboratories, Inc.                                                 6,340            160,148
Pfizer, Inc.                                                           428,380         15,134,665
Protein Design Labs, Inc.*                                              16,000            286,400
Schering-Plough Corp.                                                   94,600          1,645,094
Watson
  Pharmaceutical, Inc.*                                                  4,000            184,000
Wyeth                                                                  122,900          5,217,105
                                                                                  ---------------
                                                                                       59,009,555
                                                                                  ---------------
PREPACKAGED SOFTWARE -- 6.0%
Adobe Systems, Inc.                                                     14,500            569,850
Electronic Arts, Inc.*                                                  20,070            958,945
Microsoft Corp.                                                        701,800         19,327,572
Network Associates, Inc.*                                               43,800            658,752
Oracle Corp.*                                                          182,900          2,414,280
Peoplesoft, Inc.*                                                       11,500            262,200
Siebel Systems, Inc.*                                                   15,200            210,824
Veritas Software Corp.*                                                 33,300          1,237,428
                                                                                  ---------------
                                                                                       25,639,851
                                                                                  ---------------
RESTAURANTS -- 0.6%
Brinker
  International, Inc.*                                                  33,200          1,100,912
McDonald's Corp.                                                        64,000          1,589,120
                                                                                  ---------------
                                                                                        2,690,032
                                                                                  ---------------
RETAIL -- 5.9%
AutoZone, Inc.*                                                         19,500          1,661,595
Best Buy Co., Inc.                                                      26,800          1,400,032
Carmax, Inc.*                                                           19,100            590,763
CVS Corp.                                                               30,700          1,108,884
Family Dollar Stores, Inc.                                               9,500            340,860
The Home Depot, Inc.                                                   166,300          5,901,987
Kohl's Corp.*                                                           17,100            768,474
Lowe's Companies, Inc.                                                  30,760          1,703,796
Rite Aid Corp.*                                                         46,000            277,840
Staples, Inc.*                                                          44,600          1,217,580
Target Corp.                                                            19,600            752,640
Walgreen Co.                                                            39,300          1,429,734
Wal-Mart Stores, Inc.                                                  149,500          7,930,975
                                                                                  ---------------
                                                                                       25,085,160
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF            MARKET
                                                                   SHARES              VALUE
                                                               ---------------    ---------------
RETAIL - INTERNET -- 0.2%
Amazon.com, Inc.*                                                       16,900    $       889,616
                                                                                  ---------------
TELEPHONE UTILITIES -- 0.5%
Qwest Communications
  International, Inc.*                                                 133,000            574,560
Verizon
  Communications, Inc.                                                  43,000          1,508,440
                                                                                  ---------------
                                                                                        2,083,000
                                                                                  ---------------
TOBACCO -- 0.6%
Altria Group, Inc.                                                      46,600          2,535,972
                                                                                  ---------------
TRANSPORTATION -- 0.7%
United Parcel Service,
  Inc. Cl. B                                                            41,700          3,108,735
                                                                                  ---------------
TOTAL EQUITIES
(COST $403,857,655)                                                                   409,125,829
                                                                                  ---------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 10.2%

CASH EQUIVALENTS -- 6.3%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $        73,082             73,082
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    386,148            386,148
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  1,158,445          1,158,445
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    289,611            289,611
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    289,611            289,611
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                    965,371            965,371
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    386,148            386,148
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                  1,930,742          1,930,742
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    193,074            193,074

                                                                  PRINCIPAL            MARKET
                                                                   AMOUNT              VALUE
                                                               ---------------    ---------------
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                            $       772,297    $       772,297
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    193,074            193,074
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  1,988,664          1,988,664
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  1,061,908          1,061,908
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                    579,222            579,222
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                    965,371            965,371
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                    770,705            770,705
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                    963,617            963,617
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                          386,148            386,148
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    212,382            212,382
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        1,328,372          1,328,372
Merrimac Money
  Market Fund                                                        3,205,031          3,205,031
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                  1,003,986          1,003,986
National Bank of
  Commerce
  Bank Note
  1.120% 05/19/2004                                                    482,685            482,685
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    482,685            482,685
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    386,148            386,148
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                    965,371            965,371
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                            $       482,685    $       482,685
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                    579,222            579,222
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    482,685            482,685
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    482,685            482,685
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                    965,371            965,371
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    193,074            193,074
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  2,316,890          2,316,890
                                                                                  ---------------
                                                                                       26,922,510
                                                                                  ---------------
REPURCHASE AGREEMENT -- 3.9%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                 16,615,941         16,615,941
                                                                                  ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                    43,538,451
                                                                                  ---------------

TOTAL INVESTMENTS -- 106.2%
(COST $447,396,106)***                                                                452,664,280

OTHER ASSETS/
(LIABILITIES) -- (6.2%)                                                               (26,623,933)
                                                                                  ---------------
NET ASSETS -- 100.0%                                                              $   426,040,347
                                                                                  ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
  *    Non-income producing security.
  **   Represents investments of security lending collateral. (NOTE 2).
  ***  Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $16,616,606. Collateralized by U.S. Government Agency obligations with rates of 2.23% - 3.161%, maturity dates of 06/01/2018 - 12/15/2031, and an aggregate market value, including accrued interest, of $17,446,802.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BLUE CHIP GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                              DECEMBER 31, 2003
                                                                                              -----------------
ASSETS:
    Investments, at value (cost $403,857,655) (NOTE 2)                                        $     409,125,829
    Short-term investments, at amortized cost (NOTE 2)                                               43,538,451
                                                                                              -----------------
        Total Investments (including securities on loan with market values of $26,084,384)          452,664,280
    Cash                                                                                                  1,770
    Receivables from:
        Investments sold                                                                                378,162
        Fund shares sold                                                                              1,069,334
        Interest and dividends                                                                          440,748
        Foreign taxes withheld                                                                            6,338
                                                                                              -----------------
            Total assets                                                                            454,560,632
                                                                                              -----------------
LIABILITIES:
    Payables for:
        Investments purchased                                                                           396,259
        Fund shares repurchased                                                                         752,898
        Securities on loan (NOTE 2)                                                                  26,922,510
        Directors' fees and expenses (NOTE 3)                                                             9,018
        Affiliates (NOTE 3):
            Investment management fees                                                                  261,343
            Administration fees                                                                         132,225
            Service fees                                                                                 16,437
            Distribution fees                                                                               848
    Accrued expense and other liabilities                                                                28,747
                                                                                              -----------------
            Total liabilities                                                                        28,520,285
                                                                                              -----------------
    NET ASSETS                                                                                $     426,040,347
                                                                                              =================
NET ASSETS CONSIST OF:
        Paid-in capital                                                                       $     504,733,112
        Distributions in excess of net investment income                                                 (7,085)
        Accumulated net realized loss on investments and foreign currency translations              (83,954,557)
        Net unrealized appreciation on investments, foreign currency and other assets and
          liabilities                                                                                 5,268,877
                                                                                              -----------------
                                                                                              $     426,040,347
                                                                                              =================
NET ASSETS:
        Class A                                                                               $      26,955,162
                                                                                              =================
        Class L                                                                               $     302,292,061
                                                                                              =================
        Class Y                                                                               $       3,625,803
                                                                                              =================
        Class S                                                                               $      91,673,953
                                                                                              =================
        Class N                                                                               $       1,493,368
                                                                                              =================
SHARES OUTSTANDING:
        Class A                                                                                       3,237,749
                                                                                              =================
        Class L                                                                                      36,048,704
                                                                                              =================
        Class Y                                                                                         431,917
                                                                                              =================
        Class S                                                                                      10,892,917
                                                                                              =================
        Class N                                                                                         180,558
                                                                                              =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                               $            8.33
                                                                                              =================
        Class L                                                                               $            8.39
                                                                                              =================
        Class Y                                                                               $            8.39
                                                                                              =================
        Class S                                                                               $            8.42
                                                                                              =================
        Class N                                                                               $            8.27
                                                                                              =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                 YEAR ENDED
                                                                                              DECEMBER 31, 2003
                                                                                              -----------------
INVESTMENT INCOME (NOTE 2):
    Dividends (net of withholding tax of $9,807)                                              $       4,385,353
    Interest (including securities lending income of $17,689)                                            63,092
                                                                                              -----------------
            Total investment income                                                                   4,448,445
                                                                                              -----------------

EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                                               2,466,040
    Custody fees                                                                                         34,931
    Audit and legal fees                                                                                 22,439
    Shareholder reporting fees                                                                           15,399
    Trustee reporting                                                                                     8,197
    Directors' fees (NOTE 3)                                                                              7,959
                                                                                              -----------------
                                                                                                      2,554,965
    Administration fees (NOTE 3):
        Class A                                                                                          58,922
        Class L                                                                                       1,045,655
        Class Y                                                                                           6,855
        Class S                                                                                         124,941
        Class N                                                                                           3,165
    Distribution fees (NOTE 3):
        Class N                                                                                           1,726
    Service fees (NOTE 3):
        Class A                                                                                          36,060
        Class N                                                                                           1,726
                                                                                              -----------------
            Total expenses                                                                            3,834,015
    Expenses waived (NOTE 3)                                                                             (3,754)
    Fees paid indirectly (NOTE 3)                                                                       (32,243)
                                                                                              -----------------
            Net expenses                                                                              3,798,018
                                                                                              -----------------
            NET INVESTMENT INCOME                                                                       650,427
                                                                                              -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized loss on:
        Investment transactions                                                                     (15,480,596)
        Foreign currency transactions                                                                      (491)
                                                                                              -----------------
            Net realized loss                                                                       (15,481,087)
                                                                                              -----------------
    Net change in unrealized appreciation (depreciation) on:
        Investments                                                                                  92,837,625
        Translation of assets and liabilities in foreign currencies                                         592
                                                                                              -----------------
             Net unrealized gain                                                                     92,838,217
                                                                                              -----------------
             NET REALIZED AND UNREALIZED GAIN                                                        77,357,130
                                                                                              -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $      78,007,557
                                                                                              =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         YEAR ENDED           YEAR ENDED
                                                                                      DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                      -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                         $         650,427    $          56,374
        Net realized loss on investment transactions and
           foreign currency transactions                                                    (15,481,087)         (45,806,120)
        Net change in unrealized appreciation (depreciation) on investments
           and translation of assets and liabilities in foreign currencies                   92,838,217          (62,671,440)
                                                                                      -----------------    -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  78,007,557         (108,421,186)
                                                                                      -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                 (27,904)                (279)
        Class L                                                                                (329,096)                   -
        Class Y                                                                                  (9,505)                (509)
        Class S                                                                                (287,842)             (58,731)
        Class N                                                                                    (277)                   -
                                                                                      -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     (654,624)             (59,519)
                                                                                      -----------------    -----------------

NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                              18,783,416            4,685,503
        Class L                                                                              28,716,721          (16,648,305)
        Class Y                                                                               2,272,201              435,894
        Class S                                                                               2,190,610          (13,540,313)
        Class N                                                                               1,246,564              101,000*
                                                                                      -----------------    -----------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS               53,209,512          (24,966,221)
                                                                                      -----------------    -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                             130,562,445         (133,446,926)

NET ASSETS:
        Beginning of year                                                                   295,477,902          428,924,828
                                                                                      -----------------    -----------------
        End of year (including distributions in excess of net investment income of
           $7,085 and $4,335, respectively)                                           $     426,040,347    $     295,477,902
                                                                                      =================    =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BLUE CHIP GROWTH FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        CLASS A
                                                                      ----------
                                                      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                       12/31/03        12/31/02         12/31/01^
                                                      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     6.72      $     9.07      $      10.00
                                                      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             (0.01)***       (0.01)***         (0.02)***
  Net realized and unrealized gain (loss)
     on investments                                         1.63           (2.34)            (0.91)
                                                      ----------      ----------      ------------
       Total income (loss) from investment
         operations                                         1.62           (2.35)            (0.93)
                                                      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.01)          (0.00)++              -
                                                      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                        $     8.33      $     6.72      $       9.07
                                                      ==========      ==========      ============
TOTAL RETURN(a)                                            24.09%         (25.91)%           (9.30)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   26,955      $    4,914      $      1,006
  Ratio of expenses to average daily net assets:
     Before expense waiver                                  1.39%           1.38%             1.39%*
     After expense waiver#                                  1.38%(b)        1.38%             1.39%*
  Net investment income (loss) to average daily
     net assets                                            (0.13)%         (0.20)%           (0.39)%*
  Portfolio turnover rate                                     23%             30%               27%**

                                                                         CLASS L
                                                                       -----------
                                                      YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                       12/31/03         12/31/02         12/31/01^
                                                      -----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $      6.76      $      9.09      $      10.00
                                                      -----------      -----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               0.01***         (0.00)***+        (0.01)***
  Net realized and unrealized gain (loss)
     on investments                                          1.63            (2.33)            (0.90)
                                                      -----------      -----------      ------------
       Total income (loss) from investment
         operations                                          1.64            (2.33)            (0.91)
                                                      -----------      -----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (0.01)               -                 -
                                                      -----------      -----------      ------------
NET ASSET VALUE, END OF PERIOD                        $      8.39      $      6.76      $       9.09
                                                      ===========      ===========      ============
TOTAL RETURN(a)                                             24.25%          (25.63)%           (9.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   302,292      $   217,427      $    314,290
  Ratio of expenses to average daily net assets:
     Before expense waiver                                   1.13%            1.13%             1.14%*
     After expense waiver#                                   1.12%(b)         1.13%             1.14%*
  Net investment income (loss) to average daily
     net assets                                              0.14%           (0.05)%           (0.18)%*
  Portfolio turnover rate                                      23%              30%               27%**

                                                                       CLASS Y
                                                                      ----------
                                                      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                       12/31/03        12/31/02        12/31/01^
                                                      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     6.77      $     9.10      $      10.00
                                                      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.02***         0.01***          (0.00)***+
  Net realized and unrealized gain (loss)
     on investments                                         1.62           (2.34)            (0.90)
                                                      ----------      ----------      ------------
       Total income (loss) from investment
         operations                                         1.64           (2.33)            (0.90)
                                                      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.02)          (0.00)++              -
                                                      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                        $     8.39      $     6.77      $       9.10
                                                      ==========      ==========      ============
TOTAL RETURN(a)                                            24.26%         (25.56)%           (9.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    3,626      $      827      $        617
  Ratio of expenses to average daily net assets:
     Before expense waiver                                  1.01%           1.01%             1.02%*
     After expense waiver#                                  1.01%(b)        1.01%             1.01%*
  Net investment income (loss) to average daily
     net assets                                             0.26%           0.12%            (0.02)%*
  Portfolio turnover rate                                     23%             30%               27%**

                                                                        CLASS S
                                                                      ----------
                                                      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                       12/31/03        12/31/02         12/31/01^
                                                      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     6.78      $     9.10      $      10.00
                                                      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                              0.03***         0.02***           0.00***+
  Net realized and unrealized gain (loss)
     on investments                                         1.64           (2.33)            (0.90)
                                                      ----------      ----------      ------------
       Total income (loss) from investment
         operations                                         1.67           (2.31)            (0.90)
                                                      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (0.03)          (0.01)                -
                                                      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                        $     8.42      $     6.78      $       9.10
                                                      ==========      ==========      ============
TOTAL RETURN(a)                                            24.58%         (25.43)%           (9.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $   91,674      $    72,210     $    113,011
  Ratio of expenses to average daily net assets:
     Before expense waiver                                  0.88%            0.88%            0.89%*
     After expense waiver#                                  0.87%(b)         0.88%            0.89%*
  Net investment income (loss) to average daily
     net assets                                             0.39%            0.20%            0.07%*
  Portfolio turnover rate                                     23%              30%              27%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT INCOME (LOSS) IS LESS THAN $0.01 PER SHARE.
  ++   DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD FROM JUNE 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                     CLASS N
                                                                     -------
                                                            YEAR ENDED      PERIOD ENDED
                                                             12/31/03        12/31/02^^
                                                            ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     6.69      $       6.69
                                                            ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   (0.03)***          0.00***+
  Net realized and unrealized gain (loss) on investments          1.61             (0.00)+
                                                            ----------      ------------
       Total income from investment operations                    1.58              0.00
                                                            ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.00)++              -
                                                            ----------      ------------
NET ASSET VALUE, END OF PERIOD                              $     8.27      $       6.69
                                                            ==========      ============
TOTAL RETURN(a)                                                  23.64%(c)             -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $    1,493      $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.69%                -@
     After expense waiver#                                        1.69%(b)             -@
  Net investment loss to average daily net assets                (0.45)%               -@
  Portfolio turnover rate                                           23%               30%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + NET INVESTMENT INCOME (LOSS) AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ++   DISTIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE MASSMUTUAL    growth of capital and future income by investing
LARGE CAP GROWTH FUND?         in a relatively small number of intensively
                               researched companies, using a growth-oriented investment strategy.

HOW DID THE FUND PERFORM       For the 12 months ending December 31, 2003, the
DURING 2003?                   Fund's Class S shares returned 22.05%, lagging
                               the 28.67% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        Upbeat second quarter results lifted sales and
BACKGROUND DURING THE          earnings expectations for the full year,
PERIOD?                        propelling the U.S. equity market higher. Second
                               quarter Gross Domestic Product (GDP) growth was revised up to 3.1%, revealing further strength in the economic recovery. The six-month rally that had produced heady gains for the U.S. equity market, however, stalled near the end of the third quarter, as concerns about a weak dollar and higher oil prices were accompanied by a mixed bag of economic data.

                               Three months of positive equity returns in the fourth quarter brought to conclusion a year celebrated by many as the U.S. market responded to three years of declines with robust gains in 2003. Indications of continued strength in the economy at year-end fed the optimistic appetite. Leading the news was the government's release of GDP, which shot up to an 8.2% annual rate in the third quarter, more than doubling the second quarter's 3.3% percent gain - and the strongest quarterly advance in over 19 years.

WHAT FACTORS CONTRIBUTED TO    During the third quarter, the technology sector
THE FUND'S PERFORMANCE -       continued to impress investors with its
AND HOW DID YOU RESPOND?       resilience, as the NASDAQ soared to 16-month
                               highs until weak economic data near the end of the period pulled back the composite. Retail stocks advanced early in the quarter, as warm weather, huge clearance sales and a strong back-to-school season gave the sector a solid summer's-end lift. However, near the end of the period, the sector sold off due to a weaker
                               August U.S. retail sales report. As a result of our strategy to slowly increase the aggressiveness of the portfolio, we increased our exposure to select technology positions.
                               Additionally, we continue our commitment to owning only the highest-quality companies that will serve as beneficiaries of a cyclical growth recovery, such as media and advertising and brokerage companies.

                               Technology stocks finished the year on a strong note, as the NASDAQ composite surged over 50%, recording its third-best year ever and the highest level since January 2001. The last three months of 2003 brought forth upbeat sentiment for the sector, supported by continued expectations for growth in information technology spending. Financial stocks also rallied during the fourth quarter, as investors remained confident the Federal Reserve would stay committed to low interest rates until the economic rebound solidifies. Health care stocks trailed the broader market during the quarter, as investors were attracted to the higher-risk stocks participating in the rally.

WHAT IS YOUR OUTLOOK?          Our forecast for U.S. economic growth and equity
                               markets for 2004 remains slightly ahead of consensus estimates, reflecting our generally optimistic view for the coming year. First, consumers are largely upbeat about the economy and job market. Second, business confidence continues to grow, driven by soaring operating profits and rising optimism about growth and sales. Third, optimism within the investment community is clearly growing. Finally, we would note that a considerable amount remains in the fiscal pipeline, which will come due in 2004.

                        MASSMUTUAL LARGE CAP GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Microsoft Corp.
Pfizer, Inc.
General Electric Co.
Intel Corp.
Citigroup, Inc.
Dell, Inc.
American International Group, Inc.
Cisco Systems, Inc.
Viacom, Inc. Cl. B
Wal-Mart Stores, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Large Cap Growth Fund Class S, Class A, Class Y, Class L and the S&P 500 Index

MASSMUTUAL LARGE CAP GROWTH FUND
TOTAL RETURN

                                      SINCE INCEPTION
                    ONE YEAR           AVERAGE ANNUAL
                1/1/03 - 12/31/03   12/31/01 - 12/31/03
Class S               22.05%              -7.49%
Class A               21.66%              -7.90%
Class Y               22.04%              -7.56%
Class L               21.89%              -7.69%
-------------------------------------------------------
S&P 500 Index         28.67%              -0.41%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                       CLASS S    CLASS A    CLASS Y    CLASS L    S&P 500 INDEX
12/31/2001             $ 10,000   $ 10,000   $ 10,000   $ 10,000     $ 10,000
    6/2002             $  7,840   $  7,810   $  7,830   $  7,820     $  8,685
   12/2002             $  7,010   $  6,970   $  7,000   $  6,990     $  7,698
    6/2003             $  7,710   $  7,650   $  7,700   $  7,680     $  7,870
   12/2003             $  8,556   $  8,480   $  8,543   $  8,520     $  9,918

Hypothetical Investments in MassMutual Large Cap Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL LARGE CAP GROWTH FUND
TOTAL RETURN

                                                     SINCE INCEPTION
                                   ONE YEAR           AVERAGE ANNUAL
                               1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                              21.33%              21.09%
Class N (CDSC fees deducted)         20.33%              20.09%
----------------------------------------------------------------------
S&P 500 Index                        28.67%              28.74%

[CHART]

              CLASS N   CLASS N (CDSC FEES DEDUCTED)   S&P 500 INDEX
12/31/2002   $ 10,000             $ 10,000                $ 10,000
    6/2003   $ 10,950             $ 10,850                $ 10,569
   12/2003   $ 12,115             $ 12,015                $ 12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL LARGE CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                 NUMBER OF          MARKET
                                                                  SHARES            VALUE
                                                              ---------------   ---------------
EQUITIES -- 99.1%

AEROSPACE & DEFENSE -- 1.3%
Boeing Co.                                                             15,500   $       653,170
                                                                                ---------------
BANKING, SAVINGS & LOANS -- 8.9%
Citigroup, Inc.                                                        41,300         2,004,702
Fannie Mae                                                             17,400         1,306,044
Fifth Third Bancorp                                                    11,000           650,100
SLM Corp.                                                              14,400           542,592
                                                                                ---------------
                                                                                      4,503,438
                                                                                ---------------
BEVERAGES -- 1.5%
Anheuser-Busch
  Companies, Inc.                                                      14,400           758,592
                                                                                ---------------
BROADCASTING, PUBLISHING & PRINTING -- 9.6%
Comcast Corp.
  Special Cl. A*                                                       35,000         1,094,800
Gannett Co., Inc.                                                       9,300           829,188
News Corp. Limited
  Preferred Sponsored
  ADR (Australia)                                                      10,400           314,600
Time Warner, Inc.*                                                     47,400           852,726
Viacom, Inc. Cl. B                                                     40,200         1,784,076
                                                                                ---------------
                                                                                      4,875,390
                                                                                ---------------
COMMERCIAL SERVICES -- 1.9%
eBay, Inc.*                                                            14,500           936,555
                                                                                ---------------
COMMUNICATIONS -- 1.6%
Nokia Oyj Sponsored
  ADR (Finland)                                                        47,300           804,100
                                                                                ---------------
COMPUTERS & INFORMATION -- 8.5%
Cisco Systems, Inc.*                                                   73,900         1,795,031
Dell, Inc.*                                                            56,800         1,928,928
EMC Corp.*                                                             44,800           578,816
                                                                                ---------------
                                                                                      4,302,775
                                                                                ---------------
COSMETICS & PERSONAL CARE -- 4.7%
Avon Products, Inc.                                                     7,800           526,422
Colgate-Palmolive Co.                                                  14,300           715,715
The Procter & Gamble Co.                                               11,300         1,128,644
                                                                                ---------------
                                                                                      2,370,781
                                                                                ---------------
DATA PROCESSING & PREPARATION -- 1.3%
Automatic Data
  Processing, Inc.                                                     17,200           681,292
                                                                                ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 11.2%
General Electric Co.                                                   69,000         2,137,620
Intel Corp.                                                            62,400         2,009,280
Maxim Integrated
  Products, Inc.                                                       15,800           786,840
Taiwan Semiconductor
  Manufacturing Co.
  Limited Sponsored
  ADR (Taiwan)*                                                        72,216   $       739,492
                                                                                ---------------
                                                                                      5,673,232
                                                                                ---------------
FINANCIAL SERVICES -- 5.9%
The Goldman Sachs
  Group, Inc.                                                           6,300           621,999
MBNA Corp.                                                             60,550         1,504,667
Merrill Lynch & Co., Inc.                                              12,600           738,990
Morgan Stanley                                                          2,100           121,527
                                                                                ---------------
                                                                                      2,987,183
                                                                                ---------------
HEALTHCARE -- 2.4%
UnitedHealth Group, Inc.                                               20,800         1,210,144
                                                                                ---------------
INFORMATION RETRIEVAL SERVICES -- 0.9%
Yahoo!, Inc.*                                                           9,700           438,149
                                                                                ---------------
INSURANCE -- 6.0%
American International
  Group, Inc.                                                          28,100         1,862,468
Progressive Corp.                                                      14,200         1,186,978
                                                                                ---------------
                                                                                      3,049,446
                                                                                ---------------
MANUFACTURING -- 0.5%
Applied Materials, Inc.*                                               11,100           249,195
                                                                                ---------------
MEDICAL SUPPLIES -- 3.9%
Agilent
  Technologies, Inc.*                                                   9,800           286,552
Medtronic, Inc.                                                        35,100         1,706,211
                                                                                ---------------
                                                                                      1,992,763
                                                                                ---------------
PHARMACEUTICALS -- 10.4%
Alcon, Inc.                                                             4,600           278,484
Amgen, Inc.*                                                           25,600         1,582,080
Gilead Sciences, Inc.*                                                  7,300           424,422
Pfizer, Inc.                                                           62,000         2,190,460
Teva Pharmaceutical
  Sponsored ADR (Israel)                                                9,200           521,732
Wyeth                                                                   6,500           275,925
                                                                                ---------------
                                                                                      5,273,103
                                                                                ---------------
PREPACKAGED SOFTWARE -- 7.9%
Electronic Arts, Inc.*                                                 17,300           826,594
Microsoft Corp.                                                       100,900         2,778,786
Veritas Software Corp.*                                                 9,900           367,884
                                                                                ---------------
                                                                                      3,973,264
                                                                                ---------------
RETAIL -- 10.7%
Bed Bath & Beyond, Inc.*                                               12,100           524,535
Kohl's Corp.*                                                          15,500           696,570
Lowe's Companies, Inc.                                                 25,300   $     1,401,367
Walgreen Co.                                                           28,400         1,033,192
Wal-Mart Stores, Inc.                                                  33,100         1,755,955
                                                                                ---------------
                                                                                      5,411,619
                                                                                ---------------

TOTAL EQUITIES
(Cost $44,689,557)                                                                   50,144,191
                                                                                ---------------

                                                                PRINCIPAL
                                                                  AMOUNT
                                                              ---------------
SHORT-TERM INVESTMENTS -- 3.3%

CASH EQUIVALENTS -- 2.5%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                           $         3,428             3,428
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    18,112            18,112
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                    54,337            54,337
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    13,584            13,584
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    13,584            13,584
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                    45,281            45,281
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    18,112            18,112
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                    90,562            90,562
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                     9,056             9,056
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                    36,225            36,225
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                     9,056             9,056
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                    93,278            93,278

    The accompanying notes are an integral part of the financial statements.

                                                                 PRINCIPAL          MARKET
                                                                   AMOUNT           VALUE
                                                              ---------------   ---------------
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                           $        49,809   $        49,809
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                    27,168            27,168
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                    45,281            45,281
Freddie Mac Discount Note
  1.062% 01/27/2004                                                    36,150            36,150
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                    45,198            45,198
Goldman Sachs Financial
  Square Prime Obligations
  Money Market Fund                                                    18,112            18,112
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                     9,962             9,962
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                          62,307            62,307
Merrimac
  Money Market Fund                                                   150,332           150,332
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                    47,092            47,092
National Bank of Commerce
  Bank Note
  1.120% 05/19/2004                                                    22,640            22,640
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    22,640            22,640
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    18,112            18,112
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                    45,281            45,281
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    22,640            22,640
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                    27,168            27,168
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    22,640            22,640
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    22,640            22,640
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                           $        45,281   $        45,281
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                     9,056             9,056
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                   108,676           108,676
                                                                                ---------------
                                                                                      1,262,800
                                                                                ---------------
REPURCHASE AGREEMENT -- 0.8%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                   435,240           435,240
                                                                                ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   1,698,040
                                                                                ---------------

TOTAL INVESTMENTS -- 102.4%
(COST $46,387,597)***                                                                51,842,231

OTHER ASSETS/
(LIABILITIES) -- (2.4%)                                                              (1,232,323)
                                                                                ---------------

NET ASSETS -- 100.0%                                                            $    50,609,908
                                                                                ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  ADR  - American Depository Receipt.
  *    Non-income producing security.
  **   Represents investments of security lending collateral. (NOTE 2).
  ***  Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $435,257. Collateralized by U.S. Government Agency obligation with a rate of 3.710%, maturity date of 03/25/2022, and an aggregate market value, including accrued interest, of $457,002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                            DECEMBER 31, 2003
                                                                                            -----------------
ASSETS:
    Investments, at value (cost $44,689,557) (NOTE 2)                                       $      50,144,191
    Short-term investments, at amortized cost (NOTE 2)                                              1,698,040
                                                                                            -----------------
        Total Investments (including securities on loan with market values of $1,226,752)          51,842,231
    Cash                                                                                                  215
    Receivables from:
        Investments sold                                                                              881,100
        Investment adviser (NOTE 3)                                                                     4,215
        Fund shares sold                                                                                4,221
        Interest and dividends                                                                         35,409
                                                                                            -----------------
            Total assets                                                                           52,767,391
                                                                                            -----------------
LIABILITIES:
    Payables for:
        Investments purchased                                                                         820,851
        Fund shares repurchased                                                                        15,560
        Securities on loan (NOTE 2)                                                                 1,262,800
        Directors' fees and expenses (NOTE 3)                                                             702
        Affiliates (NOTE 3):
            Investment management fees                                                                 28,769
            Administration fees                                                                         8,989
            Service fees                                                                                  882
            Distribution fees                                                                              76
        Accrued expense and other liabilities                                                          18,854
                                                                                            -----------------
            Total liabilities                                                                       2,157,483
                                                                                            -----------------
        NET ASSETS                                                                          $      50,609,908
                                                                                            =================
NET ASSETS CONSIST OF:
    Paid-in capital                                                                         $      52,233,050
    Distributions in excess of net investment income                                                     (480)
    Accumulated net realized loss on investments                                                   (7,077,296)
    Net unrealized appreciation on investments                                                      5,454,634
                                                                                            -----------------
                                                                                            $      50,609,908
                                                                                            =================
NET ASSETS:
    Class A                                                                                 $       1,373,572
                                                                                            =================
    Class L                                                                                 $       7,627,645
                                                                                            =================
    Class Y                                                                                 $       7,696,608
                                                                                            =================
    Class S                                                                                 $      33,787,081
                                                                                            =================
    Class N                                                                                 $         125,002
                                                                                            =================
SHARES OUTSTANDING:
    Class A                                                                                           161,999
                                                                                            =================
    Class L                                                                                           895,624
                                                                                            =================
    Class Y                                                                                           902,632
                                                                                            =================
    Class S                                                                                         3,950,339
                                                                                            =================
    Class N                                                                                            14,846
                                                                                            =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                                                 $            8.48
                                                                                            =================
    Class L                                                                                 $            8.52
                                                                                            =================
    Class Y                                                                                 $            8.53
                                                                                            =================
    Class S                                                                                 $            8.55
                                                                                            =================
    Class N                                                                                 $            8.42
                                                                                            =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                               YEAR ENDED
                                                                                            DECEMBER 31, 2003
                                                                                            -----------------
INVESTMENT INCOME (NOTE 2):
    Dividends (net of withholding tax of $2,886)                                            $         360,789
    Interest (including securities lending income of $2,421)                                            2,093
                                                                                            -----------------
            Total investment income                                                                   362,882
                                                                                            -----------------
EXPENSES (NOTE 2):
    Investment management fees (NOTE 3)                                                               256,604
    Audit and legal fees                                                                               19,328
    Trustee reporting                                                                                   8,196
    Custody fees                                                                                        4,639
    Shareholder reporting fees                                                                          1,715
    Directors' fees (NOTE 3)                                                                              888
                                                                                            -----------------
                                                                                                      291,370
    Administration fees (NOTE 3):
        Class A                                                                                         3,334
        Class L                                                                                        19,886
        Class Y                                                                                         4,841
        Class S                                                                                        49,523
        Class N                                                                                           446
    Distribution fees (NOTE 3):
        Class N                                                                                           277
    Service fees (NOTE 3):
        Class A                                                                                         2,362
        Class N                                                                                           277
                                                                                            -----------------
            Total expenses                                                                            372,316
    Expenses waived (NOTE 3)                                                                          (24,068)
    Fees paid indirectly (NOTE 3)                                                                     (11,295)
                                                                                            -----------------
            Net expenses                                                                              336,953
                                                                                            -----------------
            NET INVESTMENT INCOME                                                                      25,929
                                                                                            -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized loss on investment transactions                                                   (2,362,073)
    Net change in unrealized appreciation (depreciation) on investments                            10,090,958
                                                                                            -----------------
            NET REALIZED AND UNREALIZED GAIN                                                        7,728,885
                                                                                            -----------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $       7,754,814
                                                                                            =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED          YEAR ENDED
                                                                                 DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                                 -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                                 $          25,929   $         (18,651)
    Net realized loss on investment transactions                                        (2,362,073)         (4,715,223)
    Net change in unrealized appreciation (depreciation) on investments                 10,090,958          (4,636,324)
                                                                                 -----------------   -----------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  7,754,814          (9,370,198)
                                                                                 -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class Y                                                                                (11,604)                  -
    Class S                                                                                (22,220)                  -
                                                                                 -----------------   -----------------
        TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     (33,824)                  -
                                                                                 -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                                                365,902             983,428
    Class L                                                                              2,626,779           4,118,864
    Class Y                                                                              7,340,972             109,323
    Class S                                                                               (363,543)         26,969,815
    Class N                                                                                  2,676             100,900*
                                                                                 -----------------   -----------------
        INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                          9,972,786          32,282,330
                                                                                 -----------------   -----------------
    TOTAL INCREASE IN NET ASSETS                                                        17,693,776          22,912,132

NET ASSETS:
    Beginning of year                                                                   32,916,132          10,004,000
                                                                                 -----------------   -----------------
    End of year (including distributions in excess of net investment income of
      $480 and accumulated net investment loss of $173, respectively)            $      50,609,908   $      32,916,132
                                                                                 =================   =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP GROWTH FUND -- FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             CLASS A
                                                                            ----------
                                                             YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                              12/31/03       12/31/02        12/31/01^
                                                             ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     6.97     $    10.00     $      10.00
                                                             ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                                           (0.03)***      (0.04)***            -
    Net realized and unrealized gain (loss) on investments         1.54          (2.99)               -
                                                             ----------     ----------     ------------
        Total income (loss) from investment operations             1.51          (3.03)               -
                                                             ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                               $     8.48     $     6.97     $      10.00
                                                             ==========     ==========     ============
TOTAL RETURN(a)                                                   21.66%        (30.30)%              -

RATIOS / SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                        $    1,374     $      826     $          1
    Ratio of expenses to average daily net assets:

      Before expense waiver                                        1.34%          1.40%               -
      After expense waiver#                                        1.25%(b)       1.22%(b)            -
    Net investment loss to average daily net assets               (0.34)%        (0.48)%              -
    Portfolio turnover rate                                          47%            56%               -

                                                                             CLASS L
                                                                            ----------
                                                             YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                              12/31/03       12/31/02       12/31/01^
                                                             ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     6.99     $    10.00     $      10.00
                                                             ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                                           (0.01)***      (0.01)***            -
    Net realized and unrealized gain (loss) on investments         1.54          (3.00)               -
                                                             ----------     ----------     ------------
        Total income (loss) from investment operations             1.53          (3.01)               -
                                                             ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                               $     8.52     $     6.99     $      10.00
                                                             ==========     ==========     ============
TOTAL RETURN(a)                                                   21.89%        (30.10)%              -

RATIOS / SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                        $    7,628     $    3,883     $          1
    Ratio of expenses to average daily net assets:

      Before expense waiver                                        1.09%          1.15%               -
      After expense waiver#                                        1.00%(b)       0.98%(b)            -
    Net investment loss to average daily net assets               (0.08)%        (0.20)%              -
    Portfolio turnover rate                                          47%            56%               -

                                                                                CLASS Y
                                                                              ----------
                                                               YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02        12/31/01^
                                                               ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     7.00     $    10.00     $      10.00
                                                               ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                     0.01***       (0.01)***            -
    Net realized and unrealized gain (loss) on investments           1.53          (2.99)               -
                                                               ----------     ----------     ------------
        Total income (loss) from investment operations               1.54          (3.00)               -
                                                               ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                      (0.01)             -                -
                                                               ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     8.53     $     7.00     $      10.00
                                                               ==========     ==========     ============
TOTAL RETURN(a)                                                     22.04%        (30.00)%              -

RATIOS / SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                          $    7,697     $       78     $          1
    Ratio of expenses to average daily net assets:
      Before expense waiver                                          0.94%          1.00%               -
      After expense waiver#                                          0.86%(b)       0.82%(b)            -
    Net investment income (loss) to average daily net assets         0.08%         (0.11)%              -
    Portfolio turnover rate                                            47%            56%               -

                                                                                CLASS S
                                                                              ----------
                                                               YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02        12/31/01^
                                                               ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     7.01     $    10.00     $      10.00
                                                               ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                     0.01***       (0.00)***+           -
    Net realized and unrealized gain (loss) on investments           1.54          (2.99)               -
                                                               ----------     ----------     ------------
        Total income (loss) from investment operations               1.55          (2.99)               -
                                                               ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                      (0.01)             -                -
                                                               ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     8.55     $     7.01     $      10.00
                                                               ==========     ==========     ============
TOTAL RETURN(a)                                                     22.05%        (29.90)%              -

RATIOS / SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                          $   33,787     $   28,029     $     10,001
    Ratio of expenses to average daily net assets:
      Before expense waiver                                          0.90%          0.96%               -
      After expense waiver#                                          0.81%(b)       0.77%(b)            -
    Net investment income (loss) to average daily net assets         0.11%         (0.05)%              -
    Portfolio turnover rate                                            47%            56%               -

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                     CLASS N
                                                            ---------------------------
                                                            YEAR ENDED     PERIOD ENDED
                                                             12/31/03       12/31/02^^
                                                            ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     6.94     $       6.95
                                                            ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                            (0.05)***        (0.00)***+
  Net realized and unrealized gain (loss) on investments          1.53            (0.01)
                                                            ----------     ------------
      Total income (loss) from investment operations              1.48            (0.01)
                                                            ----------     ------------
NET ASSET VALUE, END OF PERIOD                              $     8.42     $       6.94
                                                            ==========     ============
TOTAL RETURN(a)                                                  21.33%(c)            -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $      125     $        101
  Ratio of expenses to average daily net assets:
    Before expense waiver                                         1.64%               -@
    After expense waiver#                                         1.55%(b)            -@
  Net investment loss to average daily net assets                (0.63)%              -@
  Portfolio turnover rate                                           47%              56%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (C) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE MASSMUTUAL    growth of capital and future income by investing
GROWTH EQUITY FUND?            primarily in a diversified portfolio of equity
                               securities, which may consist of up to 35% foreign securities (including those of companies in emerging markets), using a growth-oriented investment strategy.

HOW DID THE FUND PERFORM       For the 12 months ending December 31, 2003, the
DURING 2003?                   Fund's Class S shares returned 23.13%,
                               underperforming the 28.67% return of the S&P 500
                               Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        For the third quarter, small-cap stocks
BACKGROUND DURING THE          outperformed both mid caps and large caps. During
PERIOD?                        the same period, growth issues outperformed their
                               value counterparts across all market
                               capitalizations. The landscape was somewhat similar in the fourth quarter, as small caps once again led the markets. This time, however, value stocks outperformed growth issues across all market capitalizations.

WHAT FACTORS CONTRIBUTED TO    Good relative positioning in the health care and
THE FUND'S PERFORMANCE?        consumer staples sectors provided the largest
                               contributions to performance during the third quarter. In health care, we were rewarded for maintaining our cautious stance on stocks of major pharmaceutical companies that underperformed. A significant underweighting in the consumer staples sector also helped performance, as the market favored stocks in less defensive areas. Conversely, leisure holdings lost traction during the three months ending
                               September 30, as soft near-term demand for radio advertising buffeted our major holdings.
                               Constraining relative performance was our underweighted position in the technology sector.
                               Worries that weak corporate technology spending and excess capacity would dampen profits abated during the period, as inventories contracted and certain product markets, such as laptop PCs, showed surprising strength.

                               In the fourth quarter, the largest relative contributor to performance was strong stock selection in the industrial goods sector, although strength in the leisure sector also was a positive factor. Although advertising spending was lackluster throughout the majority of 2003, bookings began to improve during the month of December, sending many of our holdings among advertising-sensitive media franchises higher. The largest detractor during the fourth quarter came from several underperforming stocks in the technology sector. Other detractors included several underperforming holdings in transportation, utilities and communications, and retailing.

WHAT IS YOUR OUTLOOK?          Our bottom-up stock selection process resulted in
                               continued emphasis on opportunities in
                               technology, leisure, and financial services during the quarter. In technology, we are primarily positioned in industry leaders that we believe can generate strong but sustainable earnings growth and that should benefit from a continued improvement in corporate spending on technology items into 2004. In leisure, we continue to own many of the media franchises that we believe should benefit from increased advertising spending and an improving economy, particularly next year with a U.S. presidential election and the 2004 Olympics in Greece. And finally, in financials, we are invested in the brokers and asset managers that we believe stand to benefit from a continued recovery in investment banking revenues as merger and acquisition and IPO activity improves.

                          MASSMUTUAL GROWTH EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Microsoft Corp.
Cisco Systems, Inc.
Pfizer, Inc.
Johnson & Johnson
General Electric Co.
Tyco International Limited
American International Group, Inc.
Dell, Inc.
Intel Corp.
Target Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Growth Equity Fund Class S, Class A, Class Y, Class L and the S&P 500 Index

MASSMUTUAL GROWTH EQUITY FUND
TOTAL RETURN

                                     SINCE INCEPTION
                     ONE YEAR         AVERAGE ANNUAL
                1/1/03 - 12/31/03   5/3/99 - 12/31/03
Class S               23.13%              -4.25%
Class A               22.52%              -4.67%
Class Y               23.20%              -4.30%
Class L               22.79%              -4.43%
-----------------------------------------------------
S&P 500 Index         28.67%              -2.43%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

          CLASS S    CLASS A    CLASS Y    CLASS L     S&P 500 INDEX
 5/3/99   $ 10,000   $ 10,000   $ 10,000   $ 10,000      $ 10,000
  12/99   $ 12,957   $ 12,927   $ 12,957   $ 12,957      $ 11,100
12/2000   $ 12,230   $ 12,149   $ 12,219   $ 12,199      $ 10,090
12/2001   $  9,172   $  9,069   $  9,151   $  9,131      $  8,892
12/2002   $  6,633   $  6,529   $  6,612   $  6,591      $  6,928
12/2003   $ 8 ,167   $  7,999   $  8,146   $  8,093      $  8,913

Hypothetical Investments in MassMutual Growth Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL GROWTH EQUITY FUND
TOTAL RETURN

                                                    SINCE INCEPTION
                                    ONE YEAR         AVERAGE ANNUAL
                               1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                               22.13%              22.06%
Class N (CDSC fees deducted)          21.13%              21.07%
----------------------------------------------------------------------
S&P 500 Index                         28.67%              28.74%

[CHART]

             CLASS N    CLASS N (CDSC FEES DEDUCTED)   S&P 500 INDEX
12/31/2002   $ 10,000              $ 10,000               $ 10,000
    6/2003   $ 11,265              $ 11,165               $ 10,569
   12/2003   $ 12,213              $ 12,113               $ 12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                 NUMBER OF          MARKET
                                                                   SHARES           VALUE
                                                              ---------------   ---------------
EQUITIES -- 94.7%

ADVERTISING -- 0.7%
Getty Images, Inc.*                                                    25,200   $     1,263,276
Lamar Advertising Co.*                                                 66,100         2,466,852
Monster
  Worldwide, Inc.*                                                     47,700         1,047,492
                                                                                ---------------
                                                                                      4,777,620
                                                                                ---------------
AEROSPACE & DEFENSE -- 0.1%
Honeywell
  International, Inc.                                                   4,500           150,435
Lockheed Martin Corp.                                                  14,400           740,160
                                                                                ---------------
                                                                                        890,595
                                                                                ---------------
AIR TRANSPORTATION -- 0.9%
JetBlue Airways Corp.*                                                 28,900           766,428
Southwest Airlines Co.                                                362,500         5,850,750
                                                                                ---------------
                                                                                      6,617,178
                                                                                ---------------
APPAREL, TEXTILES & SHOES -- 1.4%
Coach, Inc.*                                                           64,600         2,438,650
Hot Topic, Inc.*                                                       25,900           763,014
Nike, Inc. Cl. B                                                       66,200         4,532,052
Reebok
  International Limited                                                61,000         2,398,520
                                                                                ---------------
                                                                                     10,132,236
                                                                                ---------------
AUTOMOTIVE & PARTS -- 0.5%
Bayerische Motoren
  Werke AG                                                             25,500         1,182,043
Harley-Davidson, Inc.                                                  55,500         2,637,915
                                                                                ---------------
                                                                                      3,819,958
                                                                                ---------------
BANKING, SAVINGS & LOANS -- 4.4%
Bank of New York
  Co., Inc.                                                           159,600         5,285,952
Citigroup, Inc.                                                       258,844        12,564,288
Fannie Mae                                                             96,000         7,205,760
Mellon Financial Corp.                                                 37,000         1,188,070
Northern Trust Corp.                                                   47,800         2,218,876
SLM Corp.                                                              99,400         3,745,392
                                                                                ---------------
                                                                                     32,208,338
                                                                                ---------------
BEVERAGES -- 1.1%
Anheuser-Busch
  Companies, Inc.                                                      23,900         1,259,052
PepsiCo, Inc.                                                         148,900         6,941,718
                                                                                ---------------
                                                                                      8,200,770
                                                                                ---------------
BROADCASTING, PUBLISHING & PRINTING -- 8.1%
Citadel
  Broadcasting Corp.*                                                   4,900           109,613
Clear Channel
  Communications, Inc.                                                197,430   $     9,245,647
Comcast Corp. Cl. A*                                                  254,345         8,360,320
Cox Communications,
  Inc. Cl. A*                                                          27,400           943,930
Entercom
  Communications Corp.*                                                15,400           815,584
InterActive Corp.*                                                    241,400         8,190,702
Liberty Media
  Corp. Cl. A*                                                        209,200         2,487,388
New York Times
  Co. Cl. A                                                            40,100         1,916,379
News Corp. Limited
  Sponsored ADR
  (Australia)                                                          68,100         2,458,410
Time Warner, Inc.*                                                    515,900         9,281,041
Univision
  Communications,
  Inc. Cl. A*                                                          49,700         1,972,593
Viacom, Inc. Cl. B                                                    249,380        11,067,485
Westwood One, Inc.*                                                   73,400          2,511,014
                                                                                ---------------
                                                                                     59,360,106
                                                                                ---------------
CHEMICALS -- 0.3%
Air Products &
  Chemicals, Inc.                                                      34,400         1,817,352
Georgia Gulf Corp.                                                      3,700           106,856
                                                                                ---------------
                                                                                      1,924,208
                                                                                ---------------
COMMERCIAL SERVICES -- 2.0%
Accenture Limited Cl. A*                                               84,300         2,218,776
Akamai
  Technologies, Inc.*                                                 116,400         1,251,300
Apollo Group, Inc. Cl. A*                                              34,600         2,352,800
Career Education Corp.*                                                53,900         2,159,773
Cendant Corp.*                                                         16,400           365,228
eBay, Inc.*                                                            96,200         6,213,558
Manpower, Inc.                                                          6,200           291,896
Waste Management, Inc.                                                  2,400            71,040
                                                                                ---------------
                                                                                     14,924,371
                                                                                ---------------
COMMUNICATIONS -- 2.8%
Andrew Corp.*                                                          23,800           273,938
EchoStar
  Communications
  Corp. Cl. A*                                                        214,900         7,306,600
Juniper Networks, Inc.*                                                39,100           730,388
L-3 Communications
  Holdings, Inc.*                                                       3,700           190,032
Nextel Communications,
  Inc. Cl. A*                                                         106,200         2,979,972
Nokia Oyj Sponsored
  ADR (Finland)                                                       128,700   $     2,187,900
Nortel Networks Corp.*                                                520,700         2,202,561
NTL, Inc.*                                                             27,700         1,932,075
Qualcomm, Inc.                                                         42,500         2,292,025
                                                                                ---------------
                                                                                     20,095,491
                                                                                ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.6%
Avid Technology, Inc.*                                                 15,900           763,200
Cadence Design
  Systems, Inc.*                                                      117,300         2,109,054
NetScreen
  Technologies, Inc.*                                                  14,900           368,775
Synopsys, Inc.*                                                        30,400         1,026,304
                                                                                ---------------
                                                                                      4,267,333
                                                                                ---------------
COMPUTER PROGRAMMING SERVICES -- 0.6%
Mercury
  Interactive Corp.*                                                   91,800         4,465,152
                                                                                ---------------
COMPUTER RELATED SERVICES -- 0.1%
Manhattan
  Associates, Inc.*                                                    15,000           414,600
                                                                                ---------------
COMPUTERS & INFORMATION -- 5.7%
Apple Computer, Inc.*                                                  48,100         1,027,897
Cisco Systems, Inc.*                                                  966,900        23,486,001
Dell, Inc.*                                                           382,300        12,982,908
EMC Corp.*                                                             77,900         1,006,468
Foundry Networks, Inc.*                                                44,100         1,206,576
International Game
  Technology                                                           40,500         1,445,850
Zebra Technologies
  Corp. Cl. A*                                                          3,200           212,384
                                                                                ---------------
                                                                                     41,368,084
                                                                                ---------------
COMPUTERS & OFFICE EQUIPMENT -- 1.4%
Hewlett-Packard Co.                                                    15,700           360,629
International Business
  Machines Corp.                                                      108,800        10,083,584
                                                                                ---------------
                                                                                     10,444,213
                                                                                ---------------
CONTAINERS -- 0.0%
Smurfit-Stone
  Container Corp.                                                      12,600           233,982
                                                                                ---------------
COSMETICS & PERSONAL CARE -- 1.9%
Avon Products, Inc.                                                    84,400         5,696,156
Colgate-Palmolive Co.                                                  82,400         4,124,120
The Procter &
  Gamble Co.                                                           40,900         4,085,092
                                                                                ---------------
                                                                                     13,905,368
                                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                 NUMBER OF          MARKET
                                                                   SHARES           VALUE
                                                              ---------------   ---------------
DATA PROCESSING & PREPARATION -- 1.0%
Affiliated Computer
  Services, Inc. Cl. A*                                                46,200   $     2,516,052
The BISYS Group, Inc.*                                                 25,900           385,392
First Data Corp.                                                       25,700         1,056,013
Fiserv, Inc.*                                                          78,300         3,093,633
                                                                                ---------------
                                                                                      7,051,090
                                                                                ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 10.5%
Agere Systems, Inc. Cl. B*                                             76,800           222,720
Amphenol Corp. Cl. A*                                                  12,200           779,946
Analog Devices, Inc.                                                  197,600         9,020,440
Emerson Electric Co.                                                   20,300         1,314,425
Flextronics
  International Limited*                                              105,900         1,571,556
General Electric Co.                                                  496,850        15,392,413
Intel Corp.                                                           399,400        12,860,680
Linear Technology Corp.                                                50,100         2,107,707
Marvell Technology
  Group Limited*                                                       95,700         3,629,901
Maxim Integrated
  Products, Inc.                                                       47,300         2,355,540
Microchip
  Technology, Inc.                                                    120,900         4,033,224
Molex, Inc.                                                            47,900         1,671,231
Novellus Systems, Inc.*                                                84,400         3,549,020
PMC-Sierra, Inc.*                                                      64,200         1,293,630
Rockwell
  Automation, Inc.                                                     28,300         1,007,480
STMicroelectronics NV
  NY Shares                                                             7,700           207,977
Taiwan Semiconductor
  Manufacturing Co.
  Limited Sponsored
  ADR (Taiwan)*                                                       244,552         2,504,213
Texas Instruments, Inc.                                               259,000         7,609,420
Xilinx, Inc.*                                                         139,500         5,404,230
                                                                                ---------------
                                                                                     76,535,753
                                                                                ---------------
ENERGY -- 0.3%
BJ Services Co.*                                                       40,700         1,461,130
GlobalSantaFe Corp.                                                    15,300           379,899
Noble Corp.*                                                           11,900           425,782
                                                                                ---------------
                                                                                      2,266,811
                                                                                ---------------
ENTERTAINMENT & LEISURE -- 0.1%
The Walt Disney Co.                                                    17,200           401,276
                                                                                ---------------
FINANCIAL SERVICES -- 4.4%
American Express Co.                                                  222,000        10,707,060
The Goldman Sachs
  Group, Inc.                                                          34,700         3,425,931
MBNA Corp.                                                            269,000         6,684,650
Merrill Lynch & Co., Inc.                                              85,000         4,985,250
Morgan Stanley                                                         82,400         4,768,488
The Schwab
  (Charles) Corp.                                                     105,500   $     1,249,120
                                                                                ---------------
                                                                                     31,820,499
                                                                                ---------------
FOODS -- 0.1%
Sysco Corp.                                                            17,400           647,802
                                                                                ---------------
HEALTHCARE -- 0.7%
Caremark Rx, Inc.*                                                    134,100         3,396,753
HCA, Inc.                                                              36,100         1,550,856
Tenet Healthcare Corp.*                                                13,700           219,885
                                                                                ---------------
                                                                                      5,167,494
                                                                                ---------------
HOUSEHOLD PRODUCTS -- 0.6%
The Clorox Co.                                                         34,200         1,660,752
Corning, Inc.*                                                        274,200         2,859,906
                                                                                ---------------
                                                                                      4,520,658
                                                                                ---------------
INDUSTRIAL - DISTRIBUTION -- 0.1%
Grainger (W.W.), Inc.                                                  20,400           966,756
                                                                                ---------------
INDUSTRIAL - DIVERSIFIED -- 4.4%
3M Co.                                                                 70,480         5,992,914
Cooper Industries
  Limited Cl. A                                                        16,400           950,052
Danaher Corp.                                                          43,600         4,000,300
Eaton Corp.                                                            18,400         1,986,832
Illinois Tool Works, Inc.                                              42,400         3,557,784
Tyco
  International Limited                                               579,700        15,362,050
                                                                                ---------------
                                                                                     31,849,932
                                                                                ---------------
INFORMATION RETRIEVAL SERVICES -- 0.1%
Yahoo!, Inc.*                                                          22,300         1,007,291
                                                                                ---------------
INSURANCE -- 2.9%
ACE Limited                                                            41,800         1,731,356
American International
  Group, Inc.                                                         221,900        14,707,532
The Hartford Financial
  Services Group, Inc.                                                 41,900         2,473,357
Marsh & McLennan
  Companies, Inc.                                                      15,300           732,717
UnumProvident Corp.                                                    56,800           895,736
XL Capital Limited Cl. A                                               11,000           853,050
                                                                                ---------------
                                                                                     21,393,748
                                                                                ---------------
INTERNET CONTENT -- 0.2%
BEA Systems, Inc.*                                                     94,900         1,167,270
                                                                                ---------------
LODGING -- 0.3%
Hilton Hotels Corp.                                                    78,000         1,336,140
Starwood Hotels &
  Resorts Worldwide, Inc.                                              19,700           708,609
                                                                                ---------------
                                                                                      2,044,749
                                                                                ---------------
MACHINERY & COMPONENTS -- 0.4%
Parker-Hannifin Corp.                                                  13,800   $       821,100
Smith International, Inc.*                                             41,700         1,731,384
                                                                                ---------------
                                                                                      2,552,484
                                                                                ---------------
MANUFACTURING -- 0.0%
Applied Materials, Inc.*                                                8,300           186,335
                                                                                ---------------
MEDICAL SUPPLIES -- 3.8%
Allergan, Inc.                                                         17,900         1,374,899
Applied Biosystems
  Group-Applera Corp.                                                  52,200         1,081,062
Bard (C.R.), Inc.                                                      33,900         2,754,375
Baxter International, Inc.                                            103,200         3,149,664
Biomet, Inc.                                                           80,500         2,931,005
CTI Molecular
  Imaging, Inc.*                                                       15,300           258,723
Cyberonics, Inc.*                                                       1,700            54,417
Edwards
  Lifesciences Corp.*                                                   3,500           105,280
Guidant Corp.                                                          78,900         4,749,780
Medtronic, Inc.                                                       125,700         6,110,277
Thermo Electron Corp.*                                                 90,100         2,270,520
Zimmer Holdings, Inc.*                                                 44,100         3,104,640
                                                                                ---------------
                                                                                     27,944,642
                                                                                ---------------
METALS & MINING -- 0.2%
BHP Billiton Limited
  Sponsored ADR
  (Australia)                                                          67,600         1,234,376
                                                                                ---------------
PHARMACEUTICALS -- 12.2%
Abbott Laboratories                                                   148,900         6,938,740
Alcon, Inc.                                                            34,200         2,070,468
AmerisourceBergen Corp.                                                16,400           920,860
Amgen, Inc.*                                                          105,400         6,513,720
AstraZeneca PLC                                                         2,100           100,750
Cardinal Health, Inc.                                                  81,300         4,972,308
Eli Lilly & Co.                                                        26,900         1,891,877
Forest Laboratories, Inc.*                                             36,500         2,255,700
Genentech, Inc.*                                                        6,600           617,562
Genzyme Corp.*                                                        125,700         6,202,038
Gilead Sciences, Inc.*                                                149,700         8,703,558
Invitrogen Corp.*                                                      14,400         1,008,000
Johnson & Johnson                                                     299,900        15,492,834
Novartis AG                                                             8,200           372,290
Pfizer, Inc.                                                          534,937        18,899,324
Roche Holding AG                                                       14,800         1,492,864
Schering-Plough Corp.                                                 174,000         3,025,860
Watson
  Pharmaceutical, Inc.*                                                20,600           947,600
Wyeth                                                                 158,000         6,707,100
                                                                                ---------------
                                                                                     89,133,453
                                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                 NUMBER OF          MARKET
                                                                   SHARES           VALUE
                                                              ---------------   ---------------
PREPACKAGED SOFTWARE -- 7.2%
DST Systems, Inc.*                                                     40,400   $     1,687,104
Intuit, Inc.*                                                          39,000         2,063,490
Microsoft Corp.                                                     1,029,220        28,344,719
Network Associates, Inc.*                                              86,600         1,302,464
Oracle Corp.*                                                         484,750         6,398,700
SunGard Data
  Systems, Inc.*                                                       13,100           363,001
Symantec Corp.*                                                       159,900         5,540,535
Veritas Software Corp.*                                               181,851         6,757,583
                                                                                ---------------
                                                                                     52,457,596
                                                                                ---------------
RESTAURANTS -- 0.8%
McDonald's Corp.                                                       94,200         2,338,986
Outback Steakhouse, Inc.                                               82,100         3,629,641
                                                                                ---------------
                                                                                      5,968,627
                                                                                ---------------
RETAIL -- 7.7%
Best Buy Co., Inc.                                                     48,800         2,549,312
Carmax, Inc.*                                                          33,200         1,026,876
CVS Corp.                                                              73,300         2,647,596
The Home Depot, Inc.                                                  106,900         3,793,881
Kohl's Corp.*                                                         194,000         8,718,360
Lowe's Companies, Inc.                                                 25,700         1,423,523
Pier 1 Imports, Inc.                                                   26,900           588,034
Rite Aid Corp.*                                                       158,113           955,003
Staples, Inc.*                                                        146,800         4,007,640
Target Corp.                                                          329,500        12,652,800
TJX Companies, Inc.                                                   168,000         3,704,400
Walgreen Co.                                                          123,800         4,503,844
Wal-Mart Stores, Inc.                                                 158,400         8,403,120
Williams-Sonoma, Inc.*                                                 37,300         1,296,921
                                                                                ---------------
                                                                                     56,271,310
                                                                                ---------------
TELEPHONE UTILITIES -- 2.0%
Adtran, Inc.                                                          245,000         7,595,000
Amdocs Limited*                                                       116,000         2,607,680
AT&T Wireless
  Services, Inc.*                                                     321,700         2,570,383
Sprint Corp.
  (PCS Group)*                                                        195,800         1,100,396
Vodafone Group PLC
  Sponsored ADR
  (United Kingdom)                                                     31,810           796,522
                                                                                ---------------
                                                                                     14,669,981
                                                                                ---------------
TOBACCO -- 0.3%
Altria Group, Inc.                                                     36,900         2,008,098
                                                                                ---------------
TRANSPORTATION -- 1.8%
Carnival Corp.                                                        137,800         5,474,794
FedEx Corp.                                                            79,600         5,373,000
Orbitz, Inc. Cl. A*                                                     2,300            55,269
United Parcel Service,
Inc. Cl. B                                                             27,100   $     2,020,305
                                                                                     12,923,368
                                                                                ---------------

TOTAL EQUITIES
(COST $653,805,334)                                                                 690,241,002
                                                                                ---------------

RIGHTS -- 0.0%

COMPUTERS & INFORMATION
Seagate Technology* +                                                  66,000                 -
                                                                                ---------------

TOTAL RIGHTS
(COST $0)                                                                                     -
                                                                                ---------------

TOTAL LONG TERM INVESTMENTS
(COST $653,805,334)                                                                 690,241,002
                                                                                ---------------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                              ---------------
SHORT-TERM INVESTMENTS -- 13.2%

CASH EQUIVALENTS -- 8.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                           $       163,104           163,104
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                   861,803           861,803
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                 2,585,408         2,585,408
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                   646,352           646,352
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                   646,352           646,352
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                 2,154,507         2,154,507
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                   861,803           861,803
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                 4,309,014         4,309,014
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                   430,902           430,902
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                 1,723,606         1,723,606
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                           $       430,902   $       430,902
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                 4,438,284         4,438,284
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                 2,369,958         2,369,958
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                 1,292,704         1,292,704
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                 2,154,507         2,154,507
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                 1,720,053         1,720,053
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                 2,150,593         2,150,593
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                         861,803           861,803
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                   473,992           473,992
Merrill Lynch
  Premier Institutional
  Money Market Fund                                                 2,964,651         2,964,651
Merrimac Money
  Market Fund                                                       7,152,963         7,152,963
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                 2,240,688         2,240,688
National Bank
  of Commerce
  Bank Note
  1.120% 05/19/2004                                                 1,077,254         1,077,254
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                 1,077,254         1,077,254
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                   861,803           861,803
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                 2,154,507         2,154,507
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                 1,077,254         1,077,254

    The accompanying notes are an integral part of the financial statements.

                                                                 PRINCIPAL          MARKET
                                                                   AMOUNT           VALUE
                                                              ---------------   ---------------
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                           $     1,292,704   $     1,292,704
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                 1,077,254         1,077,254
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                 1,077,254         1,077,254
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                 2,154,507         2,154,507
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                   430,902           430,902
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                 5,170,812         5,170,812
                                                                                ---------------
                                                                                     60,085,454
                                                                                ---------------
REPURCHASE AGREEMENT -- 5.0%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                36,253,567        36,253,567
                                                                                ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  96,339,021
                                                                                ---------------

TOTAL INVESTMENTS -- 107.9%
(COST $750,144,355)***                                                              786,580,023

OTHER ASSETS/
(LIABILITIES) (7.9%)                                                                (57,752,853)
                                                                                ---------------

NET ASSETS 100.0%                                                               $   728,827,170
                                                                                ===============

NOTES TO PORTFOLIO OF INVESTMENTS

  ADR - American Depository Receipt.
  *    Non-income producing security.
  **   Represents investments of security lending collateral. (NOTE 2).
  ***  Aggregate cost for Federal tax purposes. (NOTE 7).
  + This security is valued in good faith under procedures established by the board of directors.
  (a) Maturity value of $36,255,018. Collateralized by U.S. Government Agency obligations with rates of 1.64 - 1.65%, maturity dates of 09/15/2032 - 02/25/2033, and an aggregate market value, including accrued interest, of $38,069,794.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL GROWTH EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                              DECEMBER 31, 2003
                                                                                              -----------------
ASSETS:
     Investments, at value (cost $653,805,334) (NOTE 2)                                       $     690,241,002
     Short-term investments, at amortized cost (NOTE 2)                                              96,339,021
         Total Investments (including securities on loan with market values of $57,941,874)         786,580,023
     Receivables from:
         Investments sold                                                                            16,560,449
         Fund shares sold                                                                             1,352,000
         Interest and dividends                                                                         431,085
         Foreign taxes withheld                                                                           4,471
                                                                                              -----------------
             Total assets                                                                           804,928,028
                                                                                              -----------------
LIABILITIES:
     Payables for:
         Investments purchased                                                                       14,961,462
         Fund shares repurchased                                                                        318,614
         Securities on loan (NOTE 2)                                                                 60,085,454
         Directors' fees and expenses (NOTE 3)                                                           13,078
         Affiliates (NOTE 3):
             Investment management fees                                                                 427,147
             Administration fees                                                                        135,162
             Service fees                                                                               123,700
             Distribution fees                                                                              939
     Due to custodian                                                                                       253
     Accrued expense and other liabilities                                                               35,049
                                                                                              -----------------
             Total liabilities                                                                       76,100,858
                                                                                              -----------------
     NET ASSETS                                                                               $     728,827,170
                                                                                              =================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                          $     886,691,040
     Accumulated net investment loss                                                                    (19,245)
     Accumulated net realized loss on investments and foreign currency translations                (194,280,513)
     Net unrealized appreciation on investments, foreign currency and other
       assets and liabilitie                                                                         36,435,888
                                                                                              -----------------
                                                                                              $     728,827,170
                                                                                              =================
NET ASSETS:
     Class A                                                                                  $     206,097,354
                                                                                              =================
     Class L                                                                                  $     201,623,499
                                                                                              =================
     Class Y                                                                                  $     101,937,049
                                                                                              =================
     Class S                                                                                  $     217,508,441
                                                                                              =================
     Class N                                                                                  $       1,660,827
                                                                                              =================
SHARES OUTSTANDING:
     Class A                                                                                         27,838,990
                                                                                              =================
     Class L                                                                                         26,908,769
                                                                                              =================
     Class Y                                                                                         13,527,929
                                                                                              =================
     Class S                                                                                         28,764,610
                                                                                              =================
     Class N                                                                                            226,189
                                                                                              =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
     Class A                                                                                  $            7.40
                                                                                              =================
     Class L                                                                                  $            7.49
                                                                                              =================
     Class Y                                                                                  $            7.54
                                                                                              =================
     Class S                                                                                  $            7.56
                                                                                              =================
     Class N                                                                                  $            7.34
                                                                                              =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                          YEAR ENDED
                                                                       DECEMBER 31, 2003
                                                                       -----------------
INVESTMENT INCOME (NOTE 2):
     Dividends (net of withholding tax of $20,926)                     $       4,489,988
     Interest (including securities lending income of $34,682)                   106,956
                                                                       -----------------
             Total investment income                                           4,596,944
                                                                       -----------------
EXPENSES (NOTE 2):
     Investment management fees (NOTE 3)                                       3,601,893
     Custody fees                                                                119,726
     Audit and legal fees                                                         23,852
     Shareholder reporting fees                                                   18,264
     Directors' fees (NOTE 3)                                                     11,828
     Trustee reporting                                                             8,196
                                                                       -----------------
                                                                               3,783,759
     Administration fees (NOTE 3):
         Class A                                                                 421,360
         Class L                                                                 439,470
         Class Y                                                                 120,267
         Class S                                                                 138,447
         Class N                                                                   1,992
     Distribution fees (NOTE 3):
         Class N                                                                   1,433
     Service fees (NOTE 3):
         Class A                                                                 354,084
         Class N                                                                   1,433
                                                                       -----------------
             Total expenses                                                    5,262,245
     Fees paid indirectly (NOTE 3)                                              (480,501)
                                                                       -----------------
             Net expenses                                                      4,781,744
                                                                       -----------------
             NET INVESTMENT LOSS                                                (184,800)
                                                                       -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investment transactions                                              63,307,294
         Foreign currency transactions                                            (2,848)
                                                                       -----------------
             Net realized gain                                                63,304,446
                                                                       -----------------
     Net change in unrealized appreciation (depreciation) on:
         Investments                                                          44,496,725
         Translation of assets and liabilities in foreign currencies              (2,489)
                                                                       -----------------
             Net unrealized gain                                              44,494,236
                                                                       -----------------
             NET REALIZED AND UNREALIZED GAIN                                107,798,682
                                                                       -----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $     107,613,882
                                                                       =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED          YEAR ENDED
                                                                           DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                           -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                                   $        (184,800)  $        (465,514)
     Net realized gain (loss) on investment transactions and
       foreign currency transactions                                              63,304,446        (100,204,282)
     Net change in unrealized appreciation (depreciation) on investments
       and translation of assets and liabilities in foreign currencies            44,494,236         (33,559,235)
                                                                           -----------------   -----------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         107,613,882        (134,229,031)
                                                                           -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                      99,468,734          31,261,613
     Class L                                                                      71,463,884          22,273,055
     Class Y                                                                      14,426,307          11,161,826
     Class S                                                                      54,501,986           5,066,452
     Class N                                                                       1,467,880             101,000*
                                                                           -----------------   -----------------
         INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                 241,328,791          69,863,946
                                                                           -----------------   -----------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                                     348,942,673         (64,365,085)

NET ASSETS:
     Beginning of year                                                           379,884,497         444,249,582
                                                                           -----------------   -----------------
     End of year (including accumulated net investment loss of
       $19,245 and $8,602, respectively)                                   $     728,827,170   $     379,884,497
                                                                           =================   =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL GROWTH EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   CLASS A
                                                                                   -------
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     12/31/03       12/31/02       12/31/01       12/31/00       12/31/99^
                                                    ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     6.04     $     8.39     $    11.24     $    12.90     $      10.00
                                                    ----------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                    (0.02)***      (0.03)***      (0.03)***      (0.05)***        (0.05)***
  Net realized and unrealized gain (loss) on
    investments                                           1.38          (2.32)         (2.82)         (0.70)            2.98
                                                    ----------     ----------     ----------     ----------     ------------
        Total income (loss) from investment
          operations                                      1.36          (2.35)         (2.85)         (0.75)            2.93
                                                    ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                                      -              -              -          (0.00)+              -
  From net realized gains                                    -              -              -          (0.91)           (0.03)
                                                    ----------     ----------     ----------     ----------     ------------
        Total distributions                                  -              -              -          (0.91)           (0.03)
                                                    ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                      $     7.40     $     6.04     $     8.39     $    11.24     $      12.90
                                                    ==========     ==========     ==========     ==========     ============
TOTAL RETURN(a)                                          22.52%        (28.01)%       (25.36)%        (6.01)%          29.27%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $  206,097     $   79,267     $   75,186     $   44,905     $      2,379
  Ratio of expenses to average daily net assets:
    Before expense waiver                                 1.26%          1.26%          1.27%          1.29%            1.50%*
    After expense waivers#                                1.18%(b)       1.22%(b)       1.24%          1.25%             N/A
  Net investment loss to average daily net assets        (0.31)%        (0.41)%        (0.36)%        (0.35)%          (0.68)%*
  Portfolio turnover rate                                  260%           224%           279%           264%             114%**

                                                                                     CLASS L
                                                                                     -------
                                                    YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     12/31/03         12/31/02       12/31/01       12/31/00       12/31/99^
                                                    ----------       ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     6.10       $     8.45     $    11.29     $    12.93     $      10.00
                                                    ----------       ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                    (0.00)***++      (0.01)***      (0.01)***      (0.01)***        (0.03)***
  Net realized and unrealized gain (loss) on
   investments                                            1.39            (2.34)         (2.83)         (0.72)            2.99
                                                    ----------       ----------     ----------     ----------     ------------
        Total income (loss) from investment
          operations                                      1.39            (2.35)         (2.84)         (0.73)            2.96
                                                    ----------       ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                                      -                -              -          (0.00)+              -
  From net realized gains                                    -                -              -          (0.91)           (0.03)
                                                    ----------       ----------     ----------     ----------     ------------
        Total distributions                                  -                -              -          (0.91)           (0.03)
                                                    ----------       ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                      $     7.49       $     6.10     $     8.45     $    11.29     $      12.93
                                                    ==========       ==========     ==========     ==========     ============
TOTAL RETURN(a)                                          22.79%          (27.81)%       (25.15)%        (5.84)%          29.57%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $  201,623       $   99,882     $  112,901     $   69,163     $      8,912
  Ratio of expenses to average daily net assets:
    Before expense waiver                                 1.01%            1.01%          1.02%          1.04%            1.25%*
    After expense waiver#                                 0.92%(b)         0.97%(b)       0.99%          1.00%             N/A
  Net investment loss to average daily net assets        (0.05)%          (0.17)%        (0.11)%        (0.11)%          (0.41)%*
  Portfolio turnover rate                                  260%             224%           279%           264%             114%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ++   NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR ALL PERIODS SHOWN IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS Y
                                                                                   -------
                                                   YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                    12/31/03       12/31/02        12/31/01        12/31/00         12/31/99^
                                                   ----------     ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     6.12     $     8.47      $    11.31      $    12.93      $      10.00
                                                   ----------     ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.01***       (0.00)***++      0.00***++       0.00***++        (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                       1.41          (2.35)          (2.84)          (0.71)             2.98
                                                   ----------     ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                          1.42          (2.35)          (2.84)          (0.71)             2.96
                                                   ----------     ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                                     -              -               -           (0.00)+               -
  From net realized gains                                   -              -               -           (0.91)            (0.03)
                                                   ----------     ----------      ----------      ----------      ------------
        Total distributions                                 -              -               -           (0.91)            (0.03)
                                                   ----------     ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                     $     7.54     $     6.12      $     8.47      $    11.31      $      12.93
                                                   ==========     ==========      ==========      ==========      ============
TOTAL RETURN(a)                                         23.20%        (27.75)%        (25.11)%         (5.69)%           29.57%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                $  101,937     $   70,469      $   81,552      $   49,165      $     34,170
  Ratio of expenses to average daily net assets:
    Before expense waiver                                0.86%          0.86%           0.87%           0.89%             1.12%*
    After expense waiver#                                0.77%(b)       0.82%(b)        0.84%           0.87%              N/A
  Net investment income (loss) to
    average daily net assets                             0.10%         (0.03)%          0.04%           0.01%            (0.26)%*
  Portfolio turnover rate                                 260%           224%            279%            264%              114%**

                                                                               CLASS S
                                                                               -------
                                                   YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                    12/31/03         12/31/02           12/31/01         12/31/00
                                                   ----------       ----------         ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     6.14       $     8.49         $    11.32       $    12.93
                                                   ----------       ----------         ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         0.01***          0.00***++          0.01***          0.01***
    Net realized and unrealized gain (loss)
      on investments                                     1.41            (2.35)             (2.84)           (0.71)
                                                   ----------       ----------         ----------       ----------
        Total income (loss) from
          investment operations                          1.42            (2.35)             (2.83)           (0.70)
                                                   ----------       ----------         ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                                     -                -                  -            (0.00)+
  From net realized gains                                   -                -                  -            (0.91)
                                                   ----------       ----------         ----------       ----------
        Total distributions                                 -                -                  -            (0.91)
                                                   ----------       ----------         ----------       ----------
NET ASSET VALUE, END OF PERIOD                     $     7.56       $     6.14         $     8.49       $    11.32
                                                   ==========       ==========         ==========       ==========
TOTAL RETURN(a)                                         23.13%          (27.68)%           (25.00)%          (5.61)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                $  217,508       $  130,165         $  174,610       $  165,480
  Ratio of expenses to average daily net assets:
    Before expense waiver                                0.80%            0.80%              0.81%            0.83%
    After expense waiver#                                0.71%(b)         0.76%(b)           0.78%            0.80%
  Net investment income (loss) to
    average daily net assets                             0.16%            0.04%              0.10%            0.07%
  Portfolio turnover rate                                 260%             224%               279%             264%

                                                     CLASS S                    CLASS N
                                                     -------          ------------------------------
                                                   PERIOD ENDED       YEAR ENDED        PERIOD ENDED
                                                    12/31/99^          12/31/03          12/31/02^^
                                                   ------------       ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      10.00       $     6.01        $       6.01
                                                   ------------       ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                          (0.01)***        (0.05)***            0.00***++
    Net realized and unrealized gain (loss)
      on investments                                       2.97             1.38               (0.00)++
                                                   ------------       ----------        ------------
        Total income (loss) from
          investment operations                            2.96             1.33                0.00
                                                   ------------       ----------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                                       -                -                   -
  From net realized gains                                 (0.03)               -                   -
                                                   ------------       ----------        ------------
        Total distributions                               (0.03)               -                   -
                                                   ------------       ----------        ------------
NET ASSET VALUE, END OF PERIOD                     $      12.93       $     7.34        $       6.01
                                                   ============       ==========        ============
TOTAL RETURN(a)                                           29.57%**         22.13%(c)               -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                $     62,968       $    1,661        $        101
  Ratio of expenses to average daily net assets:
    Before expense waiver                                  0.97%*           1.57%                  -@
    After expense waiver#                                   N/A             1.52%(b)               -@
  Net investment income (loss) to
    average daily net assets                              (0.10)%*         (0.65)%                 -@
  Portfolio turnover rate                                   114%**           260%                224%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ++ NET INVESTMENT INCOME (LOSS) AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR ALL PERIODS SHOWN IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT SALES CHARGES AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL AGGRESSIVE GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE MASSMUTUAL    capital appreciation by investing primarily in a
AGGRESSIVE GROWTH FUND?        diversified portfolio of equity securities of
                               companies of any size, in the U.S. and abroad, including larger, more well-established companies and smaller, emerging growth companies. The Fund uses a growth-oriented investment strategy.

HOW DID THE FUND PERFORM       For the 12 months ending December 31, 2003, the
DURING 2003?                   Fund's Class S shares returned 31.51%,
                               outperforming the 28.67% return of the S&P 500
                               Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT        Stocks added to their 2003 gains during the third
BACKGROUND  DURING THE         quarter, albeit at a slower pace than the prior
PERIOD?                        three-month period. The major equity market
                               indexes retreated into negative territory in September after the U.S. dollar slumped to its lowest level in three years and the Organization of Petroleum Exporting Countries (OPEC) announced it would cut output, raising concerns of higher oil prices. Stocks rallied again in the fourth quarter, buoyed by investors' growing conviction in the strength of the rebounding U.S. economy.
                               Reflecting this vigor, third quarter Gross
                               Domestic Product surged at an 8.2% annual rate, the fastest since 1984. Rising corporate profits and, importantly, the biggest jump in spending on equipment and software since the economic downturn in 1999-2000, helped to drive this impressive growth.

WHAT FACTORS CONTRIBUTED TO    The key to our success in the third quarter can
THE FUND'S PERFORMANCE?        be summed up in one word: patience. Adhering to
                               our strict buy and sell discipline, we were rewarded when some of our holdings started to benefit from better trends. Such was the case with Cisco Systems, the leading maker of equipment to direct Internet traffic. Another trend that worked to our advantage is Americans' fondness for the latest in consumer electronics, as personal computers and mobile phones were top-selling items. Disappointments in the third quarter can be divided into two distinct groups:
                               those that lagged for specific reasons, such as Costco and Ryanair Holdings, and those like
                               Colgate-Palmolive and Pfizer that lagged as investors left stable earners behind in their pursuit of economically sensitive companies.

                               Turning to the fourth quarter, within the technology space, analog and mixed-signal semiconductor maker Maxim Integrated Products and Texas Instruments, which manufactures the specialized digital signal processors that power wireless handsets, were standouts, as both companies benefited from robust sales of consumer electronics - specifically, cellular phones, DVD players and flat-screen televisions. Some holdings fell short of our expectations, however, and hindered performance. Among them was Softbank, a Tokyo-based corporation that invests in Web-related businesses. In addition, Amgen worked against us, as the global biotechnology leader declined on fears that major reimbursement cuts for some of its products would shrink future profits.

WHAT IS YOUR OUTLOOK?          We welcome signs that the economy is
                               strengthening - in particular, the resumption of corporate capital investment for the first time in three years. Even so, reports that holiday sales were weaker than expected have tempered our enthusiasm somewhat. Given this development, we will closely monitor consumer spending and judiciously weigh the implications of any further slowdown on our holdings.

                        MASSMUTUAL AGGRESSIVE GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Maxim Integrated Products, Inc.
Cisco Systems, Inc.
Time Warner, Inc.
Yahoo!, Inc.
Texas Instruments, Inc.
Applied Materials, Inc.
Citigroup, Inc.
Clear Channel Communications, Inc.
Total SA Sponsored ADR
Amgen, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Aggressive Growth Fund Class S, Class A, Class Y, Class L and the S&P 500 Index.

MASSMUTUAL AGGRESSIVE GROWTH FUND
TOTAL RETURN

                                     SINCE INCEPTION
                     ONE YEAR        AVERAGE ANNUAL
                1/1/03 - 12/31/03   5/1/00 - 12/31/03
Class S               31.51%              -16.91%
Class A               30.53%              -17.33%
Class Y               31.33%              -17.00%
Class L               31.15%              -17.10%
-----------------------------------------------------
S&P 500 Index         28.67%              - 5.60%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

           CLASS S     CLASS A   CLASS Y    CLASS L    S&P 500 Index
5/1/2000   $ 10,000   $ 10,000   $ 10,000   $ 10,000     $ 10,000
 12/2000   $  7,795   $  7,768   $  7,794   $  7,790     $  9,162
 12/2001   $  5,337   $  5,292   $  5,327   $  5,323     $  8,074
 12/2002   $  3,853   $  3,809   $  3,842   $  3,830     $  6,290
 12/2003   $  5,067   $  4,971   $  5,046   $  5,023     $  8,094

Hypothetical Investments in MassMutual Aggressive Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MASSMUTUAL AGGRESSIVE GROWTH FUND
TOTAL RETURN

                                                     SINCE INCEPTION
                                    ONE YEAR         AVERAGE ANNUAL
                               1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                              30.50%              30.41%
Class N (CDSC fees deducted)         29.50%              29.41%
----------------------------------------------------------------------
S&P 500 Index                        28.67%              28.74%

[CHART]

             CLASS N    CLASS N (CDSC FEES DEDUCTED)   S&P 500 INDEX
12/31/2002   $ 10,000              $  10,000              $ 10,000
    6/2003   $ 11,300              $  11,200              $ 10,569
   12/2003   $ 13,050              $  12,950              $ 12,883

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL AGGRESSIVE GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                 NUMBER OF          MARKET
                                                                  SHARES            VALUE
                                                              ---------------   ---------------
EQUITIES -- 96.9%

AEROSPACE & DEFENSE -- 2.8%
Lockheed Martin Corp.                                                  65,965   $     3,390,601
United Technologies Corp.                                              42,730         4,049,522
                                                                                ---------------
                                                                                      7,440,123
                                                                                ---------------
AIR TRANSPORTATION -- 2.1%
Ryanair Holdings
  PLC Sponsored
  ADR (Ireland)*                                                       52,720         2,669,741
Southwest Airlines Co.                                                178,660         2,883,572
                                                                                ---------------
                                                                                      5,553,313
                                                                                ---------------
BANKING, SAVINGS & LOANS -- 6.6%
Capital One Financial Corp.                                            37,045         2,270,488
Citigroup, Inc.                                                       106,970         5,192,324
Mitsubishi Tokyo Financial
  Group, Inc.                                                             421         3,284,091
Northern Trust Corp.                                                   59,645         2,768,721
SLM Corp.                                                              67,170         2,530,966
UCBH Holdings, Inc.                                                    41,715         1,625,634
                                                                                ---------------
                                                                                     17,672,224
                                                                                ---------------
BROADCASTING, PUBLISHING & PRINTING -- 7.1%
British Sky Broadcasting
  Group PLC*                                                          216,357         2,722,811
Clear Channel
  Communications, Inc.                                                106,295         4,977,795
Comcast Corp.
  Special Cl. A*                                                      108,965         3,408,425
Time Warner, Inc.*                                                    435,890         7,841,661
                                                                                ---------------
                                                                                     18,950,692
                                                                                ---------------
COMMERCIAL SERVICES -- 4.4%
Block (H&R), Inc.                                                      60,500         3,349,885
Iron Mountain, Inc.*                                                   58,155         2,299,449
Manpower, Inc.                                                         69,285         3,261,938
Neurocrine
  Biosciences, Inc.*                                                   51,640         2,816,446
                                                                                ---------------
                                                                                     11,727,718
                                                                                ---------------
COMMUNICATIONS -- 2.9%
Ciena Corp.*                                                          125,730           834,847
Nokia Oyj Sponsored
  ADR (Finland)                                                       183,065         3,112,105
UTStarcom, Inc.*                                                       60,575         2,245,515
XM Satellite Radio
  Holdings, Inc. Cl. A*                                                54,940         1,448,218
                                                                                ---------------
                                                                                      7,640,685
                                                                                ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.1%
Cadence Design
  Systems, Inc.*                                                      164,920         2,965,262
                                                                                ---------------
COMPUTER RELATED SERVICES -- 1.3%
SAP AG                                                                 21,167   $     3,554,977
                                                                                ---------------
COMPUTERS & INFORMATION -- 4.2%
Cisco Systems, Inc.*                                                  382,455         9,289,832
EMC Corp.*                                                            160,520         2,073,918
                                                                                ---------------
                                                                                     11,363,750
                                                                                ---------------
CONTAINERS -- 1.2%
Ball Corp.                                                             53,485         3,186,101
                                                                                ---------------
COSMETICS & PERSONAL CARE -- 0.8%
Colgate-Palmolive Co.                                                  44,895         2,246,995
                                                                                ---------------
DATA PROCESSING & PREPARATION -- 0.8%
Fiserv, Inc.*                                                          55,495         2,192,607
                                                                                ---------------
DIVERSIFIED FINANCIAL -- 0.5%
Nomura Holdings, Inc.                                                  75,000         1,277,176
                                                                                ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 11.2%
Advanced Micro
  Devices, Inc.*                                                      193,145         2,877,860
Canon, Inc.                                                            53,000         2,467,762
Intel Corp.                                                           109,965         3,540,873
Intersil Corp. Cl. A                                                   34,985           869,377
Kla-Tencor Corp.*                                                      45,295         2,657,458
Maxim Integrated
  Products, Inc.                                                      188,230         9,373,854
Nvidia Corp.*                                                          89,240         2,074,830
Texas Instruments, Inc.                                               209,560         6,156,873
                                                                                ---------------
                                                                                     30,018,887
                                                                                ---------------
ENERGY -- 3.3%
BJ Services Co.*                                                       30,705         1,102,309
Kinder Morgan, Inc.                                                    47,345         2,798,089
Total SA Sponsored
  ADR (France)                                                         53,235         4,924,770
                                                                                ---------------
                                                                                      8,825,168
                                                                                ---------------
FOODS -- 1.0%
Sysco Corp.                                                            69,110         2,572,965
                                                                                ---------------
HEALTHCARE -- 1.5%
UnitedHealth Group, Inc.                                               68,835         4,004,820
                                                                                ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 2.6%
Harman
  International Industries                                             45,675         3,379,036
Lennar Corp.                                                           35,860         3,442,560
                                                                                ---------------
                                                                                      6,821,596
                                                                                ---------------
HOUSEHOLD PRODUCTS -- 1.2%
Corning, Inc.*                                                        298,595         3,114,346
                                                                                ---------------
INDUSTRIAL - DIVERSIFIED -- 3.3%
3M Co.                                                                 38,940   $     3,311,068
LVMH Moet Hennessy
  Louis Vuitton SA                                                     38,576         2,807,562
Tyco International Limited                                            103,345         2,738,643
                                                                                ---------------
                                                                                      8,857,273
                                                                                ---------------
INFORMATION RETRIEVAL SERVICES -- 2.8%
Yahoo!, Inc.*                                                         163,275         7,375,132
                                                                                ---------------
LODGING -- 2.4%
Four Seasons Hotels, Inc.                                              85,810         4,389,182
Starwood Hotels & Resorts
  Worldwide, Inc.                                                      59,510         2,140,575
                                                                                ---------------
                                                                                      6,529,757
                                                                                ---------------
MANUFACTURING -- 2.2%
Applied Materials, Inc.*                                              264,720         5,942,964
                                                                                ---------------
MEDICAL SUPPLIES -- 4.2%
Medtronic, Inc.                                                        98,080         4,767,669
Varian Medical
  Systems, Inc.*                                                       45,370         3,135,067
Zimmer Holdings, Inc.*                                                 48,740         3,431,296
                                                                                ---------------
                                                                                     11,334,032
                                                                                ---------------
PHARMACEUTICALS -- 9.5%
Alcon, Inc.                                                            69,240         4,191,790
Amgen, Inc.*                                                           79,560         4,916,808
Barr Laboratories, Inc.*                                                6,475           498,251
Celgene Corp.*                                                         36,195         1,629,499
Genentech, Inc.*                                                       26,790         2,506,740
Pfizer, Inc.                                                           60,955         2,153,540
Roche Holding AG                                                       47,377         4,778,881
SICOR, Inc.*                                                           49,735         1,352,792
Teva Pharmaceutical
  Sponsored ADR (Israel)                                               60,185         3,413,091
                                                                                ---------------
                                                                                     25,441,392
                                                                                ---------------
PREPACKAGED SOFTWARE -- 4.3%
BMC Software, Inc.*                                                   151,890         2,832,749
Check Point Software
  Technologies Limited*                                               126,140         2,121,675
Electronic Arts, Inc.*                                                 20,215           965,873
Intuit, Inc.*                                                          65,885         3,485,975
Veritas Software Corp.*                                                55,670         2,068,697
                                                                                ---------------
                                                                                     11,474,969
                                                                                ---------------
RETAIL -- 4.4%
Advance Auto Parts Corp.*                                              45,135         3,673,989
Marvel Enterprises, Inc.*                                              26,395           768,358
Staples, Inc.*                                                        139,560         3,809,988
Tiffany & Co.                                                          47,325         2,139,090

    The accompanying notes are an integral part of the financial statements.

                                                                 NUMBER OF          MARKET
                                                                  SHARES            VALUE
                                                              ---------------   ---------------
Walgreen Co.                                                           37,585   $     1,367,342
                                                                                ---------------
                                                                                     11,758,767
                                                                                ---------------
RETAIL - GROCERY -- 0.8%
Whole Foods Market, Inc.*                                              30,210         2,027,997
                                                                                ---------------
RETAIL - INTERNET -- 1.3%
Amazon.com, Inc.*                                                      68,195         3,589,785
                                                                                ---------------
TELEPHONE UTILITIES -- 1.1%
Nextel Partners, Inc. Cl. A*                                          211,550         2,845,348
                                                                                ---------------
TRANSPORTATION -- 4.0%
FedEx Corp.                                                            33,595         2,267,663
Robinson (C.H.)
  Worldwide, Inc.                                                      67,380         2,554,376
United Parcel
  Service, Inc. Cl. B                                                  57,305         4,272,088
Werner Enterprises, Inc.                                               88,545         1,725,742
                                                                                ---------------
                                                                                     10,819,869
                                                                                ---------------

TOTAL EQUITIES
(COST $220,640,766)                                                                 259,126,690
                                                                                ---------------

                                                                 PRINCIPAL
                                                                   AMOUNT
                                                              ---------------
SHORT-TERM INVESTMENTS -- 3.0%

REPURCHASE AGREEMENT
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                           $     8,093,595         8,093,595
                                                                                ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   8,093,595
                                                                                ---------------

TOTAL INVESTMENTS -- 99.9%
(COST $228,734,361)**                                                               267,220,285

OTHER ASSETS/
(LIABILITIES) -- 0.1%                                                                   162,063
                                                                                ---------------

NET ASSETS -- 100.0%                                                            $   267,382,348
                                                                                ===============

NOTES TO PORTFOLIO OF INVESTMENTS

  ADR - American Depository Receipt.
  *    Non-income producing security.
  **   Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $8,093,919. Collateralized by U.S. Government Agency obligation with a rate of 1.713%, maturity date 03/15/2032, and an aggregate market value, including accrued interest, of $8,499,490.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL AGGRESSIVE GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                         DECEMBER 31, 2003
                                                                                                         -----------------
ASSETS:
     Investments, at value (cost $220,640,766) (NOTE 2)                                                  $     259,126,690
     Short-term investments, at amortized cost (NOTE 2)                                                          8,093,595
                                                                                                         -----------------
         Total Investments                                                                                     267,220,285
     Cash                                                                                                            2,386
     Receivables from:
         Fund shares sold                                                                                          976,371
         Interest and dividends                                                                                    162,625
         Foreign taxes withheld                                                                                      1,591
                                                                                                         -----------------
            Total assets                                                                                       268,363,258
                                                                                                         -----------------
LIABILITIES:
     Payables for:
         Investments purchased                                                                                     457,502
         Fund shares repurchased                                                                                   235,622
         Directors' fees and expenses (NOTE 3)                                                                       4,950
         Affiliates (NOTE 3):
            Investment management fees                                                                             163,694
            Administration fees                                                                                     53,167
            Service fees                                                                                            38,952
            Distribution fees                                                                                          172
         Accrued expense and other liabilities                                                                      26,851
                                                                                                         -----------------
            Total liabilities                                                                                      980,910
                                                                                                         -----------------
         NET ASSETS                                                                                      $     267,382,348
                                                                                                         =================
NET ASSETS CONSIST OF:
         Paid-in capital                                                                                 $     345,927,044
         Accumulated net investment loss                                                                           (17,390)
         Accumulated net realized loss on investments and foreign currency translations                       (117,013,214)
         Net unrealized appreciation on investments, foreign currency and other assets and liabilities          38,485,908
                                                                                                         -----------------
                                                                                                         $     267,382,348
                                                                                                         =================
NET ASSETS:
         Class A                                                                                         $      65,012,386
                                                                                                         =================
         Class L                                                                                         $      76,120,103
                                                                                                         =================
         Class Y                                                                                         $      17,332,784
                                                                                                         =================
         Class S                                                                                         $     108,281,429
                                                                                                         =================
         Class N                                                                                         $         635,646
                                                                                                         =================
SHARES OUTSTANDING:
         Class A                                                                                                13,097,332
                                                                                                         =================
         Class L                                                                                                15,188,036
                                                                                                         =================
         Class Y                                                                                                 3,443,856
                                                                                                         =================
         Class S                                                                                                21,435,673
                                                                                                         =================
         Class N                                                                                                   129,186
                                                                                                         =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
         Class A                                                                                         $            4.96
                                                                                                         =================
         Class L                                                                                         $            5.01
                                                                                                         =================
         Class Y                                                                                         $            5.03
                                                                                                         =================
         Class S                                                                                         $            5.05
                                                                                                         =================
         Class N                                                                                         $            4.92
                                                                                                         =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                            YEAR ENDED
                                                                                                         DECEMBER 31, 2003
                                                                                                         -----------------
INVESTMENT INCOME (NOTE 2):
         Dividends (net of withholding tax of $24,483)                                                   $       1,163,501
         Interest (including securities lending income of $24,007)                                                 180,327
                                                                                                         -----------------
               Total investment income                                                                           1,343,828
                                                                                                         -----------------
EXPENSES (NOTE 2):
         Investment management fees (NOTE 3)                                                                     1,273,940
         Custody fees                                                                                               36,967
         Audit and legal fees                                                                                       20,884
         Trustee reporting                                                                                           8,196
         Shareholder reporting fees                                                                                  7,498
         Directors' fees (NOTE 3)                                                                                    3,859
                                                                                                         -----------------
                                                                                                                 1,351,344
         Administration fees (NOTE 3):
            Class A                                                                                                175,191
            Class L                                                                                                159,272
            Class Y                                                                                                 26,064
            Class S                                                                                                 60,264
            Class N                                                                                                    599
         Distribution fees (NOTE 3):
            Class N                                                                                                    380
         Service fees (NOTE 3):
            Class A                                                                                                127,171
            Class N                                                                                                    380
                                                                                                         -----------------
               Total expenses                                                                                    1,900,665
         Fees paid indirectly (NOTE 3)                                                                             (63,838)
                                                                                                         -----------------
               Net expenses                                                                                      1,836,827
                                                                                                         -----------------
               NET INVESTMENT LOSS                                                                                (492,999)
                                                                                                         -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
         Net realized gain (loss) on:
            Investment transactions                                                                              4,081,079
            Foreign currency transactions                                                                          (33,033)
                                                                                                         -----------------
               Net realized gain                                                                                 4,048,046
                                                                                                         -----------------
         Net change in unrealized appreciation (depreciation) on:
            Investments                                                                                         46,171,908
            Translation of assets and liabilities in foreign currencies                                                 60
                                                                                                         -----------------
               Net unrealized gain                                                                              46,171,968
                                                                                                         -----------------
               NET REALIZED AND UNREALIZED GAIN                                                                 50,220,014
                                                                                                         -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $      49,727,015
                                                                                                         =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED          YEAR ENDED
                                                                           DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                           -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                                   $        (492,999)   $        (366,569)
     Net realized gain (loss) on investment transactions and
       foreign currency transactions                                               4,048,046          (38,858,503)
     Net change in unrealized appreciation (depreciation) on investments
       and translation of assets and liabilities in foreign currencies            46,171,968           (8,575,238)
                                                                           -----------------    -----------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          49,727,015          (47,800,310)
                                                                           -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                      13,303,616           14,330,614
     Class L                                                                      31,970,738           14,031,479
     Class Y                                                                       3,434,464            1,811,578
     Class S                                                                      43,965,611           (9,533,050)
     Class N                                                                         493,542              101,000*
                                                                           -----------------    -----------------
         INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                  93,167,971           20,741,621
                                                                           -----------------    -----------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                                     142,894,986          (27,058,689)

NET ASSETS:
     Beginning of year                                                           124,487,362          151,546,051
                                                                           -----------------    -----------------
     End of year (including accumulated net investment loss of
       $17,390 and $5,519, respectively)                                   $     267,382,348    $     124,487,362
                                                                           =================    =================

  *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL AGGRESSIVE GROWTH FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                               12/31/03        12/31/02       12/31/01(b)        12/31/00^
                                                             -----------      ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      3.80      $     5.28      $      7.75      $      10.00
                                                             -----------      ----------      -----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.02)***       (0.02)***        (0.02)***          0.01***
  Net realized and unrealized gain (loss) on investments            1.18           (1.46)           (2.45)            (2.24)
                                                             -----------      ----------      -----------      ------------
     Total income (loss) from investment operations                 1.16           (1.48)           (2.47)            (2.23)
                                                             -----------      ----------      -----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                           -               -                -             (0.02)
  Tax return of capital                                                -               -                -             (0.00)++
                                                             -----------      ----------      -----------      ------------
     Total distributions                                               -               -                -             (0.02)
                                                             -----------      ----------      -----------      ------------
NET ASSET VALUE, END OF PERIOD                               $      4.96      $     3.80      $      5.28      $       7.75
                                                             ===========      ==========      ===========      ============
TOTAL RETURN(a)                                                    30.53%         (28.03)%         (31.87)%          (22.32)% **

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $    65,012      $   37,203      $    34,747      $     32,257
  Ratio of expenses to average daily net assets:
    Before expense waiver                                           1.37%           1.37%            1.36%             1.35%*
    After expense waiver#                                           1.33%(c)        1.34%(c)         1.35%              N/A
  Net investment income (loss) to average daily net assets         (0.56)%         (0.56)%          (0.33)%            0.14%*
  Portfolio turnover rate                                             93%            112%             112%               48%**

                                                                                        CLASS L
                                                                                        -------
                                                             YEAR ENDED       YEAR ENDED      YEAR ENDED        PERIOD ENDED
                                                              12/31/03        12/31/02        12/31/01(b)        12/31/00^
                                                             -----------      ----------      -----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      3.82      $     5.31      $      7.77       $      10.00
                                                             -----------      ----------      -----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.01)***       (0.01)***        (0.00)***+          0.03***
  Net realized and unrealized gain (loss) on investments            1.20           (1.48)           (2.46)             (2.24)
                                                             -----------      ----------      -----------       ------------
     Total income (loss) from investment operations                 1.19           (1.49)           (2.46)             (2.21)
                                                             -----------      ----------      -----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                           -               -                -              (0.02)
  Tax return of capital                                                -               -                -              (0.00)++
                                                             -----------      ----------      -----------       ------------
     Total distributions                                               -               -                -              (0.02)
                                                             -----------      ----------      -----------       ------------
NET ASSET VALUE, END OF PERIOD                               $      5.01      $     3.82      $      5.31       $       7.77
                                                             ===========      ==========      ===========       ============
TOTAL RETURN(a)                                                    31.15%         (28.06)%         (31.66)%           (22.10)% **
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $    76,120      $   31,012      $    27,980       $     21,017
  Ratio of expenses to average daily net assets:
    Before expense waiver                                           1.12%           1.12%            1.11%              1.12%*
    After expense waiver#                                           1.08%(c)        1.09%(c)         1.10%               N/A
  Net investment income (loss) to average daily net assets         (0.32)%         (0.31)%          (0.08)%             0.43%*
  Portfolio turnover rate                                             93%            112%             112%                48%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ++   TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS AN INCREASE TO NET INVESTMENT LOSS PER SHARE OF LESS THAN $0.01, A DECREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF LESS THAN $0.01 AND AN INCREASE IN THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION. (c) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED       PERIOD ENDED
                                                              12/31/03       12/31/02      12/31/01(b)       12/31/00^
                                                             ----------     ----------     -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     3.83     $     5.31     $      7.77      $      10.00
                                                             ----------     ----------     -----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    (0.01)***      (0.01)***       (0.00)***+         0.03***
  Net realized and unrealized gain (loss) on investments           1.21          (1.47)          (2.46)            (2.24)
                                                             ----------     ----------     -----------      ------------
         Total income (loss) from investment operations            1.20          (1.48)          (2.46)            (2.21)
                                                             ----------     ----------     -----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                          -              -               -             (0.02)
  Tax return of capital                                               -              -               -             (0.00)++
                                                             ----------     ----------     -----------      ------------
         Total distributions                                          -              -               -             (0.02)
                                                             ----------     ----------     -----------      ------------
NET ASSET VALUE, END OF PERIOD                               $     5.03     $     3.83     $      5.31      $       7.77
                                                             ==========     ==========     ===========      ============
TOTAL RETURN(a)                                                   31.33%        (27.87)%        (31.66)%          (22.06)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $   17,333     $   10,145     $    12,095      $      2,295
  Ratio of expenses to average daily net assets:
     Before expense waiver                                         0.97%          0.97%           0.96%             0.95%*
     After expense waiver#                                         0.93%(c)       0.94%(c)        0.94%              N/A
  Net investment income (loss) to average daily net assets        (0.16)%        (0.16)%         (0.02)%            0.52%*
  Portfolio turnover rate                                            93%           112%            112%               48%**

                                                                                       CLASS S
                                                                                       -------
                                                             YEAR ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                                              12/31/03        12/31/02      12/31/01(b)       12/31/00^
                                                             ----------      ----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     3.84      $     5.32     $      7.77     $      10.00
                                                             ----------      ----------     -----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    (0.00)***+      (0.01)***        0.01***          0.04***
  Net realized and unrealized gain (loss) on investments           1.21           (1.47)          (2.46)           (2.24)
                                                             ----------      ----------     -----------     ------------
         Total income (loss) from investment operations            1.21           (1.48)          (2.45)           (2.20)
                                                             ----------      ----------     -----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                          -               -               -            (0.03)
  Tax return of capital                                               -               -               -            (0.00)++
                                                             ----------      ----------     -----------     ------------
         Total distributions                                          -               -               -            (0.03)
                                                             ----------      ----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                               $     5.05      $     3.84     $      5.32     $       7.77
                                                             ==========      ==========     ===========     ============
TOTAL RETURN(a)                                                   31.51%         (27.82)%        (31.53)%         (22.05)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $  108,281      $   46,026     $    76,724     $     75,412
  Ratio of expenses to average daily net assets:
      Before expense waiver                                        0.87%           0.87%           0.86%            0.87%*
      After expense waiver#                                        0.83%(c)        0.84%(c)        0.85%             N/A
  Net investment income (loss) to average daily net assets        (0.06)%         (0.07)%          0.17%            0.70%*
  Portfolio turnover rate                                            93%            112%            112%              48%**

                                                                      CLASS N
                                                                      -------
                                                             YEAR ENDED     PERIOD ENDED
                                                              12/31/03       12/31/02^^
                                                             ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     3.77     $       3.77
                                                             ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    (0.04)***         0.00***+
  Net realized and unrealized gain (loss) on investments           1.19            (0.00)+
                                                             ----------     ------------
         Total income (loss) from investment operations            1.15             0.00
                                                             ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                          -                -
  Tax return of capital                                               -                -
                                                             ----------     ------------
         Total distributions                                          -                -
                                                             ----------     ------------
NET ASSET VALUE, END OF PERIOD                               $     4.92     $       3.77
                                                             ==========     ============
TOTAL RETURN(a)                                                   30.50%(d)            -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $      636     $        101
  Ratio of expenses to average daily net assets:
      Before expense waiver                                        1.68%               -@
      After expense waiver#                                        1.64%(c)            -@
  Net investment income (loss) to average daily net assets        (0.91)%              -@
  Portfolio turnover rate                                            93%             112%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + NET INVESTMENT INCOME (LOSS) AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ++   TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS AN INCREASE TO NET INVESTMENT LOSS PER SHARE OF LESS THAN $0.01, A DECREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF LESS THAN $0.01 AND AN INCREASE IN THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
  (c) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (d) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OTC 100 FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital through performance that
MASSMUTUAL OTC 100             closely tracks that of the NASDAQ 100 Index by
FUND?                          investing at least 80% of its assets in a
                               portfolio of equity securities mirroring the sector and stock weightings of the Index.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM IN 2003?               Fund's Class S shares returned 48.83%, nearly in
                               line with the 49.12% return of the NASDAQ 100
                               Index.

                               The NASDAQ 100 Index represents 100 of the largest non-financial U.S. and non-U.S. companies listed on the National Tier of the NASDAQ stock market. It is a modified capitalization-weighted index that is designed to limit domination by a few large stocks while generally retaining the ranking of companies by capitalization.

WHAT WAS THE INVESTMENT        Improving fundamentals throughout the year
BACKDROP DURING                provided an attractive backdrop for equity market
THE PERIOD?                    advances. The NASDAQ Index was up 8.6% for the
                               third quarter, led by the continued strength in the technology sector. For the same reason, during the fourth quarter, the NASDAQ Index advanced 13.4%. At year-end, technology represented just over 60% of the Index.

                               Throughout 2003, the economic landscape showed signs of improvement, as evidenced in the continual upward revisions to the all-important Gross Domestic Product (GDP) figures. Most recently, GDP growth has been estimated at an annualized rate of 8.2%. During the second half of the year, investment by corporate America began picking up in earnest. While business spending was well in the single-digit category during the first half of the year, the third and fourth quarters' spending levels increased sharply to mid-teen levels, with significant increases experienced in technology spending. The year concluded with robust corporate earnings, as evidenced by the near-record estimate of the S&P 500's 2004 operating earnings at $62 per share. The equity markets continued to enjoy the Federal Reserve's stimulative stance on monetary policy throughout the year.

WHAT FACTORS CONTRIBUTED       During the third quarter, sector performance was
TO THE FUND'S                  led by information technology and consumer
PERFORMANCE?                   discretionary. The worst-performing sector during
                               the period was energy. In the fourth quarter, sector performance was led by information technology and telecommunications services. The greatest detractor during the period was health care. Telecommunication services was the sector leader for the year, advancing 143%; information technology was second, with an impressive 52.2% return.

WHAT IS YOUR OUTLOOK?          Improvement in business performance this cycle,
                               especially corporate profitability, should support further, if more modest, gains in 2004. A stronger cyclical recovery and a potential higher secular growth rate are not fully discounted in equity markets. The state of the business cycle, the end of the bear market, and the economy's remarkable resilience and productivity argue that 2004 will be a favorable year for equity investors. Unquestionably, risk exists -- particularly, exogenous threats like terrorism -- but markets adjust to these risks and take them into account. In such instances, they do not ordinarily cause volatility; only when unforeseen events happen does the market respond, in either a positive or negative direction.

                             MASSMUTUAL OTC 100 FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Microsoft Corp.
Intel Corp.
Cisco Systems, Inc.
Qualcomm, Inc.
Nextel Communications, Inc. Cl. A
Amgen, Inc.
Dell, Inc.
Comcast Corp. Cl. A
eBay, Inc.
Oracle Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual OTC 100 Fund Class S, Class A, Class Y, Class L and the NASDAQ 100 Index

MASSMUTUAL OTC 100 FUND
TOTAL RETURN

                                                      SINCE INCEPTION
                                    ONE YEAR          AVERAGE ANNUAL
                                1/1/03 - 12/31/03    5/1/00 - 12/31/03
Class S                               48.83%              -23.11%
Class A                               47.83%              -23.50%
Class Y                               48.63%              -23.22%
Class L                               48.43%              -23.33%
----------------------------------------------------------------------
NASDAQ 100 Index                      49.12%              -22.70%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                          CLASS S    CLASS A    CLASS Y  CLASS L     NASDAQ 100 INDEX
5/1/2000                  $ 10,000   $ 10,000   $ 10,000 $ 10,000        $ 10,000
 12/2000                  $  6,100   $  6,090   $  6,100 $  6,090        $  6,207
 12/2001                  $  4,110   $  4,080   $  4,110 $  4,100        $  4,186
 12/2002                  $  2,560   $  2,530   $  2,550 $  2,540        $  2,609
 12/2003                  $  3,810   $  3,740   $  3,790 $  3,770        $  3,890

Hypothetical Investments in MassMutual OTC 100 Fund Class N, Class N (CDSC fees deducted) and the NASDAQ 100 Index

MASSMUTUAL OTC 100 FUND
TOTAL RETURN

                                                      SINCE INCEPTION
                                    ONE YEAR          AVERAGE ANNUAL
                                1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                               47.22%               46.49%
Class N (CDSC fees deducted)          46.22%               45.49%
------------------------------------------------------------------------
NASDAQ 100 Index                      49.12%               48.30%

[CHART]

                     CLASS N    CLASS N (CDSC FEES DEDUCTED)    NASDAQ 100 INDEX
12/31/2002           $ 10,000             $ 10,000                  $ 10,000
    6/2003           $ 12,055             $ 11,955                  $ 11,009
   12/2003           $ 14,664             $ 14,564                  $ 14,846

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE NASDAQ 100 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL OTC 100 FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
EQUITIES -- 99.0%

ADVERTISING -- 0.3%
Lamar Advertising Co.*                                       5,243   $       195,669
                                                                     ---------------
AIR TRANSPORTATION -- 0.3%
Ryanair Holdings PLC
  Sponsored ADR
  (Ireland)*                                                 3,823           193,597
                                                                     ---------------
APPAREL, TEXTILES & SHOES -- 0.3%
Ross Stores, Inc.                                            9,383           247,993
                                                                     ---------------
AUTOMOTIVE & PARTS -- 0.9%
Paccar, Inc.                                                 8,231           700,623
                                                                     ---------------
BROADCASTING, PUBLISHING & PRINTING -- 4.6%
Comcast Corp. Cl. A*                                        59,788         1,965,232
InterActive Corp.*                                          46,486         1,577,270
                                                                     ---------------
                                                                           3,542,502
                                                                     ---------------
COMMERCIAL SERVICES -- 6.1%
Apollo Group, Inc. Cl. A*                                   11,224           763,232
Career Education Corp.*                                      6,411           256,889
Cintas Corp.                                                12,895           646,426
eBay, Inc.*                                                 30,321         1,958,433
Fastenal Co.                                                 4,565           227,976
Paychex, Inc.                                               22,511           837,409
                                                                     ---------------
                                                                           4,690,365
                                                                     ---------------
COMMUNICATIONS -- 10.1%
EchoStar Communications
  Corp. Cl. A*                                              15,991           543,694
Juniper Networks, Inc.*                                     16,099           300,729
Network Appliance, Inc.*                                    22,709           466,216
Nextel Communications,
  Inc. Cl. A*                                               86,228         2,419,558
PanAmSat Corp.*                                             12,732           274,502
Qualcomm, Inc.                                              60,728         3,275,061
Research In Motion
  Limited*                                                   4,967           331,945
Tellabs, Inc.*                                              14,966           126,163
                                                                     ---------------
                                                                           7,737,868
                                                                     ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.9%
Sun Microsystems, Inc.*                                     89,434           401,559
Synopsys, Inc.*                                              9,043           305,292
                                                                     ---------------
                                                                             706,851
                                                                     ---------------
COMPUTER PROGRAMMING SERVICES -- 0.7%
Mercury
  Interactive Corp.*                                         6,032           293,396
VeriSign, Inc.*                                             14,331           233,595
                                                                     ---------------
                                                                             526,991
                                                                     ---------------
COMPUTERS & INFORMATION -- 9.6%
Apple Computer, Inc.*                                       32,191   $       687,922
CDW Corp.                                                    5,448           314,676
Cisco Systems, Inc.*                                       155,217         3,770,221
Comverse
  Technology, Inc.*                                         12,570           221,106
Dell, Inc.*                                                 59,357         2,015,764
Sandisk Corp.*                                               4,594           280,877
                                                                     ---------------
                                                                           7,290,566
                                                                     ---------------
CONTAINERS -- 0.4%
Smurfit-Stone
  Container Corp.                                           15,266           283,490
                                                                     ---------------
DATA PROCESSING & PREPARATION -- 0.8%
Fiserv, Inc.*                                               15,258           602,844
                                                                     ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 19.5%
Altera Corp.*                                               33,525           761,017
American Power
  Conversion Corp.                                          12,560           307,092
ATI Technologies, Inc.*                                     15,106           228,403
Broadcom Corp. Cl. A*                                       13,504           460,351
Flextronics International
  Limited*                                                  36,017           534,492
Garmin Limited                                               6,308           343,660
Gentex Corp.                                                 5,026           221,948
Intel Corp.                                                143,950         4,635,190
Intersil Corp. Cl. A                                         8,827           219,351
JDS Uniphase Corp.*                                        102,230           373,139
Kla-Tencor Corp.*                                           14,850           871,250
Linear Technology Corp.                                     26,278         1,105,515
Marvell Technology
  Group Limited*                                             7,615           288,837
Maxim Integrated
  Products, Inc.                                            28,978         1,443,104
Microchip
  Technology, Inc.                                          10,853           362,056
Molex, Inc.                                                  6,208           216,597
Novellus Systems, Inc.*                                      9,772           410,913
Nvidia Corp.*                                               11,031           256,471
Qlogic Corp.*                                                6,061           312,748
Sanmina-SCI Corp.*                                          34,753           438,235
Xilinx, Inc.*                                               28,581         1,107,228
                                                                     ---------------
                                                                          14,897,597
                                                                     ---------------
ENERGY -- 0.2%
Patterson-UTI
  Energy, Inc.*                                              5,258           173,093
                                                                     ---------------
FOODS -- 1.5%
Starbucks Corp.*                                            34,449         1,138,884
                                                                     ---------------
HEALTHCARE -- 1.1%
Express Scripts, Inc.*                                       4,411   $       293,023
First Health
  Group Corp.*                                               6,168           120,029
Lincare Holdings, Inc.*                                      5,969           179,249
Patterson Dental Co.*                                        4,118           264,211
                                                                     ---------------
                                                                             856,512
                                                                     ---------------
INFORMATION RETRIEVAL SERVICES -- 1.2%
Yahoo!, Inc.*                                               19,909           899,290
                                                                     ---------------
INTERNET CONTENT -- 0.4%
BEA Systems, Inc.*                                          23,540           289,542
                                                                     ---------------
MANUFACTURING -- 2.0%
Applied Materials, Inc.*                                    54,130         1,215,219
Lam Research Corp.*                                          8,480           273,904
                                                                     ---------------
                                                                           1,489,123
                                                                     ---------------
MEDICAL SUPPLIES -- 1.3%
Biomet, Inc.                                                21,666           788,859
Dentsply
  International, Inc.                                        4,782           216,003
                                                                     ---------------
                                                                           1,004,862
                                                                     ---------------
MISCELLANEOUS -- 1.5%
Nasdaq-100 Index
  Tracking Stock                                            32,100         1,169,082
                                                                     ---------------
PHARMACEUTICALS -- 10.5%
Amgen, Inc.*                                                37,838         2,338,388
Biogen Idec, Inc.*                                          23,833           876,578
Cephalon, Inc.*                                              3,206           155,202
Chiron Corp.*                                               16,523           941,646
Genzyme Corp.*                                              17,684           872,529
Gilead Sciences, Inc.*                                      12,551           729,715
Henry Schein, Inc.*                                          2,555           172,667
Invitrogen Corp.*                                            3,022           211,540
Medimmune, Inc.*                                            16,671           423,443
Millennium
  Pharmaceuticals, Inc.*                                    20,792           388,187
Sigma-Aldrich Corp.                                          4,191           239,641
Teva Pharmaceutical
  Sponsored ADR (Israel)                                    12,110           686,758
                                                                     ---------------
                                                                           8,036,294
                                                                     ---------------
PREPACKAGED SOFTWARE -- 18.9%
Adobe Systems, Inc.                                         14,433           567,217
Check Point Software
  Technologies Limited*                                     15,288           257,144
Citrix Systems, Inc.*                                       12,271           260,268
Compuware Corp.*                                            14,909            90,050
Electronic Arts, Inc.*                                      18,904           903,233

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
Intuit, Inc.*                                               15,736   $       832,592
Microsoft Corp.                                            234,194         6,449,703
Oracle Corp.*                                              137,154         1,810,433
Peoplesoft, Inc.*                                           33,341           760,175
Pixar, Inc.*                                                 3,500           242,515
Siebel Systems, Inc.*                                       36,555           507,018
Symantec Corp.*                                             20,273           702,459
Veritas Software Corp.*                                     27,505         1,022,086
                                                                     ---------------
                                                                          14,404,893
                                                                     ---------------
RETAIL -- 3.5%
Bed Bath &
  Beyond, Inc.*                                             25,061         1,086,394
Costco Wholesale Corp.*                                     15,174           564,169
Dollar Tree Stores, Inc.*                                    6,967           209,428
Petsmart, Inc.                                               8,904           211,915
Staples, Inc.*                                              20,932           571,444
                                                                     ---------------
                                                                           2,643,350
                                                                     ---------------
RETAIL - GROCERY -- 0.3%
Whole Foods
  Market, Inc.*                                              3,708           248,918
                                                                     ---------------
RETAIL - INTERNET -- 1.2%
Amazon.com, Inc.*                                           16,759           882,194
                                                                     ---------------
TELEPHONE UTILITIES -- 0.3%
Level 3
  Communications, Inc.*                                     42,082           239,867
                                                                     ---------------
TRANSPORTATION -- 0.6%
Expeditors International
  of Washington, Inc.                                        6,487           244,300
Robinson (C.H.)
  Worldwide, Inc.                                            5,253           199,141
                                                                     ---------------
                                                                             443,441
                                                                     ---------------
TOTAL EQUITIES
(COST $62,816,451)                                                        75,536,301
                                                                     ---------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                     -------------
SHORT-TERM INVESTMENTS -- 13.3%

CASH EQUIVALENTS -- 12.8%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                  $      26,391            26,391
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                        139,445           139,445
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                        418,336           418,336

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     -------------   ---------------
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                  $     104,584   $       104,584
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                        104,584           104,584
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                        348,613           348,613
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                        139,445           139,445
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                        697,226           697,226
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                         69,723            69,723
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                        278,890           278,890
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                         69,723            69,723
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                        718,143           718,143
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                        383,474           383,474
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                        209,168           209,168
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                        348,613           348,613
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                        278,316           278,316
General Electric
  Capital Corp.
  1.092% 01/05/2004                                        347,980           347,980
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                              139,445           139,445
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                         76,695            76,695
Merrill Lynch Premier
  Institutional Money
  Market Fund                                              479,700           479,700
Merrimac Money
  Market Fund                                        $   1,157,395   $     1,157,395
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                        362,558           362,558
National Bank
  of Commerce
  Bank Note
  1.120% 05/19/2004                                        174,307           174,307
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                        174,307           174,307
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                        139,445           139,445
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                        348,613           348,613
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                        174,307           174,307
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                        209,168           209,168
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                        174,307           174,307
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                        174,307           174,307
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                        348,613           348,613
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                         69,723            69,723
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                        836,674           836,674
                                                                     ---------------
                                                                           9,722,218
                                                                     ---------------
REPURCHASE AGREEMENT -- 0.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                         94,633            94,633
                                                                     ---------------
U.S. TREASURY BILLS -- 0.4%
U.S. Treasury Bill***
  0.850% 01/22/2004                                         60,000            59,970
U.S. Treasury Bill***
  0.892% 01/22/2004                                        185,000           184,904

    The accompanying notes are an integral part of the financial statements.

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     -------------   ---------------
U.S. Treasury Bill***
  0.905% 01/22/2004                                  $      60,000   $        59,968
                                                                     ---------------
                                                                             304,842
                                                                     ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                       10,121,693
                                                                     ---------------

TOTAL INVESTMENTS -- 112.3%
(COST $72,938,144)****                                                    85,657,994

OTHER ASSETS/
(LIABILITIES) -- (12.3%)                                                  (9,399,374)
                                                                     ---------------

NET ASSETS -- 100.0%                                                 $    76,258,620
                                                                     ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** This security is held as collateral for open futures contracts. (NOTE 2). ****Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $94,637. Collateralized by
     U.S. Government Agency obligation with a rate of 5.625%, maturity date of 12/20/2025, and an aggregate market value, including accrued interest, of $99,365.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OTC 100 FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                    DECEMBER 31, 2003
                                                                    -----------------
ASSETS:
        Investments, at value (cost $62,816,451) (NOTE 2)           $      75,536,301
        Short-term investments, at amortized cost (NOTE 2)                 10,121,693
                                                                    -----------------
            Total Investments (including securities on loan with
              market values of $9,407,387)                                 85,657,994
        Cash                                                                    1,058
        Receivables from:
            Investments sold                                                   16,076
            Fund shares sold                                                  688,033
            Interest and dividends                                             13,269
                                                                    -----------------
                 Total assets                                              86,376,430
                                                                    -----------------
LIABILITIES:
        Payables for:
            Investments purchased                                             119,727
            Fund shares repurchased                                           185,477
            Variation margin on open futures contracts (NOTE 2)                 1,656
            Securities on loan (NOTE 2)                                     9,722,218
            Directors' fees and expenses (NOTE 3)                               2,024
            Affiliates (NOTE 3):
                 Investment management fees                                    10,241
                 Administration fees                                           36,057
                 Service fees                                                  18,226
                 Distribution fees                                                 90
        Accrued expense and other liabilities                                  22,094
                                                                    -----------------
                 Total liabilities                                         10,117,810
                                                                    -----------------
        NET ASSETS                                                  $      76,258,620
                                                                    =================
NET ASSETS CONSIST OF:
        Paid-in capital                                             $     101,819,496
        Accumulated net investment loss                                        (1,704)
        Accumulated net realized loss on investments and futures
          contracts                                                       (38,284,310)
        Net unrealized appreciation on investments and futures
          contracts                                                        12,725,138
                                                                    -----------------
                                                                    $      76,258,620
                                                                    =================
NET ASSETS:
        CLASS A                                                     $      30,349,451
                                                                    =================
        CLASS L                                                     $      15,508,041
                                                                    =================
        CLASS Y                                                     $       3,826,830
                                                                    =================
        CLASS S                                                     $      26,423,822
                                                                    =================
        CLASS N                                                     $         150,476
                                                                    =================
SHARES OUTSTANDING:
        CLASS A                                                             8,120,573
                                                                    =================
        CLASS L                                                             4,114,185
                                                                    =================
        CLASS Y                                                             1,009,985
                                                                    =================
        CLASS S                                                             6,937,418
                                                                    =================
        CLASS N                                                                40,550
                                                                    =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        CLASS A                                                     $            3.74
                                                                    =================
        CLASS L                                                     $            3.77
                                                                    =================
        CLASS Y                                                     $            3.79
                                                                    =================
        CLASS S                                                     $            3.81
                                                                    =================
        CLASS N                                                     $            3.71
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                       YEAR ENDED
                                                                    DECEMBER 31, 2003
                                                                    -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $413)                  $         120,171
        Interest (including securities lending income of $7,733)               12,900
                                                                    -----------------
                 Total investment income                                      133,071
                                                                    -----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                    74,943
        Custody fees                                                           39,639
        Audit and legal fees                                                   20,508
        Shareholder reporting fees                                              2,053
        Directors' fees (NOTE 3)                                                1,097
        Trustee reporting                                                       8,196
                                                                    -----------------
                                                                              146,436
        Administration fees (NOTE 3):
            Class A                                                           126,349
            Class L                                                            65,287
            Class Y                                                            11,072
            Class S                                                            62,948
            Class N                                                               833
        Distribution fees (NOTE 3):
            Class N                                                               309
        Service fees (NOTE 3):
            Class A                                                            50,588
            Class N                                                               309
                                                                    -----------------
                 Total expenses                                               464,131
        Expenses waived (NOTE 3)                                              (21,632)
                                                                    -----------------
                 Net expenses                                                 442,499
                                                                    -----------------
                 NET INVESTMENT LOSS                                         (309,428)
                                                                    -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investment transactions                                        (2,460,912)
            Closed futures contracts                                          117,357
                                                                    -----------------
                 Net realized loss                                         (2,343,555)
                                                                    -----------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                    20,921,245
            Open futures contracts                                             21,309
                                                                    -----------------
                 Net unrealized gain                                       20,942,554
                                                                    -----------------
                 NET REALIZED AND UNREALIZED GAIN                          18,598,999
                                                                    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      18,289,571
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED          YEAR ENDED
                                                                    DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                         $        (309,428)  $        (216,874)
        Net realized loss on investment transactions and futures
          contracts                                                        (2,343,555)        (26,837,315)
        Net change in unrealized appreciation (depreciation) on
          investments and futures contracts                                20,942,554           9,828,779
                                                                    -----------------   -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
              OPERATIONS                                                   18,289,571         (17,225,410)
                                                                    -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                            11,184,157           5,052,375
        Class L                                                             5,124,334           1,794,863
        Class Y                                                             1,961,871             825,591
        Class S                                                            13,354,675          (4,855,345)
        Class N                                                                 2,268             101,000*
                                                                    -----------------   -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE
              TRANSACTIONS                                                 31,627,305           2,918,484
                                                                    -----------------   -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                            49,916,876         (14,306,926)

NET ASSETS:
        Beginning of year                                                  26,341,744          40,648,670
                                                                    -----------------   -----------------
        End of year (including accumulated net investment loss of
           $1,704 and $1,323, respectively)                         $      76,258,620   $      26,341,744
                                                                    =================   =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OTC 100 FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01       12/31/00^
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     2.53     $     4.08     $     6.08     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.03)***      (0.03)***      (0.04)***        (0.05)***
  Net realized and unrealized gain (loss) on investments             1.24          (1.52)         (1.96)           (3.87)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment operations                1.21          (1.55)         (2.00)           (3.92)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     3.74     $     2.53     $     4.08     $       6.08
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     47.83%        (37.99)%       (33.00)%         (39.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   30,349     $   11,644     $   12,472     $      4,411
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.17%          1.18%          1.11%            1.11%*
     After expense waiver#                                           1.12%          1.04%          1.07%             N/A
  Net investment loss to average daily net assets                   (0.86)%        (0.90)%        (0.90)%          (0.91)%*
  Portfolio turnover rate                                              66%            65%            45%              30%**

                                                                                       CLASS L
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01       12/31/00^
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     2.54     $     4.10     $     6.09     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.02)***      (0.02)***      (0.03)***        (0.04)***
  Net realized and unrealized gain (loss) on investments             1.25          (1.54)         (1.96)           (3.87)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment operations                1.23          (1.56)         (1.99)           (3.91)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     3.77     $     2.54     $     4.10     $       6.09
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     48.43%        (38.05)%       (32.68)%         (39.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   15,508     $    6,389     $    8,225     $      2,360
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           0.91%          0.93%          0.86%            0.86%*
     After expense waiver#                                           0.87%          0.79%          0.82%             N/A
  Net investment loss to average daily net assets                   (0.61)%        (0.65)%        (0.65)%          (0.65)%*
  Portfolio turnover rate                                              66%            65%            45%              30%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ^ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01       12/31/00+
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     2.54     $     4.11     $     6.10     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.01)***      (0.01)***      (0.02)***        (0.03)***
  Net realized and unrealized gain (loss)
     on investments                                                  1.26          (1.56)         (1.97)           (3.87)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                                  1.25          (1.57)         (1.99)           (3.90)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     3.79     $     2.54     $     4.11     $       6.10
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     48.63%        (37.96)%       (32.62)%         (39.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $    3,827     $      998     $      350     $        121
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           0.77%          0.78%          0.71%            0.80%*
     After expense waiver#                                           0.73%          0.64%          0.67%             N/A
  Net investment loss to average daily net assets                   (0.45)%        (0.50)%        (0.50)%          (0.54)%*
  Portfolio turnover rate                                              66%            65%            45%              30%**

                                                                                       CLASS S
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01        12/31/00^
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     2.56     $     4.12     $     6.10     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.01)***      (0.01)***      (0.02)***        (0.02)***
  Net realized and unrealized gain (loss)
     on investments                                                  1.26          (1.55)         (1.96)           (3.88)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                                  1.25          (1.56)         (1.98)           (3.90)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     3.81     $     2.56     $     4.12     $       6.10
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     48.83%        (37.71)%       (32.62)%         (39.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   26,424     $    7,211     $   19,602     $     20,466
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           0.67%          0.68%          0.62%            0.69%*
     After expense waiver#                                           0.63%          0.54%          0.58%             N/A
  Net investment loss to average daily net assets                   (0.36)%        (0.41)%        (0.39)%          (0.39)%*
  Portfolio turnover rate                                              66%            65%            45%              30%**

                                                                         CLASS N
                                                                         --------
                                                               YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02^^
                                                               ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     2.52     $       2.53
                                                               ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.04)***         (0.0)***+
  Net realized and unrealized gain (loss)
     on investments                                                  1.23            (0.01)
                                                               ----------     ------------
       Total income (loss) from investment
         operations                                                  1.19            (0.01)
                                                               ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     3.71     $       2.52
                                                               ==========     ============
TOTAL RETURN(a)                                                     47.22%(b)            -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $      150     $        100
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.46%               -@
     After expense waiver#                                           1.42%               -@
  Net investment loss to average daily net assets                   (1.15)%              -@
  Portfolio turnover rate                                              66%              65%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital by investing in a concentrated
MASSMUTUAL FOCUSED             portfolio of small and mid-sized companies
VALUE FUND?                    (companies with market capitalizations, at the
                               time of purchase, of $1 billion to $10 billion), using a value-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 45.94%, slightly
                               outpacing the 45.51% return of the Russell 2500
                               Index, a broadly based, unmanaged index of 2500 medium- and small capitalization common stocks.

WHAT FACTORS CONTRIBUTED       During the third quarter, Starwood Hotels &
TO THE FUND'S                  Resorts, Sovereign Bancorp Inc., and Tiffany &
PERFORMANCE?                   Co. had a positive impact on performance.
                               Sovereign Bancorp reported second quarter earnings well above the previous one-year period and better than market expectations. Tiffany &
                               Co. experienced an impressive quarter because the company reported Earnings Per Share (EPS) up from the prior year and ahead of market consensus.
                               Conversely, Costco Wholesale Corporation, Liberty
                               Media Corporation and Duke Energy Corporation negatively impacted performance during the three months ending September 30. The market reacted negatively to Costco's news of lowered earnings guidance resulting from decreasing margins and inflating costs. Liberty Media Corporation reached a settlement with AT&T on carriage rates, which was negatively interpreted by the market
                               (although we do not share the sentiment).
                               Finally, while Duke Energy continued to
                               strengthen its financials through the sale of non-core assets, concern over demand trends in its regulated businesses, the pace of the improvement in its balance sheet and cash flows, combined with volatile interest rates for the quarter, all seemed to cause weakness in the price of Duke's stock.

                               In the fourth quarter, The Gap, Sovereign
                               Bancorp, and Cablevision Systems Corporation were all contributors to performance. The Gap continued to make solid progress in its turnaround, making it the top performer for the period. Sovereign Bank also performed well, as the company continued to experience solid earnings growth and an improvement in asset quality. Consolidation in this tier of mid-sized banks also contributed to a higher stock price. Cablevision's stock rose as company fundamental improvements, combined with increased rollout of digital services and further High Speed Data
                               (HSD) penetration, increased the company's attractiveness. There were no detractors from performance during the fourth quarter.

HOW IS THE FUND                During the third quarter, we initiated a position
INVESTED - AND DID YOU         in the Pepsi Bottling Group. We eliminated Best
MAKE ANY NOTEWORTHY            Buy, Inc. from the portfolio due to valuation.
CHANGES TO THE PORTFOLIO?      During the fourth quarter, we initiated positions
                               in First Data Corporation and Time Warner Inc. On the other hand, we ultimately eliminated our position in Duke Energy Corporation because of the availability of more attractive investment alternatives. At year end, the Fund held 21 securities across a variety of industries.

WHAT IS YOUR OUTLOOK?          From our perspective, the opportunity today for
                               value investors is to own some of the strongest businesses, in particular those whose stock prices have stumbled to meaningful discounts to intrinsic value. Today's valuations are generally higher than those we found a few years ago, but the environment is quite different and the bargains appear to be compelling over a multi-year investment horizon. It's worth noting that our average portfolio holding now produces higher operating margins and higher returns on equity than the average stock, a significant quality upgrade since the late 1990s. Yet our average stock still trades at a significant discount to the market and well below intrinsic value. We believe this combination offers good odds that our portfolios can generate attractive investment returns over the next few years.

                          MASSMUTUAL FOCUSED VALUE FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Liberty Media Corp. Cl. A
The Pepsi Bottling Group, Inc.
Sovereign Bancorp, Inc.
Cablevision Systems Corp. Cl. A
The Gap, Inc.
Carnival Corp.
Yum! Brands, Inc.
Guidant Corp.
Costco Wholesale Corp.
Waste Management, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Focused Value Fund Class S, Class A, Class Y, Class L and the Russell 2500 Index

MASSMUTUAL FOCUSED VALUE FUND
TOTAL RETURN

                                            SINCE INCEPTION
                          ONE YEAR          AVERAGE ANNUAL
                      1/1/03 - 12/31/03    5/1/00 - 12/31/03
Class S                    45.94%               17.97%
Class A                    45.13%               17.38%
Class Y                    45.71%               17.83%
Class L                    45.49%               17.65%
------------------------------------------------------------
Russell 2500 Index         45.51%                5.38%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S         CLASS A         CLASS Y      CLASS L      RUSSELL 2500 INDEX
5/1/2000     $   10,000       $   10,000    $   10,000    $   10,000       $   10,000
12/2000      $   10,577       $   10,541    $   10,566    $   10,548       $   10,009
12/2001      $   13,931       $   13,817    $   13,905    $   13,871       $   10,131
12/2002      $   12,571       $   12,410    $   12,536    $   12,484       $    8,328
12/2003      $   18,346       $   18,011    $   18,266    $   18,162       $   12,118

Hypothetical Investments in MassMutual Focused Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index

MASSMUTUAL FOCUSED VALUE FUND
TOTAL RETURN

                                                     SINCE INCEPTION
                                   ONE YEAR           AVERAGE ANNUAL
                               1/1/03 - 12/31/03    12/31/02 - 12/31/03
Class N                             44.70%                 46.15%
Class N (CDSC fees deducted)        43.70%                 45.15%
-----------------------------------------------------------------------
Russell 2500 Index                  45.51%                 46.21%

[CHART]

                       CLASS N    CLASS N (CDSC FEES DEDUCTED)   RUSSELL 2500 INDEX
12/31/2002            $  10,000           $  10,000                 $    10,000
    6/2003            $  12,489           $  12,389                 $    10,832
   12/2003            $  14,630           $  14,530                 $    14,636

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL FOCUSED VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                   NUMBER OF          MARKET
                                                                    SHARES            VALUE
                                                               ---------------   ---------------
EQUITIES -- 90.6%

ADVERTISING -- 4.1%
Interpublic Group of
  Companies, Inc.*                                                   1,700,000   $    26,520,000
                                                                                 ---------------
APPAREL, TEXTILES & SHOES -- 5.0%
The Gap, Inc.                                                        1,400,000        32,494,000
                                                                                 ---------------
BANKING, SAVINGS & LOANS -- 9.5%
Sovereign Bancorp, Inc.                                              1,400,000        33,250,000
Washington Mutual, Inc.                                                700,000        28,084,000
                                                                                 ---------------
                                                                                      61,334,000
                                                                                 ---------------
BEVERAGES -- 5.2%
The Pepsi Bottling
  Group, Inc.                                                        1,400,000        33,852,000
                                                                                 ---------------
BROADCASTING, PUBLISHING & PRINTING -- 14.0%
Cablevision Systems
  Corp. Cl. A*                                                       1,415,000        33,096,850
Liberty Media
  Corp. Cl. A*                                                       3,000,000        35,670,000
Time Warner, Inc.*                                                   1,200,000        21,588,000
                                                                                 ---------------
                                                                                      90,354,850
                                                                                 ---------------
COMMERCIAL SERVICES -- 7.0%
Cendant Corp.*                                                         700,000        15,589,000
Waste Management, Inc.                                               1,000,000        29,600,000
                                                                                 ---------------
                                                                                      45,189,000
                                                                                 ---------------
DATA PROCESSING & PREPARATION -- 8.4%
Automatic Data
  Processing, Inc.                                                     650,000        25,746,500
First Data Corp.                                                       700,000        28,763,000
                                                                                 ---------------
                                                                                      54,509,500
                                                                                 ---------------
ENTERTAINMENT & LEISURE -- 4.4%
Brunswick Corp.                                                        900,000        28,647,000
                                                                                 ---------------
LODGING -- 2.2%
Starwood
  Hotels & Resorts
  Worldwide, Inc.                                                      400,000        14,388,000
                                                                                 ---------------
MEDICAL SUPPLIES -- 8.5%
Guidant Corp.                                                          500,000        30,100,000
Waters Corp.*                                                          740,000        24,538,400
                                                                                 ---------------
                                                                                      54,638,400
                                                                                 ---------------
PREPACKAGED SOFTWARE -- 4.1%
SunGard Data
  Systems, Inc.*                                                       950,000        26,324,500
                                                                                 ---------------
RESTAURANTS -- 4.8%
Yum! Brands, Inc.*                                                     900,000   $    30,960,000
                                                                                 ---------------
RETAIL -- 8.5%
Costco Wholesale Corp.*                                                800,000        29,744,000
Tiffany & Co.                                                          560,000        25,312,000
                                                                                 ---------------
                                                                                      55,056,000
                                                                                 ---------------
TRANSPORTATION -- 4.9%
Carnival Corp.                                                         800,000        31,784,000
                                                                                 ---------------
TOTAL EQUITIES
(COST $441,444,915)                                                                  586,051,250
                                                                                 ---------------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 32.9%

CASH EQUIVALENTS -- 23.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $       407,986           407,986
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                  2,155,704         2,155,704
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  6,467,113         6,467,113
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                  1,616,779         1,616,779
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                  1,616,779         1,616,779
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  5,389,261         5,389,261
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                  2,155,704         2,155,704
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                 10,778,521        10,778,521
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                  1,077,852         1,077,852
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                  4,311,409         4,311,409
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                            $     1,077,852   $     1,077,852
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                 11,101,877        11,101,877
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  5,928,187         5,928,187
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                  3,233,556         3,233,556
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                  5,389,261         5,389,261
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                  4,302,523         4,302,523
  General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  5,379,470         5,379,470
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                                  2,155,704         2,155,704
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                  1,185,637         1,185,637
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        7,415,746         7,415,746
Merrimac Money
  Market Fund                                                       17,892,345        17,892,345
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                  5,604,832         5,604,832
National Bank
  of Commerce
  Bank Note
  1.120% 05/19/2004                                                  2,694,630         2,694,630
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                  2,694,630         2,694,630
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                  2,155,704         2,155,704
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  5,389,261         5,389,261
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                  2,694,630         2,694,630

    The accompanying notes are an integral part of the financial statements.

                                                                   PRINCIPAL          MARKET
                                                                    AMOUNT            VALUE
                                                               ---------------   ---------------
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                            $     3,233,556   $     3,233,556
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                  2,694,630         2,694,630
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                  2,694,630         2,694,630
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  5,389,261         5,389,261
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                  1,077,852         1,077,852
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                 12,934,226        12,934,226
                                                                                 ---------------
                                                                                     150,297,108
                                                                                 ---------------
REPURCHASE AGREEMENT -- 9.7%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                 62,538,915        62,538,915
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  212,836,023
                                                                                 ---------------

TOTAL INVESTMENTS -- 123.5%
(COST $654,280,938)***                                                               798,887,273

OTHER ASSETS/
(LIABILITIES) -- (23.5%)                                                            (151,964,252)
                                                                                 ---------------

NET ASSETS -- 100.0%                                                             $   646,923,021
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  *    Non-income producing security.
  **   Represents investments of security lending collateral. (NOTE 2).
  ***  Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $62,541,417. Collateralized by U.S. Government Agency obligations with rates of 1.763% - 1.691%, maturity dates of 11/15/2032 - 01/25/2033, and an aggregate market value, including accrued interest, of $65,669,802.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                        DECEMBER 31, 2003
                                                                                                        -----------------
ASSETS:
    Investments, at value (cost $441,444,915) (NOTE 2)                                                  $     586,051,250
    Short-term investments, at amortized cost (NOTE 2)                                                        212,836,023
                                                                                                        -----------------
       Total Investments (including securities on loan with market values of $145,493,075)                    798,887,273
    Cash                                                                                                            5,135
    Receivables from:
       Investments sold                                                                                         7,997,968
       Fund shares sold                                                                                         1,920,924
       Interest and dividends                                                                                     609,707
                                                                                                        -----------------
          Total assets                                                                                        809,421,007
                                                                                                        -----------------
LIABILITIES:
    Payables for:
       Investments purchased                                                                                   10,322,499
       Fund shares repurchased                                                                                  1,253,579
       Securities on loan (NOTE 2)                                                                            150,297,108
       Directors' fees and expenses (NOTE 3)                                                                        8,670
       Affiliates (NOTE 3):
          Investment management fees                                                                              383,222
          Administration fees                                                                                     112,332
          Service fees                                                                                             89,206
          Distribution fees                                                                                           411
    Accrued expense and other liabilities                                                                          30,959
                                                                                                        -----------------
          Total liabilities                                                                                   162,497,986
                                                                                                        -----------------
    NET ASSETS                                                                                          $     646,923,021
                                                                                                        =================
NET ASSETS CONSIST OF:
    Paid-in capital                                                                                     $     494,514,159
    Distributions in excess of net investment income                                                               (6,065)
    Accumulated net realized gain on investments                                                                7,808,592
    Net unrealized appreciation on investments                                                                144,606,335
                                                                                                        -----------------
                                                                                                        $     646,923,021
                                                                                                        =================
NET ASSETS:
    Class A                                                                                             $     158,981,212
                                                                                                        =================
    Class L                                                                                             $     114,729,865
                                                                                                        =================
    Class Y                                                                                             $      78,548,767
                                                                                                        =================
    Class S                                                                                             $     293,758,755
                                                                                                        =================
    Class N                                                                                             $         904,422
                                                                                                        =================
SHARES OUTSTANDING:
    Class A                                                                                                     9,398,156
                                                                                                        =================
    Class L                                                                                                     6,727,469
                                                                                                        =================
    Class Y                                                                                                     4,587,975
                                                                                                        =================
    Class S                                                                                                    17,091,711
                                                                                                        =================
    Class N                                                                                                        53,798
                                                                                                        =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                                                             $           16.92
                                                                                                        =================
    Class L                                                                                             $           17.05
                                                                                                        =================
    Class Y                                                                                             $           17.12
                                                                                                        =================
    Class S                                                                                             $           17.19
                                                                                                        =================
    Class N                                                                                             $           16.81
                                                                                                        =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                            YEAR ENDED
                                                                                                        DECEMBER 31, 2003
                                                                                                        -----------------
INVESTMENT INCOME (NOTE 2):
       Dividends                                                                                        $       3,595,545
       Interest (including securities lending income of $60,341)                                                  167,932
                                                                                                        -----------------
              Total investment income                                                                           3,763,477
                                                                                                        -----------------
EXPENSES (NOTE 2):
       Investment management fees (NOTE 3)                                                                      2,943,117
       Custody fees                                                                                                35,960
       Audit and legal fees                                                                                        22,918
       Shareholder reporting fees                                                                                  18,131
       Directors' fees (NOTE 3)                                                                                     9,443
       Trustee reporting                                                                                            8,196
                                                                                                        -----------------
                                                                                                                3,037,765
       Administration fees (NOTE 3):
          Class A                                                                                                 327,410
          Class L                                                                                                 249,566
          Class Y                                                                                                 111,290
          Class S                                                                                                 163,196
          Class N                                                                                                   1,097
       Distribution fees (NOTE 3):
          Class N                                                                                                     713
       Service fees (NOTE 3):
          Class A                                                                                                 244,774
          Class N                                                                                                     713
                                                                                                        -----------------
              Total expenses                                                                                    4,136,524
       Fees paid indirectly (NOTE 3)                                                                              (38,899)
                                                                                                        -----------------
              Net expenses                                                                                      4,097,625
                                                                                                        -----------------
              NET INVESTMENT LOSS                                                                                (334,148)
                                                                                                        -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
       Net realized gain on investment transactions                                                            29,707,822
       Net change in unrealized appreciation (depreciation) on investments                                    132,069,939
                                                                                                        -----------------
              NET REALIZED AND UNREALIZED GAIN                                                                161,777,761
                                                                                                        -----------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $     161,443,613
                                                                                                        =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED           YEAR ENDED
                                                                                         DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                        ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                                                        $         (334,148)   $           16,717
    Net realized gain (loss) on investment transactions                                         29,707,822            (6,474,441)
    Net change in unrealized appreciation (depreciation) on investments                        132,069,939           (12,823,985)
                                                                                        ------------------    ------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         161,443,613           (19,281,709)
                                                                                        ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                                                              -                     -
    Class L                                                                                           (839)                    -
    Class Y                                                                                         (1,466)                    -
    Class S                                                                                        (15,701)                    -
    Class N                                                                                            (15)                    -
                                                                                        ------------------    ------------------
       TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                              (18,021)                    -
                                                                                        ------------------    ------------------
    From net realized gains:
    Class A                                                                                     (3,724,836)             (358,865)
    Class L                                                                                     (2,669,225)             (317,777)
    Class Y                                                                                     (1,800,806)             (125,874)
    Class S                                                                                     (6,769,993)             (865,563)
    Class N                                                                                        (21,328)                    -
                                                                                        ------------------    ------------------
       TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                             (14,986,188)           (1,668,079)
                                                                                        ------------------    ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                                                     71,673,188            34,832,599
    Class L                                                                                     48,590,374            18,874,122
    Class Y                                                                                     12,005,182            34,261,380
    Class S                                                                                    113,657,251            16,337,878
    Class N                                                                                        714,855               101,000*
                                                                                        ------------------    ------------------
       INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                                 246,640,850           104,406,979
                                                                                        ------------------    ------------------
    TOTAL INCREASE IN NET ASSETS                                                               393,080,254            83,457,191
NET ASSETS:
    Beginning of year                                                                          253,842,767           170,385,576
                                                                                        ------------------    ------------------
    End of year (including distributions in excess of net investment income of
      $6,065 and undistributed net investment income of $15,222, respectively)          $      646,923,021    $      253,842,767
                                                                                        ==================    ==================

 *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              CLASS A
                                                                                              -------
                                                                YEAR ENDED         YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                                 12/31/03           12/31/02          12/31/01         12/31/00^
                                                               ------------       ------------      ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      11.94       $      13.41      $      10.51     $      10.00
                                                               ------------       ------------      ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                       (0.06)***          (0.04)***         (0.04)***         0.02***
   Net realized and unrealized gain (loss) on investments              5.45              (1.33)             3.30             0.52
                                                               ------------       ------------      ------------     ------------
      Total income (loss) from investment operations                   5.39              (1.37)             3.26             0.54
                                                               ------------       ------------      ------------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                         (0.00)                 -             (0.00)+          (0.03)
   From net realized gains                                            (0.41)             (0.10)            (0.36)               -
                                                               ------------       ------------      ------------     ------------
      Total distributions                                             (0.41)             (0.10)            (0.36)           (0.03)
                                                               ------------       ------------      ------------     ------------
NET ASSET VALUE, END OF PERIOD                                 $      16.92       $      11.94      $      13.41     $      10.51
                                                               ============       ============      ============     ============
TOTAL RETURN(a)                                                       45.13%            (10.18)%           31.08%            5.41%**

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                           $    158,981       $     54,319      $     24,562     $        753
   Ratio of expenses to average daily net assets:
      Before expense waiver                                            1.30%              1.30%             1.29%            1.31%*
      After expense waiver#                                            1.29%(b)           1.30%(b)          1.29%             N/A
   Net investment income (loss) to average daily net assets           (0.40)%            (0.33)%           (0.30)%           0.33%*
   Portfolio turnover rate                                               31%                78%               53%              22%**

                                                                                              CLASS L
                                                                                              -------
                                                                YEAR ENDED         YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                                 12/31/03           12/31/02          12/31/01        12/31/00^
                                                               ------------       ------------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      12.00       $      13.45      $     10.51      $      10.00
                                                               ------------       ------------      -----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                       (0.02)***          (0.01)***         0.00***+          0.04***
   Net realized and unrealized gain (loss) on investments              5.48              (1.34)            3.31              0.51
                                                               ------------       ------------      -----------      ------------
        Total income (loss) from investment operations                 5.46              (1.35)            3.31              0.55
                                                               ------------       ------------      -----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                         (0.00)+                -            (0.01)            (0.04)
   From net realized gains                                            (0.41)             (0.10)           (0.36)                -
                                                               ------------       ------------      -----------      ------------
        Total distributions                                           (0.41)             (0.10)           (0.37)            (0.04)
                                                               ------------       ------------      -----------      ------------
NET ASSET VALUE, END OF PERIOD                                 $      17.05       $      12.00      $     13.45      $      10.51
                                                               ============       ============      ===========      ============
TOTAL RETURN(a)                                                       45.49%            (10.00)%          31.50%             5.48%**

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                           $    114,730       $     39,942      $    25,594      $      5,432
   Ratio of expenses to average daily net assets:
      Before expense waiver                                            1.05%              1.05%            1.04%             1.05%*
      After expense waiver#                                            1.04%(b)           1.05%(b)         1.04%              N/A
   Net investment income (loss) to average daily net assets           (0.16)%            (0.11)%           0.00%++           0.59%*
   Portfolio turnover rate                                               31%                78%              53%               22%**

   *    ANNUALIZED.
   **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   + NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
   ++ THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS IS LESS THAN 0.01%.
   ^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSE OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                              CLASS Y
                                                                                              -------
                                                                YEAR ENDED         YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                                 12/31/03           12/31/02         12/31/01         12/31/00^
                                                               ------------       ------------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      12.03       $      13.46      $     10.52      $      10.00
                                                               ------------       ------------      -----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                       (0.00)***+          0.03***          0.02***           0.05***
   Net realized and unrealized gain (loss)
     on investments                                                    5.50              (1.36)            3.30              0.52
                                                               ------------       ------------      -----------      ------------
        Total income (loss) from investment
          operations                                                   5.50              (1.33)            3.32              0.57
                                                               ------------       ------------      -----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                         (0.00)+                -            (0.02)            (0.05)
   From net realized gains                                            (0.41)             (0.10)           (0.36)                -
                                                               ------------       ------------      -----------      ------------
        Total distributions                                           (0.41)             (0.10)           (0.38)            (0.05)
                                                               ------------       ------------      -----------      ------------
NET ASSET VALUE, END OF PERIOD                                 $      17.12       $      12.03      $     13.46      $      10.52
                                                               ============       ============      ===========      ============
TOTAL RETURN(a)                                                       45.71%             (9.85)%          31.60%             5.66%**

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                           $     78,549       $     45,302      $    10,137      $        502
   Ratio of expenses to average daily net assets:
      Before expense waiver                                            0.89%              0.90%            0.89%             0.91%*
      After expense waiver#                                            0.89%(b)           0.90%(b)         0.89%              N/A
   Net investment income (loss) to average
     daily net assets                                                 (0.01)%             0.24%            0.14%             0.75%*
   Portfolio turnover rate                                               31%                78%              53%               22%**

                                                                    CLASS S                                      CLASS N
                                                                    -------                                      -------
                                        YEAR ENDED        YEAR ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                         12/31/03          12/31/02         12/31/01          12/31/00^         12/31/03
                                       -----------       -----------       -----------       ------------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD   $     12.06       $     13.48       $     10.53       $      10.00      $     11.90
                                       -----------       -----------       -----------       ------------      -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
   Net investment income (loss)               0.01***           0.02***           0.03***            0.06***         (0.11)***
   Net realized and unrealized gain
     (loss) on investments                    5.53             (1.34)             3.31               0.52             5.43
                                       -----------       -----------       -----------       ------------      -----------
        Total income (loss) from
          investment operations               5.54             (1.32)             3.34               0.58             5.32
                                       -----------       -----------       -----------       ------------      -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                (0.00)+               -             (0.03)             (0.05)           (0.00)+
   From net realized gains                   (0.41)            (0.10)            (0.36)                 -                -
   Tax return of capital                         -                 -                 -                  -            (0.41)
                                       -----------       -----------       -----------       ------------      -----------
        Total distributions                  (0.41)            (0.10)            (0.39)             (0.05)           (0.41)
                                       -----------       -----------       -----------       ------------      -----------
NET ASSET VALUE, END OF PERIOD         $     17.19       $     12.06       $     13.48       $      10.53      $     16.81
                                       ===========       ===========       ===========       ============      ===========
TOTAL RETURN(a)                              45.94%            (9.76)%           31.70%              5.77%**         44.70%(c)

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)   $   293,759       $   114,178       $   110,092       $     53,628      $       904
   Ratio of expenses to average
     daily net assets:
      Before expense waiver                   0.80%             0.80%             0.79%              0.83%*           1.61%
      After expense waiver#                   0.79%(b)          0.80%(b)          0.79%               N/A             1.60%(b)
   Net investment income to average
     daily net assets                         0.09%             0.13%             0.28%              0.95%*          (0.70)%
   Portfolio turnover rate                      31%               78%               53%                22%**            31%

                                         CLASS N
                                       -----------
                                       PERIOD ENDED
                                       12/31/02^^
                                       -----------
NET ASSET VALUE, BEGINNING OF PERIOD   $      11.77
                                       ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
   Net investment income (loss)               (0.00)***+
   Net realized and unrealized gain
     (loss) on investments                     0.13
                                       ------------
        Total income (loss) from
          investment operations                0.13
                                       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                     -
   From net realized gains                        -
   Tax return of capital                          -
                                       ------------
        Total distributions                       -
                                       ------------
NET ASSET VALUE, END OF PERIOD         $      11.90
                                       ============
TOTAL RETURN(a)                                   -@

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)   $        102
   Ratio of expenses to average
     daily net assets:
      Before expense waiver                       -@
      After expense waiver#                       -@
   Net investment income to average
     daily net assets                             -@
   Portfolio turnover rate                       78%

   *    ANNUALIZED.
   **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   + NET INVESTMENT INCOME (LOSS) AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
   ^ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
   ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSE OF THE FUND.
   (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital by investing primarily in a
MASSMUTUAL SMALL               diversified portfolio of equity securities of
COMPANY VALUE FUND?            small capitalization companies (those with market
                               capitalizations at the time of purchase that fall within or below the range of companies in the Russell 2000 Index). The Fund uses a value-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 39.37%,
                               underperforming the 47.26% return of the Russell
                               2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

WHAT WAS THE INVESTMENT        U.S. stocks built on their impressive second
BACKGROUND DURING              quarter gains in the third quarter. Across all
THE PERIOD?                    market capitalizations, growth strategies
                               outperformed value during the period, thanks to strength in information technology, particularly semiconductor companies. Stocks in the financials, industrials and materials sectors also performed well, as investors were encouraged by modestly improving economic data and a positive shift in tone from the management teams of many companies.

                               The fourth quarter of 2003 was marked by strong domestic equity returns. A steady stream of improving economic data and tangibly better corporate results inspired investor optimism. All major equity indexes delivered gains in this environment. Small stocks generally outperformed large, and value outperformed growth.

WHAT FACTORS CONTRIBUTED       Consumer discretionary, materials and
TO THE FUND'S                  telecommunications services stocks were the
PERFORMANCE?                   largest contributors to relative performance
                               during the third quarter. The health care and financial sectors detracted. Portfolio repositioning undertaken in the late 2002/early
                               2003 timeframe continued to pay dividends in the current period. The portfolio's stance in stocks which are slightly more economically sensitive helped performance, particularly with the information technology and industrials sectors, where strong stock selection boosted relative performance. Portfolio sector weights during the quarter did not generally have a large impact on performance.

                               During the fourth quarter, the Fund's performance was driven by stock selection in economically sensitive sectors such as technology and materials. Technology valuations generally rose, as investor optimism was reflected in this most sensitive of all sectors. In materials, a weak U.S dollar, combined with increasing foreign demand, led to sharp increases in commodities suppliers. This strength was partially offset by underperformance in the energy and industrials sectors.

WHAT IS YOUR OUTLOOK?          Although small-cap value stocks have had robust
                               performance during the past year, we believe that attractive investment opportunities still exist.
                               To this end, the portfolio remains positioned in stocks which are less expensive, on average, than the benchmark Russell 2000 Index. Meticulous stock-picking is likely to be the key to continued success in 2004.

                               We continue to look for companies that are leveraged to new industrial demand and a rising commodity cycle. Although we select stocks in a bottom-up fashion, there are a few industries -- commercial transportation, commercial services, paper and forest products, and construction materials -- that appear undervalued and have our attention.

                       MASSMUTUAL SMALL COMPANY VALUE FUND
                        LARGEST STOCK HOLDINGS (12/31/03)
Ruby Tuesday, Inc.
Landstar System, Inc.
Triad Guaranty, Inc.
Texas Regional Bancshares, Inc.
Community First Bankshares, Inc.
CMS Energy Corp.
Silicon Valley Bancshares
ProAssurance Corp.
Service Corp. International
Matthews International Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Company Value Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY VALUE FUND
TOTAL RETURN

                                        SINCE INCEPTION
                      ONE YEAR          AVERAGE ANNUAL
                  1/1/03 - 12/31/03   12/31/01 - 12/31/03
Class S                39.37%                 10.15%
Class A                38.66%                  9.65%
Class Y                39.16%                 10.06%
Class L                38.92%                  9.86%
----------------------------------------------------------
Russell 2000 Index     47.26%                  7.78%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS S      CLASS A     CLASS Y     CLASS L   RUSSELL 2000 INDEX
12/31/2001      $  10,000    $  10,000   $  10,000   $  10,000     $  10,000
    6/2002      $  10,380    $  10,360   $  10,380   $  10,370     $   9,530
   12/2002      $   8,708    $   8,673   $   8,708   $   8,690     $   7,865
    6/2003      $   9,813    $   9,756   $   9,804   $   9,785     $   9,373
   12/2003      $  12,137    $  12,026   $  12,117   $  12,073     $  11,618

Hypothetical Investments in MassMutual Small Company Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY VALUE FUND
TOTAL RETURN

                                                     SINCE INCEPTION
                                   ONE YEAR          AVERAGE ANNUAL
                               1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                             38.20%                38.72%
Class N (CDSC fees deducted)        37.20%                37.72%
----------------------------------------------------------------------
Russell 2000 Index                  47.26%                47.61%

[CHART]

                 CLASS N    CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002      $  10,000          $   10,000                   $   10,000
    6/2003      $  11,269          $   11,169                   $   10,863
   12/2003      $  13,884          $   13,784                   $   14,777

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL COMPANY VALUE FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
EQUITIES -- 96.2%

AIR TRANSPORTATION -- 0.2%
MAIR Holdings, Inc.*                                                    52,100   $       379,288
                                                                                 ---------------
APPAREL, TEXTILES & SHOES -- 2.6%
American Eagle
  Outfitters, Inc.*                                                     47,900           785,560
Ashworth, Inc.*                                                        114,300           922,401
Charlotte Russe
  Holding, Inc.*                                                        41,300           572,418
Charming Shoppes, Inc.*                                                 84,300           455,220
Culp, Inc.*                                                             32,000           348,800
Tommy Hilfiger Corp.*                                                   66,200           980,422
Unifi, Inc.*                                                            84,500           545,025
Vans, Inc.*                                                             74,000           844,340
                                                                                 ---------------
                                                                                       5,454,186
                                                                                 ---------------
AUTOMOTIVE & PARTS -- 2.2%
Cooper Tire & Rubber Co.                                                56,000         1,197,280
Federal Signal Corp.                                                    33,600           588,672
JLG Industries, Inc.                                                    28,300           431,009
Myers Industries, Inc.                                                  35,800           433,896
TBC Corp.*                                                              55,400         1,429,874
United Auto Group, Inc.                                                 18,800           588,440
                                                                                 ---------------
                                                                                       4,669,171
                                                                                 ---------------
BANKING, SAVINGS & LOANS -- 8.0%
Advanta Corp. Cl. B                                                     49,200           625,824
BancorpSouth, Inc.                                                      20,500           486,260
Bankunited Financial
  Corp. Cl. A*                                                          35,500           915,545
The Colonial
  BancGroup, Inc.                                                       61,900         1,072,108
Community First
  Bankshares, Inc.                                                      69,600         2,014,224
First Republic Bank                                                     41,800         1,496,440
Hibernia Corp. Cl. A                                                    29,625           696,484
Hudson United Bancorp                                                   10,300           380,585
Humboldt Bancorp, Inc.                                                  23,400           409,968
Providian Financial Corp.*                                              70,300           818,292
Silicon Valley Bancshares*                                              48,200         1,738,574
Sky Financial Group, Inc.                                               37,200           964,968
Sterling Bancshares, Inc.                                               49,100           654,503
Sterling Financial Corp.*                                               17,300           592,179
Texas Regional
  Bancshares, Inc.                                                      55,997         2,071,889
Trustmark Corp.                                                         21,700           635,159
Webster Financial Corp.                                                 27,800         1,274,908
                                                                                 ---------------
                                                                                      16,847,910
                                                                                 ---------------
BROADCASTING, PUBLISHING & PRINTING -- 2.7%
CSS Industries, Inc.                                                    30,700           952,007
Cumulus Media,
  Inc. Cl. A*                                                           56,600   $     1,245,200
Entravision
  Communications
  Corp. Cl. A*                                                          79,700           884,670
Hearst-Argyle
  Television, Inc.                                                      17,800           490,568
Journal Register Co.*                                                   35,000           724,500
Saga Communications,
  Inc. Cl. A*                                                           61,000         1,130,330
Sinclair Broadcast
  Group, Inc. Cl. A*                                                    17,800           265,576
                                                                                 ---------------
                                                                                       5,692,851
                                                                                 ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.8%
Florida Rock
  Industries, Inc.                                                      17,600           965,360
Lennox International, Inc.                                              43,600           728,120
                                                                                 ---------------
                                                                                       1,693,480
                                                                                 ---------------
CHEMICALS -- 1.8%
Airgas, Inc.                                                            48,700         1,046,076
Arch Chemicals, Inc.                                                    52,000         1,334,320
Georgia Gulf Corp.                                                       9,500           274,360
MacDermid, Inc.                                                         19,600           671,104
Symyx Technologies, Inc.*                                               26,100           536,355
                                                                                 ---------------
                                                                                       3,862,215
                                                                                 ---------------
COMMERCIAL SERVICES -- 7.1%
Aaron Rents, Inc.                                                       68,050         1,369,846
Aaron Rents, Inc. Cl. A                                                  4,950            91,525
Cadmus
  Communications Corp.                                                  26,300           341,900
Casella Waste Systems,
  Inc. Cl. A*                                                           75,000         1,026,750
Diversa Corp.*                                                          70,200           649,350
Dollar Thrifty Automotive
  Group, Inc.*                                                          23,900           619,966
Exelixis, Inc.*                                                         61,800           437,544
First Consulting
  Group, Inc.*                                                          74,000           416,620
FTI Consulting, Inc.*                                                   41,100           960,507
G&K Services, Inc. Cl. A                                                27,600         1,014,300
Landauer, Inc.                                                          16,200           660,636
Lexicon Genetics, Inc.*                                                 87,900           517,731
McGrath Rentcorp                                                        26,100           711,225
MPS Group, Inc.*                                                       114,800         1,073,380
NCO Group, Inc.*                                                        18,600           423,522
Right Management
  Consultants, Inc.*                                                    26,600           496,356
Ryder System, Inc.                                                      13,900           474,685
Service Corp.
  International*                                                       312,700   $     1,685,453
United Rentals, Inc.*                                                   56,300         1,084,338
Washington Group
  International, Inc.*                                                  13,600           461,992
Waste Connections, Inc.*                                                13,300           502,341
                                                                                 ---------------
                                                                                      15,019,967
                                                                                 ---------------
COMMUNICATIONS -- 1.5%
Anadigics, Inc.*                                                        55,900           333,164
Cable Design
  Technologies Corp.*                                                  103,100           926,869
Nice Systems Limited*                                                   49,300         1,249,755
PTEK Holdings, Inc.*                                                    61,300           540,053
                                                                                 ---------------
                                                                                       3,049,841
                                                                                 ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.8%
IDX Systems Corp.*                                                      25,300           678,546
Systems & Computer
  Technology Corp.*                                                     11,400           186,390
Websense, Inc.*                                                         31,200           912,288
                                                                                 ---------------
                                                                                       1,777,224
                                                                                 ---------------
COMPUTER PROGRAMMING SERVICES -- 0.5%
Ciber, Inc.*                                                            69,200           599,272
Netegrity, Inc.*                                                        50,800           523,748
                                                                                 ---------------
                                                                                       1,123,020
                                                                                 ---------------
COMPUTER RELATED SERVICES -- 1.9%
Acxiom Corp.*                                                           54,000         1,002,780
Carreker Corp.*                                                         64,000           896,640
Checkpoint Systems, Inc.*                                               27,100           512,461
EarthLink, Inc.*                                                        55,600           556,000
Electro Rent Corp.*                                                     55,400           739,036
Register.com, Inc.*                                                     41,000           209,510
                                                                                 ---------------
                                                                                       3,916,427
                                                                                 ---------------
COMPUTERS & INFORMATION -- 1.0%
Iomega Corp.                                                            29,200           174,616
Maxtor Corp.*                                                          151,000         1,676,100
Western Digital Corp.*                                                  23,500           277,065
                                                                                 ---------------
                                                                                       2,127,781
                                                                                 ---------------
CONTAINERS -- 0.3%
Chesapeake Corp.                                                        25,000           662,000
                                                                                 ---------------
DATA PROCESSING & PREPARATION -- 0.5%
eFunds Corp.*                                                           31,000           537,850
S1 Corp.*                                                               70,100           564,305
                                                                                 ---------------
                                                                                       1,102,155
                                                                                 ---------------
ELECTRIC UTILITIES -- 4.1%
Alliant Energy Corp.                                                    17,500           435,750

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
Avista Corp.                                                            47,900   $       867,948
Black Hills Corp.                                                       26,500           790,495
Calpine Corp.*                                                         168,900           812,409
Cleco Corp.                                                             34,050           612,219
CMS Energy Corp.*                                                      216,700         1,846,284
El Paso Electric Co.*                                                   40,300           538,005
Northeast Utilities                                                     32,100           647,457
Otter Tail Corp.                                                        20,200           539,946
Reliant Resources, Inc.*                                               155,700         1,145,952
Sierra Pacific Resources*                                               49,100           360,394
                                                                                 ---------------
                                                                                       8,596,859
                                                                                 ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 5.4%
Analogic Corp.                                                           9,800           401,800
Arrow Electronics, Inc.*                                                36,800           851,552
ATMI, Inc.*                                                             29,000           671,060
C&D Technologies, Inc.                                                  39,800           762,966
EDO Corp.                                                               26,900           663,085
Exar Corp.*                                                             50,200           857,416
Fairchild Semiconductor
  International, Inc. Cl. A*                                            12,500           312,125
Franklin Electric Co., Inc.                                             22,900         1,385,221
Graftech
  International Limited*                                                38,900           525,150
Integrated Silicon
  Solution, Inc.*                                                       39,500           618,965
IXYS Corp.*                                                             53,000           495,550
Littelfuse, Inc.*                                                       33,700           971,234
Marvell Technology
  Group Limited*                                                         8,100           307,233
Methode Electronics,
  Inc. Cl. A                                                            55,700           681,211
Mykrolis Corp.*                                                         66,300         1,066,104
Rayovac Corp.*                                                          32,700           685,065
                                                                                 ---------------
                                                                                      11,255,737
                                                                                 ---------------
ENERGY -- 5.6%
Atwood Oceanics, Inc.*                                                  16,600           530,204
Cabot Oil & Gas
  Corp. Cl. A                                                           52,000         1,526,200
CARBO Ceramics, Inc.                                                    17,800           912,250
Forest Oil Corp.*                                                       42,100         1,202,797
Frontier Oil Corp.                                                      30,600           526,932
Key Energy Services, Inc.*                                             127,400         1,313,494
Magnum Hunter
  Resources, Inc.*                                                     163,500         1,554,885
NUI Corp.                                                               27,100           436,852
Penn Virginia Corp.                                                     21,300         1,185,345
SEMCO Energy, Inc.                                                      44,000           215,600
TETRA Technologies, Inc.*                                               47,700         1,156,248
Vectren Corp.                                                           26,800           660,620
W-H Energy Services, Inc.*                                              30,300           490,860
                                                                                 ---------------
                                                                                      11,712,287
                                                                                 ---------------
ENTERTAINMENT & LEISURE -- 0.8%
Callaway Golf Co.                                                       29,500   $       497,075
SCP Pool Corp.*                                                         36,950         1,207,526
                                                                                 ---------------
                                                                                       1,704,601
                                                                                 ---------------
FINANCIAL SERVICES -- 8.2%
Allied Capital Corp.                                                    52,620         1,467,046
American Capital
  Strategies Limited                                                    19,100           567,843
BankAtlantic Bancorp,
  Inc. Cl. A                                                            17,400           330,600
Bedford Property Investors                                              32,700           936,201
BKF Capital Group, Inc.*                                                11,800           291,224
Developers Diversified
  Realty Corp.                                                          15,900           533,763
East West Bancorp, Inc.                                                 30,800         1,653,344
FelCor Lodging
  Trust, Inc.*                                                         130,700         1,448,156
Glenborough Realty
  Trust, Inc.                                                           24,400           486,780
HRPT Properties Trust                                                   75,500           761,795
Innkeepers USA Trust                                                    63,800           534,006
Kilroy Realty Corp.                                                     39,400         1,290,350
LaSalle Hotel Properties                                                39,200           727,160
LTC Properties, Inc.                                                    52,000           766,480
Raymond James
  Financial, Inc.                                                       16,600           625,820
Stewart (W.P.) & Co.
  Limited                                                               21,100           454,283
Sun Communities, Inc.                                                   30,600         1,184,220
SWS Group, Inc.                                                         29,300           521,540
US Restaurants
  Properties, Inc.                                                      51,600           879,264
Waddell & Reed
  Financial, Inc. Cl. A                                                 46,600         1,093,236
Washington Real Estate
  Investment Trust                                                      26,300           767,960
                                                                                 ---------------
                                                                                      17,321,071
                                                                                 ---------------
FOODS -- 0.9%
American Italian
  Pasta Co. Cl. A*                                                      14,800           620,120
Chiquita Brands
  International, Inc.*                                                  32,800           738,984
Wild Oats Markets, Inc.*                                                35,400           457,722
                                                                                 ---------------
                                                                                       1,816,826
                                                                                 ---------------
FOREST PRODUCTS & PAPER -- 2.8%
Buckeye
  Technologies, Inc.*                                                   72,500           728,625
Caraustar Industries, Inc.*                                             51,000           703,800
Deltic Timber Corp.                                                     26,700           811,680
Packaging Corp.
  of America                                                            35,000           765,100
Playtex Products, Inc.*                                                122,700           948,471
School Specialty, Inc.*                                                 12,900   $       438,729
Wausau-Mosinee
  Paper Corp.                                                          109,600         1,481,792
                                                                                 ---------------
                                                                                       5,878,197
                                                                                 ---------------
HEALTHCARE -- 2.1%
Curative Health
  Services, Inc.*                                                       35,200           485,760
Genesis HealthCare Corp.*                                                7,300           166,294
Hooper Holmes, Inc.                                                    155,800           962,844
NeighborCare, Inc.*                                                     17,000           335,750
Orthodontic Centers of
  America, Inc.*                                                        45,400           365,470
Province Healthcare Co.*                                                77,100         1,233,600
Triad Hospitals, Inc.*                                                  24,100           801,807
                                                                                 ---------------
                                                                                       4,351,525
                                                                                 ---------------
HEAVY MACHINERY -- 0.3%
Milacron, Inc.                                                         140,000           583,800
                                                                                 ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.1%
Furniture Brands
  International, Inc.                                                   23,100           677,523
Helen of Troy Limited*                                                  43,400         1,004,710
Stanley Furniture Co., Inc.                                             21,400           674,100
                                                                                 ---------------
                                                                                       2,356,333
                                                                                 ---------------
INDUSTRIAL - DIVERSIFIED -- 0.9%
Ameron
  International Corp.                                                   17,400           603,606
Nordson Corp.                                                           36,300         1,253,439
                                                                                 ---------------
                                                                                       1,857,045
                                                                                 ---------------
INSURANCE -- 7.6%
American Financial
  Group, Inc.                                                           54,900         1,452,654
Brown & Brown, Inc.                                                     47,400         1,545,714
Delphi Financial
  Group, Inc. Cl. A                                                     28,650         1,031,400
FPIC Insurance
  Group, Inc.*                                                          27,600           692,484
Gallagher
  (Arthur J.) & Co.                                                     44,700         1,452,303
HCC Insurance
  Holdings, Inc.                                                        27,600           877,680
Infinity Property &
  Casualty Corp.                                                        24,300           803,115
Markel Corp.*                                                            4,200         1,064,742
Ohio Casualty Corp.*                                                    39,500           685,720
The Phoenix
  Companies, Inc.                                                       89,600         1,078,784
ProAssurance Corp.*                                                     52,700         1,694,305
Scottish Re Group Limited                                               77,200         1,604,216
Triad Guaranty, Inc.*                                                   41,600         2,094,560
                                                                                 ---------------
                                                                                      16,077,677
                                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
MACHINERY & COMPONENTS -- 2.9%
Agco Corp.*                                                             38,800   $       781,432
Flowserve Corp.*                                                        22,500           469,800
IDEX Corp.                                                              25,100         1,043,909
Insituform
  Technologies, Inc. Cl. A*                                             55,300           912,450
Lone Star
  Technologies, Inc.*                                                   21,800           348,364
Thomas Industries, Inc.                                                 36,000         1,247,760
Timken Co.                                                              35,200           706,112
Woodward Governor Co.                                                   10,600           602,398
                                                                                 ---------------
                                                                                       6,112,225
                                                                                 ---------------
MANUFACTURING -- 1.5%
AptarGroup, Inc.                                                        31,000         1,209,000
Stewart & Stevenson
  Services Corp.                                                        90,900         1,277,145
Terex Corp.*                                                            22,500           640,800
                                                                                 ---------------
                                                                                       3,126,945
                                                                                 ---------------
MEDICAL SUPPLIES -- 2.4%
Arrow International, Inc.                                               17,600           439,648
CONMED Corp.*                                                           17,700           421,260
FEI Co.*                                                                31,400           706,500
Oakley, Inc.                                                           120,300         1,664,952
Owens & Minor, Inc.                                                     61,500         1,347,465
Vital Signs, Inc.                                                       15,100           493,770
                                                                                 ---------------
                                                                                       5,073,595
                                                                                 ---------------
METALS & MINING -- 3.3%
AK Steel Holding Corp.*                                                210,700         1,074,570
Carpenter Technology                                                    28,000           827,960
Gibraltar Steel Corp.                                                   36,900           928,035
Intermet Corp.                                                         152,400           827,532
Massey Energy Co.                                                       22,200           461,760
Matthews
  International Corp.                                                   56,900         1,683,671
NS Group, Inc.*                                                         50,500           489,850
Reliance Steel &
  Aluminum Co.                                                           9,400           312,174
Wolverine Tube, Inc.*                                                   47,400           298,620
                                                                                 ---------------
                                                                                       6,904,172
                                                                                 ---------------
PHARMACEUTICALS -- 1.4%
Alpharma, Inc. Cl. A                                                    15,100           303,510
Bone Care
  International, Inc.*                                                  44,800           570,752
Molecular Devices Corp.*                                                12,900           244,971
NBTY, Inc.*                                                             26,600           714,476
VCA Antech, Inc.*                                                       34,300         1,062,614
                                                                                 ---------------
                                                                                       2,896,323
                                                                                 ---------------
PREPACKAGED SOFTWARE -- 2.7%
Activision, Inc.*                                                       62,400         1,135,680
Dendrite
  International, Inc.*                                                  63,700   $       998,179
Packeteer, Inc.*                                                        67,900         1,152,942
Progress Software Corp.*                                                48,400           990,264
SPSS, Inc.*                                                             43,450           776,886
THQ, Inc.*                                                              31,300           529,283
                                                                                 ---------------
                                                                                       5,583,234
                                                                                 ---------------
RESTAURANTS -- 1.9%
RARE Hospitality
  International, Inc.*                                                  58,400         1,427,296
Ruby Tuesday, Inc.                                                      90,600         2,581,194
                                                                                 ---------------
                                                                                       4,008,490
                                                                                 ---------------
RETAIL -- 4.7%
Barnes & Noble, Inc.*                                                   48,200         1,583,370
Casey's General
  Stores, Inc.                                                          61,800         1,091,388
Electronics Boutique
  Holdings Corp.*                                                       53,800         1,231,482
Foot Locker, Inc.                                                       27,700           649,565
Fred's, Inc.                                                            51,050         1,581,529
Hancock Fabrics, Inc.                                                   39,600           573,408
Haverty Furniture
  Companies, Inc.                                                       70,400         1,398,144
Men's Wearhouse, Inc.*                                                  23,700           592,737
Shopko Stores, Inc.*                                                    25,400           387,350
Stein Mart, Inc.*                                                       98,300           809,992
                                                                                 ---------------
                                                                                       9,898,965
                                                                                 ---------------
RETAIL - INTERNET -- 0.3%
Stamps.com, Inc.*                                                       90,200           559,240
                                                                                 ---------------
TRANSPORTATION -- 3.4%
Celadon Group, Inc.*                                                    42,300           600,660
CNF, Inc.                                                               23,400           793,260
Kirby Corp.*                                                            30,100         1,049,888
Landstar System, Inc.*                                                  62,500         2,377,500
Overnite Corp.*                                                         13,000           295,750
Overseas Shipholding
  Group, Inc.                                                           15,100           514,155
Skyline Corp.                                                           18,500           645,095
UTI Worldwide, Inc.                                                     25,600           971,008
                                                                                 ---------------
                                                                                       7,247,316
                                                                                 ---------------
TOTAL EQUITIES
(COST $172,240,703)                                                                  202,299,979
                                                                                 ---------------

MUTUAL FUNDS -- 0.8%
FINANCIAL SERVICES
First Financial Fund                                                    52,800           933,504
Government Reserve
  Investment Fund                                                       54,907            54,907
iShares Russell 2000
  Value Index Fund                                                       4,100           659,280
                                                                                 ---------------
                                                                                       1,647,691
                                                                                 ---------------
TOTAL MUTUAL FUNDS
(COST $1,344,500)                                                                $     1,647,691
                                                                                 ---------------

TOTAL LONG TERM INVESTMENTS
(COST $173,585,203)                                                                  203,947,670
                                                                                 ---------------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 13.7%

CASH EQUIVALENTS -- 10.6%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $        60,365            60,365
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    318,955           318,955
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                    956,865           956,865
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    239,217           239,217
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    239,217           239,217
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                    797,387           797,387
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                    318,955           318,955
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                  1,594,775         1,594,775
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    159,477           159,477
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                    637,910           637,910
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    159,477           159,477
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  1,642,620         1,642,620
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                    877,126           877,126
Fannie Mae Discount Note
  1.062% 01/02/2004                                                    478,433           478,433

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL          MARKET
                                                                   AMOUNT            VALUE
                                                               ---------------   ---------------
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                            $       797,387   $       797,387
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                    636,595           636,595
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                    795,939           795,939
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                          318,955           318,955
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    175,426           175,426
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        1,097,223         1,097,223
Merrimac Money
  Market Fund                                                        2,647,327         2,647,327
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                    829,283           829,283
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                    398,694           398,694
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                    398,694           398,694
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    318,955           318,955
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                    797,387           797,387
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    398,694           398,694
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                    478,433           478,433
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    398,694           398,694
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    398,694           398,694
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                    797,387           797,387
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                            $       159,477   $       159,477
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  1,913,727         1,913,727
                                                                                 ---------------
                                                                                      22,237,750
                                                                                 ---------------
REPURCHASE AGREEMENT -- 3.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                  6,502,813         6,502,813
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   28,740,563
                                                                                 ---------------

TOTAL INVESTMENTS -- 110.7%
(COST $202,325,766)***                                                               232,688,233

OTHER ASSETS/
(LIABILITIES) -- (10.7%)                                                             (22,524,071)
                                                                                 ---------------

NET ASSETS -- 100.0%                                                             $   210,164,162
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 ***  Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $6,503,073. Collateralized by U.S. Government Agency obligation with a rate of 1.550%, maturity date of 08/18/2031, and an aggregate market value, including accrued interest, of $6,830,013.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                        DECEMBER 31, 2003
                                                                                                        -----------------
ASSETS:
    Investments, at value (cost $173,585,203) (NOTE 2)                                                  $     203,947,670
    Short-term investments, at amortized cost (NOTE 2)                                                         28,740,563
                                                                                                        -----------------
       Total Investments (including securities on loan with market values of $21,355,514)                     232,688,233
    Cash                                                                                                           10,325
    Receivables from:
       Investments sold                                                                                         1,117,919
       Investment adviser (NOTE 3)                                                                                  4,144
       Fund shares sold                                                                                           784,621
       Interest and dividends                                                                                     185,692
                                                                                                        -----------------
          Total assets                                                                                        234,790,934
                                                                                                        -----------------
LIABILITIES:
    Payables for:
       Investments purchased                                                                                    1,659,665
       Fund shares repurchased                                                                                    482,770
       Securities on loan (NOTE 2)                                                                             22,237,750
       Directors' fees and expenses (NOTE 3)                                                                        1,907
       Affiliates (NOTE 3):
          Investment management fees                                                                              151,701
          Administration fees                                                                                      43,575
          Service fees                                                                                             25,708
          Distribution fees                                                                                           329
    Accrued expense and other liabilities                                                                          23,367
                                                                                                        -----------------
          Total liabilities                                                                                    24,626,772
                                                                                                        -----------------
    NET ASSETS                                                                                          $     210,164,162
                                                                                                        =================
NET ASSETS CONSIST OF:
    Paid-in capital                                                                                     $     177,966,080
    Undistributed net investment income                                                                           143,235
    Accumulated net realized gain on investments                                                                1,692,380
    Net unrealized appreciation on investments                                                                 30,362,467
                                                                                                        -----------------
                                                                                                        $     210,164,162
                                                                                                        =================
NET ASSETS:
    Class A                                                                                             $      44,753,710
                                                                                                        =================
    Class L                                                                                             $      37,776,381
                                                                                                        =================
    Class Y                                                                                             $      46,409,052
                                                                                                        =================
    Class S                                                                                             $      80,660,776
                                                                                                        =================
    Class N                                                                                             $         564,243
                                                                                                        =================
SHARES OUTSTANDING:
    Class A                                                                                                     3,741,973
                                                                                                        =================
    Class L                                                                                                     3,158,151
                                                                                                        =================
    Class Y                                                                                                     3,871,330
                                                                                                        =================
    Class S                                                                                                     6,713,217
                                                                                                        =================
    Class N                                                                                                        47,424
                                                                                                        =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
    Class A                                                                                             $           11.96
                                                                                                        =================
    Class L                                                                                             $           11.96
                                                                                                        =================
    Class Y                                                                                             $           11.99
                                                                                                        =================
    Class S                                                                                             $           12.02
                                                                                                        =================
    Class N                                                                                             $           11.90
                                                                                                        =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                           YEAR ENDED
                                                                                                        DECEMBER 31, 2003
                                                                                                        -----------------
INVESTMENT INCOME (NOTE 2):
       Dividends                                                                                        $       1,747,891
       Interest (including securities lending income of $87,886)                                                  108,681
                                                                                                        -----------------
              Total investment income                                                                           1,856,572
                                                                                                        -----------------
EXPENSES (NOTE 2):
       Investment management fees (NOTE 3)                                                                      1,002,020
       Custody fees                                                                                                27,403
       Audit and legal fees                                                                                        19,939
       Trustee reporting                                                                                            8,196
       Shareholder reporting fees                                                                                   4,786
       Directors' fees (NOTE 3)                                                                                     2,568
                                                                                                        -----------------
                                                                                                                1,064,912
       Administration fees (NOTE 3):
          Class A                                                                                                  91,423
          Class L                                                                                                  40,810
          Class Y                                                                                                  55,307
          Class S                                                                                                  92,099
          Class N                                                                                                   1,053
       Distribution fees (NOTE 3):
          Class N                                                                                                     643
       Service fees (NOTE 3):
          Class A                                                                                                  63,612
          Class N                                                                                                     643
                                                                                                        -----------------
              Total expenses                                                                                    1,410,502
       Expenses waived (NOTE 3)                                                                                   (26,702)
       Fees paid indirectly (NOTE 3)                                                                              (91,113)
                                                                                                        -----------------
              Net expenses                                                                                      1,292,687
                                                                                                        -----------------
              NET INVESTMENT INCOME                                                                               563,885
REALIZED AND UNREALIZED GAIN (LOSS):
       Net realized gain on investment transactions                                                             4,904,980
       Net change in unrealized appreciation (depreciation) on investments                                     36,856,024
                                                                                                        -----------------
              NET REALIZED AND UNREALIZED GAIN                                                                 41,761,004
                                                                                                        -----------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $      42,324,889
                                                                                                        =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED            YEAR ENDED
                                                                                         DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                                        ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                                               $          563,885    $          353,079
    Net realized gain (loss) on investment transactions and futures contracts                    4,904,980            (2,730,758)
    Net change in unrealized appreciation (depreciation) on investments                         36,856,024            (6,493,557)
                                                                                        ------------------    ------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          42,324,889            (8,871,236)
                                                                                        ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class A                                                                                        (43,182)              (22,358)
    Class L                                                                                        (76,630)              (14,979)
    Class Y                                                                                       (150,682)             (106,919)
    Class S                                                                                       (311,648)             (197,514)
    Class N                                                                                           (175)                    -
                                                                                        ------------------    ------------------
       TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                             (582,317)             (341,770)
                                                                                        ------------------    ------------------
    From net realized gains:
    Class A                                                                                        (85,674)                    -
    Class L                                                                                        (50,763)                    -
    Class Y                                                                                        (89,042)                    -
    Class S                                                                                       (174,528)                    -
    Class N                                                                                         (1,087)                    -
                                                                                        ------------------    ------------------
       TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                                (401,094)                    -
                                                                                        ------------------    ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                                                     26,702,163             9,660,778
    Class L                                                                                     30,311,352             3,544,959
    Class Y                                                                                     17,882,048            19,719,601
    Class S                                                                                     17,537,554            42,202,927
    Class N                                                                                        369,808               100,500*
                                                                                        ------------------    ------------------
       INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                                  92,802,925            75,228,765
                                                                                        ------------------    ------------------
    TOTAL INCREASE IN NET ASSETS                                                               134,144,403            66,015,759
NET ASSETS:
    Beginning of year                                                                           76,019,759            10,004,000
                                                                                        ------------------    ------------------
    End of year (including undistributed net investment income of $143,235 and
      distributions in excess of net investment income of $289, respectively)           $      210,164,162    $       76,019,759
                                                                                        ==================    ==================

   *   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial STATEMENTS.

MASSMUTUAL SMALL COMPANY VALUE FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               CLASS A
                                                                             -----------
                                                             YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                              12/31/03        12/31/02        12/31/01+
                                                             -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      8.66     $     10.00     $      10.00
                                                             -----------     -----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.02***         0.05***             -
   Net realized and unrealized gain (loss)
     on investments                                                 3.31           (1.37)               -
                                                             -----------     -----------     ------------
      Total income (loss) from investment
        operations                                                  3.33           (1.32)               -
                                                             -----------     -----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (0.01)          (0.02)               -
   From net realized gains                                         (0.02)              -                -
                                                             -----------     -----------     ------------
      Total distributions                                          (0.03)          (0.02)               -
                                                             -----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                               $     11.96     $      8.66     $      10.00
                                                             ===========     ===========     ============
TOTAL RETURN(a)                                                    38.66%         (13.27)%              -

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $    44,754     $     8,602     $          1
   Ratio of expenses to average daily net assets:
      Before expense waiver                                         1.51%           1.64%               -
      After expense waiver#                                         1.41%(b)        1.37%(b)            -
   Net investment income to average daily net assets                0.17%           0.52%               -
   Portfolio turnover rate                                            58%             69%             N/A

                                                                               CLASS L
                                                                             -----------
                                                             YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                              12/31/03        12/31/02        12/31/01+
                                                             -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      8.65     $     10.00     $      10.00
                                                             -----------     -----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.05***         0.08***             -
   Net realized and unrealized gain (loss)
     on investments                                                 3.31           (1.39)               -
                                                             -----------     -----------     ------------
      Total income (loss) from investment
        operations                                                  3.36           (1.31)               -
                                                             -----------     -----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (0.03)          (0.04)               -
   From net realized gains                                         (0.02)              -                -
                                                             -----------     -----------     ------------
      Total distributions                                          (0.05)          (0.04)               -
                                                             -----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                               $     11.96     $      8.65     $      10.00
                                                             ===========     ===========     ============
TOTAL RETURN(a)                                                    38.92%         (13.10)%              -

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $    37,776     $     3,252     $          1
   Ratio of expenses to average daily net assets:
      Before expense waiver                                         1.26%           1.39%               -
      After expense waiver#                                         1.17%(b)        1.11%(b)            -
   Net investment income to average daily net assets                0.45%           0.86%               -
   Portfolio turnover rate                                            58%             69%             N/A

                                                                               CLASS Y
                                                                             -----------
                                                              YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                               12/31/03        12/31/02        12/31/01+
                                                             -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      8.66     $     10.00     $      10.00
                                                             -----------     -----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.06***         0.11***             -
   Net realized and unrealized gain (loss)
     on investments                                                 3.33           (1.40)               -
                                                             -----------     -----------     ------------
      Total income (loss) from investment
        operations                                                  3.39           (1.29)               -
                                                             -----------     -----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (0.04)          (0.05)               -
   From net realized gains                                         (0.02)              -                -
                                                             -----------     -----------     ------------
      Total distributions                                          (0.06)          (0.05)               -
                                                             -----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                               $     11.99     $      8.66     $      10.00
                                                             ===========     ===========     ============
TOTAL RETURN(a)                                                    39.16%         (12.92)%              -

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $    46,409     $    19,708     $          1
   Ratio of expenses to average daily net assets:
      Before expense waiver                                         1.11%           1.24%               -
      After expense waiver#                                         1.01%(b)        0.92%(b)            -
   Net investment income to average daily net assets                0.58%           1.32%               -
   Portfolio turnover rate                                            58%             69%             N/A

                                                                            CLASS S
                                                                          -----------
                                                          YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                           12/31/03        12/31/02        12/31/01+
                                                          -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      8.67     $     10.00     $      10.00
                                                          -----------     -----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.06***         0.07***             -
   Net realized and unrealized gain (loss)
     on investments                                              3.35           (1.36)               -
                                                          -----------     -----------     ------------
      Total income (loss) from investment
        operations                                               3.41           (1.29)               -
                                                          -----------     -----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                   (0.04)          (0.04)               -
   From net realized gains                                      (0.02)              -                -
                                                          -----------     -----------     ------------
      Total distributions                                       (0.06)          (0.04)               -
                                                          -----------     -----------     ------------
NET ASSET VALUE, END OF PERIOD                            $     12.02     $      8.67     $      10.00
                                                          ===========     ===========     ============
TOTAL RETURN(a)                                                 39.37%         (12.92)%              -

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                      $    80,661     $    44,356     $     10,001
   Ratio of expenses to average daily net assets:
      Before expense waiver                                      1.07%           1.20%               -
      After expense waiver#                                      0.97%(b)        0.96%(b)            -
   Net investment income to average daily net assets             0.58%           0.76%               -
   Portfolio turnover rate                                         58%             69%             N/A

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS N
                                                                              -------
                                                                 YEAR ENDED           PERIOD ENDED
                                                                  12/31/03              12/31/02^
                                                               ---------------       ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $          8.63       $          8.59
                                                               ---------------       ---------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           (0.01)***              0.00***+
  Net realized and unrealized gain on investments                         3.30                  0.04
                                                               ---------------       ---------------
      Total income from investment operations                             3.29                  0.04
                                                               ---------------       ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                             (0.00)++                  -
  From net realized gains                                                (0.02)                    -
                                                               ---------------       ---------------
      Total distributions                                                (0.02)                    -
                                                               ---------------       ---------------
NET ASSET VALUE, END OF PERIOD                                 $         11.90       $          8.63
                                                               ===============       ===============
TOTAL RETURN(a)                                                          38.20%(c)                 -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $           564       $           101
  Ratio of expenses to average daily net assets:
      Before expense waiver                                               1.81%                    -@
      After expense waiver#                                               1.72%(b)                 -@
  Net investment loss to average daily net assets                        (0.08)%                   -@
  Portfolio turnover rate                                                   58%                   69%

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
   ++   DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
   ^    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
   (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital and income by investing
MASSMUTUAL SMALL CAP           primarily in a diversified portfolio of equity
EQUITY FUND?                   securities of smaller companies (those with
                               market capitalizations consistent with companies in the Russell 2000 Index), using a value-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 31.99%, trailing
                               the 47.26% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

WHAT WAS THE INVESTMENT        The U.S. stock market rallied during the third
BACKGROUND DURING THE          quarter on increased optimism about the outlook
PERIOD?                        for the economy and corporate earnings. Following
                               a trend established earlier in the year, investors continued to embrace market risk, small stocks and growth investing. Both the market surge and the aforementioned investor sentiment continued into the fourth quarter. For the full year, small-cap stocks outperformed their large-cap counterparts by approximately 20%.
                               Although exposure to equities during the year added value irrespective of asset class or style segmentation, investments in high-risk stocks with exposure to the economic cycle generated the highest returns in all investment styles, most notably the small-cap space.

WHAT FACTORS CONTRIBUTED       The fourth quarter of 2003 and the full year were
TO THE FUND'S                  challenging for the portfolio. Our investment
PERFORMANCE?                   approach emphasizes stock selection to identify
                               which companies possess the appropriate
                               combination of compelling fundamentals and sustainable competitive advantages to position them for above-average growth. These process characteristics were not rewarded in the 2003 equity market rebound, which favored areas of the market that exhibited the weakest fundamentals and highest risk profiles. Despite these market realities, the portfolio was able to capture a portion of the strong sentiment for small-cap stocks and close the year with extremely strong absolute results.

                               Stock selection in the consumer discretionary and technology sectors detracted from results during much of 2003, but performance for both sectors picked up in the fourth quarter, as the portfolio realized gains from semiconductor companies in technology and media companies in consumer discretionary. The consumer discretionary sector is an area in which the portfolio typically holds an underweight position due to the inability to identify sustainable competitive advantages among the traditional retail companies that comprise a large part of this sector. This underweight position and the relative underperformance of the portfolio's consumer holdings hampered the Fund's 2003 results.

                               On a positive note, the portfolio realized strong gains in both the third and fourth quarters from health care holdings. Additionally, financial services companies experienced a modest correction during the fourth quarter, but generally were strong performers in 2003.

WHAT IS YOUR OUTLOOK?          The equity market currently has tremendous
                               momentum and until it is impacted by another force, such as rising bond yields, it will likely remain on its current path. However, it should be noted that this is currently the consensus forecast, and therefore it is likely already priced into the market. In 2004, interest rates could be the big story. If they do not go up much, 2004 could be a big up year for equities.
                               If they rise sharply, the opposite could be true.

                        MASSMUTUAL SMALL CAP EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Carlisle Companies, Inc.
Teleflex, Inc.
IPC Holdings Limited
Cognex Corp.
Roper Industries, Inc.
Arbitron, Inc.
Chittenden Corp.
Technitrol, Inc.
Webster Financial Corp.
Eaton Vance Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Cap Equity Fund Class S and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                               FIVE YEAR         SINCE INCEPTION
                          ONE YEAR           AVERAGE ANNUAL      AVERAGE ANNUAL
                      1/1/03 - 12/31/03    1/1/99 - 12/31/03    10/3/94 - 12/31/03
Class S                    31.99%                6.43%                10.08%
----------------------------------------------------------------------------------
Russell 2000 Index         47.26%                7.13%                10.27%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S   RUSSELL 2000 INDEX
10/3/94     $  10,000     $  10,000
  12/94     $   9,734     $   9,813
  12/95     $  11,681     $  12,604
  12/96     $  14,346     $  14,683
  12/97     $  19,562     $  17,966
  12/98     $  17,797     $  17,509
  12/99     $  17,841     $  21,231
  12/00     $  20,372     $  20,589
12/2001     $  21,113     $  21,101
12/2002     $  18,410     $  16,779
12/2003     $  24,299     $  24,708

Hypothetical Investments in MassMutual Small Cap Equity Fund Class A, Class Y and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                              FIVE YEAR         SINCE INCEPTION
                          ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
                      1/1/03 - 12/31/03    1/1/99 - 12/31/03    1/1/98 - 12/31/03
Class A                     31.43%               5.89%                3.14%
Class Y                     31.91%               6.31%                3.54%
--------------------------------------------------------------------------------
Russell 2000 Index          47.26%               7.13%                5.45%

[CHART]

              CLASS A     CLASS Y   RUSSELL 2000 INDEX
 1/1/98     $   10,000   $  10,000      $  10,000
  12/98     $    9,042   $   9,075      $   9,745
  12/99     $    9,009   $   9,087      $  11,817
12/2000     $   10,242   $  10,361      $  11,460
12/2001     $   10,561   $  10,730      $  11,745
12/2002     $    9,157   $   9,343      $   9,339
12/2003     $   12,035   $  12,324      $  13,752

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Cap Equity Fund Class L and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                           SINCE INCEPTION
                          ONE YEAR          AVERAGE ANNUAL
                      1/1/03 - 12/31/03    5/3/99 - 12/31/03
Class L                    31.73%                7.30%
------------------------------------------------------------
Russell 2000 Index         47.26%                6.97%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS L     RUSSELL 2000 INDEX
 5/3/99    $  10,000        $  10,000
  12/99    $  10,297        $  11,767
12/2000    $  11,735        $  11,411
12/2001    $  12,132        $  11,695
12/2002    $  10,546        $   9,299
12/2003    $  13,892        $  13,694

Hypothetical Investments in MassMutual Small Cap Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                                    SINCE INCEPTION
                                 ONE YEAR           AVERAGE ANNUAL
                             1/1/03 - 12/31/03     12/31/02 -12/31/03
Class N                           30.93%                32.13%
Class N (CDSC fees deducted)      29.93%                31.14%
---------------------------------------------------------------------
Russell 2000 Index                47.26%                47.61%

[CHART]

                 CLASS N     CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002      $  10,000            $   10,000                  $   10,000
    6/2003      $  11,248            $   11,148                  $   10,863
   12/2003      $  13,224            $   13,124                  $   14,777

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL CAP EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                   NUMBER OF         MARKET
                                                                    SHARES           VALUE
                                                               ---------------   ---------------
EQUITIES -- 93.8%

AIR TRANSPORTATION -- 1.0%
SkyWest, Inc.                                                          270,200   $     4,896,024
                                                                                 ---------------
BANKING, SAVINGS & LOANS -- 7.2%
First Niagara Financial
  Group, Inc.                                                          285,000         4,249,350
First Republic Bank                                                    243,100         8,702,980
Pacific Capital Bancorp                                                264,166         9,726,592
Webster Financial Corp.                                                254,348        11,664,399
                                                                                 ---------------
                                                                                      34,343,321
                                                                                 ---------------
BROADCASTING, PUBLISHING & PRINTING -- 2.9%
Gray Television, Inc.                                                  481,500         7,280,280
Lin TV Corp. Cl. A*                                                    254,500         6,568,645
                                                                                 ---------------
                                                                                      13,848,925
                                                                                 ---------------
BUILDING MATERIALS & CONSTRUCTION -- 1.5%
ElkCorp                                                                261,700         6,987,390
                                                                                 ---------------
COMMERCIAL SERVICES -- 6.1%
ADVO, Inc.                                                             289,050         9,180,228
Arbitron, Inc.*                                                        309,000        12,891,480
National
  Processing, Inc.*                                                    289,500         6,817,725
                                                                                 ---------------
                                                                                      28,889,433
                                                                                 ---------------
COMMUNICATIONS -- 1.8%
CT Communications, Inc.                                                335,600         4,530,600
Inet Technologies, Inc.*                                               324,400         3,892,800
                                                                                 ---------------
                                                                                       8,423,400
                                                                                 ---------------
COMPUTER RELATED SERVICES -- 1.6%
eSpeed, Inc. Cl. A*                                                    330,800         7,744,028
                                                                                 ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 15.8%
Baldor Electric Co.                                                    180,000         4,113,000
Cognex Corp.                                                           501,600        14,165,184
Methode Electronics,
  Inc. Cl. A                                                           181,200         2,216,076
Micrel, Inc.*                                                          684,900        10,670,742
Mykrolis Corp.*                                                        541,100         8,700,888
Newport Corp.*                                                         270,800         4,476,324
Rogers Corp.*                                                           67,000         2,956,040
Technitrol, Inc.*                                                      570,600        11,834,244
Teleflex, Inc.                                                         327,300        15,818,409
                                                                                 ---------------
                                                                                      74,950,907
                                                                                 ---------------
ENERGY -- 5.4%
Rowan Companies, Inc.*                                                 358,000         8,294,860
Tidewater, Inc.                                                        144,500         4,317,660
Unit Corp.*                                                            344,200         8,105,910
W-H Energy
  Services, Inc.*                                                      315,300         5,107,860
                                                                                 ---------------
                                                                                      25,826,290
                                                                                 ---------------
FINANCIAL SERVICES -- 9.0%
Chittenden Corp.                                                       378,800   $    12,742,832
Eaton Vance Corp.                                                      301,700        11,054,288
Fidelity Bankshares, Inc.                                              211,700         6,647,380
Jefferies Group, Inc.                                                  242,200         7,997,444
Stewart (W.P.) & Co.
  Limited                                                              199,700         4,299,541
                                                                                 ---------------
                                                                                      42,741,485
                                                                                 ---------------
FOODS -- 0.8%
Performance Food
  Group Co.*                                                            98,325         3,556,415
                                                                                 ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.5%
Fossil, Inc.*                                                           87,100         2,439,671
Miller (Herman), Inc.                                                  189,300         4,594,311
                                                                                 ---------------
                                                                                       7,033,982
                                                                                 ---------------
INDUSTRIAL - DIVERSIFIED -- 4.4%
Carlisle Companies, Inc.                                               343,500        20,905,410
                                                                                 ---------------
INSURANCE -- 8.6%
Aspen Insurance
  Holdings Limited*                                                     15,300           379,593
The Commerce
  Group, Inc.                                                          179,600         7,094,200
HCC Insurance
  Holdings, Inc.                                                       216,800         6,894,240
Infinity Property &
  Casualty Corp.                                                       220,400         7,284,220
IPC Holdings Limited                                                   366,000        14,252,040
Philadelphia
  Consolidated
  Holding Corp.*                                                       105,800         5,166,214
                                                                                 ---------------
                                                                                      41,070,507
                                                                                 ---------------
MACHINERY & COMPONENTS -- 11.2%
Actuant Corp. Cl. A*                                                   117,600         4,257,120
Hardinge, Inc.                                                         429,150         4,969,557
Helix Technology Corp.                                                 529,900         10,905,342
IDEX Corp.                                                             170,800         7,103,572
Kaydon Corp.                                                           320,600         8,284,304
Regal-Beloit Corp.                                                     207,000         4,554,000
Roper Industries, Inc.                                                 271,700        13,383,942
                                                                                 ---------------
                                                                                      53,457,837
                                                                                 ---------------
MEDICAL SUPPLIES -- 4.3%
Coherent, Inc.*                                                        460,100        10,950,380
Dionex Corp.*                                                          204,600         9,415,692
                                                                                 ---------------
                                                                                      20,366,072
                                                                                 ---------------
PHARMACEUTICALS -- 4.1%
Pharmaceutical
  Resources, Inc.*                                                      55,300   $     3,602,795
Taro Pharmaceutical
  Industries Limited*                                                  125,400         8,088,300
Valeant Pharmaceuticals
  International                                                        308,400         7,756,260
                                                                                 ---------------
                                                                                      19,447,355
                                                                                 ---------------
RESTAURANTS -- 1.1%
RARE Hospitality
  International, Inc.*                                                 215,731         5,272,466
                                                                                 ---------------
RETAIL -- 1.3%
Michaels Stores, Inc.                                                  136,300         6,024,460
                                                                                 ---------------
TRANSPORTATION -- 4.2%
Heartland Express, Inc.                                                340,390         8,234,034
Landstar System, Inc.*                                                 146,400         5,569,056
Quality Distribution, Inc.*                                             59,000         1,153,450
Robinson (C.H.)
  Worldwide, Inc.                                                      130,300         4,939,673
                                                                                 ---------------
                                                                                      19,896,213
                                                                                 ---------------

TOTAL EQUITIES
(COST $368,918,539)                                                                  445,681,920
                                                                                 ---------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 10.4%

CASH EQUIVALENTS -- 6.1%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                            $        78,523            78,523
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                    414,899           414,899
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                  1,244,696         1,244,696
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                    311,174           311,174
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                    311,174           311,174
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                  1,037,247         1,037,247

    The accompanying notes are an integral part of the financial statements.

                                                                   PRINCIPAL         MARKET
                                                                    AMOUNT           VALUE
                                                               ---------------   ---------------
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                            $       414,899   $       414,899
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                  2,074,494         2,074,494
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                    207,449           207,449
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                    829,798           829,798
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                    207,449           207,449
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                  2,136,729         2,136,729
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  1,140,972         1,140,972
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                    622,348           622,348
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                  1,037,247         1,037,247
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                    828,088           828,088
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                  1,035,363         1,035,363
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                          414,899           414,899
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                    228,194           228,194
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        1,427,276         1,427,276
Merrimac Money
  Market Fund                                                        3,443,660         3,443,660
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                  1,078,737         1,078,737
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                    518,623           518,623
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                            $       518,623   $       518,623
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                    414,899           414,899
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                  1,037,247         1,037,247
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                    518,623           518,623
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                    622,348           622,348
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                    518,623           518,623
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                    518,623           518,623
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                  1,037,247         1,037,247
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                    207,449           207,449
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                  2,489,394         2,489,394
                                                                                 ---------------
                                                                                      28,927,014
                                                                                 ---------------
REPURCHASE AGREEMENT -- 4.3%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                 20,612,141        20,612,141
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   49,539,155
                                                                                 ---------------

TOTAL INVESTMENTS -- 104.2%
(COST $418,457,694)***                                                               495,221,075

OTHER ASSETS/
(LIABILITIES) -- (4.2%)                                                              (19,885,095)
                                                                                 ---------------

NET ASSETS -- 100.0%                                                             $   475,335,980
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 ***  Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $20,612,965. Collateralized by U.S. Government Agency obligations with rates of 1.641% - 4.750%, and maturity dates of 07/20/2022 - 03/25/2033, and an aggregate market value, including accrued interest, of $21,642,748.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2003
                                                                                               ------------------
ASSETS:
    Investments, at value (cost $368,918,539) (NOTE 2)                                         $      445,681,920
    Short-term investments, at amortized cost (NOTE 2)                                                 49,539,155
                                                                                               ------------------
          Total Investments (including securities on loan with market values of $27,884,049)          495,221,075
       Cash                                                                                                 2,750
       Receivables from:
          Investments sold                                                                             10,170,473
          Fund shares sold                                                                                792,231
          Interest and dividends                                                                          197,844
                                                                                               ------------------
              Total assets                                                                            506,384,373
                                                                                               ------------------
LIABILITIES:
       Payables for:
          Investments purchased                                                                         1,235,676
          Fund shares repurchased                                                                         513,907
          Securities on loan (NOTE 2)                                                                  28,927,014
          Directors' fees and expenses (NOTE 3)                                                            13,697
          Affiliates (NOTE 3):
              Investment management fees                                                                  260,816
              Administration fees                                                                          59,142
              Service fees                                                                                  7,622
              Distribution fees                                                                                81
       Accrued expense and other liabilities                                                               30,438
                                                                                               ------------------
              Total liabilities                                                                        31,048,393
                                                                                               ------------------
       NET ASSETS                                                                              $      475,335,980
                                                                                               ==================
NET ASSETS CONSIST OF:
       Paid-in capital                                                                         $      398,602,905
       Distributions in excess of net investment income                                                   (11,291)
       Accumulated net realized loss on investments                                                       (19,015)
       Net unrealized appreciation on investments                                                      76,763,381
                                                                                               ------------------
                                                                                               $      475,335,980
                                                                                               ==================
NET ASSETS:
       Class A                                                                                 $       12,584,749
                                                                                               ==================
       Class L                                                                                 $       65,205,459
                                                                                               ==================
       Class Y                                                                                 $       11,895,979
                                                                                               ==================
       Class S                                                                                 $      385,516,946
                                                                                               ==================
       Class N                                                                                 $          132,847
                                                                                               ==================
SHARES OUTSTANDING:
       Class A                                                                                            943,742
                                                                                               ==================
       Class L                                                                                          4,867,685
                                                                                               ==================
       Class Y                                                                                            886,768
                                                                                               ==================
       Class S                                                                                         28,604,085
                                                                                               ==================
       Class N                                                                                             10,029
                                                                                               ==================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
       Class A                                                                                 $            13.33
                                                                                               ==================
       Class L                                                                                 $            13.40
                                                                                               ==================
       Class Y                                                                                 $            13.41
                                                                                               ==================
       Class S                                                                                 $            13.48
                                                                                               ==================
       Class N                                                                                 $            13.25
                                                                                               ==================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                  YEAR ENDED
                                                                                               DECEMBER 31, 2003
                                                                                               ------------------
INVESTMENT INCOME (NOTE 2):
       Dividends                                                                               $        4,268,989
       Interest (including securities lending income of $35,441)                                          104,084
                                                                                               ------------------
              Total investment income                                                                   4,373,073
                                                                                               ------------------
EXPENSES (NOTE 2):
       Investment management fees (NOTE 3)                                                              2,570,133
       Custody fees                                                                                        42,276
       Audit and legal fees                                                                                23,240
       Shareholder reporting fees                                                                          19,312
       Directors' fees (NOTE 3)                                                                            10,078
       Trustee reporting                                                                                    8,195
                                                                                               ------------------
                                                                                                        2,673,234
       Administration fees (NOTE 3):
          Class A                                                                                          33,831
          Class L                                                                                         207,499
          Class Y                                                                                          22,281
          Class S                                                                                         303,178
          Class N                                                                                             436
       Distribution fees (NOTE 3):
          Class N                                                                                             283
       Service fees (NOTE 3):
          Class A                                                                                          25,285
          Class N                                                                                             283
                                                                                               ------------------
              Total expenses                                                                            3,266,310
       Fees paid indirectly (NOTE 3)                                                                       (2,082)
                                                                                               ------------------
              Net expenses                                                                              3,264,228
                                                                                               ------------------
              NET INVESTMENT INCOME                                                                     1,108,845
                                                                                               ------------------
REALIZED AND UNREALIZED GAIN (LOSS):
       Net realized gain on investment transactions                                                     9,111,858
       Net change in unrealized appreciation (depreciation) on investments                            113,872,517
                                                                                               ------------------
              NET REALIZED AND UNREALIZED GAIN                                                        122,984,375
                                                                                               ------------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $      124,093,220
                                                                                               ==================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED           YEAR ENDED
                                                                                    DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                                          $        1,108,845    $        1,695,277
    Net realized gain on investment transactions                                            9,111,858            28,003,299
    Net change in unrealized appreciation (depreciation) on investments                   113,872,517          (103,226,836)
                                                                                   ------------------    ------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    124,093,220           (73,528,260)
                                                                                   ------------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
    From net investment income:
    Class L                                                                                   (60,163)              (99,670)
    Class Y                                                                                   (19,843)              (53,006)
    Class S                                                                                (1,035,273)           (1,546,007)
                                                                                   ------------------    ------------------
       TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                      (1,115,279)           (1,698,683)
                                                                                   ------------------    ------------------
    Tax return of capital:
    Class L                                                                                         -                  (974)
    Class Y                                                                                         -                  (518)
    Class S                                                                                         -               (15,100)
                                                                                   ------------------    ------------------
       TOTAL TAX RETURN OF CAPITAL                                                                  -               (16,592)
                                                                                   ------------------    ------------------
FROM NET REALIZED GAINS:
    Class A                                                                                         -              (650,837)
    Class L                                                                                         -            (3,268,461)
    Class Y                                                                                         -            (1,061,752)
    Class S                                                                                         -           (24,602,711)
                                                                                   ------------------    ------------------
       TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                                  -           (29,583,761)
                                                                                   ------------------    ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
    Class A                                                                                   732,580             2,857,569
    Class L                                                                                 1,193,464            13,551,688
    Class Y                                                                                (5,957,142)            2,855,443
    Class S                                                                               (59,888,432)         (111,987,304)
    Class N                                                                                         -               100,500*
                                                                                   ------------------    ------------------
       DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                            (63,919,530)          (92,622,104)
                                                                                   ------------------    ------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                                59,058,411          (197,449,400)

NET ASSETS:
    Beginning of year                                                                     416,277,569           613,726,969
                                                                                   ------------------    ------------------
    End of year (including distributions in excess of net investment income of
      $11,291 and undistributed net investment income of $191,928, respectively)   $      475,335,980    $      416,277,569
                                                                                   ==================    ==================

 *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        CLASS A
                                                                                       -----------
                                                                     YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                                      12/31/03           12/31/02          12/31/01
                                                                     -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     10.15       $     12.62       $     13.36
                                                                     -----------       -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                            (0.02)***         (0.01)***         (0.00)***+
   Net realized and unrealized gain (loss) on investments                   3.20             (1.68)             0.42
                                                                     -----------       -----------       -----------
      Total income (loss) from investment operations                        3.18             (1.69)             0.42
                                                                     -----------       -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                                                  -                 -             (0.01)
   From net realized gains                                                     -             (0.78)            (1.15)
                                                                     -----------       -----------       -----------
      Total distributions                                                      -             (0.78)            (1.16)
                                                                     -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                                       $     13.33       $     10.15       $     12.62
                                                                     ===========       ===========       ===========
TOTAL RETURN(a)                                                            31.43%           (13.30)%            3.12%

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $    12,585       $     9,079       $     8,361
   Ratio of expenses to average daily net assets:
      Before expense waiver                                                 1.19%             1.19%             1.19%
      After expense waiver                                                  1.19%(b)          1.19%(b)           N/A
   Net investment income (loss) to average daily net assets                (0.21)%           (0.13)%           (0.01)%
   Portfolio turnover rate                                                    26%               49%               91%

                                                                                CLASS A
                                                                                -------
                                                                      YEAR ENDED        YEAR ENDED
                                                                       12/31/00          12/31/99
                                                                     -----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     13.56       $      14.07
                                                                     -----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                             0.01***            0.07***
   Net realized and unrealized gain (loss) on investments                   1.82              (0.13)
                                                                     -----------       ------------
      Total income (loss) from investment operations                        1.83              (0.06)
                                                                     -----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                                              (0.08)             (0.09)
   From net realized gains                                                 (1.95)             (0.36)
                                                                     -----------       ------------
      Total distributions                                                  (2.03)             (0.45)
                                                                     -----------       ------------
NET ASSET VALUE, END OF PERIOD                                       $     13.36       $      13.56
                                                                     ===========       ============
TOTAL RETURN(a)                                                            13.68%             (0.36)%

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $     4,093       $        262
   Ratio of expenses to average daily net assets:
      Before expense waiver                                                 1.19%              1.22%
      After expense waiver                                                   N/A                N/A
   Net investment income (loss) to average daily net assets                0.07%               0.49%
   Portfolio turnover rate                                                    61%                34%

                                                                                        CLASS L
                                                                                       -----------
                                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                      12/31/03          12/31/02          12/31/01
                                                                     -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     10.18       $     12.65       $     13.38
                                                                     -----------       -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.00***+          0.01***           0.03***
   Net realized and unrealized gain (loss) on investments                   3.23             (1.68)             0.43
                                                                     -----------       -----------       -----------
      Total income (loss) from investment operations                        3.23             (1.67)             0.46
                                                                     -----------       -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (0.01)            (0.02)            (0.04)
   Tax return of capital                                                       -             (0.00)+               -
   From net realized gains                                                     -             (0.78)            (1.15)
                                                                     -----------       -----------       -----------
      Total distributions                                                  (0.01)            (0.80)            (1.19)
                                                                     -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                                       $     13.40       $     10.18       $     12.65
                                                                     ===========       ===========       ===========

TOTAL RETURN(a)                                                            31.73%           (13.07)%            3.38%

RATIOS / SUPPLEMENTAL DATA:

   Net assets, end of period (000's)                                 $    65,205       $    45,887       $    42,174
   Ratio of expenses to average daily net assets:
     Before expense waiver                                                  0.94%             0.94%             0.94%
     After expense waiver                                                   0.94%(b)          0.94%(b)           N/A
   Net investment income to average daily net assets                        0.04%             0.12%             0.25%
   Portfolio turnover rate                                                    26%               49%               91%

                                                                                CLASS L
                                                                                -------
                                                                     YEAR ENDED        PERIOD ENDED
                                                                      12/31/00          12/31/99^
                                                                     -----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     13.55       $      13.66
                                                                     -----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.05***            0.08***
   Net realized and unrealized gain (loss) on investments                   1.82               0.32
                                                                     -----------       ------------
      Total income (loss) from investment operations                        1.87               0.40
                                                                     -----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (0.09)             (0.15)
   Tax return of capital                                                       -                  -
   From net realized gains                                                 (1.95)             (0.36)
                                                                     -----------       ------------
      Total distributions                                                  (2.04)             (0.51)
                                                                     -----------       ------------
NET ASSET VALUE, END OF PERIOD                                       $     13.38       $      13.55
                                                                     ===========       ============

TOTAL RETURN(a)                                                            13.97%              2.97%**

RATIOS / SUPPLEMENTAL DATA:

   Net assets, end of period (000's)                                 $    22,795       $      1,634
   Ratio of expenses to average daily net assets:
     Before expense waiver                                                  0.94%              0.94%*
     After expense waiver                                                    N/A                N/A
   Net investment income to average daily net assets                        0.34%              0.83%*
   Portfolio turnover rate                                                    61%                34%**

   *    ANNUALIZED.
   **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   + NET INVESTMENT INCOME (LOSS) AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
   ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                        CLASS Y
                                                                                        -------
                                                                     YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                                      12/31/03           12/31/02         12/31/01
                                                                     -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     10.19       $     12.66       $     13.39
                                                                     -----------       -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.02***           0.03***           0.05***
   Net realized and unrealized gain (loss) on investments                   3.22             (1.68)             0.44
                                                                     -----------       -----------       -----------
      Total income (loss) from investment operations                        3.24             (1.65)             0.49
                                                                     -----------       -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (0.02)            (0.04)            (0.07)
   Tax return of capital                                                       -             (0.00)+               -
   From net realized gains                                                     -             (0.78)            (1.15)
                                                                     -----------       -----------       -----------
      Total distributions                                                  (0.02)            (0.82)            (1.22)
                                                                     -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                                       $     13.41       $     10.19       $     12.66
                                                                     ===========       ===========       ===========
TOTAL RETURN(a)                                                            31.91%           (12.93)%            3.56%

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $    11,896       $    14,820       $    15,265
   Ratio of expenses to average daily net assets:
      Before expense waiver                                                 0.79%             0.79%             0.79%
      After expense waiver                                                  0.79%(b)          0.79%(b)           N/A
   Net investment income to average daily net assets                        0.22%             0.27%             0.40%
   Portfolio turnover rate                                                    26%               49%               91%

                                                                                CLASS Y
                                                                                -------
                                                                      YEAR ENDED       YEAR ENDED
                                                                       12/31/00         12/31/99
                                                                     -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     13.56       $     14.06
                                                                     -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.08***           0.12***
   Net realized and unrealized gain (loss) on investments                   1.79             (0.11)
                                                                     -----------       -----------
      Total income (loss) from investment operations                        1.87              0.01
                                                                     -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (0.09)            (0.15)
   Tax return of capital                                                       -                 -
   From net realized gains                                                 (1.95)            (0.36)
                                                                     -----------       -----------
      Total distributions                                                  (2.04)            (0.51)
                                                                     -----------       -----------
NET ASSET VALUE, END OF PERIOD                                       $     13.39       $     13.56
                                                                     ===========       ===========
TOTAL RETURN(a)                                                            14.02%             0.13%

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $     7,444       $     3,990
   Ratio of expenses to average daily net assets:
      Before expense waiver                                                 0.78%             0.80%
      After expense waiver                                                   N/A               N/A
   Net investment income to average daily net assets                        0.54%             0.86%
   Portfolio turnover rate                                                    61%               34%

                                                                                        CLASS S
                                                                                        -------
                                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                      12/31/03          12/31/02          12/31/01
                                                                     -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     10.24       $     12.71       $     13.43
                                                                     -----------       -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.03***           0.04***           0.07***
   Net realized and unrealized gain (loss) on investments                   3.25             (1.68)             0.43
                                                                     -----------       -----------       -----------
      Total income (loss) from investment operations                        3.28             (1.64)             0.50
                                                                     -----------       -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (0.04)            (0.05)            (0.07)
   Tax return of capital                                                       -             (0.00)+               -
   From net realized gains                                                     -             (0.78)            (1.15)
                                                                     -----------       -----------       -----------
      Total distributions                                                  (0.04)            (0.83)            (1.22)
                                                                     -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                                       $     13.48       $     10.24       $     12.71
                                                                     ===========       ===========       ===========
TOTAL RETURN(a)                                                            31.99%           (12.80)%            3.63%

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $   385,517       $   346,390       $   547,927
   Ratio of expenses to average daily net assets:
      Before expense waiver                                                 0.69%             0.69%             0.69%
      After expense waiver                                                  0.69%(b)          0.69%(b)           N/A
   Net investment income to average daily net assets                        0.30%             0.37%             0.50%
   Portfolio turnover rate                                                    26%               49%               91%

                                                                                CLASS S
                                                                                -------
                                                                     YEAR ENDED        YEAR ENDED
                                                                      12/31/00          12/31/99
                                                                     -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $     13.58       $     14.06
                                                                     -----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                    0.10***           0.14***
   Net realized and unrealized gain (loss) on investments                   1.80             (0.11)
                                                                     -----------       -----------
      Total income (loss) from investment operations                        1.90              0.03
                                                                     -----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (0.10)            (0.15)
   Tax return of capital                                                       -                 -
   From net realized gains                                                 (1.95)            (0.36)
                                                                     -----------       -----------
      Total distributions                                                  (2.05)            (0.51)
                                                                     -----------       -----------
NET ASSET VALUE, END OF PERIOD                                       $     13.43       $     13.58
                                                                     ===========       ===========
TOTAL RETURN(a)                                                            14.19%             0.25%

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $   580,065       $   640,600
   Ratio of expenses to average daily net assets:
      Before expense waiver                                                 0.68%             0.67%
      After expense waiver                                                   N/A               N/A
   Net investment income to average daily net assets                        0.68%             1.03%
   Portfolio turnover rate                                                    61%               34%

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                   CLASS N
                                                                                                   -------
                                                                                       YEAR ENDED          PERIOD ENDED
                                                                                        12/31/03             12/31/02^
                                                                                      -------------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $       10.12        $       10.02
                                                                                      -------------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                                         (0.06)***            (0.00)***+
  Net realized and unrealized gain on investments                                              3.19                 0.10
                                                                                      -------------        -------------
      Total income from investment operations                                                  3.13                 0.10
                                                                                      -------------        -------------
NET ASSET VALUE, END OF PERIOD                                                        $       13.25        $       10.12
                                                                                      =============        =============
TOTAL RETURN(a)                                                                               30.93%(c)                -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                   $         133        $         101
  Ratio of expenses to average daily net assets:
      Before expense waiver                                                                    1.49%                   -@
      After expense waiver                                                                     1.49%(b)                -@
  Net investment loss to average daily net assets                                             (0.51)%                  -@
  Portfolio turnover rate                                                                        26%                  49%

   ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
   ^    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
   (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital by investing primarily in a
MASSMUTUAL MID CAP             diversified portfolio of equity securities of
GROWTH EQUITY FUND?            mid-sized companies (companies with market
                               capitalizations, at the time of purchase, of $2 billion to $10 billion).

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares advanced 30.70%, lagging
                               the 45.51% return of the Russell 2500 Index, a broadly based, unmanaged index of 2500 medium-and small capitalization common stocks.

WHAT WAS THE INVESTMENT        The theme of small-cap dominance continued during
BACKGROUND DURING              the third quarter, as small capitalization issues
THE PERIOD?                    outperformed their mid- and large-cap
                               counterparts. Additionally, during this
                               timeframe, growth outperformed value. The fourth quarter was another strong, positive period for the broad market indexes. As opposed to the previous four quarters, value stocks as measured by the Russell 1000, Russell Mid Cap Value, and
                               Russell 2000 Value Indexes outperformed their growth counterparts as the market reversed its growth-dominated focus and broadened the return spectrum.

WHAT FACTORS CONTRIBUTED       Stock selection in a few key sectors was the main
TO THE FUND'S                  driver of the Fund's relative returns during the
PERFORMANCE?                   third quarter, as sector allocation fueled
                               performance. In particular, the Fund's allocation to the technology sector was a primary contributor, as technology stocks continued to dominate the other major economic sectors. The five sectors where stock selection hindered performance were technology, health care, utilities, consumer staples and transportation.
                               Turning to the fourth quarter, stock selection in the utilities sector was the single largest contributor to performance, followed closely by the Fund's technology sector allocation. Stock selection in the consumer discretionary and producer durables sectors also contributed during the quarter. Driving the Fund's relative performance during the period was the Fund's stock selection in three sectors - technology, health care, and transportation.

WHAT IS YOUR OUTLOOK?          After three years of one of the strongest bear
                               markets in history, we are very pleased with the general recovery of the equity markets, as most major market capitalization segments measured by the Russell indexes gained approximately 30% or more during 2003. With the market exiting its bull market infancy, combined with continued accommodative Federal Reserve Board Policy and the expanding domestic and world economy, our optimism for future market advancement continues.

                      MASSMUTUAL MID CAP GROWTH EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

International Game Technology
Adobe Systems, Inc.
Citrix Systems, Inc.
Paccar, Inc.
American Power Conversion Corp.
Biomet, Inc.
Qwest Communications International, Inc.
Veritas Software Corp.
Garmin Limited
Mercury Interactive Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Mid Cap Growth Equity Fund Class S, Class A, Class Y, Class L and the Russell 2500 Index.

MASSMUTUAL MID CAP GROWTH EQUITY FUND
TOTAL RETURN

                                          SINCE INCEPTION
                          ONE YEAR        AVERAGE ANNUAL
                     1/1/03 - 12/31/03   5/3/99 - 12/31/03
Class S                     30.70%            -3.19%
Class A                     30.15%            -3.61%
Class Y                     30.76%            -3.23%
Class L                     30.35%            -3.37%
----------------------------------------------------------
Russell 2500 Index          45.51%             9.23%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S     CLASS A     CLASS Y     CLASS L    RUSSELL 2500 INDEX
 5/3/99     $  10,000   $  10,000   $  10,000   $  10,000       $   10,000
  12/99     $  13,340   $  13,900   $  13,940   $  13,930       $   11,961
12/2000     $  12,949   $  12,859   $  12,949   $  12,919       $   12,472
12/2001     $   9,127   $   9,021   $   9,108   $   9,084       $   12,624
12/2002     $   6,578   $   6,473   $   6,561   $   6,537       $   10,378
12/2003     $   8,598   $   8,425   $   8,578   $   8,522       $   15,100

Hypothetical Investments in MassMutual Mid Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index.

MASSMUTUAL MID CAP GROWTH EQUITY FUND
TOTAL RETURN

                                           SINCE INCEPTION
                          ONE YEAR         AVERAGE ANNUAL
                     1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                     29.74%            29.43%
Class N (CDSC fees
  deducted)                 28.74%            28.43%
------------------------------------------------------------
Russell 2500 Index          45.51%            46.21%

[CHART]

                          CLASS N        CLASS N (CDSC FEES DEDUCTED)   RUSSELL 2500 INDEX
12/31/2002               $  10,000               $   10,000                  $  10,000
    6/2003               $  11,382               $   11,282                  $  10,832
   12/2003               $  12,952               $   12,852                  $  14,636

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL MID CAP GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                 NUMBER OF          MARKET
                                                                  SHARES             VALUE
                                                              ---------------   ---------------
EQUITIES -- 97.8%

APPAREL, TEXTILES & SHOES -- 1.3%
Coach, Inc.*                                                           56,300   $     2,125,325
                                                                                ---------------
AUTOMOTIVE & PARTS -- 3.9%
Autoliv, Inc.                                                          50,500         1,901,325
Paccar, Inc.                                                           49,700         4,230,464
                                                                                ---------------
                                                                                      6,131,789
                                                                                ---------------
BANKING, SAVINGS & LOANS -- 1.7%
Hudson City
  Bancorp, Inc.                                                        70,500         2,691,690
                                                                                ---------------
COMMERCIAL SERVICES -- 3.0%
Career Education Corp.*                                                65,000         2,604,550
ITT Educational
  Services, Inc.*                                                      44,900         2,108,953
                                                                                ---------------
                                                                                      4,713,503
                                                                                ---------------
COMMUNICATIONS -- 7.5%
Juniper Networks, Inc.*                                               122,800         2,293,904
Research In
  Motion Limited*                                                      35,500         2,372,465
Sonus Networks, Inc.*                                                 256,200         1,936,872
UTStarcom, Inc.*                                                       63,000         2,335,410
XM Satellite Radio
  Holdings, Inc. Cl. A*                                               110,100         2,902,236
                                                                                ---------------
                                                                                     11,840,887
                                                                                ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.5%
Synopsys, Inc.*                                                        70,700         2,386,832
                                                                                ---------------
COMPUTER PROGRAMMING SERVICES -- 6.1%
Cognizant Technology
  Solutions Corp.*                                                     75,100         3,427,564
Mercury
  Interactive Corp.*                                                   70,500         3,429,120
VeriSign, Inc.*                                                       173,600         2,829,680
                                                                                ---------------
                                                                                      9,686,364
                                                                                ---------------
COMPUTERS & INFORMATION -- 7.0%
Cognos, Inc.*                                                          71,900         2,201,578
International Game
  Technology                                                          128,000         4,569,600
Sandisk Corp.*                                                         21,700         1,326,738
Zebra Technologies
  Corp. Cl. A*                                                         45,300         3,006,561
                                                                                ---------------
                                                                                     11,104,477
                                                                                ---------------
DATA PROCESSING & PREPARATION -- 1.6%
Total System
  Services, Inc.                                                       79,700         2,481,061
                                                                                ---------------
ELECTRIC UTILITIES -- 1.4%
Great Plains Energy, Inc.                                              71,100   $     2,262,402
                                                                                ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 12.0%
American Power
  Conversion Corp.                                                    164,800         4,029,360
ATI Technologies, Inc.*                                               155,000         2,343,600
Garmin Limited                                                         67,800         3,693,744
Marvell Technology
  Group Limited*                                                       66,400         2,518,552
Nvidia Corp.*                                                         142,100         3,303,825
Rockwell
  Automation, Inc.                                                     90,600         3,225,360
                                                                                ---------------
                                                                                     19,114,441
                                                                                ---------------
ENERGY -- 5.2%
Canadian Natural
  Resources Limited                                                    50,100         2,527,044
Chesapeake Energy Corp.                                               240,000         3,259,200
Sunoco, Inc.                                                           47,000         2,404,050
                                                                                ---------------
                                                                                      8,190,294
                                                                                ---------------
ENTERTAINMENT & LEISURE -- 1.2%
GTECH Holdings Corp.                                                   40,000         1,979,600
                                                                                ---------------
FINANCIAL SERVICES -- 2.3%
Catellus
  Development Corp.                                                    87,000         2,098,440
Doral Financial Corp.                                                  47,100         1,520,388
                                                                                ---------------
                                                                                      3,618,828
                                                                                ---------------
FOODS -- 1.9%
Dean Foods Co.*                                                        90,600         2,978,022
                                                                                ---------------
HEAVY CONSTRUCTION -- 1.7%
Hovnanian K
  Enterprises, Inc.*                                                   30,300         2,637,918
                                                                                ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 2.9%
Centex Corp.                                                           20,900         2,249,885
The Ryland Group, Inc.                                                 27,300         2,419,872
                                                                                ---------------
                                                                                      4,669,757
                                                                                ---------------
INSURANCE -- 1.3%
Aetna, Inc.                                                            30,200         2,040,916
                                                                                ---------------
MEDICAL SUPPLIES -- 4.6%
Biomet, Inc.                                                          109,400         3,983,254
St. Jude Medical, Inc.*                                                53,300         3,269,955
                                                                                ---------------
                                                                                      7,253,209
                                                                                ---------------
METALS & MINING -- 1.5%
Cameco Corp.                                                           40,500         2,332,800
                                                                                ---------------
PHARMACEUTICALS -- 8.6%
American
  Pharmacuetical
  Partners, Inc.*                                                      49,100   $     1,649,760
Invitrogen Corp.*                                                      30,000         2,100,000
Millennium
  Pharmaceuticals, Inc.*                                              123,100         2,298,277
Mylan Laboratories, Inc.                                              122,250         3,088,035
Pharmaceutical
  Resources, Inc.*                                                     30,500         1,987,075
Watson
  Pharmaceutical, Inc.*                                                54,000         2,484,000
                                                                                ---------------
                                                                                     13,607,147
                                                                                ---------------
PREPACKAGED SOFTWARE -- 11.6%
Adobe Systems, Inc.                                                   109,300         4,295,490
Citrix Systems, Inc.*                                                 199,900         4,239,879
Electronic Arts, Inc.*                                                 59,000         2,819,020
Symantec Corp.*                                                        96,600         3,347,190
Veritas Software Corp.*                                               100,500         3,734,580
                                                                                ---------------
                                                                                     18,436,159
                                                                                ---------------
RETAIL -- 2.1%
Marvel Enterprises, Inc.*                                             112,300         3,269,053
                                                                                ---------------
TELEPHONE UTILITIES -- 5.9%
Adtran, Inc.                                                           91,800         2,845,800
Nextel Partners,
  Inc. Cl. A*                                                         209,000         2,811,050
Qwest Communications
  International, Inc.*                                                873,000         3,771,360
                                                                                ---------------
                                                                                      9,428,210
                                                                                ---------------

TOTAL EQUITIES
(COST $126,485,118)                                                                 154,980,684
                                                                                ---------------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                              ---------------
SHORT-TERM INVESTMENTS -- 31.1%

CASH EQUIVALENTS 28.5%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                           $       122,559           122,559
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                   647,573           647,573
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                 1,942,717         1,942,717

    The accompanying notes are an integral part of the financial statements.

                                                                 PRINCIPAL          MARKET
                                                                  AMOUNT             VALUE
                                                              ---------------   ---------------
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                           $       485,679   $       485,679
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                   485,679           485,679
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                 1,618,930         1,618,930
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                   647,573           647,573
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                 3,237,861         3,237,861
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                   323,787           323,787
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                 1,295,144         1,295,144
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                   323,787           323,787
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                 3,334,997         3,334,997
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                 1,780,824         1,780,824
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                   971,359           971,359
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                 1,618,930         1,618,930
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                 1,292,476         1,292,476
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                 1,615,989         1,615,989
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                                         647,573           647,573
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                   356,165           356,165
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                       2,227,685         2,227,685
Merrimac Money
  Market Fund                                                 $     5,374,849   $     5,374,849
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                 1,683,688         1,683,688
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                   809,465           809,465
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                   809,465           809,465
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                   647,573           647,573
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                 1,618,930         1,618,930
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                   809,465           809,465
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                   971,359           971,359
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                   809,465           809,465
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                   809,465           809,465
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                 1,618,930         1,618,930
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                   323,787           323,787
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                 3,885,428         3,885,428
                                                                                ---------------
                                                                                     45,149,156
                                                                                ---------------
REPURCHASE AGREEMENT -- 2.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                 4,142,212         4,142,212
                                                                                ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  49,291,368
                                                                                ---------------

TOTAL INVESTMENTS -- 128.9%
(COST $175,776,486)***                                                              204,272,052

OTHER ASSETS/
(LIABILITIES) -- (28.9%)                                                            (45,785,717)
                                                                                ---------------

NET ASSETS -- 100.0%                                                            $   158,486,335
                                                                                ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 *       Non-income producing security.
 **      Represents investments of security lending collateral. (NOTE 2).
 ***     Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $4,142,378. Collateralized by U.S. Government Agency obligation with a rate of 4.575%, maturity date of 09/25/2015, and an aggregate market value, including accrued interest, of $4,349,323.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                     DECEMBER 31, 2003
                                                                    -------------------
ASSETS:
        Investments, at value (cost $126,485,118) (NOTE 2)          $       154,980,684
        Short-term investments, at amortized cost (NOTE 2)                   49,291,368
                                                                    -------------------
             Total Investments (including securities on loan
               with market values of $43,702,571)                           204,272,052
        Cash                                                                     11,707
        Receivables from:
             Investments sold                                                 2,098,111
             Fund shares sold                                                   234,319
             Interest and dividends                                             108,599
             Foreign taxes withheld                                                 607
                                                                    -------------------
                 Total assets                                               206,725,395
                                                                    -------------------
LIABILITIES:
        Payables for:
             Investments purchased                                            2,557,380
             Fund shares repurchased                                            354,549
             Securities on loan (NOTE 2)                                     45,149,156
             Directors' fees and expenses (NOTE 3)                                4,746
             Affiliates (NOTE 3):
                 Investment management fees                                      99,392
                 Administration fees                                             27,970
                 Service fees                                                    23,785
                 Distribution fees                                                   84
        Accrued expense and other liabilities                                    21,998
                                                                    -------------------
                 Total liabilities                                           48,239,060
                                                                    -------------------
        NET ASSETS                                                  $       158,486,335
                                                                    ===================
NET ASSETS CONSIST OF:
        Paid-in capital                                             $       253,296,970
        Accumulated net investment loss                                          (3,985)
        Accumulated net realized loss on investments                       (123,302,216)
        Net unrealized appreciation on investments                           28,495,566
                                                                    -------------------
                                                                    $       158,486,335
                                                                    ===================
NET ASSETS:
        Class A                                                     $        37,975,606
                                                                    ===================
        Class L                                                     $        35,668,365
                                                                    ===================
        Class Y                                                     $        16,201,631
                                                                    ===================
        Class S                                                     $        68,504,021
                                                                    ===================
        Class N                                                     $           136,712
                                                                    ===================
SHARES OUTSTANDING:
        Class A                                                               4,973,085
                                                                    ===================
        Class L                                                               4,614,006
                                                                    ===================
        Class Y                                                               2,083,521
                                                                    ===================
        Class S                                                               8,790,050
                                                                    ===================
        Class N                                                                  18,009
                                                                    ===================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                     $              7.64
                                                                    ===================
        Class L                                                     $              7.73
                                                                    ===================
        Class Y                                                     $              7.78
                                                                    ===================
        Class S                                                     $              7.79
                                                                    ===================
        Class N                                                     $              7.59
                                                                    ===================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                         YEAR ENDED
                                                                     DECEMBER 31, 2003
                                                                    -------------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $1,476)                $           569,100
        Interest (including securities lending income of $53,174)                65,535
                                                                    -------------------
             Total investment income                                            634,635
                                                                    -------------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                     932,824
        Audit and legal fees                                                     20,570
        Custody fees                                                             13,283
        Trustee reporting                                                         8,196
        Shareholder reporting fees                                                5,764
        Directors' fees (NOTE 3)                                                  3,011
                                                                    -------------------
                                                                                983,648
        Administration fees (NOTE 3):
          Class A                                                                95,205
          Class L                                                                96,682
          Class Y                                                                19,628
          Class S                                                                50,995
          Class N                                                                   414
        Distribution fees (NOTE 3):
          Class N                                                                   289
        Service fees (NOTE 3):
          Class A                                                                77,403
          Class N                                                                   289
                                                                    -------------------
             Total expenses                                                   1,324,553
        Fees paid indirectly (NOTE 3)                                           (45,145)
                                                                    -------------------
             Net expenses                                                     1,279,408
                                                                    -------------------
             NET INVESTMENT LOSS                                               (644,773)
                                                                    -------------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                          3,277,574
        Net change in unrealized appreciation (depreciation) on
          investments                                                        32,545,025
                                                                    -------------------
             NET REALIZED AND UNREALIZED GAIN                                35,822,599
                                                                    -------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $        35,177,826
                                                                    ===================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED             YEAR ENDED
                                                                     DECEMBER 31, 2003      DECEMBER 31, 2002
                                                                    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                         $          (644,773)   $          (721,385)
        Net realized gain (loss) on investment transactions                   3,277,574            (33,542,944)
        Net change in unrealized appreciation (depreciation) on
          investments                                                        32,545,025             (7,482,549)
                                                                    -------------------    -------------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING
              FROM OPERATIONS                                                35,177,826            (41,746,878)
                                                                    -------------------    -------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                               6,589,315              4,848,505
        Class L                                                               3,029,178              4,638,710
        Class Y                                                               3,502,167                476,039
        Class S                                                               5,702,869            (13,153,240)
        Class N                                                                   6,303                100,500*
                                                                    -------------------    -------------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                             18,829,832             (3,089,486)
                                                                    -------------------    -------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                              54,007,658            (44,836,364)

NET ASSETS:
        Beginning of year                                                   104,478,677            149,315,041
                                                                    -------------------    -------------------
        End of year (including accumulated net investment loss of
          $3,985 and $2,944, respectively)                          $       158,486,335    $       104,478,677
                                                                    ===================    ===================

 *      CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              CLASS A
                                                                              -------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99^
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     5.87      $     8.18      $    11.66      $    13.90      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.05)***       (0.06)***       (0.08)***       (0.13)***         (0.07)***
  Net realized and unrealized gain (loss)
    on investments                                 1.82           (2.25)          (3.40)          (0.84)             3.97
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    1.77           (2.31)          (3.48)          (0.97)             3.90
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                               -               -               -           (0.01)                -
  From net realized gains                             -               -               -           (1.26)                -
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -               -           (1.27)                -
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $     7.64      $     5.87      $     8.18      $    11.66      $      13.90
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   30.15%         (28.24)%        (29.85)%         (7.49)%           39.00%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   37,976      $   23,351      $   27,226      $   25,239      $        682
  Ratio of expenses to average daily net
    assets:
    Before expense waiver                          1.30%           1.30%           1.30%           1.33%             1.36%*
    After expense waiver#                          1.26%(b)        1.29%           1.27%           1.28%              N/A
  Net investment loss to average daily
    net assets                                    (0.78)%         (0.90)%         (0.86)%         (0.91)%           (0.86)%*
  Portfolio turnover rate                           128%            284%            160%            153%              127%**

                                                                              CLASS L
                                                                              -------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99^
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     5.93      $     8.24      $    11.72      $    13.93      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.04)***       (0.04)***       (0.05)***       (0.09)***         (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                 1.84           (2.27)          (3.43)          (0.85)             3.98
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    1.80           (2.31)          (3.48)          (0.94)             3.93
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -               -           (0.00)+             -                 -
  Tax return of capital                               -               -               -           (0.01)                -
  From net realized gains                             -               -               -           (1.26)                -
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -           (0.00)          (1.27)                -
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $     7.73      $     5.93      $     8.24      $    11.72      $      13.93
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   30.35%         (28.03)%        (29.68)%         (7.26)%           39.30%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   35,668      $   24,204      $   28,351      $   27,061      $      4,642
  Ratio of expenses to average daily net
    assets:
    Before expense waiver                          1.05%           1.05%           1.05%           1.08%             1.12%*
    After expense waiver#                          1.01%(b)        1.04%           1.02%           1.03%              N/A
  Net investment loss to average daily net
    assets                                        (0.54)%         (0.65)%         (0.61)%         (0.65)%           (0.63)%*
  Portfolio turnover rate                           128%            284%            160%            153%              127%**

  *      ANNUALIZED.
  **     PERCENTAGE REPRESENTS RESULTS FROM THE PERIOD AND ARE NOT ANNUALIZED.
  ***    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +      DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR ALL PERIODS SHOWN IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS Y
                                                                             ----------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99^
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     5.95      $     8.26      $    11.75      $    13.94      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.03)***       (0.03)***       (0.05)***       (0.07)***         (0.04)***
  Net realized and unrealized gain (loss)
    on investments                                 1.86           (2.28)          (3.44)          (0.85)             3.98
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    1.83           (2.31)          (3.49)          (0.92)             3.94
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -               -           (0.00)+             -                 -
  Tax return of capital                               -               -               -           (0.01)                -
  From net realized gains                             -               -               -           (1.26)                -
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -           (0.00)          (1.27)                -
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $     7.78      $     5.95      $     8.26      $    11.75      $      13.94
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   30.76%         (27.97)%        (29.67)%         (7.11)%           39.40%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   16,202      $    9,379      $   12,490      $   48,079      $     41,952
  Ratio of expenses to average daily net
    assets:
    Before expense waiver                          0.90%           0.90%           0.90%           0.92%             0.98%*
    After expense waiver#                          0.86%(b)        0.89%           0.87%           0.88%              N/A
  Net investment loss to average daily net
    assets                                        (0.38)%         (0.50)%         (0.49)%         (0.50)%           (0.48)%*
  Portfolio turnover rate                           128%            284%            160%            153%              127%**

                                                                              CLASS S
                                                                             ----------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99+
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     5.96      $     8.27      $    11.75      $    13.94      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.02)***       (0.03)***       (0.04)***       (0.06)***         (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                 1.85           (2.28)          (3.43)          (0.86)             3.96
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    1.83           (2.31)          (3.47)          (0.92)             3.94
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -               -           (0.01)              -                 -
  Tax return of capital                               -               -               -           (0.01)                -
  From net realized gains                             -               -               -           (1.26)                -
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -           (0.01)          (1.27)                -
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $     7.79      $     5.96      $     8.27      $    11.75      $      13.94
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   30.70%         (27.93)%        (29.52)          (7.11)%           39.40%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   68,504      $   47,443      $   81,248      $  120,207      $     60,279
  Ratio of expenses to average daily net
    assets:
    Before expense waiver                          0.83%           0.83%           0.83%           0.85%             0.89%*
    After expense waiver#                          0.79%(b)        0.82%           0.80%           0.81%              N/A
  Net investment loss to average daily net
    assets                                        (0.32)%         (0.43)%         (0.40)%         (0.43)%           (0.32)%
  Portfolio turnover rate                           128%            284%            160%            153%              127%**

  *      ANNUALIZED.
  **     PERCENTAGE REPRESENTS RESULTS FROM THE PERIOD AND ARE NOT ANNUALIZED.
  ***    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +      DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b)    THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO
         REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                               CLASS N
                                                               -------
                                                     YEAR ENDED        PERIOD ENDED
                                                      12/31/03          12/31/02^^
                                                     ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     5.85        $       5.86
                                                     ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                     (0.07)***           (0.00)***+
  Net realized and unrealized gain (loss) on
    investments                                            1.81               (0.01)
                                                     ----------        ------------
       Total income (loss) from investment
         operations                                        1.74               (0.01)
                                                     ----------        ------------
NET ASSET VALUE, END OF PERIOD                       $     7.59        $       5.85
                                                     ==========        ============
TOTAL RETURN(a)                                           29.74%(c)               -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $      137        $        100
  Ratio of expenses to average daily net assets:
    Before expense waiver                                  1.60%                  -@
    After expense waiver                                   1.56%(b)               -@
  Net investment loss to average daily net assets         (1.09)%                 -@
  Portfolio turnover rate                                   128%                284%

  ***    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +      NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^^     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @      AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE MASSMUTUAL    growth of capital by investing primarily in a
MID CAP GROWTH EQUITY II       diversified portfolio of equity securities of
FUND?                          mid-sized companies (those with market
                               capitalizations, at the time of purchase, that fall within the range of companies in the S&P
                               MidCap 400 Index or the Russell MidCap Growth
                               Index). The Fund uses a growth-oriented
                               investment strategy.

HOW DID THE FUND PERFORM       For the 12 months ending December 31, 2003, the
DURING 2003?                   Fund's Class S shares returned 38.32%,
                               outperforming the 35.59% return of the S&P MidCap
                               400 Index, a market capitalization-weighted, unmanaged index of 400 medium capitalization common stocks, but trailing the 42.71% return of the Russell MidCap Growth Index, which tracks the performance of mid-cap growth stocks.

WHAT WAS THE INVESTMENT        Domestic stocks fell slightly in September,
BACKGROUND DURING THE          though earlier in the month, several indexes had
PERIOD?                        reached their highest levels in over a year.
                               Brokerage upgrades, particularly in the
                               technology sector, dividend increases from
                               Microsoft and other companies, plus assurances from the Federal Reserve (Fed) that short-term interest rates could remain low "for a considerable period" were initially supportive.
                               However, gains were erased by earnings warnings from several blue chips, some disappointing economic data and an OPEC-induced rise in oil prices. Small caps fared slightly worse than their larger peers. Value generally outperformed growth.

                               In the fourth quarter the equity markets advanced strongly, extending the rally that began in March and lifting several major indexes to levels not seen in nearly two years. Many factors supported the advance, including stronger corporate earnings and economic growth, signs of job market improvement, a pick-up in merger activity and repeated assurances from Fed officials that short-term interest rates could remain low due to low inflation. The market largely ignored several potential areas of concern, including a series of investment industry scandals and protracted weakness in the U.S. dollar versus other currencies. Small- and mid-cap shares outperformed large caps during the period.

WHAT FACTORS CONTRIBUTED       During the third quarter, utilities performed
TO THE FUND'S PERFORMANCE?     best in the broad market (measured by the
                               Wilshire 5000 Index), while financial and health care shares also rose, particularly among smaller companies. The weakest sectors were telecommunication services, consumer discretionary and materials. Within the mid-cap universe, the information technology, industrials and business services, consumer staples and financial sectors performed best; the energy and telecommunication services sectors lagged. In the fourth quarter, our holdings in telecommunication services (specifically, wireless communications service provider Nextel Communications) and technology (i.e., analog semiconductor manufacturer Microchip Technology) drove the
                               Fund's advance. Conversely, the two holdings that detracted from performance during the fourth quarter were from the transportation (JetBlue
                               Airways) and technology sectors (disk drive maker
                               Seagate Technology).

WHAT IS YOUR OUTLOOK?          The U.S. economy has made significant progress
                               clearing through the debris left by the collapse of the late 1990s bubble and building a new foundation from which to grow. We expect strong
                               Gross Domestic Product growth in 2004, though at a slower pace than in the last half of 2003.
                               Enormous productivity gains (the third quarter increase was the largest in 20 years), continued low inflation, a rebound in business capital spending and recent job gains are all favorable for growth and for the financial markets.
                               However, imbalances from the bubble years remain, and new concerns are cropping up: profligate fiscal and monetary policies, a weak U.S. dollar, and the prospect that these factors, along with stronger economic growth, will create upward pressure on interest rates.

                    MASSMUTUAL MID CAP GROWTH EQUITY II FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Omnicare, Inc.
Government Reserve Investment Fund
ChoicePoint, Inc.
Manor Care, Inc.
BJ Services Co.
Rockwell Collins, Inc.
DST Systems, Inc.
Nucor Corp.
Manpower, Inc.
Potash Corp. of Saskatchewan

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Mid Cap Growth Equity II Fund Class S, Class A, Class Y, Class L and the S&P Mid Cap 400 Index.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND
TOTAL RETURN

                                             SINCE INCEPTION
                            ONE YEAR         AVERAGE ANNUAL
                        1/1/03 - 12/31/03   6/1/00 - 12/31/03
Class S                        38.32%              3.64%
Class A                        37.56%              3.13%
Class Y                        38.12%              3.57%
Class L                        37.94%              3.39%
-------------------------------------------------------------
S&P Mid Cap 400 Index          35.59%              6.11%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S     CLASS A     CLASS Y     CLASS L    S&P MID CAP 400 INDEX
 6/1/2000   $  10,000   $  10,000   $  10,000   $  10,000        $  10,000
    12/00   $  10,510   $  10,480   $  10,510   $  10,500        $  10,941
12/1/2004   $  10,410   $  10,330   $  10,400   $  10,370        $  10,876
12/2/2004   $   8,220   $   8,120   $   8,210   $   8,170        $   9,121
12/3/2004   $  11,370   $  11,170   $  11,340   $  11,270        $  12,368

Hypothetical Investments in MassMutual Mid Cap Growth Equity II Fund Class N, Class N (CDSC fees deducted) and the S&P Mid Cap 400 Index.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND
TOTAL RETURN

                                              SINCE INCEPTION
                            ONE YEAR          AVERAGE ANNUAL
                        1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                      37.21%                37.77%
Class N (CDSC fees
  deducted)                  36.21%                36.77%
-------------------------------------------------------------
S&P Mid Cap 400 Index        35.59%                36.32%

[CHART]

                        CLASS N      CLASS N (CDSC FEES DEDUCTED)   S&P MID CAP 400 INDEX
12/31/2002             $   10,000            $   10,000                    $  10,000
    6/2003             $   11,814            $   11,714                    $  10,625
   12/2003             $   13,789            $   13,689                    $  13,644


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P MID CAP 400 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                 NUMBER OF          MARKET
                                                                  SHARES             VALUE
                                                              ---------------   ---------------
EQUITIES -- 94.3%

ADVERTISING -- 2.0%
Catalina
  Marketing Corp.*                                                    156,000   $     3,144,960
Lamar Advertising Co.*                                                107,000         3,993,240
Monster
  Worldwide, Inc.*                                                    121,000         2,657,160
                                                                                ---------------
                                                                                      9,795,360
                                                                                ---------------
AEROSPACE & DEFENSE -- 2.3%
Alliant Techsystems, Inc.*                                             92,000         5,313,920
Rockwell Collins, Inc.                                                197,000         5,915,910
                                                                                ---------------
                                                                                     11,229,830
                                                                                ---------------
AIR TRANSPORTATION -- 0.4%
JetBlue Airways Corp.*                                                 73,000         1,935,960
                                                                                ---------------
APPAREL, TEXTILES & SHOES -- 1.0%
Ross Stores, Inc.                                                     182,000         4,810,260
                                                                                ---------------
AUTOMOTIVE & PARTS -- 0.8%
Oshkosh Truck Corp.                                                    78,000         3,980,340
                                                                                ---------------
BANKING, SAVINGS & LOANS -- 0.5%
Investors Financial
  Services Corp.                                                       47,000         1,805,270
Silicon
  Valley Bancshares*                                                   25,000           901,750
                                                                                ---------------
                                                                                      2,707,020
                                                                                ---------------
BEVERAGES -- 0.8%
Cott Corp.*                                                           151,000         4,229,510
                                                                                ---------------
BROADCASTING, PUBLISHING & PRINTING -- 3.4%
Cablevision Systems
  Corp. Cl. A*                                                        125,000         2,923,750
Citadel
  Broadcasting Corp.*                                                 157,000         3,512,090
Cox Radio, Inc. Cl. A*                                                126,000         3,178,980
Entercom
  Communications
  Corp.*                                                               29,000         1,535,840
InterActive Corp.*                                                     46,000         1,560,780
Scholastic Corp.*                                                      91,000         3,097,640
The Scripps (E.W.) Co.                                                 14,000         1,317,960
                                                                                ---------------
                                                                                     17,127,040
                                                                                ---------------
CHEMICALS -- 1.1%
Potash Corp. of
  Saskatchewan                                                         64,000         5,534,720
                                                                                ---------------
COMMERCIAL SERVICES -- 8.2%
Apollo Group, Inc. Cl. A*                                              29,000         1,972,000
BearingPoint, Inc.*                                                   283,000         2,855,470
Certegy, Inc.                                                         149,000   $     4,887,200
Education
  Management Corp.*                                                    96,000         2,979,840
Fastenal Co.                                                           20,000           998,800
Hewitt Associates,
  Inc. Cl. A*                                                         129,600         3,875,040
Iron Mountain, Inc.*                                                  106,000         4,191,240
Manpower, Inc.                                                        120,000         5,649,600
Neurocrine
  Biosciences, Inc.*                                                   39,000         2,127,060
Robert Half
  International, Inc.*                                                200,000         4,668,000
Viad Corp.                                                            180,000         4,500,000
Weight Watchers
  International, Inc.*                                                 49,000         1,880,130
                                                                                ---------------
                                                                                     40,584,380
                                                                                ---------------
COMMUNICATIONS -- 4.5%
Advanced Fibre
  Communications, Inc.*                                                36,000           725,400
Crown Castle
  International Corp.*                                                229,000         2,525,870
Harris Corp.                                                          132,000         5,009,400
L-3 Communications
  Holdings, Inc.*                                                      40,000         2,054,400
Nextel Communications,
  Inc. Cl. A*                                                         190,000         5,331,400
NTL, Inc.*                                                             27,000         1,883,250
Research In
  Motion Limited*                                                      12,000           801,960
Rogers Communications,
  Inc. Cl. B                                                          151,000         2,491,500
XM Satellite Radio
  Holdings, Inc. Cl. A*                                                68,000         1,792,480
                                                                                ---------------
                                                                                     22,615,660
                                                                                ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.9%
3Com Corp.*                                                            86,500           706,705
Cadence Design
  Systems, Inc.*                                                      207,000         3,721,860
                                                                                ---------------
                                                                                      4,428,565
                                                                                ---------------
COMPUTER PROGRAMMING SERVICES -- 3.0%
Ceridian Corp.*                                                       212,000         4,439,280
Macromedia, Inc.*                                                     146,000         2,604,640
Mercury
  Interactive Corp.*                                                   62,000         3,015,680
VeriSign, Inc.*                                                       288,000         4,694,400
                                                                                ---------------
                                                                                     14,754,000
                                                                                ---------------
COMPUTERS & INFORMATION -- 2.8%
CDW Corp.                                                              63,000         3,638,880
Diebold, Inc.                                                          63,000   $     3,393,810
Jabil Circuit, Inc.*                                                   93,000         2,631,900
Lexmark
  International, Inc.*                                                 33,000         2,595,120
Seagate Technology                                                     86,000         1,625,400
                                                                                ---------------
                                                                                     13,885,110
                                                                                ---------------
COSMETICS & PERSONAL CARE -- 0.5%
Estee Lauder Companies,
  Inc. Cl. A                                                           62,000         2,434,120
                                                                                ---------------
DATA PROCESSING & PREPARATION -- 1.5%
Affiliated Computer
  Services, Inc. Cl. A*                                                58,000         3,158,680
Fiserv, Inc.*                                                         101,000         3,990,510
WebMD Corp.*                                                           53,000           476,470
                                                                                ---------------
                                                                                      7,625,660
                                                                                ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 5.3%
AMIS Holdings, Inc.*                                                  127,000         2,321,560
ASML Holding NV*                                                      129,000         2,586,450
Garmin Limited                                                         47,000         2,560,560
Integrated Circuit
  Systems, Inc.*                                                       38,900         1,108,261
Intersil Corp. Cl. A                                                  170,000         4,224,500
Microchip
  Technology, Inc.                                                    149,000         4,970,640
Molex, Inc. Cl. A                                                      33,000           968,880
Novellus Systems, Inc.*                                                77,000         3,237,850
Qlogic Corp.*                                                          34,000         1,754,400
Semtech Corp.*                                                        113,000         2,568,490
                                                                                ---------------
                                                                                     26,301,591
                                                                                ---------------
ENERGY -- 5.4%
BJ Services Co.*                                                      165,000         5,923,500
Devon Energy Corp.                                                     20,000         1,145,200
Diamond Offshore
  Drilling, Inc.                                                      170,000         3,486,700
EOG Resources, Inc.                                                   111,000         5,124,870
Murphy Oil Corp.                                                       78,000         5,094,180
Western Gas
  Resources, Inc.                                                      56,000         2,646,000
XTO Energy, Inc.                                                      127,000         3,594,100
                                                                                ---------------
                                                                                     27,014,550
                                                                                ---------------
ENTERTAINMENT & LEISURE -- 1.0%
Brunswick Corp.                                                       161,000         5,124,630
                                                                                ---------------
FINANCIAL SERVICES -- 3.2%
CapitalSource, Inc.*                                                   85,000         1,842,800
Eaton Vance Corp.                                                      97,000         3,554,080
Franklin Resources, Inc.                                               14,000           728,840
Legg Mason, Inc.                                                       41,000         3,164,380

    The accompanying notes are an integral part of the financial statements.

                                                                 NUMBER OF          MARKET
                                                                  SHARES             VALUE
                                                              ---------------   ---------------
The Schwab
  (Charles) Corp.                                                     142,000   $     1,681,280
Waddell & Reed
  Financial, Inc. Cl. A                                               205,000         4,809,300
                                                                                ---------------
                                                                                     15,780,680
                                                                                ---------------
FOODS -- 0.6%
Starbucks Corp.*                                                       88,000         2,909,280
                                                                                ---------------
HEALTHCARE -- 5.0%
DaVita, Inc.*                                                          69,600         2,714,400
Health Management
  Associates, Inc. Cl. A                                              203,000         4,872,000
Human Genome
  Sciences, Inc.*                                                      89,000         1,179,250
Laboratory Corp. of
  America Holdings*                                                   131,100         4,844,145
Manor Care, Inc.                                                      175,800         6,077,406
Universal Health
  Services Cl. B                                                       63,000         3,384,360
Wellpoint Health
  Networks, Inc.*                                                      19,000         1,842,810
                                                                                ---------------
                                                                                     24,914,371
                                                                                ---------------
INDUSTRIAL - DIVERSIFIED -- 1.8%
Danaher Corp.                                                          46,000         4,220,500
ITT Industries, Inc.                                                   63,000         4,675,230
                                                                                ---------------
                                                                                      8,895,730
                                                                                ---------------
INFORMATION RETRIEVAL SERVICES -- 1.4%
ChoicePoint, Inc.*                                                    180,000         6,856,200
                                                                                ---------------
INSURANCE -- 4.4%
Anthem, Inc.*                                                          71,000         5,325,000
Axis Capital
  Holdings Limited                                                     77,000         2,254,560
Nationwide Financial
  Services, Inc. Cl. A                                                 58,000         1,917,480
Principal Financial
  Group, Inc.                                                         101,000         3,340,070
Protective Life Corp.                                                  78,000         2,639,520
Radian Group, Inc.                                                     56,000         2,730,000
WellChoice, Inc.*                                                      24,000           828,000
Willis Group Holdings
  Limited                                                              87,000         2,964,090
                                                                                ---------------
                                                                                     21,998,720
                                                                                ---------------
LODGING -- 0.8%
Fairmont Hotels &
  Resorts, Inc.                                                       145,000         3,935,300
                                                                                ---------------
MACHINERY & COMPONENTS -- 3.5%
Cooper Cameron Corp.*                                                  78,000         3,634,800
FMC Technologies, Inc.*                                               135,000         3,145,500
Roper Industries, Inc.                                                110,000         5,418,600
Smith International, Inc.*                                            126,000         5,231,520
                                                                                ---------------
                                                                                     17,430,420
                                                                                ---------------
MANUFACTURING -- 1.0%
American Standard
  Companies, Inc.*                                                     50,000   $     5,035,000
                                                                                ---------------
MEDICAL SUPPLIES -- 0.9%
Edwards
  Lifesciences Corp.*                                                  60,000         1,804,800
Waters Corp.*                                                          74,000         2,453,840
                                                                                ---------------
                                                                                      4,258,640
                                                                                ---------------
METALS & MINING -- 2.6%
International Steel
  Group, Inc.*                                                         61,000         2,375,950
Newmont Mining Corp.                                                   97,000         4,715,170
Nucor Corp.                                                           101,000         5,656,000
                                                                                ---------------
                                                                                     12,747,120
                                                                                ---------------
PHARMACEUTICALS -- 10.5%
Abgenix, Inc.*                                                         72,000           897,120
Alkermes, Inc.*                                                        91,000         1,228,500
AmerisourceBergen
  Corp                                                                 78,200         4,390,930
Amylin
  Pharmaceuticals, Inc.*                                               61,000         1,355,420
Andrx Corp.*                                                          104,000         2,500,160
Barr Laboratories, Inc.*                                               42,000         3,231,900
Biogen Idec, Inc.*                                                     58,500         2,151,630
Cephalon, Inc.*                                                        68,000         3,291,880
Gilead Sciences, Inc.*                                                 81,000         4,709,340
ImClone Systems, Inc.*                                                 41,000         1,626,060
Invitrogen Corp.*                                                      19,000         1,330,000
IVAX Corp.*                                                           182,000         4,346,160
Medimmune, Inc.*                                                      170,000         4,318,000
Millennium
  Pharmaceuticals, Inc.*                                               72,000         1,344,240
Omnicare, Inc.                                                        242,000         9,774,380
Protein Design
  Labs, Inc.*                                                          68,000         1,217,200
Teva Pharmaceutical
  Sponsored
  ADR (Israel)                                                         58,000         3,289,180
Vertex
  Pharmaceuticals, Inc.*                                              101,000         1,033,230
                                                                                ---------------
                                                                                     52,035,330
                                                                                ---------------
PREPACKAGED SOFTWARE -- 4.6%
Adobe Systems, Inc.                                                    85,000         3,340,500
DST Systems, Inc.*                                                    141,000         5,888,160
Intuit, Inc.*                                                          72,000         3,809,520
Network Associates, Inc.*                                             314,000         4,722,560
Red Hat, Inc.*                                                         73,000         1,370,210
Siebel Systems, Inc.*                                                 120,000         1,664,400
SunGard Data
  Systems, Inc.*                                                       82,000         2,272,220
                                                                                ---------------
                                                                                     23,067,570
                                                                                ---------------
RESTAURANTS -- 0.7%
The Cheesecake
  Factory*                                                             82,000   $     3,610,460
                                                                                ---------------
RETAIL -- 5.1%
99 Cents Only Stores*                                                  34,000           925,820
Best Buy Co., Inc.                                                     82,000         4,283,680
Dollar Tree Stores, Inc.*                                             126,000         3,787,560
Family Dollar Stores, Inc.                                            102,000         3,659,760
O'Reilly
  Automotive, Inc.*                                                    96,000         3,682,560
Petsmart, Inc.                                                        150,000         3,570,000
Shoppers Drug Mart
  Corp. (CAD)                                                          54,000         1,252,792
Shoppers Drug Mart
  Corp. (USD)*                                                         23,000           495,420
Williams-Sonoma, Inc.*                                                101,000         3,511,770
                                                                                ---------------
                                                                                     25,169,362
                                                                                ---------------
RETAIL - GROCERY -- 1.1%
Whole Foods
  Market, Inc.*                                                        82,000         5,504,660
                                                                                ---------------
TELEPHONE UTILITIES -- 1.2%
Nextel Partners,
  Inc. Cl. A*                                                         145,000         1,950,250
Triton PCS Holdings,
  Inc. Cl. A*                                                          91,000           507,780
Western Wireless
  Corp. Cl. A*                                                        186,000         3,414,960
                                                                                ---------------
                                                                                      5,872,990
                                                                                ---------------
TRANSPORTATION -- 0.5%
Expeditors International
  of Washington, Inc.                                                  63,000         2,372,580
                                                                                ---------------

TOTAL EQUITIES
(COST $375,823,354)                                                                 468,512,719
                                                                                ---------------
MUTUAL FUND -- 1.8%

FINANCIAL SERVICES
Government Reserve
  Investment Fund                                                   8,966,913         8,966,913
                                                                                ---------------

TOTAL MUTUAL FUND
(COST $8,966,913)                                                                     8,966,913
                                                                                ---------------

TOTAL LONG TERM INVESTMENTS
(COST $384,790,267)                                                                 477,479,632
                                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                 PRINCIPAL          MARKET
                                                                  AMOUNT             VALUE
                                                              ---------------   ---------------
SHORT-TERM INVESTMENTS -- 19.1%

CASH EQUIVALENTS -- 14.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                           $       190,990   $       190,990
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                 1,009,145         1,009,145
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                 3,027,439         3,027,439
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                   756,860           756,860
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                   756,860           756,860
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                 2,522,865         2,522,865
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                 1,009,145         1,009,145
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                                 5,045,732         5,045,732
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                   504,573           504,573
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                 2,018,293         2,018,293
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                   504,573           504,573
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                 5,197,104         5,197,104
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                 2,775,153         2,775,153
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                 1,513,720         1,513,720
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                                 2,522,866         2,522,866
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                 2,014,133         2,014,133
General Electric
  Capital Corp.
  1.092% 01/05/2004                                           $     2,518,283   $     2,518,283
Goldman Sachs
  Financial Square Prime
  Obligations Money
  Market Fund                                                       1,009,146         1,009,146
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                   555,031           555,031
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                       3,471,521         3,471,521
Merrimac Money
  Market Fund                                                       8,375,915         8,375,915
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                                 2,623,781         2,623,781
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                 1,261,433         1,261,433
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                 1,261,433         1,261,433
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                                 1,009,146         1,009,146
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                 2,522,866         2,522,866
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                 1,261,433         1,261,433
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                 1,513,720         1,513,720
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                 1,261,433         1,261,433
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                 1,261,433         1,261,433
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                 2,522,866         2,522,866
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                   504,573           504,573
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                 6,054,879         6,054,879
                                                                                ---------------
                                                                                     70,358,343
                                                                                ---------------
REPURCHASE AGREEMENT -- 4.9%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                           $    24,429,497   $    24,429,497
                                                                                ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                  94,787,840
                                                                                ---------------

TOTAL INVESTMENTS -- 115.2%
(COST $479,578,107)***                                                              572,267,472

OTHER ASSETS/
(LIABILITIES) -- (15.2%)                                                            (75,655,306)
                                                                                ---------------

NET ASSETS 100.0%                                                               $   496,612,166
                                                                                ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $24,430,475. Collateralized by U.S. Government Agency obligations with rates of 3.386% - 5.231%, maturity dates of 11/01/22 - 02/01/2032, and an aggregate market value, including accrued interest, of $25,651,341.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                     DECEMBER 31, 2003
                                                                    -------------------
ASSETS:
        Investments, at value (cost $384,790,267) (NOTE 2)          $       477,479,632
        Short-term investments, at amortized cost (NOTE 2)                   94,787,840
                                                                    -------------------
             Total Investments (including securities on loan
               with market values of $67,926,959)                           572,267,472
        Receivables from:
             Investments sold                                                   565,429
             Fund shares sold                                                 1,412,115
             Interest and dividends                                             150,346
             Foreign taxes withheld                                               1,164
                                                                    -------------------
                 Total assets                                               574,396,526
                                                                    -------------------
LIABILITIES:
        Payables for:
             Investments purchased                                            5,873,198
             Fund shares repurchased                                            984,595
             Securities on loan (NOTE 2)                                     70,358,343
             Directors' fees and expenses (NOTE 3)                                8,318
             Affiliates (NOTE 3):
                 Investment management fees                                     326,583
                 Administration fees                                            108,057
                 Service fees                                                    53,200
                 Distribution fees                                                  307
        Due to custodian                                                         40,732
        Accrued expense and other liabilities                                    31,027
                                                                    -------------------
                 Total liabilities                                           77,784,360
                                                                    -------------------
        NET ASSETS                                                  $       496,612,166
                                                                    ===================
NET ASSETS CONSIST OF:
        Paid-in capital                                             $       428,546,645
        Accumulated net investment loss                                         (15,474)
        Accumulated net realized loss on investments and foreign
          currency translations                                             (24,608,432)
        Net unrealized appreciation on investments, foreign
          currency and other assets and liabilities
                                                                             92,689,427
                                                                    -------------------
                                                                    $       496,612,166
                                                                    ===================
NET ASSETS:
        Class A                                                     $        93,525,629
                                                                    ===================
        Class L                                                     $       225,278,935
                                                                    ===================
        Class Y                                                     $        51,283,538
                                                                    ===================
        Class S                                                     $       125,906,830
                                                                    ===================
        Class N                                                     $           617,234
                                                                    ===================
SHARES OUTSTANDING:
        Class A                                                               8,375,999
                                                                    ===================
        Class L                                                              19,989,881
                                                                    ===================
        Class Y                                                               4,522,109
                                                                    ===================
        Class S                                                              11,077,624
                                                                    ===================
        Class N                                                                  55,630
                                                                    ===================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                     $             11.17
                                                                    ===================
        Class L                                                     $             11.27
                                                                    ===================
        Class Y                                                     $             11.34
                                                                    ===================
        Class S                                                     $             11.37
                                                                    ===================
        Class N                                                     $             11.10
                                                                    ===================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                        YEAR ENDED
                                                                     DECEMBER 31, 2003
                                                                    -------------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $14,861)               $         1,287,012
        Interest (including securities lending income of $54,174)               144,745
                                                                    -------------------
                 Total investment income                                      1,431,757
                                                                    -------------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                   2,613,722
        Custody fees                                                             46,686
        Audit and legal fees                                                     22,321
        Shareholder reporting fees                                               14,891
        Trustee reporting                                                         8,196
        Directors' fees (NOTE 3)                                                  7,761
                                                                    -------------------
                                                                              2,713,577
        Administration fees (NOTE 3):
             Class A                                                            193,468
             Class L                                                            516,743
             Class Y                                                             67,932
             Class S                                                             76,272
             Class N                                                                912
        Distribution fees (NOTE 3):
             Class N                                                                609
        Service fees (NOTE 3):
             Class A                                                            149,097
             Class N                                                                609
                                                                    -------------------
                 Total expenses                                               3,719,219
        Fees paid indirectly (NOTE 3)                                           (48,904)
                                                                    -------------------
                 Net expenses                                                 3,670,315
                                                                    -------------------
                 NET INVESTMENT INCOME (LOSS)                                (2,238,558)
                                                                    -------------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
             Investment transactions                                         14,071,810
             Foreign currency transactions                                      (11,371)
                                                                    -------------------
                 Net realized gain                                           14,060,439
                                                                    -------------------
        Net change in unrealized appreciation
          (depreciation) on:
             Investments                                                    102,169,247
             Translation of assets and liabilities in foreign
               currencies                                                            62
                                                                    -------------------
                 Net unrealized gain                                        102,169,309
                                                                    -------------------
                 NET REALIZED AND UNREALIZED GAIN                           116,229,748
                                                                    -------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $       113,991,190
                                                                    ===================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED             YEAR ENDED
                                                                     DECEMBER 31, 2003      DECEMBER 31, 2002
                                                                    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                            $        (2,238,558)   $        (1,534,019)
     Net realized gain (loss) on investment transactions and
       foreign currency translations                                         14,060,439            (16,730,877)
     Net change in unrealized appreciation (depreciation) on
       investments and translation of assets and liabilities in
       foreign currencies                                                   102,169,309            (37,744,732)
                                                                    -------------------    -------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          OPERATIONS                                                        113,991,190            (56,009,628)
                                                                    -------------------    -------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                 42,882,570             22,937,440
     Class L                                                                 56,305,479             10,821,016
     Class Y                                                                 10,594,258             27,396,422
     Class S                                                                 24,061,394              3,226,440
     Class N                                                                    443,512                100,500*
                                                                    -------------------    -------------------
        INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS             134,287,213             64,481,818
                                                                    -------------------    -------------------
     TOTAL INCREASE IN NET ASSETS                                           248,278,403              8,472,190
NET ASSETS:
     Beginning of year                                                      248,333,763            239,861,573
                                                                    -------------------    -------------------
     End of year (including accumulated net investment loss of
        $15,474 and $3,583, respectively)                           $       496,612,166    $       248,333,763
                                                                    ===================    ===================
*    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           CLASS A
                                                                                           -------
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                                12/31/03          12/31/02          12/31/01          12/31/00^
                                                               ----------        ----------        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     8.12        $    10.33        $    10.48       $      10.00
                                                               ----------        ----------        ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                                            (0.09)***         (0.08)***         (0.09)***          (0.02)***
     Net realized and unrealized gain (loss) on investments          3.14             (2.13)            (0.06)              0.50
                                                               ----------        ----------        ----------       ------------
         Total income (loss) from investment operations              3.05             (2.21)            (0.15)              0.48
                                                               ----------        ----------        ----------       ------------
NET ASSET VALUE, END OF PERIOD                                 $    11.17        $     8.12        $    10.33       $      10.48
                                                               ==========        ==========        ==========       ============
TOTAL RETURN(a)                                                     37.56%           (21.39)%           (1.43)%             4.80%**

RATIOS / SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                         $   93,526        $   30,968        $   14,113       $      2,861
     Ratio of expenses to average daily net assets:
       Before expense waiver                                         1.35%             1.36%             1.35%              1.37%*
       After expense waiver#                                         1.34%(b)          1.35%(b)          1.35%               N/A
     Net investment loss to average daily net assets                (0.93)%           (0.96)%           (0.89)%           (0.40)%*
     Portfolio turnover rate                                           54%               61%               49%                37%**


                                                                                           CLASS L
                                                                                           -------
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                                12/31/03          12/31/02          12/31/01          12/31/00^
                                                               ----------        ----------        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     8.17        $    10.37        $    10.50       $      10.00
                                                               ----------        ----------        ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                                            (0.07)***         (0.07)***         (0.06)***          (0.02)***
     Net realized and unrealized gain (loss) on investments          3.17             (2.13)            (0.07)              0.52
                                                               ----------        ----------        ----------       ------------
         Total income (loss) from investment operations              3.10             (2.20)            (0.13)              0.50
                                                               ----------        ----------        ----------       ------------
NET ASSET VALUE, END OF PERIOD                                 $    11.27        $     8.17        $    10.37       $      10.50
                                                               ==========        ==========        ==========       ============
TOTAL RETURN(a)                                                     37.94%           (21.22)%           (1.24)%             5.00%**

RATIOS / SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                         $  225,279        $  116,835        $  136,206       $    126,876
     Ratio of expenses to average daily net assets:
       Before expense waiver                                         1.10%             1.11%             1.10%              1.12%*
       After expense waiver#                                         1.09%(b)          1.09%(b)          1.10%               N/A
     Net investment loss to average daily net assets                (0.68)%           (0.72)%           (0.59)%            (0.25)%*
     Portfolio turnover rate                                           54%               61%               49%                37%**

     *    ANNUALIZED.
     **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
     ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
     ^ FOR THE PERIOD JUNE 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
     # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
     (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
     (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH THE CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                         CLASS Y
                                                                                         -------
                                                             YEAR ENDED        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                              12/31/03          12/31/02        12/31/01          12/31/00^
                                                             ----------        ----------      ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     8.21       $    10.40       $    10.51       $      10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                                          (0.05)***        (0.04)***        (0.05)***          (0.00)***+
     Net realized and unrealized gain (loss)
       on investments                                              3.18            (2.15)           (0.06)              0.51
                                                             ----------       ----------       ----------       ------------
         Total income (loss) from investment
           operations                                              3.13            (2.19)           (0.11)              0.51
                                                             ----------       ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD                               $    11.34       $     8.21       $    10.40       $      10.51
                                                             ==========       ==========       ==========       ============
TOTAL RETURN(a)                                                   38.12%          (21.06)           (1.05)%             5.10%**

RATIOS / SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                       $   51,284       $   27,835       $      622       $        267
     Ratio of expenses to average daily net assets:
       Before expense waiver                                       0.95%            0.98%            0.95%              0.97%*
       After expense waiver#                                       0.94%(b)         0.96%(b)         0.95%               N/A
     Net investment loss to average daily net assets              (0.53)%          (0.51)%          (0.48)%            (0.07)%*
     Portfolio turnover rate                                         54%              61%              49%                37%**


                                                                                   CLASS S
                                                                                   -------
                                                        YEAR ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                         12/31/03         12/31/02         12/31/01          12/31/00^
                                                        ----------       ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     8.22       $    10.41       $    10.51       $      10.00
                                                        ----------       ----------       ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                                     (0.04)***        (0.04)***        (0.03)***          (0.00)***+
     Net realized and unrealized gain (loss)
       on investments                                         3.19            (2.15)           (0.07)              0.51
                                                        ----------       ----------       ----------       ------------
         Total income (loss) from investment
           operations                                         3.15            (2.19)           (0.10)              0.51
                                                        ----------       ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD                          $    11.37       $     8.22       $    10.41       $      10.51
                                                        ==========       ==========       ==========       ============
TOTAL RETURN(a)                                              38.32%          (21.04)%          (0.95)%             5.10%**

RATIOS / SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                  $  125,907       $   72,595       $   88,921       $     90,248
     Ratio of expenses to average daily net assets:
       Before expense waiver                                  0.86%            0.87%            0.86%              0.88%*
       After expense waiver#                                  0.85%(b)         0.85%(b)         0.86%               N/A
     Net investment loss to average daily net assets         (0.44)%          (0.48)%          (0.34)%            (0.01)%*
     Portfolio turnover rate                                    54%              61%              49%                37%**


                                                         CLASS N
                                                         -------
                                                        YEAR ENDED       PERIOD ENDED
                                                         12/31/03         12/31/02^^
                                                        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     8.09       $       8.05
                                                        ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                                     (0.12)***          (0.00)***+
     Net realized and unrealized gain (loss)
       on investments                                         3.13               0.04
                                                        ----------       ------------
         Total income (loss) from investment
           operations                                         3.01               0.04
                                                        ----------       ------------
NET ASSET VALUE, END OF PERIOD                          $    11.10       $       8.09
                                                        ==========       ============
TOTAL RETURN(a)                                              37.21%(c)              -@

RATIOS / SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                  $      617       $        101
     Ratio of expenses to average daily net assets:
       Before expense waiver                                  1.66%                 -@
       After expense waiver#                                  1.65%(b)              -@
     Net investment loss to average daily net assets         (1.22)%                -@
     Portfolio turnover rate                                    54%                61%

     *    ANNUALIZED.
     **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
     ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
     +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
     ^ FOR THE PERIOD JUNE 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
     ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
     @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
     # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
     (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
     (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH THE CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
     (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital by investing primarily in a
MASSMUTUAL SMALL CAP           diversified portfolio of equity securities of
GROWTH EQUITY FUND?            smaller companies consistent with market
                               capitalizations of companies in the Russell 2000
                               Index, using a growth-oriented investment strategy

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 44.11%, trailing
                               the 47.26% return of the Russell 2000 Index, an unmanaged index of 2000 small capitalization common stocks and outpacing the 38.79% return of the S&P SmallCap 600 Index, a market capitalization-weighted index that measures the performance of 600 domestic small-cap stocks chosen for market size, liquidity and industry group representation. The Fund also finished behind the 48.55% return of the Russell 2000
                               Growth Index, which tracks the performance of stocks in the Russell 2000 Index sharing characteristics common to the growth universe.

WHAT WAS THE INVESTMENT        It was an exciting year for small-cap stocks, as
BACKGROUND DURING              the Russell 2000 posted a nearly 50% gain. As the
THE PERIOD?                    war with Iraq started to wind down, equity
                               markets started their ascent. Spurred by investor confidence, low interest rates, tax cuts and cash-out refinancing, the consumer propped up the economy. Productivity gains further fueled the rally. As is true for an early part of an economic cycle and an atmosphere of declining risk aversion, small-cap stocks outperformed.

WHAT FACTORS CONTRIBUTED       During the third quarter, the Fund outperformed
TO THE FUND'S                  its benchmark on strength in the financials,
PERFORMANCE - AND HOW          consumer discretionary, information technology
DID YOU RESPOND?               and health care sectors. These results were
                               partially offset, however, by stock selection within consumer staples, where company-specific earnings projections and disappointing earnings results hampered returns. In the fourth quarter, the Fund benefited from strong stock selection in the technology and consumer discretionary sectors. Conversely, these results were partially offset by unfavorable stock picks in the industrials and financials sectors and the Fund's cash balance.

                               During the fourth quarter, we added stocks in the media and retailing industries. In technology, we initiated positions in a number of new names and traded out of some strong performers as they approached our price targets.

WHAT IS YOUR OUTLOOK?          We enter 2004 with optimism and a degree of
                               caution. While we are confident that there is still considerable upside for most of our holdings, particularly in an accelerating economic environment, we note that the sustainability of the market's 2003 gains remains a concern. Company cost-cutting in both operating and capital budgets has enabled a trickle of revenue growth to become a torrent of earnings and cash flow growth. Furthermore, CFOs' continuing reluctance to spend, despite enormous government stimuli, has resulted in a jobless economic recovery. Lurking in the background are huge budget and trade deficits and a weakening dollar. The compatibility of all of these factors with a rising stock market remains questionable.

                    MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
                       LARGEST STOCK HOLDINGS (12/31/03)

AmericanHealthways, Inc.
Checkfree Corp.
Dendrite International, Inc.
Gentex Corp.
AmSurg Corp.
Omnicare, Inc.
Getty Images, Inc.
Odyssey Healthcare, Inc.
Visx, Inc.
Vail Resorts, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Cap Growth Equity Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
TOTAL RETURN

                                          SINCE INCEPTION
                          ONE YEAR        AVERAGE ANNUAL
                     1/1/03 - 12/31/03   5/3/99 - 12/31/03
Class S                     44.11%              6.33%
Class A                     43.38%              5.76%
Class Y                     43.97%              6.18%
Class L                     43.83%              6.04%
----------------------------------------------------------
Russell 2000 Index          47.26%              6.97%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S     CLASS A     CLASS Y     CLASS L    RUSSELL 2500 INDEX
 5/3/99     $  10,000   $  10,000   $  10,000   $  10,000        $ 10,000
  12/99     $  16,091   $  16,042   $  16,071   $  16,055        $ 11,767
12/2000     $  13,947   $  13,825   $  13,911   $  13,881        $ 11,411
12/2001     $  12,361   $  12,191   $  12,316   $  12,266        $ 11,695
12/2002     $   9,240   $   9,058   $   9,188   $   9,140        $  9,299
12/2003     $  13,315   $  12,987   $  13,227   $  13,146        $ 13,694

Hypothetical Investments in MassMutual Small Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
TOTAL RETURN

                                          SINCE INCEPTION
                          ONE YEAR        AVERAGE ANNUAL
                     1/1/03 - 12/31/03   12/31/02 - 12/31/03
Class N                     43.00%              43.52%
Class N (CDSC fees
  deducted)                 42.00%              42.53%
------------------------------------------------------------
Russell 2000 Index          47.26%              47.61%

[CHART]

             CLASS N    CLASS N (CDSC FEES DEDUCTED)   RUSSELL 2000 INDEX
12/31/2002   $ 10,000             $ 10,000                   $  10,000
    6/2003   $ 11,832             $ 11,732                   $  10,863
   12/2003   $ 14,366             $ 14,266                   $  14,777

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                                 NUMBER OF          MARKET
                                                                  SHARES             VALUE
                                                              ---------------   ---------------
EQUITIES -- 88.0%

ADVERTISING -- 1.4%
Getty Images, Inc.*                                                   134,750   $     6,755,017
                                                                                ---------------
AEROSPACE & DEFENSE -- 0.5%
Triumph Group, Inc.*                                                   64,100         2,333,240
                                                                                ---------------
AIR TRANSPORTATION -- 0.3%
Northwest Airlines Corp.*                                             106,700         1,346,554
                                                                                ---------------
AUTOMOTIVE & PARTS -- 1.5%
BorgWarner, Inc.                                                       13,800         1,173,966
Dana Corp.                                                            140,400         2,576,340
LKQ Corp.*                                                            115,260         2,068,917
Visteon Corp.                                                         125,200         1,303,332
                                                                                ---------------
                                                                                      7,122,555
                                                                                ---------------
BANKING, SAVINGS & LOANS -- 3.3%
Amcore Financial, Inc.                                                 84,600         2,285,892
Bank of Hawaii Corp.                                                   48,400         2,042,480
Financial Federal Corp.*                                              130,550         3,988,302
Hancock Holding Co.                                                    43,550         2,376,523
Providian
  Financial Corp.*                                                    234,700         2,731,908
Westcorp                                                               71,800         2,624,290
                                                                                ---------------
                                                                                     16,049,395
                                                                                ---------------
BEVERAGES -- 0.8%
The Robert
  Mondavi Corp.*                                                      106,250         4,126,750
                                                                                ---------------
BROADCASTING, PUBLISHING & PRINTING -- 2.7%
Emmis
  Communications
  Corp.*                                                               68,900         1,863,745
Journal Communications,
  Inc. Cl. A                                                          160,000         2,964,800
Lin TV Corp. Cl. A*                                                    89,200         2,302,252
Playboy Enterprises,
  Inc. Cl. B*                                                         189,400         3,060,704
UnitedGlobalCom,
  Inc. Cl. A*                                                         361,700         3,067,216
                                                                                ---------------
                                                                                     13,258,717
                                                                                ---------------
CHEMICALS -- 2.4%
Cabot
  Microelectronics
  Corp.*                                                               73,150         3,584,350
Cytec Industries, Inc.*                                                56,400         2,165,196
IMC Global, Inc.                                                      158,400         1,572,912
Minerals
  Technologies, Inc.                                                   37,800         2,239,650
SurModics, Inc.*                                                       88,950         2,125,905
                                                                                ---------------
                                                                                     11,688,013
                                                                                ---------------
COMMERCIAL SERVICES -- 8.0%
ADVO, Inc.                                                             78,650   $     2,497,924
The Corporate Executive
  Board Co.*                                                          116,500         5,437,055
Exelixis, Inc.*                                                       215,700         1,527,156
Fluor Corp.                                                            59,300         2,350,652
FTI Consulting, Inc.*                                                 209,100         4,886,667
Incyte Corp.*                                                         275,600         1,885,104
ITT Educational
  Services, Inc.*                                                     123,450         5,798,446
Maximus, Inc.*                                                        132,000         5,165,160
MemberWorks, Inc.*                                                    124,100         3,371,797
Netease.com, Inc.
  Sponsored ADR
  (China)*                                                             80,600         2,974,140
Washington Group
  International, Inc.*                                                 80,100         2,720,997
                                                                                ---------------
                                                                                     38,615,098
                                                                                ---------------
COMMUNICATIONS -- 1.5%
McData Corp. Cl. A*                                                   221,700         2,112,801
Sirius Satellite
  Radio, Inc.*                                                        380,900         1,203,644
Tekelec*                                                              268,000         4,167,400
                                                                                ---------------
                                                                                      7,483,845
                                                                                ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.0%
3Com Corp.*                                                           281,700         2,301,489
IDX Systems Corp.*                                                     91,300         2,448,666
                                                                                ---------------
                                                                                      4,750,155
                                                                                ---------------
COMPUTER RELATED SERVICES -- 4.4%
Acxiom Corp.*                                                         172,600         3,205,182
Checkfree Corp.*                                                      363,799        10,059,042
Ingram Micro, Inc.
  Cl. A*                                                              194,000         3,084,600
Sohu.com, Inc.*                                                       162,050         4,863,120
                                                                                ---------------
                                                                                     21,211,944
                                                                                ---------------
COMPUTERS & INFORMATION -- 0.5%
Maxtor Corp.*                                                         219,900         2,440,890
                                                                                ---------------
DATA PROCESSING & PREPARATION -- 1.0%
Factset Research
  Systems, Inc.                                                       124,550         4,759,055
                                                                                ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 8.6%
Agere Systems, Inc.
  Cl. A*                                                              984,200         3,001,810
ASE Test Limited*                                                     161,800         2,422,146
ATMI, Inc.*                                                             6,600           152,724
Cree, Inc.*                                                           268,450         4,748,880
Gentex Corp.                                                          178,940         7,901,990
Moog, Inc. Cl. A*                                                      52,000   $     2,568,800
ON Semiconductor
  Corp.*                                                              558,000         3,599,100
Power Integrations, Inc.*                                              76,100         2,546,306
Quantum Fuel Systems
  Technologies
  Worldwide Corp.*                                                    105,000           844,200
Sigmatel, Inc.*                                                        70,388         1,737,176
Visx, Inc.*                                                           275,700         6,382,455
Wilson Greatbatch
  Technologies, Inc.*                                                 135,280         5,718,286
                                                                                ---------------
                                                                                     41,623,873
                                                                                ---------------
ENERGY -- 3.9%
CAL Dive
  International, Inc.*                                                100,100         2,413,411
Grey Wolf, Inc.*                                                      676,500         2,530,110
Newfield
  Exploration Co.*                                                    119,650         5,329,211
Peabody Energy Corp.                                                   71,300         2,973,923
Premcor, Inc.*                                                         56,900         1,479,400
TETRA
  Technologies, Inc.*                                                  77,650         1,882,236
UGI Corp.                                                              70,800         2,400,120
                                                                                ---------------
                                                                                     19,008,411
                                                                                ---------------
ENTERTAINMENT & LEISURE -- 1.6%
AMC
  Entertainment, Inc.*                                                185,900         2,827,539
Callaway Golf Co.                                                     170,400         2,871,240
Churchill Downs, Inc.                                                  54,100         1,958,474
                                                                                ---------------
                                                                                      7,657,253
                                                                                ---------------
FINANCIAL SERVICES -- 1.9%
Affiliated Managers
  Group, Inc.*                                                         32,700         2,275,593
The Chicago
  Mercantile Exchange                                                  57,858         4,186,605
Investment Technology
  Group, Inc.*                                                        176,700         2,853,705
                                                                                ---------------
                                                                                      9,315,903
                                                                                ---------------
FOODS -- 2.3%
American Italian Pasta
  Co. Cl. A*                                                          143,300         6,004,270
Sensient
  Technologies Corp.                                                  104,900         2,073,873
Smithfield Foods, Inc.*                                                50,600         1,047,420
Wild Oats Markets, Inc.*                                              149,100         1,927,863
                                                                                ---------------
                                                                                     11,053,426
                                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                 NUMBER OF          MARKET
                                                                  SHARES             VALUE
                                                              ---------------   ---------------
HEALTHCARE -- 9.8%
Allscripts Healthcare
  Solutions, Inc.*                                                    500,600   $     2,663,192
American
  Healthways, Inc.*                                                   458,000        10,932,460
AmSurg Corp.*                                                         206,750         7,833,758
Beverly
  Enterprises, Inc.*                                                  280,500         2,409,495
Coventry
  Health Care, Inc.*                                                   36,900         2,379,681
Genesis
  HealthCare Corp.*                                                    40,900           931,702
Human Genome
  Sciences, Inc.*                                                     134,700         1,784,775
Humana, Inc.*                                                         147,400         3,368,090
Manor Care, Inc.                                                       95,800         3,311,806
Matria Healthcare, Inc.*                                               79,200         1,673,496
Odyssey
  Healthcare, Inc.*                                                   225,050         6,584,963
Triad Hospitals, Inc.*                                                113,500         3,776,145
                                                                                ---------------
                                                                                     47,649,563
                                                                                ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.5%
Furniture Brands
  International, Inc.                                                  82,850         2,429,991
                                                                                ---------------
HOUSEHOLD PRODUCTS -- 0.6%
Ferro Corp.                                                            97,300         2,647,533
Trex Company, Inc.*                                                    13,300           505,134
                                                                                ---------------
                                                                                      3,152,667
                                                                                ---------------
INFORMATION RETRIEVAL SERVICES -- 1.2%
Agile Software Corp.*                                                 173,100         1,713,690
CoStar Group, Inc.*                                                    26,200         1,092,016
Sina Corp.*                                                            87,050         2,937,938
                                                                                ---------------
                                                                                      5,743,644
                                                                                ---------------
INSURANCE -- 0.5%
Reinsurance Group of
  America, Inc.                                                        57,500         2,222,375
                                                                                ---------------
LODGING -- 1.9%
Aztar Corp.*                                                          134,700         3,030,750
Vail Resorts, Inc.*                                                   355,350         6,040,950
                                                                                ---------------
                                                                                      9,071,700
                                                                                ---------------
MACHINERY & COMPONENTS -- 2.3%
Agco Corp.*                                                           137,300         2,765,222
Helix Technology Corp.                                                 76,700         1,578,486
Kennametal, Inc.                                                       69,400         2,758,650
Techtronic Industries Co.
  Sponsored ADR
  (Hong Kong)                                                         194,500         2,699,446
Ultratech, Inc.*                                                       51,400         1,509,618
                                                                                ---------------
                                                                                     11,311,422
                                                                                ---------------
MEDICAL SUPPLIES -- 2.9%
Arrow
  International, Inc.                                                  94,100   $     2,350,618
Cholestech Corp.*                                                      16,255           124,026
CONMED Corp.*                                                          80,800         1,923,040
CTI Molecular
  Imaging, Inc.*                                                      147,100         2,487,461
Kensey Nash Corp.*                                                     54,300         1,262,475
PSS World Medical, Inc.*                                              158,500         1,913,095
Resmed, Inc.*                                                          66,200         2,749,948
Sequenom, Inc.*                                                       371,200         1,180,416
                                                                                ---------------
                                                                                     13,991,079
                                                                                ---------------
METALS & MINING -- 0.5%
Precision
  Castparts Corp.                                                      56,800         2,579,288
                                                                                ---------------
PHARMACEUTICALS -- 3.1%
Abgenix, Inc.*                                                        111,400         1,388,044
Angiotech
  Pharmaceuticals, Inc.*                                               53,000         2,438,000
The Medicines Co.*                                                     56,100         1,652,706
Omnicare, Inc.                                                        187,800         7,585,242
Pharmaceutical
  Resources, Inc.*                                                     33,400         2,176,010
                                                                                ---------------
                                                                                     15,240,002
                                                                                ---------------
PREPACKAGED SOFTWARE -- 7.1%
Cerner Corp.*                                                         154,200         5,836,470
Dendrite
  International, Inc.*                                                540,950         8,476,687
EPIQ Systems, Inc.*                                                   207,350         3,551,906
Hyperion
  Solutions Corp.*                                                     63,800         1,922,932
Informatica Corp.*                                                    178,400         1,837,520
Red Hat, Inc.*                                                        287,100         5,388,867
Sanchez Computer
  Associates, Inc.*                                                   234,400           972,760
SonicWALL, Inc.*                                                      262,400         2,046,720
Take-Two Interactive
  Software, Inc.*                                                     153,860         4,432,707
                                                                                ---------------
                                                                                     34,466,569
                                                                                ---------------
REAL ESTATE -- 0.5%
Host Marriott Corp.*                                                  204,600         2,520,672
                                                                                ---------------
RESTAURANTS -- 0.4%
Krispy Kreme
  Doughnuts, Inc.*                                                     49,350         1,806,210
                                                                                ---------------
RETAIL -- 4.3%
The Bombay Co., Inc.*                                                 251,700         2,048,838
Borders Group, Inc.*                                                  107,800         2,362,976
Foot Locker, Inc.                                                     190,700         4,471,915
Linens 'N Things, Inc.*                                                62,100         1,867,968
MSC Industrial Direct
  Co. Cl. A                                                           195,300   $     5,370,750
O'Reilly
  Automotive, Inc.*                                                   130,400         5,002,144
                                                                                ---------------
                                                                                     21,124,591
                                                                                ---------------
TELEPHONE UTILITIES -- 1.3%
General Communication,
  Inc. Cl. A*                                                         245,800         2,138,460
Nextel Partners,
  Inc. Cl. A*                                                         307,200         4,131,840
                                                                                ---------------
                                                                                      6,270,300
                                                                                ---------------
TRANSPORTATION -- 3.5%
CNF, Inc.                                                              73,600         2,495,040
EGL, Inc.*                                                            111,700         1,961,452
GATX Corp.                                                            116,800         3,268,064
J.B. Hunt Transport
  Services, Inc.*                                                     193,900         5,237,239
Kansas City Southern*                                                 274,750         3,934,420
                                                                                ---------------
                                                                                     16,896,215
                                                                                ---------------

TOTAL EQUITIES
(COST $339,784,757)                                                                 427,076,382
                                                                                ---------------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                              ---------------
SHORT-TERM INVESTMENTS -- 33.5%
CASH EQUIVALENTS -- 23.6%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                           $       311,184           311,184
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                                 1,644,221         1,644,221
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                                 4,932,666         4,932,666
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                                 1,233,167         1,233,167
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                                 1,233,167         1,233,167
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                                 4,110,555         4,110,555
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                                 1,644,221         1,644,221

    The accompanying notes are an integral part of the financial statements.

                                                                 PRINCIPAL          MARKET
                                                                  AMOUNT             VALUE
                                                              ---------------   ---------------
Canadian Imperial
  Bank of Commerce
  Bank Note
0.990% 05/18/2004                                             $     8,221,109   $     8,221,109
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                                   822,111           822,111
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                                 3,288,444         3,288,444
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                                   822,111           822,111
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                                 8,467,742         8,467,742
Dreyfus Cash
  Management
  Plus, Inc. Money
  Market Fund                                                       4,521,610         4,521,610
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                                 2,466,333         2,466,333
Fleet National
  Bank Bank Note
  1.000% 01/21/2004                                                 4,110,555         4,110,555
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                                 3,281,666         3,281,666
General Electric
  Capital Corp.
  1.092% 01/05/2004                                                 4,103,087         4,103,087
Goldman Sachs Financial
  Square Prime
  Obligations
  Money Market Fund                                                 1,644,221         1,644,221
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                                   904,322           904,322
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                       5,656,217         5,656,217
Merrimac Money
  Market Fund                                                      13,647,041        13,647,041
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                                 4,274,977         4,274,977
National Bank of
  Commerce Bank Note
  1.120% 05/19/2004                                                 2,055,277         2,055,277
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                                 2,055,277         2,055,277
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                           $     1,644,221   $     1,644,221
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                                 4,110,555         4,110,555
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                                 2,055,277         2,055,277
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                                 2,466,333         2,466,333
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                                 2,055,277         2,055,277
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                                 2,055,277         2,055,277
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                                 4,110,555         4,110,555
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                                   822,111           822,111
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                                 9,865,331         9,865,331
                                                                                ---------------
                                                                                    114,636,218
                                                                                ---------------
REPURCHASE AGREEMENT -- 9.9%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                                47,951,476        47,951,476
                                                                                ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                 162,587,694
                                                                                ---------------

TOTAL INVESTMENTS -- 121.5%
(COST $502,372,451)***                                                              589,664,076

OTHER ASSETS/
(LIABILITIES) -- (21.5%)                                                           (104,235,109)
                                                                                ---------------

NET ASSETS -- 100.0%                                                            $   485,428,967
                                                                                ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $47,953,394. Collateralized by U.S. Government Agency obligations with rates of 4.000% - 5.000%, maturity dates of 04/15/2030 - 10/20/2032, and an aggregate market value, including accrued interest, of $50,349,049.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                     DECEMBER 31, 2003
                                                                    -------------------
ASSETS:
        Investments, at value (cost $339,784,757) (NOTE 2)          $       427,076,382
        Short-term investments, at amortized cost (NOTE 2)                  162,587,694
                                                                    -------------------
             Total Investments (including securities on loan with
               market values of $109,860,934)                               589,664,076
        Cash                                                                  9,301,872
        Receivables from:
             Investments sold                                                 4,155,760
             Fund shares sold                                                 1,704,285
             Interest and dividends                                             119,202
                                                                    -------------------
                 Total assets                                               604,945,195
                                                                    -------------------
LIABILITIES:
        Payables for:
             Investments purchased                                            3,467,865
             Fund shares repurchased                                            878,554
             Securities on loan (NOTE 2)                                    114,636,218
             Directors' fees and expenses (NOTE 3)                                8,949
             Affiliates (NOTE 3):
                 Investment management fees                                     352,295
                 Administration fees                                            100,773
                 Service fees                                                    40,046
                 Distribution fees                                                   90
        Accrued expense and other liabilities                                    31,438
                                                                    -------------------
                 Total liabilities                                          119,516,228
                                                                    -------------------
        NET ASSETS                                                  $       485,428,967
                                                                    ===================
NET ASSETS CONSIST OF:
        Paid-in capital                                             $       492,817,359
        Accumulated net investment loss                                          (6,919)
        Accumulated net realized loss on investments                        (94,673,098)
        Net unrealized appreciation on investments                           87,291,625
                                                                    -------------------
                                                                    $       485,428,967
                                                                    ===================
NET ASSETS:
        Class A                                                     $        67,685,950
                                                                    ===================
        Class L                                                     $        85,884,566
                                                                    ===================
        Class Y                                                     $        87,800,550
                                                                    ===================
        Class S                                                     $       243,908,926
                                                                    ===================
        Class N                                                     $           148,975
                                                                    ===================
SHARES OUTSTANDING:
        Class A                                                               5,386,924
                                                                    ===================
        Class L                                                               6,764,113
                                                                    ===================
        Class Y                                                               6,873,028
                                                                    ===================
        Class S                                                              18,993,149
                                                                    ===================
        Class N                                                                  11,947
                                                                    ===================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                     $             12.56
                                                                    ===================
        Class L                                                     $             12.70
                                                                    ===================
        Class Y                                                     $             12.77
                                                                    ===================
        Class S                                                     $             12.84
                                                                    ===================
        Class N                                                     $             12.47
                                                                    ===================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                         YEAR ENDED
                                                                     DECEMBER 31, 2003
                                                                    -------------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $481)                  $           982,941
        Interest (including securities lending
          income of $158,647)                                                   311,581
                                                                    -------------------
                 Total investment income                                      1,294,522
                                                                    -------------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                   2,778,571
        Custody fees                                                             63,242
        Audit and legal fees                                                     22,244
        Shareholder reporting fees                                               14,286
        Trustee reporting                                                         8,190
        Directors' fees (NOTE 3)                                                  7,531
                                                                    -------------------
                                                                              2,894,064
        Administration fees (NOTE 3):
             Class A                                                            197,463
             Class L                                                            242,533
             Class Y                                                            156,689
             Class S                                                            199,638
             Class N                                                                554
        Distribution fees (NOTE 3):
             Class N                                                                303
        Service fees (NOTE 3):
             Class A                                                            121,143
             Class N                                                                303
                                                                    -------------------
                 Total expenses                                               3,812,690
        Fees paid indirectly (NOTE 3)                                           (71,652)
                                                                    -------------------
                  Net expenses                                                3,741,038
                                                                    -------------------
                  NET INVESTMENT LOSS                                        (2,446,516)
                                                                    -------------------
REALIZED AND UNREALIZED GAIN (LOSS):
             Net realized loss on investment transactions                      (312,646)
             Net change in unrealized appreciation
               (depreciation) on investments                                125,801,395
                                                                    -------------------
                 NET REALIZED AND UNREALIZED GAIN                           125,488,749
                                                                    -------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $       123,042,233
                                                                    ===================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED             YEAR ENDED
                                                                     DECEMBER 31, 2003      DECEMBER 31, 2002
                                                                    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                         $        (2,446,516)   $        (1,820,440)
        Net realized loss on investment transactions                           (312,646)           (34,654,647)
        Net change in unrealized appreciation (depreciation)
          on investments                                                    125,801,395            (43,535,331)
                                                                    -------------------    -------------------
             NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
               OPERATIONS                                                   123,042,233            (80,010,418)
                                                                    -------------------    -------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                              14,551,052             14,378,517
        Class L                                                              19,958,559             14,558,557
        Class Y                                                              22,748,276             10,911,155
        Class S                                                              58,210,672              9,717,738
        Class N                                                                   3,605                101,000*
                                                                    -------------------    -------------------
             INCREASE IN NET ASSETS FROM NET FUND SHARE
              TRANSACTIONS                                                  115,472,164             49,666,967
                                                                    -------------------    -------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                             238,514,397            (30,343,451)
NET ASSETS:
        Beginning of year                                                   246,914,570            277,258,021
                                                                    -------------------    -------------------
        End of year (including accumulated net investment loss of
          $6,919 and $4,316, respectively)                          $       485,428,967    $       246,914,570
                                                                    ===================    ===================

*       CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              CLASS A
                                                                             ----------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99^
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     8.76      $    11.79      $    13.37      $    15.86      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.12)***       (0.11)***       (0.08)***       (0.04)***         (0.03)***
  Net realized and unrealized gain (loss)
    on investments                                 3.92           (2.92)          (1.50)          (2.08)             6.06
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    3.80           (3.03)          (1.58)          (2.12)             6.03
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -               -               -           (0.00)+               -
  Tax return of capital                               -               -               -           (0.00)+               -
  From net realized gains                             -               -               -           (0.37)            (0.17)
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -               -           (0.37)            (0.17)
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $    12.56      $     8.76      $    11.79      $    13.37      $      15.86
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   43.38%         (25.70)%        (11.82)%        (13.82)%           60.42%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   67,686      $   35,509      $   32,095      $   15,854      $      1,742
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                         1.51%           1.51%           1.51%           1.53%             1.79%*
     After expense waiver#                         1.49%(b)        1.50%(b)        1.49%           1.50%              N/A
  Net investment loss to average daily net
    assets                                        (1.11)%         (1.08)%         (0.67)%         (0.28)%           (0.39)%*
  Portfolio turnover rate                            56%             51%            114%             97%               68%**

                                                                              CLASS L
                                                                             ----------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99^
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     8.83      $    11.85      $    13.41      $    15.88      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.09)***       (0.08)***       (0.05)***       (0.01)***         (0.01)***
  Net realized and unrealized gain (loss)
    on investments                                 3.96           (2.94)          (1.51)          (2.08)             6.06
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    3.87           (3.02)          (1.56)          (2.09)             6.05
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -               -               -           (0.01)            (0.00)+
  Tax return of capital                               -               -               -           (0.00)+               -
  From net realized gains                             -               -               -           (0.37)            (0.17)
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -               -           (0.38)            (0.17)
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $    12.70      $     8.83      $    11.85      $    13.41      $      15.88
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   43.83%         (25.49)%        (11.63)%        (13.54)%           60.55%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   85,885      $   44,419      $   43,839      $   21,000      $      2,198
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                         1.26%           1.26%           1.26%           1.28%             1.52%*
     After expense waiver#                         1.24%(b)        1.25%(b)        1.24%           1.25%              N/A
  Net investment loss to average daily net
    assets                                        (0.86)%         (0.83)%         (0.40)%         (0.03)%           (0.12)%*
  Portfolio turnover rate                            56%             51%            114%             97%               68%**

   *     ANNUALIZED.
   **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   + DISTRIBUTIONS FROM NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
   ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
   (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.

   (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                               CLASS Y
                                                                               -------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99^
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     8.87      $    11.89      $    13.43      $    15.90      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.08)***       (0.07)***       (0.03)***        0.02***           0.01***
  Net realized and unrealized gain (loss)
    on investments                                 3.98           (2.95)          (1.51)          (2.10)             6.07
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    3.90           (3.02)          (1.54)          (2.08)             6.08
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -               -               -           (0.02)            (0.01)
  Tax return of capital                                               -               -           (0.00)+               -
  From net realized gains                             -               -               -           (0.37)            (0.17)
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -               -           (0.39)            (0.18)
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $    12.77      $     8.87      $    11.89      $    13.43      $      15.90
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   43.97%         (25.40)%        (11.47)%        (13.44)%           60.71%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   87,801      $   43,123      $   44,759      $   35,864      $     12,667
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                         1.11%           1.11%           1.11%           1.13%             1.31%*
     After expense waiver#                         1.09%(b)        1.10%(b)        1.09%           1.10%              N/A
  Net investment income (loss) to average
    daily net assets                              (0.71)%         (0.68)%         (0.25)%          0.11              0.14%*
  Portfolio turnover rate                            56%             51%            114%             97%               68%**

                                                                              CLASS S
                                                                             ----------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                              12/31/03        12/31/02        12/31/01        12/31/00         12/31/99^
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     8.91      $    11.92      $    13.45      $    15.91      $      10.00
                                             ----------      ----------      ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.06)***       (0.06)***       (0.01)***        0.04***           0.02***
  Net realized and unrealized gain (loss)
    on investments                                 3.99           (2.95)          (1.52)          (2.10)             6.07
                                             ----------      ----------      ----------      ----------      ------------
        Total income (loss) from
          investment operations                    3.93           (3.01)          (1.53)          (2.06)             6.09
                                             ----------      ----------      ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -               -               -           (0.03)            (0.01)
  Tax return of capital                                               -               -           (0.00)+               -
  From net realized gains                             -               -               -           (0.37)            (0.17)
                                             ----------      ----------      ----------      ----------      ------------
        Total distributions                           -               -               -           (0.40)            (0.18)
                                             ----------      ----------      ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD               $    12.84      $     8.91      $    11.92      $    13.45      $      15.91
                                             ==========      ==========      ==========      ==========      ============
TOTAL RETURN(a)                                   44.11%         (25.25)%        (11.38)%        (13.32)%           60.91%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $  243,909      $  123,762      $  156,565      $  147,368      $     92,254
  Ratio of expenses to average daily net
    assets:
   Before expense waiver                           0.97%           0.97%           0.97%           0.99%             1.19%*
   After expense waiver#                           0.95%(b)        0.96%(b)        0.95%           0.97%              N/A
  Net investment income (loss) to average
    daily net assets                              (0.57)%         (0.54)%         (0.09)%          0.26              0.19%*
  Portfolio turnover rate                            56%             51%            114%             97%               68%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                               CLASS N
                                                               -------
                                                     YEAR ENDED        PERIOD ENDED
                                                      12/31/03           12/31/02^
                                                     ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     8.72        $       8.68
                                                     ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                     (0.15)***           (0.00)***+
  Net realized and unrealized gain on investments          3.90                0.04
                                                     ----------        ------------
        Total income from investment operations            3.75                0.04
                                                     ----------        ------------
NET ASSET VALUE, END OF PERIOD                       $    12.47        $       8.72
                                                     ==========        ============
TOTAL RETURN(a)                                           43.00%(c)               -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $      149        $        101
  Ratio of expenses to average daily net assets:
       Before expense waiver                               1.81%                  -@
       After expense waiver                                1.79%(b)               -@
  Net investment loss to average daily net assets         (1.41)%                 -@
  Portfolio turnover rate                                    56%                 51%

  ***    PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +      Net investment loss is less than $0.01 per share.
  ^      CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @      AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE            The objective of the Fund is to achieve long-term capital
INVESTMENT             appreciation by investing primarily in a diversified
OBJECTIVE OF THE       portfolio of equity securities of smaller companies
MASSMUTUAL SMALL       (those with a market capitalization, at the time of
COMPANY GROWTH FUND?   purchase, within the range of market capitalizations of
                       companies in the Russell 2000 Index). The Fund uses a growth-oriented investment strategy.

HOW DID THE FUND       For the 12 months ending December 31, 2003, the Fund's
PERFORM DURING 2003?   Class S shares returned 60.66%, well ahead of the 47.26%
                       return of the Russell 2000 Index, an unmanaged index of 2000 small capitalization common stocks.

WHAT WAS THE           During 2003, investors' increasing appetite for return
INVESTMENT             and lower aversion to risk led them to favor stocks in
BACKGROUND DURING      the small-cap universe by a wide margin. Small caps
THE PERIOD?            handily outperformed large-cap issues, as measured by
                       both the Dow Jones Industrial Average and the S&P 500
                       Index.

                       The stock market paid investors back for the losses they suffered in 2002, and even some of their losses from 2001. The dramatic gains in the market in 2003 are best described as deferred rewards from the positive fundamental performance overlooked in 2002, combined with continued strength in earnings and revenue growth in 2003.

WHAT FACTORS           During the third quarter, the Fund's holdings
CONTRIBUTED TO THE     outperformed in three of the four dominant sectors of the
FUND'S PERFORMANCE?    Russell 2000 Growth Index - financial services, health
                       care and technology companies. Returns in the fourth sector, consumer discretionary, were mixed. Technology and financial services stocks contributed the most to returns in the fourth quarter, with each contributing over 200 basis points to our excess returns. Conversely, health care stocks and consumer discretionary companies were laggards.

                       Led by significant returns in our financial services stocks, our holdings outperformed in all four major sectors of the Russell 2000 Growth for full-year 2003.

WHAT IS YOUR OUTLOOK?  Small- and mid-cap growth stocks outperformed all other areas of the stock market for the year, and we expect them to continue to do so as we move into the next phase of economic growth. Small- and mid-cap growth companies typically perform best in the first two-thirds of an economic expansion, as well as in a post-war economic environment and following a tax cut. With all of these factors at play, we expect smaller growth companies to continue to outperform into 2005.

                      MASSMUTUAL SMALL COMPANY GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Pixelworks, Inc.
Lattice Semiconductor Corp.
E Trade Financial Corp.
Corillian Corp.
Polycom, Inc.
Commercial Capital Bancorp, Inc.
Steel Dynamics, Inc.
Digimarc Corp.
Scientific Games Corp. Cl. A
DoubleClick, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Company Growth Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY GROWTH FUND
TOTAL RETURN

                           ONE YEAR           AVERAGE ANNUAL
                       1/1/03 - 12/31/03    12/31/01 - 12/31/03
Class S                      60.66%                6.27%
Class A                      60.01%                5.75%
Class Y                      60.75%                6.22%
Class L                      60.55%                6.08%
---------------------------------------------------------------
Russell 2000 Index           47.26%                7.78%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

               CLASS S      CLASS A      CLASS Y      CLASS L      RUSSELL 2000 INDEX
12/31/2001    $  10,000    $  10,000    $  10,000    $  10,000         $  10,000
    6/2002    $   8,400    $   8,380    $   8,400    $   8,400         $   9,530
   12/2002    $   7,030    $   6,990    $   7,020    $   7,010         $   7,865
    6/2003    $   8,560    $   8,500    $   8,550    $   8,540         $   9,373
   12/2003    $  11,294    $  11,184    $  11,284    $  11,254         $  11,618

Hypothetical Investments in MassMutual Small Company Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY GROWTH FUND
TOTAL RETURN

                                                          SINCE INCEPTION
                                        ONE YEAR           AVERAGE ANNUAL
                                   1/1/03 - 12/31/03    12/31/02 - 12/31/03
Class N                                  59.78%                60.73%
Class N (CDSC fees deducted)             58.78%                59.73%
---------------------------------------------------------------------------
Russell 2000 Index                       47.26%                47.61%

[CHART]

                CLASS N      CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002     $  10,000               $  10,000                  $  10,000
      6/03     $  12,232               $  12,132                  $  10,863
     12/03     $  16,094               $  15,994                  $  14,777

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL COMPANY GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                       NUMBER OF         MARKET
                                                        SHARES           VALUE
                                                     -------------   ---------------
EQUITIES -- 95.7%

ADVERTISING -- 1.9%
DoubleClick, Inc.*                                         177,000   $     1,808,940
Modem Media, Inc.*                                         148,000         1,209,160
                                                                     ---------------
                                                                           3,018,100
                                                                     ---------------
APPAREL, TEXTILES & SHOES -- 2.9%
Albany International
  Corp. Cl. A                                                2,200            74,580
Christopher &
  Banks Corp.                                               40,800           796,824
Hot Topic, Inc.*                                            60,500         1,782,330
Phillips-Van Heusen Corp.                                   47,500           842,650
Quiksilver, Inc.*                                           59,300         1,051,389
                                                                     ---------------
                                                                           4,547,773
                                                                     ---------------
BANKING, SAVINGS & LOANS -- 4.9%
Cascade Bancorp                                              4,000            77,040
Columbia Bancorp                                            30,000           958,500
Commercial Capital
  Bancorp, Inc.*                                           106,700         2,284,447
Franklin Bank Corp.*                                         7,800           148,200
Harbor Florida
  Bancshares, Inc.                                           5,900           175,289
ITLA Capital Corp.*                                          4,700           235,470
NetBank, Inc.                                               47,500           634,125
Silicon Valley Bancshares*                                   8,100           292,167
Sterling Financial Corp.*                                    7,110           243,375
UCBH Holdings, Inc.                                         37,000         1,441,890
Umpqua Holdings Corp.                                       15,800           328,482
United PanAm
  Financial Corp.*                                          22,000           367,620
W Holding Co., Inc.                                         30,000           558,300
                                                                     ---------------
                                                                           7,744,905
                                                                     ---------------
BROADCASTING, PUBLISHING & PRINTING -- 0.3%
Journal Communications,
  Inc. Cl. A                                                23,600           437,308
                                                                     ---------------
CHEMICALS -- 0.6%
Cabot
  Microelectronics Corp.*                                    3,700           181,300
Symyx Technologies, Inc.*                                   37,800           776,790
                                                                     ---------------
                                                                             958,090
                                                                     ---------------
COMMERCIAL SERVICES -- 5.4%
CDI Corp.                                                    2,500            81,875
Gevity HR, Inc.                                             76,200         1,694,688
Integrated Alarm Services
  Group, Inc.*                                              67,300           572,050
Kosan Biosciences, Inc.*                                    17,600           173,536
Labor Ready, Inc.*                                          12,600           165,060
Lexicon Genetics, Inc.*                                     50,900   $       299,801
Lionbridge
  Technologies, Inc.*                                      149,800         1,439,578
MIM Corp.*                                                  19,900           139,897
Opsware, Inc.*                                             226,000         1,672,400
PDI, Inc.*                                                   5,000           134,050
Princeton Review, Inc.*                                     54,600           532,350
Sotheby's Holdings,
  Inc. Cl. A*                                               66,200           904,292
Strayer Education, Inc.                                      7,100           772,693
                                                                     ---------------
                                                                           8,582,270
                                                                     ---------------
COMMUNICATIONS -- 3.1%
Arris Group, Inc.*                                          86,600           626,984
Harmonic, Inc.*                                             31,300           226,925
Polycom, Inc.*                                             137,500         2,684,000
Verso Technologies, Inc.*                                  420,000         1,344,000
                                                                     ---------------
                                                                           4,881,909
                                                                     ---------------
COMPUTER & DATA PROCESSING SERVICES -- 1.5%
Anteon
  International Corp.*                                      15,600           562,380
Digimarc Corp.*                                            141,300         1,879,290
                                                                     ---------------
                                                                           2,441,670
                                                                     ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 3.3%
3Com Corp.*                                                 33,200           271,244
Digital Insight Corp.*                                      56,500         1,406,850
F5 Networks, Inc.*                                          38,600           968,860
Jack Henry &
  Associates, Inc.                                          35,000           720,300
Mentor Graphics Corp.*                                      53,800           782,252
RadiSys Corp.*                                              19,000           320,340
Websense, Inc.*                                             26,600           777,784
                                                                     ---------------
                                                                           5,247,630
                                                                     ---------------
COMPUTER RELATED SERVICES -- 3.5%
Carreker Corp.*                                             46,400           650,064
Corillian Corp.*                                           437,189         2,758,662
Identix, Inc.*                                             152,400           678,180
LivePerson, Inc.*                                           27,400           139,165
Secure Computing Corp.*                                     73,500         1,316,385
                                                                     ---------------
                                                                           5,542,456
                                                                     ---------------
COMPUTERS & INFORMATION -- 3.4%
Danka Business
  Systems PLC ADR
  (United Kingdom)*                                        173,000           761,200
Immersion Corp.*                                           163,600           973,420
Mikohn Gaming Corp.*                                       111,000           499,500
Network Engines, Inc.*                                     195,000           850,200
Scientific Games
  Corp. Cl. A*                                             109,800   $     1,867,698
VA Software Corp.*                                         114,100           446,131
                                                                     ---------------
                                                                           5,398,149
                                                                     ---------------
DATA PROCESSING & PREPARATION -- 0.0%
The TriZetto Group, Inc.*                                   12,700            81,915
                                                                     ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 15.0%
Active Power, Inc.*                                         34,800           100,920
August Technology Corp.*                                    10,600           196,630
Ceva, Inc.*                                                 58,000           603,200
ChipPAC, Inc.*                                              36,900           280,071
Cognex Corp.                                                18,500           522,440
Credence Systems Corp.*                                     58,100           764,596
Cymer, Inc.*                                                16,200           748,278
Cypress
  Semiconductor Corp.*                                      43,000           918,480
Dupont Photomasks, Inc.*                                    22,000           531,080
Electric City Corp.*                                       132,500           318,000
FSI International, Inc.*                                   106,700           787,446
Genesis Microchip, Inc.*                                    69,200         1,248,368
Graftech
  International Limited*                                    26,000           351,000
Innovex, Inc.*                                              58,000           488,940
Lattice
  Semiconductor Corp.*                                     359,200         3,477,056
Micrel, Inc.*                                               79,600         1,240,168
Mykrolis Corp.*                                             53,800           865,104
Nanometrics, Inc.*                                          25,500           375,105
NPTest Holding Corp.*                                       29,300           323,472
On Track Innovations
  Limited*                                                  20,000           267,000
Oplink
  Communications, Inc.*                                    186,400           445,496
Pixelworks, Inc.*                                          325,500         3,593,520
Rambus, Inc.*                                               30,200           927,140
Rudolph
  Technologies, Inc.*                                       34,900           856,446
Skyworks Solutions, Inc.*                                   80,800           702,960
Spatialight, Inc.*                                         212,000         1,138,440
Superconductor
  Technologies, Inc.*                                      157,700           879,966
Trident
  Microsystems, Inc.*                                        2,800            48,776
Triquint
  Semiconductor, Inc.*                                      66,000           466,620
Universal Display Corp.*                                     4,000            54,680
YDI Wireless, Inc.*                                         61,700           336,265
                                                                     ---------------
                                                                          23,857,663
                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF         MARKET
                                                        SHARES           VALUE
                                                     -------------   ---------------
ENERGY -- 2.2%
CAL Dive
  International, Inc.*                                      17,300   $       417,103
Evergreen
  Resources, Inc.*                                           8,100           263,331
Headwaters, Inc.*                                           33,200           651,384
Key Energy Services, Inc.*                                  27,000           278,370
Quicksilver
  Resources, Inc.*                                           2,400            77,520
Southwestern Energy Co.*                                    24,200           578,380
Ultra Petroleum Corp.*                                      32,000           787,840
Varco International, Inc.*                                  19,200           396,096
                                                                     ---------------
                                                                           3,450,024
                                                                     ---------------
ENTERTAINMENT & LEISURE -- 1.9%
Alliance Gaming Corp.*                                      56,400         1,390,260
Hollywood
  Entertainment Corp.*                                      56,800           781,000
Macrovision Corp.*                                          40,000           903,600
                                                                     ---------------
                                                                           3,074,860
                                                                     ---------------
FINANCIAL SERVICES -- 5.3%
Affiliated Managers
  Group, Inc.*                                               4,300           299,237
BankAtlantic Bancorp,
  Inc. Cl. A                                                56,000         1,064,000
E Trade Financial Corp.*                                   249,900         3,161,235
East West Bancorp, Inc.                                     10,600           569,008
Friedman Billings Ramsey
  Group, Inc. Cl. A                                         66,100         1,525,588
Novastar Financial, Inc.                                     1,000            42,960
Redwood Trust, Inc.                                         13,900           706,815
Saxon Capital, Inc.*                                        46,900           982,555
                                                                     ---------------
                                                                           8,351,398
                                                                     ---------------
HEALTHCARE -- 1.3%
Alliance Imaging, Inc.*                                     27,300           101,010
Allscripts Healthcare
  Solutions, Inc.*                                          41,900           222,908
Apria Healthcare
  Group, Inc.*                                               4,000           113,880
Idexx Laboratories, Inc.*                                   26,900         1,244,932
LifePoint Hospitals, Inc.*                                   4,300           126,635
Orthodontic Centers of
  America, Inc.*                                            34,800           280,140
                                                                     ---------------
                                                                           2,089,505
                                                                     ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.3%
Brookfield Homes Corp.                                      58,400         1,504,968
Meritage Corp.*                                              8,700           576,897
                                                                     ---------------
                                                                           2,081,865
                                                                     ---------------
INFORMATION RETRIEVAL SERVICES -- 0.9%
FindWhat.com*                                               76,500         1,434,375
                                                                     ---------------
INSURANCE -- 1.1%
Infinity Property &
  Casualty Corp.                                            41,000   $     1,355,050
RLI Corp.                                                    9,300           348,378
                                                                     ---------------
                                                                           1,703,428
                                                                     ---------------
INTERNET SOFTWARE -- 0.5%
Covad Communications
  Group, Inc.*                                             199,000           716,400
WebEx
  Communications, Inc.*                                      3,100            62,310
                                                                     ---------------
                                                                             778,710
                                                                     ---------------
MACHINERY & COMPONENTS -- 2.1%
Axcelis
  Technologies, Inc.*                                      120,600         1,232,532
Brooks Automation, Inc.*                                    57,600         1,392,192
Chicago Bridge & Iron
  Co. NV                                                    11,800           341,020
Lone Star
  Technologies, Inc.*                                       21,400           341,972
                                                                     ---------------
                                                                           3,307,716
                                                                     ---------------
MEDICAL SUPPLIES -- 4.9%
ADE Corp.*                                                  52,400           970,448
Align Technology, Inc.*                                     92,500         1,528,100
Bioject Medical
  Technologies, Inc.*                                       43,500           130,500
CardioDynamics
  International Corp.*                                      17,700           105,669
Dionex Corp.*                                               17,200           791,544
FEI Co.*                                                    74,500         1,676,250
Given Imaging Limited*                                      50,000           895,500
Interpore
  International, Inc.*                                      50,000           650,000
Microtek Medical
  Holdings, Inc.*                                           76,900           384,500
Synovis Life
  Technologies, Inc.*                                       34,700           705,798
                                                                     ---------------
                                                                           7,838,309
                                                                     ---------------
METALS & MINING -- 1.8%
Century Aluminum Co.*                                       16,000           304,160
Massey Energy Co.                                           17,500           364,000
Steel Dynamics, Inc.*                                       92,500         2,172,825
                                                                     ---------------
                                                                           2,840,985
                                                                     ---------------
PHARMACEUTICALS -- 13.0%
Advancis
  Pharmaceutical Corp.*                                     47,800           358,500
Albany Molecular
  Research, Inc.*                                            6,800           102,136
Alkermes, Inc.*                                             24,300           328,050
Atherogenics, Inc.*                                          7,500           112,125
AVI BioPharma, Inc.*                                        15,200            61,864
Bentley
  Pharmaceuticals, Inc.*                                    53,000   $       704,900
Calypte Biomedical Corp.*                                  857,000           398,505
Cell Genesys, Inc.*                                        121,500         1,572,210
Columbia
  Laboratories, Inc.*                                       13,200            83,160
Corixa Corp.*                                              115,200           695,808
Cubist
  Pharmaceuticals, Inc.*                                   125,100         1,521,216
Dendreon Corp.*                                             83,500           673,010
Discovery
  Laboratories, Inc.*                                       26,000           272,740
Eon Labs, Inc.*                                             22,700         1,156,565
Genta, Inc.*                                               137,200         1,428,252
Guilford
  Pharmaceuticals, Inc.*                                   126,100           854,958
Isis Pharmaceuticals, Inc.*                                135,400           880,100
La Jolla
  Pharmaceutical Co.*                                      104,900           450,021
Medarex, Inc.*                                             233,900         1,457,197
Nuvelo, Inc.*                                               31,000           107,570
OraSure
  Technologies, Inc.*                                       26,100           207,756
Paradigm Genetics, Inc.*                                   276,600           406,602
Serologicals Corp.*                                         66,000         1,227,600
Sirna Therapeutics, Inc.*                                   70,520           366,704
Taro Pharmaceutical
  Industries Limited*                                       15,400           993,300
Telik, Inc.*                                                60,900         1,401,309
Third Wave
  Technologies, Inc.*                                      127,300           579,215
Transgenomic, Inc.*                                        133,100           266,200
Tularik, Inc.*                                              43,200           697,680
United
  Therapeutics Corp.*                                       44,500         1,021,275
Vicuron
  Pharmaceuticals, Inc.*                                    13,200           246,180
Viropharma, Inc.*                                           30,300            84,234
                                                                     ---------------
                                                                          20,716,942
                                                                     ---------------
PREPACKAGED SOFTWARE -- 6.9%
Advent Software, Inc.*                                      15,800           275,394
Cerner Corp.*                                               45,700         1,729,745
Interwoven, Inc.*                                           80,000         1,011,200
Onyx Software Corp.*                                        38,850           153,069
Open Solutions, Inc.*                                        6,800           119,476
OpenTV Corp.*                                              270,000           904,500
Pinnacle Systems, Inc.*                                    207,700         1,771,681
Quest Software, Inc.*                                       11,200           159,040
RADVision Limited*                                          42,000           479,220
Red Hat, Inc.*                                              91,900         1,724,963
Roxio, Inc.*                                                12,600            60,354
Tibco Software, Inc.*                                      238,800         1,616,676
United Online, Inc.*                                        55,100           925,129
                                                                     ---------------
                                                                          10,930,447
                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF         MARKET
                                                        SHARES           VALUE
                                                     -------------   ---------------
REAL ESTATE -- 0.5%
WCI Communities, Inc.*                                      37,000   $       762,570
                                                                     ---------------
RESTAURANTS -- 0.2%
Chicago Pizza &
  Brewery, Inc.*                                            18,300           273,036
Red Robin Gourmet
  Burgers, Inc.*                                             2,200            66,968
                                                                     ---------------
                                                                             340,004
                                                                     ---------------
RETAIL -- 3.6%
A.C. Moore
  Arts & Crafts, Inc.*                                      22,500           433,350
The Bombay Co., Inc.*                                       84,200           685,388
Cost Plus, Inc.*                                            18,600           762,600
Duane Reade, Inc.*                                          51,500           871,380
Insight Enterprises, Inc.*                                   4,000            75,200
Kenneth Cole Productions,
  Inc. Cl. A                                                35,100         1,031,940
Marvel Enterprises, Inc.*                                   26,700           777,237
RedEnvelope, Inc.*                                          62,100         1,037,070
                                                                     ---------------
                                                                           5,674,165
                                                                     ---------------
TELEPHONE UTILITIES -- 1.5%
Lightbridge, Inc.*                                          93,100           847,210
Novatel Wireless, Inc.*                                     94,500           566,055
Western Wireless
  Corp. Cl. A*                                              57,000         1,046,520
                                                                     ---------------
                                                                           2,459,785
                                                                     ---------------
TRANSPORTATION -- 0.9%
Arkansas Best Corp.                                          2,200            69,058
OMI Corp.*                                                 150,000         1,339,500
                                                                     ---------------
                                                                           1,408,558
                                                                     ---------------

TOTAL EQUITIES
(COST $130,489,908)                                                      151,983,484
                                                                     ---------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                     -------------
SHORT-TERM INVESTMENTS -- 32.7%

CASH EQUIVALENTS -- 26.6%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                  $     343,288           343,288
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                        379,049           379,049
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                      1,822,152         1,822,152
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                        455,538           455,538
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                        455,538           455,538
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                  $   1,518,460   $     1,518,460
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                        607,384           607,384
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                      3,036,919         3,036,919
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                        303,692           303,692
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                        792,312           792,312
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                        726,148           726,148
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                      3,128,027         3,128,027
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                      1,670,306         1,670,306
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                        911,076           911,076
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                      1,518,460         1,518,460
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                      1,212,264         1,212,264
General Electric
  Capital Corp.
  1.092% 01/05/2004                                      1,515,701         1,515,701
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                        607,384           607,384
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                        334,061           334,061
Merrill Lynch
  Premier Institutional
  Money Market Fund                                      2,089,435         2,089,435
Merrimac Money
  Market Fund                                            5,041,286         5,041,286
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                      1,579,198         1,579,198
National Bank
  of Commerce
  Bank Note
  1.120% 05/19/2004                                        759,230           759,230
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                  $     759,230   $       759,230
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                        607,384           607,384
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                      1,518,460         1,518,460
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                        759,230           759,230
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                        911,076           911,076
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                      1,111,277         1,111,277
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                        759,230           759,230
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                      1,166,413         1,166,413
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                        303,692           303,692
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                      3,644,300         3,644,300
                                                                     ---------------
                                                                          42,347,200
                                                                     ---------------
REPURCHASE AGREEMENT -- 6.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                      9,710,140         9,710,140
                                                                     ---------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                       52,057,340
                                                                     ---------------

TOTAL INVESTMENTS -- 128.4%
(COST $182,547,248)***                                                   204,040,824

OTHER ASSETS/
(LIABILITIES) -- (28.4%)                                                 (45,191,746)
                                                                     ---------------
NET ASSETS -- 100.0%                                                 $   158,849,078
                                                                     ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $9,710,529. Collateralized by U.S. Government Agency obligation with a rate of 5.174%, maturity date of 05/01/2032, and an aggregate market value, including accrued interest, of $10,195,647.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                     DECEMBER 31, 2003
                                                                     -----------------
ASSETS:
        Investments, at value (cost $130,489,908) (NOTE 2)           $     151,983,484
        Short-term investments, at amortized cost (NOTE 2)                  52,057,340
                                                                     -----------------
            Total Investments (including securities on loan with
              market values of $40,061,692)                                204,040,824
        Cash                                                                    10,657
        Receivables from:
            Investments sold                                                 1,528,547
            Investment adviser (NOTE 3)                                          3,827
            Fund shares sold                                                   356,825
            Interest and dividends                                              69,847
            Foreign taxes withheld                                                  46
                                                                     -----------------
                 Total assets                                              206,010,573
                                                                     -----------------
LIABILITIES:
        Payables for:
            Investments purchased                                            4,190,876
            Fund shares repurchased                                            413,215
            Securities on loan (NOTE 2)                                     42,347,200
            Directors' fees and expenses (NOTE 3)                                1,244
            Affiliates (NOTE 3):
                 Investment management fees                                    115,793
                 Administration fees                                            37,990
                 Service fees                                                   30,257
                 Distribution fees                                                 429
        Accrued expense and other liabilities                                   24,491
                                                                     -----------------
                 Total liabilities                                          47,161,495
                                                                     -----------------
        NET ASSETS                                                   $     158,849,078
                                                                     =================
NET ASSETS CONSIST OF:
        Paid-in capital                                              $     132,838,941
        Accumulated net investment loss                                           (699)
        Accumulated net realized gain on investments                         4,517,260
        Net unrealized appreciation on investments                          21,493,576
                                                                     -----------------
                                                                     $     158,849,078
                                                                     =================
NET ASSETS:
        Class A                                                      $      54,037,942
                                                                     =================
        Class L                                                      $      35,948,339
                                                                     =================
        Class Y                                                      $      37,729,525
                                                                     =================
        Class S                                                      $      30,180,598
                                                                     =================
        Class N                                                      $         952,674
                                                                     =================
SHARES OUTSTANDING:
        Class A                                                              5,063,710
                                                                     =================
        Class L                                                              3,346,909
                                                                     =================
        Class Y                                                              3,503,894
                                                                     =================
        Class S                                                              2,798,637
                                                                     =================
        Class N                                                                 90,002
                                                                     =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                      $           10.67
                                                                     =================
        Class L                                                      $           10.74
                                                                     =================
        Class Y                                                      $           10.77
                                                                     =================
        Class S                                                      $           10.78
                                                                     =================
        Class N                                                      $           10.59
                                                                     =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                        YEAR ENDED
                                                                     DECEMBER 31, 2003
                                                                     -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $189)                   $         233,633
        Interest (including securities lending income of $49,936)               62,032
                                                                     -----------------
                 Total investment income                                       295,665
                                                                     -----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                    679,779
        Custody fees                                                            73,806
        Audit and legal fees                                                    19,626
        Trustee reporting                                                        8,196
        Shareholder reporting fees                                               3,185
        Directors' fees (NOTE 3)                                                 1,710
                                                                     -----------------
                                                                               786,302
        Administration fees (NOTE 3):
            Class A                                                             81,570
            Class L                                                             82,063
            Class Y                                                             33,049
            Class S                                                             25,766
            Class N                                                              1,224
        Distribution fees (NOTE 3):
            Class N                                                                767
        Service fees (NOTE 3):
            Class A                                                             58,414
            Class N                                                                767
                                                                     -----------------
                 Total expenses                                              1,069,922
        Expenses waived (NOTE 3)                                               (73,815)
        Fees paid indirectly (NOTE 3)                                         (104,521)
                                                                     -----------------
                 Net expenses                                                  891,586
                                                                     -----------------
                 NET INVESTMENT LOSS                                          (595,921)
                                                                     -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                        15,946,268
        Net change in unrealized appreciation (depreciation)
          on investments                                                    22,523,189
                                                                     -----------------
                 NET REALIZED AND UNREALIZED GAIN                           38,469,457
                                                                     -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $      37,873,536
                                                                     =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED          YEAR ENDED
                                                                     DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                     -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                          $        (595,921)  $         (87,703)
        Net realized gain (loss) on investment transactions                 15,946,268          (3,520,282)
        Net change in unrealized appreciation (depreciation)
          on investments                                                    22,523,189          (1,029,613)
                                                                     -----------------   -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING
              FROM OPERATIONS                                               37,873,536          (4,637,598)
                                                                     -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net realized gains:
        Class A                                                             (2,491,228)                  -
        Class L                                                             (1,656,669)                  -
        Class Y                                                             (1,737,578)                  -
        Class S                                                             (1,383,485)                  -
        Class N                                                                (44,438)                  -
                                                                     -----------------   -----------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                     (7,313,398)                  -
                                                                     -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                             40,460,350           5,600,256
        Class L                                                             15,225,444          11,017,774
        Class Y                                                             21,666,453          10,672,456
        Class S                                                             15,421,007           2,008,208
        Class N                                                                750,090             100,500*
                                                                     -----------------   -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS         93,523,344          29,399,194
                                                                     -----------------   -----------------
        TOTAL INCREASE IN NET ASSETS                                       124,083,482          24,761,596

NET ASSETS:
        Beginning of year                                                   34,765,596          10,004,000
                                                                     -----------------   -----------------
        End of year (including accumulated net investment loss of
           $699 and $106, respectively)                              $     158,849,078   $      34,765,596
                                                                     =================   =================

 *      CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY GROWTH FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              CLASS A
                                                                              -------
                                                          YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                           12/31/03          12/31/02          12/31/01+
                                                          ----------        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     6.99        $    10.00        $     10.00
                                                          ----------        ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.10)***         (0.06)***              -
  Net realized and unrealized gain (loss)
     on investments                                             4.30             (2.95)                 -
                                                          ----------        ----------       ------------
       Total income (loss) from investment
         operations                                             4.20             (3.01)                 -
                                                          ----------        ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                      (0.52)                -                  -
                                                          ----------        ----------       ------------
NET ASSET VALUE, END OF PERIOD                            $    10.67        $     6.99        $     10.00
                                                          ==========        ==========       ============
TOTAL RETURN(a)                                                60.01%           (30.10)%                -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   54,038        $    5,038        $         1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.58%             1.83%                 -
     After expense waiver#                                      1.37%(b)          1.16%(b)              -
  Net investment loss to average daily net assets              (1.00)%           (0.80)%                -
  Portfolio turnover rate                                        141%              150%                 -

                                                                             CLASS L
                                                                             -------
                                                          YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                           12/31/03          12/31/02          12/31/01+
                                                          ----------        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     7.01        $    10.00        $     10.00
                                                          ----------        ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.07)***         (0.04)***              -
  Net realized and unrealized gain (loss)
     on investments                                             4.32             (2.95)                 -
                                                          ----------        ----------       ------------
       Total income (loss) from investment
         operations                                             4.25             (2.99)                 -
                                                          ----------        ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                      (0.52)                -                  -
                                                          ----------        ----------       ------------
NET ASSET VALUE, END OF PERIOD                            $    10.74        $     7.01        $     10.00
                                                          ==========        ==========       ============
TOTAL RETURN(a)                                                60.55%           (29.90)%                -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   35,948        $   10,319        $         1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.33%             1.58%                 -
     After expense waiver#                                      1.10%(b)          0.92%(b)              -
  Net investment loss to average daily net assets              (0.72)%           (0.59)%                -
  Portfolio turnover rate                                        141%              150%                 -

                                                                              CLASS Y
                                                                            ----------
                                                          YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                           12/31/03          12/31/02          12/31/01+
                                                          ----------        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     7.02        $    10.00        $     10.00
                                                          ----------        ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.05)***         (0.04)***              -
  Net realized and unrealized gain (loss)
     on investments                                             4.32             (2.94)                 -
                                                          ----------        ----------       ------------
       Total income (loss) from investment
         operations                                             4.27             (2.98)                 -
                                                          ----------        ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                      (0.52)                -                  -
                                                          ----------        ----------       ------------
NET ASSET VALUE, END OF PERIOD                            $    10.77        $     7.02        $     10.00
                                                          ==========        ==========       ============
TOTAL RETURN(a)                                                60.75%           (29.80)%                -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   37,730        $   10,545        $         1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.18%             1.43%                 -
     After expense waiver#                                      0.95%(b)          0.83%(b)              -
  Net investment loss to average daily net assets              (0.60)%           (0.52)%                -
  Portfolio turnover rate                                        141%              150%                 -

                                                                             CLASS S
                                                                            ----------
                                                          YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                           12/31/03          12/31/02          12/31/01+
                                                          ----------        ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     7.02        $    10.00        $     10.00
                                                          ----------        ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.05)***         (0.03)***              -
  Net realized and unrealized gain (loss)
     on investments                                             4.33             (2.95)                 -
                                                          ----------        ----------       ------------
       Total income (loss) from investment
         operations                                             4.28             (2.98)                 -
                                                          ----------        ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                      (0.52)                -                  -
                                                          ----------        ----------       ------------
NET ASSET VALUE, END OF PERIOD                            $    10.78        $     7.02        $     10.00
                                                          ==========        ==========       ============
TOTAL RETURN(a)                                                60.66%           (29.70)%                -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   30,181        $    8,763        $    10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.14%             1.39%                 -
     After expense waiver#                                      0.92%(b)          0.80%(b)              -
  Net investment loss to average daily net assets              (0.55)%           (0.41)%                -
  Portfolio turnover rate                                        141%              150%                 -

  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +   THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                   CLASS N
                                                                   -------
                                                          YEAR ENDED      PERIOD ENDED
                                                           12/31/03        12/31/02^^
                                                          ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     6.95      $       6.90
                                                          ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 (0.13)***          0.00***^
  Net realized and unrealized gain on investments               4.29              0.05
                                                          ----------      ------------
       Total income from investment operations                  4.16              0.05
                                                          ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains                                      (0.52)                -
                                                          ----------      ------------
NET ASSET VALUE, END OF PERIOD                            $    10.59      $       6.95
                                                          ==========      ============
TOTAL RETURN(a)                                                59.78%(c)             -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      953      $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.88%                -@
     After expense waiver#                                      1.68%(b)             -@
  Net investment loss to average daily net assets              (1.31)%               -@
  Portfolio turnover rate                                        141%              150%

***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
^    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
@    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003.
(a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
(b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL EMERGING GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve capital
OBJECTIVE OF THE               appreciation by investing primarily in a
MASSMUTUAL EMERGING            diversified portfolio of equity securities of
GROWTH FUND?                   smaller, emerging growth companies, using a
                               growth-oriented investment strategy.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 46.37%, which
                               trailed the 47.26% return of the Russell 2000
                               Index, an unmanaged index of 2000 small
                               capitalization common stocks.

WHAT WAS THE INVESTMENT        During the third quarter, companies posted better
BACKGROUND DURING              performance than they did in comparative periods
THE PERIOD?                    in the past. Positive earnings revisions during
                               the timeframe ran 2:1 over downward revisions.
                               For the full year, small-cap investors favored the smallest of small-cap stocks, and they favored lower quality. In many cases, companies with the poorest fundamentals performed the best.

WHAT FACTORS CONTRIBUTED       During the third quarter, strong performers
TO THE FUND'S                  included the technology sector (where specialty
PERFORMANCE - AND HOW          semiconductor manufacturers produced some of the
DID YOU RESPOND?               best gains) and the biotechnology segment of the
                               health care sector. In the fourth quarter, we maintained an overweight position in the technology sector, with an approximate 30% weighting versus the benchmark's 23%.

                               Also in the third quarter, we maintained an approximate 26% weighting to the broad consumer sector, relative to about a 20% weighting in the benchmark. This weighting expanded in large part through appreciation of certain retailers and Internet-related positions. Many of these positions have the highest revenue and earnings growth rates in the portfolio. Slower-growing consumer services companies provided mixed investment results in the quarter.

                               Technology hardware, which had been a source of returns all year, continued the positive trend in the fourth quarter. Conversely, a detractor from performance in the closing quarter was our underweight relative to the benchmark in the materials/processing sector, which produced the greatest total return in the benchmark, contributing 104 basis points to the index. Growth investors had moved into these stocks to take advantage of favorable supply/demand patterns in base metals and natural resources, but since these companies typically do not produce the sort of secular revenue and earnings growth we look for in our definition of growth, we do not tend to hold a strong position in that sector.

WHAT IS YOUR OUTLOOK?          We believe our universe of companies offers
                               further upside potential, particularly relative to the benchmark. We have experienced solid price/earnings multiple expansion, and if earnings results come in as we expect, we believe there is room for further multiple expansion as investors return to higher quality companies with more sustainable growth characteristics. We have seen indicators of this trend in the early weeks of 2004.

                        MASSMUTUAL EMERGING GROWTH FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

O2Micro International Limited
Navigant Consulting, Inc.
M-Systems Flash Disk Pioneers Limited
Anteon International Corp.
Salix Pharmaceuticals Limited
Altiris, Inc.
Infospace, Inc.
United Surgical Partners International, Inc.
Alliance Gaming Corp.
Cost Plus, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Emerging Growth Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL EMERGING GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                     ONE YEAR                 AVERAGE ANNUAL
                                 1/1/03 - 12/31/03          5/1/00 - 12/31/03
Class S                                46.37%                    -16.14%
Class A                                45.33%                    -16.62%
Class Y                                45.94%                    -16.27%
Class L                                45.92%                    -16.40%
-----------------------------------------------------------------------------
Russell 2000 Index                     47.26%                      4.04%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

           CLASS S    CLASS A    CLASS Y    CLASS L    RUSSELL 2000 INDEX
5/1/2000   $ 10,000   $ 10,000   $ 10,000   $ 10,000       $ 10,000
12/2000    $  7,330   $  7,320   $  7,330   $  7,330       $  9,636
12/2001    $  6,150   $  6,110   $  6,150   $  6,130       $  9,876
12/2002    $  3,580   $  3,530   $  3,570   $  3,550       $  7,853
12/2003    $  5,240   $  5,130   $  5,210   $  5,180       $ 11,564

Hypothetical Investments in MassMutual Emerging Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL EMERGING GROWTH FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                                     ONE YEAR                AVERAGE ANNUAL
                                 1/1/03 - 12/31/03         12/31/02 - 12/31/03
Class N                                45.01%                     45.28%
Class N (CDSC fees deducted)           44.01%                     44.28%
------------------------------------------------------------------------------
Russell 2000 Index                     47.26%                     47.61%

[CHART]

                   CLASS N    CLASS N (CDSC FEES DEDUCTED)   RUSSELL 2000 INDEX
12/31/2002         $ 10,000           $  10,000                  $  10,000
6/2003             $ 11,914           $  11,814                  $  10,863
12/2003            $ 14,543           $  14,443                  $  14,777

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL EMERGING GROWTH FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
EQUITIES -- 95.1%

ADVERTISING -- 0.9%
Valueclick, Inc.*                                          119,100   $     1,081,428
                                                                     ---------------
AEROSPACE & DEFENSE -- 0.6%
Engineered Support
  Systems, Inc.                                              8,600           473,516
MTC Technologies, Inc.*                                      9,700           312,534
                                                                     ---------------
                                                                             786,050
                                                                     ---------------
AIR TRANSPORTATION -- 1.0%
Forward Air Corp.*                                          21,450           589,875
Pinnacle Airlines Corp.*                                    44,200           613,938
                                                                     ---------------
                                                                           1,203,813
                                                                     ---------------
APPAREL, TEXTILES & SHOES -- 3.9%
Aeropostale, Inc.*                                          16,000           438,720
bebe stores, inc.*                                          14,000           363,860
Christopher & Banks Corp.                                   32,350           631,795
Deckers Outdoor Corp.*                                      10,100           207,050
Guess ?, Inc.*                                              26,000           313,820
K-Swiss, Inc. Cl. A                                         19,600           471,576
Oxford Industries, Inc.                                     18,000           609,840
Pacific Sunwear of
  California, Inc.*                                         10,925           230,736
Urban Outfitters, Inc.*                                     37,850         1,402,342
                                                                     ---------------
                                                                           4,669,739
                                                                     ---------------
AUTOMOTIVE & PARTS -- 0.8%
United Auto Group, Inc.                                     32,000         1,001,600
                                                                     ---------------
BANKING, SAVINGS & LOANS -- 2.3%
Franklin Bank Corp.*                                        14,300           271,700
NetBank, Inc.                                               64,500           861,075
PrivateBancorp, Inc.                                        16,100           732,872
Silicon Valley Bancshares*                                  16,650           600,565
World Acceptance Corp.*                                     14,500           288,695
                                                                     ---------------
                                                                           2,754,907
                                                                     ---------------
BEVERAGES -- 0.3%
Peet's Coffee & Tea, Inc.*                                  22,463           391,081
                                                                     ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.5%
Merge Technologies, Inc.*                                   31,150           549,486
                                                                     ---------------
CHEMICALS -- 0.7%
Applied Films Corp.*                                        26,984           891,012
                                                                     ---------------
COMMERCIAL SERVICES -- 5.8%
BioReliance Corp.*                                           8,700           416,034
Bright Horizons Family
  Solutions, Inc.*                                          16,350           686,700
eResearch
  Technology, Inc.*                                         48,625         1,236,047
Exact Sciences Corp.*                                       45,300   $       458,436
Ipass, Inc.*                                                36,600           586,698
Navigant Consulting, Inc.*                                 109,250         2,060,455
Omnicell, Inc.*                                             60,500           980,100
Pharmaceutical Product
  Development, Inc.*                                        20,250           546,142
                                                                     ---------------
                                                                           6,970,612
                                                                     ---------------
COMMUNICATIONS -- 2.8%
Alvarion Limited*                                           39,400           455,070
AudioCodes Limited*                                         59,950           625,878
Ditech
  Communications Corp.*                                     20,200           385,820
Mindspeed
  Technologies, Inc.*                                      114,800           786,380
Sonus Networks, Inc.*                                       77,286           584,282
Verisity Limited*                                           41,450           528,487
                                                                     ---------------
                                                                           3,365,917
                                                                     ---------------
COMPUTER & DATA PROCESSING SERVICES -- 1.5%
Anteon International Corp.*                                 49,500         1,784,475
                                                                     ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.8%
NetScreen
  Technologies, Inc.*                                       38,650           956,587
                                                                     ---------------
COMPUTER PROGRAMMING SERVICES -- 2.4%
Business Objects SA
  Sponsored ADR
  (France)*                                                 40,700         1,411,069
Callidus Software, Inc.*                                     6,400           113,216
Cognizant Technology
  Solutions Corp.*                                          13,430           612,945
Macromedia, Inc.*                                           38,550           687,732
                                                                     ---------------
                                                                           2,824,962
                                                                     ---------------
COMPUTER RELATED SERVICES -- 2.9%
Carreker Corp.*                                             15,400           215,754
Checkfree Corp.*                                            23,350           645,627
CNET Networks, Inc.*                                       138,600           945,252
Digitas, Inc.*                                              57,800           538,696
eSpeed, Inc. Cl. A*                                         19,800           463,518
NetFlix, Inc.*                                              12,600           689,094
                                                                     ---------------
                                                                           3,497,941
                                                                     ---------------
COMPUTERS & INFORMATION -- 3.3%
Emulex Corp.*                                               26,850           716,358
M-Systems Flash Disk
  Pioneers Limited*                                        112,550         1,944,864
Scientific Games
  Corp. Cl. A*                                              28,400           483,084
SRA International,
  Inc. Cl. A*                                               18,950           816,745
                                                                     ---------------
                                                                           3,961,051
                                                                     ---------------
DATA PROCESSING & PREPARATION -- 0.1%
HomeStore, Inc.*                                            23,700   $       112,101
                                                                     ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 12.0%
August
  Technology Corp.*                                         48,750           904,312
Ceradyne, Inc.*                                             14,300           487,058
Credence
  Systems Corp.*                                            86,550         1,138,998
ESS Technology, Inc.*                                       29,900           508,599
Exar Corp.*                                                 34,150           583,282
FormFactor, Inc.*                                           25,250           499,950
Ixia*                                                       54,550           638,235
Mobility
  Electronics, Inc.*                                        34,000           303,994
O2Micro International
  Limited*                                                 147,700         3,308,480
OmniVision
  Technologies, Inc.*                                       10,650           588,412
Photon Dynamics, Inc.*                                      21,850           879,244
Pixelworks, Inc.*                                            1,600            17,664
PLX Technology, Inc.*                                       66,188           585,764
Power Integrations, Inc.*                                   33,350         1,115,891
Sigmatel, Inc.*                                             30,000           740,400
Silicon Laboratories, Inc.*                                  9,800           423,556
Silicon Storage
  Technology, Inc.*                                         36,000           396,000
Superconductor
  Technologies, Inc.*                                       39,200           218,736
Trident
  Microsystems, Inc.*                                       29,800           519,116
Virage Logic Corp.*                                         56,100           570,537
                                                                     ---------------
                                                                          14,428,228
                                                                     ---------------
ENTERTAINMENT & LEISURE -- 2.1%
Alliance Gaming Corp.*                                      61,350         1,512,277
Multimedia Games, Inc.*                                     15,200           624,720
Penn National
  Gaming, Inc.*                                             14,500           334,660
                                                                     ---------------
                                                                           2,471,657
                                                                     ---------------
FINANCIAL SERVICES -- 3.0%
Accredited Home
  Lenders Holding Co.*                                      20,500           627,300
Affiliated Managers
  Group, Inc.*                                               7,700           535,843
AmeriCredit Corp.*                                          21,800           347,274
Boston Private Financial
  Holdings, Inc.                                            51,450         1,278,018
CapitalSource, Inc.*                                        16,050           347,964
Saxon Capital, Inc.*                                        22,300           467,185
                                                                     ---------------
                                                                           3,603,584
                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
HEALTHCARE -- 4.7%
Accredo Health, Inc.*                                       35,175   $     1,111,882
American
  Healthways, Inc.*                                         26,400           630,168
Covance, Inc.*                                              17,800           477,040
Odyssey Healthcare, Inc.*                                   11,300           330,638
Sunrise Senior Living, Inc.*                                29,550         1,144,767
United Surgical Partners
  International, Inc.*                                      47,430         1,587,956
VistaCare, Inc. Cl. A*                                       9,500           333,925
                                                                     ---------------
                                                                           5,616,376
                                                                     ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.7%
Select Comfort Corp.*                                       32,750           810,890
                                                                     ---------------
INFORMATION RETRIEVAL SERVICES -- 4.3%
Agile Software Corp.*                                       35,076           347,252
Ask Jeeves, Inc.*                                           80,300         1,455,036
Autobytel, Inc.*                                            40,500           367,740
CoStar Group, Inc.*                                         32,151         1,340,054
Infospace, Inc.*                                            70,850         1,633,092
NIC, Inc.*                                                   2,200            17,666
                                                                     ---------------
                                                                           5,160,840
                                                                     ---------------
INSURANCE -- 1.0%
AMERIGROUP Corp.*                                            9,100           388,115
Infinity Property &
  Casualty Corp.                                            12,300           406,515
ProAssurance Corp.*                                         12,000           385,800
                                                                     ---------------
                                                                           1,180,430
                                                                     ---------------
INTERNET SOFTWARE -- 1.4%
Chordiant Software, Inc.*                                   36,750           200,288
WebEx
  Communications, Inc.*                                     71,716         1,441,492
                                                                     ---------------
                                                                           1,641,780
                                                                     ---------------
LODGING -- 0.5%
Station Casinos, Inc.                                       18,400           563,592
                                                                     ---------------
MACHINERY & COMPONENTS -- 1.0%
Ultratech, Inc.*                                            39,350         1,155,710
                                                                     ---------------
MEDICAL SUPPLIES -- 5.4%
Advanced
  Neuromodulation
  Systems, Inc.*                                            11,200           514,976
Align Technology, Inc.*                                     27,250           450,170
Closure Medical Corp.*                                      33,050         1,121,387
I-Flow Corp.*                                               26,050           362,356
Intuitive Surgical, Inc.*                                   34,050           581,915
Inveresk Research
  Group, Inc.*                                              27,850           688,731
Kyphon, Inc.*                                               26,400           655,512
LTX Corp.*                                                  28,550           429,107
Orthologic Corp.*                                           61,650   $       377,915
Ventana Medical
  Systems, Inc.*                                            23,700           933,780
Wright Medical
  Group, Inc.*                                              12,450           378,978
                                                                     ---------------
                                                                           6,494,827
                                                                     ---------------
METALS & MINING -- 0.8%
Steel Dynamics, Inc.*                                       38,665           908,241
                                                                     ---------------
PHARMACEUTICALS -- 13.5%
Adolor Corp.*                                               35,670           714,113
Alexion
  Pharmaceuticals, Inc.*                                    45,250           770,155
Angiotech
  Pharmaceuticals, Inc.*                                    15,700           722,200
Atherogenics, Inc.*                                         76,995         1,151,075
Atrix Labs, Inc.*                                           27,450           659,898
Discovery
  Laboratories, Inc.*                                       52,900           554,921
EPIX Medical, Inc.*                                         45,150           735,042
Ilex Oncology, Inc.*                                        17,100           363,375
Impax Laboratories, Inc.*                                   16,900           243,191
Inspire
  Pharmaceuticals, Inc.*                                    35,050           496,308
K-V Pharmaceutical
  Co. Cl. A*                                                41,950         1,069,725
Martek Biosciences Corp.*                                   12,650           821,871
The Medicines Co.*                                          43,300         1,275,618
Nabi Biopharmaceuticals*                                    63,950           812,805
Onyx
  Pharmaceuticals, Inc.*                                    31,700           894,891
Penwest
  Pharmaceuticals Co.*                                      56,500           976,320
Regeneration
  Technologies, Inc.*                                       60,250           660,340
Salix
  Pharmaceuticals Limited*                                  76,800         1,741,056
Serologicals Corp.*                                         10,300           191,580
Telik, Inc.*                                                43,850         1,008,989
Vicuron
  Pharmaceuticals, Inc.*                                    16,500           307,725
                                                                     ---------------
                                                                          16,171,198
                                                                     ---------------
PREPACKAGED SOFTWARE -- 8.1%
Altiris, Inc.*                                              44,858         1,636,420
Dendrite
  International, Inc.*                                      50,400           789,768
Informatica Corp.*                                          19,400           199,820
Magma Design
  Automation, Inc.*                                         62,200         1,451,748
Micromuse, Inc.*                                            58,700           405,030
MicroStrategy, Inc. Cl. A*                                  25,000         1,312,000
Packeteer, Inc.*                                            29,750           505,155
Quest Software, Inc.*                                       44,200           627,640
Red Hat, Inc.*                                              57,150   $     1,072,706
Retek, Inc.*                                                66,050           612,944
United Online, Inc.*                                        65,099         1,093,012
                                                                     ---------------
                                                                           9,706,243
                                                                     ---------------
RESTAURANTS -- 1.4%
Chicago Pizza &
  Brewery, Inc.*                                            60,834           907,643
RARE Hospitality
  International, Inc.*                                      30,450           744,198
                                                                     ---------------
                                                                           1,651,841
                                                                     ---------------
RETAIL -- 4.1%
1-800-Flowers.com, Inc.*                                    59,450           657,517
Cost Plus, Inc.*                                            36,750         1,506,750
CSK Auto Corp.*                                             20,950           393,232
Kenneth Cole Productions,
  Inc. Cl. A                                                20,300           596,820
Kirkland's, Inc.*                                           34,800           614,568
Restoration
  Hardware, Inc.*                                           44,150           209,713
The Sports Authority, Inc.*                                 25,000           960,000
                                                                     ---------------
                                                                           4,938,600
                                                                     ---------------
RETAIL - INTERNET -- 0.5%
Priceline.com, Inc.*                                        34,066           609,781
                                                                     ---------------
TOTAL EQUITIES
(COST $101,224,171)                                                      113,916,580
                                                                     ---------------

WARRANTS -- 0.2%

INFORMATION RETRIEVAL SERVICES
InterActive Corp.*                                           5,276           225,285
                                                                     ---------------
TOTAL WARRANTS
(COST $37,527)                                                               225,285
                                                                     ---------------
TOTAL LONG TERM INVESTMENTS
(COST $101,261,698)                                                      114,141,865
                                                                     ---------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                     -------------
SHORT-TERM INVESTMENTS -- 29.4%

CASH EQUIVALENTS -- 25.8%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                  $      83,926            83,926
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                        443,444           443,444
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                      1,330,333         1,330,333
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                        332,583           332,583

    The accompanying notes are an integral part of the financial statements.

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     -------------   ---------------
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                  $     332,583   $       332,583
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                      1,108,611         1,108,611
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                        443,444           443,444
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                      2,217,222         2,217,222
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                        221,722           221,722
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                        886,889           886,889
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                        221,722           221,722
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                      2,283,738         2,283,738
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                      1,219,472         1,219,472
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                        665,167           665,167
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                      1,108,611         1,108,611
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                        885,061           885,061
General Electric
  Capital Corp.
  1.092% 01/05/2004                                      1,106,597         1,106,597
Goldman Sachs Financial
  Square Prime
  Obligations Money
  Market Fund                                              443,444           443,444
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                        243,895           243,895
Merrill Lynch Premier
  Institutional Money
  Market Fund                                            1,525,474         1,525,474
Merrimac Money
  Market Fund                                            3,680,588         3,680,588
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                  $   1,152,955   $     1,152,955
National Bank
  of  Commerce
  Bank Note
  1.120% 05/19/2004                                        554,305           554,305
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                        554,305           554,305
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                        443,444           443,444
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                      1,108,611         1,108,611
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                        554,305           554,305
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                        665,167           665,167
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                        554,305           554,305
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                        554,305           554,305
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                      1,108,611         1,108,611
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                        221,722           221,722
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                      2,660,669         2,660,669
                                                                     ---------------
                                                                          30,917,230
                                                                     ---------------
REPURCHASE AGREEMENT -- 3.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                      4,320,163         4,320,163
                                                                     ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                       35,237,393
                                                                     ---------------

TOTAL INVESTMENTS -- 124.7%
(COST $136,499,091)***                                                   149,379,258

OTHER ASSETS/
(LIABILITIES) -- (24.7%)                                                 (29,591,178)

                                                                     ---------------

NET ASSETS -- 100.0%                                                 $   119,788,080
                                                                     ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR-American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $4,320,336. Collateralized by U.S. Government Agency obligation with a rate of 4.375%, maturity date of 01/25/2015, and an aggregate market value, including accrued interest, of $4,536,171.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL EMERGING GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                    DECEMBER 31, 2003
                                                                    -----------------
ASSETS:
        Investments, at value (cost $101,261,698) (NOTE 2)          $     114,141,865
        Short-term investments, at amortized cost (NOTE 2)                 35,237,393
                                                                    -----------------
            Total Investments (including securities on loan with
              market values of $29,579,984)                               149,379,258
        Cash                                                                    3,822
        Receivables from:
            Investments sold                                                5,014,750
            Fund shares sold                                                  347,152
            Interest and dividends                                              6,478
                                                                    -----------------
                 Total assets                                             154,751,460
                                                                    -----------------
LIABILITIES:
        Payables for:
            Investments purchased                                           3,705,086
            Fund shares repurchased                                           186,968
            Securities on loan (NOTE 2)                                    30,917,230
            Directors' fees and expenses (NOTE 3)                               3,089
            Affiliates (NOTE 3):
                 Investment management fees                                    84,792
                 Administration fees                                           26,191
                 Service fees                                                  15,934
                 Distribution fees                                                 92
        Accrued expense and other liabilities                                  23,998
                                                                    -----------------
                 Total liabilities                                         34,963,380
                                                                    -----------------
        NET ASSETS                                                  $     119,788,080
                                                                    =================
NET ASSETS CONSIST OF:
        Paid-in capital                                             $     173,128,262
        Accumulated net investment loss                                        (2,540)
        Accumulated net realized loss on investments and foreign
          currency translation                                            (66,217,809)
        Net unrealized appreciation on investments                         12,880,167
                                                                    -----------------
                                                                    $     119,788,080
                                                                    =================
NET ASSETS:
        Class A                                                     $      26,129,600
                                                                    =================
        Class L                                                     $      49,424,445
                                                                    =================
        Class Y                                                     $       3,050,769
                                                                    =================
        Class S                                                     $      41,036,312
                                                                    =================
        Class N                                                     $         146,954
                                                                    =================
SHARES OUTSTANDING:
        Class A                                                             5,093,177
                                                                    =================
        Class L                                                             9,550,116
                                                                    =================
        Class Y                                                               585,813
                                                                    =================
        Class S                                                             7,837,067
                                                                    =================
        Class N                                                                28,856
                                                                    =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                     $            5.13
                                                                    =================
        Class L                                                     $            5.18
                                                                    =================
        Class Y                                                     $            5.21
                                                                    =================
        Class S                                                     $            5.24
                                                                    =================
        Class N                                                     $            5.09
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                       YEAR ENDED
                                                                    DECEMBER 31, 2003
                                                                    -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $8)                    $          33,715
        Interest (including securities lending income of $57,655)              81,589
                                                                    -----------------
                 Total investment income                                      115,304
                                                                    -----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                   689,638
        Custody fees                                                           59,615
        Audit and legal fees                                                   20,171
        Trustee reporting                                                       8,196
        Shareholder reporting fees                                              3,617
        Directors' fees (NOTE 3)                                                1,947
                                                                    -----------------
                                                                              783,184
        Administration fees (NOTE 3):
            Class A                                                            58,146
            Class L                                                           116,257
            Class Y                                                             4,268
            Class S                                                            27,604
            Class N                                                               468
        Distribution fees (NOTE 3):
            Class N                                                               305
        Service fees (NOTE 3):
            Class A                                                            43,470
            Class N                                                               305
                                                                    -----------------
                 Total expenses                                             1,034,007
        Expenses waived (NOTE 3)                                              (31,109)
                                                                    -----------------
                 Net expenses                                               1,002,898
                                                                    -----------------
                 NET INVESTMENT LOSS                                         (887,594)
                                                                    -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on:
            Investment transactions                                        16,059,042
            Foreign currency transactions                                           8
                                                                    -----------------
                 Net realized gain                                         16,059,050
                                                                    -----------------
        Net change in unrealized appreciation (depreciation) on
          investments                                                      17,309,332
                                                                    -----------------
                 NET REALIZED AND UNREALIZED GAIN                          33,368,382
                                                                    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      32,480,788
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED          YEAR ENDED
                                                                    DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                         $        (887,594)  $        (670,768)
        Net realized gain (loss) on investment transactions and
          foreign currency translations                                    16,059,050         (28,647,276)
        Net change in unrealized appreciation (depreciation)
          on investments                                                   17,309,332         (14,827,940)
                                                                    -----------------   -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
              OPERATIONS                                                   32,480,788         (44,145,984)
                                                                    -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                             9,809,273           3,620,031
        Class L                                                            15,300,277           7,998,155
        Class Y                                                               504,091            (194,556)
        Class S                                                             4,192,992          (8,248,280)
        Class N                                                                     -             101,000*
                                                                    -----------------   -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE
              TRANSACTIONS                                                 29,806,633           3,276,350
                                                                    -----------------   -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                            62,287,421         (40,869,634)
NET ASSETS:
        Beginning of year                                                  57,500,659          98,370,293
                                                                    -----------------   -----------------
        End of year (including accumulated net investment loss of
          $2,540 and $1,872, respectively)                          $     119,788,080   $      57,500,659
                                                                    =================   =================

*    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL EMERGING GROWTH FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01       12/31/00^
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     3.53     $     6.11     $     7.31     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.06)***      (0.05)***      (0.06)***        (0.05)***
  Net realized and unrealized gain (loss) on investments             1.66          (2.53)         (1.14)           (2.64)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment operations                1.60          (2.58)         (1.20)           (2.69)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     5.13     $     3.53     $     6.11     $       7.31
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     45.33%        (42.23)%       (16.53)%         (26.80)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   26,130     $   10,153     $   12,760     $      5,197
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.48%          1.46%          1.44%            1.48%*
     After expense waiver#                                           1.45%          1.39%          1.41%             N/A
  Net investment loss to average daily net assets                   (1.32)%        (1.23)%        (0.96)%          (0.82)%*
  Portfolio turnover rate                                             198%           175%           139%             132%**

                                                                                       CLASS L
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01       12/31/00^
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     3.55     $     6.13     $     7.31     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.05)***      (0.04)***      (0.04)***        (0.03)***
  Net realized and unrealized gain (loss) on investments             1.68          (2.54)         (1.14)           (2.66)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment operations                1.63          (2.58)         (1.18)           (2.69)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     5.18     $     3.55     $     6.13     $       7.31
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     45.92%        (42.09)%       (16.37)%         (26.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   49,424     $   20,924     $   26,106     $     12,753
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.23%          1.21%          1.18%            1.23%*
     After expense waiver#                                           1.20%          1.14%          1.16%             N/A
  Net investment loss to average daily net assets                   (1.07)%        (0.98)%        (0.71)%          (0.54)%*
  Portfolio turnover rate                                             198%           175%           139%             132%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ^ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01       12/31/00^
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     3.57     $     6.15     $     7.32     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.04)***      (0.04)***      (0.03)***        (0.02)***
  Net realized and unrealized gain (loss)
     on investments                                                  1.68          (2.54)         (1.14)           (2.66)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                                  1.64          (2.58)         (1.17)           (2.68)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     5.21     $     3.57     $     6.15     $       7.32
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     45.94%        (41.95)%       (16.10)%         (26.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $    3,051     $    1,664     $    3,309     $      3,222
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.08%          1.06%          1.04%            1.06%*
     After expense waiver#                                           1.04%          0.99%          1.01%             N/A
  Net investment loss to average daily
     net assets                                                     (0.91)%        (0.83)%        (0.55)%          (0.35)%*
  Portfolio turnover rate                                             198%           175%           139%             132%**

                                                                                       CLASS S
                                                                                       -------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                12/31/03       12/31/02       12/31/01       12/31/00^
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     3.58     $     6.15     $     7.32     $      10.00
                                                               ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.04)***      (0.03)***      (0.03)***        (0.02)***
  Net realized and unrealized gain (loss)
     on investments                                                  1.70          (2.54)         (1.14)           (2.66)
                                                               ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                                  1.66          (2.57)         (1.17)           (2.68)
                                                               ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                                 $     5.24     $     3.58     $     6.15     $       7.32
                                                               ==========     ==========     ==========     ============
TOTAL RETURN(a)                                                     46.37%        (41.79)%       (16.10)%         (26.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   41,036     $   24,658     $   56,195     $     58,872
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           0.98%          0.96%          0.94%            0.98%*
     After expense waiver#                                           0.94%          0.89%          0.91%             N/A
  Net investment loss to average daily net assets                   (0.81)%        (0.73)%        (0.45)%          (0.29)%*
  Portfolio turnover rate                                             198%           175%           139%             132%**

                                                                         CLASS N
                                                                         -------
                                                               YEAR ENDED        PERIOD ENDED
                                                                12/31/03          12/31/02^^
                                                               ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     3.51        $       3.50
                                                               ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.07)***           (0.00)***+
  Net realized and unrealized gain (loss)
     on investments                                                  1.65                0.01
                                                               ----------        ------------
       Total income (loss) from investment
         operations                                                  1.58                0.01
                                                               ----------        ------------
NET ASSET VALUE, END OF PERIOD                                 $     5.09        $       3.51
                                                               ==========        ============
TOTAL RETURN(a)                                                     45.01%(b)               -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $      147        $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.78%                  -@
     After expense waiver#                                           1.74%                  -@
  Net investment loss to average daily net assets                   (1.61)%                 -@
  Portfolio turnover rate                                             198%                175%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve a high
OBJECTIVE OF THE               total rate of return over the long term by
MASSMUTUAL INTERNATIONAL       investing in a diversified portfolio of foreign
EQUITY FUND?                   and domestic equity securities.

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 50.49%,
                               considerably outpacing the 38.59% return of the Morgan Stanley Capital International Europe,
                               Australasia, Far East (MSCI EAFE) Index, a market capitalization-weighted, unmanaged index of over
                               1,000 foreign stocks.

WHAT FACTORS CONTRIBUTED       During the last half of 2003, several of our
TO THE FUND'S                  better performers were positions we've owned for
PERFORMANCE - AND HOW          many years. For example, during the third
DID YOU RESPOND?               quarter, BTG (our top perfomer for the period)
                               was up 145% on positive news regarding a Phase
                               III test of their treatment for varicose veins.
                               Aalberts Industries also posted excellent returns, rising 21%. Aalberts is a good example of a "white-out" growth stock, which we've held since 2001. A leader in flow control systems and metal treatment - industries which are typically overlooked by growth investors - Aalberts has posted consistent, strong earnings growth averaging 10.8% over the 5-year period ended
                               December 31, 2002.

                               In December, our highest-contributing stock was Embraer, which gained over 70% during the quarter. Australian biotech concern Novogen also posted strong gains in the fourth quarter, having won two key patents during the period. Novogen also completed the listing of its subsidiary (Marshall Edwards) on the NASDAQ. Finally, the Fund's performance was fueled by Anglo Irish Bank, which has attracted investors with strong revenue growth and a Return on Equity far in excess of its peers.

                               Conversely, one of the biggest detractors for the Fund in the fourth quarter was NYSE specialist Van der Moolen. Van der Moolen has been hurt by criticism of the NYSE trading system and arguments that specialists had traded shares for their own account at the cost of their clients. Consequently, we sold the position during the quarter.

WHAT IS YOUR OUTLOOK?          We believe many of the companies we own are well
                               positioned within our long-term themes, and are therefore likely to deliver earnings growth at above-average rates.

                               Heading into 2004, we are optimistic about the equity markets, but would expect a slowdown in the pace of market appreciation. As such, we have taken the opportunity to trim some of our higher-risk stocks, as well as some of our big winners.

                      MASSMUTUAL INTERNATIONAL EQUITY FUND
                      LARGEST COUNTRY WEIGHTINGS (12/31/03)

                                 % OF FUND
                                 ---------
Japan                                14.45%
United Kingdom                       14.19%
France                               11.03%
Netherlands                           9.80%
Germany                               8.87%
Australia                             6.95%
Brazil                                5.18%
India                                 4.95%
Sweden                                3.52%
Ireland                               3.42%

                      MASSMUTUAL INTERNATIONAL EQUITY FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

Novogen Limited
Embraer -- Empresa Brasileira de
  Aeronautica SA, Preference
Anglo Irish Bank Corp. PLC
Aalberts Industries NV
Vodafone Group PLC
Collins Stewart Holdings PLC
3i Group PLC
ASM International NV
Ericsson (LM) Cl. B
Mitsubishi Tokyo Financial Group, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual International Equity Fund Class S and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN


                                         FIVE YEAR        SINCE INCEPTION
                     ONE YEAR          AVERAGE ANNUAL      AVERAGE ANNUAL
                1/1/03 - 12/31/03    1/1/99 - 12/31/03   10/3/94 - 12/31/03
Class S               50.49%                2.79%               5.31%
---------------------------------------------------------------------------
MSCI EAFE             38.59%               -0.05%               3.88%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                     CLASS S      MSCI EAFE
10/3/94             $  10,000     $  10,000
12/94               $  9,280      $   9,897
12/95               $  9,756      $  11,007
12/96               $  11,562     $  11,672
12/97               $  13,388     $  11,879
12/98               $  14,064     $  14,254
12/99               $  22,077     $  18,098
12/00               $  20,102     $  15,534
12/2001             $  15,280     $  12,203
12/2002             $  10,723     $  10,259
12/2003             $  16,137     $  14,218

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual International Equity Fund Class A, Class Y and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE) FIVE YEARSINCE INCEPTION

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                         FIVE YEAR        SINCE INCEPTION
                     ONE YEAR          AVERAGE ANNUAL      AVERAGE ANNUAL
                1/1/03 - 12/31/03    1/1/99 - 12/31/03    1/1/98 - 12/31/03
Class A               49.88%                2.34%               2.68%
Class Y               50.60%                2.77%               3.12%
---------------------------------------------------------------------------
MSCI EAFE             38.59%               -0.05%               3.04%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                  CLASS A   CLASS Y    MSCI EAFE
1/1/98                           $ 10,000   $ 10,000   $  10,000
12/98                            $ 10,440   $ 10,484   $  11,999
12/99                            $ 16,312   $ 16,463   $  15,235
12/2000                          $ 14,795   $ 14,986   $  13,076
12/2001                          $ 11,190   $ 11,374   $  10,272
12/2002                          $  7,821   $  7,982   $   8,635
12/2003                          $ 11,722   $ 12,021   $  11,967

Hypothetical Investments in MassMutual International Equity Fund Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                                          SINCE INCEPTION
                                          ONE YEAR         AVERAGE ANNUAL
                                     1/1/03 - 12/31/03    5/3/99 - 12/31/03
Class L                                    50.23%               1.57%
---------------------------------------------------------------------------
MSCI EAFE                                  38.59%              -1.20%

[CHART]

                                            CLASS L    MSCI EAFE
5/3/99                                      $ 10,000   $  10,000
12/99                                       $ 14,817   $  12,035
12/2000                                     $ 13,465   $  10,330
12/2001                                     $ 10,209   $   8,115
12/2002                                     $  7,158   $   6,821
12/2003                                     $ 10,753   $   9,453

Hypothetical Investments in MassMutual International Equity Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                                          SINCE INCEPTION
                                          ONE YEAR         AVERAGE ANNUAL
                                     1/1/03 - 12/31/03   12/31/02- 12/31/03
Class N                                    49.44%              50.22%
Class N (CDSC fees deducted)               48.44%              49.23%
----------------------------------------------------------------------------
MSCI EAFE                                  38.59%              39.67%

[CHART]

                              CLASS N   CLASS N (CDSC FEES DEDUCTED)  MSCI EAFE
12/31/2002                   $  10,000           $  10,000            $  10,000
6/2003                       $  11,518           $  11,418            $  10,500
12/2003                      $  15,039           $  14,939            $  13,980

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL INTERNATIONAL EQUITY FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
EQUITIES -- 99.3%

ADVERTISING -- 0.3%
Medion AG                                                   56,081   $     2,192,871
                                                                     ---------------
AEROSPACE & DEFENSE -- 3.7%
Embraer - Empresa
  Brasileira
  de Aeronautica
  SA, Preference                                         3,585,519        31,940,325
                                                                     ---------------
APPAREL, TEXTILES & SHOES -- 1.4%
Hennes & Mauritz
  AB Cl. B                                                 495,100        11,766,306
                                                                     ---------------
AUTOMOTIVE & PARTS -- 2.1%
Continental AG                                             336,963        12,780,600
Porsche AG, Preference                                       9,109         5,406,104
                                                                     ---------------
                                                                          18,186,704
                                                                     ---------------
BANKING, SAVINGS & LOANS -- 8.9%
ABN Amro Holding NV                                        313,700         7,339,966
Anglo Irish Bank
  Corp. PLC                                              1,875,786        29,598,944
ICICI Bank Limited
  Sponsored ADR (India)                                    691,775        11,884,694
Mitsubishi
  Tokyo Financial
  Group, Inc.                                                1,767        13,783,820
Royal Bank of Scotland
  Group PLC                                                260,680         7,681,206
UFJ Holdings, Inc.*                                          1,383         6,645,936
                                                                     ---------------
                                                                          76,934,566
                                                                     ---------------
BEVERAGES -- 2.2%
Foster's Group Limited                                   1,609,206         5,456,053
Pernod-Ricard SA                                           120,590        13,408,161
                                                                     ---------------
                                                                          18,864,214
                                                                     ---------------
BROADCASTING, PUBLISHING & PRINTING -- 8.5%
British Sky Broadcasting
  Group PLC*                                               567,173         7,137,773
Grupo Televisa SA
  Sponsored GDR                                            141,100         5,624,246
Mediaset SpA                                             1,046,700        12,436,803
News Corp. Limited                                         824,394         7,447,465
Societe Television
  Francaise 1                                              321,300        11,217,922
Sogecable SA*                                              144,400         5,037,963
Thomson Multimedia SA                                      165,900         3,530,182
Vivendi Universal SA*                                      561,870        13,656,933
ZEE Telefilms Limited                                    2,260,002         7,432,620
                                                                     ---------------
                                                                          73,521,907
                                                                     ---------------
COMMERCIAL SERVICES -- 3.7%
Boskalis Westminster                                       343,807   $     9,067,851
BTG PLC*                                                 2,599,840         7,830,573
Leighton
  Holdings Limited                                         396,916         3,531,856
Prosegur, Compania de
  Seguridad SA                                             211,949         3,448,710
Randstad Holdings NV                                       323,456         7,845,671
                                                                     ---------------
                                                                          31,724,661
                                                                     ---------------
COMMUNICATIONS -- 7.1%
Ericsson (LM) Cl. B*                                     8,032,700        14,401,322
Nokia Oyj                                                  244,100         4,221,248
NTT Data Corp.                                               1,272         4,806,942
SK Telecom Co. Limited                                      26,084         4,356,455
Tandberg ASA*                                            1,598,400        11,772,727
Vodafone Group PLC                                       8,815,940        21,857,991
                                                                     ---------------
                                                                          61,416,685
                                                                     ---------------
COMPUTER RELATED SERVICES -- 3.4%
Getronics NV*                                            2,504,000         5,242,978
Infosys Technologies
  Limited                                                   93,306        11,378,117
NIIT Limited                                               912,525         5,444,149
T-Online International AG*                                 253,477         3,293,149
Unit 4 Agresso NV*                                         334,677         3,702,210
                                                                     ---------------
                                                                          29,060,603
                                                                     ---------------
COMPUTERS & INFORMATION -- 1.6%
Buhrmann NV*                                             1,077,400         9,390,541
Logitech International
  SA Registered*                                            99,903         4,321,658
                                                                     ---------------
                                                                          13,712,199
                                                                     ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 9.1%
Alps Electric Co. Limited                                  242,000         3,540,692
ASM International NV*                                      725,500        14,684,120
Canon, Inc.                                                219,000        10,196,977
Epcos AG*                                                  573,140        12,940,450
Keyence Corp.                                               38,990         8,218,570
Nippon Electric Glass
  Co. Limited                                              359,000         6,984,371
Omron Corp.                                                557,021        11,304,662
Ushio, Inc.                                                681,000        11,304,460
                                                                     ---------------
                                                                          79,174,302
                                                                     ---------------
ENTERTAINMENT & LEISURE -- 0.5%
UBI Soft Entertainment SA*                                 152,558         4,302,713
                                                                     ---------------
FINANCIAL SERVICES -- 6.6%
3i Group PLC                                             1,342,536        14,840,712
Collins Stewart
  Holdings PLC                                           1,983,767        15,714,327
Marschollek
  Lautenschlaeger und
  Partner AG*                                              654,224   $    12,790,684
Societe Generale Cl. A                                     110,220         9,731,820
United Internet AG
  Registered                                               183,424         4,354,230
                                                                     ---------------
                                                                          57,431,773
                                                                     ---------------
FOODS -- 2.1%
Cadbury Schweppes PLC                                      635,100         4,664,258
Carrefour SA                                               118,410         6,499,993
Unilever PLC                                               768,180         7,161,172
                                                                     ---------------
                                                                          18,325,423
                                                                     ---------------
HEAVY MACHINERY -- 0.5%
Technip-Coflexip SA                                         38,970         4,217,483
                                                                     ---------------
HOUSEHOLD PRODUCTS -- 0.6%
SEB SA                                                      44,188         5,517,917
                                                                     ---------------
INDUSTRIAL - DIVERSIFIED -- 1.3%
Ackermans & van
  Haaren NV                                                113,058         2,474,209
Siemens AG Registered                                      110,732         8,869,160
                                                                     ---------------
                                                                          11,343,369
                                                                     ---------------
INFORMATION RETRIEVAL SERVICES -- 0.8%
Yahoo Japan Corp.*                                             510         6,852,664
                                                                     ---------------
INSURANCE -- 0.7%
Ceres Group, Inc.*+                                         27,000           175,500
Ceres Group,
  Inc., Preference*+                                        66,772           434,018
Ceres Group, Inc.,
  Preference Callable*+                                    900,000         5,850,000
                                                                     ---------------
                                                                           6,459,518
                                                                     ---------------
MANUFACTURING -- 5.1%
Aalberts Industries NV                                   1,066,131        27,608,012
Jenoptik AG                                                718,665         7,886,442
Konica Minolta
  Holdings, Inc.                                           681,000         9,156,676
                                                                     ---------------
                                                                          44,651,130
                                                                     ---------------
MEDICAL SUPPLIES -- 11.4%
Art Advanced Research
  Technologies, Inc.*                                    1,832,027         4,082,985
Cie Generale D'Optique
  Essilor International SA                                  83,870         4,337,366
Fujisawa Pharmaceutical
  Co. Limited                                              158,000         3,368,760
Luxottica Group SpA                                        539,300         9,319,371
NeuroSearch A/S*                                           272,295         7,795,474

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
Nicox SA*                                                  918,500   $     3,823,215
Novogen Limited*                                         6,047,000        33,396,302
Ortivus AB, A Shares*                                      228,600         1,207,288
Ortivus AB, B Shares*                                      679,410         3,144,324
Pliva d.d. GDR++                                           112,935         1,825,899
Sanofi-Synthelabo SA                                       120,520         9,075,469
Shionogi & Co. Limited                                     445,000         8,287,954
SkyePharma PLC*                                          6,637,650         8,941,548
                                                                     ---------------
                                                                          98,605,955
                                                                     ---------------
METALS & MINING -- 1.5%
Cia Vale do Rio Doce
  Preferred Sponsored
  ADR (Brazil)                                             251,800        12,970,218
                                                                     ---------------
PHARMACEUTICALS -- 7.6%
AstraZeneca PLC                                            191,330         9,179,303
Aventis SA                                                  93,730         6,195,060
Biovail Corp.*                                              64,700         1,390,403
Dr. Reddy's Laboratories
  Limited ADR (India)                                      213,000         6,741,450
GlaxoSmithKline PLC                                        481,200        11,026,240
H. Lundbeck AS                                             421,100         6,990,810
Marshall Edwards, Inc.*                                  1,745,300        15,899,683
Schering AG                                                125,181         6,339,567
Takeda Chemical
  Industries Limited                                        50,000         1,982,831
                                                                     ---------------
                                                                          65,745,347
                                                                     ---------------
REAL ESTATE -- 1.1%
Solidere GDR*++                                            926,087         4,074,783
Sumitomo Realty &
  Development
  Co. Limited                                              578,000         5,091,276
                                                                     ---------------
                                                                           9,166,059
                                                                     ---------------
RETAIL -- 2.7%
Compagnie Financiere
  Richemont AG, A Units                                    178,554         4,287,895
Dixons Group PLC                                         2,763,764         6,877,136
LG Home Shopping, Inc.                                     197,012         9,953,942
Woolworths Limited                                         275,600         2,450,280
                                                                     ---------------
                                                                          23,569,253
                                                                     ---------------
TELEPHONE UTILITIES -- 2.0%
KDDI Corp.                                                   2,379        13,629,803
Telecom Italia Mobile SpA                                  741,500         4,031,104
                                                                     ---------------
                                                                          17,660,907
                                                                     ---------------
TRANSPORTATION -- 2.8%
Amadeus Global Travel
  Distribution SA Cl. A                                    791,200         5,139,598
Carnival Corp.                                             112,200         4,457,706
Hyundai Heavy Industries
  Co. Limited*                                             271,014         8,529,606
Sinotrans Limited                                        4,156,000   $     1,873,615
Tsakos Energy
  Navigation Limited                                       253,894         4,684,344
                                                                     ---------------
                                                                          24,684,869
                                                                     ---------------

TOTAL EQUITIES
(COST $705,707,127)                                                      859,999,941
                                                                     ---------------

WARRANTS -- 0.0%

ENTERTAINMENT & LEISURE -- 0.0%
UBI Soft Entertainment
  SA Warrants*                                              60,007            31,033
                                                                     ---------------
INSURANCE -- 0.0%
Ceres Group, Inc.
  Warrants, Series C-1*+                                    30,048           195,312
Ceres Group, Inc.
  Warrants, Series D*+                                       2,700            17,550
                                                                     ---------------
                                                                             212,862
                                                                     ---------------

TOTAL WARRANTS
(COST $0)                                                                    243,895
                                                                     ---------------

TOTAL LONG TERM INVESTMENTS
(COST $705,707,127)                                                      860,243,836
                                                                     ---------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                     -------------
SHORT-TERM INVESTMENTS -- 14.2%
CASH EQUIVALENTS**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                  $     334,518           334,518
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                      1,767,516         1,767,516
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                      5,302,549         5,302,549
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                      1,325,637         1,325,637
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                      1,325,637         1,325,637
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                      4,418,791         4,418,791
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                      1,767,516         1,767,516

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     -------------   ---------------
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                  $   8,837,582   $     8,837,582
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                        883,758           883,758
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004 3,535,033                            3,535,033
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                        883,758           883,758
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                      9,102,709         9,102,709
Dreyfus Cash
  Management Plus,
  Inc. Money
  Market Fund                                            4,860,670         4,860,670
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                      2,651,274         2,651,274
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                      4,418,791         4,418,791
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                      3,527,747         3,527,747
General Electric
  Capital Corp.
  1.092% 01/05/2004                                      4,410,763         4,410,763
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                      1,767,516         1,767,516
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                        972,134           972,134
Merrill Lynch Premier
  Institutional Money
  Market Fund                                            6,080,357         6,080,357
Merrimac Money
  Market Fund                                           14,670,385        14,670,385
Morgan Stanley Dean
  Witter & Co.
  1.080% 01/29/2004                                      4,595,542         4,595,542
National Bank
  of Commerce
  Bank Note
  1.120% 05/19/2004                                      2,209,396         2,209,396

    The accompanying notes are an integral part of the financial statements.

                                                       PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     -------------   ---------------
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                  $   2,209,396   $     2,209,396
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                      1,767,516         1,767,516
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                      4,418,791         4,418,791
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                      2,209,396         2,209,396
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                      2,651,274         2,651,274
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                      2,209,396         2,209,396
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                      2,209,396         2,209,396
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                      4,418,791         4,418,791
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                        883,758           883,758
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                     10,605,098        10,605,098
                                                                     ---------------
                                                                         123,232,391
                                                                     ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                      123,232,391
                                                                     ---------------

TOTAL INVESTMENTS -- 113.5%
(COST $828,939,518)***                                                   983,476,227

OTHER ASSETS/
(LIABILITIES) -- (13.5%)                                                (116,903,361)
                                                                     ---------------

NET ASSETS -- 100.0%                                                 $   866,572,866
                                                                     ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 GDR - Global Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 + This security is valued in good faith under procedures established by the board of directors.
 ++ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $5,900,682 or 0.7% of net assets.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                    DECEMBER 31, 2003
                                                                    -----------------
ASSETS:
        Investments, at value (cost $705,707,127) (NOTE 2)          $     860,243,836
        Short-term investments, at amortized cost (NOTE 2)                123,232,391
                                                                    -----------------
            Total Investments (including securities on loan with
              market values of $116,885,572)                              983,476,227
        Foreign currency, at value (cost $7,004,329)                        7,017,356
        Receivables from:
            Investments sold                                                8,658,967
            Fund shares sold                                                1,769,052
            Interest and dividends                                          1,004,036
            Foreign taxes withheld                                            264,661
                                                                    -----------------
                 Total assets                                           1,002,190,299
                                                                    -----------------
LIABILITIES:
        Payables for:
            Fund shares repurchased                                         2,138,324
            Securities on loan (NOTE 2)                                   123,232,391
            Directors' fees and expenses (NOTE 3)                              21,274
            Affiliates (NOTE 3):
                 Investment management fees                                   659,334
                 Administration fees                                          127,553
                 Service fees                                                  28,927
                 Distribution fees                                                 89
        Due to custodian                                                    9,296,097
        Accrued expense and other liabilities                                 113,444
                                                                    -----------------
                 Total liabilities                                        135,617,433
                                                                    -----------------
        NET ASSETS                                                  $     866,572,866
                                                                    =================
NET ASSETS CONSIST OF:
        Paid-in capital                                             $   1,118,085,373
        Distributions in excess of net investment income                   (5,487,437)
        Accumulated net realized loss on investments and foreign
          currency translations                                          (400,699,697)
        Net unrealized appreciation on investments, foreign
          currency and other assets and liabilities                       154,674,627
                                                                    -----------------
                                                                    $     866,572,866
                                                                    =================
NET ASSETS:
        Class A                                                     $      50,816,716
                                                                    =================
        Class L                                                     $     183,493,212
                                                                    =================
        Class Y                                                     $      44,227,465
                                                                    =================
        Class S                                                     $     587,883,474
                                                                    =================
        Class N                                                     $         151,999
                                                                    =================
SHARES OUTSTANDING:
        Class A                                                             5,371,726
                                                                    =================
        Class L                                                            19,350,620
                                                                    =================
        Class Y                                                             4,633,794
                                                                    =================
        Class S                                                            61,483,375
                                                                    =================
        Class N                                                                16,141
                                                                    =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                     $            9.46
                                                                    =================
        Class L                                                     $            9.48
                                                                    =================
        Class Y                                                     $            9.54
                                                                    =================
        Class S                                                     $            9.56
                                                                    =================
        Class N                                                     $            9.42
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                        YEAR ENDED
                                                                    DECEMBER 31, 2003
                                                                    -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $1,140,931)            $      10,374,878
        Interest (including securities lending income of
          $859,444)                                                           924,436
                                                                    -----------------
                 Total investment income                                   11,299,314
                                                                    -----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                 5,840,362
        Custody fees                                                          803,189
        Shareholder reporting fees                                             29,298
        Audit and legal fees                                                   25,967
        Directors' fees (NOTE 3)                                               15,477
        Trustee reporting                                                       8,197
                                                                    -----------------
                                                                            6,722,490
        Administration fees (NOTE 3):
            Class A                                                           109,608
            Class L                                                           405,630
            Class Y                                                            58,173
            Class S                                                           544,185
            Class N                                                               400
        Distribution fees (NOTE 3):
            Class N                                                               289
        Service fees (NOTE 3):
            Class A                                                            92,825
            Class N                                                               289
                                                                    -----------------
                Total expenses                                              7,933,889
        Fees paid indirectly (NOTE 3):                                       (138,442)
                                                                    -----------------
                Net expenses                                                7,795,447
                                                                    -----------------
                NET INVESTMENT INCOME                                       3,503,867
                                                                    -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on:
            Investment transactions                                      (141,439,426)
            Foreign currency transactions                                  (3,936,021)
                                                                    -----------------
                Net realized loss                                        (145,375,447)
                                                                    -----------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                   447,032,503
            Translation of assets and liabilities in foreign
              currencies                                                    1,526,310
                                                                    -----------------
                Net unrealized gain                                       448,558,813
                                                                    -----------------
                NET REALIZED AND UNREALIZED GAIN                          303,183,366
                                                                    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $     306,687,233
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED          YEAR ENDED
                                                                    DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                       $       3,503,867   $       8,835,011
        Net realized loss on investment transactions and
          foreign currency transactions                                  (145,375,447)       (153,956,478)
        Net change in unrealized appreciation (depreciation) on
          investments and translation of assets and liabilities
          in foreign currencies                                           448,558,813        (105,287,248)
                                                                    -----------------   -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
              OPERATIONS                                                  306,687,233        (250,408,715)
                                                                    -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                              (146,033)           (251,552)
        Class L                                                              (851,505)           (891,605)
        Class Y                                                              (247,474)           (447,982)
        Class S                                                            (3,454,180)         (5,128,278)
        Class N                                                                   (73)                  -
                                                                    -----------------   -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                 (4,699,265)         (6,719,417)
                                                                    -----------------   -----------------
        Tax return of capital:
        Class A                                                                     -             (14,617)
        Class L                                                                     -             (52,542)
        Class Y                                                                     -             (26,469)
        Class S                                                                     -            (301,428)
                                                                    -----------------   -----------------
            TOTAL TAX RETURN OF CAPITAL                                             -            (395,056)
                                                                    -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                             3,366,745           5,283,168
        Class L                                                            23,974,104          27,652,859
        Class Y                                                           (15,079,229)            652,866
        Class S                                                           (57,773,350)        (85,930,691)
        Class N                                                                    73             101,000*
                                                                    -----------------   -----------------
            DECREASE IN NET ASSETS FROM NET FUND SHARE
              TRANSACTIONS                                                (45,511,657)        (52,240,798)
                                                                    -----------------   -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                           256,476,311        (309,763,986)
NET ASSETS:
        Beginning of year                                                 610,096,555         919,860,541
                                                                    -----------------   -----------------
        End of year (including distributions in excess of net
          investment income of $5,487,437 and $356,018,
          respectively)                                             $     866,572,866   $     610,096,555
                                                                    =================   =================

 *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                CLASS A
                                                                                -------
                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                              12/31/03         12/31/02         12/31/01         12/31/00          12/31/99
                                             ----------       ----------       ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     6.32       $     9.12       $    12.06       $    16.91       $      11.37
                                             ----------       ----------       ----------       ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.01***          0.05***          0.04***         (0.13)***          (0.04)***
  Net realized and unrealized gain (loss)
    on investments                                 3.16            (2.80)           (2.98)           (1.50)              6.39
                                             ----------       ----------       ----------       ----------       ------------
       Total income (loss) from investment
         operations                                3.17            (2.75)           (2.94)           (1.63)              6.35
                                             ----------       ----------       ----------       ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (0.03)           (0.05)           (0.00)+          (0.02)             (0.00)+
  Tax return of capital                               -            (0.00)+              -                -                  -
  From net realized gains                             -                -                -            (3.20)             (0.81)
                                             ----------       ----------       ----------       ----------       ------------
       Total distributions                        (0.03)           (0.05)           (0.00)           (3.22)             (0.81)
                                             ----------       ----------       ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD               $     9.46       $     6.32       $     9.12       $    12.06       $      16.91
                                             ==========       ==========       ==========       ==========       ============
TOTAL RETURN(a)                                   49.88%          (30.11)%         (24.37)%          (9.30)%            56.25%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   50,817       $   30,849       $   39,762       $   26,246       $        548
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                         1.52%            1.53%            1.51%            1.67%              1.55%
     After expense waiver#                         1.50%(b)         1.52%(b)         1.50%             N/A                N/A
  Net investment income (loss) to average
    daily net assets                               0.15%            0.67%            0.42%           (0.81)%            (0.28)%
  Portfolio turnover rate                            70%              40%              38%              69%                63%

                                                                                CLASS L
                                                                                -------
                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                              12/31/03         12/31/02         12/31/01         12/31/00          12/31/99^
                                             ----------       ----------       ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     6.34       $     9.13       $    12.07       $    16.89       $      12.00
                                             ----------       ----------       ----------       ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.03***          0.08***          0.07***         (0.06)***          (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                 3.15            (2.81)           (2.99)           (1.54)              5.78
                                             ----------       ----------       ----------       ----------       ------------
       Total income (loss) from investment
         operations                                3.18            (2.73)           (2.92)           (1.60)              5.73
                                             ----------       ----------       ----------       ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (0.04)           (0.06)           (0.02)           (0.02)             (0.03)
  Tax return of capital                               -            (0.00)+              -                -                  -
  From net realized gains                             -                -                -            (3.20)             (0.81)
                                             ----------       ----------       ----------       ----------       ------------
       Total distributions                        (0.04)           (0.06)           (0.02)           (3.22)             (0.84)
                                             ----------       ----------       ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD               $     9.48       $     6.34       $     9.13       $    12.07       $      16.89
                                             ==========       ==========       ==========       ==========       ============
TOTAL RETURN(a)                                   50.23%          (29.89)%         (24.18)%          (9.12)%            48.17%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $  183,493       $   95,876       $  106,987       $   67,113       $      7,335
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                         1.27%            1.28%            1.26%            1.37%              1.26%*
     After expense waiver#                         1.25%(b)         1.27%(b)         1.25%             N/A                N/A
  Net investment income (loss) to average
    daily net assets                               0.34%            0.97%            0.66%           (0.37)%            (0.54)%*
  Portfolio turnover rate                            70%              40%              38%              69%                63%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + DISTRIBUTIONS FROM NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                CLASS Y
                                                                                -------
                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                              12/31/03         12/31/02         12/31/01         12/31/00          12/31/99
                                             ----------       ----------       ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     6.37       $     9.18       $    12.14       $    16.95       $      11.37
                                             ----------       ----------       ----------       ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.05***          0.08***          0.08***          0.00***+          (0.01)***
  Net realized and unrealized gain (loss)
    on investments                                 3.17            (2.81)           (3.01)           (1.58)              6.44
                                             ----------       ----------       ----------       ----------       ------------
       Total income (loss) from investment
         operations                                3.22            (2.73)           (2.93)           (1.58)              6.43
                                             ----------       ----------       ----------       ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (0.05)           (0.08)           (0.03)           (0.03)             (0.04)
  Tax return of capital                               -            (0.00)+              -                -                  -
  From net realized gains                             -                -                -            (3.20)             (0.81)
                                             ----------       ----------       ----------       ----------       ------------
       Total distributions                        (0.05)           (0.08)           (0.03)           (3.23)             (0.85)
                                             ----------       ----------       ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD               $     9.54       $     6.37       $     9.18       $    12.14       $      16.95
                                             ==========       ==========       ==========       ==========       ============
TOTAL RETURN(a)                                   50.60%          (29.82)%         (24.10)%          (8.97)%            57.04%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   44,227       $   41,795       $   51,999       $   31,651       $      9,335
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                         1.12%            1.12%            1.11%            1.18%              1.11%
     After expense waiver#                         1.10%(b)         1.11%(b)         1.10%             N/A                N/A
  Net investment income (loss) to average
    daily net assets                               0.64%            1.07%            0.79%            0.02%             (0.09)%
  Portfolio turnover rate                            70%              40%              38%              69%                63%

                                                                                   CLASS S
                                                                                   -------
                                             YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED         YEAR ENDED
                                              12/31/03         12/31/02         12/31/01        12/31/00           12/31/99
                                             ----------       ----------       ----------      -----------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     6.39       $     9.21       $    12.16      $     16.96      $       11.37
                                             ----------       ----------       ----------      -----------      -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.04***          0.09***          0.08***          0.04***            0.05***
  Net realized and unrealized gain (loss)
    on investments                                 3.19            (2.83)           (3.00)           (1.61)              6.38
                                             ----------       ----------       ----------      -----------      -------------
       Total income (loss) from investment
         operations                                3.23            (2.74)           (2.92)           (1.57)              6.43
                                             ----------       ----------       ----------      -----------      -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (0.06)           (0.08)           (0.03)           (0.03)             (0.03)
  Tax return of capital                               -            (0.00)+              -                -                  -
  From net realized gains                             -                -                -            (3.20)             (0.81)
                                             ----------       ----------       ----------      -----------      ------------
       Total distributions                        (0.06)           (0.08)           (0.03)           (3.23)             (0.84)
                                             ----------       ----------       ----------      -----------      ------------
NET ASSET VALUE, END OF PERIOD               $     9.56       $     6.39       $     9.21      $     12.16      $       16.96
                                             ==========       ==========       ==========      ===========      =============
TOTAL RETURN(a)                                   50.49%          (29.82)%         (23.99)%          (8.95)%            56.98%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $  587,883       $  441,475       $  721,113      $ 1,027,623      $   1,087,858
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                         1.09%            1.10%            1.08%            1.12%              1.06%
     After expense waiver#                         1.07%(b)         1.09%(b)         1.07%             N/A                N/A
  Net investment income to average daily
    net assets                                     0.58%            1.18%            0.82%            0.22%              0.42%
  Portfolio turnover rate                            70%              40%              38%              69%                63%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER
       SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                           CLASS N
                                                                                                           -------
                                                                                                YEAR ENDED       PERIOD ENDED
                                                                                                 12/31/03          12/31/02^
                                                                                                ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $     6.30       $       6.26
                                                                                                ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                                                (0.01)***          (0.00)***+
  Net realized and unrealized gain on investments                                                     3.13               0.04
                                                                                                ----------       ------------
       Total income from investment operations                                                        3.12               0.04
                                                                                                ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                                         (0.00)+                -
                                                                                                ----------       ------------
NET ASSET VALUE, END OF PERIOD                                                                  $     9.42       $       6.30
                                                                                                ==========       ============
TOTAL RETURN(a)                                                                                      49.44%(c)              -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                             $      152       $        102
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            1.82%                 -@
     After expense waiver                                                                             1.81%(b)              -@
  Net investment loss to average daily net assets                                                    (0.16)%                -@
  Portfolio turnover rate                                                                               70%                40%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + NET INVESTMENT LOSS AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
  ^    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OVERSEAS FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT         The objective of the Fund is to achieve long-term
OBJECTIVE OF THE               growth of capital by investing in a diversified
MASSMUTUAL OVERSEAS            portfolio of foreign and domestic equity
FUND?                          securities. The Fund uses a blend of growth and
                               value styles in making investment decisions

HOW DID THE FUND               For the 12 months ending December 31, 2003, the
PERFORM DURING 2003?           Fund's Class S shares returned 30.87%, trailing
                               the 38.59% return of the Morgan Stanley Capital
                               International Europe, Australasia, Far East (MSCI
                               EAFE) Index, a market capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

WHAT WAS THE INVESTMENT        Many of the world's markets advanced during the
BACKGROUND DURING              third quarter, as signs of economic recovery in
THE PERIOD?                    the U.S., Europe and Asia lifted business and
                               consumer confidence. Demand for services in the world's major economies showed strength during the period, and manufacturing activity improved.
                               The scenario was similar in the fourth quarter, as most international markets once again showed strength. A variety of upbeat economic reports enhanced optimism that an ongoing global economic recovery would continue to foster a rebound in corporate profits.

WHAT FACTORS CONTRIBUTED       During the third quarter, the Fund's technology
TO THE FUND'S                  holdings fueled performance, particularly in the
PERFORMANCE?                   semiconductor industry, as companies that make
                               computer chips and integrated circuits benefited from higher prices and increasing demand for chips used in digital consumer products. The telecommunications sector registered the period's second-best absolute performance, as gains came as improving business conditions lifted wireless telecommunications. At the other end of the spectrum, the financial sector detracted most from performance on both an absolute and relative basis. Banks led the retreat; the decline stemmed mostly from security selection, particularly larger stakes (than the benchmark) in underperforming banks. Consequently, we reduced our allocation to banks during the period. The geographic allocations with the most impact during the third quarter were superior stock selection in the U.K. and Sweden, offset somewhat by the portfolio's underweight position in Japan.

                               In a turnaround from the third quarter, for the three months ending December 31, the Fund's financial holdings posted the largest absolute contribution to the portfolio--mostly on the strength of banks. Despite this, the portfolio's financial sector slightly underperformed the benchmark, due mostly to security selection. As in the third quarter, telecommunications once again turned in the period's second-best absolute performance, as improving business conditions lifted mobile-phone service carriers. The consumer cyclical sector also contributed to the portfolio, led by advances among holdings in the consumer durables industry. Conversely, despite being the sector leader in the third quarter, the Fund's technology holdings detracted most from the Fund's relative performance during the fourth quarter. Following technology on the losing end of the spectrum were the Fund's energy holdings, as the oil services industry fared worst against the benchmark.

                               On a brighter note, the best performance against the benchmark during the fourth quarter came from the Fund's overweight commercial services holdings, which also contributed to absolute results. The gains came mostly from industrial services, including companies that provide businesses with temporary employees. Information services also advanced on the strength of several providers of Internet service and content. On a geographic basis, China, Ireland and France were the top-contributing countries (relative to the benchmark), while Japan, the U.K. and Russia detracted most.

WHAT IS YOUR OUTLOOK?          The year 2003 ended very differently than it
                               started. As the year opened, the continuation of the equity bear market, a raging bull market in bonds, and fears of both war and deflation occupied the investment landscape. Though investor emotion leaned toward equity market avoidance, fundamentals suggested the opposite, as prices and valuations were attractive.
                               Inflation was and continues to be, low; interest rates were, and still remain, low; and conventional valuations, like price to cash flow and dividend yield, were and still remain, attractive. In summary, in 2003, the portfolio continued to benefit from the advance in world stock markets, and disciplined, long-term investors won. We believe that the same is possible as we head into 2004.

                        MASSMUTUAL OVERSEAS FUND LARGEST
                          COUNTRY WEIGHTINGS (12/31/03)

                                 % OF FUND
                                 ---------
United Kingdom                       21.13%
France                               14.39%
Japan                                12.48%
Switzerland                          11.81%
Germany                               8.39%
Netherlands                           4.30%
Australia                             3.69%
South Korea                           2.71%
Ireland                               2.61%
Italy                                 2.55%

                            MASSMUTUAL OVERSEAS FUND
                        LARGEST STOCK HOLDINGS (12/31/03)

GlaxoSmithKline PLC
Aventis SA
Diageo PLC
Vivendi Universal SA
Cadbury Schweppes PLC
Credit Suisse Group
Nestle SA
Reed Elsevier PLC
Akzo Nobel, Inc.
Euronext

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Overseas Fund Class S, Class A, Class Y, Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL OVERSEAS FUND
TOTAL RETURN

                                            SINCE INCEPTION
                            ONE YEAR        AVERAGE ANNUAL
                       1/1/03 - 12/31/03   5/1/01 - 12/31/03
Class S                      30.87%              -1.20%
Class A                      30.27%              -1.64%
Class Y                      30.88%              -1.24%
Class L                      30.68%              -1.39%
------------------------------------------------------------
MSCI EAFE                    38.59%              -0.32%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                         CLASS S    CLASS A    CLASS Y   CLASS L   MSCI EAFE
5/1/2001                 $ 10,000   $ 10,000   $ 10,000  $ 10,000  $ 10,000
12/2001                  $  8,430   $  8,410   $  8,430  $  8,420  $  8,512
12/2002                  $  7,399   $  7,346   $  7,390  $  7,372  $  7,155
12/2003                  $  9,683   $  9,569   $  9,672  $  9,634  $  9,916

Hypothetical Investments in MassMutual Overseas Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL OVERSEAS FUND
TOTAL RETURN

                                                          SINCE INCEPTION
                                          ONE YEAR         AVERAGE ANNUAL
                                     1/1/03 - 12/31/03  12/31/02 - 12/31/03
Class N                                    29.96%               31.12%
Class N (CDSC fees  deducted)              28.96%               30.12%
---------------------------------------------------------------------------
MSCI EAFE                                  38.59%               39.67%

[CHART]

                    CLASS N      CLASS N (CDSC FEES DEDUCTED)    MSCI EAFE
12/31/2002          $ 10,000              $  10,000              $  10,000
6/2003              $ 10,870              $  10,770              $  10,500
12/2003             $ 13,122              $  13,022              $  13,980

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL OVERSEAS FUND - PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2003

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
EQUITIES -- 96.4%

ADVERTISING -- 2.7%
Aegis Group PLC                                          1,542,800   $     2,727,336
Dentsu, Inc.                                                   101           508,911
Publicis Groupe                                            131,958         4,277,642
WPP Group PLC                                              194,330         1,908,132
                                                                     ---------------
                                                                           9,422,021
                                                                     ---------------
AIR TRANSPORTATION -- 0.2%
Ryanair Holdings
  PLC Sponsored
  ADR (Ireland)*                                            16,011           810,797
                                                                     ---------------
APPAREL, TEXTILES & SHOES -- 1.6%
Chargeurs SA                                                24,000           787,082
Fast Retailing Co.                                          10,500           637,818
Giordano International
  Limited                                                4,142,000         1,920,655
Next PLC                                                    53,700         1,079,558
Puma AG Rudolf
  Dassler Sport                                              5,440           960,644
Toray Industries, Inc.                                      91,000           380,405
                                                                     ---------------
                                                                           5,766,162
                                                                     ---------------
AUTOMOTIVE & PARTS -- 4.6%
Bayerische Motoren
  Werke AG                                                  96,800         4,487,127
Compagnie Generale
  des Etablissements
  Michelin Cl. B                                            66,000         3,028,602
Denso Corp.                                                 60,500         1,191,145
Nissan Motor Co. Limited                                   238,000         2,718,223
NOK Corp.                                                   16,000           582,252
Porsche AG, Preference                                       1,970         1,169,176
Renault SA                                                  16,930         1,168,100
Toyota Motor Corp.                                           9,800           331,025
Volvo AB Cl. B                                              50,040         1,529,999
                                                                     ---------------
                                                                          16,205,649
                                                                     ---------------
BANKING, SAVINGS & LOANS -- 14.3%
Abbey National PLC                                         146,342         1,391,090
Alliance & Leicester PLC                                    69,611         1,106,580
Alpha Bank A.E.                                             18,600           562,597
Anglo Irish Bank
  Corp. PLC                                                 80,820         1,275,298
Australia & New Zealand
  Banking Group Limited                                    348,300         4,639,703
Banca Intesa SpA                                           332,620         1,300,606
Banco Popolare di
  Verona e Novara Scrl                                     226,460         3,833,360
Bank of Ireland                                            361,500         4,924,563
BNP Paribas SA                                              48,300         3,041,286
Commerzbank AG                                              45,610   $       894,594
Commonwealth
  Bank of Australia                                         72,130         1,600,500
Credit Agricole SA                                         136,534         3,260,071
Credit Suisse Group                                        169,390         6,197,613
DePfa Bank PLC                                               6,370           804,283
Erste Bank
  der oesterreichischen
  Sparkassen AG                                             13,563         1,676,040
ForeningsSparbanken AB                                      30,768           605,072
HBOS PLC                                                    54,433           705,006
HSBC Holdings PLC                                          156,500         2,459,805
OTP Bank Rt*                                                35,670           460,027
Sanpaolo IMI SpA                                           255,900         3,337,540
Sumitomo Mitsui
  Financial Group, Inc.                                        380         2,024,634
Svenska Handelsbanken
  AB Cl. A                                                  56,200         1,148,166
United Overseas Bank
  Limited                                                  343,000         2,665,960
Yokohama Bank Limited                                      151,000           701,670
                                                                     ---------------
                                                                          50,616,064
                                                                     ---------------
BEVERAGES -- 4.4%
Diageo PLC                                                 507,000         6,670,942
Fomento Economico
  Mexicano SA de CV
  Sponsored ADR
  (Mexico)                                                  86,700         3,197,496
Lotte Chilsung
  Beverage Co. Limited                                       4,130         2,058,934
Pernod-Ricard SA                                            34,025         3,783,172
                                                                     ---------------
                                                                          15,710,544
                                                                     ---------------
BROADCASTING, PUBLISHING & PRINTING -- 6.3%
British Sky Broadcasting
  Group PLC*                                               134,110         1,687,751
Grupo Televisa SA
  Sponsored GDR                                             96,200         3,834,532
John Fairfax
  Holdings Limited                                       1,588,400         4,212,666
Reed Elsevier PLC                                          662,500         5,541,496
United Business
  Media PLC                                                 99,700           874,547
Vivendi Universal SA*                                      259,130         6,298,469
                                                                     ---------------
                                                                          22,449,461
                                                                     ---------------
BUILDING MATERIALS & CONSTRUCTION -- 0.6%
CRH PLC                                                     69,835         1,431,404
Linde AG                                                    15,030           809,510
                                                                     ---------------
                                                                           2,240,914
                                                                     ---------------
CHEMICALS -- 5.3%
Akzo Nobel, Inc.                                           142,400   $     5,496,257
BASF AG                                                     10,180           572,431
Clariant AG*                                                42,676           629,745
Givaudan SA Registered                                       9,800         5,087,204
Japan Synthetic
  Rubber Corp.                                              30,000           670,430
Lonza Group
  AG Registered                                             73,000         4,196,725
Nitto Denko Corp.                                           13,700           728,655
Sinopec Shanghai
  Petrochemical
  Co. Limited                                            2,902,000         1,289,595
                                                                     ---------------
                                                                          18,671,042
                                                                     ---------------
COMMERCIAL SERVICES -- 2.2%
ABB Limited*                                               219,339         1,111,992
Adecco SA                                                   34,041         2,188,203
Hays PLC                                                   510,180         1,095,965
Michael Page
  International PLC                                        980,800         3,265,767
                                                                     ---------------
                                                                           7,661,927
                                                                     ---------------
COMMUNICATIONS -- 6.6%
America Movil SA de CV
  Sponsored ADR
  Series L (Mexico)                                         37,780         1,032,905
Deutsche Telekom AG*                                       119,673         2,190,278
Ericsson (LM) Cl. B*                                       901,440         1,616,135
France Telecom SA*                                          78,902         2,255,192
mmO2 PLC*                                                  719,777           992,157
Mobile Telesystems OJSC
  Sponsored
  ADR (Russia)                                              10,509           870,145
MTN Group Limited*                                         127,400           543,001
Nokia Oyj Sponsored
  ADR (Finland)                                             77,610         1,319,370
SK Telecom Co. Limited                                      31,630         5,282,728
Tele2 AB Cl. B*                                             20,038         1,069,391
Telefonica SA                                              124,278         1,824,664
Telenor ASA                                                127,520           833,802
Vodafone Group PLC                                       1,386,289         3,437,126
                                                                     ---------------
                                                                          23,266,894
                                                                     ---------------
COMPUTER RELATED SERVICES -- 1.9%
Meitec Corp.                                                78,900         3,033,200
SAP AG                                                      13,570         2,279,065
T-Online
  International AG*                                        117,526         1,526,887
                                                                     ---------------
                                                                           6,839,152
                                                                     ---------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
COMPUTERS & INFORMATION -- 0.6%
NEC Corp.                                                  234,000   $     1,722,740
Seiko Epson Corp.                                            7,500           349,911
                                                                     ---------------
                                                                           2,072,651
                                                                     ---------------
ELECTRIC UTILITIES -- 0.8%
E.ON AG                                                     17,041         1,112,134
Huaneng Power
  International, Inc.                                      640,000         1,108,764
Public Power Corp.                                          21,170           523,374
                                                                     ---------------
                                                                           2,744,272
                                                                     ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 3.0%
Canon, Inc.                                                 15,000           698,423
Fanuc Limited                                               35,000         2,096,669
Keyence Corp.                                                5,300         1,117,169
Koninklijke (Royal)
  Philips Electronics NV                                    57,004         1,658,246
Samsung Electronics
  Co. Limited                                                5,900         2,233,235
Sharp Corp.                                                102,000         1,609,424
Taiwan Semiconductor
  Manufacturing Co.
  Limited Sponsored
  ADR (Taiwan)*                                             49,770           509,645
Tokyo Electron Limited                                      10,500           797,518
                                                                     ---------------
                                                                          10,720,329
                                                                     ---------------
ENERGY -- 2.5%
BP PLC                                                     468,730         3,801,131
CNOOC Limited                                              290,000           567,778
PetroChina Co.
  Limited Cl. H                                          1,125,000           644,836
Saipem SpA                                                  66,421           537,031
Total SA                                                    18,320         3,406,109
                                                                     ---------------
                                                                           8,956,885
                                                                     ---------------
ENTERTAINMENT & LEISURE -- 0.4%
Nintendo Co. Limited                                        14,300         1,334,329
                                                                     ---------------
FINANCIAL SERVICES -- 7.0%
Daiwa Securities
  Group, Inc.                                              615,000         4,183,400
Deutsche Boerse AG                                          89,700         4,904,753
Euronext                                                   213,100         5,394,689
ING Groep NV                                                88,360         2,060,764
Julius Baer Holding
  AG Cl. B                                                   2,250           758,642
Man Group PLC                                               51,686         1,351,808
ORIX Corp.                                                  15,100         1,248,353
Societe Generale Cl. A                                      37,700         3,328,703
UBS AG Registered                                           24,800         1,698,452
                                                                     ---------------
                                                                          24,929,564
                                                                     ---------------
FOODS -- 5.2%
Cadbury Schweppes PLC                                      855,310         6,281,509
Groupe Danone                                               11,130   $     1,816,624
J Sainsbury PLC                                            526,000         2,944,930
Nestle SA                                                   24,100         6,021,346
Tesco PLC                                                  276,560         1,276,086
                                                                     ---------------
                                                                          18,340,495
                                                                     ---------------
HEAVY CONSTRUCTION -- 0.3%
ACS Actividades de
  Construccion y Servicio                                    9,337           455,779
Vinci SA                                                     7,060           584,622
                                                                           1,040,401
                                                                     ---------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.1%
Matsushita Electric
 Industrial Co. Limited                                     29,000           401,026
                                                                     ---------------
HOUSEHOLD PRODUCTS -- 2.0%
Henkel KGaA                                                 62,900         4,624,665
Reckitt Benckiser PLC                                      110,513         2,500,646
                                                                     ---------------
                                                                           7,125,311
                                                                     ---------------
INDUSTRIAL - DIVERSIFIED -- 1.5%
LVMH Moet Hennessy
  Louis Vuitton SA                                          27,083         1,971,098
Siemens AG Registered                                       41,900         3,356,011
                                                                     ---------------
                                                                           5,327,109
                                                                     ---------------
INFORMATION RETRIEVAL SERVICES -- 0.5%
Wanadoo*                                                   119,510           979,836
Yahoo Japan Corp.*                                              70           940,562
                                                                     ---------------
                                                                           1,920,398
                                                                     ---------------
INSURANCE -- 1.7%
Aegon NV                                                    40,040           592,417
AXA SA                                                      91,189         1,951,911
China Life Insurance
  Co. Limited Cl. H*                                       922,000           754,122
Swiss Life Holding*                                         11,355         2,084,160
Zurich Financial
  Services AG*                                               4,130           594,413
                                                                     ---------------
                                                                           5,977,023
                                                                     ---------------
LODGING -- 0.6%
Accor SA                                                    44,271         2,004,700
                                                                     ---------------
MANUFACTURING -- 1.7%
Ansell Limited                                             190,600           926,269
Atlas Copco AB Cl. A                                        30,150         1,078,986
Enodis PLC*                                                777,300         1,134,065
Metso OYJ                                                  234,200         2,859,551
                                                                     ---------------
                                                                           5,998,871
                                                                     ---------------
MEDICAL SUPPLIES -- 1.2%
Hoya Corp.                                                  17,800         1,634,338
Orbotech Limited*                                           75,100         1,796,392
Smith & Nephew PLC                                          74,860   $       628,848
                                                                     ---------------
                                                                           4,059,578
                                                                     ---------------
METALS & MINING -- 0.9%
BHP Billiton Limited                                       181,720         1,669,017
China Steel
  Corp. Sponsored
  ADR (Taiwan)+                                             30,784           511,405
Rio Tinto PLC                                               40,050         1,106,268
                                                                     ---------------
                                                                           3,286,690
                                                                     ---------------
PHARMACEUTICALS -- 9.1%
AstraZeneca PLC                                             22,530         1,080,906
Aventis SA                                                 105,500         6,972,995
Chugai Pharmaceutical
  Co. Limited                                               64,799           931,746
Gedeon Richter Limited                                       2,690           318,455
GlaxoSmithKline PLC                                        395,340         9,058,840
Haw Par Corp. Limited                                        1,349             3,543
Novartis AG                                                 98,600         4,476,564
Roche Holding AG                                            27,749         2,799,020
Takeda Chemical
  Industries Limited                                       123,000         4,877,764
Teva Pharmaceutical
  Sponsored
  ADR (Israel)                                              33,120         1,878,235
                                                                     ---------------
                                                                          32,398,068
                                                                     ---------------
REAL ESTATE -- 0.4%
Cheung Kong Holdings                                       100,000           795,378
Sun Hung Kai
  Properties Limited                                        80,000           662,064
                                                                     ---------------
                                                                           1,457,442
                                                                     ---------------
RETAIL -- 3.8%
Compagnie Financiere
  Richemont AG, A Units                                     32,770           786,957
Marks & Spencer
  Group PLC                                                 80,310           415,489
Marui Co. Limited                                          111,500         1,404,544
Metro AG                                                    38,517         1,697,990
Mitsubishi Corp.                                           282,000         2,989,195
Signet Group PLC                                         1,710,000         3,153,009
The Swatch Group
  AG Cl. B                                                  26,300         3,157,914
                                                                     ---------------
                                                                          13,605,098
                                                                     ---------------
TELEPHONE UTILITIES -- 0.5%
KDDI Corp.                                                     241         1,380,741
Tele Norte Leste
  Participacoes SA                                          13,509           208,444
                                                                     ---------------
                                                                           1,589,185
                                                                     ---------------
TRANSPORTATION -- 1.9%
A.P. Moller - Maersk A/S                                        96           692,783

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF         MARKET
                                                        SHARES            VALUE
                                                     -------------   ---------------
Associated British
  Ports Holdings PLC                                       495,200   $     3,980,328
Exel PLC                                                    84,660         1,119,233
Tokyu Corp.                                                187,000           959,690
                                                                     ---------------
                                                                           6,752,034
                                                                     ---------------

TOTAL EQUITIES
(COST $283,724,053)                                                      341,702,086
                                                                     ---------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                     -------------
SHORT-TERM INVESTMENTS -- 10.4%

CASH EQUIVALENTS -- 6.6%**
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 01/15/2004                                  $      63,787            63,787
Bank of Montreal
  Eurodollar Time Deposit
  1.060% 02/17/2004                                        337,034           337,034
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.080% 03/03/2004                                      1,011,102         1,011,102
Bank of Scotland
  Eurodollar Time Deposit
  1.060% 04/02/2004                                        252,776           252,776
Bank of the West
  Eurodollar Time Deposit
  1.075% 01/14/2004                                        252,776           252,776
Barclays
  Eurodollar Time Deposit
  1.090% 03/05/2004                                        842,585           842,585
BNP Paribas
  Eurodollar Time Deposit
  0.970% 01/07/2004                                        337,034           337,034
Canadian Imperial
  Bank of Commerce
  Bank Note
  0.990% 05/18/2004                                      1,685,170         1,685,170
Citigroup
  Eurodollar Time Deposit
  1.080% 01/05/2004                                        168,517           168,517
Citigroup
  Eurodollar Time Deposit
  1.090% 03/04/2004                                        674,068           674,068
Citigroup
  Eurodollar Time Deposit
  1.100% 01/22/2004                                        168,517           168,517
Credit Agricole Indosuez
  Eurodollar Time Deposit
  1.080% 01/06/2004                                      1,735,725         1,735,725
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                        926,843           926,843

                                                       PRINCIPAL          MARKET
                                                         AMOUNT           VALUE
                                                     -------------   ---------------
Fannie Mae
  Discount Note
  1.062% 01/02/2004                                  $     505,551   $       505,551
Fleet National Bank
  Bank Note
  1.000% 01/21/2004                                        842,585           842,585
Freddie Mac
  Discount Note
  1.062% 01/27/2004                                        672,679           672,679
General Electric
  Capital Corp.
  1.092% 01/05/2004                                        841,054           841,054
Goldman Sachs
  Financial Square
  Prime Obligations
  Money Market Fund                                        337,034           337,034
Harris Trust &
  Savings Bank
  Eurodollar Time Deposit
  1.050% 01/29/2004                                        185,369           185,369
Merrill Lynch Premier
  Institutional Money
  Market Fund                                            1,159,417         1,159,417
Merrimac Money
  Market Fund                                            2,797,382         2,797,382
Morgan Stanley
  Dean Witter & Co.
  1.080% 01/29/2004                                        876,288           876,288
National Bank
  of Commerce
  Bank Note
  1.120% 05/19/2004                                        421,293           421,293
Royal Bank of Canada
  Eurodollar Time Deposit
  1.050% 02/27/2004                                        421,293           421,293
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/09/2004                                        337,034           337,034
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.080% 01/15/2004                                        842,585           842,585
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.090% 03/03/2004                                        421,293           421,293
Southtrust Bank
  Eurodollar Time Deposit
  1.090% 02/17/2004                                        505,551           505,551
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.080% 02/04/2004                                        421,293           421,293
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.085% 01/15/2004                                        421,293           421,293
Svenska Handlesbanken
  Eurodollar Time Deposit
  1.090% 02/24/2004                                  $     842,585   $       842,585
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.100% 01/08/2004                                        168,517           168,517
Wells Fargo
  Eurodollar Time Deposit
  1.070% 01/20/2004                                      2,022,201         2,022,201
                                                                     ---------------
                                                                          23,498,231
                                                                     ---------------
REPURCHASE AGREEMENT -- 3.8%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  12/31/2003, 0.72%,
  due 01/02/2004(a)                                     13,374,021        13,374,021

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                       36,872,252
                                                                     ---------------

TOTAL INVESTMENTS -- 106.8%
(COST $320,596,305)***                                                   378,574,338

OTHER ASSETS/
(LIABILITIES) -- (6.8%)                                                  (24,151,032)
                                                                     ---------------

NET ASSETS -- 100.0%                                                 $   354,423,306
                                                                     ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 GDR - Global Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $13,374,556. Collateralized by U.S. Government Agency obligation with a rate of 1.641%, maturity date of 09/25/2032, and an aggregate market value, including accrued interest, of $14,043,986.
 + Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $511,405 or 0.1% of net assets.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OVERSEAS FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                    DECEMBER 31, 2003
                                                                    -----------------
ASSETS:
        Investments, at value (cost $283,724,053) (NOTE 2)          $     341,702,086
        Short-term investments, at amortized cost (NOTE 2)                 36,872,252
                                                                    -----------------
            Total Investments (including securities on loan with
              market values of $22,329,960)                               378,574,338
        Cash                                                                    3,306
        Foreign currency, at value (cost $543,670)                            548,093
        Receivables from:
            Investments sold                                                2,389,014
            Investment adviser (NOTE 3)                                        16,402
            Fund shares sold                                                1,679,660
            Interest and dividends                                            320,967
            Foreign taxes withheld                                            122,803
                                                                    -----------------
                 Total assets                                             383,654,583
                                                                    -----------------
LIABILITIES:
        Payables for:
            Investments purchased                                           5,016,453
            Fund shares repurchased                                           281,662
            Securities on loan (NOTE 2)                                    23,498,231
            Directors' fees and expenses (NOTE 3)                               3,202
            Affiliates (NOTE 3):
                 Investment management fees                                   291,737
                 Administration fees                                           40,308
                 Service fees                                                  36,368
                 Distribution fees                                                172
        Accrued expense and other liabilities                                  63,144
                                                                    -----------------
                 Total liabilities                                         29,231,277
                                                                    -----------------
        NET ASSETS                                                  $     354,423,306
                                                                    =================
NET ASSETS CONSIST OF:
        Paid-in capital                                             $     300,859,108
        Distributions in excess of net investment income                      (94,220)
        Accumulated net realized loss on investments and foreign
          currency translations                                            (4,335,022)
        Net unrealized appreciation on investments, foreign
          currency and other assets and liabilities                        57,993,440
                                                                    -----------------
                                                                    $     354,423,306
                                                                    =================
NET ASSETS:
        Class A                                                     $      65,011,647
                                                                    =================
        Class L                                                     $      81,541,829
                                                                    =================
        Class Y                                                     $      72,649,833
                                                                    =================
        Class S                                                     $     134,964,879
                                                                    =================
        Class N                                                     $         255,118
                                                                    =================
SHARES OUTSTANDING:
        Class A                                                             6,804,406
                                                                    =================
        Class L                                                             8,504,260
                                                                    =================
        Class Y                                                             7,562,939
                                                                    =================
        Class S                                                            14,028,387
                                                                    =================
        Class N                                                                26,855
                                                                    =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                     $            9.55
                                                                    =================
        Class L                                                     $            9.59
                                                                    =================
        Class Y                                                     $            9.61
                                                                    =================
        Class S                                                     $            9.62
                                                                    =================
        Class N                                                     $            9.50
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                        YEAR ENDED
                                                                    DECEMBER 31, 2003
                                                                    -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $442,007)              $       3,558,109
        Interest (including securities lending income of $71,804)              91,407
                                                                    -----------------
                 Total investment income                                    3,649,516
                                                                    -----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                 1,987,488
        Custody fees                                                          452,277
        Audit and legal fees                                                   21,243
        Shareholder reporting fees                                              8,332
        Trustee reporting                                                       8,196
        Directors' fees (NOTE 3)                                                4,326
                                                                    -----------------
                                                                            2,481,862
        Administration fees (NOTE 3):
            Class A                                                            96,082
            Class L                                                           104,588
            Class Y                                                            34,288
            Class S                                                            35,467
            Class N                                                               547
        Distribution fees (NOTE 3):
            Class N                                                               465
        Service fees (NOTE 3):
            Class A                                                            98,324
            Class N                                                               465
                                                                    -----------------
                 Total expenses                                             2,852,088
        Expenses waived (NOTE 3)                                             (184,922)
        Fees paid indirectly (NOTE 3)                                         (20,773)
                                                                    -----------------
                 Net expenses                                               2,646,393
                                                                    -----------------
                 NET INVESTMENT INCOME                                      1,003,123
                                                                    -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investment transactions                                         7,387,582
            Foreign currency transactions                                    (113,283)
                                                                    -----------------
                 Net realized gain                                          7,274,299
                                                                    -----------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                    57,920,250
            Translation of assets and liabilities in foreign
              currencies                                                       21,465
                                                                    -----------------
                 Net unrealized gain                                       57,941,715
                                                                    -----------------
                 NET REALIZED AND UNREALIZED GAIN                          65,216,014
                                                                    -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      66,219,137
                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED          YEAR ENDED
                                                                    DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                       $       1,003,123   $         290,592
        Net realized gain (loss) on investment transactions and
           foreign currency transactions                                    7,274,299          (8,930,372)
        Net change in unrealized appreciation (depreciation) on
          investments and translation of assets and liabilities
          in foreign currencies                                            57,941,715             859,708
                                                                    -----------------   -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
              OPERATIONS                                                   66,219,137          (7,780,072)
                                                                    -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                               (78,267)             (8,289)
        Class L                                                              (233,726)            (27,146)
        Class Y                                                              (257,679)            (42,652)
        Class S                                                              (532,683)           (120,220)
                                                                    -----------------   -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                 (1,102,355)           (198,307)
                                                                    -----------------   -----------------
        Tax return of capital:
        Class A                                                                     -              (1,387)
        Class L                                                                     -              (4,525)
        Class Y                                                                     -              (7,101)
        Class S                                                                     -             (20,014)
                                                                    -----------------   -----------------
            TOTAL TAX RETURN OF CAPITAL                                             -             (33,027)
                                                                    -----------------   -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                            33,509,786          18,672,278
        Class L                                                            47,769,907          20,441,882
        Class Y                                                            41,108,825          18,506,403
        Class S                                                            55,170,982          38,903,195
        Class N                                                                94,314             101,000*
                                                                    -----------------   -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE
              TRANSACTIONS                                                177,653,814          96,624,758
                                                                    -----------------   -----------------
        TOTAL INCREASE IN NET ASSETS                                      242,770,596          88,613,352
NET ASSETS:
        Beginning of year                                                 111,652,710          23,039,358
                                                                    -----------------   -----------------
        End of year (including distributions in excess of net
          investment income of $94,220 and $60,081, respectively)   $     354,423,306   $     111,652,710
                                                                    =================   =================

*    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OVERSEAS FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS A
                                                                                 ----------
                                                               YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                12/31/03          12/31/02           12/31/01^
                                                               ----------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     7.36        $     8.41        $      10.00
                                                               ----------        ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                      0.02***           0.01***            (0.05)***
   Net realized and unrealized gain
     (loss) on investments                                           2.18             (1.05)              (1.54)
                                                               ----------        ----------        ------------
       Total income (loss) from investment
         operations                                                  2.20             (1.04)              (1.59)
                                                               ----------        ----------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                       (0.01)            (0.01)                  -
   Tax return of capital                                                -             (0.00)+                 -
                                                               ----------        ----------        ------------
       Total distributions                                          (0.01)            (0.01)                  -
                                                               ----------        ----------        ------------
NET ASSET VALUE, END OF PERIOD                                 $     9.55        $     7.36        $       8.41
                                                               ==========        ==========        ============
TOTAL RETURN(a)                                                     30.27%           (12.66)%            (15.90)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   65,012        $   18,674        $      1,159
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.74%             2.13%               1.95%*
     After expense waiver#                                           1.64%(b)          1.63%(b)            1.73%*
  Net investment income (loss) to
     average daily net assets                                        0.22%             0.09%              (0.91)%*
  Portfolio turnover rate                                              92%              138%                111%**

                                                                                  CLASS L
                                                                                 ----------
                                                               YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                12/31/03          12/31/02           12/31/01^
                                                               ----------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     7.35        $     8.42        $      10.00
                                                               ----------        ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                      0.04***           0.02***            (0.03)***
   Net realized and unrealized gain
     (loss) on investments                                           2.23             (1.08)              (1.55)
                                                               ----------        ----------        ------------
       Total income (loss) from investment
         operations                                                  2.27             (1.06)              (1.58)
                                                               ----------        ----------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                       (0.03)            (0.01)                  -
   Tax return of capital                                                -             (0.00)+                 -
                                                               ----------        ----------        ------------
       Total distributions                                          (0.03)            (0.01)                  -
                                                               ----------        ----------        ------------
NET ASSET VALUE, END OF PERIOD                                 $     9.59        $     7.35        $       8.42
                                                               ==========        ==========        ============
TOTAL RETURN(a)                                                     30.68%           (12.44)%            (15.80)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   81,542        $   19,236        $        899
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.49%             1.88%               1.78%*
     After expense waiver#                                           1.39%(b)          1.37%(b)            1.56%*
  Net investment income (loss) to
     average daily net assets                                        0.44%             0.20%              (0.59)%*
  Portfolio turnover rate                                              92%              138%                111%**

                                                                                  CLASS Y
                                                                                 ----------
                                                               YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                12/31/03          12/31/02           12/31/01^
                                                               ----------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     7.36        $     8.43        $      10.00
                                                               ----------        ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                      0.04***          (0.00)***+           0.00***+
   Net realized and unrealized gain (loss)
     on investments                                                  2.25             (1.05)              (1.57)
                                                               ----------        ----------        ------------
       Total income (loss) from investment
         operations                                                  2.29             (1.05)              (1.57)
                                                               ----------        ----------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                       (0.04)            (0.02)                  -
   Tax return of capital                                                -             (0.00)+                 -
                                                               ----------        ----------        ------------
       Total distributions                                          (0.04)            (0.02)                  -
                                                               ----------        ----------        ------------
NET ASSET VALUE, END OF PERIOD                                 $     9.61        $     7.36        $       8.43
                                                               ==========        ==========        ============
TOTAL RETURN(a)                                                     30.88%           (12.34)%            (15.70)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $   72,650        $   19,204        $         88
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.34%             1.73%               1.90%*
     After expense waiver#                                           1.24%(b)          1.22%(b)            1.69%*
  Net investment income (loss) to
     average daily net assets                                        0.50%            (0.02)%              0.08%*
  Portfolio turnover rate                                              92%              138%                111%**

                                                                                  CLASS S
                                                                                 ----------
                                                               YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                12/31/03          12/31/02           12/31/01^
                                                               ----------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     7.37        $     8.43        $      10.00
                                                               ----------        ----------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                      0.06***           0.05***             0.01***
   Net realized and unrealized gain (loss)
     on investments                                                  2.23             (1.09)              (1.58)
                                                               ----------        ----------        ------------
       Total income (loss) from investment
         operations                                                  2.29             (1.04)              (1.57)
                                                               ----------        ----------        ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                       (0.04)            (0.02)                  -
   Tax return of capital                                                -             (0.00)+                 -
                                                               ----------        ----------        ------------
       Total distributions                                          (0.04)            (0.02)                  -
                                                               ----------        ----------        ------------
NET ASSET VALUE, END OF PERIOD                                 $     9.62        $     7.37        $       8.43
                                                               ==========        ==========        ============
TOTAL RETURN(a)                                                     30.87%           (12.23)%            (15.70)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $  134,965        $   54,437        $     20,893
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.29%             1.68%               1.85%*
     After expense waiver#                                           1.19%(b)          1.18%(b)            1.63%*
  Net investment income (loss) to
     average daily net assets                                        0.69%             0.68%               0.14%*
  Portfolio turnover rate                                              92%              138%                111%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS THE RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + NET INVESTMENT INCOME (LOSS) AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
  ^ FOR THE PERIOD MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001 AND THE YEARS ENDED DECEMBER 31, 2002 AND 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OVERSEAS FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                          CLASS N
                                                                                                          -------
                                                                                                YEAR ENDED       PERIOD ENDED
                                                                                                 12/31/03         12/31/02^^
                                                                                                ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $     7.31       $       7.24
                                                                                                ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                                                (0.02)***          (0.00)***+
  Net realized and unrealized gain on investments                                                     2.21               0.07
                                                                                                ----------       ------------
       Total income from investment operations                                                        2.19               0.07
                                                                                                ----------       ------------
NET ASSET VALUE, END OF PERIOD                                                                  $     9.50       $       7.31
                                                                                                ==========       ============
TOTAL RETURN(a)                                                                                      29.96%(c)              -@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                             $      255       $        102
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                            2.04%                -@
     After expense waiver#                                                                            1.94%(b)             -@
  Net investment loss to average daily net assets                                                    (0.22)%               -@
  Portfolio turnover rate                                                                               92%               138%

  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^^   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  @    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTIONS OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. THE FUND            MassMutual Institutional Funds (the "Trust") is
                       registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):
                       MassMutual Money Market Fund ("Money Market Fund"),
                       MassMutual Short-Duration Bond Fund ("Short-Duration Bond
                       Fund"), MassMutual Inflation-Protected Bond Fund
                       ("Inflation-Protected Bond Fund"), MassMutual Core Bond
                       Fund ("Core Bond Fund"), MassMutual Diversified Bond Fund
                       ("Diversified Bond Fund"), MassMutual Balanced Fund
                       ("Balanced Fund"), MassMutual Strategic Balanced Fund
                       ("Strategic Balanced Fund"), MassMutual Core Value Equity
                       Fund ("Core Value Equity Fund"), MassMutual Fundamental
                       Value Fund ("Fundamental Value Fund"), MassMutual Value
                       Equity Fund ("Value Equity Fund"), MassMutual Large Cap
                       Value Fund ("Large Cap Value Fund"), MassMutual Indexed
                       Equity Fund ("Indexed Equity Fund"), MassMutual Blue Chip
                       Growth Fund ("Blue Chip Growth Fund"), MassMutual Large
                       Cap Growth Fund ("Large Cap Growth Fund"), MassMutual
                       Growth Equity Fund ("Growth Equity Fund"), MassMutual
                       Aggressive Growth Fund ("Aggressive Growth Fund"),
                       MassMutual OTC 100 Fund ("OTC 100 Fund"), MassMutual
                       Focused Value Fund ("Focused Value Fund"), MassMutual
                       Small Company Value Fund ("Small Company Value Fund"),
                       MassMutual Small Cap Equity Fund ("Small Cap Equity
                       Fund"), MassMutual Mid Cap Growth Equity Fund ("Mid Cap
                       Growth Equity Fund"), MassMutual Mid Cap Growth Equity II
                       Fund ("Mid Cap Growth Equity II Fund"), MassMutual Small
                       Cap Growth Equity Fund ("Small Cap Growth Equity Fund"),
                       MassMutual Small Company Growth Fund ("Small Company
                       Growth Fund"), MassMutual Emerging Growth Fund ("Emerging
                       Growth Fund"), MassMutual International Equity Fund
                       ("International Equity Fund"), MassMutual Overseas Fund
                       ("Overseas Fund"), MassMutual Destination Retirement
                       Income Fund ("Destination Retirement Income Fund"),
                       MassMutual Destination Retirement 2010 Fund ("Destination
                       Retirement 2010 Fund"), MassMutual Destination Retirement
                       2020 Fund ("Destination Retirement 2020 Fund"),
                       MassMutual Destination Retirement 2030 Fund ("Destination
                       Retirement 2030 Fund") and MassMutual Destination
                       Retirement 2040 Fund ("Destination Retirement 2040
                       Fund").

                       The Inflation-Protected Bond Fund, Strategic Balanced Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund and Destination Retirement 2040 Fund, which commenced operations on December 31, 2003, are not included in this report and are described separately.

                       During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class
                       N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. SIGNIFICANT         The following is a summary of significant accounting
   ACCOUNTING          policies followed consistently by each Fund in the
   POLICIES            preparation of the financial statements in conformity
                       with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          INVESTMENT   Equity securities are valued on the basis of valuations
           VALUATION   furnished by a pricing service, authorized by the
                       Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market
                       System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities
                       (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
                       Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market
                       Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company
                       Act of 1940, as amended, pursuant to which the Money
                       Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

                       Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

SECURITIES LENDING     Each Fund may lend its securities to qualified brokers;
                       however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At December 31, 2003, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                                                                     SECURITIES ON LOAN       COLLATERAL
                                                                     ------------------     --------------
                       Short-Duration Bond Fund                        $   35,205,098       $   35,994,975
                       Core Bond Fund                                     156,137,006          160,224,002
                       Balanced Fund                                       14,965,986           15,445,874
                       Core Value Equity Fund                              35,194,952           36,469,905
                       Fundamental Value Fund                              53,775,820           55,350,494
                       Value Equity Fund                                    5,480,805            5,669,648
                       Large Cap Value Fund                                58,439,474           60,393,175
                       Indexed Equity Fund                                100,493,891          104,044,066
                       Blue Chip Growth Fund                               26,084,384           26,922,510
                       Large Cap Growth Fund                                1,226,752            1,262,800
                       Growth Equity Fund                                  57,941,874           60,085,454
                       OTC 100 Fund                                         9,407,387            9,722,218
                       Focused Value Fund                                 145,493,075          150,297,108
                       Small Company Value Fund                            21,355,514           22,237,750
                       Small Cap Equity Fund                               27,884,049           28,927,014
                       Mid Cap Growth Equity Fund                          43,702,571           45,149,156
                       Mid Cap Growth Equity II Fund                       67,926,959           70,358,343
                       Small Cap Growth Equity Fund                       109,860,934          114,636,218
                       Small Company Growth Fund                           40,061,692           42,347,200
                       Emerging Growth Fund                                29,579,984           30,917,230
                       International Equity Fund                          116,885,572          123,232,391
                       Overseas Fund                                       22,329,960           23,498,231

          REPURCHASE   Each Fund may enter into repurchase agreements with
          AGREEMENTS   certain banks and broker/dealers whereby a Fund acquires
                       a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

      ACCOUNTING FOR   Investment transactions are accounted for on the trade
         INVESTMENTS   date. Realized gains and losses on sales of investments
                       and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  FEDERAL INCOME TAX   It is each Fund's intent to continue to comply with the
                       provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

       DIVIDENDS AND   Dividends from net investment income of each Fund, other
    DISTRIBUTIONS TO   than the Money Market Fund, are declared and paid
        SHAREHOLDERS   annually and at other times as may be required to satisfy
                       tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

                       Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

                       During the year ended December 31, 2003, the following amounts were reclassified due to differences between book and tax accounting:

                                                                            ACCUMULATED
                                                                            NET REALIZED      UNDISTRIBUTED
                                                              PAID-IN      GAIN (LOSS) ON    NET INVESTMENT
                                                              CAPITAL        INVESTMENTS      INCOME (LOSS)
                                                            -----------    --------------    --------------
                       Money Market Fund                    $         -    $        1,959    $       (1,959)
                       Short-Duration Bond Fund                 (49,995)       (2,330,997)        2,380,992
                       Core Bond Fund                         9,620,941       (25,446,078)       15,825,137
                       Diversified Bond Fund                    (21,200)         (470,650)          491,850
                       Balanced Fund                            (29,486)         (268,846)          298,332
                       Core Value Equity Fund                         -           319,003          (319,003)
                       Fundamental Value Fund                   (10,422)            7,284             3,138
                       Value Equity Fund                         (7,153)           12,553            (5,400)
                       Large Cap Value Fund                    (358,923)          167,050           191,873
                       Indexed Equity Fund                      (18,660)           45,318           (26,658)
                       Blue Chip Growth Fund                     (1,937)              490             1,447
                       Large Cap Growth Fund                     (7,588)                -             7,588
                       Growth Equity Fund                      (177,005)            2,848           174,157
                       Aggressive Growth Fund                  (514,161)           33,033           481,128
                       OTC 100 Fund                            (309,047)                -           309,047
                       Focused Value Fund                             -          (330,882)          330,882
                       Small Company Value Fund                 (43,415)         (118,541)          161,956
                       Small Cap Equity Fund                    (57,173)          253,958          (196,785)
                       Mid Cap Growth Equity Fund              (643,732)                -           643,732
                       Mid Cap Growth Equity II Fund         (2,238,038)           11,371         2,226,667
                       Small Cap Growth Equity Fund          (2,443,913)                -         2,443,913
                       Small Company Growth Fund                      -          (595,328)          595,328
                       Emerging Growth Fund                    (901,161)           14,235           886,926
                       International Equity Fund                      -         3,936,021        (3,936,021)
                       Overseas Fund                            (72,289)            7,196            65,093

    FOREIGN CURRENCY   The books and records of the Funds are maintained in U.S.
         TRANSLATION   dollars. The market values of foreign currencies, foreign
                       securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

                       Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

     FORWARD FOREIGN   Each Fund may enter into forward foreign currency
            CURRENCY   contracts in order to hedge the effect of currency
           CONTRACTS   movements of foreign denominated securities or
                       obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

                       Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

                       The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                       At December 31, 2003, the Funds had no open forward foreign currency contracts.

             FORWARD   Each Fund may purchase or sell securities on a "when
         COMMITMENTS   issued" or delayed delivery or on a forward commitment
                       basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities.
                       Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
                       Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.
                       The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
                       Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

                       A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund under these forward commitments at December 31, 2003, is as follows:

                              FORWARD             EXPIRATION     AGGREGATE
                            COMMITMENT                OF         FACE VALUE                      MARKET       UNREALIZED
                         CONTRACTS TO BUY          CONTRACTS    OF CONTRACTS       COST          VALUE       APPRECIATION
                       --------------------       ----------   -------------   ------------   ------------   ------------
                       SHORT-DURATION BOND FUND
                       FNMA
                       4.5% 01/01/2019            January-04   $   6,800,000   $  6,763,875   $  6,807,438   $     43,563
                       CORE BOND FUND
                       GNMA
                       5.0% 01/01/2034            January-04      25,090,000     24,837,140     24,860,662   $     23,522
                       5.5% 01/01/2034            January-04     100,380,000    101,870,015    102,089,592        219,577
                       MASTR Asset
                       Securitization Trust
                       Series 2003-12,
                       Class 6A1
                       5.0% 12/25/2033            January-04      17,000,000     16,625,469     16,660,000         34,531
                                                                                                             ------------
                                                                                                             $    277,630
                                                                                                             ------------
                       DIVERSIFIED BOND FUND
                       MASTR Asset
                       Securitization Trust
                       Series 2003-12,
                       Class 6A1
                       5.0% 12/25/2033            January-04       1,500,000      1,466,953      1,470,000   $      3,047
                       BALANCED FUND
                       MASTR Asset
                       Securitization Trust
                       Series 2003-12,
                       Class 6A1
                       5.0% 12/25/2033            January-04         800,000        782,375        784,000   $      1,625

   FINANCIAL FUTURES   The Funds may purchase or sell financial futures
           CONTRACTS   contracts and options on such futures contracts for the
                       purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.
                       Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.
                       When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                       A summary of open futures contracts for the Indexed Equity Fund and the OTC 100 Fund at December 31, 2003, is as follows:

                                                                                   NOTIONAL         NET
                            NUMBER OF                                              CONTRACT      UNREALIZED
                            CONTRACTS              TYPE         EXPIRATION DATE      VALUE      APPRECIATION
                       -------------------   ----------------   ---------------   -----------   ------------
                       INDEXED EQUITY FUND
                       BUYS
                       32                      S&P 500 Index        03/18/04      $ 8,884,800   $    227,461

                       OTC 100 FUND
                       BUYS
                       2                     NASDAQ 100 Index       03/19/04          294,200          5,288

       ALLOCATION OF   In maintaining the records for the Funds, the income and
  OPERATING ACTIVITY   expense accounts are allocated to each class of shares.
                       Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

3. MANAGEMENT
   FEES AND OTHER
   TRANSACTIONS

          INVESTMENT   Under agreements between the Trust and Massachusetts
     MANAGEMENT FEES   Mutual Life Insurance Company ("MassMutual") on behalf of
                       each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

                       Money Market Fund                     0.35%
                       Short-Duration Bond Fund              0.40%
                       Core Bond Fund                        0.48%
                       Diversified Bond Fund                 0.50%
                       Balanced Fund                         0.48%
                       Core Value Equity Fund                0.50%
                       Fundamental Value Fund                0.65%
                       Value Equity Fund                     0.70%
                       Large Cap Value Fund                  0.65%
                       Indexed Equity Fund                   0.10%
                       Blue Chip Growth Fund                 0.70%
                       Large Cap Growth Fund                 0.65%
                       Growth Equity Fund                    0.68%
                       Aggressive Growth Fund                0.73%
                       OTC 100 Fund                          0.15%
                       Focused Value Fund                    0.69%
                       Small Company Value Fund              0.85%
                       Small Cap Equity Fund                 0.58%
                       Mid Cap Growth Equity Fund            0.70%
                       Mid Cap Growth Equity II Fund         0.75%
                       Small Cap Growth Equity Fund          0.82%
                       Small Company Growth Fund             0.85%
                       Emerging Growth Fund                  0.79%
                       International Equity Fund             0.85%
                       Overseas Fund                         1.00%

                       MassMutual has entered into investment sub-advisory agreements with David L. Babson & Company, Inc. ("DLB"), pursuant to which DLB serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. DLB is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. DLB receives a sub-advisory fee from MassMutual equal to an annual rate of 0.05% of the average daily net assets of the Money Market Fund, 0.08% of the average daily net assets of the Short-Duration Bond Fund, 0.10% of the average daily net assets of the Core Bond Fund, 0.10% of the average daily net assets of the Diversified Bond Fund, 0.09% of the average daily net assets of the Money Market and Core Bond Segments of the Balanced Fund, 0.13% of the average daily net assets under management of the Core Value Equity Fund and the Core Equity sector of the Balanced Fund and 0.25% of the average daily net assets of the Small Cap Equity Fund.

                       MassMutual has entered into an investment sub-advisory agreement with its subsidiary OppenheimerFunds, Inc. ("OFI"). This agreement provides that OFI manage the investment and reinvestment of the assets of the International Equity Fund. OFI receives a fee equal to an annual rate of 0.50% of the average net assets of the International Equity Fund.

                       MassMutual has also entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Alliance Capital Management, L.P. for the Large Cap Growth Fund and a portion of the Core Value Equity Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Northern Trust Investments, Inc. for the Indexed Equity Fund and the OTC 100 Fund; Massachusetts Financial Services Company for the Growth Equity Fund; Janus Capital Management LLC for the Aggressive Growth Fund; Harris Associates, L.P. for the Focused Value Fund and a portion of the Overseas Fund; Clover Capital Management, Inc. for a portion of the Small Company Value Fund; Navellier & Associates, Inc. for the Mid Cap Growth Equity Fund; T. Rowe Price Associates, Inc. for the Mid Cap Growth Equity II Fund and a portion of the Small Company Value Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Mazama Capital Management, Inc. for a portion of the Small Company Growth Fund; Allied Investment Advisors, Inc. (now known as MTB Investment Advisors, Inc.) for a portion of the Small Company Growth Fund; RS Investment Management L.P. for the Emerging Growth Fund; Fidelity Management and Research Company for the Value Equity Fund and the Blue Chip Growth Fund; American Century Investment Management, Inc. for a portion of the Overseas Fund and Wellington Management Company, LLP for the Fundamental Value Fund and a portion of the Small Cap Growth Equity Fund. Prior to January 31, 2003, Deutsche Asset Management, Inc. managed the investment and reinvestment of the Indexed Equity Fund and the OTC 100 Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objective, policies and investment strategies.

ADMINISTRATION FEES    Under separate administrative and shareholder services
                       agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                                       CLASS A   CLASS L   CLASS Y   CLASS S   CLASS Z   CLASS N
                                                       -------   -------   -------   -------   -------   -------
                       Money Market Fund               0.3323%   0.3323%   0.1823%   0.0823%     NA        NA
                       Short-Duration Bond Fund        0.3167%   0.3167%   0.1667%   0.1167%     NA      0.3667%
                       Core Bond Fund                  0.2932%   0.2932%   0.1432%   0.0932%     NA      0.3432%
                       Diversified Bond Fund           0.3232%   0.3232%   0.1732%   0.1232%     NA      0.3732%
                       Balanced Fund                   0.3952%   0.3952%   0.2452%   0.0852%     NA      0.4452%
                       Core Value Equity Fund          0.3175%   0.3175%   0.1675%   0.0675%     NA      0.3675%
                       Fundamental Value Fund          0.3129%   0.3129%   0.1629%   0.1229%     NA      0.3629%
                       Value Equity Fund               0.2785%   0.2785%   0.1285%   0.0785%     NA      0.3285%
                       Large Cap Value Fund            0.3244%   0.3244%   0.1744%   0.0844%     NA      0.3744%
                       Indexed Equity Fund             0.4797%   0.4797%   0.3297%   0.2997%   0.0855%   0.5297%
                       Blue Chip Growth Fund           0.4085%   0.4085%   0.2885%   0.1585%     NA      0.4585%
                       Large Cap Growth Fund           0.3529%   0.3529%   0.2029%   0.1629%     NA      0.4029%
                       Growth Equity Fund              0.2975%   0.2975%   0.1475%   0.0875%     NA      0.3475%
                       Aggressive Growth Fund          0.3444%   0.3444%   0.1944%   0.0944%     NA      0.3944%
                       OTC 100 Fund                    0.6244%   0.6244%   0.4744%   0.3744%     NA      0.6744%
                       Focused Value Fund              0.3344%   0.3344%   0.1844%   0.0844%     NA      0.3844%
                       Small Company Value Fund        0.3593%   0.3593%   0.2093%   0.1693%     NA      0.4093%
                       Small Cap Equity Fund           0.3345%   0.3345%   0.1845%   0.0845%     NA      0.3845%
                       Mid Cap Growth Equity Fund      0.3075%   0.3075%   0.1575%   0.0875%     NA      0.3575%
                       Mid Cap Growth Equity II Fund   0.3244%   0.3244%   0.1744%   0.0844%     NA      0.3744%
                       Small Cap Growth Equity Fund    0.4075%   0.4075%   0.2575%   0.1175%     NA      0.4575%
                       Small Company Growth Fund       0.3491%   0.3491%   0.1991%   0.1591%     NA      0.3991%
                       Emerging Growth Fund            0.3344%   0.3344%   0.1844%   0.0844%     NA      0.3844%
                       International Equity Fund       0.2952%   0.2952%   0.1452%   0.1152%     NA      0.3452%
                       Overseas Fund                   0.2443%   0.2443%   0.0943%   0.0443%     NA      0.2943%

    DISTRIBUTION AND   MML Distributors, LLC (the "Distributor") acts as
        SERVICE FEES   distributor to each Fund. Pursuant to separate 12b-1
                       Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii)
                       MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. For the Money Market
                       Fund, pursuant to the waiver as described below under Expense Waivers, MassMutual waived $15,115 of Class A
                       12b-1 fees as of December 31, 2003, which amounted to 0.015% of the 0.25% fee. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts.
                       The Distributor is a majority owned subsidiary of MassMutual.

     EXPENSE WAIVERS   MassMutual agreed to cap the fees and expenses of the
                       following Funds through April 30, 2004, unless otherwise noted, as follows:

                                                       CLASS A   CLASS L   CLASS Y   CLASS S   CLASS N
                                                       -------   -------   -------   -------   -------
                       Fundamental Value Fund           1.24%     0.99%     0.84%     0.80%     1.54%
                       Value Equity Fund*               1.29%     1.04%     0.89%     0.84%     1.59%
                       Blue Chip Growth Fund*           1.38%     1.13%     1.01%     0.88%     1.68%
                       Large Cap Growth Fund            1.28%     1.03%     0.88%     0.84%     1.58%
                       OTC 100 Fund*                    1.04%     0.79%     0.64%     0.54%     1.34%
                       Small Company Value Fund         1.49%     1.24%     1.09%     1.05%     1.79%
                       Small Company Growth Fund        1.49%     1.24%     1.09%     1.05%     1.79%
                       Emerging Growth Fund*            1.39%     1.14%     0.99%     0.89%     1.69%
                       Overseas Fund                    1.65%     1.40%     1.25%     1.20%     1.95%

                       * EXPENSE WAIVERS IN EFFECT FROM JANUARY 1, 2003 THROUGH
                         APRIL 30, 2003.

                       For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

  EXPENSE REDUCTIONS   The Balanced Fund, Core Value Equity Fund, Fundamental
                       Value Fund, Value Equity Fund, Large Cap Value Fund, Blue
                       Chip Growth Fund, Large Cap Growth Fund, Growth Equity
                       Fund, Aggressive Growth Fund, Focused Value Fund, Small
                       Company Value Fund, Small Cap Equity Fund, Mid Cap Growth
                       Equity Fund, Mid Cap Growth Equity II Fund, Small Cap
                       Growth Equity Fund, Small Company Growth Fund, Emerging
                       Growth Fund, International Equity Fund and Overseas Fund have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statement of operations. For the year ended December
                       31, 2003, expenses were reduced under these agreements as follows:

                                                                     REDUCTIONS
                                                                     ----------
                       Fundamental Value Fund                        $  52,987
                       Value Equity Fund                                17,393
                       Large Cap Value Fund                             46,895
                       Blue Chip Growth Fund                            32,243
                       Large Cap Growth Fund                            11,295
                       Growth Equity Fund                              480,501
                       Aggressive Growth Fund                           63,838
                       Focused Value Fund                               38,899
                       Small Company Value Fund                         91,113
                       Small Cap Equity Fund                             2,082
                       Mid Cap Growth Equity Fund                       45,145
                       Mid Cap Growth Equity II Fund                    48,904
                       Small Cap Growth Equity Fund                     71,652
                       Small Company Growth Fund                       104,521
                       International Equity Fund                       138,442
                       Overseas Fund                                    20,773

               OTHER Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Funds.

                       At December 31, 2003, MassMutual or separate investment accounts thereof owned 99.10% of the outstanding shares of the Trust.

            DEFERRED   Trustees of the Funds that are not employees of
        COMPENSATION   MassMutual or its subsidiaries may elect to defer receipt
                       of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

                       For the year ended December 31, 2003, no significant amounts have been deferred.

4. PURCHASES AND       Cost of purchases and proceeds from sales of investment
   SALES OF            securities (excluding short-term investments) for the
   INVESTMENTS         year ended December 31, 2003, were as follows:

                                                                     LONG-TERM U.S.           OTHER LONG-TERM
                                                                 GOVERNMENT SECURITIES           SECURITIES
                                                                 ---------------------        ---------------
           PURCHASES
                       Short-Duration Bond Fund                    $        53,572,056        $   131,217,088
                       Core Bond Fund                                    1,561,271,251            725,856,202
                       Diversified Bond Fund                                67,080,662             76,767,135
                       Balanced Fund                                        27,424,644            202,606,474
                       Core Value Equity Fund                                        -            571,385,446
                       Fundamental Value Fund                                        -            341,148,581
                       Value Equity Fund                                             -             64,637,290
                       Large Cap Value Fund                                          -            174,743,959
                       Indexed Equity Fund                                           -            246,712,737
                       Blue Chip Growth Fund                                         -            118,010,401
                       Large Cap Growth Fund                                         -             28,335,628
                       Growth Equity Fund                                            -          1,522,868,124
                       Aggressive Growth Fund                                        -            246,130,547
                       OTC 100 Fund                                                  -             63,577,634
                       Focused Value Fund                                            -            306,477,953
                       Small Company Value Fund                                      -            154,762,676
                       Small Cap Equity Fund                                         -            108,241,396
                       Mid Cap Growth Equity Fund                                    -            181,000,067
                       Mid Cap Growth Equity II Fund                                 -            302,095,118
                       Small Cap Growth Equity Fund                                  -            252,669,417
                       Small Company Growth Fund                                     -            189,177,812
                       Emerging Growth Fund                                          -            187,891,844
                       International Equity Fund                                     -            469,910,067
                       Overseas Fund                                                 -            350,789,689

               SALES
                       Short-Duration Bond Fund                    $        60,109,677        $    66,956,149
                       Core Bond Fund                                    1,930,577,076            512,410,325
                       Diversified Bond Fund                                51,862,662             27,579,880
                       Balanced Fund                                        36,827,058            224,294,140
                       Core Value Equity Fund                                        -            788,210,747
                       Fundamental Value Fund                                        -             95,237,141
                       Value Equity Fund                                             -             77,603,812
                       Large Cap Value Fund                                          -             40,235,499
                       Indexed Equity Fund                                           -             21,863,945
                       Blue Chip Growth Fund                                         -             78,516,761
                       Large Cap Growth Fund                                         -             18,354,330
                       Growth Equity Fund                                            -          1,303,804,538
                       Aggressive Growth Fund                                        -            154,678,037
                       OTC 100 Fund                                                  -             32,386,576
                       Focused Value Fund                                            -            121,967,066
                       Small Company Value Fund                                      -             66,765,545
                       Small Cap Equity Fund                                         -            193,300,468
                       Mid Cap Growth Equity Fund                                    -            163,005,334
                       Mid Cap Growth Equity II Fund                                 -            180,423,974
                       Small Cap Growth Equity Fund                                  -            163,035,112
                       Small Company Growth Fund                                     -            107,832,334
                       Emerging Growth Fund                                          -            161,818,016
                       International Equity Fund                                     -            546,894,153
                       Overseas Fund                                                 -            176,531,045

                       For the year ended December 31, 2003, the Core Bond Fund had in-kind sales of $299,627,603.

5. CAPITAL SHARE       The Funds are authorized to issue an unlimited number of
   TRANSACTIONS        shares, with no par value in each class of shares.
                       Changes in shares outstanding for each Fund are as follows:

                                                                             CLASS A
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
MONEY MARKET FUND
   Sold                                      1,397,191,568    $   1,397,191,542          956,344,535    $     957,113,157
   Issued as reinvestment of dividends             246,864              246,867              779,061              779,073
   Redeemed                                 (1,408,802,064)      (1,408,802,041)        (956,885,539)        (957,683,927)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                     (11,363,632)   $     (11,363,632)             238,057    $         208,303
                                         =================    =================    =================    =================
SHORT-DURATION BOND FUND
   Sold                                          3,169,308    $      33,349,921            2,066,638    $      21,239,504
   Issued as reinvestment of dividends             157,678            1,618,232               78,480              811,483
   Redeemed                                     (1,175,765)         (12,365,595)          (1,238,514)         (12,902,955)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,151,221    $      22,602,558              906,604    $       9,148,032
                                         =================    =================    =================    =================
CORE BOND FUND
   Sold                                         12,033,067    $     137,116,807           12,037,657    $     133,832,446
   Issued as reinvestment of dividends           1,253,882           13,697,622              560,741            6,274,686
   Redeemed                                     (8,593,255)         (98,262,978)          (4,259,883)         (47,436,529)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,693,694    $      52,551,451            8,338,515    $      92,670,603
                                         =================    =================    =================    =================
DIVERSIFIED BOND FUND
   Sold                                          1,212,507    $      12,488,841            1,535,007    $      15,302,452
   Issued as reinvestment of dividends              22,326              237,274               70,720              711,439
   Redeemed                                     (1,917,746)         (20,466,720)            (196,218)          (1,972,959)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                        (682,913)   $      (7,740,605)           1,409,509    $      14,040,932
                                         =================    =================    =================    =================
BALANCED FUND
   Sold                                            268,787    $       2,216,803              243,347    $       1,975,220
   Issued as reinvestment of dividends              14,798              130,664               18,217              139,540
   Redeemed                                       (176,070)          (1,408,692)            (347,879)          (2,875,586)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         107,515    $         938,775              (86,315)   $        (760,826)
                                         =================    =================    =================    =================
CORE VALUE EQUITY FUND
   Sold                                            795,327    $       5,820,443              576,001    $       4,506,565
   Issued as reinvestment of dividends              35,440              276,785               35,449              261,614
   Redeemed                                       (541,291)          (4,087,545)            (838,614)          (6,585,255)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         289,476    $       2,009,683             (227,164)   $      (1,817,076)
                                         =================    =================    =================    =================
FUNDAMENTAL VALUE FUND
   Sold                                         10,299,301    $      88,358,455            5,463,421    $      46,992,846
   Issued as reinvestment of dividends              92,746              927,459               26,654              207,636
   Redeemed                                     (2,316,692)         (19,549,612)            (618,572)          (5,019,505)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       8,075,355    $      69,736,302            4,871,503    $      42,180,977
                                         =================    =================    =================    =================
VALUE EQUITY FUND
   Sold                                            531,726    $       4,274,648            1,943,723    $      16,597,671
   Issued as reinvestment of dividends              22,826              217,757               17,713              135,508
   Redeemed                                       (389,618)          (3,273,581)            (843,885)          (6,803,946)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         164,934    $       1,218,824            1,117,551    $       9,929,233
                                         =================    =================    =================    =================
LARGE CAP VALUE FUND
   Sold                                          7,060,040    $      55,857,788            8,029,747    $      62,918,310
   Issued as reinvestment of dividends              58,837              550,122               43,430              313,566
   Redeemed                                     (3,360,009)         (26,474,082)          (3,770,538)         (28,946,096)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,758,868    $      29,933,828            4,302,639    $      34,285,780
                                         =================    =================    =================    =================
INDEXED EQUITY FUND
   Sold                                         10,967,310    $      96,785,105            6,253,865    $      57,950,379
   Issued as reinvestment of dividends             126,277            1,289,285               65,510              529,319
   Redeemed                                     (4,148,431)         (36,578,187)          (5,318,843)         (51,459,729)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       6,945,156    $      61,496,203            1,000,532    $       7,019,969
                                         =================    =================    =================    =================
BLUE CHIP GROWTH FUND
   Sold                                          3,204,864    $      24,085,208              781,310    $       5,872,313
   Issued as reinvestment of dividends               3,356               27,885                   42                  279
   Redeemed                                       (701,153)          (5,329,677)            (161,580)          (1,187,089)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,507,067    $      18,783,416              619,772    $       4,685,503
                                         =================    =================    =================    =================

                                                                             CLASS A
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
LARGE CAP GROWTH FUND
   Sold                                            170,311    $       1,294,789              158,641    $       1,284,214
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                       (126,722)            (928,887)             (40,331)            (300,786)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          43,589    $         365,902              118,310    $         983,428
                                         =================    =================    =================    =================
GROWTH EQUITY FUND
   Sold                                         19,956,352    $     134,636,598            7,375,758    $      53,394,408
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (5,238,338)         (35,167,864)          (3,213,477)         (22,132,795)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      14,718,014    $      99,468,734            4,162,281    $      31,261,613
                                         =================    =================    =================    =================
AGGRESSIVE GROWTH FUND
   Sold                                          8,242,554    $      34,141,045            6,098,284    $      27,013,649
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (4,946,869)         (20,837,429)          (2,873,470)         (12,683,035)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,295,685    $      13,303,616            3,224,814    $      14,330,614
                                         =================    =================    =================    =================
OTC 100 FUND
   Sold                                          7,591,544    $      24,031,474            3,788,255    $      11,480,257
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (4,080,375)         (12,847,317)          (2,233,042)          (6,427,882)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,511,169    $      11,184,157            1,555,213    $       5,052,375
                                         =================    =================    =================    =================
FOCUSED VALUE FUND
   Sold                                          7,031,133    $     102,133,400            4,368,596    $      54,310,872
   Issued as reinvestment of dividends             220,900            3,724,375               30,387              358,865
   Redeemed                                     (2,404,692)         (34,184,587)          (1,680,049)         (19,837,138)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,847,341    $      71,673,188            2,718,934    $      34,832,599
                                         =================    =================    =================    =================
SMALL COMPANY VALUE FUND
   Sold                                          3,628,167    $      35,753,279            1,130,086    $      10,865,282
   Issued as reinvestment of dividends              10,632              128,857                2,594               22,358
   Redeemed                                       (890,717)          (9,179,973)            (138,889)          (1,226,862)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,748,082    $      26,702,163              993,791    $       9,660,778
                                         =================    =================    =================    =================
SMALL CAP EQUITY FUND
   Sold                                            418,950    $       4,849,363              465,360    $       5,730,896
   Issued as reinvestment of dividends                   -                    -               64,696              650,837
   Redeemed                                       (369,419)          (4,116,783)            (298,373)          (3,524,164)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          49,531    $         732,580              231,683    $       2,857,569
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY FUND
   Sold                                          2,767,211    $      18,482,748            2,101,871    $      14,747,522
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (1,772,255)         (11,893,433)          (1,453,312)          (9,899,017)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         994,956    $       6,589,315              648,559    $       4,848,505
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY II FUND
   Sold                                          6,222,839    $      58,480,780            4,401,687    $      39,414,505
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (1,662,234)         (15,598,210)          (1,952,617)         (16,477,065)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,560,605    $      42,882,570            2,449,070    $      22,937,440
                                         =================    =================    =================    =================
SMALL CAP GROWTH EQUITY FUND
   Sold                                          3,052,883    $      32,756,644            2,478,277    $      25,500,186
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (1,718,020)         (18,205,592)          (1,148,430)         (11,121,669)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,334,863    $      14,551,052            1,329,847    $      14,378,517
                                         =================    =================    =================    =================
SMALL COMPANY GROWTH FUND
   Sold                                          5,288,096    $      49,442,359              908,934    $       6,945,392
   Issued as reinvestment of dividends             231,958            2,491,228                    -                    -
   Redeemed                                     (1,177,399)         (11,473,237)            (187,979)          (1,345,136)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,342,655    $      40,460,350              720,955    $       5,600,256
                                         =================    =================    =================    =================

                                                                             CLASS A
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
EMERGING GROWTH FUND
   Sold                                          4,357,187    $      19,074,430            1,973,012    $       8,884,147
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (2,140,991)          (9,265,157)          (1,184,829)          (5,264,116)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,216,196    $       9,809,273              788,183    $       3,620,031
                                         =================    =================    =================    =================
INTERNATIONAL EQUITY FUND
   Sold                                          2,980,418    $      21,182,102            5,485,614    $      40,880,222
   Issued as reinvestment of dividends              15,519              146,022               39,195              266,169
   Redeemed                                     (2,505,726)         (17,961,379)          (5,004,226)         (35,863,223)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         490,211    $       3,366,745              520,583    $       5,283,168
                                         =================    =================    =================    =================
OVERSEAS FUND
   Sold                                          5,983,002    $      47,072,892            2,817,763    $      21,951,087
   Issued as reinvestment of dividends               8,247               78,267                1,331                9,676
   Redeemed                                     (1,725,548)         (13,641,373)            (418,259)          (3,288,485)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,265,701    $      33,509,786            2,400,835    $      18,672,278
                                         =================    =================    =================    =================

                                                                             CLASS L
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
MONEY MARKET FUND
   Sold                                        459,638,374    $     459,638,351          443,681,600    $     444,041,707
   Issued as reinvestment of dividends             314,493              314,498              643,630              643,592
   Redeemed                                   (471,458,377)        (471,458,359)        (430,561,658)        (430,929,991)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                     (11,505,510)   $     (11,505,510)          13,763,572    $      13,755,308
                                         =================    =================    =================    =================
SHORT-DURATION BOND FUND
   Sold                                          7,949,250    $      83,854,557            7,278,457    $      74,685,966
   Issued as reinvestment of dividends             697,952            7,163,674              550,094            5,682,472
   Redeemed                                     (4,266,947)         (44,929,960)          (2,077,596)         (21,543,860)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,380,255    $      46,088,271            5,750,955    $      58,824,578
                                         =================    =================    =================    =================
CORE BOND FUND
   Sold                                         16,948,744    $     194,408,730           13,919,986    $     154,694,198
   Issued as reinvestment of dividends           2,180,345           23,929,398            1,072,693           12,046,343
   Redeemed                                    (13,227,242)        (153,259,220)          (5,393,451)         (60,107,484)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       5,901,847    $      65,078,908            9,599,228    $     106,633,057
                                         =================    =================    =================    =================
DIVERSIFIED BOND FUND
   Sold                                          6,525,113    $      70,439,474               16,194    $         162,545
   Issued as reinvestment of dividends             177,644            1,874,136               13,374              134,405
   Redeemed                                       (678,575)          (7,252,265)            (383,770)          (3,839,998)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       6,024,182    $      65,061,345             (354,202)   $      (3,543,048)
                                         =================    =================    =================    =================
BALANCED FUND
   Sold                                             49,826    $         413,516               67,588    $         553,939
   Issued as reinvestment of dividends               5,016               44,639               11,880               91,598
   Redeemed                                       (211,743)          (1,749,064)             (96,597)            (793,938)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                        (156,901)   $      (1,290,909)             (17,129)   $        (148,401)
                                         =================    =================    =================    =================
CORE VALUE EQUITY FUND
   Sold                                          5,531,470    $      41,689,179            3,343,302    $      27,062,294
   Issued as reinvestment of dividends             160,288            1,267,877              113,241              843,645
   Redeemed                                     (4,724,879)         (37,918,378)          (1,287,750)          (9,972,402)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         966,879    $       5,038,678            2,168,793    $      17,933,537
                                         =================    =================    =================    =================
FUNDAMENTAL VALUE FUND
   Sold                                          9,365,398    $      82,493,607            6,505,347    $      57,442,791
   Issued as reinvestment of dividends             114,058            1,142,858               36,050              281,189
   Redeemed                                     (1,867,601)         (15,903,491)            (875,206)          (7,197,520)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       7,611,855    $      67,732,974            5,666,191    $      50,526,460
                                         =================    =================    =================    =================

                                                                             CLASS L
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
VALUE EQUITY FUND
   Sold                                            169,238    $       1,391,710              405,716    $       3,327,936
   Issued as reinvestment of dividends               8,365               79,886                6,815               52,201
   Redeemed                                       (133,986)          (1,115,243)             (80,574)            (664,752)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          43,617    $         356,353              331,957    $       2,715,385
                                         =================    =================    =================    =================
LARGE CAP VALUE FUND
   Sold                                          9,538,984    $      76,826,531            6,633,193    $      53,224,713
   Issued as reinvestment of dividends             122,793            1,150,575               91,024              659,016
   Redeemed                                     (3,345,073)         (26,664,671)          (2,984,058)         (23,356,098)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       6,316,704    $      51,312,435            3,740,159    $      30,527,631
                                         =================    =================    =================    =================
INDEXED EQUITY FUND
   Sold                                         13,388,730    $     123,324,213            4,615,838    $      43,659,762
   Issued as reinvestment of dividends             183,391            1,877,635               71,423              578,753
   Redeemed                                     (3,146,024)         (28,814,174)          (1,753,951)         (15,753,610)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      10,426,097    $      96,387,674            2,933,310    $      28,484,905
                                         =================    =================    =================    =================
BLUE CHIP GROWTH FUND
   Sold                                         23,826,817    $     174,732,417           22,779,440    $     177,091,750
   Issued as reinvestment of dividends              39,319              329,096                    -                    -
   Redeemed                                    (19,999,085)        (146,344,792)         (25,173,306)        (193,740,055)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,867,051    $      28,716,721           (2,393,866)   $     (16,648,305)
                                         =================    =================    =================    =================
LARGE CAP GROWTH FUND
   Sold                                            495,937    $       3,822,509              627,007    $       4,635,107
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                       (156,156)          (1,195,730)             (71,264)            (516,243)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         339,781    $       2,626,779              555,743    $       4,118,864
                                         =================    =================    =================    =================
GROWTH EQUITY FUND
   Sold                                         14,621,137    $      99,077,321            5,709,003    $      41,050,586
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (4,090,290)         (27,613,437)          (2,690,797)         (18,777,531)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      10,530,847    $      71,463,884            3,018,206    $      22,273,055
                                         =================    =================    =================    =================
AGGRESSIVE GROWTH FUND
   Sold                                          9,749,653    $      43,555,968            4,481,015    $      21,282,215
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (2,674,800)         (11,585,230)          (1,640,476)          (7,250,736)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       7,074,853    $      31,970,738            2,840,539    $      14,031,479
                                         =================    =================    =================    =================
OTC 100 FUND
   Sold                                          3,340,670    $      10,614,736            1,926,240    $       5,829,119
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (1,739,497)          (5,490,402)          (1,420,212)          (4,034,256)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,601,173    $       5,124,334              506,028    $       1,794,863
                                         =================    =================    =================    =================
FOCUSED VALUE FUND
   Sold                                          4,904,100    $      70,237,412            2,802,279    $      35,324,572
   Issued as reinvestment of dividends             157,067            2,670,064               26,794              317,777
   Redeemed                                     (1,661,669)         (24,317,102)          (1,404,516)         (16,768,227)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,399,498    $      48,590,374            1,424,557    $      18,874,122
                                         =================    =================    =================    =================
SMALL COMPANY VALUE FUND
   Sold                                          3,232,849    $      34,859,010              465,510    $       4,357,510
   Issued as reinvestment of dividends              10,511              127,393                1,740               14,979
   Redeemed                                       (461,200)          (4,675,051)             (91,359)            (827,530)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,782,160    $      30,311,352              375,891    $       3,544,959
                                         =================    =================    =================    =================
SMALL CAP EQUITY FUND
   Sold                                          2,803,769    $      31,565,757            1,606,479    $      19,222,905
   Issued as reinvestment of dividends               4,430               60,163              333,905            3,369,105
   Redeemed                                     (2,447,304)         (30,432,456)            (768,181)          (9,040,322)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         360,895    $       1,193,464            1,172,203    $      13,551,688
                                         =================    =================    =================    =================

                                                                             CLASS L
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
MID CAP GROWTH EQUITY FUND
   Sold                                          2,375,688    $      15,697,924            1,622,656    $      11,488,599
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (1,844,732)         (12,668,746)            (981,681)          (6,849,889)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         530,956    $       3,029,178              640,975    $       4,638,710
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY II FUND
   Sold                                         12,993,997    $     126,034,640            7,348,006    $      66,430,558
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (7,302,467)         (69,729,161)          (6,181,848)         (55,609,542)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       5,691,530    $      56,305,479            1,166,158    $      10,821,016
                                         =================    =================    =================    =================
SMALL CAP GROWTH EQUITY FUND
   Sold                                          3,696,140    $      40,802,603            2,743,092    $      28,566,652
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (1,960,874)         (20,844,044)          (1,412,274)         (14,008,095)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,735,266    $      19,958,559            1,330,818    $      14,558,557
                                         =================    =================    =================    =================
SMALL COMPANY GROWTH FUND
   Sold                                          2,388,359    $      19,961,294            1,690,999    $      12,567,705
   Issued as reinvestment of dividends             153,253            1,656,669                    -                    -
   Redeemed                                       (666,759)          (6,392,519)            (219,043)          (1,549,931)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,874,853    $      15,225,444            1,471,956    $      11,017,774
                                         =================    =================    =================    =================
EMERGING GROWTH FUND
   Sold                                          6,550,055    $      28,228,188            2,955,141    $      13,694,923
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (2,891,606)         (12,927,911)          (1,321,194)          (5,696,768)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,658,449    $      15,300,277            1,633,947    $       7,998,155
                                         =================    =================    =================    =================
INTERNATIONAL EQUITY FUND
   Sold                                         11,531,276    $      79,137,801            7,115,469    $      57,016,276
   Issued as reinvestment of dividends              90,298              851,505              141,521              944,147
   Redeemed                                     (7,399,324)         (56,015,202)          (3,841,517)         (30,307,564)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,222,250    $      23,974,104            3,415,473    $      27,652,859
                                         =================    =================    =================    =================
OVERSEAS FUND
   Sold                                          7,440,493    $      60,245,750            3,456,243    $      27,663,433
   Issued as reinvestment of dividends              24,525              233,726                4,344               31,671
   Redeemed                                     (1,576,408)         (12,709,569)            (951,705)          (7,253,222)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       5,888,610    $      47,769,907            2,508,882    $      20,441,882
                                         =================    =================    =================    =================

                                                                             CLASS Y
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
MONEY MARKET FUND
   Sold                                      1,231,691,851    $   1,231,691,805        1,319,694,210    $   1,320,687,866
   Issued as reinvestment of dividends             557,204              557,213            1,298,045            1,298,045
   Redeemed                                 (1,248,976,151)      (1,248,976,114)      (1,298,349,733)      (1,299,294,623)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                     (16,727,096)   $     (16,727,096)          22,642,522    $      22,691,288
                                         =================    =================    =================    =================
SHORT-DURATION BOND FUND
   Sold                                          3,151,827    $      33,587,146            3,226,864    $      34,120,108
   Issued as reinvestment of dividends             212,574            2,188,292              164,905            1,759,799
   Redeemed                                     (2,103,095)         (22,255,500)            (734,377)          (7,626,762)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,261,306    $      13,519,938            2,657,392    $      28,253,145
                                         =================    =================    =================    =================
CORE BOND FUND
   Sold                                          8,267,992    $      94,601,755            9,941,878    $     112,226,943
   Issued as reinvestment of dividends             923,093           10,159,065              650,458            7,324,155
   Redeemed                                    (10,592,260)        (121,929,714)          (5,235,158)         (58,297,263)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      (1,401,175)   $     (17,168,894)           5,357,178    $      61,253,835
                                         =================    =================    =================    =================

                                                                             CLASS Y
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
DIVERSIFIED BOND FUND
   Sold                                            966,981    $      10,160,960              779,521    $       7,805,315
   Issued as reinvestment of dividends              19,494              206,635                6,071               61,252
   Redeemed                                       (724,059)          (7,392,530)            (422,726)          (4,218,752)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         262,416    $       2,975,065              362,866    $       3,647,815
                                         =================    =================    =================    =================
BALANCED FUND
   Sold                                             70,940    $         609,528              114,568    $       1,000,401
   Issued as reinvestment of dividends               4,719               43,277                8,762               69,654
   Redeemed                                       (149,673)          (1,220,088)            (150,249)          (1,303,992)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         (74,014)   $        (567,283)             (26,919)   $        (233,937)
                                         =================    =================    =================    =================
CORE VALUE EQUITY FUND
   Sold                                            302,307    $       2,283,350              366,650    $       2,936,612
   Issued as reinvestment of dividends               9,665               76,834               18,741              140,183
   Redeemed                                       (889,413)          (6,722,444)            (743,087)          (6,196,516)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                        (577,441)   $      (4,362,260)            (357,696)   $      (3,119,721)
                                         =================    =================    =================    =================
FUNDAMENTAL VALUE FUND
   Sold                                          4,020,893    $      36,700,178            5,375,991    $      43,088,201
   Issued as reinvestment of dividends              72,769              729,717               39,268              306,288
   Redeemed                                     (1,015,092)          (9,108,373)            (222,974)          (1,848,124)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,078,570    $      28,321,522            5,192,285    $      41,546,365
                                         =================    =================    =================    =================
VALUE EQUITY FUND
   Sold                                            221,685    $       1,822,476              542,994    $       4,782,755
   Issued as reinvestment of dividends               5,283               50,613               11,705               89,774
   Redeemed                                       (856,867)          (7,899,033)            (211,607)          (1,815,628)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                        (629,899)   $      (6,025,944)             343,092    $       3,056,901
                                         =================    =================    =================    =================
LARGE CAP VALUE FUND
   Sold                                          4,183,235    $      34,740,890            2,102,859    $      16,953,215
   Issued as reinvestment of dividends              56,845              533,770               37,553              272,257
   Redeemed                                     (1,324,754)         (10,531,114)          (2,632,372)         (22,000,518)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,915,326    $      24,743,546             (491,960)   $      (4,775,046)
                                         =================    =================    =================    =================
INDEXED EQUITY FUND
   Sold                                         18,812,869    $     165,250,556           17,377,290    $     160,550,651
   Issued as reinvestment of dividends             311,309            3,195,304              287,825            2,337,842
   Redeemed                                    (14,401,721)        (126,005,507)          (9,501,737)         (90,693,086)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,722,457    $      42,440,353            8,163,378    $      72,195,407
                                         =================    =================    =================    =================
BLUE CHIP GROWTH FUND
   Sold                                            470,819    $       3,460,800              128,565    $         972,451
   Issued as reinvestment of dividends               1,134                9,505                   75                  509
   Redeemed                                       (162,249)          (1,198,104)             (74,264)            (537,066)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         309,704    $       2,272,201               54,376    $         435,894
                                         =================    =================    =================    =================
LARGE CAP GROWTH FUND
   Sold                                            890,829    $       7,334,967               11,109    $         109,754
   Issued as reinvestment of dividends               1,365               11,604                    -                    -
   Redeemed                                           (712)              (5,599)                 (59)                (431)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         891,482    $       7,340,972               11,050    $         109,323
                                         =================    =================    =================    =================
GROWTH EQUITY FUND
   Sold                                          5,009,199    $      35,468,431            5,704,069    $      39,619,355
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (2,987,297)         (21,042,124)          (3,821,462)         (28,457,529)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,021,902    $      14,426,307            1,882,607    $      11,161,826
                                         =================    =================    =================    =================
AGGRESSIVE GROWTH FUND
   Sold                                          1,707,639    $       7,316,453            1,189,319    $       5,469,035
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                       (910,308)          (3,881,989)            (818,765)          (3,657,457)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         797,331    $       3,434,464              370,554    $       1,811,578
                                         =================    =================    =================    =================

                                                                             CLASS Y
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
OTC 100 FUND
   Sold                                            960,170    $       3,129,067              360,214    $         981,153
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                       (342,585)          (1,167,196)             (53,120)            (155,562)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         617,585    $       1,961,871              307,094    $         825,591
                                         =================    =================    =================    =================
FOCUSED VALUE FUND
   Sold                                          2,988,879    $      43,355,706            4,113,570    $      47,439,834
   Issued as reinvestment of dividends             105,650            1,802,272               10,595              125,874
   Redeemed                                     (2,272,211)         (33,152,796)          (1,111,798)         (13,304,328)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         822,318    $      12,005,182            3,012,367    $      34,261,380
                                         =================    =================    =================    =================
SMALL COMPANY VALUE FUND
   Sold                                          2,151,564    $      23,257,286            2,402,524    $      20,790,406
   Issued as reinvestment of dividends              19,731              239,724               12,404              106,919
   Redeemed                                       (576,360)          (5,614,962)            (138,633)          (1,177,724)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,594,935    $      17,882,048            2,276,295    $      19,719,601
                                         =================    =================    =================    =================
SMALL CAP EQUITY FUND
   Sold                                            276,858    $       3,202,510              516,504    $       6,411,414
   Issued as reinvestment of dividends               1,459               19,843              110,534            1,115,276
   Redeemed                                       (845,882)          (9,179,495)            (378,717)          (4,671,247)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                        (567,565)   $      (5,957,142)             248,321    $       2,855,443
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY FUND
   Sold                                            980,393    $       6,740,328              709,437    $       4,955,169
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                       (472,212)          (3,238,161)            (646,118)          (4,479,130)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         508,181    $       3,502,167               63,319    $         476,039
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY II FUND
   Sold                                          2,166,833    $      20,274,872            3,572,497    $      29,366,442
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (1,034,616)          (9,680,614)            (242,421)          (1,970,020)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,132,217    $      10,594,258            3,330,076    $      27,396,422
                                         =================    =================    =================    =================
SMALL CAP GROWTH EQUITY FUND
   Sold                                          4,717,107    $      52,466,384            3,109,844    $      31,809,395
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (2,703,476)         (29,718,108)          (2,014,591)         (20,898,240)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,013,631    $      22,748,276            1,095,253    $      10,911,155
                                         =================    =================    =================    =================
SMALL COMPANY GROWTH FUND
   Sold                                          2,566,028    $      26,459,308            1,568,018    $      11,147,652
   Issued as reinvestment of dividends             160,293            1,737,578                    -                    -
   Redeemed                                       (724,421)          (6,530,433)             (66,124)            (475,196)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,001,900    $      21,666,453            1,501,894    $      10,672,456
                                         =================    =================    =================    =================
EMERGING GROWTH FUND
   Sold                                            214,869    $         921,314              189,035    $         900,997
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                        (95,447)            (417,223)            (260,805)          (1,095,553)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         119,422    $         504,091              (71,770)   $        (194,556)
                                         =================    =================    =================    =================
INTERNATIONAL EQUITY FUND
   Sold                                         12,604,310    $      86,381,974           76,349,611    $     567,689,298
   Issued as reinvestment of dividends              25,952              246,281               71,013              471,981
   Redeemed                                    (14,552,753)        (101,707,484)         (75,526,540)        (567,508,413)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      (1,922,491)   $     (15,079,229)             894,084    $         652,866
                                         =================    =================    =================    =================
OVERSEAS FUND
   Sold                                          6,079,822    $      50,735,588            2,701,239    $      19,319,138
   Issued as reinvestment of dividends              26,982              257,679                6,815               49,753
   Redeemed                                     (1,151,540)          (9,884,442)            (110,831)            (862,488)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,955,264    $      41,108,825            2,597,223    $      18,506,403
                                         =================    =================    =================    =================

                                                                             CLASS S
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
MONEY MARKET FUND
   Sold                                      1,219,828,542    $   1,219,828,516          942,789,241    $     943,622,913
   Issued as reinvestment of dividends           2,329,634            2,329,641            4,380,168            4,380,342
   Redeemed                                 (1,284,960,134)      (1,284,960,115)      (1,007,526,527)      (1,008,638,463)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                     (62,801,958)   $     (62,801,958)         (60,357,118)   $     (60,635,208)
                                         =================    =================    =================    =================
SHORT-DURATION BOND FUND
   Sold                                          5,069,448    $      53,832,741            5,922,769    $      61,577,544
   Issued as reinvestment of dividends             493,980            5,115,170              584,546            6,085,127
   Redeemed                                     (7,332,971)         (77,908,459)          (8,514,413)         (89,025,384)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      (1,769,543)   $     (18,960,548)          (2,007,098)   $     (21,362,713)
                                         =================    =================    =================    =================
CORE BOND FUND
   Sold                                         66,012,789    $     768,902,813           71,743,013    $     809,938,526
   Issued as reinvestment of dividends           5,165,269           57,065,968            4,729,791           53,446,635
   Redeemed                                   (108,440,070)      (1,268,825,868)         (47,328,864)        (531,035,970)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                     (37,262,012)   $    (442,857,087)          29,143,940    $     332,349,191
                                         =================    =================    =================    =================
DIVERSIFIED BOND FUND
   Sold                                          9,489,168    $     101,040,328            1,228,125    $      12,673,884
   Issued as reinvestment of dividends             200,177            2,127,701              154,932            1,566,360
   Redeemed                                     (6,539,574)         (69,595,558)            (496,605)          (5,130,256)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,149,771    $      33,572,471              886,452    $       9,109,988
                                         =================    =================    =================    =================
BALANCED FUND
   Sold                                          8,470,647    $      69,547,892            8,208,802    $      68,940,310
   Issued as reinvestment of dividends             692,906            6,173,796            1,058,364            8,181,156
   Redeemed                                    (11,864,312)         (96,686,555)         (14,356,858)        (119,838,211)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      (2,700,759)   $     (20,964,867)          (5,089,692)   $     (42,716,745)
                                         =================    =================    =================    =================
CORE VALUE EQUITY FUND
   Sold                                         20,472,404    $     158,489,778           20,195,988    $     161,990,312
   Issued as reinvestment of dividends           1,510,343           12,067,641            1,866,226           13,996,694
   Redeemed                                    (50,321,111)        (393,595,756)         (65,480,857)        (535,841,970)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                     (28,338,364)   $    (223,038,337)         (43,418,643)   $    (359,854,964)
                                         =================    =================    =================    =================
FUNDAMENTAL VALUE FUND
   Sold                                         14,059,260    $     127,143,240           14,496,961    $     132,336,202
   Issued as reinvestment of dividends             226,108            2,269,500               89,142              696,201
   Redeemed                                     (4,495,599)         (38,860,754)          (2,630,120)         (22,007,723)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       9,789,769    $      90,551,986           11,955,983    $     111,024,680
                                         =================    =================    =================    =================
VALUE EQUITY FUND
   Sold                                          1,834,862    $      14,801,120            4,436,037    $      39,616,545
   Issued as reinvestment of dividends             104,180              997,000               97,559              748,274
   Redeemed                                     (2,769,503)         (24,297,747)          (2,174,235)         (18,207,086)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                        (830,461)   $      (8,499,627)           2,359,361    $      22,157,733
                                         =================    =================    =================    =================
LARGE CAP VALUE FUND
   Sold                                         11,403,841    $      93,242,165            8,514,948    $      68,637,199
   Issued as reinvestment of dividends             258,612            2,430,954              258,610            1,874,921
   Redeemed                                     (7,684,155)         (60,961,138)          (8,329,628)         (64,765,921)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       3,978,298    $      34,711,981              443,930    $       5,746,199
                                         =================    =================    =================    =================
INDEXED EQUITY FUND
   Sold                                         29,568,865    $     263,944,559           33,396,629    $     306,179,882
   Issued as reinvestment of dividends             731,432            7,573,075              810,650            6,633,682
   Redeemed                                    (31,109,363)        (278,668,784)         (25,092,597)        (229,897,440)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                        (809,066)   $      (7,151,150)           9,114,682    $      82,916,124
                                         =================    =================    =================    =================
BLUE CHIP GROWTH FUND
   Sold                                          5,522,545    $      41,110,836            3,601,383    $      27,695,126
   Issued as reinvestment of dividends              34,267              287,842                8,662               58,731
   Redeemed                                     (5,317,851)         (39,208,068)          (5,370,099)         (41,294,170)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         238,961    $       2,190,610           (1,760,054)   $     (13,540,313)
                                         =================    =================    =================    =================

                                                                             CLASS S
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
LARGE CAP GROWTH FUND
   Sold                                            586,609    $       4,507,890            3,062,402    $      27,517,043
   Issued as reinvestment of dividends               2,605               22,220                    -                    -
   Redeemed                                       (639,134)          (4,893,653)             (62,243)            (547,228)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         (49,920)   $        (363,543)           3,000,159    $      26,969,815
                                         =================    =================    =================    =================
GROWTH EQUITY FUND
   Sold                                         12,470,818    $      87,599,095            7,368,954    $      52,795,872
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (4,899,213)         (33,097,109)          (6,734,756)         (47,729,420)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       7,571,605    $      54,501,986              634,198    $       5,066,452
                                         =================    =================    =================    =================
AGGRESSIVE GROWTH FUND
   Sold                                         15,554,957    $      70,558,453            7,198,909    $      33,151,366
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (6,093,757)         (26,592,842)          (9,635,786)         (42,684,416)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       9,461,200    $      43,965,611           (2,436,877)   $      (9,533,050)
                                         =================    =================    =================    =================
OTC 100 FUND
   Sold                                         35,134,790    $     111,598,033           15,444,594    $      44,282,199
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                    (31,017,066)         (98,243,358)         (17,387,347)         (49,137,544)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       4,117,724    $      13,354,675           (1,942,753)   $      (4,855,345)
                                         =================    =================    =================    =================
FOCUSED VALUE FUND
   Sold                                         14,396,627    $     211,196,145            8,028,008    $      98,916,416
   Issued as reinvestment of dividends             396,210            6,785,694               72,675              865,563
   Redeemed                                     (7,165,949)        (104,324,588)          (6,802,114)         (83,444,101)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       7,626,888    $     113,657,251            1,298,569    $      16,337,878
                                         =================    =================    =================    =================
SMALL COMPANY VALUE FUND
   Sold                                          5,321,803    $      55,985,604            7,287,945    $      72,489,846
   Issued as reinvestment of dividends              39,949              486,175               22,860              197,514
   Redeemed                                     (3,761,712)         (38,934,225)          (3,197,728)         (30,484,433)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,600,040    $      17,537,554            4,113,077    $      42,202,927
                                         =================    =================    =================    =================
SMALL CAP EQUITY FUND
   Sold                                         10,241,784    $     119,199,205           15,421,968    $     192,315,407
   Issued as reinvestment of dividends              75,789            1,035,273            2,580,258           26,163,818
   Redeemed                                    (15,549,619)        (180,122,910)         (27,276,659)        (330,466,529)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      (5,232,046)   $     (59,888,432)          (9,274,433)   $    (111,987,304)
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY FUND
   Sold                                          6,246,285    $      43,191,874            3,876,882    $      27,372,357
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (5,412,811)         (37,489,005)          (5,748,400)         (40,525,597)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         833,474    $       5,702,869           (1,871,518)   $     (13,153,240)
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY II FUND
   Sold                                          5,625,384    $      55,746,939            3,793,507    $      35,104,486
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (3,377,516)         (31,685,545)          (3,504,773)         (31,878,046)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,247,868    $      24,061,394              288,734    $       3,226,440
                                         =================    =================    =================    =================
SMALL CAP GROWTH EQUITY FUND
   Sold                                         12,983,856    $     144,118,829            5,940,006    $      61,526,529
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (7,883,000)         (85,908,157)          (5,181,440)         (51,808,791)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       5,100,856    $      58,210,672              758,566    $       9,717,738
                                         =================    =================    =================    =================
SMALL COMPANY GROWTH FUND
   Sold                                          2,808,668    $      27,638,797              306,398    $       2,517,186
   Issued as reinvestment of dividends             127,510            1,383,485                    -                    -
   Redeemed                                     (1,384,928)         (13,601,275)             (59,111)            (508,978)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       1,551,250    $      15,421,007              247,287    $       2,008,208
                                         =================    =================    =================    =================

                                                                             CLASS S
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
EMERGING GROWTH FUND
   Sold                                          5,425,045    $      25,762,384            2,882,490    $      12,236,205
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                     (4,468,363)         (21,569,392)          (5,132,528)         (20,484,485)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         956,682    $       4,192,992           (2,250,038)   $      (8,248,280)
                                         =================    =================    =================    =================
INTERNATIONAL EQUITY FUND
   Sold                                         59,533,566    $     434,295,562          296,154,757    $   2,237,494,178
   Issued as reinvestment of dividends             363,215            3,454,180              810,001            5,429,706
   Redeemed                                    (67,529,904)        (495,523,092)        (306,172,482)      (2,328,854,575)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                      (7,633,123)   $     (57,773,350)          (9,207,724)   $     (85,930,691)
                                         =================    =================    =================    =================
OVERSEAS FUND
   Sold                                         11,201,407    $      94,937,552            5,268,222    $      41,755,741
   Issued as reinvestment of dividends              55,720              532,683               19,184              140,234
   Redeemed                                     (4,612,425)         (40,299,253)            (380,889)          (2,992,780)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       6,644,702    $      55,170,982            4,906,517    $      38,903,195
                                         =================    =================    =================    =================

                                                                             CLASS Z
                                                                             -------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
INDEXED EQUITY FUND
   Sold                                          3,041,915    $      28,675,874            4,995,445    $      49,094,422
   Issued as reinvestment of dividends              52,827              546,840               28,868              236,834
   Redeemed                                     (1,015,641)          (9,401,314)          (2,980,141)         (26,025,410)
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                       2,079,101    $      19,821,400            2,044,172    $      23,305,846
                                         =================    =================    =================    =================

                                                                            CLASS N *
                                                                            ---------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
SHORT-DURATION BOND FUND
   Sold                                                  -    $               -                9,796    $         101,000
   Issued as reinvestment of dividends                 341                3,494                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                             341    $           3,494                9,796    $         101,000
                                         =================    =================    =================    =================
CORE BOND FUND
   Sold                                             96,894    $       1,098,871                9,050    $         101,000
   Issued as reinvestment of dividends               7,742               83,777                    -                    -
   Redeemed                                         (1,545)             (17,569)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         103,091    $       1,165,079                9,050    $         101,000
                                         =================    =================    =================    =================
DIVERSIFIED BOND FUND
   Sold                                                223    $           2,399               10,070    $         101,000
   Issued as reinvestment of dividends                 231                2,432                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                             454    $           4,831               10,070    $         101,000
                                         =================    =================    =================    =================
BALANCED FUND
   Sold                                             45,268    $         376,709               13,237    $         101,000
   Issued as reinvestment of dividends               1,159               10,156                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          46,427    $         386,865               13,237    $         101,000
                                         =================    =================    =================    =================
CORE VALUE EQUITY FUND
   Sold                                             29,672    $         239,153               14,511    $         101,000
   Issued as reinvestment of dividends                 214                1,661                    -                    -
   Redeemed                                            (14)                (116)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          29,872    $         240,698               14,511    $         101,000
                                         =================    =================    =================    =================

                                                                            CLASS N *
                                                                            ---------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
FUNDAMENTAL VALUE FUND
   Sold                                            216,179    $       1,913,146               13,015    $         101,000
   Issued as reinvestment of dividends               1,432               14,224                    -                    -
   Redeemed                                        (32,677)            (301,805)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         184,934    $       1,625,565               13,015    $         101,000
                                         =================    =================    =================    =================
VALUE EQUITY FUND
   Sold                                            115,541    $         968,283               13,254    $         101,000
   Issued as reinvestment of dividends                 115                1,099                    -                    -
   Redeemed                                        (95,925)            (847,344)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          19,731    $         122,038               13,254    $         101,000
                                         =================    =================    =================    =================
LARGE CAP VALUE FUND
   Sold                                            297,247    $       2,632,032               14,047    $         101,000
   Issued as reinvestment of dividends               2,153               19,919                    -                    -
   Redeemed                                         (1,047)              (8,318)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         298,353    $       2,643,633               14,047    $         101,000
                                         =================    =================    =================    =================
INDEXED EQUITY FUND
   Sold                                            268,213    $       2,472,712               12,484    $         100,500
   Issued as reinvestment of dividends               2,395               24,237                    -                    -
   Redeemed                                        (38,009)            (344,793)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         232,599    $       2,152,156               12,484    $         100,500
                                         =================    =================    =================    =================
BLUE CHIP GROWTH FUND
   Sold                                            169,070    $       1,274,373               15,097    $         101,000
   Issued as reinvestment of dividends                  34                  277                    -                    -
   Redeemed                                         (3,643)             (28,086)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         165,461    $       1,246,564               15,097    $         101,000
                                         =================    =================    =================    =================
LARGE CAP GROWTH FUND
   Sold                                                328    $           2,676               14,518    $         100,900
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                             328    $           2,676               14,518    $         100,900
                                         =================    =================    =================    =================
GROWTH EQUITY FUND
   Sold                                            210,906    $       1,478,702               16,805    $         101,000
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                         (1,522)             (10,822)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         209,384    $       1,467,880               16,805    $         101,000
                                         =================    =================    =================    =================
AGGRESSIVE GROWTH FUND
   Sold                                            103,282    $         497,734               26,790    $         101,000
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                           (886)              (4,192)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                         102,396    $         493,542               26,790    $         101,000
                                         =================    =================    =================    =================
OTC 100 FUND
   Sold                                                681    $           2,462               39,923    $         101,000
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                            (54)                (194)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                             627    $           2,268               39,923    $         101,000
                                         =================    =================    =================    =================
FOCUSED VALUE FUND
   Sold                                             45,810    $         722,604                8,580    $         101,000
   Issued as reinvestment of dividends               1,274               21,343                    -                    -
   Redeemed                                         (1,866)             (29,092)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          45,218    $         714,855                8,580    $         101,000
                                         =================    =================    =================    =================
SMALL COMPANY VALUE FUND
   Sold                                             35,883    $         371,407               11,699    $         100,500
   Issued as reinvestment of dividends                 105                1,262                    -                    -
   Redeemed                                           (263)              (2,861)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          35,725    $         369,808               11,699    $         100,500
                                         =================    =================    =================    =================

                                                                            CLASS N *
                                                                            ---------
                                              YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                               SHARES               AMOUNT               SHARES               AMOUNT
                                         -----------------    -----------------    -----------------    -----------------
SMALL CAP EQUITY FUND
   Sold                                                  -    $               -               10,029    $         100,500
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                               -    $               -               10,029    $         100,500
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY FUND
   Sold                                                859    $           6,303               17,150    $         100,500
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                             859    $           6,303               17,150    $         100,500
                                         =================    =================    =================    =================
MID CAP GROWTH EQUITY II FUND
   Sold                                             45,095    $         463,070               12,484    $         100,500
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                         (1,949)             (19,558)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          43,146    $         443,512               12,484    $         100,500
                                         =================    =================    =================    =================
SMALL CAP GROWTH EQUITY FUND
   Sold                                                482    $           5,593               11,635    $         101,000
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                           (170)              (1,988)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                             312    $           3,605               11,635    $         101,000
                                         =================    =================    =================    =================
SMALL COMPANY GROWTH FUND
   Sold                                             74,103    $         733,504               14,565    $         100,500
   Issued as reinvestment of dividends               4,173               44,438                    -                    -
   Redeemed                                         (2,839)             (27,852)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          75,437    $         750,090               14,565    $         100,500
                                         =================    =================    =================    =================
EMERGING GROWTH FUND
   Sold                                                  -     $              -               28,856    $         101,000
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                               -     $              -               28,856    $         101,000
                                         =================    =================    =================    =================
INTERNATIONAL EQUITY FUND
   Sold                                                  -     $              -               16,133    $         101,000
   Issued as reinvestment of dividends                   8                   73                    -                    -
   Redeemed                                              -                    -                    -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                               8    $              73               16,133    $         101,000
                                         =================    =================    =================    =================
OVERSEAS FUND
   Sold                                             26,242    $         211,409               13,949    $         101,000
   Issued as reinvestment of dividends                   -                    -                    -                    -
   Redeemed                                        (13,336)            (117,095)                   -                    -
                                         -----------------    -----------------    -----------------    -----------------
   Net increase (decrease)                          12,906    $          94,314               13,949    $         101,000
                                         =================    =================    =================    =================

*    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

                  Redemptions or exchanges of Class N made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended December 31, 2003 were all waived.

6. FOREIGN             The International Equity and Overseas Funds invest
   SECURITIES          substantially all of their assets in foreign securities.
                       The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S.
                       Government.

7. FEDERAL INCOME      At December 31, 2003, the cost of securities and the
   TAX INFORMATION     unrealized appreciation (depreciation) in the value of
                       investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                                                            FEDERAL         TAX BASIS       TAX BASIS      NET UNREALIZED
                                                          INCOME TAX        UNREALIZED      UNREALIZED     APPRECIATION/
                                                             COST          APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                        ---------------   -------------   --------------   --------------
                       Short-Duration Bond Fund         $   435,356,870   $   9,201,323   $   (1,902,089)  $    7,299,234
                       Core Bond Fund                     1,630,726,673      47,534,199      (11,399,608)      36,134,591
                       Diversified Bond Fund                153,273,257       3,519,692         (764,097)       2,755,595
                       Balanced Fund                        287,366,519      22,097,749       (4,188,640)      17,909,109
                       Core Value Equity Fund               813,064,240     134,134,331       (8,019,829)     126,114,502
                       Fundamental Value Fund               554,850,821      74,307,124         (390,269)      73,916,855
                       Value Equity Fund                     92,992,664      12,515,044       (1,552,774)      10,962,270
                       Large Cap Value Fund                 747,252,108     114,113,133      (20,043,993)      94,069,140
                       Indexed Equity Fund                1,536,484,375     164,713,084     (207,627,147)     (42,914,063)
                       Blue Chip Growth Fund                450,780,501      35,487,409      (33,603,630)       1,883,779
                       Large Cap Growth Fund                 46,936,729       5,358,724         (453,222)       4,905,502
                       Growth Equity Fund                   758,263,671      35,703,012       (7,386,660)      28,316,352
                       Aggressive Growth Fund               231,034,523      37,071,062         (885,300)      36,185,762
                       OTC 100 Fund                          86,171,555               -         (513,561)        (513,561)
                       Focused Value Fund                   654,297,969     144,589,304                -      144,589,304
                       Small Company Value Fund             202,967,481      31,036,966       (1,316,214)      29,720,752
                       Small Cap Equity Fund                421,525,796      91,071,904      (17,376,625)      73,695,279
                       Mid Cap Growth Equity Fund           176,028,223      29,234,215         (990,386)      28,243,829
                       Mid Cap Growth Equity II Fund        481,805,612     100,307,193       (9,845,333)      90,461,860
                       Small Cap Growth Equity Fund         504,048,678      92,556,503       (6,941,105)      85,615,398
                       Small Company Growth Fund            183,789,282      23,917,017       (3,665,475)      20,251,542
                       Emerging Growth Fund                 137,537,008      14,769,520       (2,927,270)      11,842,250
                       International Equity Fund            839,798,576     198,507,330      (54,829,679)     143,677,651
                       Overseas Fund                        321,897,654      57,042,436         (365,752)      56,676,684

                       Note: The aggregate cost for investments for the Money Market Fund as of December 31, 2003, is the same for financial reporting and Federal income tax purposes.

                       At December 31, 2003, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                           EXPIRING       EXPIRING       EXPIRING        EXPIRING
                                                             2008           2009           2010            2011
                                                          -----------   ------------   -------------   -------------
                       Money Market Fund                  $         -   $          -   $       2,644   $           -
                       Short-Duration Bond Fund               793,290              -         860,882         371,717
                       Balanced Fund                                -     22,166,384      23,308,925      11,306,845
                       Core Value Equity Fund                       -              -     131,854,019      65,727,767
                       Fundamental Value Fund                       -              -       5,736,013       5,296,906
                       Value Equity Fund                            -      1,119,587       4,727,666       1,352,126
                       Large Cap Value Fund                         -     22,553,575      38,862,582      10,633,070
                       Indexed Equity Fund                          -      4,449,883      34,948,211               -
                       Blue Chip Growth Fund                        -     17,582,488      42,088,672      16,672,836
                       Large Cap Growth Fund                        -              -       3,599,944       2,883,177
                       Growth Equity Fund                           -     87,240,016      98,921,181               -
                       Aggressive Growth Fund                 814,654     74,645,245      39,256,002               -
                       OTC 100 Fund                                 -      2,229,926       5,742,042      13,741,961
                       Mid Cap Growth Equity Fund                   -     86,096,985      35,977,324         976,172
                       Mid Cap Growth Equity II Fund                -      6,057,033      16,323,894               -
                       Small Cap Growth Equity Fund         1,738,099     37,737,954      49,322,723       4,198,096
                       Emerging Growth Fund                         -     36,857,350      28,322,542               -
                       International Equity Fund                    -     98,446,792     115,846,145     177,867,569
                       Overseas Fund                                -              -       3,097,342               -

                       Net Capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

                       Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                             ORDINARY       LONG TERM    RETURN OF
                                                              INCOME      CAPITAL GAIN    CAPITAL
                                                          -------------   ------------   ---------
                       Money Market Fund                  $   3,175,816   $          -     $ -
                       Short-Duration Bond Fund              16,131,252              -       -
                       Core Bond Fund                        93,124,944     11,811,850       -
                       Diversified Bond Fund                  4,051,208        396,970       -
                       Balanced Fund                          6,402,898              -       -
                       Core Value Equity Fund                13,690,798              -       -
                       Fundamental Value Fund                 5,083,758              -       -
                       Value Equity Fund                      1,346,552              -       -
                       Large Cap Value Fund                   4,685,340              -       -
                       Indexed Equity Fund                   14,510,579              -       -
                       Blue Chip Growth Fund                    654,624              -       -
                       Large Cap Growth Fund                     33,824              -       -
                       Focused Value Fund                    15,004,209              -       -
                       Small Company Value Fund                 612,730        370,681       -
                       Small Cap Equity Fund                  1,115,279              -       -
                       Small Company Growth Fund              6,445,061        868,337       -
                       International Equity Fund              4,699,265              -       -
                       Overseas Fund                          1,102,355              -       -

                       At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                UNDISTRIBUTED
                                                          UNDISTRIBUTED           LONG TERM            UNREALIZED
                                                             ORDINARY           CAPITAL GAIN/         APPRECIATION
                                                              INCOME      (CAPITAL LOSS CARRYOVER)   (DEPRECIATION)
                                                          -------------   ------------------------   --------------
                       Money Market Fund                  $       2,517       $        (2,644)       $            -
                       Short-Duration Bond Fund                       -            (4,115,272)          10,081,559
                       Core Bond Fund                           289,548             1,418,439           41,312,745
                       Diversified Bond Fund                          -              (157,022)           2,879,398
                       Balanced Fund                                  -           (63,503,661)          23,879,679
                       Core Value Equity Fund                15,328,865          (211,252,021)         139,779,267
                       Fundamental Value Fund                         -           (12,490,743)          75,374,679
                       Value Equity Fund                              -            (8,741,909)          12,502,876
                       Large Cap Value Fund                           -           (79,478,237)          94,721,595
                       Indexed Equity Fund                            -           (52,063,473)         (30,260,315)
                       Blue Chip Growth Fund                          -           (83,954,557)           5,268,877
                       Large Cap Growth Fund                          -            (7,077,296)           5,454,634
                       Growth Equity Fund                             -          (194,280,513)          36,435,888
                       Aggressive Growth Fund                         -          (117,013,214)          38,485,908
                       OTC 100 Fund                                   -           (38,284,310)          12,725,138
                       Focused Value Fund                     1,894,131             5,931,492          144,606,335
                       Small Company Value Fund               1,579,219               899,286           30,362,467
                       Small Cap Equity Fund                          -             3,049,087           76,763,381
                       Mid Cap Growth Equity Fund                     -          (123,302,216)          28,495,566
                       Mid Cap Growth Equity II Fund                  -           (24,608,432)          92,689,427
                       Small Cap Growth Equity Fund                   -           (94,673,098)          87,291,625
                       Small Company Growth Fund              5,432,746               326,548           21,493,576
                       Emerging Growth Fund                           -           (66,217,809)          12,880,167
                       International Equity Fund              3,280,264          (400,699,697)         154,674,627
                       Overseas Fund                                  -            (4,335,022)          57,993,440

                       The following Funds have elected to defer to January 1, 2004 post-October losses:

                                                                          AMOUNT
                                                                       ------------
                       Diversified Bond Fund                           $     53,828
                       Balanced Fund                                        801,531
                       Large Cap Value Fund                               6,412,185
                       Blue Chip Growth Fund                              4,226,166
                       Large Cap Growth Fund                                 45,043
                       OTC 100 Fund                                       3,331,682
                       International Equity Fund                          5,303,439

                       The following Funds have elected to defer to January 1, 2004 post-October currency losses:

                                                                          AMOUNT
                                                                       ------------
                       Large Cap Value Fund                            $    320,112
                       Blue Chip Growth Fund                                      1
                       Growth Equity Fund                                     9,210
                       Aggressive Growth Fund                                 7,606
                       Mid Cap Growth Equity II Fund                          9,211
                       International Equity Fund                          1,130,413
                       Overseas Fund                                         28,579

                       Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 2003:

                                                                   CAPITAL GAINS DIVIDEND
                                                                   ----------------------
                       Core Bond Fund                                   $ 11,811,850
                       Diversified Bond Fund                                 396,970
                       Small Company Value Fund                              370,681
                       Small Company Growth Fund                             868,337

8. LEGAL               On November 6, 2003, the MassMutual Prime Fund (now known
   PROCEEDINGS         as the MassMutual Money Market Fund), the MassMutual Core
                       Bond Fund and the MassMutual Balanced Fund (the "Funds") were each named as a defendant in an adversary proceeding brought by Enron, Corp. ("Enron"), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron's Chapter 11 bankruptcy proceeding (In re Enron,
                       Corp.). Enron alleges that the approximately 80 parties named as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron's bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper's original issuing documents, that the transactions depleted Enron's estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

                       The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron's court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. The Funds believe that they have valid defenses to all claims raised by Enron. However, if the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund's net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

9. SUBSEQUENT          Effective January 5, 2004, Sands Capital Management, Inc.
   EVENT               replaced Janus Capital Management LLC as the Aggressive
                       Growth Fund's Sub-Adviser.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MASSMUTUAL INSTITUTIONAL FUNDS
We have audited the accompanying statement of assets and liabilities including the schedule of investments of the MassMutual Institutional Funds (the "Trust"), comprised of the Money Market Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Core Value Equity Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Small Company Value Fund, the Small Cap Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the International Equity Fund and the Overseas Fund (the "Funds") as of December 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the MassMutual Institutional Funds as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2004

TRUSTEES AND OFFICERS (UNAUDITED)

                       The following table lists the Trust's trustees and officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MassMutual Institutional Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111,
                       Attention: Retirement Services Marketing.

       DISINTERESTED
            TRUSTEES

                                                                 TERM                              NUMBER OF
                                                              OF OFFICE**                        PORTFOLIOS IN
                                                                  AND                                FUND
                                                 POSITION(S)    LENGTH          PRINCIPAL           COMPLEX           OTHER
                            NAME, ADDRESS*,       HELD WITH     OF TIME    OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
                                AND AGE             TRUST        SERVED        PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
                       ------------------------  -----------  -----------  --------------------  -------------  ------------------
                       Ronald J. Abdow           Trustee of      Since     President, Abdow            46       Trustee, Abdow G&R
                       Age: 71                   the Trust       1994      Corporation                          Trust and Abdow
                                                                           (operator of                         G&R Co. (owners
                                                                           restaurants).                        and operators or
                                                                                                                restaurant
                                                                                                                properties);
                                                                                                                Chairman, Western
                                                                                                                Mass Development
                                                                                                                Corp.; Chairman,
                                                                                                                American
                                                                                                                International
                                                                                                                College; Trustee
                                                                                                                (since 2002),
                                                                                                                Oppenheimer
                                                                                                                Tremont Market
                                                                                                                Neutral Fund LLC,
                                                                                                                Oppenheimer
                                                                                                                Tremont
                                                                                                                Opportunity Fund
                                                                                                                LLC and
                                                                                                                Oppenheimer Real
                                                                                                                Estate Fund.

                       Richard H. Ayers          Trustee of      Since     Retired.                    46       Director, Applera
                       Age: 60                   the Trust       1996                                           Corporation;
                                                                                                                Director (since
                                                                                                                2002), Instron
                                                                                                                Corporation.

                       Mary E. Boland            Trustee of      Since     Attorney at Law,            46       Director (since
                       Age: 63                   the Trust       1994      Egan, Flanagan and                   1999), BankNorth
                                                                           Cohen, P.C.                          Massachusetts;
                                                                           (law firm),                          Director (since
                                                                           Springfield, MA.                     1999),
                                                                                                                Massachusetts
                                                                                                                Educational
                                                                                                                Financing
                                                                                                                Authority.

                       Richard W. Greene         Trustee of      Since     Retired; Vice               46
                       Age: 67                   the Trust       1996      President for
                                                                           Investments and
                                                                           Treasurer
                                                                           (1998-2000),
                                                                           University of
                                                                           Rochester (private
                                                                           university).

                                                                 TERM                              NUMBER OF
                                                              OF OFFICE**                        PORTFOLIOS IN
                                                                  AND                                FUND
                                                 POSITION(S)    LENGTH          PRINCIPAL           COMPLEX           OTHER
                            NAME, ADDRESS*,       HELD WITH     OF TIME    OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
                                AND AGE             TRUST        SERVED        PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
                       ------------------------  -----------  -----------  --------------------  -------------  ------------------
                       Beverly L. Hamilton       Trustee of      Since     President, ARCO             46       Director (since
                       Age: 56                   the Trust       1996      Investment                           1991), American
                                                                           Management Co.                       Funds Emerging
                                                                           (1991-2000).                         Markets Growth
                                                                                                                Fund (open-interval
                                                                                                                mutual fund);
                                                                                                                Trustee (since
                                                                                                                2000), Monterey
                                                                                                                Institute for
                                                                                                                International
                                                                                                                Studies; Trustee
                                                                                                                (since 2001), The
                                                                                                                California
                                                                                                                Endowment; Trustee
                                                                                                                (since 2002),
                                                                                                                Community Hospital
                                                                                                                of the Monterey
                                                                                                                Peninsula; Trustee
                                                                                                                (since 2002),
                                                                                                                Board II
                                                                                                                Oppenheimer Funds;
                                                                                                                Investment Advisory
                                                                                                                Committees of
                                                                                                                Rockefeller
                                                                                                                Foundation,
                                                                                                                Unilever (Holland)
                                                                                                                pension fund, CFSB
                                                                                                                Sprout, University
                                                                                                                of Michigan
                                                                                                                endowment and
                                                                                                                Hartford Hospital.

                       F. William Marshall, Jr.  Trustee of      Since     Consultant (since           46       Trustee (since
                       Age: 61                   the Trust       1996      1999); Chairman                      2000), Board II
                                                                           (1999), Family Bank,                 Oppenheimer Funds.
                                                                           F.S.B. (formerly SIS
                                                                           Bank); Executive
                                                                           Vice President
                                                                           (1999), Peoples
                                                                           Heritage Financial
                                                                           Group; President,
                                                                           Chief Executive
                                                                           Officer and Director
                                                                           (1993-1999), SIS
                                                                           Bancorp, Inc. and
                                                                           SIS Bank (formerly,
                                                                           Springfield
                                                                           Institution for
                                                                           Savings).

                       Allan W. Blair            Trustee of      Since     President and Chief        46        Director (since
                       Age: 55                   the Trust       2003      Executive Officer                    2001), Future
                                                                           (since 1996),                        Works, Inc.
                                                                           Economic Development
                                                                           Council of Western
                                                                           Massachusetts;
                                                                           President and Chief
                                                                           Operating Officer
                                                                           (since 1993),
                                                                           Westmass Area
                                                                           Development
                                                                           Corporation;
                                                                           President and Chief
                                                                           Operating Officer
                                                                           (since 1984),
                                                                           Westover
                                                                           Metropolitan
                                                                           Development
                                                                           Corporation.

                       R. Alan Hunter, Jr.       Trustee of      Since     Retired.                   46
                       Age: 56                   the Trust       2003

          INTERESTED
            TRUSTEES

                                                                 TERM                              NUMBER OF
                                                              OF OFFICE**                        PORTFOLIOS IN
                                                                  AND                                FUND
                                                 POSITION(S)    LENGTH          PRINCIPAL           COMPLEX           OTHER
                            NAME, ADDRESS*,       HELD WITH     OF TIME    OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
                                AND AGE             TRUST        SERVED        PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
                       ------------------------  -----------  -----------  --------------------  -------------  ------------------
                       Stuart H. Reese           Chairman        Since     Executive Vice             46        Director (since
                       Age: 48                   and Trustee     1999      President and Chief                  1994), Merrill
                                                 of the                    Investment Officer                   Lynch Derivative
                                                 Trust                     (since 1999), Chief                  Products; Chairman
                                                                           Executive Director                   (since 1999),
                                                                           (1997-1999),                         Director (since
                                                                           MassMutual; Chairman                 1996), Antares
                                                                           and Chief Executive                  Capital Corporation
                                                                           Officer (since 2001),                (finance company);
                                                                           President and Chief                  Director (since
                                                                           Executive Officer                    1996), HYP
                                                                           (1999-2001), David                   Management, Inc.
                                                                           L. Babson & Company                  (managing member
                                                                           Inc. (investment                     of MassMutual High
                                                                           adviser); Chairman                   Yield Partners
                                                                           (since 1999),                        LLC), and MMHC
                                                                           President                            Investment, Inc.
                                                                           (1995-1999),                         (investor in funds
                                                                           MassMutual Corporate                 sponsored by
                                                                           Investors and                        MassMutual);
                                                                           MassMutual                           Director (since
                                                                           Participation                        1994), MassMutual
                                                                           Investors                            Corporate Value
                                                                           (closed-end                          Partners Limited
                                                                           investment                           (investor in debt
                                                                           companies).                          and equity
                                                                                                                securities) and
                                                                                                                MassMutual
                                                                                                                Corporate Value
                                                                                                                Limited (parent of
                                                                                                                MassMutual
                                                                                                                Corporate Value
                                                                                                                Partners Limited);
                                                                                                                President (since
                                                                                                                1997),
                                                                                                                MassMutual/Darby
                                                                                                                CBO IM Inc.
                                                                                                                (manager of
                                                                                                                MassMutual/ Darby
                                                                                                                CBO LLC, a high
                                                                                                                yield bond fund);
                                                                                                                Advisory Board
                                                                                                                Member (since
                                                                                                                1995), Kirtland
                                                                                                                Capital Partners.

                       Frederick C. Castellani   Trustee and     Since     Executive Vice             46
                       Age: 56                   President       2001      President (since
                                                 of the                    2001), Senior Vice
                                                 Trust                     President
                                                                           (1996-2001),
                                                                           MassMutual.

                       Robert E. Joyal           Trustee of      Since     Retired; President         46        Director (since
                       Age: 58                   the Trust       2003      (2001-2003),                         1996), Antares
                                                                           Director (2000-2003)                 Leverage Capital
                                                                           and Managing                         Corp.; Director
                                                                           Director                             (since 1996),
                                                                           (2000-2001), David                   MassMutual High
                                                                           L. Babson & Company                  Yield Partners II,
                                                                           Inc.; Executive                      LLC; Director
                                                                           Director                             (since 1999),
                                                                           (1997-1999),                         MassMutual
                                                                           Massachusetts Mutual                 Corporate Value
                                                                           Life Insurance                       Partners Limited;
                                                                           Company.                             President (since
                                                                                                                1999), MassMutual
                                                                                                                Corporate Investors
                                                                                                                (closed-end
                                                                                                                investment
                                                                                                                company); President
                                                                                                                (since 1999),
                                                                                                                MassMutual
                                                                                                                Participation
                                                                                                                Investors
                                                                                                                (closed-end
                                                                                                                investment
                                                                                                                company).

  PRINCIPAL OFFICERS
         WHO ARE NOT
            TRUSTEES

                                                                                                                  NUMBER OF
                                                                                                                PORTFOLIOS IN
                                                                                                                    FUND
                                                 POSITION(S)    LENGTH                  PRINCIPAL                  COMPLEX
                            NAME, ADDRESS*,       HELD WITH     OF TIME            OCCUPATION(S) DURING          OVERSEEN BY
                                AND AGE             TRUST        SERVED                 PAST 5 YEARS               OFFICER
                       ------------------------  -----------  -----------  -----------------------------------  -------------
                       James S. Collins          Chief           Since     Vice President (since 1999), Second        46
                       Age: 45                   Financial       2000      Vice President (1990-1999),
                                                 Officer and               MassMutual.
                                                 Treasurer
                                                 of Trust

                       Thomas M. Kinzler         Vice            Since     Vice President and Associate               46
                       Age: 47                   President       1999      General Counsel (since 1999),
                                                 and                       Second Vice President and Associate
                                                 Secretary                 General Counsel (1996-1999),
                                                 of the Trust              MassMutual.

                       Vernon J. Meyer           Vice            Since     Vice President (since 1998),               46
                       Age: 38                   President       1999      MassMutual.
                                                 of the
                                                 Trust

                       Toby Slodden              Vice            Since     Executive Vice President (since            46
                       Age: 46                   President       2003      2003), Senior Vice President
                                                 of the                    (1999-2003), Vice President
                                                 Trust                     (1997-1999), MassMutual.

                       * The address of each Trustee and Principal Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

                       ** Each Trustee of the Trust serves until the next
                          meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years. Except, any Trustee who attained the age of seventy-two years during 2001 shall retire and cease to serve as a Trustee on or before June 1, 2003.

FEDERAL TAX INFORMATION (UNAUDITED)

The International Equity Fund and Overseas Fund paid qualifying foreign taxes of $863,959 and $440,777 and earned $11,226,396 and $4,014,827 foreign source income, respectively, during the year ended December 31, 2003. Pursuant to
Section 853 of the Internal Revenue Code, the International Equity Fund and the Overseas Fund designates $0.010 and $0.012 per share as foreign taxes paid and $0.124 and $0.109 per share as income earned from foreign sources, respectively for the year ended December 31, 2003.

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 2003 qualified for the dividends received deduction, as follows:

Core Bond Fund                                           0.18%
Diversified Bond Fund                                    0.26%
Balanced Fund                                           45.50%
Core Value Equity Fund                                 100.00%
Fundamental Value Fund                                 100.00%
Value Equity Fund                                      100.00%
Large Cap Value Fund                                   100.00%
Indexed Equity Fund                                    100.00%
Blue Chip Growth Fund                                  100.00%
Large Cap Growth Fund                                  100.00%
Focused Value Fund                                      17.06%
Small Company Value Fund                               100.00%
Small Cap Equity Fund                                  100.00%
Small Company Growth Fund                                1.19%
International Equity Fund                                0.14%

The following are the portion of qualified dividend income received by the Funds through December 31, 2003 that qualified for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Diversified Bond Fund                                    0.32%
Balanced Fund                                           45.19%
Fundamental Value Fund                                  99.69%
Value Equity Fund                                      100.00%
Large Cap Value Fund                                   100.00%
Indexed Equity Fund                                     99.39%
Blue Chip Growth Fund                                  100.00%
Large Cap Growth Fund                                  100.00%
Focused Value Fund                                      21.73%
Small Company Value Fund                               100.00%
Small Cap Equity Fund                                  100.00%
Small Company Growth Fund                                1.63%
International Equity Fund                              100.00%
Overseas Equity Fund                                   100.00%

ITEM 2 CODE OF ETHICS.

        As of December 31, 2003, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2003, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

        The Registrant's Board of Trustees has determined that Richard H. Ayers and Richard W. Greene, both members of the Audit Committee, are audit committee financial experts as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ayers and Mr. Greene are "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2003 and 2002 were $484,440 and $420,158, respectively.
        (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003 or 2002.
        (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Deloitte & Touche LLP for the review of Form 1120-RIC, Form 8613, excise distribution projections, distribution calculation and reasonable out of pocket expenses.for 2003 and 2002 were $159,875 and $85,000, respectively.
        (d) ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2003 or 2002.
        (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2003 and 2002 were pre-approved by the committee.
             (2) Not applicable.
        (f)  Not applicable.
        (g)  Not applicable.
        (h)  Not applicable.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 [RESERVED]


ITEM 9 CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 (EXHIBITS):

        (a)(1) Code of Ethics Described in Item 2 is attached.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MassMutual Institutional Funds

By (Signature and Title):  /s/ Frederick C. Castellani
                           ---------------------------------------------
                           Frederick C. Castellani, President and Principal Executive Officer

                           Date February 17, 2004
                                ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Frederick C. Castellani
                           ---------------------------------------------
                           Frederick C. Castellani, President and Principal Executive Officer

                           Date February 17, 2004
                                ------------------

By (Signature and Title):  /s/ James S. Collins
                           ---------------------------------------------
                           James S. Collins, Treasurer and Principal Financial Officer

                           Date February 17, 2004
                                ------------------